UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock Disciplined International Fund

BlackRock Large Cap Index Fund

BlackRock LifePath® Retirement

BlackRock LifePath® 2020 Fund

BlackRock LifePath® 2025 Fund

BlackRock LifePath® 2030 Fund

BlackRock LifePath® 2035 Fund

BlackRock LifePath® 2040 Fund

BlackRock LifePath® 2045 Fund

BlackRock LifePath® 2050 Fund

BlackRock LifePath® 2055 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock S&P 500 Index Fund

BlackRock Total International ex U.S. Index Fund

BlackRock U.S. Total Bond Index Fund

Master Investment Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

International Tilts Master Portfolio

Large Cap Index Master Portfolio

LifePath® Retirement Master Portfolio

LifePath® 2020 Master Portfolio

LifePath® 2025 Master Portfolio

LifePath® 2030 Master Portfolio

LifePath® 2035 Master Portfolio

LifePath® 2040 Master Portfolio

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

LifePath® Index 2060 Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

S&P 500 Index Master Portfolio

Total International ex U.S. Index Master Portfolio

Treasury Money Market Master Portfolio

U.S. Total Bond Index Master Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and

            Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2016

Date of reporting period: 06/30/2016

Item 1 – Report to Stockholders

2

JUNE 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock Cash Funds: Institutional
➢	BlackRock Cash Funds: Prime
➢	BlackRock Cash Funds: Treasury

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS III	JUNE 30, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape long term drove investors to high quality assets, pushing already-low global yields to even lower levels.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.84%	3.99%
U.S. small cap equities (Russell 2000® Index)	2.22	(6.73)
International equities (MSCI Europe, Australasia, Far East Index)	(4.42)	(10.16)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.05)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.15	0.19
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	7.95	9.49
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	5.31	6.00
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.35	7.80
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.06	1.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended June 30, 2016

After the Federal Open Market Committee (the “FOMC”) raised the target range for the federal funds rate by 25 basis points (0.25%) to 0.25-0.50% at its December 2015 meeting, the FOMC was clear in its expectation that the future removal of monetary accommodation would likely be gradual and dependent on incoming data. The positive momentum that resulted from the rate increase diminished fairly quickly in early 2016 as an economic slowdown in China spurred selling in equity markets around the world. On the back of this broader financial market turmoil, which abated in mid-February, the FOMC left rates unchanged for the remainder of the six-month period ended June 2016 and tempered its outlook for future short-term interest rate increases.

After the United Kingdom voted in late June to leave the European Union, markets broadly factored in expectations that the FOMC would not resume its course of raising interest rates before 2018, and reflected that investors anticipated the Bank of England and European Central Bank would turn more accommodative. Additionally, major credit rating agencies generally viewed the result of the “leave” decision unfavorably, assigning or maintaining a negative outlook on the United Kingdom, and in certain cases, downgrading the nation’s long-term credit rating by as much as two “notches” to AA.

While conditions in U.S. short-term markets were relatively stable and investment activity in credit was generally muted, some credit spread widening occurred on an issuer-specific basis, which was likely a combination of quarter-end factors and Brexit concerns. The U.S. short Rates Market benefited from the “flight to safety” flows, while core global bond yields hit record lows. In Europe, this raised expectations for more active central bank policy loosening, as well as a great deal of uncertainty in the political environment.

London Interbank Offered Rates (“LIBOR”) moved higher early in the period as a result of the hike in rates by the FOMC and speculation of another possible rate hike later this year. LIBOR remained elevated toward the end of the period even as expectations of a 2016 rate increase came down. The benchmark three-month LIBOR ended the period at 0.654%, which is just over 4 basis points higher than it had been six months prior.

We believe one 25-basis-point rate hike in 2016 is unlikely, though still possible should recent upward pressure on inflation prove lasting and labor market and financial conditions remain supportive of such an action.

The short-term tax-exempt market ended the six-month period with the SIFMA Index, which represents the average yield on seven-day variable rate demand note (“VRDN”) securities, at a multi-year high of 0.41%, well above the six-month average of 0.24%. VRDN new issuance remained light as municipal issuers continued to lock in low fixed rates through longer-dated bond deals. However, over the past six months, the tax-exempt money fund industry experienced outflows of approximately 24%, or $62 billion, due to pending money fund reform. These outflows caused dealer VRDN inventories to increase substantially, forcing dealers to reset levels on VRDNs higher in order to attract the interest of taxable crossover buyers. During the six months ended June 30, yields on short term municipal securities essentially matched those of comparable taxable investments, making the tax-exempt investment space very attractive to crossover buyers.

In the primary note market, the Municipal Market Advisors AAA General Obligation One-Year Index ended the six-month period at 0.46%, reflective of the selectivity of investors with regard to purchases of one-year maturities. Ahead of “note season” in July and August, when municipalities issue the bulk of their one-year tax and revenue anticipation notes, municipal note issuance is anticipated to remain light as municipalities continue to assess their operating cash needs and formulate their budgets for the upcoming fiscal year. However, we expect one-year levels to continue to move higher throughout the summer as issuers will need to offer greater yield premiums to entice buyers to extend out to the full year maturity. Also, short-term tax-exempt industry assets are expected to decrease further over the coming months as money continues to move out of municipal money funds and into government funds as a result of technical provisions of the money fund reform that becomes effective in October. Due to this widespread uncertainty over shareholder activity, and in addition to the possibility of a further hike in short-term rates by the Fed, we expect an upward bias on short-term municipal rates throughout the remainder of 2016 as municipal money fund investors remain defensively positioned, favoring higher levels of liquidity and shorter weighted average maturities.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS III	JUNE 30, 2016

Fund Information as of June 30, 2016

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Institutional’s (the “Fund”) investment objective is to seek a high level of income consistent with liquidity and the preservation of capital.

	7-Day SEC Yield	7-Day Yield
Aon Captives	0.44%	0.44%
Institutional	0.54%	0.54%
Select	0.46%	0.46%
SL Agency	0.57%	0.57%

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Prime’s (the “Fund”) investment objective is to seek a high level of income consistent with liquidity and the preservation of capital.

	7-Day SEC Yield	7-Day Yield
Capital	0.46%	0.46%
Institutional	0.48%	0.48%
Premium	0.43%	0.43%
SL Agency	0.51%	0.51%

BlackRock Cash Funds: Treasury

BlackRock Cash Funds: Treasury’s (the “Fund”) investment objective is to seek current income consistent with liquidity and stability of principal.

	7-Day SEC Yield	7-Day Yield
Institutional	0.29%	0.29%
SL Agency	0.32%	0.32%

The 7-Day SEC Yields may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

On May 19, 2016, the Board of Trustees approved the designation of each of BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and their corresponding master portfolio as a money market fund that does not qualify as a “government money market fund” or as a “retail money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (each an “Institutional Money Market Fund”). This designation will become effective on or about October 11, 2016.

Institutional Money Market Funds will no longer value their investments under the amortized cost method and will be required to price and transact in their shares at a NAV per share reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of certain Institutional Money Market Funds may be priced multiple times each day such Fund accepts purchase orders and redemption requests.

The Boards of the Institutional Money Market Funds will be permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Money Market Fund for up to 10 business days during a 90 day period, in the event that such Institutional Money Market Fund’s weekly liquid assets fall below certain thresholds.

BLACKROCK FUNDS III	JUNE 30, 2016	5

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2016 and held through June 30, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual				Hypothetical[2]
BlackRock Cash Funds: Institutional	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[1]		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Aon Captives	$1,000.00	$1,001.80	$1.09		$1,000.00	$1,023.77	$1.11	0.22%
Institutional	$1,000.00	$1,002.30	$0.60		$1,000.00	$1,024.27	$0.60	0.12%
Select	$1,000.00	$1,002.00	$1.00		$1,000.00	$1,023.87	$1.01	0.20%
SL Agency	$1,000.00	$1,002.50	$0.45		$1,000.00	$1,024.42	$0.45	0.09%
BlackRock Cash Funds: Prime
Capital	$1,000.00	$1,002.20	$0.70		$1,000.00	$1,024.17	$0.70	0.14%
Institutional	$1,000.00	$1,002.30	$0.60		$1,000.00	$1,024.27	$0.60	0.12%
Premium	$1,000.00	$1,002.00	$0.85		$1,000.00	$1,024.02	$0.86	0.17%
SL Agency	$1,000.00	$1,002.40	$0.45		$1,000.00	$1,024.42	$0.45	0.09%
BlackRock Cash Funds: Treasury
Institutional	$1,000.00	$1,000.20	$0.14	[3]	$1,000.00	$1,005.84	$0.14	0.12%
SL Agency	$1,000.00	$1,001.40	$0.45		$1,000.00	$1,024.42	$0.45	0.09%

[1]

For each class of a Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because each Fund invests all of its assets in its corresponding Master Portfolio, the expense examples reflect the net expenses of both the Fund and the Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
[3]

Expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 25/209 (to reflect the period in which the class was active).

6	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Prime	BlackRock Cash Funds: Treasury

Assets
Investments at value — from the applicable Master Portfolio[1,2]	$31,456,025,589	$25,296,807,653	$4,099,672,941
Receivables:
Fund shares sold	2,286	—	—
Withdrawals from the applicable Master Portfolio	—	50,000,000	—

Total assets	31,456,027,875	25,346,807,653	4,099,672,941

Liabilities
Payables:
Income dividends	13,239,821	7,039,758	927,115
Capital shares redeemed	—	50,000,000	—
Contributions to the applicable Master Portfolio	2,286	—	—
Administration fees	583,585	1,009,397	64,195
Professional fees	2,597	3,294	7,266
Distribution fees	625	—	—

Total liabilities	13,828,914	58,052,449	998,576

Net Assets	$31,442,198,961	$25,288,755,204	$4,098,674,365

Net Assets Consist of
Paid-in capital	$31,440,597,461	$25,287,964,533	$4,098,493,702
Undistributed (distributions in excess of) net investment income	—	15,057	—
Accumulated net realized gain	1,601,500	775,614	180,663

Net Assets	$31,442,198,961	$25,288,755,204	$4,098,674,365

Net Asset Value
Aon Captives:
Net assets	$7,570,431	—	—

Shares outstanding[3]	7,570,366	—	—

Net asset value	$1.00	—	—

Capital:
Net assets	—	$1,924,559,121	—

Shares outstanding[3]	—	1,924,507,303	—

Net asset value	—	$1.00	—

Institutional:
Net assets	$916,017,294	$12,814,437,224	$53,823,189

Shares outstanding[3]	916,009,404	12,814,090,889	53,820,816

Net asset value	$1.00	$1.00	$1.00

Premium:
Net assets	—	$1,310,095,112	—

Shares outstanding[3]	—	1,310,059,840	—

Net asset value	—	$1.00	—

Select:
Net assets	$5,403	—	—

Shares outstanding[3]	5,403	—	—

Net asset value	$1.00	—	—

SL Agency:
Net assets	$30,518,605,833	$9,239,663,747	$4,044,851,176

Shares outstanding[3]	30,518,343,074	9,239,414,877	4,044,672,886

Net asset value	$1.00	$1.00	$1.00

[1] Investments at cost — from the applicable Master Portfolio
[2] Money Market Master Portfolio, Prime Money Market Master Portfolio, and Treasury Money Market Master Portfolio (each, a “Master Portfolio”), respectively.
[3] Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	7

Statements of Operations

Six Months Ended June 30, 2016 (Unaudited)	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Prime	BlackRock Cash Funds: Treasury

Investment Income
Net investment income allocated from the applicable Master Portfolio:
Interest	$125,067,335	$77,001,730	$4,503,060
Expenses	(21,518,040)	(13,572,333)	(1,259,985)
Fees waived	6,670,803	4,202,773	394,810

Total income	110,220,098	67,632,170	3,637,885

Fund Expenses
Administration — class specific	4,541,173	6,217,432	247,282
Professional	6,756	6,684	6,651
Distribution — class specific	4,181	—	—
Miscellaneous	14,100	14,097	56

Total expenses	4,566,210	6,238,213	253,989
Less:
Fees reimbursed by the Administrator	(6,756)	(6,684)	(6,651)
Fees waived by the Administrator — class specific	—	(117)	—

Total expenses after fees waived and/or reimbursed	4,559,454	6,231,412	247,338

Net investment income	105,660,644	61,400,758	3,390,547

Realized Gain Allocated from the Master Portfolios
Net realized gain from investments	362,566	205,099	165,042

Net Increase in Net Assets Resulting from Operations	$106,023,210	$61,605,857	$3,555,589

See Notes to Financial Statements.

8	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets

	BlackRock Cash Funds: Institutional
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$105,660,644	$78,123,251
Net realized gain	362,566	1,366,640

Net increase in net assets resulting from operations	106,023,210	79,489,891

Distributions to Shareholders[1]
From net investment income:
Aon Captives	(15,497)	(4,715)
Institutional	(4,625,169)	(4,942,131)
Select	(11)	(13)
SL Agency	(101,019,967)	(73,176,392)
From net realized gain:
Aon Captives	—	(270)
Institutional	—	(72,604)
SL Agency	—	(1,333,902)

Decrease in net assets resulting from distributions to shareholders	(105,660,644)	(79,530,027)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(11,066,915,580)	2,500,790,392

Net Assets
Total increase (decrease) in net assets	(11,066,553,014)	2,500,750,256
Beginning of period	42,508,751,975	40,008,001,719

End of period	$31,442,198,961	$42,508,751,975

Distributions in excess of net investment income, end of period	—	—

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	9

Statements of Changes in Net Assets

	BlackRock Cash Funds: Prime
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$61,400,758	$36,457,663
Net realized gain	205,099	570,515

Net increase in net assets resulting from operations	61,605,857	37,028,178

Distributions to Shareholders[1]
From net investment income:
Capital	(5,538,126)	(2,423,327)
Institutional	(21,067,943)	(15,039,119)
Premium	(4,682,004)	(1,252,061)
Select	(2,280)	(1,082)
SL Agency	(30,110,405)	(17,730,967)
From net realized gain:
Capital	—	(28,402)
Institutional	—	(170,670)
Premium	—	(17,796)
Select	—	(19)
SL Agency	—	(131,220)

Decrease in net assets resulting from distributions to shareholders	(61,400,758)	(36,794,663)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(162,329,781)	2,758,323,754

Net Assets
Total increase (decrease) in net assets	(162,124,682)	2,758,557,269
Beginning of period	25,450,879,886	22,692,322,617

End of period	$25,288,755,204	$25,450,879,886

Undistributed net investment income, end of period	$15,057	$15,057

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

10	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets

	BlackRock Cash Funds: Treasury
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$3,390,547	$546,933
Net realized gain	165,042	98,963

Net increase in net assets resulting from operations	3,555,589	645,896

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,043)	(279)
Select	—	(1)
SL Agency	(3,389,504)	(546,653)
From net realized gain:
Institutional	—	(51)
SL Agency	—	(90,949)

Decrease in net assets resulting from distributions to shareholders	(3,390,547)	(637,933)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	1,943,935,788	(231,225,048)

Net Assets
Total increase (decrease) in net assets	1,944,100,830	(231,217,085)
Beginning of period	2,154,573,535	2,385,790,620

End of period	$4,098,674,365	$2,154,573,535

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	11

Financial Highlights	BlackRock Cash Funds: Institutional

	Aon Captives
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0018		0.0006	0.0000 [1]	0.0005	0.0012	0.0008
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0018		0.0006	0.0001	0.0005	0.0012	0.0008

Distributions:[2]
From net investment income	(0.0018)		(0.0006)	(0.0000)[3]	(0.0005)	(0.0012)	(0.0008)
From net realized gain	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0018)		(0.0006)	(0.0001)	(0.0005)	(0.0012)	(0.0008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.18%	[5]	0.06%	0.01%	0.05%	0.12%	0.08%

Ratios to Average Net Assets[6,7]
Total expenses	0.22%	[8]	0.22%	0.22%	0.22%	0.22%	0.22%

Total expenses after fees waived and/or reimbursed	0.22%	[8]	0.22%	0.22%	0.22%	0.22%	0.22%

Net investment income	0.37%	[8]	0.06%	0.01%	0.04%	0.12%	0.07%

Supplemental Data
Net assets, end of period (000)	$7,570		$8,558	$7,999	$9,166	$11,003	$9,167

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%

[8]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0023		0.0016	0.0010	0.0015	0.0022	0.0018
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0023		0.0016	0.0011	0.0015	0.0022	0.0018

Distributions:[2]
From net investment income	(0.0023)		(0.0016)	(0.0010)	(0.0015)	(0.0022)	(0.0018)
From net realized gain	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0023)		(0.0016)	(0.0011)	(0.0015)	(0.0022)	(0.0018)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.23%	[5]	0.16%	0.11%	0.15%	0.22%	0.18%

Ratios to Average Net Assets[6,7]
Total expenses	0.12%	[8]	0.12%	0.12%	0.12%	0.12%	0.12%

Total expenses after fees waived and/or reimbursed	0.12%	[8]	0.12%	0.12%	0.12%	0.12%	0.12%

Net investment income	0.46%	[8]	0.15%	0.11%	0.14%	0.22%	0.17%

Supplemental Data
Net assets, end of period (000)	$916,017		$2,056,594	$2,251,121	$2,802,911	$1,211,912	$1,089,872

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	13

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	Select
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0020		0.0008	0.0002	0.0007	0.0014	0.0010
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0020		0.0008	0.0003	0.0007	0.0014	0.0010

Distributions:[2]
From net investment income	(0.0020)		(0.0008)	(0.0002)	(0.0007)	(0.0014)	(0.0010)
From net realized gain	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0020)		(0.0008)	(0.0003)	(0.0007)	(0.0014)	(0.0010)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.20%	[5]	0.08%	0.03%	0.07%	0.14%	0.10%

Ratios to Average Net Assets[6,7]
Total expenses	0.22%	[8]	0.22%	0.22%	0.22%	0.22%	0.22%

Total expenses after fees waived and/or reimbursed	0.20%	[8]	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.40%	[8]	0.07%	0.03%	0.06%	0.14%	0.09%

Supplemental Data
Net assets, end of period (000)	$5		$5	$109	$4,324	$11,459	$44,788

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%

[8]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	SL Agency
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0025		0.0019	0.0013	0.0018	0.0025	0.0021
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0025		0.0019	0.0014	0.0018	0.0025	0.0021

Distributions:[2]
From net investment income	(0.0025)		(0.0019)	(0.0013)	(0.0018)	(0.0025)	(0.0021)
From net realized gain	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0025)		(0.0019)	(0.0014)	(0.0018)	(0.0025)	(0.0021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.25%	[5]	0.19%	0.14%	0.18%	0.25%	0.21%

Ratios to Average Net Assets[6,7]
Total expenses	0.09%	[8]	0.09%	0.09%	0.09%	0.09%	0.09%

Total expenses after fees waived and/or reimbursed	0.09%	[8]	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	0.50%	[8]	0.19%	0.14%	0.17%	0.25%	0.20%

Supplemental Data
Net assets, end of period (000)	$30,518,606		$40,443,595	$37,748,773	$37,867,084	$33,350,562	$26,815,279

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	15

Financial Highlights (concluded)	BlackRock Cash Funds: Institutional

	Trust
	Period January 1, 2014 to November 10, 2014[1]		Year Ended December 31
			2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0000	[2]	0.0001		0.0000	[2]	0.0001
Net realized gain	0.0000	[2]	0.0000	[2]	—		—

Net increase from investment operations	0.0000		0.0001		0.0000		0.0001

Distributions:[3]
From net investment income	(0.0000)[4]		(0.0001)		(0.0000)[4]		(0.0001)
From net realized gain	(0.0000)[4]		(0.0000)[4]		—		—

Total distributions	(0.0000)		(0.0001)		(0.0000)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.01%		—		0.01%

Ratios to Average Net Assets[7]
Total expenses	0.45%	8.9	0.45%	[9]	0.45%	[9]	0.45%	[9]

Total expenses after fees waived and/or reimbursed	0.22%	[8,9]	0.28%	[9]	0.34%	[9]	0.29%	[9]

Net investment income	0.00%	[8,9]	0.00%	[9]	0.00%	[9]	0.00%	[9]

Supplemental Data
Net assets, end of period (000)	—	[1]	$547		$8,215		$10,640

[1]	There were no Trust Shares outstanding from November 11, 2014 through December 31, 2015 and the six months ended June 30, 2016.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

16	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	BlackRock Cash Funds: Prime

	Capital
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0022		0.0013		0.0007		0.0011		0.0018		0.0014
Net realized gain	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	—		—

Net increase from investment operations	0.0022		0.0013		0.0007		0.0011		0.0018		0.0014

Distributions:[2]
From net investment income	(0.0022)		(0.0013)		(0.0007)		(0.0011)		(0.0018)		(0.0014)
From realized gain	—		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		—		—

Total distributions	(0.0022)		(0.0013)		(0.0007)		(0.0011)		(0.0018)		(0.0014)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.22%	[5]	0.13%		0.07%		0.11%		0.18%		0.14%

Ratios to Average Net Assets[6,7]
Total expenses	0.14%	[8]	0.14%	[7]	0.14%	[7]	0.14%	[7]	0.14%	[7]	0.14%	[7]

Total expenses after fees waived and/or reimbursed	0.14%	[8]	0.14%	[7]	0.14%	[7]	0.14%	[7]	0.14%	[7]	0.14%	[7]

Net investment income	0.44%	[8]	0.13%	[7]	0.07%	[7]	0.10%	[7]	0.18%	[7]	0.15%	[7]

Supplemental Data
Net assets, end of period (000)	$1,924,559		$2,125,858		$1,747,725		$1,472,926		$1,394,794		$456,657

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	17

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0023		0.0015		0.0009		0.0013		0.0020		0.0016
Net realized gain	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	—		—

Net increase from investment operations	0.0023		0.0015		0.0009		0.0013		0.0020		0.0016

Distributions:[2]
From net investment income	(0.0023)		(0.0015)		(0.0009)		(0.0013)		(0.0020)		(0.0016)
From realized gain	—		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		—		—

Total distributions	(0.0023)		(0.0015)		(0.0009)		(0.0013)		(0.0020)		(0.0016)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.23%	[5]	0.15%		0.09%		0.13%		0.20%		0.16%

Ratios to Average Net Assets[6,7]
Total expenses	0.12%	[8]	0.12%	[7]	0.12%	[7]	0.12%	[7]	0.12%	[7]	0.12%	[7]

Total expenses after fees waived and/or reimbursed	0.12%	[8]	0.12%	[7]	0.12%	[7]	0.12%	[7]	0.12%	[7]	0.12%	[7]

Net investment income	0.45%	[8]	0.15%	[7]	0.09%	[7]	0.12%	[7]	0.20%	[7]	0.16%	[7]

Supplemental Data
Net assets, end of period (000)	$12,814,437		$13,516,545		$9,074,064		$5,269,961		$3,236,082		$2,282,923

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[8]	Annualized.

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Premium
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0020		0.0010		0.0004		0.0008		0.0015		0.0011
Net realized gain	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	—		—

Net increase from investment operations	0.0020		0.0010		0.0004		0.0008		0.0015		0.0011

Distributions:[2]
From net investment income	(0.0020)		(0.0010)		(0.0004)		(0.0008)		(0.0015)		(0.0011)
From realized gain	—		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		—		—

Total distributions	(0.0020)		(0.0010)		(0.0004)		(0.0008)		(0.0015)		(0.0011)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.20%	[5]	0.10%		0.04%		0.08%		0.15%		0.11%

Ratios to Average Net Assets[6,7]
Total expenses	0.17%	[8]	0.17%	[7]	0.17%	[7]	0.17%	[7]	0.17%	[7]	0.17%	[7]

Total expenses after fees waived and/or reimbursed	0.17%	[8]	0.17%	[7]	0.17%	[7]	0.17%	[7]	0.17%	[7]	0.17%	[7]

Net investment income	0.41%	[8]	0.10%	[7]	0.04%	[7]	0.07%	[7]	0.16%	[7]	0.11%	[7]

Supplemental Data
Net assets, end of period (000)	$1,310,095		$1,132,614		$1,254,768		$4,669,369		$3,481,506		$1,460,178

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	19

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Select
	Period Ended June 30, 2016[1] (Unaudited)		Period January 1, 2015 to December 31, 2015[2]		Period January 1, 2014 to December 21, 2014[3]		Year Ended December 31,
							2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0002	[4]	0.0000	[4]	0.0000	[3]	0.0005		0.0012		0.0008
Net realized gain	0.0000	[4]	0.0000	[4]	0.0000	[3]	0.0000	[4]	—		—

Net increase from investment operations	0.0002		0.0000		0.0000		0.0005		0.0012		0.0008

Distributions:[5]
From net investment income	(0.0002)		(0.0000)[6]		(0.0000)[6]		(0.0005)		(0.0012)		(0.0008)
From net realized gain	—		—		(0.0000)[6]		(0.0000)[6]		—		—

Total distributions	(0.0002)		(0.0000)		(0.0000)		(0.0005)		(0.0012)		(0.0008)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[7]
Based on net asset value	0.02%	[8]	0.00%	[8]	0.00%	[8]	0.05%		0.12%		0.09%

Ratios to Average Net Assets[9]
Total expenses	0.22%	[10,11]	0.22%	[10,11]	0.22%	[10,11]	0.22%	[10]	0.22%	[10]	0.22%	[10]

Total expenses after fees waived and/or reimbursed	0.20%	[10,11]	0.20%	[10,11]	0.20%	[10,11]	0.20%	[10]	0.20%	[10]	0.20%	[10]

Net investment income	0.39%	[10,11]	0.00%	[10,11]	0.00%	[10,11]	0.04%	[10]	0.12%	[10]	0.08%	[10]

Supplemental Data
Net assets, end of period (000)	—	[1]	—	[2]	—	[3]	$90		$10,454		$69,779

[1]

There were no Select Shares outstanding from January 1, 2016 through January 18, 2016, January 20, 2016 through February 17, 2016, February 22, 2016 through March 17, 2016, March 21, 2016 through April 17, 2016, April 21, 2016 through May 17, 2016, May 20, 2016 through June 20 2016 and June 23, 2016 through June 30, 2016.

[2]

There were no Select Shares outstanding from January 1, 2015 through January 19, 2015, January 21, 2015 through February 17, 2015, February 20, 2015 through March 17, 2015, March 20, 2015 through April 19, 2015, April 22, 2015 through May 17, 2015, May 20, 2015 through June 18, 2015, June 22, 2015 through July 19, 2015, July 22, 2015 through August 17, 2015, August 20, 2015 through September 17, 2015, September 22, 2015 through October 18, 2015, October 21, 2015 through November 17, 2015, November 20, 2015 through December 17, 2015, and December 21, 2015 through December 31, 2015.

[3]	There were no Select Shares outstanding from November 11, 2014 through November 17, 2014, November 18, 2014 through December 18, 2014 and December 22, 2014 through December 31, 2014.

[4]	Amount is less than $0.00005 per share.

[5]	Distributions for annual periods determined in accordance with federal income tax regulations.

[6]	Amount is greater than $(0.00005) per share.

[7]	Where applicable, assumes the reinvestment of distributions.

[8]	Aggregate total return.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[10]	Includes the Fund’s share of the Master Portfolio’s annualized allocated fees waived of 0.03%.

[11]	Annualized.

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	SL Agency
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0024		0.0018		0.0012		0.0016		0.0023		0.0019
Net realized gain	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	—		—

Net increase from investment operations	0.0024		0.0018		0.0012		0.0016		0.0023		0.0019

Distributions:[2]
From net investment income	(0.0024)		(0.0018)		(0.0012)		(0.0016)		(0.0023)		(0.0019)
From realized gain	—		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		—		—

Total distributions	(0.0024)		(0.0018)		(0.0012)		(0.0016)		(0.0023)		(0.0019)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.24%	[5]	0.18%		0.12%		0.16%		0.23%		0.19%

Ratios to Average Net Assets[6,7]
Total expenses	0.09%	[8]	0.09%	[7]	0.09%	[7]	0.09%	[7]	0.09%	[7]	0.09%	[7]

Total expenses after fees waived and/or reimbursed	0.09%	[8]	0.09%	[7]	0.09%	[7]	0.09%	[7]	0.09%	[7]	0.09%	[7]

Net investment income	0.49%	[8]	0.18%	[7]	0.12%	[7]	0.15%	[7]	0.23%	[7]	0.19%	[7]

Supplemental Data
Net assets, end of period (000)	$9,239,664		$8,675,863		$10,615,765		$5,689,192		$5,877,464		$4,830,517

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	21

Financial Highlights (concluded)	BlackRock Cash Funds: Prime

	Trust
	Period January 1, 2014 to November 10, 2014[1]		Year Ended December 31,
			2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0000	[2]	0.0001		0.0000	[2]	0.0000	[2]
Net realized gain	0.0000	[2]	0.0000	[2]	—		—

Net increase from investment operations	0.0000		0.0001		0.0000		0.0000

Distributions:[3]
From net investment income	(0.0001)[4]		(0.0000)		(0.0000)[4]		(0.0000)[4]
From net realized gain	(0.0000)[4]		(0.0000)[4]		—		—

Total distributions	(0.0000)		(0.0001)		(0.0000)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.01%		0.00%		0.00%

Ratios to Average Net Assets[7]
Total expenses	0.45%	[8,9]	0.45%	[9]	0.45%	[9]	0.45%	[9]

Total expenses after fees waived and/or reimbursed	0.20%	[8,9]	0.24%	[9]	0.32%	[9]	0.28%	[9]

Net investment income	0.00%	[8,9]	0.00%	[9]	0.00%	[9]	0.01%	[9]

Supplemental Data
Net assets, end of period (000)	—	[1]	$8,086		$21,702		$29,657

[1]	There were no Trust Shares outstanding from November 11, 2014 through December 31, 2014, the year ended December 31, 2015 and the six months ended June 30, 2016.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the year ended December 31, 2010, which includes gross expenses.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s annualized allocated fees waived of 0.03%.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	BlackRock Cash Funds: Treasury

	Capital
	Period January 1, 2014 to November 10, 2014[1]		Year Ended December 31,
			2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	—		0.0001		0.0002		0.0004
Net realized gain	0.0000	[2]	0.0000	[2]	—		—

Net increase from investment operations	0.0000		0.0001		0.0002		0.0004

Distributions:[3]
From net investment income	—		(0.0001)		(0.0002)		(0.0004)
From net realized gain	(0.0000)[4]		(0.0000)[4]		—		—

Total distributions	(0.0000)		(0.0001)		(0.0002)		(0.0004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.01%		0.02%		0.04%

Ratios to Average Net Assets[7]
Total expenses	0.13%	[8,9]	0.14%	[10]	0.14%	[10]	0.14%	[9]

Total expenses after fees waived and/or reimbursed	0.06%	[8,9]	0.12%	[10]	0.13%	[10]	0.10%	[9]

Net investment income	0.00%	[8,9]	0.00%	[10]	0.02%	[10]	0.01%	[9]

Supplemental Data
Net assets, end of period (000)	—	[1]	$715		$273,121		$18,370

[1]	There were no Capital Shares outstanding from November 11, 2014 through December 31, 2014, the year ended December 31, 2015 and the six months ended June 30, 2016.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master’s Portfolio allocated fees waived of 0.04%.

[10]	Includes the Fund’s share of the Master’s Portfolio allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	23

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Institutional
	Period June 6, 2016[1] to June 30, 2016 (Unaudited)		Period January 1, 2015 to December 31, 2015[2]		Year Ended December 31,
					2014		2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0002		0.0000	[3]	—		0.0001		0.0002		0.0004
Net realized gain	0.0000	[3]	0.0000	[3]	0.0000	[3]	0.0000	[3]	—		—

Net increase from investment operations	0.0002		0.0000		0.0000		0.0000		0.0002		0.0004

Distributions:[4]
From net investment income	(0.0002)		(0.0000)[5]		—		(0.0001)		(0.0002)		(0.0004)
From net realized gain	—		(0.0000)[5]		(0.0000)[5]		(0.0000)[5]		—		—

Total distributions	(0.0002)		(0.0000)		(0.0000)		(0.0001)		(0.0002)		(0.0004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[6]
Based on net asset value	0.02%	[7]	0.00%		0.00%		0.01%		0.02%		0.04%

Ratios to Average Net Assets[8]
Total expenses	0.12%	[9,10]	0.12%	[10]	0.17%	[11]	0.12%	[10]	0.12%	[10]	0.12%	[11]

Total expenses after fees waived and/or reimbursed	0.12%	[9,10]	0.11%	[10]	0.06%	[11]	0.10%	[10]	0.11%	[10]	0.11%	[11]

Net investment income	0.02%	[9,10]	0.01%	[10]	0.00%	[11]	0.01%	[10]	0.02%	[10]	0.03%	[11]

Supplemental Data
Net assets, end of period (000)	$53,823		—	[2]	$4		$4		$4		$8,941

[1]	Recommencement of operations

[2]	There were no Institutional Shares outstanding as of the year ended December 31, 2015.

[3]	Amount is less than $0.00005 per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Amount is greater than $(0.00005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[9]	Annualized.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Premium
	Period December 20, 2012[1]

Per Share Operating Performance
Net asset value, beginning of period	$1.00

Net investment income	0.0000	[2]
Net realized gain	0.0000	[2]

Net increase from investment operations	0.0000

Distributions:[3]
From net investment income	(0.0000)[4]
From net realized gain	(0.0000)[4]

Total distributions	(0.0000)

Net asset value, end of period	$1.00

Total Return[5]
Based on net asset value	0.00%	[6]

Ratios to Average Net Assets[7]
Total expenses	0.00%	[8,9]

Total expenses after fees waived	0.00%	[8,9]

Net investment income	0.00%	[8,9]

Supplemental Data
Net assets, end of period (000)	—	[1]

[1]

There were no Premium Shares outstanding during the fiscal years ended December 31, 2012, December 31, 2013, December 31, 2014, December 31, 2015 and the six months ended June 30, 2016, except for December 20, 2012.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	25

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Select
	Period January 1, 2014 to December 22, 2014[1]		Year Ended December 31,
			2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	—		0.0001		0.0000	[2]	0.0003
Net realized gain	0.0000	[2]	0.0000	[2]	—		—

Net increase from investment operations	0.0000		0.0001		0.0000		0.0003

Distributions:[3]
From net investment income	—		(0.0001)		(0.0000)[4]		(0.0003)
From net realized gain	(0.0000)[4]		(0.0000)[4]		—		—

Total distributions	(0.0000)		(0.0001)		(0.0000)		(0.0003)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.01%		0.00%		0.03%

Ratios to Average Net Assets[7]
Total expenses	0.21%	[8,9]	0.21%	[9]	0.22%	[10]	0.21%	[9]

Total expenses after fees waived and/or reimbursed	0.06%	[8,9]	0.09%	[9]	0.15%	[10]	0.08%	[9]

Net investment income	0.00%	[8,9]	0.00%	[9]	0.00%	[10]	0.00%	[9]

Supplemental Data
Net assets, end of period (000)	—	[1]	$10,398		$10,543		$13,119

[1]	There were no Select Shares outstanding from December 22, 2014 through December 31, 2014, the year ended December 31, 2015 and the six months ended June 30, 2016.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master’s Portfolio allocated fees waived of 0.04%.

[10]	Includes the Fund’s share of the Master’s Portfolio allocated fees waived of 0.03%.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	SL Agency
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0014		0.0003		—		0.0002		0.0006		0.0005
Net realized gain	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	—		—

Net increase from investment operations	0.0014		0.0003		0.0000		0.0002		0.0006		0.0005

Distributions:[2]
From net investment income	(0.0014)		(0.0003)		—		(0.0002)		(0.0006)		(0.0005)
From realized gain	—		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		—		—

Total distributions	(0.0014)		(0.0003)		(0.0000)		(0.0002)		(0.0006)		(0.0005)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.14%	[5]	0.03%		0.00%		0.02%		0.06%		0.05%

Ratios to Average Net Assets[6]
Total expenses	0.09%	[7,8]	0.09%	[8]	0.08%	[9]	0.08%	[9]	0.09%	[8]	0.09%	[9]

Total expenses after fees waived and/or reimbursed	0.09%	[7,8]	0.09%	[8]	0.06%	[9]	0.07%	[9]	0.09%	[8]	0.08%	[9]

Net investment income	0.27%	[7,8]	0.03%	[8]	0.00%	[9]	0.01%	[9]	0.06%	[8]	0.03%	[9]

Supplemental Data
Net assets, end of period (000)	$4,044,851		$2,154,574		$2,385,787		$1,548,187		$1,525,904		$682,865

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	27

Financial Highlights (concluded)	BlackRock Cash Funds: Treasury

	Trust
	Period January 1, 2014 to November 10, 2014[1]		Year Ended December 31,
			2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	—		0.0001		0.0000	[2]	0.0003
Net realized gain	0.0000	[2]	0.0000	[2]	—		—

Net increase from investment operations	0.0000		0.0001		0.0000		0.0003

Distributions:[3]
From net investment income	—		(0.0001)		(0.0000)[4]		(0.0003)
From net realized gain	(0.0000)[4]		(0.0000)[4]		—		—

Total distributions	(0.0000)		(0.0001)		(0.0000)		(0.0003)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.01%		0.00%		0.03%

Ratios to Average Net Assets[7]
Total expenses	0.44%	[8,9]	0.44%	[9]	0.45%	[10]	0.45%	[9]

Total expenses after fees waived and/or reimbursed	0.06%	[8,9]	0.09%	[9]	0.15%	[10]	0.10%	[9]

Net investment income	0.00%	[8,9]	0.00%	[9]	0.00%	[10]	0.00%	[9]

Supplemental Data
Net assets, end of period (000)	—	[1]	$25,914		$15,407		$23,597

[1]	There were no Trust Shares outstanding from November 11, 2014 through December 31, 2014, the year ended December 31, 2015 and the six months ended June 30, 2016.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master’s Portfolio allocated fees waived of 0.04%.

[10]	Includes the Fund’s share of the Master’s Portfolio allocated fees waived of 0.03%.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (Unaudited)	BlackRock Funds III

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Cash Funds: Institutional	Institutional	Diversified
BlackRock Cash Funds: Prime	Prime	Diversified
BlackRock Cash Funds: Treasury	Treasury	Diversified

Each Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together the “Master Portfolios”). MIP is an affiliate of the Trust. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in the its corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Funds is directly affected by the performance of the Master Portfolios. At June 30, 2016, the percentage of the Master Portfolio owned by the corresponding Fund was 100% for Institutional, 100% for Prime and 63.6% for Treasury. The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. The Aon Captives Shares also bear certain expenses related to the distribution of such shares. The Aon Captives Shares have exclusive voting rights with respect to matters relating to their distribution expenditures. The Boards of Trustees of the Trust and Boards of Directors of MIP are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

Effective as of the close of business on the dates below, Institutional no longer accepts purchase orders on the following share classes. Shareholders of each share class may continue to redeem their shares after the closure date.

Closure Date	Share Class
March 1, 2016	Capital Shares, Premium Shares, Select Shares and Trust Shares
June 1, 2016	Aon Captives Shares
August 1, 2016	Institutional Shares

Effective October 1, 2015, Treasury has an investment policy that meets the definition of a “government money market fund” under Rule 2a-7 under the 1940 Act. The Board chose not to subject Treasury to liquidity fees or temporary suspensions of redemptions due to declines in Treasury’s weekly liquid assets.”

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Funds record their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

BLACKROCK FUNDS III	JUNE 30, 2016	29

Notes to Financial Statements (continued)	BlackRock Funds III

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by BlackRock Fund Advisors (the “Manager” or “BFA”), the investment adviser to the Master Portfolios, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ policy is to fair value their financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Funds’ proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Distribution Fees

The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator and has adopted a Distribution Plan in accordance with Rule 12b-1 with respect to the Aon Captives Shares. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, Institutional pays BRIL ongoing distribution fees with respect to Aon Captives Shares. The fees are accrued daily and paid monthly at an annual rate of 0.10% based upon the average daily net assets of the Aon Captives Shares. The Capital Shares, Institutional Shares, Premium Shares, Select Shares, SL Agency Shares and Trust Shares of Institutional do not pay any fees for distribution services. The fees paid to BRIL by Institutional are shown as Distribution — Aon Captives in the Statements of Operations.

Administration

The Trust, on behalf of the Funds entered into an Administration Agreement with BlackRock Advisor, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administration services an annual fee based on the average daily net assets of each Fund as follows:

	Institutional		Prime		Treasury
Aon Captives	0.05%		N/A		N/A
Capital	0.07%	[1]	0.07%		0.07%	[1]
Institutional	0.05%		0.05%		0.05%
Premium	0.10%	[1]	0.10%		0.10%	[1]
Select	0.15%		0.15%	[1]	0.15%	[1]
SL Agency	0.02%		0.02%		0.02%
Trust	0.38%	[1]	0.38%	[1]	0.38%	[1]

[1]	With no shares outstanding as of June 30, 2016

For the six months ended June 30, 2016 the Funds paid the following to BAL in return for these services, which are included in administration — class specific in the Statements of Operations:

	Institutional		Prime		Treasury
Aon Captives	$2,091		N/A		N/A
Capital	—	[1]	$887,603		—	[1]
Institutional	497,602		3,315,050		$193
Premium	—	[1]	1,146,506		—	[1]
Select	4		880		—	[1]
SL Agency	4,041,476		867,393		247,088
Trust	—	[1]	—	[1]	—	[1]

Total	$4,541,173		$6,217,432		$247,282

[1]	With no shares outstanding as of June 30, 2016

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

30	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (continued)	BlackRock Funds III

As of June 13, 2016, the only investors for the SL Agency Shares of Institutional are investment companies for which (i) BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administration services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in SL Agency Shares of Institutional. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional, Prime and Treasury.

Waivers

BAL voluntarily agreed to waive administration fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as administration fees waived — class specific. BAL may discontinue the waiver or reimbursement at any time.

BAL contractually agreed to waive a portion of its administration fees for the Select Shares through April 30, 2017. After giving effect to such contractual expense waiver, the administration fees for the Select Shares will be 0.13%.

For the six months ended June 30, 2016, BAL waived $117 of administration fees for Prime — Select Shares.

Officers and Directors

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. BAL has contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses through April 30, 2017.

Certain officers and/or directors of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6. Principal Risks:

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. The changes may affect a money market fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

Institutional	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Aon Captives
Shares sold	12,095	559,341
Shares issued in reinvestment of distributions	57	7
Shares redeemed	(1,000,023)	—

Net increase (decrease)	(987,871)	559,348

Institutional
Shares sold	12,369,378,697	26,330,768,077
Shares issued in reinvestment of distributions	2,396,531	2,755,963
Shares redeemed	(13,512,364,103)	(26,528,049,293)

Net decrease	(1,140,588,875)	(194,525,253)

BLACKROCK FUNDS III	JUNE 30, 2016	31

Notes to Financial Statements (continued)	BlackRock Funds III

Institutional (concluded)	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Select
Shares sold	—	—
Shares issued in reinvestment of distributions	11	13
Shares redeemed	—	(103,187)

Net increase (decrease)	11	(103,174)

SL Agency
Shares sold	46,143,859,773	98,921,406,773
Shares issued in reinvestment of distributions	9,594	20,513
Shares redeemed and automatic conversion of shares	(56,069,208,212)	(96,226,567,815)

Net increase (decrease)	(9,925,338,845)	2,694,859,471

Total Net Increase (Decrease)	(11,066,915,580)	2,500,790,392

Prime
Capital
Shares sold	22,736,810,123	30,021,242,764
Shares issued in reinvestment of distributions	3,644,631	1,851,980
Shares redeemed	(22,941,765,973)	(29,644,982,520)

Net increase (decrease)	(201,311,219)	378,112,224

Institutional
Shares sold	94,887,774,743	146,093,605,195
Shares issued in reinvestment of distributions	14,731,901	6,541,052
Shares redeemed	(95,604,706,843)	(141,657,821,784)

Net increase (decrease)	(702,200,199)	4,442,324,463

Premium
Shares sold	47,588,094,336	168,198,834,483
Shares issued in reinvestment of distributions	575,119	82,926
Shares redeemed	(47,411,202,328)	(168,321,079,404)

Net increase (decrease)	177,467,127	(122,161,995)

Select
Shares sold	88,384,229	221,615,435
Shares issued in reinvestment of distributions	2,279	1,100
Shares redeemed	(88,386,508)	(221,616,535)

Net increase	—	—

SL Agency
Shares sold	5,523,739,883	10,735,695,202
Shares issued in reinvestment of distributions	309	87
Shares redeemed and automatic conversion of shares	(4,960,025,683)	(12,675,646,227)

Net increase (decrease)	563,714,509	(1,939,950,938)

Total Net Increase (decrease)	(162,329,782)	2,758,323,754

Treasury
Institutional
Shares sold	63,829,490	211,800,000
Shares issued in reinvestment of distributions	668	330
Shares redeemed	(10,009,342)	(211,804,234)

Net increase (decrease)	53,820,816	(3,904)

32	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (concluded)	BlackRock Funds III

Treasury (concluded)	Six Months Ended June 30, 2016	Year Ended December 31, 2015
SL Agency
Shares sold	35,857,622,320	61,854,753,309
Shares issued in reinvestment of distributions	136,554	23,792
Shares redeemed and automatic conversion of shares	(33,967,643,904)	(62,085,998,245)

Net increase (decrease)	1,890,114,970	(231,221,144)

Total Net Increase (Decrease)	1,943,935,786	(231,225,048)

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2016	33

Master Portfolio Information as of June 30, 2016 (Unaudited)	Master Investment Portfolio

Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	36%
Commercial Paper	21
Time Deposits	20
Repurchase Agreements	16
U.S. Government Sponsored Agency Obligations	4
Municipal Bonds	1
U.S. Treasury Obligations	—	[1]
Corporate Notes	—	[1]
Other Assets less Liabilities	2

Total	100%

[1]	Represents less than 1%.

Prime Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
Commercial Paper	34%
Certificates of Deposit	28
Time Deposits	21
Repurchase Agreements	15
U.S. Government Sponsored Agency Obligations	1
Municipal Bonds	—	[1]
U.S. Treasury Obligations	—	[1]
Corporate Notes	—	[1]
Other Assets Less Liabilities	1

Total	100%

[1]	Represents less than 1%.

Treasury Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	52%
U.S. Treasury Obligations	48
Other Assets Less Liabilities	— [1]

Total	100%

[1]	Represents less than 1%.

34	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic
Bank of America N.A.:
0.76%, 7/05/16 (a)	$250,000	$250,000,000
0.78%, 7/13/16 (a)	200,000	200,000,000
0.65%, 8/10/16 (a)	498,300	498,300,000
0.67%, 8/18/16	250,000	250,000,000
Citibank NA, New York, 0.40%, 7/07/16	109,000	109,000,000
State Street Bank & Trust (a):
0.80%, 9/16/16	131,500	131,500,000
0.80%, 9/23/16	189,650	189,650,000
0.94%, 3/08/17	50,000	50,000,000
0.94%, 3/10/17	32,000	32,000,000
Wells Fargo Bank NA:
0.81%, 7/13/16 (a)	75,000	75,000,000
0.84%, 9/13/16	72,500	72,500,000
0.79%, 11/16/16 (a)	135,000	135,000,000
1.06%, 2/01/17	287,000	287,000,000
0.95%, 2/15/17 (a)	125,000	125,000,000

		2,404,950,000
Euro
Mizuho Bank Ltd., 0.74%, 8/19/16 (b)	230,000	229,767,217
Yankee (c)
Bank of Montreal, Chicago:
0.70%, 7/21/16 (a)	125,000	125,000,000
1.10%, 2/02/17	205,000	205,000,000
Bank of Nova Scotia, Houston:
0.80%, 8/26/16	125,000	125,000,000
0.86%, 11/07/16 (a)	50,000	50,000,000
0.85%, 11/10/16 (a)	135,000	135,000,000
1.03%, 4/12/17	52,900	52,903,679
Bank of Tokyo-Mitsubishi UFJ, Ltd, New York:
0.64%, 8/22/16	150,000	150,000,000
0.72%, 8/31/16	200,000	200,000,000
BNP Paribas SA, New York (a):
0.82%, 8/01/16	300,000	300,000,000
0.83%, 8/19/16	225,000	225,000,000
0.86%, 11/04/16	120,700	120,700,000
Canadian Imperial Bank of Commerce, New York, 0.80%, 11/18/16 (a)	125,000	125,000,000
Credit Industriel et Commercial, New York (a):
0.85%, 8/01/16	80,000	80,000,000
0.85%, 8/08/16	81,000	81,000,000
DZ Bank Deutsche Genossenschaf New York:
0.64%, 9/06/16	100,000	100,000,000
0.60%, 9/08/16	50,000	49,997,106
Landesbank Baden-Wurttemberg, New York:
0.41%, 7/01/16	300,000	300,000,000
0.40%, 7/07/16	500,000	500,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.65%, 7/05/16	50,000	50,000,000
0.84%, 7/07/16 (a)	215,000	215,000,000
0.73%, 7/12/16	40,000	40,001,093
Mizuho Bank Ltd., New York:
0.61%, 7/07/16	45,000	45,000,000
0.83%, 7/19/16 (a)	124,000	124,000,000
0.83%, 7/26/16 (a)	123,550	123,550,000
0.69%, 8/18/16 (a)	285,000	285,000,000
0.83%, 9/23/16 (a)	91,000	91,000,000
Natixis, New York, 0.65%, 11/21/16 (a)	50,000	50,000,000

Certificates of Deposit	Par (000)	Value
Yankee (c) (continued)
Norinchukin Bank, New York:
0.83%, 7/08/16 (a)	$295,500	$295,500,000
0.63%, 8/08/16	230,000	230,000,000
0.85%, 9/06/16	176,645	176,645,000
0.82%, 9/21/16 (a)	38,000	38,000,000
Rabobank Nederland, New York (a):
0.78%, 7/06/16	100,000	100,000,000
0.80%, 8/11/16	328,300	328,300,000
Royal Bank of Canada, New York:
0.80%, 7/08/16 (a)	200,000	200,000,000
0.88%, 10/14/16 (a)	180,000	180,000,000
0.94%, 11/01/16	200,000	200,000,000
0.92%, 12/16/16 (a)	200,000	200,000,000
Sumitomo Mitsui Banking Corp., New York (a):
0.40%, 7/07/16	250,000	250,000,000
0.60%, 7/07/16	30,000	30,000,000
0.85%, 7/08/16	100,000	100,000,000
0.85% 7/11/16	120,000	120,000,000
0.64%, 7/15/16	250,000	250,000,000
0.84%, 7/28/16	150,000	150,000,000
0.75%, 8/25/16	50,000	50,002,635
Toronto-Dominion Bank, New York:
0.88%, 10/17/16 (a)	137,000	137,000,000
1.11%, 2/02/17	214,000	214,000,000
UBS AG, Stamford (a):
0.83%, 7/11/16	476,250	476,250,000
0.83%, 8/08/16	215,000	215,000,000
0.84%, 9/09/16	290,000	290,000,000
0.87%, 11/03/16	198,250	198,250,000
Westpac Banking Corp., New York (a):
0.88%, 10/21/16	25,000	25,000,000
0.99%, 2/06/17	200,000	200,000,000

		8,602,099,513
Total Certificates of Deposit — 35.7%		11,236,816,730

Commercial Paper
Albion Capital LLC, 0.50%, 7/01/16 (b)	54,000	54,000,000
ASB Finance Ltd., London:
0.71%, 7/01/16 (a)	150,000	150,000,000
1.08%, 2/01/17 (b)	40,000	39,744,389
Bank of Nova Scotia (b):
0.85%, 8/26/16	35,000	34,953,722
0.85%, 9/01/16	57,000	56,916,558
Bedford Row Funding Corp.:
0.85%, 9/06/16 (b)	65,000	64,897,174
0.82%, 10/06/16 (a)	124,000	123,996,696
0.86%, 10/27/16 (a)	100,000	100,000,000
Bennington Stark Capital Co. (b):
0.62%, 8/01/16	50,000	49,973,306
0.62%, 8/02/16	50,000	49,972,444
BNP Paribas Fortis SA, New York (b):
0.28%, 7/01/16	300,000	300,000,000
0.42%, 7/05/16	200,000	199,990,667
Chevron Corp., 0.60%, 8/29/16 (b)	100,000	99,901,667
Coca-Cola Co., 0.90%, 1/23/17 (b)	48,000	47,755,547
Collateralized Commercial Paper Co. LLC, 0.83%, 10/19/16 (a)	150,000	150,000,000

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency	RB	Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	HRB	Housing Revenue Bonds	SBPA	Stand-by Bond Purchase Agreements
GO	General Obligation Bonds	LOC	Letter of Credit	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	35

Schedule of Investments (continued)	Money Market Master Portfolio

Commercial Paper	Par (000)	Value
Collateralized Commercial Paper II Co.:
0.86%, 7/07/16 (a)	$170,000	$170,000,000
0.82%, 7/26/16 (a)	100,000	100,000,000
0.80%, 11/09/16 (a)(b)	50,000	50,000,000
0.92%, 12/05/16 (b)	100,000	99,598,778
Commonwealth Bank of Australia (a):
0.71%, 7/05/16	49,000	49,000,000
0.65%, 7/15/16	75,000	75,000,000
1.00%, 1/27/17	93,000	93,000,000
Crown Point Capital Co. LLC (b):
0.76%, 8/02/16	950	949,358
Series A, 0.64%, 7/11/16	50,000	49,991,111
DBS Bank Ltd., 0.53%, 7/25/16 (b)	100,000	99,964,667
Deutsche Telekom AG (b):
0.85%, 7/11/16	50,000	49,988,194
0.92%, 7/28/16	95,000	94,934,450
DNB Bank ASA (b):
0.49%, 7/21/16	10,000	9,997,278
0.85%, 9/01/16	23,500	23,465,599
Eni Finance USA, Inc., 0.90%, 7/01/16 (b)	125,000	125,000,000
Enterprise Products Operating LLC, 0.78%, 7/07/16 (b)	125,000	124,983,750
Erste Abwicklungsanstalt, 0.64%, 9/01/16 (b)	100,000	99,889,778
Ford Motor Credit Co. LLC, 0.75%, 7/26/16 (b)	100,000	99,947,917
Gotham Funding Corp., 0.48%, 7/18/16 (b)	2,000	1,999,547
HSBC Bank PLC (a):
0.69%, 7/06/16	160,000	160,000,000
0.78%, 7/15/16	75,000	75,000,000
Hyundai Capital America, 0.65%, 7/01/16 (b)	108,835	108,835,000
ING US Funding LLC (b):
0.69%, 7/05/16	118,650	118,640,903
0.70%, 8/02/16	300,000	299,813,333
0.70%, 8/05/16	250,000	249,829,861
0.69%, 8/10/16	137,800	137,694,353
0.72%, 9/01/16	50,000	49,938,000
J.P. Morgan Securities LLC, 1.13%, 2/01/17 (b)	149,500	148,500,011
Kroger Co., 0.65%, 7/05/16 (b)	25,000	24,998,194
Liberty Street Funding LLC, 0.59%, 8/16/16 (b)	71,000	70,946,474
Macquarie Bank Ltd., 0.62%, 8/03/16 (b)	2,475	2,473,593
Mitsubishi UFJ Trust & Banking Corp., New York, 0.71%, 8/08/16 (b)	50,000	49,962,528
National Australia Bank Ltd. (b):
0.96%, 11/01/16	163,000	162,470,929
0.96%, 11/02/16	100,000	99,672,778
NBCUniversal Enterprise, Inc., 0.65%, 7/14/16 (b)	25,000	24,994,132
Nissan Motor Acceptance Corp., 0.69%, 7/05/16 (b)	50,000	49,996,167
Old Line Funding LLC (b):
0.86%, 7/18/16	50,000	49,979,694
0.66%, 8/15/16	50,000	49,958,750
Rabobank Nederland, New York, 0.82%, 8/23/16 (b)	25,000	24,969,819
Sheffield Receivable Corp. (b):
0.64%, 7/11/16	135,575	135,550,898
0.77%, 7/27/16	180,000	179,899,900
0.77%, 8/03/16	200,000	199,858,833
0.70%, 8/10/16	4,000	3,996,889
0.75%, 9/15/16	125,000	124,802,083
0.75%, 9/16/16	125,000	124,799,479
Shell International Finance BV, 0.51%, 7/01/16 (b)	100,000	100,000,000
Sumitomo Mitsui Banking Corp., New York, 0.61%, 7/01/16 (b)	74,250	74,250,000
Sumitomo Mitsui Trust & Banking Corp. Ltd., New York, 0.71%, 8/15/16 (b)	125,200	125,088,885

Commercial Paper	Par (000)	Value
Total Capital Canada Ltd., 0.60%, 8/12/16 (b)	$75,000	$74,947,500
Toyota Motor Credit Corp., 1.06%, 3/10/17 (b)	11,000	10,919,150
United Overseas Bank Ltd., 0.85%, 9/16/16 (b)	100,000	99,818,194
Versailles Com Paper LLC (b):
0.64%, 7/22/16	100,000	99,962,667
0.64%, 8/15/16	75,000	74,940,000
Westpac Banking Corp., 0.99%, 12/19/16 (b)	193,000	192,101,585
Total Commercial Paper — 20.7%		6,519,423,179

Corporate Notes — 0.0%
Toyota Motor Credit Corp., 2.00%, 9/15/16	3,622	3,631,425

Municipal Bonds (d)
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.59%, 7/07/16	5,940	5,940,000
Arkansas Development Finance Authority, Refunding RB, VRDN, S/F Housing, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.59%, 7/07/16	13,930	13,930,000
Broward County, Refunding RB (AGM), VRDN, 0.45%, 7/07/16	10,305	10,305,000
City & County of Denver Colorado School District No. 1, GO, Refunding, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. SBPA), 0.44%, 7/07/16	35,240	35,240,000
City of Charlotte Housing Authority North Carolina, Refunding RB, VRDN, 0.43%, 7/07/16	10,650	10,650,000
Eclipse Funding Trust, RB, VRDN 0.41%, 7/07/16	11,310	11,310,000
Franklin County, Refunding RB, VRDN, 0.42%, 7/06/16	62,300	62,300,000
Miami-Dade County, RB, VRDN, 0.45%, 7/07/16	10,395	10,395,000
New York State HFA, HRB, VRDN, M/F Housing, 625 West 57th Street, Series A-1 (Bank of New York Mellon Trust LOC), 0.38%, 7/06/16	32,680	32,680,000
Port of Port Arthur Texas Navigation District, RB, VRDN, Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc., Project, 0.45%, 7/06/16	24,300	24,300,000
South Miami Health Facilities Authority, Refunding RB, VRDN, 0.45%, 7/07/16	21,000	21,000,000
Taylor-Ryan Improvement District, Refunding RB, VRDN, 0.41%, 7/07/16	10,000	10,000,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 0.40%, 7/06/16	14,310	14,310,000
Total Municipal Bonds — 0.9%		262,360,000

Time Deposits
Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.30%, 7/01/16	550,000	550,000,000
Barclays Bank PLC, New York, 0.44%, 7/01/16	1,260,000	1,260,000,000

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	Money Market Master Portfolio

Time Deposits	Par (000)	Value
Credit Agricole Corporate & Investment Bank, New York, 0.31%, 7/01/16	$700,000	$700,000,000
DZ Bank Deutsche Genossenschaf, 0.28%, 7/01/16	470,000	470,000,000
National Bank of Canada, 0.28%, 7/01/16	250,000	250,000,000
Natixis, SA, 0.26%, 7/01/16	250,000	250,000,000
Nordea Bank Finland PLC, New York, 0.28%, 7/01/16	500,000	500,000,000
Royal Bank of Canada, 0.30%, 7/01/16	50,000	50,000,000
Svenska Handelsbanken AB, 0.30%, 7/01/16	1,300,000	1,300,000,000
Swedbank AB, New York, 0.30%, 7/01/16	1,000,000	1,000,000,000
Total Time Deposits — 20.1%		6,330,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.45%, 8/16/17 (a)	80,000	79,990,893
Federal Farm Credit Bank (a):
0.49%, 8/01/16	75,000	74,999,356
0.44%, 10/03/16	74,500	74,496,255
0.54%, 11/21/16	32,000	32,010,812
0.47%, 1/30/17	150,000	149,982,246
0.49%, 3/24/17	50,000	50,001,957
0.48%, 3/29/17	100,000	99,992,922
0.48%, 7/13/17	100,000	99,979,020
0.53%, 7/20/17	50,000	49,991,013
0.50%, 9/13/17	115,000	115,000,000
0.57%, 10/27/17	145,000	144,959,940
0.59%, 12/04/17	125,000	125,000,000
0.61%, 1/26/18	90,000	89,985,524
0.66%, 3/02/18	68,000	67,999,381
Federal Home Loan Bank (a):
0.48%, 9/26/16	12,000	11,999,879
0.50%, 2/07/17	68,000	67,982,175
Freddie Mac Discount Notes, 0.49%, 9/20/16 (b)	49,400	49,345,536
Total U.S. Government Sponsored Agency Obligations — 4.4%		1,383,716,909

U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes, 0.43%, 10/31/17 (a)	62,500	62,363,853

Repurchase Agreements
BNP Paribas Securities Corp., 0.38%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $166,001,752, collateralized by various Corporate Debt Obligations, 0.65% to 6.22%, due 7/16/18 to 5/25/47, original par and fair values of $495,584,580 and $184,951,910, respectively)	166,000	166,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $184,951,910)		166,000,000
Citigroup Global Markets, Inc., 0.33%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $100,000,917, collateralized by a U.S. Treasury Obligations, 2.00%, due 2/15/25, original par and fair value of $96,742,300 and $102,000,005, respectively)	100,000	100,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $75,000,875, collateralized by various U.S. Treasury Obligations, 1.25% to 2.50%, due 1/31/20 to 5/15/24, original par and fair values of $74,858,836 and $76,500,001, respectively) (e)	$75,000	$75,000,000
Citigroup Global Markets, Inc., 1.00%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $50,090,277, collateralized by Various Corporate Debt Obligations, 4.47% to 5.50%, due 9/15/37 to 3/20/43, original par and fair values of $63,832,498 and $53,500,001, respectively) (d)	50,000	50,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $232,000,007)		225,000,000
Credit Suisse Securities (USA) LLC, 0.63%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $163,502,861, collateralized by various Corporate Debt Obligations, 0.81% to 9.89%, due 5/15/21 to 5/25/55, original par and fair values of $370,754,242 and $196,204,509, respectively)	163,500	163,500,000
Credit Suisse Securities (USA) LLC, 0.63%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $217,003,798, collateralized by various Corporate Debt Obligations, 0.00% to 5.75%, due 5/26/17 to 4/25/55, original par and fair values of $355,875,093 and $254,853,195, respectively)	217,000	217,000,000
Credit Suisse Securities (USA) LLC, 0.92%, 8/04/16 (Purchased on 6/30/16 to be repurchased at $300,268,333, collateralized by various Corporate Debt Obligations, 0.01% to 5.00%, due 4/25/54 to 1/25/55, original par and fair values of $438,672,169 and $360,000,423, respectively) (d)	300,000	300,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $811,058,127)		680,500,000
Federal Reserve Bank of New York, 0.25%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $1,200,008,333, collateralized by a U.S. Treasury Obligation, 2.50%, due 8/15/23, original par and fair value of $1,097,498,100 and $1,200,008,439, respectively)	1,200,000	1,200,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $1,200,008,439)		1,200,000,000
Goldman Sachs & Co., 0.40%, 7/05/16 (Purchased on 6/28/16 to be repurchased at $300,023,333, collateralized by various U.S. Government Sponsored Agency Obligations,, 1.79% to 5.80%, due 3/15/37 to 6/25/46, original par and fair values of $1,722,675,512 and $321,000,000, respectively)	300,000	300,000,000
Goldman Sachs & Co., 0.46%, 7/07/16 (Purchased on 6/30/16 to be repurchased at $210,018,783, collateralized by various Corporate Debt Obligations, 0.00% to 7.21%, due 12/16/29 to 6/25/46, original par and fair values of $2,264,511,229 and $222,452,535, respectively)	210,000	210,000,000
Total Value of Goldman Sachs & Co. (collateral value of $543,452,535)		510,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	37

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.40%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $100,001,111, collateralized by various Corporate Debt Obligations, 2.63% to 6.50%, due 7/10/17 to 3/15/35, original par and fair values of $101,005,000 and $103,003,737, respectively)	$100,000	$100,000,000
HSBC Securities (USA), Inc., 0.48%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $185,002,467, collateralized by various Corporate Debt Obligations, 3.75% to 11.00%, due 10/15/17 to 8/15/31, original par and fair values of $195,408,000 and $194,251,907, respectively)	185,000	185,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $297,255,644)		285,000,000
J.P. Morgan Securities LLC, 0.63%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $60,001,050, collateralized by various Corporate Debt/Obligations, 0.61% to 8.45%, due 6/20/31 to 5/25/36, original par and fair values of $293,735,000 and $75,000,761, respectively)	60,000	60,000,000
J.P. Morgan Securities LLC, 0.75%, 8/04/16 (Purchased on 6/30/16 to be repurchased at $50,036,458, collateralized by a Corporate Debt Obligation, 3.50%, due 9/25/43, original par and fair value of $52,085,000 and $53,500,432, respectively) (d)	50,000	50,000,000
J.P. Morgan Securities LLC, 0.83%, 8/04/16 (Purchased on 6/30/16 to be repurchased at $150,121,042, collateralized by various Corporate Debt Obligations, 0.56% to 7.15%, due 7/25/27 to 9/25/46, original par and fair values of $507,060,766 and $187,501,544, respectively) (d)	150,000	150,000,000
J.P. Morgan Securities LLC, 1.03%, 9/29/16 (Purchased on 6/30/16 to be repurchased at $50,130,181, collateralized by various Corporate Debt Obligations, 0.61% to 5.87%, due 3/25/34 to 9/25/46, original par and fair values of $163,967,780 and $62,500,734, respectively) (d)	50,000	50,000,000
J.P. Morgan Securities LLC, 1.15%, 9/29/16 (Purchased on 6/30/16 to be repurchased at $125,363,368, collateralized by various Corporate Debt Obligations, 0.50% to 7.05%, due 12/15/27 to 6/25/56, original par and fair values of $657,981,909 and $143,752,066, respectively) (d)	125,000	125,000,000
J.P. Morgan Securities LLC, 0.93%, 8/15/16 (Purchased on 5/16/16 to be repurchased at $142,333,818, collateralized by various Corporate Debt Obligations, 0.59% to 6.15%, due 9/25/31 to 3/25/38, original par and fair values of $681,177,901 and $177,502,959, respectively)	142,000	142,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $699,758,496)		577,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $35,000,408, collateralized by a U.S Treasury Obligation, 0.13%, due 4/15/17, original par and fair value of $33,679,000 and $35,700,037, respectively)	35,000	35,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.48%, 7/07/16 (Purchased on 6/30/16 to be repurchased at $238,022,213, collateralized by various Corporate Debt Obligations, 0.00% to 8.31%, due 4/15/20 to 2/20/66, original par and fair values of $12,364,741,135 and $257,271,862, respectively)	$238,000	$238,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.88%, 8/14/16 (Purchased on 6/30/16 to be repurchased at $42,046,200, collateralized by a Corporate Debt Obligation, 0.00%, due 8/01/20, original par and fair value of $60,561,058 and $52,500,001, respectively) (d)	42,000	42,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $345,471,900)		315,000,000
Mizuho Security USA, Inc., 0.51%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $75,001,063, collateralized by various U.S. Government Sponsored Agency Obligations,, 0.44% to 5.25%, due 11/21/16 to 2/20/45, original par and fair values of $77,024,791 and $76,500,001, respectively)	75,000	75,000,000
Mizuho Security USA, Inc., 1.48%, 8/04/16 (Purchased on 6/30/16 to be repurchased at $44,814,390, collateralized by various Corporate Debt Obligations, 0.00% to 5.81%, due 2/25/36 to 2/25/46, original par and fair values of $2,378,752,662 and $49,672,480, respectively) (d)	44,750	44,750,000
Total Value of Mizuho Security USA, Inc. (collateral value of $126,172,481)		119,750,000
RBC Capital Markets LLC, 0.35%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $160,001,556, collateralized by various Corporate Debt Obligations, 0.00% to 7.50%, due 3/02/18 to 6/15/51, original par and fair values of $655,860,318 and $166,681,554, respectively)	160,000	160,000,000
RBC Capital Markets LLC, 0.36%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $90,000,900, collateralized by various Corporate Debt Obligations, 0.00% to 0.87%, due 7/11/16 to 12/27/16, original par and fair values of $95,288,999 and $94,500,001, respectively)	90,000	90,000,000
RBC Capital Markets LLC, 0.36%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $51,000,510, collateralized by various Corporate Debt Obligations, 0.00% to 7.00%, due 2/15/17 to 6/01/46, original par and fair values of $73,415,483 and $53,021,374, respectively)	51,000	51,000,000
Total Value of RBC Capital Markets LLC (collateral value of $314,202,929)		301,000,000
Wells Fargo Securities LLC, 0.43%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $100,001,194, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 3/01/46 to 6/01/46, original par and fair values of $97,586,486 and $103,000,001, respectively)	100,000	100,000,000

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (concluded)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.43%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $320,003,822, collateralized by various Corporate Debt Obligations, 0.49% to 6.84%, due 8/21/17 to 11/15/47, original par and fair values of $342,130,487 and $342,400,001, respectively)	$320,000	$320,000,000
Wells Fargo Securities LLC, 0.79%, 8/01/16 (Purchased on 5/02/16 to be repurchased at $261,521,203, collateralized by various Corporate Debt Obligations, 0.01% to 8.13%, due 7/15/16 to 5/15/77, original par and fair values of $258,953,000 and $274,050,704, respectively)	261,000	261,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.86%, 7/11/16 (Purchased on 4/11/16 to be repurchased at $93,202,172, collateralized by various Corporate Debt Obligations, 0.88% to 6.63%, due 8/02/16 to 1/31/46, original par and fair values of $93,180,967 and $97,650,001, respectively)	$93,000	$93,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $817,100,706)		774,000,000
Total Repurchase Agreements — 16.4%		5,153,250,000
Total Investments (Cost — $30,951,562,096*) — 98.4%		30,951,562,096
Other Assets Less Liabilities — 1.6%		504,463,493

Net Assets — 100.0%		$31,456,025,589

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Rates are discount rates or a range of discount rates at the time of purchase.

(c)	Issuer is a U.S. branch of foreign domiciled bank.

(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(e)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$30,951,562,096	—	$30,951,562,096
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $539,957,435 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	39

Schedule of Investments June 30, 2016 (Unaudited)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 4.0%
Citibank NA, New York:
0.40%, 7/07/16	$95,000	$95,000,000
0.59%, 8/04/16	225,000	225,000,000
0.50%, 8/15/16	100,000	100,000,000
State Street Bank & Trust (a):
0.80%, 9/16/16	82,000	82,000,000
0.80%, 9/23/16	100,000	100,000,000
Wells Fargo Bank NA:
0.81%, 7/13/16 (a)	75,000	75,000,000
0.82%, 8/03/16	30,000	30,006,566
0.84%, 9/13/16	25,000	25,000,000
1.06%, 2/01/17	195,500	195,500,000
0.95%, 2/15/17 (a)	70,000	70,000,000

		997,506,566
Yankee (b) — 23.7%
Bank of Montreal, Chicago:
0.40%, 7/05/16	200,000	200,000,000
0.80%, 7/13/16 (a)	150,000	150,000,000
0.42%, 7/14/16	150,000	150,000,000
0.70%, 7/21/16 (a)	75,000	75,000,000
1.10%, 2/02/17	130,000	130,000,000
Bank of Nova Scotia, Houston:
0.80%, 7/12/16 (a)	75,000	75,000,000
0.80%, 8/26/16	119,600	119,600,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.63%, 8/10/16	100,000	100,000,000
BNP Paribas SA, New York (a):
0.82%, 8/01/16	199,000	199,000,000
0.83%, 8/19/16	75,000	75,000,000
Credit Industriel et Commercial, New York:
0.65%, 8/01/16	148,500	148,500,000
0.85%, 8/01/16 (a)	50,000	50,000,000
0.85%, 8/08/16 (a)	50,000	50,000,000
0.60%, 8/11/16	100,000	100,000,000
DZ Bank Deutsche Genossenschaf, New York:
0.60%, 9/08/16	150,000	149,991,319
0.62%, 9/16/16	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.65%, 7/05/16	50,000	50,000,000
0.85%, 7/05/16 (a)	150,000	150,000,000
0.73%, 7/12/16	35,000	35,000,956
0.75%, 8/18/16	31,230	31,236,204
Mizuho Bank Ltd., New York:
0.61%, 7/07/16	48,500	48,500,000
0.75%, 7/15/16	100,000	99,970,833
0.83%, 7/19/16 (a)	75,000	75,000,000
0.83%, 7/26/16 (a)	75,000	75,000,000
0.61%, 8/15/16	100,000	100,000,000
0.82%, 8/15/16	75,000	74,923,125
0.62%, 8/16/16	100,000	100,000,000
Norinchukin Bank, New York:
0.83%, 7/08/16 (a)	200,000	200,000,000
0.63%, 8/08/16	125,000	125,000,000
0.62%, 8/19/16	50,000	50,000,000
0.63%, 8/19/16	128,000	128,001,734
0.85%, 9/06/16	130,000	130,000,000
Oversea Chinese Banking, Corp. Ltd., New York, 0.56%, 8/11/16	25,000	25,000,000
Rabobank Nederland, New York:
0.78%, 7/06/16 (a)	200,000	200,000,000
0.71%, 8/01/16	76,000	76,005,535
0.80%, 8/11/16 (a)	200,000	200,000,000
Royal Bank of Canada, New York:
0.94%, 11/01/16	129,000	129,000,000
0.92%, 12/16/16 (a)	50,000	50,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
Skandinaviska Enskilda Banken AB, New York, 0.80%, 7/19/16	$42,000	$42,001,452
Sumitomo Mitsui Banking Corp., New York:
0.64%, 8/15/16	107,750	107,749,998
0.85%, 8/25/16	36,100	36,107,092
Sumitomo Trust & Banking Co. Ltd., New York:
0.40%, 7/07/16	250,000	250,000,000
0.60%, 7/07/16	100,000	100,000,000
0.85%, 7/08/16 (a)	96,500	96,500,000
0.85%, 7/11/16 (a)	100,000	100,000,000
0.52%, 8/15/16	100,000	100,000,000
0.71%, 8/29/16	75,000	75,000,000
Svenska Handelsbanken, New York, 0.47%, 8/15/16	215,000	215,001,343
Toronto-Dominion Bank, New York:
0.56%, 8/22/16	122,000	122,001,747
0.88%, 10/17/16 (a)	42,500	42,500,000
1.11%, 2/02/17	136,000	136,000,000
UBS AG, Stamford (a):
0.83%, 7/11/16	250,000	250,000,000
0.84%, 9/09/16	190,000	190,000,000
Westpac Banking Corp., New York, 0.99%, 2/06/17 (a)	127,000	127,000,000

		6,014,591,338
Total Certificates of Deposit — 27.7%		7,012,097,904

Commercial Paper
Albion Capital LLC, 0.50%, 7/01/16 (c)	44,000	44,000,000
American Honda Finance Corp. (c):
0.54%, 7/27/16	205,000	204,920,050
0.53%, 8/12/16	50,000	49,969,083
0.50%, 8/19/16	73,900	73,849,352
ASB Finance Ltd., London (c):
0.65%, 8/22/16	100,000	99,906,111
1.08%, 2/01/17 (d)	25,000	24,840,243
Australia & New Zealand Banking International Group Ltd. (c)
0.65%, 8/26/16 (d)	295,900	295,600,812
0.64%, 9/01/16	150,000	149,834,667
Bank of Nederlandse Gemeenten, 0.64%, 8/31/16 (c)	150,000	149,837,333
Bank of Nova Scotia, 0.85%, 8/26/16 (c)(d)	15,000	14,980,167
Barton Capital Corp., 0.53%, 8/08/16 (c)	40,600	40,577,287
Bedford Row Funding Corp.:
0.81%, 7/13/16 (a)	97,500	97,500,000
0.85%, 9/06/16 (c)	35,000	34,944,632
0.84%, 9/12/16 (a)	100,000	100,000,000
0.82%, 10/06/16 (a)	25,000	24,999,334
Bennington Sark Cap Co.:
0.46%, 7/05/16	182,000	181,990,733
0.53%, 8/01/16 (c)	31,000	30,985,852
BNP Paribas Fortis SA, New York (c):
0.28%, 7/01/16	500,000	500,000,000
0.50%, 8/22/16	50,000	49,963,889
Caisse Centrale Desjardins du Quebec (c):
0.42%, 7/05/16	200,000	199,990,667
0.53%, 7/25/16 (d)	100,000	99,964,667
0.53%, 7/28/16 (d)	50,000	49,980,125
0.58%, 8/02/16	100,000	99,948,444
0.66%, 9/08/16	125,000	124,841,875
Chariot Funding LLC:
0.85%, 7/11/16 (c)	30,000	29,992,917
0.90%, 10/05/16 (a)	139,100	139,100,000

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Commercial Paper	Par (000)	Value
Chevron Corp., 0.60%, 8/29/16 (c)	$150,000	$149,852,500
Collateralized Commercial Paper II Co. (a):
0.86%, 7/07/16	100,000	100,000,000
0.82%, 7/26/16	100,000	100,000,000
Commonwealth Bank of Australia (a):
0.71%, 7/05/16	185,000	185,000,000
0.65%, 7/15/16	25,000	25,000,000
1.00%, 1/27/17	60,000	60,000,000
CRC Funding LLC (c):
0.81%, 8/08/16	99,330	99,245,073
0.57%, 8/12/16	100,000	99,933,500
0.58%, 8/17/16	75,000	74,943,208
Crown Point Capital Co. LLC, Series A, 0.64%, 7/11/16 (c)	150,000	149,973,333
DBS Bank, Ltd. (c):
0.39%, 7/06/16	40,000	39,997,833
0.53%, 7/22/16	80,000	79,975,267
0.53%, 7/25/16	150,000	149,947,000
0.53%, 7/26/16 (d)	100,000	99,963,194
0.53%, 7/27/16	85,000	84,967,464
0.49%, 8/12/16	100,000	99,942,833
0.49%, 8/15/16	100,000	99,938,750
0.57%, 8/16/16	100,000	99,927,167
0.60%, 9/15/16	35,000	34,955,667
Erste Abwicklungsanstalt, 0.66%, 9/01/16 (c)	100,000	99,886,333
Fairway Finance Co. LLC, 0.78%, 7/07/16 (a)	150,000	150,000,000
HSBC Bank PLC (a):
0.69%, 7/06/16	70,000	70,000,000
0.78%, 7/15/16	74,000	74,000,000
ING US Funding LLC (c):
0.69%, 7/05/16	125,000	124,990,417
0.70%, 8/05/16	49,325	49,291,432
0.72%, 9/01/16	50,000	49,938,000
J.P. Morgan Securities LLC, 1.13%, 2/01/17 (c)(d)	94,000	93,371,244
Jupiter Securitization Co. LLC, 0.85%, 7/05/16 (c)	28,750	28,747,285
Manhattan Asset Funding Co.LLC (c):
0.57%, 7/27/16	57,000	56,976,535
0.57%, 7/29/16	31,092	31,078,216
0.53%, 8/09/16	91,007	90,954,747
0.53%, 8/10/16	72,917	72,874,060
Mitsubishi UFJ Trust & Banking Corp., New York (c):
0.71%, 8/08/16	25,000	24,981,264
0.53%, 8/09/16	200,000	199,885,167
National Australia Bank Ltd. (c)(d):
0.96%, 11/01/16	97,000	96,685,154
0.96%, 11/02/16	50,000	49,836,389
NRW.Bank, 0.39%, 7/05/16 (c)	100,000	99,995,722
Old Line Funding LLC (c):
0.86%, 7/18/16	50,000	49,979,694
0.75%, 8/04/16	40,000	39,971,667
0.66%, 8/24/16	90,000	89,910,900
Oversea Chinese Banking, Corp. Ltd., 0.51%, 7/25/16 (c)(d)	185,000	184,937,100
Rabobank Nederland, New York, 0.82%, 8/23/16 (c)	75,000	74,909,458
Ridgefield Funding Co. LLC, 0.60%, 8/15/16 (c)	150,000	149,887,500
Shell International Finance BV, 0.51%, 7/01/16 (c)(d)	100,000	100,000,000
Sumitomo Mitsui Banking Corp., 0.84%, 8/26/16 (c)(d)	88,500	88,384,360

Commercial Paper	Par (000)	Value
Sumitomo Mitsui Trust & Banking Corp. Ltd., New York, 0.71%, 8/15/16 (c)	$75,000	$74,933,437
Thunder Bay Funding LLC (a):
0.81%, 7/07/16	80,000	80,000,000
0.80%, 7/18/16	100,000	100,000,000
Total Capital Canada Ltd. (c):
0.59%, 7/21/16	58,250	58,230,907
0.60%, 8/12/16	275,000	274,807,500
Toyota Motor Credit Corp. (c):
0.63%, 7/12/16	50,000	49,990,375
0.65%, 7/25/16	49,500	49,478,550
0.65%, 8/30/16	149,900	149,737,608
0.65%, 8/31/16	150,000	149,834,792
0.60%, 9/09/16	150,000	149,825,000
0.84%, 9/14/16	50,000	49,912,500
United Overseas Bank Ltd. (c):
0.85%, 9/16/16 (d)	100,000	99,818,194
0.60%, 9/20/16	100,000	99,865,000
Versailles Commercial Paper LLC, 0.70%, 9/12/16 (c)	120,000	119,829,667
Westpac Banking Corp., 0.99%, 12/19/16 (c)	197,000	196,082,965
Total Commercial Paper — 34.4%		8,689,900,168

Corporate Notes — 0.1%
Commonwealth Bank of Australia, 1.15%, 9/20/16 (a)(d)	20,000	20,013,000

Municipal Bonds (e)
Illinois State Toll Highway Authority, Refunding RB, VRDN, 0.42%, 7/07/16	16,000	16,000,000
Indiana Finance Authority, Refunding RB, VRDN, 0.40%, 7/07/16	23,040	23,040,000
University of Texas System, Refunding RB, Series B, VRDN, 0.39%, 7/07/16	22,335	22,335,000
Total Municipal Bonds — 0.3%		61,375,000

Time Deposits
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.30%, 7/01/16	450,000	450,000,000
Canadian Imperial Bank of Commerce, New York, 0.28%, 7/01/16	100,000	100,000,000
Credit Agricole CIB, New York, 0.31%, 7/01/16	321,000	321,000,000
DZ Bank Deutsche Genossenschaf, 0.28%, 7/01/16	400,000	400,000,000
National Australia Bank Ltd., New York, 0.28%, 7/01/16	250,000	250,000,000
National Bank of Canada, 0.28%, 7/01/16	250,000	250,000,000
Natixis, SA, 0.26%, 7/01/16	220,000	220,000,000
Nordea Bank Finland PLC, 0.28%, 7/01/16	500,000	500,000,000
Royal Bank of Canada, 0.30%, 7/01/16	400,000	400,000,000
Skandinaviska Enskilda Banken AB, 0.29%, 7/01/16	500,000	500,000,000
Svenska Handelsbanken, 0.30%, 7/01/16	900,000	900,000,000
Swedbank AB, New York, 0.30%, 7/01/16	1,000,000	1,000,000,000
Total Time Deposits — 20.9%		5,291,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	41

Schedule of Investments (continued)	Prime Money Market Master Portfolio

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Banks, 0.59%, 12/04/17 (a)	$125,000	$125,000,000
Federal Home Loan Bank (a):
0.48%, 9/26/16	5,400	5,399,945
0.49%, 2/14/17	50,000	49,986,630
Total U.S. Government Sponsored Agency Obligations — 0.7%		180,386,575

U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes, 0.43%, 10/31/17 (a)	34,415	34,339,733

Repurchase Agreements
BNP Paribas Securities Corp., 0.38%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $84,000,887, collateralized by various Corporate Debt Obligations, 0.00% to 6.00%, due 11/25/22 to 9/25/46, original par and fair values of $405,389,773 and $103,328,514, respectively)	84,000	84,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $103,328,514)		84,000,000
Citigroup Global Markets, Inc., 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $75,000,875, collateralized by various Corporate Debt Obligations, 1.25% to 2.50%, due 1/31/20 to 5/15/24, original par and fair values of $74,858,836 and $76,500,001, respectively) (f)	75,000	75,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $76,500,001)		75,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $75,000,688, collateralized by various Corporate Debt Obligations, 0.00% to 5.38%, due 7/05/16 to 3/25/46, original par and fair values of $112,712,019 and $77,806,628, respectively)	75,000	75,000,000
Credit Suisse Securities (USA) LLC, 0.63%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $146,118,557, collateralized by various Corporate Debt Obligations, 4.76% to 9.89%, due 7/01/20 to 5/15/21, original par and fair values of $178,707,000 and $175,340,333, respectively)	146,116	146,116,000
Credit Suisse Securities (USA) LLC, 0.63%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $61,501,076, collateralized by various Corporate Debt Obligations, 0.00% to 15.00%, due 5/01/19 to 11/01/43, original par and fair values of $304,438,579 and $72,360,592, respectively)	61,500	61,500,000
Credit Suisse Securities (USA) LLC, 0.92%, 8/04/16 (Purchased on 6/30/16 to be repurchased at $233,208,406, collateralized by various Corporate Debt Obligations, 0.00% to 5.75%, due 12/25/19 to 4/25/55, original par and fair values of $410,235,054 and $279,600,173, respectively) (e)	233,000	233,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $605,107,726)		515,616,000

Repurchase Agreements	Par (000)	Value
Federal Reserve Bank of New York, 0.25%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $950,006,597, collateralized by a Corporate Debt Obligation, 2.50%, due 8/15/23, original par and fair value of $868,852,600 and $950,006,612, respectively)	$950,000	$950,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $950,006,612)		950,000,000
Goldman Sachs & Co., 0.40%, 7/05/16 (Purchased on 6/28/16 to be repurchased at $315,024,500, collateralized by various Corporate Debt Obligations, 0.00% to 8.00%, due 4/15/21 to 10/15/49, original par and fair values of $5,849,491,269 and $337,050,000, respectively)	315,000	315,000,000
Goldman Sachs & Co., 0.46%, 7/07/16 (Purchased on 6/30/16 to be repurchased at $169,015,116, collateralized by various Corporate Debt Obligations, 0.00% to 18.96%, due 6/15/26 to 1/16/55, original par and fair values of $2,759,489,320 and $182,343,470, respectively)	169,000	169,000,000
Total Value of Goldman Sachs & Co. (collateral value of $519,393,470)		484,000,000
HSBC Securities (USA), Inc., 0.38%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $15,000,158, collateralized by a Corporate Debt Obligation, 3.00%, due 11/01/42, original par and fair value of $19,020,000 and $15,303,600, respectively)	15,000	15,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $15,303,600)		15,000,000
J.P. Morgan Securities LLC, 0.93%, 7/05/16 (Purchased on 4/04/16 to be repurchased at $100,237,667, collateralized by various Corporate Debt Obligations, 0.61% to 7.44%, due 1/15/20 to 4/25/46, original par and fair values of $311,872,411 and $125,000,163, respectively)	100,000	100,000,000
J.P. Morgan Securities LLC, 0.93%, 8/15/16 (Purchased on 5/16/16 to be repurchased at $75,176,313, collateralized by various Corporate Debt Obligations, 0.63% to 7.21%, due 1/15/29 to 5/25/37, original par and fair values of $289,829,450 and $93,754,130, respectively)	75,000	75,000,000
J.P. Morgan Securities LLC, 0.46%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $55,000,703, collateralized by various Corporate Debt Obligations, 0.24% to 3.50%, due 12/15/39 to 10/10/53, original par and fair values of $8,607,460,723 and $58,850,383, respectively)	55,000	55,000,000
J.P. Morgan Securities LLC, 0.63%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $30,000,525, collateralized by various Corporate Debt Obligations, 0.59% to 8.45%, due 6/15/27 to 5/25/38, original par and fair values of $146,468,900 and $37,500,373, respectively)	30,000	30,000,000

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.75%, 8/04/16 (Purchased on 6/30/16 to be repurchased at $125,091,146, collateralized by various Corporate Debt Obligations, 0.08% to 1.82%, due 11/15/30 to 7/15/56, original par and fair values of $20,704,683,517 and $133,750,145, respectively) (e)	$125,000	$125,000,000
J.P. Morgan Securities LLC, 0.83%, 8/04/16 (Purchased on 6/30/16 to be repurchased at $45,036,313, collateralized by various Corporate Debt Obligations, 0.61% to 7.88%, due 7/02/18 to 12/20/49, original par and fair values of $228,241,572 and $56,169,260, respectively) (e)	45,000	45,000,000
J.P. Morgan Securities LLC, 1.03%, 9/29/16 (Purchased on 6/30/16 to be repurchased at $45,117,163, collateralized by various Corporate Debt Obligations, 0.06% to 8.63%, due 7/02/18 to 9/25/46, original par and fair values of $245,696,000 and $56,235,940, respectively) (e)	45,000	45,000,000
J.P. Morgan Securities LLC, 1.15%, 9/29/16 (Purchased on 6/30/16 to be repurchased at $80,232,556, collateralized by various Corporate Debt Obligations, 0.50% to 7.00%, due 6/25/29 to 11/25/57, original par and fair values of $340,259,595 and $92,002,949, respectively) (e)	80,000	80,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $653,263,343)		555,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.88%, 8/15/16 (Purchased on 6/30/16 to be repurchased at $140,157,422, collateralized by a Corporate Debt Obligation, 0.00%, due 8/01/20, original par and fair value of $201,870,192 and $175,000,001, respectively) (e)	140,000	140,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $175,000,001)		140,000,000
RBC Capital Markets LLC, 0.35%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $125,001,215, collateralized by various Corporate Debt Obligations, 0.00% to 8.38%, due 11/15/16 to 6/20/46, original par and fair values of $338,014,698 and $129,603,328, respectively)	125,000	125,000,000
RBC Capital Markets LLC, 0.44%, 7/05/16 (Purchased on 6/28/16 to be repurchased at $100,008,555, collateralized by various Corporate Debt Obligations, 0.00% to 7.13%, due 1/23/17 to 12/01/96, original par and fair values of $161,359,658 and $103,160,588, respectively)	100,000	100,000,000
RBC Capital Markets LLC, 0.36%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $25,000,250, collateralized by a Corporate Debt Obligation, 0.00%, due 8/01/16, original par and fair value of $26,263,920 and $26,250,000, respectively)	25,000	25,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.36%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $16,000,160, collateralized by various Corporate Debt Obligations, 0.00% to 5.50%, due 11/29/23 to 4/01/46, original par and fair values of $19,473,132 and $16,576,799, respectively)	$16,000	$16,000,000
Total Value of RBC Capital Markets LLC (collateral value of $275,590,715)		266,000,000
Wells Fargo Securities LLC, 0.38%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $100,001,056, collateralized by various Corporate Debt Obligations, 0.48% to 4.87%, due 12/20/18 to 7/17/33, original par and fair values of $107,298,962 and $107,000,001, respectively)	100,000	100,000,000
Wells Fargo Securities LLC, 0.86%, 7/05/16 (Purchased on 4/04/16 to be repurchased at $50,109,889, collateralized by various Corporate Debt Obligations, 0.00%, due 7/11/16 to 7/18/16, original par and fair values of $51,014,772 and $51,000,001, respectively)	50,000	50,000,000
Wells Fargo Securities LLC, 0.86%, 7/11/16 (Purchased on 4/11/16 to be repurchased at $37,080,434, collateralized by various Corporate Debt Obligations, 0.00%, due 7/18/16 to 7/21/16, original par and fair values of $37,755,192 and $37,740,001, respectively)	37,000	37,000,000
Wells Fargo Securities LLC, 0.79%, 8/01/16 (Purchased on 5/02/16 to be repurchased at $181,361,447, collateralized by various Corporate Debt Obligations, 0.00%, due 7/19/16 to 8/01/16, original par and fair values of $184,725,428 and $184,620,000, respectively)	181,000	181,000,000
Wells Fargo Securities LLC, 1.10%, 9/07/16 (Purchased on 6/07/16 to be repurchased at $40,112,444, collateralized by various Corporate Debt Obligations, 3.25% to 8.50%, due 10/01/18 to 6/15/46, original par and fair values of $39,869,000 and $42,000,870, respectively)	40,000	40,000,000
Wells Fargo Securities LLC, 0.43%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $180,002,150, collateralized by various Corporate Debt Obligations, 1.11% to 5.95%, due 5/20/18 to 4/17/52, original par and fair values of $191,254,129 and $192,600,000, respectively)	180,000	180,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $614,960,873)		588,000,000
Total Repurchase Agreements — 14.5%		3,672,616,000
Total Investments (Cost — $24,961,728,380*) — 98.7%		24,961,728,380
Other Assets Less Liabilities — 1.3%		335,079,273

Net Assets — 100.0%		$25,296,807,653

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	43

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(f)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$24,961,728,380	—	$24,961,728,380
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $377,618,984 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bills (a):
0.23% - 0.52%, 7/07/16	$750,000		$749,963,626
0.38%, 7/21/16	6,000		5,998,767
0.47% - 0.47%, 8/04/16	50,100		50,078,088
0.43% - 0.44%, 8/11/16	33,000		32,984,044
0.42%, 8/18/16	50,000		49,972,667
0.46% - 0.47%, 8/25/16	100,000		99,930,436
0.48%, 9/08/16	37,000		36,966,314
0.48%, 9/29/16	60,000		59,928,750
0.36%, 10/13/16	—	(b)	100
0.36%, 10/20/16	75,000		74,919,062
0.40%, 11/03/16	200,000		199,725,694
0.41%, 12/22/16	32,920		32,856,355
0.67%, 3/02/17	10,000		9,955,267
0.62%, 4/27/17	67,500		67,159,687
0.56%, 5/25/17	25,445		25,317,492
0.57%, 6/22/17	23,075		22,948,357
U.S. Treasury Notes:
0.63%, 7/15/16	18,940		18,939,904
0.33%, 7/31/16 (c)	106,425		106,430,750
0.50%, 7/31/16	31,265		31,261,288
1.00% - 3.00%, 9/30/16	267,500		269,177,576
3.13%, 10/31/16	298,000		300,691,974
0.88%, 12/31/16	30,130		30,166,867
0.75%, 1/15/17	27,760		27,808,277
0.75%, 3/15/17	27,855		27,911,627
0.33%, 4/30/17 (c)	58,291		58,288,785
4.50%, 5/15/17	27,795		28,729,065
0.63%, 5/31/17	10,380		10,373,210
0.63% - 2.50%, 6/30/17	57,765		57,979,417
0.34%, 7/31/17 (c)	84,160		84,137,634
0.43%, 10/31/17 (c)	149,036		149,069,791
0.53%, 1/31/18 (c)	158,320		158,413,492
0.45%, 4/30/18 (c)	221,005		221,023,467
Total U.S. Treasury Obligations — 48.1%			3,099,107,830

Repurchase Agreements
Bank of Montreal, 0.38%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $15,000,158, collateralized by various U.S. Treasury Obligations, 0.00% to 3.50%, due 6/30/16 to 2/15/41, original par and fair values of $14,271,400 and $15,300,035, respectively)	15,000		15,000,000
Total Value of Bank of Montreal (collateral value of $15,300,035)			15,000,000
Bank of Nova Scotia, 0.40%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $200,002,222, collateralized by various U.S. Treasury Obligations, 0.00% to 2.75%, due 4/15/17 to 2/15/46, original par and fair values of $191,924,172 and $204,002,292, respectively)	200,000		200,000,000
Total Value of Bank of Nova Scotia (collateral value of $204,002,292)			200,000,000
BNP Paribas Securities Corp., 0.40%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $945,010,500, collateralized by various U.S. Treasury Obligations, 0.00% to 4.50%, due 1/31/17 to 5/15/44, original par and fair values of $930,315,128 and $963,900,053, respectively)	945,000		945,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $963,900,053)			945,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $125,001,458, collateralized by various U.S. Treasury Obligations, 1.25% to 2.50%, due 1/31/20 to 5/15/24, original par and fair values of $124,764,726 and $127,500,002, respectively) (d)	$125,000	$125,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $127,500,002)		125,000,000
Credit Agricole Corp., 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $540,006,300, collateralized by various U.S. Treasury Obligations, 0.13% to 6.88%, due 1/15/17 to 5/15/46, original par and fair values of $478,241,900 and $550,800,001, respectively)	540,000	540,000,000
Total Value of Credit Agricole Corp. (collateral value of $550,800,001)		540,000,000
HSBC Securities (USA), Inc., 0.36%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $200,002,000, collateralized by various U.S. Treasury Obligations, 0.38% to 9.00%, due 7/31/16 to 5/15/42, original par and fair values of $188,092,153 and $204,001,779, respectively)	200,000	200,000,000
HSBC Securities (USA), Inc., 0.40%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $100,001,011, collateralized by various U.S. Treasury Obligations, 0.88% to 3.88%, due 9/30/16 to 2/15/46, original par and fair values of $97,994,336 and $102,003,023, respectively)	100,000	100,000,000
HSBC Securities (USA), Inc., 0.37%, 7/05/16 (Purchased on 6/30/16 to be repurchased at $51,002,621, collateralized by various U.S. Treasury Obligations, 1.13% to 6.25%, due 5/15/18 to 5/15/45, original par and fair values of $44,774,900 and $52,021,260, respectively)	51,000	51,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $358,026,062)		351,000,000
J.P. Morgan Securities LLC, 0.40%, 7/01/16, (Purchased on 6/30/16 to be repurchased at $281,003,122, collateralized by various U.S. Treasury Obligations, 1.38% to 1.88%, due 1/31/21 to 5/31/22, original par and fair values of $279,511,400 and $286,624,405, respectively)	281,000	281,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $286,624,405)		281,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $10,000,117, collateralized by a U.S. Treasury Obligation, 0.13%, due 4/15/17, original par and fair value of $9,622,600 and $10,200,041, respectively)	10,000	10,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $10,200,041)		10,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	45

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Mitsubishi UFJ Securities USA, Inc., 0.39%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $500,005,417, collateralized by various U.S. Treasury Obligations, 0.00% to 4.75%, due 12/08/16 to 8/15/41, original par and fair values of $441,890,900 and $510,000,012, respectively)	$500,000	$500,000,000
Total Value of Mitsubishi UFJ Securities USA, Inc. (collateral value of $510,000,012)		500,000,000
Morgan Stanley & Co. LLC, 0.27%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $15,000,113, collateralized by various U.S. Treasury Obligations, 0.00% to 1.00%, due 12/08/16 to 3/31/17, original par and fair values of $15,205,600 and $15,300,010, respectively)	15,000	15,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $15,300,010)		15,000,000
RBC Capital Markets LLC, 0.38%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $21,000,222, collateralized by various U.S. Treasury Obligations, 0.00% to 2.00%, due 7/31/22 to 8/15/43, original par and fair values of $26,131,769 and $21,420,041, respectively)	21,000	21,000,000
Total Value of RBC Capital Markets LLC (collateral value of $21,420,041)		21,000,000

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.40%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $310,003,444, collateralized by various U.S. Treasury Obligations, 1.00% to 2.13%, due 12/15/17 to 12/31/22, original par and fair values of $307,971,800 and $316,200,087, respectively)	310,000	310,000,000
Total Value of SG Americas Securities LLC (collateral value of $316,200,087)		310,000,000
TD Securities (USA) LLC, 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $35,000,408, collateralized by various U.S. Treasury Obligations, 0.00% to 2.13%, due 6/22/17 to 5/15/25, original par and fair values of $35,839,600 and $35,700,017, respectively)	35,000	35,000,000
Total Value of TD Securities (USA) LLC (collateral value of $35,700,017)		35,000,000
Total Repurchase Agreements — 51.9%		3,348,000,000
Total Investments (Cost — $6,447,107,830*) — 100.0%		6,447,107,830
Other Assets Less Liabilities — 0.0%		1,767,345

Net Assets — 100.0%		$6,448,875,175

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Amount is less than $500.

(c)	Variable rate security. Rate as of period end.

(d)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$6,447,107,830	—	$6,447,107,830
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $101,641,137 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio

Assets
Investments at value — unaffiliated[1]	$25,798,312,096	$21,289,112,380	$3,099,107,830
Repurchase agreements at value[2]	5,153,250,000	3,672,616,000	3,348,000,000
Cash	539,957,435	377,618,984	101,641,137
Receivables:
Contributions from investors	2,286	—	—
Interest	13,550,299	9,076,677	4,607,044

Total assets	31,505,072,116	25,348,424,041	6,553,356,011

Liabilities
Payables:
Investment advisory fees	1,901,509	1,539,102	356,564
Withdrawals to investors	—	50,000,000	—
Investments purchased	47,001,919	—	104,094,022
Trusteess’ fees	101,093	56,683	15,167
Other accrued expenses	42,006	20,603	15,083

Total liabilities	49,046,527	51,616,388	104,480,836

Net Assets	$31,456,025,589	$25,296,807,653	$6,448,875,175

Net Assets Consist of
Investors’ capital	$31,456,025,589	$25,296,807,653	$6,448,875,175

[1] Investments at cost — unaffiliated	$25,798,312,096	$21,289,112,380	$3,099,107,830
[2] Repurchase agreements at cost — unaffiliated	$5,153,250,000	$3,672,616,000	$3,348,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	47

Statements of Operations

Six Months Ended June 30, 2016 (Unaudited)	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio

Investment Income
Interest	$126,591,524	$78,203,279	$7,572,516

Expenses
Investment advisory	21,475,684	13,602,107	2,080,318
Independent Trustees	224,383	134,207	24,144
Professional	86,876	56,082	16,804

Total expenses	21,786,943	13,792,396	2,121,266
Less fees waived by the Manager	(6,753,964)	(4,270,921)	(665,044)

Total expenses after fees waived	15,032,979	9,521,475	1,456,222

Net investment income	111,558,545	68,681,804	6,116,294

Realized Gain
Net realized gain from investments	370,665	208,659	247,663

Net Increase in Net Assets Resulting from Operations	$111,929,210	$68,890,463	$6,363,957

See Notes to Financial Statements.

48	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets	Master Investment Portfolio

	Money Market Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$111,558,545	$89,315,891
Net realized gain	370,665	1,394,458

Net increase in net assets resulting from operations	111,929,210	90,710,349

Capital Transactions
Proceeds from contributions	58,626,627,942	125,579,520,075
Value of withdrawals	(70,571,685,555)	(123,227,762,969)

Net increase (decrease) in net assets derived from capital transactions	(11,945,057,613)	2,351,757,106

Net Assets
Total increase (decrease) in net assets	(11,833,128,403)	2,442,467,455
Beginning of period	43,289,153,992	40,846,686,537

End of period	$31,456,025,589	$43,289,153,992

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	49

Statements of Changes in Net Assets	Master Investment Portfolio

	Prime Money Market Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$68,681,804	$48,160,981
Net realized gain	208,659	597,937

Net increase in net assets resulting from operations	68,890,463	48,758,918

Capital Transactions
Proceeds from contributions	173,607,168,317	367,806,236,981
Value of withdrawals	(175,080,921,879)	(364,947,666,929)

Net increase (decrease) in net assets derived from capital transactions	(1,473,753,562)	2,858,570,052

Net Assets
Total increase (decrease) in net assets	(1,404,863,099)	2,907,328,970
Beginning of period	26,701,670,752	23,794,341,782

End of period	$25,296,807,653	$26,701,670,752

See Notes to Financial Statements.

50	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets	Master Investment Portfolio

	Treasury Money Market Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$6,116,294	$1,341,031
Net realized gain	247,663	169,786

Net increase in net assets resulting from operations	6,363,957	1,510,817

Capital Transactions
Proceeds from contributions	38,132,748,317	63,745,962,994
Value of withdrawals	(35,140,418,378)	(64,154,846,234)

Net increase (decrease) in net assets derived from capital transactions	2,992,329,939	(408,883,240)

Net Assets
Total increase (decrease) in net assets	2,998,693,896	(407,372,423)
Beginning of period	3,450,181,279	3,857,553,702

End of period	$6,448,875,175	$3,450,181,279

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	51

Financial Highlights	Master Investment Portfolio

	Money Market Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Total Return
Total return	0.26%	[1]	0.21%	0.16%	0.20%	0.27%	0.23%

Ratios to Average Net Assets
Total expenses	0.10%	[2]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	[2]	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.52%	[2]	0.21%	0.16%	0.19%	0.27%	0.22%

Supplemental Data
Net assets, end of period (000)	$ 31,456,026		$ 43,289,154	$ 40,846,687	$ 41,524,435	$ 35,289,099	$ 28,528,047

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

52	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	Master Investment Portfolio

	Prime Money Market Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Total Return
Total return	0.25%	[1]	0.19%	0.13%	0.17%	0.25%	0.21%

Ratios to Average Net Assets
Total expenses	0.10%	[2]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	[2]	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.50%	[2]	0.20%	0.14%	0.17%	0.25%	0.21%

Supplemental Data
Net assets, end of period (000)	$ 25,296,808		$ 26,701,671	$ 23,794,342	$ 18,912,643	$ 15,934,441	$ 10,732,297

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	53

Financial Highlights	Master Investment Portfolio

	Treasury Money Market Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Total Return
Total return	0.15%	[1]	0.03%	0.00%	0.02%	0.06%	0.09%

Ratios to Average Net Assets
Total expenses	0.10%	[2]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	[2]	0.07%	0.06%	0.06%	0.07%	0.06%

Net investment income	0.29%	[2]	0.04%	0.00%	0.02%	0.08%	0.03%

Supplemental Data
Net assets, end of period (000)	$ 6,448,875		$ 3,450,181	$ 3,857,554	$ 2,738,199	$ 2,613,824	$ 1,602,468

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

54	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (Unaudited)

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”), each a series of MIP, are classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to three series of MIP.

The Master Portfolios, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Effective October 1, 2015, Treasury Money Market Master Portfolio has an investment policy that meets the definition of a “government money market fund” under Rule 2a-7 under the 1940 Act. The Board chose not to subject Treasury Money Market Master Portfolio to liquidity fees or temporary suspensions of redemptions due to declines in its weekly liquid assets.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolios have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Master Portfolio’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK FUNDS III	JUNE 30, 2016	55

Notes to Financial Statements (continued)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Master Portfolio’s investments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Master Portfolio and its counterparties. Typically, a Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Master Portfolio, respectively. A Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects a Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory/Administration

MIP, on behalf of each Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays the Manager a monthly fee, which is determined by calculating a percentage of each Master Portfolio’s average daily net assets based on the following annual rates:

Money Market Master Portfolio	0.10%
Prime Money Market Master Portfolio	0.10%
Treasury Money Market Master Portfolio	0.10%

MIP, on behalf of the Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios. BAL is not entitled to compensation for providing administration service to the Master Portfolios, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.

56	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (concluded)

Waivers/Reimbursements

The Manager has contractually agreed to waive 0.03% of its investment advisory fees through April 30, 2017. The Manager has also voluntarily agreed to waive a portion of its investment advisory fee to enable the feeders that invest in the Master Portfolios to maintain minimum levels of daily net investment income. The Manager may discontinue the voluntary waiver at any time. For the six months ended June 30, 2016, the amounts included in fees waived by the Manager in the Statements of Operations are as follows:

Money Market Master Portfolio	$6,442,705
Prime Money Market Master Portfolio	$4,080,632
Treasury Money Market Master Portfolio	$624,096

Officers and Trustees

The fees and expenses of the MIPs’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIPs’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BAL has contractually agreed to reimburse the Master Portfolios or provide an offsetting credit against the administration fees paid by the Master Portfolios in an amount equal to these independent expenses through April 30, 2017. The amounts waived are included in fees waived by the Manager in the Statements of Operations. For the six months ended June 30, 2016, such waiver amounts are as follows:

Money Market Master Portfolio	$311,259
Prime Money Market Master Portfolio	$190,289
Treasury Money Market Master Portfolio	$40,948

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions

The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2016, the purchase and sale transactions which resulted in net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases
Money Market Master Portfolio	$180,271,290

6. Income Tax Information:

The Master Portfolios are classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolios. Therefore, no federal income tax provision is required. It is intended that the Master Portfolios’ assets will be managed so an investor in the Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolios file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolios’ U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolios as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolios’ financial statements.

7. Principal Risks:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. The changes may affect a money market fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2016	57

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. Each of BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and BlackRock Cash Funds: Treasury (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds

58	BLACKROCK FUNDS III	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (continued)

as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; and (g) sales and redemption data regarding each Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2017. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the pertinent Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Master Portfolio and Portfolio. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK FUNDS III	JUNE 30, 2016	59

Disclosure of Investment Advisory Agreement (continued)

results correspond directly to the investment results of the corresponding Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, each of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Prime ranked in the first quartile against its Broadridge Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, BlackRock Cash Funds: Treasury ranked in the third, first and first quartiles, respectively, against its Broadridge Performance Universe. However, the Board noted that the Portfolio performed within the one basis point threshold of its Broadridge Performance Universe peer median for the one-year period.

The Board reviewed each Portfolio’s performance within the context of the low yield environment that has existed over the past several years.

The quartile standing of each Portfolio in its Broadridge peer group takes into account the Portfolio’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Master Portfolio’s current yield performance, it also examines the liquidity, duration, and credit quality of the Master Portfolio’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with the other funds in the corresponding Portfolio’s Broadridge category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of other funds in the corresponding Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to the relevant Master Portfolio or Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual

60	BLACKROCK FUNDS III	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (concluded)

evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that with respect to each of Money Market Master Portfolio and Prime Money Market Master Portfolio, the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and the actual advisory fee rate and the corresponding Portfolio’s total expense ratio each ranked in the first quartile, relative to the corresponding Portfolio’s Expense Peers.

The Board noted that Treasury Money Market Master Portfolio’s contractual advisory fee rate ranked in the second quartile, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio each ranked in the fourth quartile, relative to the corresponding Portfolio’s Expense Peers.

The Board reviewed each Master Portfolio’s/Portfolio’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that BlackRock has contractually agreed to waive a portion of the advisory fees for each Master Portfolio. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm. The Board additionally noted that, to enable each Master Portfolio/Portfolio to maintain minimum levels of daily net investment income, BlackRock and each Master Portfolio’s/Portfolio’s administrator have voluntarily agreed to waive a portion of its fees and/or reimburse the Master Portfolio’s/Portfolio’s operating expenses as necessary. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to each Master Portfolio, for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS III	JUNE 30, 2016	61

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Interested Trustee

John M. Perlowski, Interested Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust.

Investment Advisor BlackRock Fund Advisors San Francisco, CA 94105	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Trust/MIP 400 Howard Street San Fransisco, CA 94105

Administrator BlackRock Advisors LLC Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Legal Counsel Sidley Austin LLP New York, NY 10019	Transfer Agent State Street Bank and Trust Company North Quincy, MA 20171

62	BLACKROCK FUNDS III	JUNE 30, 2016

Additional Information

Proxy Results

BlackRock Funds III

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of the Trust.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	61,938,311,360	43,835,788
Susan J. Carter	61,780,259,925	201,887,223
Collette Chilton	61,948,124,716	34,022,432
Neil A. Cotty	61,775,834,676	206,312,472
Matina S. Horner	61,940,727,663	41,419,485
Rodney D. Johnson	61,941,649,924	40,497,224
Cynthia A. Montgomery	61,943,332,673	38,814,475
Joseph P. Platt	61,944,232,208	37,914,940
Robert C. Robb, Jr.	61,944,234,953	37,912,195
Mark Stalnecker	61,943,725,951	38,421,197
Kenneth L. Urish	61,944,152,210	37,994,938
Claire A. Walton	61,784,560,644	197,586,504
Frederick W. Winter	61,939,767,717	42,379,431
Barbara G. Novick	61,947,782,498	34,364,650
John M. Perlowski	61,944,381,941	37,765,207

*	Denotes Trust-wide proposal and voting results.

Master Investment Portfolio

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of MIP.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	93,744,625,170	102,294,210
Susan J. Carter	93,564,604,497	282,314,883
Collette Chilton	93,778,667,881	68,251,499
Neil A. Cotty	93,524,182,594	322,736,786
Matina S. Horner	93,744,748,738	102,170,642
Rodney D. Johnson	93,743,366,844	103,552,536
Cynthia A. Montgomery	93,738,956,489	107,962,891
Joseph P. Platt	93,750,384,350	96,535,030
Robert C. Robb, Jr.	93,749,078,613	97,840,767
Mark Stalnecker	93,668,711,867	178,207,513
Kenneth L. Urish	93,694,700,012	152,219,368
Claire A. Walton	93,569,519,963	277,399,417
Frederick W. Winter	93,699,601,190	147,318,190
Barbara G. Novick	93,778,480,450	68,438,930
John M. Perlowski	93,744,975,345	101,944,035

*	Denotes Trust-wide proposal and voting results.

BLACKROCK FUNDS III	JUNE 30, 2016	63

Additional Information (concluded)

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.

Availability of Quarterly Schedule of Investments

The Funds/Master Portfolios file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. Each Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master Portfolios voted proxies relating to securities held in the Funds’/Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com, or by calling (800) 626-1960; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

64	BLACKROCK FUNDS III	JUNE 30, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MMF3-6/16-SAR

JUNE 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock CoreAlpha Bond Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape long term drove investors to high quality assets, pushing already-low global yields to even lower levels.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.84%	3.99%
U.S. small cap equities (Russell 2000® Index)	2.22	(6.73)
International equities (MSCI Europe, Australasia, Far East Index)	(4.42)	(10.16)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.05)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.15	0.19
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	7.95	9.49
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	5.31	6.00
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.35	7.80
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.06	1.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2016

Investment Objective

BlackRock CoreAlpha Bond Fund’s (the “Fund”) investment objective is to seek to provide a combination of income and capital growth.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended June 30, 2016, the Fund underperformed the benchmark, the Barclays U.S. Aggregate Bond Index (the “Index”).

•	The Fund invests all of its assets in the CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

What factors influenced performance?

•

Global interest rate strategies detracted during the six-month period, primarily due to the Master Portfolio’s short U.K. position, as rates declined there following the Brexit referendum. Currency strategies were also a leading detractor due to the Master Portfolio’s long position in commodity currencies as the U.S. dollar continued to strengthen. U.S. rates detracted, mainly due to the Master Portfolio’s Treasury auction strategies.

•

Asset allocation was a positive contributor for the six-month period, as the Master Portfolio was long high yield corporates and other assets that benefited from continued credit spread tightening. Mortgage strategies also contributed as the Master Portfolio’s up-in-coupon bias and mortgage pool security selection performed well during the second quarter. In addition, credit security selection was positive due to an overweight in the consumer sectors, particularly the food & beverage and health care sub-sectors.

•	During the period, the Master Portfolio held derivatives in the form of futures contracts and foreign currency transactions. The use of derivatives did not have a material impact on performance.

Describe recent portfolio activity.

•

During the six-month period, the Master Portfolio increased its energy and basic materials underweights. Within basic materials, the underweight was focused primarily on metals & mining names. The Master Portfolio also added an underweight in media, as that segment is experiencing increased competition and facing longer-term industry challenges surrounding the consumer shift to mobile devices.

Describe portfolio positioning at period end.

•

At period end, the Master Portfolio remained overweight relative to the benchmark in non-government spread sectors and generally underweight U.S. Treasury securities. Within spread sectors, the Master Portfolio was overweight in investment grade corporate credit, agency mortgage-backed securities and asset-backed securities, and underweight in select non-corporate sectors including emerging markets. The Master Portfolio also held a non-benchmark allocation to high yield debt.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. issuers; municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Master Portfolio may invest in bonds of any maturity or duration.

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended June 30, 2016

				Average Annual Total Returns[4]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.09%	2.09%	4.98%	5.50%	N/A	3.94%	N/A	5.38%	N/A
Investor A	1.69	1.69	4.88	5.22	1.01%	3.62	2.77%	5.05	4.62%
Investor C	1.01	1.01	4.51	4.45	3.45	2.84	2.84	4.26	4.26
Class K	2.15	2.14	5.05	5.68	N/A	4.05	N/A	5.45	N/A
Barclays U.S. Aggregate Bond Index	—	—	5.31	6.00	N/A	3.76	N/A	5.13	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[5]	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,049.80	$1.78	$1,000.00	$1,023.12	$1.76	0.35%
Investor A	$1,000.00	$1,048.80	$3.51	$1,000.00	$1,021.43	$3.47	0.69%
Investor C	$1,000.00	$1,045.10	$7.37	$1,000.00	$1,017.65	$7.27	1.45%
Class K	$1,000.00	$1,022.20	$0.78	$1,000.00	$1,012.07	$0.78	0.30%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown), except Class K which is multiplied by 94/366 (to reflect the period since inception). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses are calculated.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	5

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Prior to February 28, 2011 for Institutional Shares, April 30, 2012 for Investor A and Investor C Shares and March 28, 2016 for Class K Shares, the performance of the classes is based on the returns of the Master Portfolio adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, voluntarily waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to waive or to continue waiving its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 4 of the Notes to Financial Statements for additional information on waivers. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2016 and held through June 30, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	7

Statement of Assets and Liabilities	BlackRock CoreAlpha Bond Fund

June 30, 2016 (Unaudited)

Assets
Investments at value — Master Portfolio (cost — $327,496,088)	$334,113,991
Capital shares sold receivable	116,001

Total assets	334,229,992

Liabilities
Payables:
Income dividends	74,291
Contributions to the Master Portfolio	65,966
Capital shares redeemed	50,035
Administration fees	29,059
Professional fees	10,631
Service and distribution fees	1,217

Total liabilities	231,199

Net Assets	$333,998,793

Net Assets Consist of
Paid-in capital	$325,793,029
Distributions in excess of net investment income	(467,633)
Accumulated net realized gain allocated from the Master Portfolio	2,055,494
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	6,617,903

Net Assets	$333,998,793

Net Asset Value
Institutional — Based on net assets of $330,794,833 and 30,926,051 shares outstanding, unlimited shares authorized, no par value	$10.70

Investor A — Based on net assets of $2,591,541 and 242,182 shares outstanding, unlimited shares authorized, no par value	$10.70

Investor C — Based on net assets of $408,800 and 38,212 shares outstanding, unlimited shares authorized, no par value	$10.70

Class K — Based on net assets of $203,619 and 19,029 shares outstanding, unlimited shares authorized, no par value	$10.70

See Notes to Financial Statements.

8	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Statement of Operations	BlackRock CoreAlpha Bond Fund

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Net investment income allocated from the Master Portfolio:
Interest — unaffiliated	$3,865,050
Dividends — affiliated	37,948
Securities lending — affiliated — net	848
Expenses	(373,413)
Fees waived	17,461

Total income	3,547,894

Fund Expenses
Administration — class specific	146,384
Service and distribution — class specific	8,213
Professional	7,026
Miscellaneous	1,128

Total expenses	162,751
Less administration fees waived	(7,026)

Total expenses after fees waived	155,725

Net investment income	3,392,169

Realized and Unrealized Gain Allocated from the Master Portfolio
Net realized gain from investments, futures contracts, options written, swaps and foreign currency transactions	919,924
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swaps and foreign currency translations	9,970,801

Net realized and unrealized gain	10,890,725

Net Increase in Net Assets Resulting from Operations	$14,282,894

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	9

Statements of Changes in Net Assets	BlackRock CoreAlpha Bond Fund

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:

Operations
Net investment income	$3,392,169	$5,612,539
Net realized gain	919,924	464,898
Net change in unrealized appreciation (depreciation)	9,970,801	(5,654,572)

Net increase in net assets resulting from operations	14,282,894	422,865

Distributions to Shareholders[1]
From net investment income:
Institutional	(3,790,966)	(5,292,050)
Investor A	(58,612)	(34,988)
Investor C	(2,807)	(3,325)
Class K	(1,411)	—
From net realized gain:
Institutional	—	(1,185,065)
Investor A	—	(8,426)
Investor C	—	(1,358)

Decrease in net assets resulting from distributions to shareholders	(3,853,796)	(6,525,212)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	84,568,352	59,195,073

Net Assets
Total increase in net assets	94,997,450	53,092,726
Beginning of period	239,001,343	185,908,617

End of period	$333,998,793	$239,001,343

Distributions in excess of net investment income, end of period	$(467,633)	$(6,006)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

10	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Financial Highlights	BlackRock CoreAlpha Bond Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,						Period February 28, 2011[1] to December 31, 2011
			2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.32		$10.57	$10.19		$10.72	$10.50		$10.00

Net investment income[2]	0.12		0.26	0.26		0.22	0.24		0.25
Net realized and unrealized gain (loss)	0.40		(0.20)	0.39		(0.48)	0.26		0.52

Net increase (decrease) from investment operations	0.52		0.06	0.65		(0.26)	0.50		0.77

Distributions:[3]
From net investment income	(0.14)		(0.25)	(0.26)		(0.25)	(0.25)		(0.26)
From net realized gain	—		(0.06)	(0.01)		(0.00)[4]	—		—
From return of capital	—		—	—		(0.02)	(0.03)		(0.01)

Total distributions	(0.14)		(0.31)	(0.27)		(0.27)	(0.28)		(0.27)

Net asset value, end of period	$10.70		$10.32	$10.57		$10.19	$10.72		$10.50

Total Return[5]
Based on net asset value	4.98%	[6]	0.48%	6.45%		(2.44)%	4.82%		7.80%	[6]

Ratios to Average Net Assets[7]
Total expenses	0.35%	[8,9]	0.35% [9]	0.35%	[9]	0.36% [9]	0.37%	[10]	0.44%	[8,9]

Total expenses after fees waived	0.35%	[8,9]	0.35% [9]	0.34%	[9]	0.34% [9]	0.34%	[10]	0.35%	[8,9]

Net investment income	2.37%	[8,9]	2.48% [9]	2.53%	[9]	2.16% [9]	2.22%	[10]	2.93%	[8,9]

Supplemental Data
Net assets, end of period (000)	$330,795		$236,267	$183,880		$99,630	$110,020		$59,250

Portfolio turnover rate of the Master Portfolio[11]	376%		612%	686%		986%	2,128%		1,646%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[11]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period February 28, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	372%	540%	470%	736%	1,774%	1,510%

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	11

Financial Highlights (continued)	BlackRock CoreAlpha Bond Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period April 30, 2012[1] to December 31, 2012
			2015	2014		2013

Per Share Operating Performance
Net asset value, beginning of period	$10.32		$10.58	$10.19		$10.72	$10.55

Net investment income[2]	0.10		0.22	0.23		0.18	0.12
Net realized and unrealized gain (loss)	0.40		(0.21)	0.39		(0.48)	0.22

Net increase (decrease) from investment operations	0.50		0.01	0.62		(0.30)	0.34

Distributions:[3]
From net investment income	(0.12)		(0.21)	(0.22)		(0.21)	(0.15)
From net realized gain	—		(0.06)	(0.01)		(0.00)[4]	—
From return of capital	—		—	—		(0.02)	(0.02)

Total distributions	(0.12)		(0.27)	(0.23)		(0.23)	(0.17)

Net asset value, end of period	$10.70		$10.32	$10.58		$10.19	$10.72

Total Return[5]
Based on net asset value	4.88%	[6]	0.04%	6.18%		(2.78)%	3.25%	[6]

Ratios to Average Net Assets[7]
Total expenses	0.70%	[8,9]	0.70% [8]	0.71%	[8]	0.71% [8]	0.72%	[8,9]

Total expenses after fees waived	0.69%	[8,9]	0.70% [8]	0.69%	[8]	0.69% [8]	0.70%	[8,9]

Net investment income	1.97%	[8,9]	2.13% [8]	2.19%	[8]	1.78% [8]	1.80%	[8,9]

Supplemental Data
Net assets, end of period (000)	$2,592		$2,463	$1,776		$166	$168

Portfolio turnover rate of the Master Portfolio[10]	376%		612%	686%		986%	2,128%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Annualized.

[10]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,			Period April 30, 2012[1] to December 31, 2012
		2015	2014	2013

Portfolio turnover rate (excluding MDRs)	372%	540%	470%	736%	1,774%

See Notes to Financial Statements.

12	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Financial Highlights (continued)	BlackRock CoreAlpha Bond Fund

	Investor C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period April 30, 2012[1] to December 31, 2012
			2015	2014		2013

Per Share Operating Performance
Net asset value, beginning of period	$10.32		$10.57	$10.18		$10.71	$10.55

Net investment income[2]	0.07		0.15	0.15		0.11	0.06
Net realized and unrealized gain (loss)	0.39		(0.21)	0.40		(0.48)	0.21

Net increase (decrease) from investment operations	0.46		(0.06)	0.55		(0.37)	0.27

Distributions:[3]
From net investment income	(0.08)		(0.13)	(0.15)		(0.14)	(0.10)
From net realized gain	—		(0.06)	(0.01)		(0.00)[4]	—
From return of capital	—		—	—		(0.02)	(0.01)

Total distributions	(0.08)		(0.19)	(0.16)		(0.16)	(0.11)

Net asset value, end of period	$10.70		$10.32	$10.57		$10.18	$10.71

Total Return[5]
Based on net asset value	4.51%	[6]	(0.61)%	5.40%		(3.51)%	2.61%	[6]

Ratios to Average Net Assets[7]
Total expenses	1.46%	[8,9]	1.46% [8]	1.45%	[8]	1.46% [8]	1.46%	[8,9]

Total expenses after fees waived	1.45%	[8,9]	1.45% [8]	1.44%	[8]	1.44% [8]	1.44%	[8,9]

Net investment income	1.27%	[8,9]	1.39% [8]	1.44%	[8]	1.04% [8]	1.04%	[8,9]

Supplemental Data
Net assets, end of period (000)	$409		$272	$253		$288	$273

Portfolio turnover rate of the Master Portfolio[10]	376%		612%	686%		986%	2,128%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Annualized.

[10]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,			Period April 30, 2012[1] to December 31, 2012
		2015	2014	2013

Portfolio turnover rate (excluding MDRs)	372%	540%	470%	736%	1,774%

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	13

Financial Highlights (concluded)	BlackRock CoreAlpha Bond Fund

	Class K
	Period March 28, 2016[1] to June 30, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.51

Net investment income[2]	0.07
Net realized and unrealized gain	0.19

Net increase from investment operations	0.26

Distributions from net investment income	(0.07)

Net asset value, end of period	$10.70

Total Return[3]
Based on net asset value	2.52%	[4]

Ratios to Average Net Assets[5]
Total expenses	0.30%	[6,7]

Total expenses after fees waived	0.30%	[6,7]

Net investment income	2.42%	[6,7]

Supplemental Data
Net assets, end of period (000)	$204

Portfolio turnover rate of the Master Portfolio[8]	376%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[7]	Annualized.

[8]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

Six Months Ended June 30, 2016 (Unaudited)
Portfolio turnover rate (excluding MDRs)	372%

See Notes to Financial Statements.

14	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Notes to Financial Statements (Unaudited)	BlackRock CoreAlpha Bond Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BlackRock CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2016, the percentage of the Master Portfolio owned by the Fund was 39.1%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Funds offer multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C Shares bear expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	[1]	None
Investor C Shares	No	Yes		None
Class K Shares	No	No		None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BAL or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	15

Notes to Financial Statements (continued)	BlackRock CoreAlpha Bond Fund

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration

The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays BAL a monthly fee at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:

Institutional	Investor A	Investor C	Class K
0.10%	0.20%	0.20%	0.05%

For the six months ended June 30, 2016, the following table shows the class specific administration fee borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$140,875	$5,131	$352	$26	$146,384

The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Service and Distribution Fees

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—
Investor C	0.25%	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended June 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$6,451	$1,762	$8,213

Other Fees

For the six months ended June 30, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $84.

For the six months ended June 30, 2016, affiliates received CDSCs of $79 for Investor A Shares.

Officers and Trustees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2017 and may not be terminated without consent of the Board.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

16	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Notes to Financial Statements (concluded)	BlackRock CoreAlpha Bond Fund

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of December 31, 2015, the Fund had a capital loss carryforward, with no expiration date, available to offset future realized capital gains of $1,587,249.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	14,791,782	$155,810,613	9,352,784	$98,811,293
Shares issued to shareholders in reinvestment of distributions	324,741	3,426,342	568,522	5,968,027
Shares redeemed	(7,090,264)	(74,984,452)	(4,416,226)	(46,330,882)

Net increase	8,026,259	$84,252,503	5,505,080	$58,448,438

Investor A
Shares sold	983,427	$10,365,536	206,461	$2,163,091
Shares issued to shareholders in reinvestment of distributions	5,554	58,632	4,095	43,073
Shares redeemed	(985,362)	(10,432,643)	(139,923)	(1,485,387)

Net increase (decrease)	3,619	$(8,475)	70,633	$720,777

Investor C
Shares sold	11,953	$124,958	8,280	$86,812
Shares issued to shareholders in reinvestment of distributions	251	2,649	407	4,273
Shares redeemed	(313)	(3,283)	(6,261)	(65,227)

Net increase	11,891	$124,324	2,426	$25,858

Class K1
Shares sold	19,029	$200,000	—	—

Total Net Increase	8,060,798	$84,568,352	5,578,139	$59,195,073

[1]	Class K Shares commenced operations on March 28, 2016.

At period end, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Investor C	1,924
Class K	19,029

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	17

Master Portfolio Information	CoreAlpha Bond Master Portfolio

As of June 30, 2016

Portfolio Composition	Percent of Total Investments[4]

U.S. Government Sponsored Agency Securities	53%
Corporate Bonds	35
Non-Agency Mortgage-Backed Securities	9
Asset-Backed Securities	9
U.S. Treasury Obligations	4
Short-Term Securities	2
Foreign Agency Obligations	1
Municipal Bonds	1
Preferred Securities	—	[3]
Investment Companies	—	[3]
TBA Sale Commitments	(14)

Credit Quality Allocation[1]	Percent of Total Investments[4]

AAA/Aaa[2]	53%
AA/Aa	13
A	15
BBB/Baa	16
BB/Ba	1
B	—	[3]
N/R	2

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment advisor has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

[3]	Represents less than 1%.

[4]	Excludes short-term securities.

18	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Access Group, Inc., Series 2004-A, Class A2, 0.90%, 4/25/29 (a)	$696	$689,150
ACE Securities Corp. Home Equity Loan Trust (a):
Series 2005-AG1, Class A2D, 0.81%, 8/25/35	21	21,330
Series 2005-HE2, Class M3, 1.17%, 4/25/35	203	203,342
Series 2005-HE4, Class M2, 1.23%, 7/25/35	387	383,187
AmeriCredit Automobile Receivables Trust, Class D:
Series 2012-3, 3.03%, 7/09/18	641	643,751
Series 2012-4, 2.68%, 10/09/18	1,140	1,144,896
Series 2013-1, 2.09%, 2/08/19	2,600	2,600,203
AVANT Loans Funding Trust, Series 2016-A, Class A, 4.11%, 5/15/19 (b)	1,654	1,660,491
Carfinance Capital Auto Trust, Series 2014-1A, Class A, 1.46%, 12/17/18 (b)	123	123,158
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/24	1,190	1,216,021
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21	2,940	3,023,230
College Loan Corp. Trust I, Series 2004-1, Class A4, 0.83%, 4/25/24 (a)	2,811	2,783,491
Conn’s Receivables Funding LLC, Series 2004-A, Class A, 4.68%, 4/16/18 (b)	2,130	2,139,220
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, 0.99%, 10/25/36 (a)(b)	257	254,258
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,186,407
Drive Auto Receivables Trust, Series 2016-BA (b):
Class B, 2.56%, 6/15/20	4,000	4,017,298
Class C, 3.19%, 7/15/22	1,700	1,703,409
Exeter Automobile Receivables Trust (b):
Series 2013-1A, Class B, 2.41%, 5/15/18	85	85,275
Series 2014-2A, Class A, 1.06%, 8/15/18	34	33,942
First Franklin Mortgage Loan Trust (a):
Series 2005-FF04, Class M1, 1.10%, 5/25/35	146	145,746
Series 2005-FF10, Class A4, 0.77%, 11/25/35	127	124,537
Flagship Credit Auto Trust, Series 2014-1, Class A, 1.21%, 4/15/19 (b)	275	274,144
HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, 1.65%, 11/20/36 (a)	2,587	2,580,551
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A5, 0.00%, 3/25/36 (c)	604	598,948
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class A1B, 0.74%, 12/25/35 (a)	84	83,470
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 0.95%, 9/27/35 (a)	888	873,979
Morgan Stanley ABS Capital I, Inc. Trust (a):
Series 2005-HE3, Class M2, 1.23%, 7/25/35	6	5,910
Series 2005-WMC4, Class M4, 1.40%, 4/25/35	702	702,305

Asset-Backed Securities	Par (000)	Value
National Collegiate Student Loan Trust (a):
Series 2004-2, Class A4, 0.76%, 11/27/28	$1,244	$1,227,797
Series 2005-1, Class A4, 0.69%, 11/27/28	72	70,801
Series 2005-3, Class A4, 0.73%, 4/25/29	1,029	1,017,391
Series 2006-1, Class A4, 0.70%, 3/27/28	581	563,011
Series 2006-2, Class A3, 0.66%, 11/25/27	4,039	3,896,142
Series 2006-4, Class A2, 0.59%, 12/27/27	200	198,942
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (a):
Series 2004-WHQ2, Class M2, 1.40%, 2/25/35	846	842,955
Series 2005-WCW3, Class A2C, 0.83%, 8/25/35	166	165,375
RAMP Trust (a):
Series 2004-RS11, Class M1, 1.38%, 11/25/34	145	144,171
Series 2005-EFC1, Class M2, 0.90%, 5/25/35	58	57,750
Series 2005-RS6, Class M1, 1.20%, 6/25/35	30	30,169
Series 2006-NC2, Class A2, 0.64%, 2/25/36	754	741,718
Series 2006-RZ3, Class A2, 0.61%, 8/25/36	586	582,215
RASC Trust (a):
Series 2005-AHL3, Class A2, 0.69%, 11/25/35	298	294,716
Series 2005-KS12, Class A3, 0.77%, 1/25/36	532	527,702
Santander Drive Auto Receivables Trust:
Series 2012-2, Class D, 3.87%, 2/15/18	420	421,282
Series 2012-3, Class D, 3.64%, 5/15/18	1,564	1,575,158
Series 2012-4, Class D, 3.50%, 6/15/18	2,560	2,584,612
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)	1,571	1,572,898
Series 2012-AA, Class D, 2.46%, 12/17/18 (b)	820	824,934
Series 2013-1, Class C, 1.76%, 1/15/19	861	862,625
Series 2013-3, Class C, 1.81%, 4/15/19	1,401	1,404,767
Series 2013-3, Class D, 2.42%, 4/15/19	3,160	3,180,790
Series 2013-4, Class C, 3.25%, 1/15/20	310	313,212
Series 2013-A, Class B, 1.89%, 10/15/19 (b)	168	168,287
Series 2013-A, Class C, 3.12%, 10/15/19 (b)	2,165	2,191,181
Series 2014-1, Class B, 1.59%, 10/15/18	555	555,406
Series 2014-1, Class C, 2.36%, 4/15/20	910	915,242
Series 2014-2, Class C, 2.33%, 11/15/19	3,445	3,471,535
Series 2014-3, Class D, 2.65%, 8/17/20	2,400	2,421,151
Series 2014-4, Class B, 1.82%, 5/15/19	570	571,999
Series 2014-4, Class C, 2.60%, 11/16/20	540	546,274
Series 2014-5, Class C, 2.46%, 6/15/20	2,800	2,828,099
Series 2015-1, Class C, 2.57%, 4/15/21	760	768,191
Series 2015-2, Class C, 2.44%, 4/15/21	700	706,270
Series 2015-3, Class C, 2.74%, 1/15/21	1,230	1,249,368
Series 2015-4, Class C, 2.97%, 3/15/21	580	591,533
Series 2016-2, Class C, 2.66%, 11/15/21	1,965	1,998,231
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.80%, 7/15/36 (a)	2,207	2,192,961
SLM Private Credit Student Loan Trust (a):
Series 2003-A, Class A2, 1.09%, 9/15/20	927	920,635
Series 2003-B, Class A2, 1.05%, 3/15/22	330	325,090

Portfolio Abbreviations

ABS	Asset-Backed Security	IDR	Indonesian Rupiah	PLN	Polish Zloty
AUD	Australian Dollar	ILS	Israeli New Shekel	RB	Revenue Bond
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RUB	Russian Ruble
CHF	Swiss Franc	KRW	South Korean Won	SEK	Swedish Krona
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	SGD	Singapore Dollar
COP ETF	Colombian Peso Exchange-Traded Fund	MXN MYR	Mexican Peso Malaysian Ringgit	STRIPS	Separate Trading of Registered Interest and Principal Securities
EUR	Euro	NOK	Norwegian Krone	THB	Thai Baht
GBP	British Pound	NZD	New Zealand Dollar	TRY	Turkish Lira
GO	General Obligation Bond	OTC	Over-the-Counter	TWD	Taiwan Dollar
HUF	Hungarian Forint	PHP	Philippine Peso	USD	U.S. Dollar
				ZAR	South African Rand

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	19

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Asset-Backed Securities	Par (000)	Value
SLM Private Credit Student Loan Trust (a) (continued):
Series 2003-C, Class A2, 1.04%, 9/15/20	$297	$292,388
Series 2004-B, Class A2, 0.85%, 6/15/21	624	621,596
Series 2005-B, Class A2, 0.83%, 3/15/23	632	625,682
Series 2006-A, Class A4, 0.84%, 12/15/23	2,428	2,396,013
Series 2006-B, Class A4, 0.83%, 3/15/24	492	487,550
Series 2006-C, Class A4, 0.82%, 3/15/23	1,184	1,176,301
SLM Private Education Loan Trust (a)(b):
Series 2010-A, Class 1A, 3.45%, 5/16/44	781	795,935
Series 2011-B, Class A1, 1.29%, 12/16/24	13	13,261
Series 2012-A, Class A1, 1.84%, 8/15/25	187	187,764
Series 2012-C, Class A1, 1.54%, 8/15/23	41	40,686
Series 2012-D, Class A1, 1.49%, 6/15/23	8	8,037
Series 2012-E, Class A1, 1.19%, 10/16/23	367	366,456
Series 2013-A, Class A1, 1.04%, 8/15/22	661	660,468
Series 2013-B, Class A1, 1.09%, 7/15/22	1,127	1,125,874
Series 2013-C, Class A1, 1.29%, 2/15/22	392	391,471
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A, 3.26%, 8/25/25 (b)	1,350	1,349,853
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 9/27/32 (b)	228	228,597
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 0.71%, 12/25/35 (a)	637	627,647
Terwin Mortgage Trust, Series 2006-5, Class 2A2, 0.66%, 6/25/37 (a)(b)	511	501,068
Trade MAPS 1 Ltd., Series 2013-1A (a)(b):
Class A, 1.15%, 12/10/18	4,150	4,133,366
Class B, 1.70%, 12/10/18	1,030	1,022,281
Total Asset-Backed Securities — 10.8%		91,876,529

Corporate Bonds
Aerospace & Defense — 0.6%
Harris Corp., 2.00%, 4/27/18	395	397,011
L-3 Communications Corp.:
3.95%, 11/15/16	152	153,587
1.50%, 5/28/17	170	170,149
4.75%, 7/15/20	720	777,118
4.95%, 2/15/21	1,618	1,769,432
Lockheed Martin Corp.:
1.85%, 11/23/18	370	375,019
2.50%, 11/23/20	650	670,714
3.80%, 3/01/45	655	669,805

		4,982,835
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	465	454,538
6.00%, 8/01/20	525	518,437
Johnson Controls, Inc., 1.40%, 11/02/17	1,000	1,003,121
Lear Corp.:
4.75%, 1/15/23	310	318,525
5.38%, 3/15/24	1,115	1,173,537
ZF North America Capital, Inc., 4.50%, 4/29/22 (b)	350	354,813

		3,822,971
Automobiles — 0.1%
General Motors Co.:
5.00%, 4/01/35	500	497,982
5.20%, 4/01/45	500	495,363
6.75%, 4/01/46	90	106,757

		1,100,102
Banks — 4.1%
Bank of New York Mellon Corp., 2.05%, 5/03/21	915	929,385
Bank of Nova Scotia, 1.70%, 6/11/18	1,055	1,064,717

Corporate Bonds	Par (000)	Value
Banks (continued)
Barclays Bank PLC:
2.00%, 3/16/18	$1,520	$1,508,295
2.75%, 11/08/19	1,275	1,266,002
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 1/14/19	1,160	1,182,336
Cooperatieve Rabobank UA, 3.88%, 2/08/22	1,140	1,238,497
Credit Suisse, 3.63%, 9/09/24	1,760	1,820,838
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 4/16/21 (b)	1,030	1,040,247
3.80%, 9/15/22	670	672,896
Discover Bank/Greenwood Delaware, 2.00%, 2/21/18	870	872,814
HSBC Bank USA NA, 5.88%, 11/01/34	590	702,206
HSBC Holdings PLC:
3.40%, 3/08/21	1,525	1,571,397
3.60%, 5/25/23	900	919,773
4.25%, 8/18/25	700	706,386
6.50%, 9/15/37	400	480,849
HSBC USA, Inc., 1.50%, 11/13/17	1,875	1,871,117
Lloyds Bank PLC, 1.75%, 5/14/18	1,660	1,655,330
Royal Bank of Canada, 1.20%, 9/19/17	2,960	2,966,423
Svenska Handelsbanken AB, 2.45%, 3/30/21	2,300	2,362,792
Toronto-Dominion Bank, 1.50%, 3/13/17 (b)	1,558	1,564,207
Wachovia Bank NA, 6.00%, 11/15/17	1,790	1,904,608
Wells Fargo & Co.:
2.13%, 4/22/19	2,370	2,421,028
1.75%, 5/24/19	2,200	2,229,762
3.00%, 1/22/21	1,390	1,452,414
4.65%, 11/04/44	580	611,702
4.40%, 6/14/46	400	407,526

		35,423,547
Beverages — 1.3%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19	735	747,480
2.65%, 2/01/21	1,030	1,068,125
3.30%, 2/01/23	1,200	1,264,404
4.70%, 2/01/36	500	561,864
4.90%, 2/01/46	1,495	1,751,904
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	460	460,268
Bottling Group LLC, 5.13%, 1/15/19	340	373,129
Molson Coors Brewing Co. (d):
1.45%, 7/15/19	175	175,443
3.00%, 7/15/26	470	469,536
PepsiCo, Inc.:
7.90%, 11/01/18	600	693,962
2.75%, 3/01/23	1,000	1,046,683
2.85%, 2/24/26	355	371,751
4.88%, 11/01/40	310	369,437
3.60%, 8/13/42	600	612,258
4.45%, 4/14/46	700	816,886

		10,783,130
Biotechnology — 0.4%
Biogen, Inc., 2.90%, 9/15/20	265	276,172
Celgene Corp., 2.30%, 8/15/18	600	611,006
Gilead Sciences, Inc.:
2.05%, 4/01/19	1,480	1,515,650
2.55%, 9/01/20	1,290	1,340,425

		3,743,253
Capital Markets — 2.7%
Bear Stearns Cos. LLC, 6.40%, 10/02/17	760	807,454
CME Group, Inc., 3.00%, 3/15/25	1,200	1,253,511
FMS Wertmanagement AoeR, 1.13%, 9/05/17	3,664	3,680,074
Goldman Sachs Group, Inc.:
6.15%, 4/01/18	460	495,648
2.90%, 7/19/18	820	841,459
2.63%, 1/31/19	820	839,244

See Notes to Financial Statements.

20	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
7.50%, 2/15/19	$360	$411,700
2.00%, 4/25/19	155	156,590
2.55%, 10/23/19	460	470,651
6.00%, 6/15/20	1,040	1,186,676
2.88%, 2/25/21	1,275	1,307,152
5.75%, 1/24/22	430	499,213
3.63%, 1/22/23	240	251,750
6.75%, 10/01/37	800	986,827
6.25%, 2/01/41	990	1,281,163
Legg Mason, Inc., 2.70%, 7/15/19	1,285	1,314,784
Morgan Stanley:
4.75%, 3/22/17	980	1,004,304
6.25%, 8/28/17	510	537,590
2.20%, 12/07/18	450	455,928
2.50%, 1/24/19	1,140	1,163,038
5.63%, 9/23/19	2,940	3,261,954
6.38%, 7/24/42	460	622,942

		22,829,652
Chemicals — 0.5%
LyondellBasell Industries NV, 5.00%, 4/15/19	1,760	1,904,996
Monsanto Co.:
2.13%, 7/15/19	775	783,408
2.75%, 7/15/21	360	369,838
3.95%, 4/15/45	680	629,526
RPM International, Inc., 6.13%, 10/15/19	743	826,770

		4,514,538
Communications Equipment — 0.4%
Cisco Systems, Inc.:
2.13%, 3/01/19	1,480	1,520,052
2.45%, 6/15/20	1,770	1,843,019
Juniper Networks, Inc., 4.35%, 6/15/25	520	537,576

		3,900,647
Consumer Finance — 1.5%
Capital One Bank USA NA, 2.15%, 11/21/18	730	735,163
Capital One NA, 1.50%, 9/05/17	1,650	1,649,240
MasterCard, Inc.:
2.00%, 4/01/19	585	599,878
3.38%, 4/01/24	900	975,246
Navient Solutions, Inc., 0.00%, 10/03/22 (c)	1,680	1,489,948
Synchrony Financial, 3.00%, 8/15/19	1,540	1,565,667
Total System Services, Inc.:
3.80%, 4/01/21	355	375,865
4.80%, 4/01/26	1,335	1,447,653
Visa, Inc.:
2.20%, 12/14/20	990	1,020,770
2.80%, 12/14/22	895	944,214
4.30%, 12/14/45	1,485	1,719,252

		12,522,896
Containers & Packaging — 0.0%
Ball Corp., 4.38%, 12/15/20	195	205,116
Diversified Financial Services — 4.8%
American Express Credit Corp.:
2.38%, 3/24/17	900	908,794
1.55%, 9/22/17	855	858,794
2.25%, 5/05/21	1,700	1,730,158
Bank of America Corp.:
6.88%, 4/25/18	1,060	1,157,252
5.49%, 3/15/19	600	648,722
5.63%, 7/01/20	760	855,030
Bank of America NA, 1.65%, 3/26/18	1,035	1,041,208
BNP Paribas SA:
1.38%, 3/17/17	1,480	1,482,623
2.40%, 12/12/18	600	611,718

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Citigroup, Inc.:
1.80%, 2/05/18	$1,710	$1,717,011
2.50%, 9/26/18	900	917,838
2.05%, 6/07/19	2,200	2,215,143
2.50%, 7/29/19	1,620	1,650,181
Ford Motor Credit Co. LLC:
3.00%, 6/12/17	1,790	1,817,267
1.72%, 12/06/17	1,690	1,693,595
2.02%, 5/03/19	1,650	1,664,040
3.34%, 3/18/21	990	1,026,756
GE Capital International Funding Co., 4.42%, 11/15/35 (b)	492	551,820
General Electric Capital Corp., 6.75%, 3/15/32	54	75,786
General Motors Financial Co., Inc.:
4.20%, 3/01/21	1,200	1,255,382
3.45%, 4/10/22	780	779,449
3.70%, 5/09/23	400	402,078
4.00%, 1/15/25	680	688,031
4.30%, 7/13/25	280	287,276
5.25%, 3/01/26	480	521,801
Intercontinental Exchange, Inc.:
2.50%, 10/15/18	900	920,700
3.75%, 12/01/25	2,215	2,389,099
JPMorgan Chase & Co.:
2.00%, 8/15/17	1,220	1,231,367
4.25%, 10/15/20	1,770	1,929,211
2.55%, 3/01/21	1,600	1,626,213
2.40%, 6/07/21	1,300	1,318,169
3.25%, 9/23/22	780	815,431
3.20%, 1/25/23	580	601,185
4.85%, 2/01/44	800	959,776
4.95%, 6/01/45	340	373,312
JPMorgan Chase Bank NA, 6.00%, 10/01/17	800	844,969
Nasdaq, Inc., 3.85%, 6/30/26	1,405	1,427,505

		40,994,690
Diversified Telecommunication Services — 2.1%
AT&T, Inc.:
2.38%, 11/27/18	1,645	1,678,783
2.45%, 6/30/20	350	357,336
3.40%, 5/15/25	1,140	1,166,114
5.55%, 8/15/41	980	1,097,959
5.15%, 3/15/42	1,120	1,208,437
4.80%, 6/15/44	1,190	1,221,667
4.75%, 5/15/46	500	512,437
British Telecommunications PLC, 1.25%, 2/14/17	520	520,138
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	1,270	1,354,666
Frontier Communications Corp., 8.88%, 9/15/20 (b)	260	277,550
Qwest Corp., 6.75%, 12/01/21	900	973,710
Verizon Communications, Inc.:
1.35%, 6/09/17	1,540	1,544,121
3.65%, 9/14/18	1,330	1,397,560
5.05%, 3/15/34	960	1,065,499
4.40%, 11/01/34	900	928,032
4.75%, 11/01/41	630	676,813
6.55%, 9/15/43	445	599,587
4.86%, 8/21/46	900	983,778
4.52%, 9/15/48	500	520,650
5.01%, 8/21/54	260	274,964

		18,359,801
Electric Utilities — 1.8%
Berkshire Hathaway Energy Co., 6.50%, 9/15/37	460	632,313
Commonwealth Edison Co.:
5.88%, 2/01/33	600	777,738
4.70%, 1/15/44	191	229,842

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	21

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp.:
2.15%, 11/15/16	$630	$632,412
5.05%, 9/15/19	600	661,384
Duke Energy Florida, Inc., 3.85%, 11/15/42	460	486,094
Exelon Corp., 5.10%, 6/15/45	320	367,726
Indiana Michigan Power Co., 4.55%, 3/15/46	600	666,819
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	1,920	2,068,771
Mississippi Power Co., 4.25%, 3/15/42	510	455,874
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	1,040	1,072,728
Northern States Power Co., 5.25%, 7/15/35	760	947,478
Pacific Gas & Electric Co.:
5.63%, 11/30/17	460	487,923
3.25%, 9/15/21	430	460,975
3.75%, 8/15/42	460	467,077
PacifiCorp:
5.50%, 1/15/19	400	440,492
6.25%, 10/15/37	310	428,125
Progress Energy, Inc.:
4.88%, 12/01/19	920	1,012,928
4.40%, 1/15/21	1,110	1,214,328
South Carolina Electric & Gas Co., 4.10%, 6/15/46	700	740,682
Southern Power Co., 5.15%, 9/15/41	310	334,443
Tampa Electric Co., 2.60%, 9/15/22	600	619,300

		15,205,452
Electrical Equipment — 0.3%
Amphenol Corp.:
1.55%, 9/15/17	995	995,309
2.55%, 1/30/19	600	610,377
Roper Industries, Inc., 2.05%, 10/01/18	1,040	1,052,628

		2,658,314
Electronic Equipment, Instruments & Components — 0.2%
Flextronics International, Ltd., 4.75%, 6/15/25	340	343,400
Fortive Corp. (b):
1.80%, 6/15/19	405	407,598
3.15%, 6/15/26	600	617,484
Tyco Electronics Group SA, 6.55%, 10/01/17	860	914,239

		2,282,721
Energy Equipment & Services — 0.3%
Halliburton Co.:
3.80%, 11/15/25	1,000	1,044,449
5.00%, 11/15/45	600	659,930

		1,704,379
Food & Staples Retailing — 0.4%
CVS Caremark Corp., 2.25%, 12/05/18	925	946,211
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/17	1,520	1,530,842
2.70%, 11/18/19	720	743,905
2.60%, 6/01/21	315	320,877

		3,541,835
Food Products — 1.3%
ConAgra Foods, Inc., 3.20%, 1/25/23	705	727,327
JM Smucker Co., 2.50%, 3/15/20	475	489,899
Kellogg Co.:
3.25%, 5/21/18	470	487,625
3.25%, 4/01/26	595	611,614
Kraft Heinz Foods Co. (b):
3.95%, 7/15/25	980	1,065,532
5.20%, 7/15/45	1,190	1,409,148
4.38%, 6/01/46	1,145	1,210,863
Mondelez International, Inc., 2.25%, 2/01/19	600	613,083
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (b)	860	857,850

Corporate Bonds	Par (000)	Value
Food Products (continued)
Sysco Corp.:
3.75%, 10/01/25	$1,605	$1,717,281
3.30%, 7/15/26	1,405	1,457,650
4.50%, 4/01/46	475	506,696

		11,154,568
Gas Utilities — 0.1%
Southern California Gas Co., 3.75%, 9/15/42	540	571,796
Health Care Equipment & Supplies — 1.4%
Becton Dickinson & Co.:
1.45%, 5/15/17	210	210,546
2.68%, 12/15/19	335	344,558
Boston Scientific Corp.:
2.65%, 10/01/18	600	613,313
2.85%, 5/15/20	225	233,087
3.85%, 5/15/25	1,300	1,375,082
Covidien International Finance SA, 4.20%, 6/15/20	1,485	1,633,258
Medtronic, Inc.:
2.50%, 3/15/20	755	783,020
3.15%, 3/15/22	895	955,116
St Jude Medical, Inc., 2.00%, 9/15/18	575	581,569
Stryker Corp.:
2.63%, 3/15/21	245	253,230
3.38%, 11/01/25	400	419,765
3.50%, 3/15/26	215	228,089
4.38%, 5/15/44	900	961,281
4.63%, 3/15/46	885	994,329
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18	340	343,862
3.00%, 4/15/23	470	479,810
Zimmer Holdings, Inc.:
2.00%, 4/01/18	530	534,429
2.70%, 4/01/20	1,340	1,356,268

		12,300,612
Health Care Providers & Services — 1.2%
Aetna, Inc.:
1.90%, 6/07/19	1,150	1,164,939
3.20%, 6/15/26	870	895,077
4.38%, 6/15/46	800	830,799
AmerisourceBergen Corp., 1.15%, 5/15/17	1,770	1,769,543
Cardinal Health, Inc., 1.70%, 3/15/18	660	664,448
HCA, Inc., 3.75%, 3/15/19	935	967,725
Humana, Inc., 2.63%, 10/01/19	665	683,240
McKesson Corp., 1.40%, 3/15/18	1,330	1,332,302
Quest Diagnostics, Inc., 2.50%, 3/30/20	705	710,739
UnitedHealth Group, Inc.:
2.70%, 7/15/20	270	281,210
3.10%, 3/15/26	400	417,064
4.75%, 7/15/45	300	361,411

		10,078,497
Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.:
2.10%, 12/07/18	275	281,427
2.75%, 12/09/20	150	156,601
3.70%, 1/30/26	690	745,507
6.30%, 10/15/37	310	411,410
4.88%, 12/09/45	950	1,110,816
Wyndham Worldwide Corp., 3.90%, 3/01/23	345	353,211

		3,058,972
Household Products — 0.2%
Newell Rubbermaid, Inc.:
2.60%, 3/29/19	345	354,032
3.85%, 4/01/23	620	657,615

See Notes to Financial Statements.

22	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Household Products (continued)
Whirlpool Corp., 1.35%, 3/01/17	$755	$756,273

		1,767,920
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Group, Inc., 5.15%, 12/01/20	360	400,654
Exelon Generation Co. LLC, 5.75%, 10/01/41	170	176,262
PSEG Power LLC:
2.45%, 11/15/18	140	142,477
4.15%, 9/15/21	350	373,645

		1,093,038
Insurance — 1.8%
ACE INA Holdings, Inc., 3.35%, 5/15/24	660	706,668
Aflac, Inc.:
3.63%, 11/15/24	1,480	1,585,117
3.25%, 3/17/25	900	935,872
American International Group, Inc., 3.30%, 3/01/21	320	330,594
Aon PLC:
3.88%, 12/15/25	460	485,179
4.60%, 6/14/44	450	460,044
Berkshire Hathaway, Inc., 3.13%, 3/15/26	1,355	1,420,777
Chubb Corp., 6.00%, 5/11/37	260	352,943
Fidelity National Financial, Inc., 5.50%, 9/01/22	385	424,476
Hanover Insurance Group, Inc., 4.50%, 4/15/26	800	825,898
Markel Corp.:
5.35%, 6/01/21	400	448,071
3.63%, 3/30/23	400	413,416
5.00%, 4/05/46	400	422,230
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	880	899,043
3.30%, 3/14/23	175	182,690
3.50%, 3/10/25	520	540,338
3.75%, 3/14/26	1,150	1,212,851
MetLife, Inc., 3.05%, 12/15/22	1,300	1,333,632
Protective Life Corp., 8.45%, 10/15/39	122	170,703
Reinsurance Group of America, Inc., 3.95%, 9/15/26	1,300	1,339,524
Willis Group Holdings PLC, 5.75%, 3/15/21	350	391,369
XLIT Ltd., 5.75%, 10/01/21	430	491,791

		15,373,226
Internet Software & Services — 0.8%
Baidu, Inc.:
3.25%, 8/06/18	2,060	2,112,800
2.75%, 6/09/19	532	539,267
eBay, Inc., 2.20%, 8/01/19	1,600	1,624,362
Equinix, Inc.:
5.38%, 1/01/22	555	573,037
5.75%, 1/01/25	430	445,050
Expedia, Inc., 5.00%, 2/15/26 (b)	800	829,379
Priceline Group, Inc., 3.60%, 6/01/26	745	769,436
VeriSign, Inc., 4.63%, 5/01/23	415	420,187

		7,313,518
IT Services — 0.8%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	1,795	1,815,983
3.60%, 11/28/24	445	454,421
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	720	727,775
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/19 (b)	300	307,323
Fidelity National Information Services, Inc., 3.63%, 10/15/20	1,280	1,353,114
International Business Machines Corp., 7.63%, 10/15/18	690	788,212
Verisk Analytics, Inc., 4.00%, 6/15/25	1,380	1,449,439

		6,896,267

Corporate Bonds	Par (000)	Value
Machinery — 0.2%
Illinois Tool Works, Inc., 1.95%, 3/01/19	$1,190	$1,217,982
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	140	144,984
Trinity Acquisition PLC, 6.13%, 8/15/43	210	232,458

		1,595,424
Media — 1.4%
Altice Financing SA, 6.63%, 2/15/23 (b)	480	471,298
Charter Communications Operating LLC/Charter Communications Operating Capital (b):
3.58%, 7/23/20	395	412,950
4.91%, 7/23/25	1,400	1,530,623
6.48%, 10/23/45	300	358,206
Comcast Corp., 5.70%, 5/15/18	740	803,936
DISH DBS Corp.:
7.88%, 9/01/19	780	859,950
6.75%, 6/01/21	360	373,050
NBCUniversal Enterprise, Inc., 1.66%, 4/15/18 (b)	340	343,927
Omnicom Group, Inc., 3.60%, 4/15/26	1,700	1,790,493
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22	260	263,900
Scripps Networks Interactive, Inc., 2.70%, 12/15/16	680	685,130
Time Warner Cable, Inc.:
5.00%, 2/01/20	680	739,123
4.50%, 9/15/42	510	475,037
Time Warner, Inc., 2.10%, 6/01/19	1,220	1,236,404
Viacom, Inc., 2.50%, 9/01/18	1,280	1,297,784

		11,641,811
Metals & Mining — 0.1%
Barrick Gold Corp., 4.10%, 5/01/23	330	348,105
Vale Overseas Ltd., 4.38%, 1/11/22 (e)	148	138,706

		486,811
Multi-Utilities — 0.2%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42	220	237,294
Dominion Resources, Inc.:
6.40%, 6/15/18	330	360,138
4.45%, 3/15/21	630	695,976
SCANA Corp., 4.13%, 2/01/22	170	176,622

		1,470,030
Oil, Gas & Consumable Fuels — 3.0%
Boardwalk Pipelines LP, 5.95%, 6/01/26	750	787,812
BP Capital Markets PLC, 2.24%, 5/10/19	900	924,206
Buckeye Partners LP:
2.65%, 11/15/18	1,460	1,480,605
4.35%, 10/15/24	580	574,354
Canadian Natural Resources Ltd., 6.25%, 3/15/38	500	543,534
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	170	172,079
Energy Transfer Partners LP:
9.70%, 3/15/19	262	296,633
9.00%, 4/15/19	123	137,496
4.15%, 10/01/20	560	568,373
Exxon Mobil Corp.:
2.73%, 3/01/23	720	751,686
4.11%, 3/01/46	1,030	1,161,654
Hess Corp., 1.30%, 6/15/17	350	347,658
Kinder Morgan Energy Partners LP, 5.63%, 9/01/41	275	263,239
Kinder Morgan, Inc., 3.05%, 12/01/19	265	267,768
Magellan Midstream Partners LP, 5.00%, 3/01/26	900	1,018,111
Marathon Petroleum Corp.:
2.70%, 12/14/18	1,600	1,635,926
3.40%, 12/15/20	715	739,134
Occidental Petroleum Corp.:
3.40%, 4/15/26	875	922,855
4.40%, 4/15/46	1,295	1,430,959

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	23

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners LP, 6.13%, 2/01/41	$500	$525,043
Petroleos Mexicanos:
5.50%, 2/04/19 (b)	700	735,700
4.88%, 1/24/22	400	408,956
6.88%, 8/04/26 (b)	552	617,136
6.38%, 1/23/45	860	864,300
Shell International Finance BV:
2.13%, 5/11/20	525	535,829
1.88%, 5/10/21	1,200	1,206,359
Statoil ASA:
1.95%, 11/08/18	850	861,551
2.75%, 11/10/21	1,680	1,756,558
Total Capital International SA, 2.10%, 6/19/19	980	1,001,922
TransCanada PipeLines Ltd., 4.88%, 1/15/26	960	1,096,316
Valero Energy Corp., 6.63%, 6/15/37	179	196,394
Williams Partners LP:
4.00%, 9/15/25	1,125	1,031,878
5.10%, 9/15/45	700	600,370

		25,462,394
Pharmaceuticals — 1.1%
AbbVie, Inc., 2.50%, 5/14/20	490	500,938
Actavis Funding SCS, 2.35%, 3/12/18	1,320	1,337,990
Baxalta, Inc., 2.88%, 6/23/20	775	787,616
Bayer US Finance LLC, 1.50%, 10/06/17 (b)	1,000	1,000,932
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	360	390,664
Johnson & Johnson:
2.05%, 3/01/23	365	373,645
3.70%, 3/01/46	725	816,344
Novartis Capital Corp.:
3.40%, 5/06/24	630	688,641
4.40%, 5/06/44	1,280	1,542,701
Pfizer, Inc.:
6.20%, 3/15/19	460	519,531
4.30%, 6/15/43	760	854,156
Zoetis, Inc., 3.45%, 11/13/20	355	366,493

		9,179,651
Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	1,190	1,200,430
American Tower Corp.:
4.50%, 1/15/18	630	657,266
3.40%, 2/15/19	538	560,236
2.80%, 6/01/20	1,190	1,217,759
5.05%, 9/01/20	400	444,772
3.45%, 9/15/21	740	770,238
4.70%, 3/15/22	1,500	1,655,289
Corrections Corp. of America:
4.13%, 4/01/20	760	781,850
4.63%, 5/01/23	735	740,513
HCP, Inc., 6.70%, 1/30/18	1,190	1,278,097
Simon Property Group LP, 4.13%, 12/01/21	1,000	1,108,627
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (b)	655	668,097

		11,083,174
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 2.63%, 10/01/20 480		499,090
Intel Corp., 2.45%, 7/29/20 780		811,140
KLA-Tencor Corp., 3.38%, 11/01/19 280		289,553
Lam Research Corp., 3.45%, 6/15/23 170		175,573
QUALCOMM, Inc., 1.40%, 5/18/18 935		943,312

		2,718,668

Corporate Bonds	Par (000)	Value
Software — 0.5%
Hewlett Packard Enterprise Co. (b):
4.90%, 10/15/25	$1,900	$1,985,162
6.35%, 10/15/45	200	199,127
Microsoft Corp., 4.45%, 11/03/45	700	789,355
Oracle Corp.:
5.75%, 4/15/18	180	194,859
3.85%, 7/15/36 (d)	1,400	1,403,634

		4,572,137
Specialty Retail — 0.7%
Home Depot, Inc.:
5.88%, 12/16/36	600	819,479
5.40%, 9/15/40	600	780,421
L Brands, Inc.:
6.90%, 7/15/17	647	686,144
8.50%, 6/15/19	1,190	1,380,400
Lowe’s Cos, Inc., 4.38%, 9/15/45	95	108,861
O’Reilly Automotive, Inc.:
4.63%, 9/15/21	1,580	1,744,457
3.55%, 3/15/26	305	319,787

		5,839,549
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.:
2.85%, 5/06/21	1,620	1,710,961
2.85%, 2/23/23	865	908,956
4.65%, 2/23/46	650	734,225

		3,354,142
Tobacco — 1.6%
Altria Group, Inc., 5.38%, 1/31/44	2,610	3,346,284
Philip Morris International, Inc.:
5.65%, 5/16/18	1,280	1,390,497
1.88%, 1/15/19	1,060	1,081,215
2.90%, 11/15/21	430	454,226
6.38%, 5/16/38	760	1,051,170
4.13%, 3/04/43	100	107,260
4.25%, 11/10/44	445	488,772
Reynolds American, Inc.:
3.50%, 8/04/16	210	210,434
2.30%, 6/12/18	2,020	2,052,405
3.25%, 6/12/20	127	134,249
4.00%, 6/12/22	305	331,470
4.85%, 9/15/23	280	319,686
4.45%, 6/12/25	400	447,975
6.15%, 9/15/43	240	313,486
5.85%, 8/15/45	1,265	1,616,330

		13,345,459
Wireless Telecommunication Services — 0.3%
American Tower Corp., 3.38%, 10/15/26	280	281,457
Crown Castle International Corp.:
4.88%, 4/15/22	830	911,506
4.45%, 2/15/26	500	542,817
3.70%, 6/15/26	445	459,103

		2,194,883
Total Corporate Bonds — 41.1%		351,128,426

Foreign Agency Obligations
Canada Government International Bond, 1.13%, 3/19/18	1,880	1,893,888
Colombia Government International Bond:
4.00%, 2/26/24	740	772,930
4.50%, 1/28/26	330	351,450

See Notes to Financial Statements.

24	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Foreign Agency Obligations	Par (000)	Value
Export-Import Bank of Korea, 2.38%, 8/12/19	$1,650	$1,690,569
Mexico Government International Bond:
3.50%, 1/21/21	865	912,575
6.75%, 9/27/34	720	973,800
4.75%, 3/08/44	420	452,550
4.60%, 1/23/46	613	646,715
Peruvian Government International Bond, 4.13%, 8/25/27	745	817,637
Tunisia Government AID Bonds, 2.45%, 7/24/21	327	343,756
Total Foreign Agency Obligations — 1.0%		8,855,870

Investment Companies (g)	Shares
iShares 0-5 Year TIPS Bond ETF	1	102
iShares 1-3 Year Treasury Bond ETF	1	85
iShares 10-20 Year Treasury Bond ETF	1	147
iShares 3-7 Year Treasury Bond ETF	1	127
iShares 7-10 Year Treasury Bond ETF	1	113
iShares Agency Bond ETF	1	116
iShares Core U.S. Treasury Bond ETF	1	26
iShares Short Treasury Bond ETF	1	110
iShares TIPS Bond ETF	1	117
Total Investment Companies — 0.0%		943

Municipal Bonds	Par (000)
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	$260	408,559
Chicago Transit Authority, RB, Pension Funding, Series B, 6.90%, 12/01/40	150	195,395
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	140	212,640
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, Series D, 6.57%, 7/01/45	110	165,922
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	150	196,447
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 6/15/42	310	445,799
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	150	218,526
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 4/01/48	190	271,010
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40	360	431,413
New Jersey State Turnpike Authority, RB, Build America Bonds, Series A, 7.10%, 1/01/41	220	334,543
Port Authority of New York & New Jersey, RB, 164th Series, 5.65%, 11/01/40	260	341,804
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	220	251,695
State of California, GO, Build America Bonds, Various Purposes:
7.55%, 4/01/39	350	553,805
7.63%, 3/01/40	350	552,132
7.60%, 11/01/40	90	145,584
State of Illinois, GO:
Build America Bonds, 7.35%, 7/01/35	210	235,076
Pension, 5.10%, 6/01/33	310	297,584

Municipal Bonds	Par (000)	Value
State of Mississippi, GO, Refunding, Build America Bonds, Series F, 5.25%, 11/01/34	$190	$240,369
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40	225	298,271
State of Oregon Department of Transportation, RB, Sub-Lien, Series A, 5.83%, 11/15/34	140	191,407
University of California, Refunding RB, General, Taxable, Series AJ, 4.60%, 5/15/31	310	363,785
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41	110	157,472
Total Municipal Bonds — 0.8%		6,509,238

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.3%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21	29	30,243
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 1/25/35 (a)(b)	245	251,739
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35	52	52,867
CSMC Trust, Series 2013-8R (a)(b):
Class 7A1, 0.61%, 4/27/37	153	150,500
Class 8A1, 0.69%, 5/27/37	587	580,056
Fannie Mae Connecticut Avenue Securities (a):
Series 2013-C01, Class M1, 2.45%, 10/25/23	2,475	2,486,498
Series 2014-C01, Class M1, 2.05%, 1/25/24	792	791,806
Series 2014-C02, Class 1M1, 1.40%, 5/25/24	1,911	1,898,339
Series 2014-C02, Class 2M1, 1.40%, 5/25/24	2,170	2,160,157
Series 2014-C03, Class 1M1, 1.65%, 7/25/24	2,512	2,518,236
Series 2014-C03, Class 2M1, 1.65%, 7/25/24	2,047	2,047,410
Series 2014-C04, Class 1M1, 2.40%, 11/25/24	352	353,869
Series 2014-C04, Class 2M1, 2.55%, 11/25/24	486	488,276
Series 2015-C01, Class 1M1, 1.95%, 2/25/25	1,197	1,198,102
Series 2015-C02, Class 2M1, 1.65%, 5/25/25	571	570,008
Series 2015-C03, Class 2M1, 1.95%, 7/25/25	441	443,320
Series 2015-C04, Class 2M1, 2.15%, 4/25/28	1,328	1,325,996
Series 2016-C02, Class 1M1, 2.60%, 9/25/28	1,965	1,988,202
Series 2016-C03, Class 2M1, 2.65%, 10/25/28	1,778	1,796,368
Freddie Mac Structured Agency Credit Risk Debt Notes (a):
Series 2013-DN1, Class M1, 3.85%, 7/25/23	2,538	2,591,659
Series 2013-DN2, Class M1, 1.90%, 11/25/23	2,565	2,576,031
Series 2014-DN3, Class M2, 2.85%, 8/25/24	1,537	1,549,062
Series 2014-HQ1, Class M2, 2.95%, 8/25/24	2,100	2,134,260
Series 2014-HQ2, Class M1, 1.90%, 9/25/24	375	376,971
Series 2014-HQ3, Class M2, 3.10%, 10/25/24	2,420	2,450,314
Series 2015-DN1, Class M2, 2.85%, 1/25/25	2,970	2,994,061
Series 2015-DN1, Class M3, 4.60%, 1/25/25	1,450	1,506,578
Series 2015-DNA3, Class M1, 1.80%, 4/25/28	2,797	2,802,469
Series 2015-HQA1, Class M2, 3.10%, 3/25/28	1,900	1,944,086
Series 2016-HQA1, Class M1, 2.20%, 9/25/28	1,956	1,962,169
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, 0.60%, 10/26/36 (a)(b)	732	711,211
RALI Trust:
Series 2004-QS5, Class A5, 4.75%, 4/25/34	57	57,842
Series 2004-QS9, Class A1, 5.00%, 6/25/19	36	36,047
RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.80%, 8/26/35 (a)(b)	282	282,047

		45,106,799
Commercial Mortgage-Backed Securities — 7.4%
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class A4, 5.36%, 10/10/45	1,060	1,063,329
Series 2007-3, Class A4, 5.72%, 6/10/49 (a)	1,145	1,163,931

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	25

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage Trust (continued):
Series 2007-3, Class AMF, 5.32%, 6/10/49	$660	$675,631
Series 2007-4, Class A4, 5.93%, 2/10/51 (a)	759	784,811
Series 2007-5, Class A4, 5.49%, 2/10/51	1,363	1,402,901
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)	170	172,920
Citigroup Commercial Mortgage Trust (a):
Series 2007-C6, Class A4, 5.90%, 12/10/49	3,260	3,355,614
Series 2008-C7, Class A4, 6.34%, 12/10/49	1,548	1,610,248
Series 2010-RR2, Class CA3A, 5.31%, 12/19/39 (b)	134	133,599
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	2,481	2,506,591
Commercial Mortgage Trust:
Series 2007-C9, Class A4, 6.01%, 12/10/49 (a)	886	912,937
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (a)	920	932,623
Series 2007-GG9, Class A1A, 5.43%, 3/10/39	2,281	2,308,408
Series 2007-GG9, Class AM, 5.48%, 3/10/39	590	599,874
Series 2008-LS1, Class A4B, 6.30%, 12/10/49 (a)	438	454,267
Series 2013-LC6, Class AM, 3.28%, 1/10/46	400	419,767
Series 2014-CR17, Class A5, 3.98%, 5/10/47	670	744,756
Credit Suisse Commercial Mortgage Trust:
Series 2006-C5, Class A3, 5.31%, 12/15/39	935	936,049
Series 2007-C1, Class A3, 5.38%, 2/15/40	1,902	1,920,062
Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	670	678,106
Series 2007-C2, Class AM, 5.62%, 1/15/49 (a)	300	305,483
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	2,670	2,694,117
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B, 4.15%, 5/10/50 (a)	300	299,120
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4, 5.99%, 8/10/45 (a)	2,399	2,457,665
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45	280	304,588
Series 2013-GC13, Class A5, 4.17%, 7/10/46 (a)	170	191,976
Series 2013-GC16, Class A3, 4.24%, 11/10/46	480	543,771
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 (a):
Class A4, 4.13%, 8/15/46	430	482,989
Class AS, 4.41%, 8/15/46	240	268,038
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class A4, 5.55%, 5/12/45	37	37,415
Series 2006-CB17, Class A4, 5.43%, 12/12/43	1,872	1,885,359
Series 2006-LDP8, Class A1A, 5.40%, 5/15/45	35	34,895
Series 2006-LDP8, Class AM, 5.44%, 5/15/45	1,811	1,811,866
Series 2007-CB20, Class A4, 5.79%, 2/12/51 (a)	2,563	2,660,494
Series 2011-C5, Class A3, 4.17%, 8/15/46	340	371,297
Series 2012-CBX, Class AS, 4.27%, 6/15/45	350	385,490
LB Commercial Mortgage Trust, Series 2007-C3, Class A4, 6.12%, 7/15/44 (a)	530	550,301
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.38%, 11/15/38	310	311,878
Series 2007-C1, Class A4, 5.42%, 2/15/40	1,181	1,195,464
Series 2007-C2, Class A3, 5.43%, 2/15/40	2,123	2,153,513
Series 2007-C2, Class AM, 5.49%, 2/15/40 (a)	540	547,734
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)	856	895,736
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AM, 5.78%, 8/12/43 (a)	453	452,895
ML-CFC Commercial Mortgage Trust (a):
Series 2006-3, Class AM, 5.46%, 7/12/46	600	600,502
Series 2007-7, Class A4, 5.81%, 6/12/50	1,417	1,458,339
Series 2007-8, Class A3, 6.07%, 8/12/49	3,095	3,193,047

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.22%, 7/15/46 (a)	$470	$527,585
Morgan Stanley Capital I Trust:
Series 2006-T23, Class AJ, 6.13%, 8/12/41 (a)	109	108,410
Series 2007-HQ11, Class A1A, 5.42%, 2/12/44 (a)	854	867,010
Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)	881	891,262
Series 2007-IQ13, Class AM, 5.41%, 3/15/44	812	827,171
Series 2007-IQ15, Class A4, 6.10%, 6/11/49 (a)	54	55,522
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,533	1,591,873
Series 2007-T25, Class A3, 5.51%, 11/12/49 (a)	685	689,514
Series 2007-T27, Class A4, 5.82%, 6/11/42 (a)	1,560	1,611,846
Series 2007-T27, Class AM, 5.82%, 6/11/42 (a)	630	649,753
Series 2012-C4, Class A4, 3.24%, 3/15/45	680	724,242
Series 2015-MS1, Class A4, 3.78%, 5/15/48	550	605,597
ORES NPL LLC, Series 2014-LV3, Class A, 3.00%, 3/27/24 (b)	82	82,479
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	505	527,933
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AM, 5.60%, 10/15/48 (a)	1,080	1,086,849
Series 2007-C34, Class A3, 5.68%, 5/15/46	1,123	1,156,567
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	549,694
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 8/15/45	640	685,542
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	482,198
Series 2013-C18, Class A5, 4.16%, 12/15/46 (a)	570	642,820
Series 2014-C23, Class A4, 3.65%, 10/15/57	330	360,021

		63,594,284
Total Non-Agency Mortgage-Backed Securities — 12.7%		108,701,083

Preferred Securities

Capital Trusts
Diversified Financial Services — 0.0%
Bank of New York Mellon Corp., Series D, 4.50% (a)(h)	394	378,366

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.9%
Fannie Mae:
0.00%, 10/09/19 (c)	13,860	13,314,013
1.63%, 1/21/20	900	921,257
6.32%, 12/20/27	290	414,031
Fannie Mae STRIPS, 0.00%, 3/23/28 - 5/15/29 (c)	1,855	1,344,184
Federal Farm Credit Banks, 2.00%, 4/04/22	897	929,985
Federal Home Loan Bank:
3.50%, 10/01/45 - 4/01/46	107	112,448
4.00%, 9/01/28 - 5/01/46	985	1,115,141
4.50%, 4/01/46	78	85,549
Financing Corp., 0.00%, 11/02/18 (c)	2,930	2,868,810
Ginnie Mae:
3.50%, 7/20/46	701	744,813
4.00%, 6/20/46	1,253	1,346,501
Resolution Funding Corp., 8.13%, 10/15/19	1,040	1,277,315

		24,474,047

See Notes to Financial Statements.

26	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac, Class A2:
Series K025, 2.68%, 10/25/22	$900	$951,680
Series K031, 3.30%, 4/25/23 (a)	281	308,101

		1,259,781
Mortgage-Backed Securities — 57.3%
Fannie Mae Mortgage-Backed Securities:
1.90%, 4/01/43 (a)	154	157,633
1.93%, 5/01/43 (a)	220	226,183
2.05%, 6/01/43 (a)	289	296,460
2.42%, 2/01/42 (a)	17	18,358
2.50%, 9/01/28 - 4/01/45 (i)	2,558	2,629,251
2.75%, 1/01/42 (a)	157	163,838
2.83%, 8/01/41 (a)	256	269,721
2.84%, 4/01/40 (a)	41	43,709
3.00%, 1/01/27 - 7/01/46 (i)	29,655	30,925,194
3.30%, 9/01/41 (a)	191	199,368
3.50%, 2/01/26 - 7/01/46	148,418	156,669,509
4.00%, 8/01/25 - 8/01/46 (i)	67,349	72,268,875
4.50%, 7/01/25 - 8/01/46 (i)	41,767	45,572,616
5.00%, 1/01/18 - 8/01/46 (i)	23,675	26,314,265
5.50%, 9/01/19 - 7/01/46 (i)	3,154	3,550,970
6.00%, 11/01/22 - 8/01/38	1,390	1,597,466
6.50%, 12/01/30 - 12/01/32	1,666	1,978,656
Freddie Mac Mortgage-Backed Securities:
1.79%, 6/01/43 (a)	77	78,162
2.46%, 5/01/43 (a)	211	218,200
2.50%, 7/01/31 - 4/01/43 (i)	5,387	5,565,227
2.52%, 8/01/43 (a)	86	88,961
2.55%, 1/01/42 (a)	10	10,853
2.81%, 2/01/40 (a)	229	241,399
2.88%, 4/01/38 (a)	299	317,332
2.93%, 8/01/41 (a)	168	176,503
3.00%, 3/01/27 - 7/01/46 (i)	14,418	15,079,441
3.34%, 7/01/41 (a)	146	154,079
3.50%, 12/01/25 - 7/01/46 (i)	20,500	21,697,939
4.00%, 3/01/26 - 7/01/46 (i)	14,562	15,597,918
4.50%, 8/01/20 - 7/01/46 (i)	7,483	8,203,657
5.00%, 10/01/20 - 7/01/46 (i)	3,232	3,564,825
5.50%, 5/01/34 - 7/01/46 (i)	1,423	1,596,992
6.00%, 9/01/36 - 1/01/38	558	639,167
6.50%, 5/01/21 - 7/01/32 (j)	597	720,108
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/01/43 - 7/01/46 (i)	11,679	12,218,383
3.50%, 1/01/41 - 7/01/46 (i)	25,728	27,360,324
4.00%, 9/01/40 - 7/01/46 (i)	15,443	16,573,921
4.50%, 3/01/39 - 7/01/46 (i)	9,605	10,436,973
5.00%, 10/01/39 - 7/01/46 (i)	3,636	4,056,840
5.50%, 6/01/34 - 7/01/40	1,556	1,738,604
6.00%, 9/01/38 - 10/01/38	469	536,623

		489,754,503
Total U.S. Government Sponsored Agency Securities — 60.3%		515,488,331

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bonds, 2.88%, 5/15/43	$31,110		$34,982,946
U.S. Treasury Notes, 2.13%, 6/30/22	—	(j)	317
Total U.S. Treasury Obligations — 4.1%			34,983,263
Total Long-Term Investments (Cost — $1,094,524,177) — 130.8%			1,117,922,049

Short-Term Securities	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (g)(k)(l)	16,999,394		16,999,394
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (g)(k)(l)	41,506		41,506
Total Short-Term Securities (Cost — $17,040,900) — 2.0%			17,040,900
Total Investments Before TBA Sale Commitments (Cost — $1,111,565,077) — 132.8%			1,134,962,949

TBA Sale Commitments	Par (000)
Fannie Mae Mortgage-Backed Securities (i):
2.50%, 7/01/46	$450		(455,344)
3.00%, 7/01/31 - 7/01/46	10,513		(10,956,798)
3.50%, 7/01/31 - 7/01/46	42,165		(44,499,028)
4.00%, 7/01/31 - 7/01/46	20,970		(22,475,399)
4.50%, 7/01/46	20,457		(22,329,668)
5.00%, 7/01/46	7,117		(7,905,430)
Freddie Mac Mortgage-Backed Securities (i):
2.50%, 7/01/31	725		(749,809)
3.00%, 7/01/46	16,305		(16,903,699)
3.50%, 7/01/46	3,690		(3,890,067)
4.00%, 7/01/46	1,430		(1,530,547)
4.50%, 7/01/46	78		(85,069)
Ginnie Mae Mortgage-Backed Securities (i):
2.50%, 7/01/46	350		(357,219)
3.00%, 7/01/46	600		(627,187)
3.50%, 7/01/46	1,567		(1,662,734)
4.00%, 7/01/46	1,256		(1,342,546)
4.50%, 7/01/46	500		(550,234)
5.50%, 7/01/46	675		(739,758)
Total TBA Sale Commitments (Proceeds — $136,541,347) — 16.0%			(137,060,536)
Total Investments, Net of TBA Sale Commitments (Cost — $975,023,730) — 116.8%			997,902,413
Liabilities in Excess of Other Assets — (16.8)%			(143,238,650)

Net Assets — 100.0%			$854,663,763

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	When-issued security.

(e)	Security, or a portion of security, is on loan.

(f)	Non-income producing security.

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	27

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(g)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Cash Funds: Institutional, SL Agency Shares	19,480,003	—	(2,480,609)[1]	16,999,394	$16,999,394	$82,998	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	50,944	—	(9,438)[1]	41,506	$41,506	$692	[2]	—
iShares 0-5 Year TIPS Bond ETF	1	—	—	1	$102	—		—
iShares 1-3 Year Treasury Bond ETF	1	—	—	1	$85	—		—
iShares 10-20 Year Treasury Bond ETF	1	—	—	1	$147	$1		—
iShares 20+ Year Treasury Bond ETF	52,602	—	(52,602)	—	—	25,745		$449,830
iShares 3-7 Year Treasury Bond ETF	1	—	—	1	$127	$1		—
iShares 7-10 Year Treasury Bond ETF	1	—	—	1	$113	$1		—
iShares Agency Bond ETF	1	—	—	1	$116	$1		—
iShares Core U.S. Treasury Bond ETF	1	—	—	1	$26	—		—
iShares Short Treasury Bond ETF	1	—	—	1	$110	—		—
iShares TIPS Bond ETF	1	—	—	1	$117	—		—
Total					$17,041,843	$109,439		$449,830

[1] Represents net shares sold.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Perpetual security with no stated maturity date.

(i)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$683,356	$3,993
Barclays Capital, Inc.	$22,000,202	$96,331
BNP Paribas Securities Corporation	$2,009,406	$(2,046)
Citigroup Global Markets Inc.	$5,306,891	$19,038
Credit Suisse Securities (USA) LLC	$(1,977,944)	$(23,558)
Deutsche Bank Securities, Inc.	$669,238	$1,562
Goldman Sachs & Co.	$32,722,486	$167,680
J.P.Morgan Securities LLC	$72,683,265	$485,895
Morgan Stanley & Co. LLC	$(5,563,712)	$(153,168)
Nomura Securities International Inc.	$(604,246)	$9,187
RBC Capital Markets, LLC	$4,900,883	$72,411
Wells Fargo Securities, LLC	$(840,159)	$10,301

(j)	Amount is less than $500.

(k)	All or a portion of security was purchased with the cash collateral from loaned securities.

(l)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
17	2-Year U.S. Treasury Note	September 2016	$	3,728,578	$17,303
391	5-Year U.S. Treasury Note	September 2016	$	47,766,149	405,291
(229)	10-Year Australian T-Bond	September 2016	$	23,261,277	(217,998)
317	10-Year Canadian Bond Future	September 2016	$	36,323,913	605,439
248	10-Year U.S. Treasury Note	September 2016	$	32,980,125	227,237
(353)	Euro-Bund Futures	September 2016	$	65,467,870	(839,851)
71	Long U.S. Treasury Bond	September 2016	$	12,236,406	284,200
392	UK Long Gilt Bond	September 2016	$	67,052,481	2,672,567
31	Ultra Long U.S. Treasury Bond	September 2016	$	5,777,625	(55,810)
Total					$3,098,378

See Notes to Financial Statements.

28	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,280,000	USD	672,368	Bank of America N.A.	7/05/16	$37,404
BRL	1,240,000	USD	369,377	Bank of America N.A.	7/05/16	16,639
BRL	1,570,000	USD	489,127	Bank of America N.A.	7/05/16	(381)
BRL	1,310,000	USD	408,125	Bank of America N.A.	7/05/16	(318)
BRL	2,290,000	USD	713,440	Citibank N.A.	7/05/16	(555)
BRL	1,390,000	USD	407,625	Deutsche Bank AG	7/05/16	25,087
BRL	740,000	USD	214,679	Deutsche Bank AG	7/05/16	15,685
BRL	295,000	USD	86,523	Deutsche Bank AG	7/05/16	5,312
BRL	470,000	USD	146,427	Goldman Sachs International	7/05/16	(114)
BRL	500,000	USD	143,382	HSBC Bank PLC	7/05/16	12,270
BRL	295,000	USD	86,729	HSBC Bank PLC	7/05/16	5,106
BRL	1,100,000	USD	342,700	JPMorgan Chase Bank N.A.	7/05/16	(267)
USD	710,325	BRL	2,280,000	Bank of America N.A.	7/05/16	553
USD	386,317	BRL	1,240,000	Bank of America N.A.	7/05/16	301
USD	433,881	BRL	1,570,000	Bank of America N.A.	7/05/16	(54,865)
USD	373,432	BRL	1,310,000	Bank of America N.A.	7/05/16	(34,375)
USD	628,611	BRL	2,290,000	Citibank N.A.	7/05/16	(84,273)
USD	433,049	BRL	1,390,000	Deutsche Bank AG	7/05/16	337
USD	91,906	BRL	295,000	Deutsche Bank AG	7/05/16	72
USD	230,544	BRL	740,000	Deutsche Bank AG	7/05/16	179
USD	132,518	BRL	470,000	Goldman Sachs International	7/05/16	(13,795)
USD	155,773	BRL	500,000	HSBC Bank PLC	7/05/16	121
USD	91,906	BRL	295,000	HSBC Bank PLC	7/05/16	72
USD	300,793	BRL	1,100,000	JPMorgan Chase Bank N.A.	7/05/16	(41,641)
GBP	1,400,000	USD	1,871,631	Bank of America N.A.	7/06/16	(102)
USD	2,040,564	GBP	1,400,000	State Street Bank and Trust Co.	7/06/16	169,036
BRL	760,000	USD	234,206	Bank of America N.A.	8/02/16	996
USD	366,539	BRL	1,240,000	Bank of America N.A.	8/02/16	(17,212)
USD	1,871,730	GBP	1,400,000	Bank of America N.A.	8/03/16	(180)
AUD	7,440,000	USD	5,517,370	Bank of America N.A.	9/07/16	9,611
AUD	880,000	USD	652,983	Bank of America N.A.	9/07/16	746
AUD	177,203	USD	131,772	Bank of America N.A.	9/07/16	(132)
AUD	1,052,481	USD	782,646	Bank of America N.A.	9/07/16	(785)
AUD	390,000	USD	289,390	Bank of America N.A.	9/07/16	331
AUD	440,000	USD	326,491	Bank of America N.A.	9/07/16	373
AUD	1,060,000	USD	786,548	Bank of America N.A.	9/07/16	899
AUD	616,292	USD	454,524	Barclays Bank PLC	9/07/16	3,303
AUD	87,872	USD	65,183	Barclays Bank PLC	9/07/16	95
AUD	292,905	USD	217,276	Barclays Bank PLC	9/07/16	316
AUD	30,375	USD	22,532	Barclays Bank PLC	9/07/16	33
AUD	300,000	USD	223,095	Citibank N.A.	9/07/16	(233)
AUD	303,708	USD	224,209	Citibank N.A.	9/07/16	1,409
AUD	121,501	USD	90,080	Citibank N.A.	9/07/16	180
AUD	351,486	USD	260,588	Citibank N.A.	9/07/16	521
AUD	1,171,621	USD	868,628	Citibank N.A.	9/07/16	1,738
AUD	718,863	USD	533,344	Credit Suisse International	9/07/16	681
AUD	1,100,759	USD	816,683	Credit Suisse International	9/07/16	1,042
AUD	898,579	USD	666,680	Credit Suisse International	9/07/16	851
AUD	185,332	USD	137,503	Credit Suisse International	9/07/16	175
AUD	95,000	USD	71,051	Credit Suisse International	9/07/16	(477)
AUD	100,000	USD	74,940	Credit Suisse International	9/07/16	(653)
AUD	150,000	USD	110,766	Credit Suisse International	9/07/16	665
AUD	1,930,000	USD	1,425,191	Credit Suisse International	9/07/16	8,555
AUD	194,899	USD	144,516	Credit Suisse International	9/07/16	269
AUD	67,373	USD	49,956	Credit Suisse International	9/07/16	93
AUD	649,664	USD	481,721	Credit Suisse International	9/07/16	897
AUD	280,998	USD	206,943	Goldman Sachs International	9/07/16	1,802
AUD	907,519	USD	675,884	HSBC Bank PLC	9/07/16	(1,712)
AUD	152,797	USD	113,797	HSBC Bank PLC	9/07/16	(288)
AUD	175,743	USD	130,380	HSBC Bank PLC	9/07/16	175
AUD	585,810	USD	434,601	HSBC Bank PLC	9/07/16	582
AUD	590,000	USD	437,633	HSBC Bank PLC	9/07/16	663
AUD	670,000	USD	496,973	HSBC Bank PLC	9/07/16	753
AUD	60,751	USD	45,070	HSBC Bank PLC	9/07/16	60

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	29

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	859,241	USD	637,066	Morgan Stanley & Co. International PLC	9/07/16	$1,241
AUD	561,137	USD	416,043	Morgan Stanley & Co. International PLC	9/07/16	811
AUD	144,668	USD	107,261	Morgan Stanley & Co. International PLC	9/07/16	209
AUD	701,421	USD	520,054	Morgan Stanley & Co. International PLC	9/07/16	1,013
AUD	119,002	USD	87,659	Morgan Stanley & Co. International PLC	9/07/16	745
AUD	1,700,000	USD	1,258,816	Morgan Stanley & Co. International PLC	9/07/16	4,069
AUD	300,000	USD	219,975	Westpac Banking Corp.	9/07/16	2,887
AUD	280,000	USD	205,310	Westpac Banking Corp.	9/07/16	2,694
AUD	1,900,000	USD	1,393,177	Westpac Banking Corp.	9/07/16	18,283
AUD	630,000	USD	464,566	Westpac Banking Corp.	9/07/16	3,445
AUD	95,000	USD	71,116	Westpac Banking Corp.	9/07/16	(543)
AUD	670,000	USD	504,353	Westpac Banking Corp.	9/07/16	(6,627)
CAD	30,000	USD	23,532	Bank of America N.A.	9/07/16	(429)
CAD	380,000	USD	298,074	Bank of America N.A.	9/07/16	(5,433)
CAD	77,807	USD	59,916	Bank of America N.A.	9/07/16	4
CAD	935,000	USD	734,078	Barclays Bank PLC	9/07/16	(14,027)
CAD	692,694	USD	541,927	Barclays Bank PLC	9/07/16	(8,478)
CAD	82,257	USD	64,354	Barclays Bank PLC	9/07/16	(1,007)
CAD	821,140	USD	630,729	Barclays Bank PLC	9/07/16	1,637
CAD	28,790	USD	22,436	Citibank N.A.	9/07/16	(264)
CAD	87,971	USD	68,553	Citibank N.A.	9/07/16	(807)
CAD	175,941	USD	137,107	Citibank N.A.	9/07/16	(1,613)
CAD	65,000	USD	50,166	Citibank N.A.	9/07/16	(109)
CAD	1,540,000	USD	1,194,697	Citibank N.A.	9/07/16	(8,731)
CAD	17,086	USD	13,307	Citibank N.A.	9/07/16	(149)
CAD	46,195	USD	35,977	Citibank N.A.	9/07/16	(402)
CAD	1,130,000	USD	883,424	Citibank N.A.	9/07/16	(13,202)
CAD	280,000	USD	218,902	Citibank N.A.	9/07/16	(3,271)
CAD	181,532	USD	142,048	Citibank N.A.	9/07/16	(2,248)
CAD	21,557	USD	16,868	Citibank N.A.	9/07/16	(267)
CAD	364,085	USD	285,463	Citibank N.A.	9/07/16	(5,078)
CAD	113,551	USD	89,030	Citibank N.A.	9/07/16	(1,584)
CAD	2,013,860	USD	1,547,795	Citibank N.A.	9/07/16	3,095
CAD	460,000	USD	353,119	Citibank N.A.	9/07/16	1,131
CAD	325,000	USD	249,486	Citibank N.A.	9/07/16	799
CAD	240,000	USD	184,236	Citibank N.A.	9/07/16	590
CAD	330,000	USD	253,324	Citibank N.A.	9/07/16	811
CAD	34,598	USD	26,624	Citibank N.A.	9/07/16	20
CAD	30,199	USD	23,591	Citibank N.A.	9/07/16	(334)
CAD	400,000	USD	308,757	Citibank N.A.	9/07/16	(714)
CAD	280,000	USD	216,130	Citibank N.A.	9/07/16	(500)
CAD	110,000	USD	84,309	Credit Suisse International	9/07/16	403
CAD	30,000	USD	22,993	Credit Suisse International	9/07/16	110
CAD	151,210	USD	117,723	Deutsche Bank AG	9/07/16	(1,275)
CAD	462,029	USD	359,710	Deutsche Bank AG	9/07/16	(3,897)
CAD	924,059	USD	719,419	Deutsche Bank AG	9/07/16	(7,794)
CAD	110,000	USD	84,528	Deutsche Bank AG	9/07/16	184
CAD	300,000	USD	234,737	Deutsche Bank AG	9/07/16	(3,705)
CAD	360,000	USD	281,684	Deutsche Bank AG	9/07/16	(4,446)
CAD	35,000	USD	26,895	Deutsche Bank AG	9/07/16	58
CAD	86,186	USD	67,251	Deutsche Bank AG	9/07/16	(879)
CAD	725,773	USD	566,325	Deutsche Bank AG	9/07/16	(7,402)
CAD	935,000	USD	733,707	Goldman Sachs International	9/07/16	(13,656)
CAD	460,000	USD	352,975	Goldman Sachs International	9/07/16	1,274
CAD	325,000	USD	249,385	Goldman Sachs International	9/07/16	900
CAD	330,000	USD	253,221	Goldman Sachs International	9/07/16	914
CAD	240,000	USD	184,161	Goldman Sachs International	9/07/16	665
CAD	187,595	USD	144,415	Goldman Sachs International	9/07/16	54
CAD	252,914	USD	196,961	HSBC Bank PLC	9/07/16	(2,189)
CAD	683,805	USD	532,523	HSBC Bank PLC	9/07/16	(5,919)
CAD	926,585	USD	725,608	JPMorgan Chase Bank N.A.	9/07/16	(12,037)
CAD	288,985	USD	226,303	JPMorgan Chase Bank N.A.	9/07/16	(3,754)
CAD	5,755,000	USD	4,423,599	Morgan Stanley & Co. International PLC	9/07/16	8,371
CAD	40,000	USD	30,746	Morgan Stanley & Co. International PLC	9/07/16	58

See Notes to Financial Statements.

30	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,500,000	USD	1,152,980	Morgan Stanley & Co. International PLC	9/07/16	$2,182
CAD	729,329	USD	570,944	Morgan Stanley & Co. International PLC	9/07/16	(9,282)
CAD	227,464	USD	178,067	Morgan Stanley & Co. International PLC	9/07/16	(2,895)
CAD	119,801	USD	93,585	Morgan Stanley & Co. International PLC	9/07/16	(1,325)
CAD	2,120,000	USD	1,656,249	Royal Bank of Canada	9/07/16	(23,620)
CAD	2,010,000	USD	1,570,311	Royal Bank of Canada	9/07/16	(22,395)
CAD	6,080,000	USD	4,749,996	Royal Bank of Canada	9/07/16	(67,741)
CHF	172,504	USD	177,440	Bank of America N.A.	9/07/16	274
CHF	140,000	USD	146,695	Barclays Bank PLC	9/07/16	(2,467)
CHF	395,394	USD	405,499	Barclays Bank PLC	9/07/16	1,837
CHF	200,000	USD	207,693	Credit Suisse International	9/07/16	(1,653)
CHF	210,000	USD	219,727	Credit Suisse International	9/07/16	(3,385)
CHF	305,000	USD	319,161	Credit Suisse International	9/07/16	(4,949)
CHF	335,000	USD	350,657	Credit Suisse International	9/07/16	(5,539)
CHF	290,000	USD	304,891	Credit Suisse International	9/07/16	(6,132)
CHF	270,000	USD	283,701	Credit Suisse International	9/07/16	(5,546)
CHF	640,000	USD	660,311	Credit Suisse International	9/07/16	(981)
CHF	640,000	USD	659,536	Credit Suisse International	9/07/16	(206)
CHF	107,496	USD	110,301	Credit Suisse International	9/07/16	441
CHF	180,000	USD	187,468	Goldman Sachs International	9/07/16	(2,031)
CHF	15,817	USD	16,219	HSBC Bank PLC	9/07/16	76
CHF	1,410,000	USD	1,464,609	JPMorgan Chase Bank N.A.	9/07/16	(12,024)
CHF	8,789	USD	9,011	Morgan Stanley & Co. International PLC	9/07/16	43
CLP	282,000,000	USD	406,048	Bank of America N.A.	9/07/16	17,644
CLP	55,000,000	USD	79,194	Bank of America N.A.	9/07/16	3,441
CLP	186,000,000	USD	272,089	Bank of America N.A.	9/07/16	7,367
CLP	209,000,000	USD	307,082	Bank of America N.A.	9/07/16	6,930
CLP	103,000,000	USD	151,337	Bank of America N.A.	9/07/16	3,415
CLP	71,000,000	USD	102,779	BNP Paribas S.A.	9/07/16	3,895
CLP	207,000,000	USD	299,653	BNP Paribas S.A.	9/07/16	11,355
CLP	27,000,000	USD	39,782	BNP Paribas S.A.	9/07/16	784
CLP	338,000,000	USD	498,011	BNP Paribas S.A.	9/07/16	9,818
CLP	134,000,000	USD	197,436	BNP Paribas S.A.	9/07/16	3,892
CLP	251,000,000	USD	365,783	Citibank N.A.	9/07/16	11,333
CLP	338,000,000	USD	500,889	Citibank N.A.	9/07/16	6,939
CLP	27,000,000	USD	40,012	Citibank N.A.	9/07/16	554
CLP	134,000,000	USD	198,577	Citibank N.A.	9/07/16	2,751
CLP	120,000,000	USD	180,478	Credit Suisse International	9/07/16	(184)
CLP	100,000,000	USD	148,280	Credit Suisse International	9/07/16	1,965
CLP	120,000,000	USD	173,599	Deutsche Bank AG	9/07/16	6,696
CLP	84,000,000	USD	122,708	Deutsche Bank AG	9/07/16	3,498
CLP	197,000,000	USD	287,780	Deutsche Bank AG	9/07/16	8,203
CLP	84,000,000	USD	122,708	Deutsche Bank AG	9/07/16	3,498
CLP	84,000,000	USD	122,708	Deutsche Bank AG	9/07/16	3,498
CLP	389,000,000	USD	574,849	HSBC Bank PLC	9/07/16	9,605
CLP	136,000,000	USD	196,163	HSBC Bank PLC	9/07/16	8,170
CLP	56,000,000	USD	81,124	HSBC Bank PLC	9/07/16	3,013
CLP	156,000,000	USD	228,237	HSBC Bank PLC	9/07/16	6,145
CLP	417,000,000	USD	610,095	HSBC Bank PLC	9/07/16	16,427
CLP	138,000,000	USD	203,750	HSBC Bank PLC	9/07/16	3,588
CLP	87,000,000	USD	128,451	HSBC Bank PLC	9/07/16	2,262
CLP	152,000,000	USD	224,420	HSBC Bank PLC	9/07/16	3,952
CLP	225,000,000	USD	338,261	HSBC Bank PLC	9/07/16	(210)
CLP	76,000,000	USD	114,257	HSBC Bank PLC	9/07/16	(71)
COP	1,180,000,000	USD	399,763	Bank of America N.A.	9/07/16	361
COP	3,745,000,000	USD	1,268,739	Bank of America N.A.	9/07/16	1,147
COP	1,180,000,000	USD	393,530	Deutsche Bank AG	9/07/16	6,594
COP	3,745,000,000	USD	1,248,958	Deutsche Bank AG	9/07/16	20,928
COP	1,260,000,000	USD	419,580	Goldman Sachs International	9/07/16	7,671
COP	450,000,000	USD	149,523	HSBC Bank PLC	9/07/16	3,067
COP	310,000,000	USD	103,004	HSBC Bank PLC	9/07/16	2,113
COP	370,000,000	USD	121,619	HSBC Bank PLC	9/07/16	3,843
COP	450,000,000	USD	150,316	HSBC Bank PLC	9/07/16	2,274
COP	230,000,000	USD	75,112	HSBC Bank PLC	9/07/16	2,878

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	31

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	320,000,000	USD	104,504	HSBC Bank PLC	9/07/16	$4,004
COP	650,000,000	USD	222,452	HSBC Bank PLC	9/07/16	(2,045)
COP	230,000,000	USD	78,714	HSBC Bank PLC	9/07/16	(724)
EUR	684,767	HUF	214,000,000	Bank of America N.A.	9/07/16	9,438
EUR	124,418	HUF	39,000,000	Bank of America N.A.	9/07/16	1,301
EUR	101,886	HUF	32,338,507	Bank of America N.A.	9/07/16	(347)
EUR	650,337	HUF	204,670,000	Barclays Bank PLC	9/07/16	3,931
EUR	214,454	HUF	67,645,308	Barclays Bank PLC	9/07/16	756
EUR	272,855	HUF	86,000,000	Barclays Bank PLC	9/07/16	1,196
EUR	101,149	HUF	31,904,875	Barclays Bank PLC	9/07/16	359
EUR	320,076	HUF	102,203,527	Barclays Bank PLC	9/07/16	(3,241)
EUR	217,306	HUF	69,073,049	Barclays Bank PLC	9/07/16	(1,093)
EUR	770,423	HUF	244,763,350	Barclays Bank PLC	9/07/16	(3,438)
EUR	166,690	HUF	53,105,000	Barclays Bank PLC	9/07/16	(1,264)
EUR	384,156	HUF	120,905,566	BNP Paribas S.A.	9/07/16	2,301
EUR	524,243	HUF	165,220,983	Citibank N.A.	9/07/16	2,344
EUR	1,217,604	HUF	384,887,928	Citibank N.A.	9/07/16	1,410
EUR	303,439	HUF	95,725,279	Citibank N.A.	9/07/16	1,029
EUR	426,759	HUF	136,184,578	Citibank N.A.	9/07/16	(4,026)
EUR	1,202,302	HUF	381,765,000	Citibank N.A.	9/07/16	(4,639)
EUR	89,920	HUF	28,551,382	Citibank N.A.	9/07/16	(345)
EUR	383,249	HUF	120,689,537	Credit Suisse International	9/07/16	2,050
EUR	514,526	HUF	162,288,831	Credit Suisse International	9/07/16	1,843
EUR	124,285	HUF	39,000,000	Credit Suisse International	9/07/16	1,153
EUR	569,042	HUF	179,745,921	Credit Suisse International	9/07/16	1,116
EUR	306,127	HUF	97,510,177	Credit Suisse International	9/07/16	(2,258)
EUR	130,374	HUF	41,398,601	Credit Suisse International	9/07/16	(507)
EUR	358,742	HUF	112,884,458	Credit Suisse International	9/07/16	2,228
EUR	254,740	HUF	80,779,776	Credit Suisse International	9/07/16	(605)
EUR	504,075	HUF	158,767,813	Deutsche Bank AG	9/07/16	2,596
EUR	606,886	HUF	191,452,181	Deutsche Bank AG	9/07/16	2,061
EUR	533,474	HUF	169,996,718	Deutsche Bank AG	9/07/16	(4,182)
EUR	105,483	HUF	33,209,976	Deutsche Bank AG	9/07/16	591
EUR	101,889	HUF	32,330,336	Deutsche Bank AG	9/07/16	(315)
EUR	403,260	HUF	127,006,360	HSBC Bank PLC	9/07/16	2,104
EUR	405,890	HUF	128,366,151	HSBC Bank PLC	9/07/16	248
EUR	404,590	HUF	127,628,835	HSBC Bank PLC	9/07/16	1,395
EUR	19,880	PLN	87,721	Bank of America N.A.	9/07/16	25
EUR	2,553,503	PLN	11,150,000	Barclays Bank PLC	9/07/16	32,805
EUR	139,154	PLN	612,281	Barclays Bank PLC	9/07/16	613
EUR	244,562	PLN	1,085,000	Barclays Bank PLC	9/07/16	(1,171)
EUR	335,930	PLN	1,500,000	Barclays Bank PLC	9/07/16	(4,038)
EUR	258,301	PLN	1,150,000	Barclays Bank PLC	9/07/16	(2,256)
EUR	87,132	PLN	390,000	Barclays Bank PLC	9/07/16	(1,283)
EUR	195,020	PLN	859,396	BNP Paribas S.A.	9/07/16	532
EUR	383,672	PLN	1,690,801	Citibank N.A.	9/07/16	1,028
EUR	303,294	PLN	1,355,664	Citibank N.A.	9/07/16	(3,997)
EUR	99,504	PLN	438,750	Credit Suisse International	9/07/16	205
EUR	613,597	PLN	2,739,419	Credit Suisse International	9/07/16	(7,270)
EUR	315,292	PLN	1,390,604	Credit Suisse International	9/07/16	555
EUR	307,217	PLN	1,350,000	Credit Suisse International	9/07/16	1,799
EUR	46,984	PLN	210,000	Credit Suisse International	9/07/16	(616)
EUR	149,761	PLN	665,000	Deutsche Bank AG	9/07/16	(864)
EUR	112,956	PLN	500,000	Deutsche Bank AG	9/07/16	(256)
EUR	49,965	PLN	220,448	HSBC Bank PLC	9/07/16	69
EUR	202,207	PLN	904,917	HSBC Bank PLC	9/07/16	(2,940)
EUR	1,593,328	USD	1,817,763	Bank of America N.A.	9/07/16	(43,696)
EUR	447,388	USD	510,406	Bank of America N.A.	9/07/16	(12,269)
EUR	860,000	USD	974,853	Bank of America N.A.	9/07/16	(17,299)
EUR	105,000	USD	119,765	Barclays Bank PLC	9/07/16	(2,855)
EUR	835,000	USD	952,419	Barclays Bank PLC	9/07/16	(22,700)
EUR	344,102	USD	392,204	Barclays Bank PLC	9/07/16	(9,069)
EUR	340,000	USD	383,609	Barclays Bank PLC	9/07/16	(5,041)
EUR	1,290,000	USD	1,432,525	Barclays Bank PLC	9/07/16	3,806

See Notes to Financial Statements.

32	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	122,612	USD	139,912	Citibank N.A.	9/07/16	$(3,391)
EUR	436,672	USD	498,282	Citibank N.A.	9/07/16	(12,076)
EUR	340,000	USD	382,537	Citibank N.A.	9/07/16	(3,970)
EUR	420,000	USD	474,046	Credit Suisse International	9/07/16	(6,403)
EUR	420,000	USD	473,210	Credit Suisse International	9/07/16	(5,567)
EUR	390,000	USD	439,181	Credit Suisse International	9/07/16	(4,941)
EUR	160,000	USD	180,829	Credit Suisse International	9/07/16	(2,679)
EUR	635,000	USD	701,554	Credit Suisse International	9/07/16	5,477
EUR	365,000	USD	403,256	Credit Suisse International	9/07/16	3,148
EUR	20,830	USD	23,218	Goldman Sachs International	9/07/16	(26)
EUR	75,307	USD	83,942	Goldman Sachs International	9/07/16	(92)
EUR	230,000	USD	262,229	HSBC Bank PLC	9/07/16	(6,139)
EUR	30,000	USD	34,204	HSBC Bank PLC	9/07/16	(801)
EUR	30,000	USD	34,167	HSBC Bank PLC	9/07/16	(763)
EUR	255,000	USD	290,415	HSBC Bank PLC	9/07/16	(6,490)
EUR	50,000	USD	57,022	HSBC Bank PLC	9/07/16	(1,350)
EUR	380,000	USD	433,367	HSBC Bank PLC	9/07/16	(10,262)
EUR	25,000	USD	28,441	HSBC Bank PLC	9/07/16	(605)
EUR	200,000	USD	227,529	HSBC Bank PLC	9/07/16	(4,842)
EUR	80,000	USD	91,145	HSBC Bank PLC	9/07/16	(2,070)
EUR	630,000	USD	717,765	HSBC Bank PLC	9/07/16	(16,301)
EUR	365,000	USD	403,195	HSBC Bank PLC	9/07/16	3,209
EUR	635,000	USD	701,448	HSBC Bank PLC	9/07/16	5,583
EUR	1,510,000	USD	1,676,328	HSBC Bank PLC	9/07/16	4,959
EUR	394,693	USD	439,936	Morgan Stanley & Co. International PLC	9/07/16	(472)
EUR	109,170	USD	121,685	Morgan Stanley & Co. International PLC	9/07/16	(130)
HUF	12,960,212	EUR	41,607	Bank of America N.A.	9/07/16	(723)
HUF	194,275,000	EUR	622,263	Barclays Bank PLC	9/07/16	(9,251)
HUF	12,211,100	EUR	39,188	Barclays Bank PLC	9/07/16	(666)
HUF	12,673,530	EUR	40,500	Barclays Bank PLC	9/07/16	(500)
HUF	368,920,000	EUR	1,159,561	Barclays Bank PLC	9/07/16	7,030
HUF	32,080,000	EUR	100,944	Barclays Bank PLC	9/07/16	486
HUF	61,350,000	EUR	196,416	BNP Paribas S.A.	9/07/16	(2,823)
HUF	61,500,000	EUR	197,533	BNP Paribas S.A.	9/07/16	(3,539)
HUF	52,000,000	EUR	164,870	BNP Paribas S.A.	9/07/16	(599)
HUF	61,026,402	EUR	195,947	Citibank N.A.	9/07/16	(3,439)
HUF	40,896,618	EUR	130,871	Citibank N.A.	9/07/16	(1,812)
HUF	107,749,399	EUR	344,241	Citibank N.A.	9/07/16	(4,151)
HUF	61,500,000	EUR	197,388	Credit Suisse International	9/07/16	(3,377)
HUF	27,103,382	EUR	86,729	Credit Suisse International	9/07/16	(1,198)
HUF	237,561,292	EUR	758,674	Credit Suisse International	9/07/16	(8,823)
HUF	52,000,000	EUR	164,792	Deutsche Bank AG	9/07/16	(511)
HUF	67,177,287	EUR	215,542	HSBC Bank PLC	9/07/16	(3,614)
HUF	19,015,779	EUR	60,748	HSBC Bank PLC	9/07/16	(728)
HUF	1,133,000,000	EUR	3,637,006	Morgan Stanley & Co. International PLC	9/07/16	(62,861)
HUF	358,198	USD	1,314	Bank of America N.A.	9/07/16	(54)
HUF	424,000,000	USD	1,551,242	Barclays Bank PLC	9/07/16	(59,305)
HUF	53,000,000	USD	193,631	Barclays Bank PLC	9/07/16	(7,139)
HUF	91,000,000	USD	326,542	Barclays Bank PLC	9/07/16	(6,338)
HUF	37,395,000	USD	133,483	Barclays Bank PLC	9/07/16	(1,901)
HUF	50,880,000	USD	181,618	Barclays Bank PLC	9/07/16	(2,586)
HUF	110,000,000	USD	394,721	Barclays Bank PLC	9/07/16	(7,662)
HUF	52,000,000	USD	190,344	BNP Paribas S.A.	9/07/16	(7,370)
HUF	53,000,000	USD	191,834	BNP Paribas S.A.	9/07/16	(5,342)
HUF	55,000,000	USD	199,502	BNP Paribas S.A.	9/07/16	(5,972)
HUF	86,000,000	USD	299,497	BNP Paribas S.A.	9/07/16	3,113
HUF	50,000,000	USD	174,126	BNP Paribas S.A.	9/07/16	1,810
HUF	51,000,000	USD	178,372	Citibank N.A.	9/07/16	1,083
HUF	147,000,000	USD	514,130	Citibank N.A.	9/07/16	3,122
HUF	163,000,000	USD	570,090	Citibank N.A.	9/07/16	3,462
HUF	4,241,965	USD	15,562	Credit Suisse International	9/07/16	(635)
HUF	22,166,194	USD	80,434	Credit Suisse International	9/07/16	(2,438)
HUF	22,957,843	USD	83,307	Credit Suisse International	9/07/16	(2,525)
HUF	15,955,574	USD	57,026	Credit Suisse International	9/07/16	(882)

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	33

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	11,725,757	USD	41,908	Credit Suisse International	9/07/16	$(648)
HUF	79,073,240	USD	285,287	Credit Suisse International	9/07/16	(7,051)
HUF	36,241,902	USD	130,757	Credit Suisse International	9/07/16	(3,232)
HUF	33,000,000	USD	118,968	Credit Suisse International	9/07/16	(2,850)
HUF	56,000,000	USD	200,338	Deutsche Bank AG	9/07/16	(3,290)
HUF	1,944,468	USD	7,035	HSBC Bank PLC	9/07/16	(193)
HUF	2,013,913	USD	7,287	HSBC Bank PLC	9/07/16	(200)
HUF	22,399,837	USD	82,068	JPMorgan Chase Bank N.A.	9/07/16	(3,249)
HUF	4,028,243	USD	14,621	JPMorgan Chase Bank N.A.	9/07/16	(446)
HUF	3,889,338	USD	14,116	JPMorgan Chase Bank N.A.	9/07/16	(431)
HUF	40,926,760	USD	147,865	JPMorgan Chase Bank N.A.	9/07/16	(3,856)
HUF	18,758,098	USD	67,772	JPMorgan Chase Bank N.A.	9/07/16	(1,767)
HUF	11,879,243	USD	42,482	JPMorgan Chase Bank N.A.	9/07/16	(683)
HUF	16,164,426	USD	57,807	JPMorgan Chase Bank N.A.	9/07/16	(929)
HUF	32,000,000	USD	112,405	JPMorgan Chase Bank N.A.	9/07/16	194
IDR	477,813,694	USD	35,564	Barclays Bank PLC	9/07/16	200
IDR	1,254,980,547	USD	93,410	Barclays Bank PLC	9/07/16	526
IDR	3,070,000,000	USD	227,380	Barclays Bank PLC	9/07/16	2,411
IDR	1,853,046,705	USD	138,429	Citibank N.A.	9/07/16	272
IDR	705,517,782	USD	52,705	Citibank N.A.	9/07/16	104
IDR	3,150,000,000	USD	235,778	Citibank N.A.	9/07/16	1
IDR	2,905,000,000	USD	217,440	Citibank N.A.	9/07/16	1
IDR	6,160,000,000	USD	454,948	Deutsche Bank AG	9/07/16	6,131
IDR	2,630,081,368	USD	197,305	Deutsche Bank AG	9/07/16	(443)
IDR	1,017,875,646	USD	76,360	Deutsche Bank AG	9/07/16	(171)
IDR	476,668,524	USD	35,564	HSBC Bank PLC	9/07/16	115
IDR	1,251,972,748	USD	93,410	HSBC Bank PLC	9/07/16	301
IDR	2,200,000,000	USD	163,484	HSBC Bank PLC	9/07/16	1,187
IDR	1,007,284,595	USD	74,647	HSBC Bank PLC	9/07/16	749
IDR	912,428,199	USD	67,617	HSBC Bank PLC	9/07/16	678
IDR	1,430,000,000	USD	105,652	HSBC Bank PLC	9/07/16	1,384
IDR	1,590,000,000	USD	118,568	HSBC Bank PLC	9/07/16	444
IDR	1,960,000,000	USD	146,160	HSBC Bank PLC	9/07/16	547
IDR	2,960,000,000	USD	220,743	HSBC Bank PLC	9/07/16	814
IDR	1,310,000,000	USD	97,694	HSBC Bank PLC	9/07/16	360
IDR	2,940,000,000	USD	217,472	HSBC Bank PLC	9/07/16	2,589
IDR	1,219,918,632	USD	91,332	HSBC Bank PLC	9/07/16	(20)
IDR	472,124,354	USD	35,347	HSBC Bank PLC	9/07/16	(8)
IDR	2,090,000,000	USD	157,285	HSBC Bank PLC	9/07/16	(847)
IDR	1,222,715,405	USD	90,741	Morgan Stanley & Co. International PLC	9/07/16	780
IDR	1,107,571,801	USD	82,196	Morgan Stanley & Co. International PLC	9/07/16	706
IDR	1,030,000,000	USD	77,410	Morgan Stanley & Co. International PLC	9/07/16	(314)
IDR	2,550,000,000	USD	191,647	Morgan Stanley & Co. International PLC	9/07/16	(778)
IDR	3,150,000,000	USD	235,075	Nomura International PLC	9/07/16	704
IDR	2,905,000,000	USD	216,791	Nomura International PLC	9/07/16	650
IDR	5,330,000,000	USD	394,085	UBS AG	9/07/16	4,868
IDR	2,980,000,000	USD	220,333	UBS AG	9/07/16	2,722
IDR	1,590,000,000	USD	118,879	UBS AG	9/07/16	134
IDR	6,750,000,000	USD	504,673	UBS AG	9/07/16	568
IDR	4,570,000,000	USD	345,036	UBS AG	9/07/16	(2,969)
ILS	44,781	USD	11,605	Bank of America N.A.	9/07/16	39
ILS	31,002	USD	8,034	Bank of America N.A.	9/07/16	27
ILS	17,922	USD	4,634	Bank of America N.A.	9/07/16	25
ILS	512,556	USD	132,543	Bank of America N.A.	9/07/16	728
ILS	273,648	USD	70,963	Bank of America N.A.	9/07/16	189
ILS	93,070	USD	24,119	Barclays Bank PLC	9/07/16	81
ILS	64,433	USD	16,698	Barclays Bank PLC	9/07/16	56
ILS	232,869	USD	60,298	Citibank N.A.	9/07/16	251
ILS	161,217	USD	41,745	Citibank N.A.	9/07/16	173
ILS	1,150,000	USD	297,342	Citibank N.A.	9/07/16	1,672
ILS	1,050,000	USD	271,486	Citibank N.A.	9/07/16	1,526
ILS	300,000	USD	77,638	Citibank N.A.	9/07/16	366
ILS	1,550,000	USD	401,128	Citibank N.A.	9/07/16	1,890
ILS	109,296	USD	28,389	Citibank N.A.	9/07/16	30

See Notes to Financial Statements.

34	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	81,972	USD	21,292	Citibank N.A.	9/07/16	$22
ILS	150,283	USD	39,035	Citibank N.A.	9/07/16	41
ILS	1,150,000	USD	298,077	Credit Suisse International	9/07/16	937
ILS	2,000,000	USD	517,466	Credit Suisse International	9/07/16	2,557
ILS	108,429	USD	28,174	Credit Suisse International	9/07/16	19
ILS	144,572	USD	37,565	Credit Suisse International	9/07/16	25
ILS	198,787	USD	51,652	Credit Suisse International	9/07/16	34
ILS	950,499	USD	246,003	Credit Suisse International	9/07/16	1,138
ILS	232,078	USD	59,943	Credit Suisse International	9/07/16	400
ILS	750,000	USD	196,137	Credit Suisse International	9/07/16	(1,128)
ILS	6,637,444	USD	1,714,373	Credit Suisse International	9/07/16	11,441
ILS	550,000	USD	143,681	Deutsche Bank AG	9/07/16	(674)
ILS	700,000	USD	181,473	Deutsche Bank AG	9/07/16	535
ILS	46,534	USD	12,059	Goldman Sachs International	9/07/16	40
ILS	32,216	USD	8,349	Goldman Sachs International	9/07/16	28
ILS	109,362	USD	28,406	Goldman Sachs International	9/07/16	29
ILS	1,500,000	USD	386,445	Goldman Sachs International	9/07/16	3,573
ILS	450,000	USD	115,933	Goldman Sachs International	9/07/16	1,072
ILS	82,022	USD	21,305	Goldman Sachs International	9/07/16	22
ILS	150,373	USD	39,059	Goldman Sachs International	9/07/16	40
ILS	400,000	USD	104,319	HSBC Bank PLC	9/07/16	(314)
ILS	799,501	USD	206,869	HSBC Bank PLC	9/07/16	1,011
ILS	163,781	USD	42,589	HSBC Bank PLC	9/07/16	(4)
ILS	218,375	USD	56,785	HSBC Bank PLC	9/07/16	(5)
ILS	300,265	USD	78,079	HSBC Bank PLC	9/07/16	(7)
ILS	138,177	USD	35,856	HSBC Bank PLC	9/07/16	72
ILS	161,132	USD	41,744	JPMorgan Chase Bank N.A.	9/07/16	152
ILS	232,746	USD	60,297	JPMorgan Chase Bank N.A.	9/07/16	220
ILS	138,175	USD	35,856	JPMorgan Chase Bank N.A.	9/07/16	72
ILS	4,050,000	USD	1,062,637	Morgan Stanley & Co. International PLC	9/07/16	(9,589)
ILS	300,293	USD	78,075	Morgan Stanley & Co. International PLC	9/07/16	4
ILS	163,796	USD	42,586	Morgan Stanley & Co. International PLC	9/07/16	2
ILS	218,395	USD	56,782	Morgan Stanley & Co. International PLC	9/07/16	3
INR	7,260,000	USD	106,522	Barclays Bank PLC	9/07/16	(143)
INR	4,720,000	USD	69,254	Barclays Bank PLC	9/07/16	(93)
INR	9,466,565	USD	137,760	Barclays Bank PLC	9/07/16	952
INR	85,569,520	USD	1,245,227	Barclays Bank PLC	9/07/16	8,604
INR	10,824,812	USD	157,525	Barclays Bank PLC	9/07/16	1,088
INR	13,100,000	USD	190,202	Barclays Bank PLC	9/07/16	1,749
INR	39,000,000	USD	566,251	Barclays Bank PLC	9/07/16	5,207
INR	653,222	USD	9,577	BNP Paribas S.A.	9/07/16	(5)
INR	1,274,579	USD	18,686	BNP Paribas S.A.	9/07/16	(10)
INR	701,019	USD	10,277	BNP Paribas S.A.	9/07/16	(5)
INR	188,700,000	USD	2,789,769	Citibank N.A.	9/07/16	(24,791)
INR	101,600,000	USD	1,502,070	Citibank N.A.	9/07/16	(13,348)
INR	4,598,512	USD	67,988	Citibank N.A.	9/07/16	(607)
INR	26,637,307	USD	393,826	Citibank N.A.	9/07/16	(3,515)
INR	4,649,620	USD	68,450	Citibank N.A.	9/07/16	(320)
INR	20,657,092	USD	304,107	Citibank N.A.	9/07/16	(1,423)
INR	10,190,540	USD	148,852	Citibank N.A.	9/07/16	468
INR	11,500,000	USD	167,321	Citibank N.A.	9/07/16	1,185
INR	13,150,000	USD	191,328	Citibank N.A.	9/07/16	1,356
INR	103,950,000	USD	1,512,440	Citibank N.A.	9/07/16	10,716
INR	680,514	USD	9,897	Citibank N.A.	9/07/16	74
INR	6,151,257	USD	89,461	Citibank N.A.	9/07/16	672
INR	778,153	USD	11,317	Citibank N.A.	9/07/16	85
INR	33,301,212	USD	492,282	HSBC Bank PLC	9/07/16	(4,327)
INR	5,748,930	USD	84,985	HSBC Bank PLC	9/07/16	(747)
INR	10,800,000	USD	160,132	HSBC Bank PLC	9/07/16	(1,882)
INR	9,600,000	USD	142,340	HSBC Bank PLC	9/07/16	(1,673)
INR	14,600,000	USD	216,553	HSBC Bank PLC	9/07/16	(2,622)
INR	21,600,000	USD	317,755	HSBC Bank PLC	9/07/16	(1,255)
INR	7,400,000	USD	108,982	HSBC Bank PLC	9/07/16	(552)

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	35

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	36,000,000	USD	526,905	HSBC Bank PLC	9/07/16	$595
INR	29,900,000	USD	437,624	HSBC Bank PLC	9/07/16	494
INR	8,450,380	USD	124,328	HSBC Bank PLC	9/07/16	(507)
INR	37,542,908	USD	552,359	HSBC Bank PLC	9/07/16	(2,251)
INR	44,300,000	USD	657,075	HSBC Bank PLC	9/07/16	(7,957)
INR	22,309,460	USD	325,795	HSBC Bank PLC	9/07/16	1,101
INR	13,400,000	USD	195,675	HSBC Bank PLC	9/07/16	672
INR	38,725,421	USD	567,489	HSBC Bank PLC	9/07/16	(54)
INR	19,846,778	USD	290,838	HSBC Bank PLC	9/07/16	(28)
INR	21,298,981	USD	312,119	HSBC Bank PLC	9/07/16	(30)
INR	3,152,557	USD	46,629	Morgan Stanley & Co. International PLC	9/07/16	(435)
INR	18,261,481	USD	270,100	Morgan Stanley & Co. International PLC	9/07/16	(2,519)
INR	7,480,000	USD	109,694	Morgan Stanley & Co. International PLC	9/07/16	(91)
INR	4,860,000	USD	71,271	Morgan Stanley & Co. International PLC	9/07/16	(59)
INR	1,547,035	USD	22,504	Morgan Stanley & Co. International PLC	9/07/16	165
INR	1,352,920	USD	19,680	Morgan Stanley & Co. International PLC	9/07/16	144
INR	12,229,223	USD	177,890	Morgan Stanley & Co. International PLC	9/07/16	1,302
INR	7,260,000	USD	106,538	Nomura International PLC	9/07/16	(158)
INR	4,720,000	USD	69,264	Nomura International PLC	9/07/16	(103)
INR	7,900,000	USD	115,989	UBS AG	9/07/16	(232)
INR	13,800,000	USD	202,613	UBS AG	9/07/16	(405)
INR	17,800,000	USD	260,691	UBS AG	9/07/16	128
INR	11,400,000	USD	166,960	UBS AG	9/07/16	82
INR	20,450,000	USD	299,502	UBS AG	9/07/16	147
INR	17,800,000	USD	260,749	Westpac Banking Corp.	9/07/16	71
INR	20,450,000	USD	299,568	Westpac Banking Corp.	9/07/16	81
INR	11,400,000	USD	166,996	Westpac Banking Corp.	9/07/16	45
JPY	58,000,000	USD	557,853	Bank of America N.A.	9/07/16	8,626
JPY	32,000,000	USD	303,187	Barclays Bank PLC	9/07/16	9,353
JPY	46,000,000	USD	433,410	Citibank N.A.	9/07/16	15,867
JPY	78,000,000	USD	730,626	Citibank N.A.	9/07/16	31,191
JPY	23,000,000	USD	224,325	Citibank N.A.	9/07/16	313
JPY	68,000,000	USD	633,571	Credit Suisse International	9/07/16	30,578
JPY	38,000,000	USD	364,736	Credit Suisse International	9/07/16	6,406
JPY	16,000,000	USD	152,989	Credit Suisse International	9/07/16	3,281
JPY	30,000,000	USD	295,977	Credit Suisse International	9/07/16	(2,970)
JPY	31,000,000	USD	304,130	Credit Suisse International	9/07/16	(1,357)
JPY	30,000,000	USD	296,187	Credit Suisse International	9/07/16	(3,180)
JPY	23,000,000	USD	220,837	HSBC Bank PLC	9/07/16	3,801
KRW	154,668,250	USD	133,707	Bank of America N.A.	9/07/16	477
KRW	501,970,380	USD	433,941	Bank of America N.A.	9/07/16	1,549
KRW	52,575,451	USD	45,450	Bank of America N.A.	9/07/16	162
KRW	17,942,936	USD	15,476	Barclays Bank PLC	9/07/16	90
KRW	13,104,662	USD	11,363	Barclays Bank PLC	9/07/16	7
KRW	125,118,320	USD	108,485	Barclays Bank PLC	9/07/16	62
KRW	38,551,740	USD	33,427	Barclays Bank PLC	9/07/16	19
KRW	171,312,319	USD	147,763	Barclays Bank PLC	9/07/16	861
KRW	133,924,681	USD	114,426	Barclays Bank PLC	9/07/16	1,761
KRW	285,000,000	USD	244,174	Barclays Bank PLC	9/07/16	3,081
KRW	357,500,000	USD	306,289	Barclays Bank PLC	9/07/16	3,864
KRW	13,259,867	USD	11,308	Barclays Bank PLC	9/07/16	196
KRW	13,138,181	USD	11,225	Barclays Bank PLC	9/07/16	173
KRW	135,165,098	USD	115,270	Barclays Bank PLC	9/07/16	1,994
KRW	305,000,000	USD	265,610	Barclays Bank PLC	9/07/16	(1,004)
KRW	388,223,668	USD	331,338	Citibank N.A.	9/07/16	5,470
KRW	38,085,233	USD	32,505	Citibank N.A.	9/07/16	537
KRW	116,250,000	USD	98,928	Deutsche Bank AG	9/07/16	1,926
KRW	298,750,000	USD	254,234	Deutsche Bank AG	9/07/16	4,950
KRW	227,800,000	USD	193,297	Deutsche Bank AG	9/07/16	4,334
KRW	200,000,000	USD	170,496	Deutsche Bank AG	9/07/16	3,016
KRW	2,820,000,000	USD	2,403,990	Deutsche Bank AG	9/07/16	42,532
KRW	260,898,060	USD	225,124	HSBC Bank PLC	9/07/16	1,221
KRW	830,752,364	USD	719,869	HSBC Bank PLC	9/07/16	860
KRW	255,973,299	USD	221,808	HSBC Bank PLC	9/07/16	265

See Notes to Financial Statements.

36	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	3,035,000,000	USD	2,623,503	HSBC Bank PLC	9/07/16	$9,544
KRW	1,420,000,000	USD	1,227,471	HSBC Bank PLC	9/07/16	4,465
KRW	87,011,470	USD	75,398	HSBC Bank PLC	9/07/16	90
KRW	26,276,586	USD	22,451	HSBC Bank PLC	9/07/16	346
KRW	267,851,651	USD	228,853	HSBC Bank PLC	9/07/16	3,525
KRW	116,250,000	USD	98,978	HSBC Bank PLC	9/07/16	1,876
KRW	298,750,000	USD	254,364	HSBC Bank PLC	9/07/16	4,820
KRW	112,200,000	USD	95,351	HSBC Bank PLC	9/07/16	1,989
KRW	64,240,133	USD	54,825	HSBC Bank PLC	9/07/16	907
KRW	654,834,902	USD	558,862	HSBC Bank PLC	9/07/16	9,248
KRW	180,000,000	USD	156,087	HSBC Bank PLC	9/07/16	74
KRW	305,000,000	USD	264,642	HSBC Bank PLC	9/07/16	(36)
KRW	1,175,000,000	USD	1,015,909	HSBC Bank PLC	9/07/16	3,475
KRW	254,101,940	USD	219,541	Morgan Stanley & Co. International PLC	9/07/16	908
KRW	375,846,617	USD	325,456	Morgan Stanley & Co. International PLC	9/07/16	614
KRW	39,365,481	USD	34,088	Morgan Stanley & Co. International PLC	9/07/16	64
KRW	115,806,711	USD	100,280	Morgan Stanley & Co. International PLC	9/07/16	189
KRW	137,500,000	USD	118,996	Morgan Stanley & Co. International PLC	9/07/16	294
KRW	225,000,000	USD	191,099	Morgan Stanley & Co. International PLC	9/07/16	4,102
KRW	1,510,000,000	USD	1,282,487	Morgan Stanley & Co. International PLC	9/07/16	27,530
KRW	116,250,000	USD	99,189	Morgan Stanley & Co. International PLC	9/07/16	1,665
KRW	298,750,000	USD	254,906	Morgan Stanley & Co. International PLC	9/07/16	4,278
KRW	272,500,000	USD	230,463	Morgan Stanley & Co. International PLC	9/07/16	5,947
KRW	136,250,000	USD	115,100	Standard Chartered Bank	9/07/16	3,105
KRW	285,000,000	USD	243,986	UBS AG	9/07/16	3,269
KRW	357,500,000	USD	306,053	UBS AG	9/07/16	4,100
KRW	116,250,000	USD	99,088	UBS AG	9/07/16	1,766
KRW	298,750,000	USD	254,645	UBS AG	9/07/16	4,538
KRW	137,500,000	USD	119,099	UBS AG	9/07/16	190
KRW	136,250,000	USD	114,955	UBS AG	9/07/16	3,251
MXN	6,400,000	USD	349,870	Bank of America N.A.	9/07/16	(5,120)
MXN	7,500,000	USD	401,654	BNP Paribas S.A.	9/07/16	2,351
MXN	1,500,000	USD	80,331	BNP Paribas S.A.	9/07/16	470
MXN	5,200,000	USD	277,333	Citibank N.A.	9/07/16	2,776
MXN	55,600,000	USD	2,970,292	Citibank N.A.	9/07/16	24,726
MXN	29,600,000	USD	1,581,306	Citibank N.A.	9/07/16	13,163
MXN	24,200,000	USD	1,292,825	Citibank N.A.	9/07/16	10,762
MXN	23,900,000	USD	1,276,798	Citibank N.A.	9/07/16	10,628
MXN	15,700,000	USD	845,783	Citibank N.A.	9/07/16	(68)
MXN	3,800,000	USD	202,811	Citibank N.A.	9/07/16	1,884
MXN	5,043,168	USD	269,340	Citibank N.A.	9/07/16	2,322
MXN	4,356,832	USD	231,743	Citibank N.A.	9/07/16	2,947
MXN	6,800,000	USD	354,418	Citibank N.A.	9/07/16	11,879
MXN	1,300,000	USD	70,705	Citibank N.A.	9/07/16	(677)
MXN	55,600,000	USD	2,987,481	Deutsche Bank AG	9/07/16	7,537
MXN	24,200,000	USD	1,300,306	Deutsche Bank AG	9/07/16	3,280
MXN	23,900,000	USD	1,284,187	Deutsche Bank AG	9/07/16	3,240
MXN	29,600,000	USD	1,590,457	Deutsche Bank AG	9/07/16	4,012
MXN	2,300,000	USD	122,477	Deutsche Bank AG	9/07/16	1,418
MXN	1,888,139	USD	100,218	Goldman Sachs International	9/07/16	1,490
MXN	3,600,000	USD	188,541	Morgan Stanley & Co. International PLC	9/07/16	5,381
MXN	13,300,000	USD	696,554	Morgan Stanley & Co. International PLC	9/07/16	19,880
MXN	3,611,861	USD	192,156	Morgan Stanley & Co. International PLC	9/07/16	2,405
MXN	7,000,000	USD	367,995	UBS AG	9/07/16	9,076
MYR	333,281	USD	82,503	Bank of America N.A.	9/07/16	(182)
MYR	92,247	USD	22,836	Bank of America N.A.	9/07/16	(50)
MYR	288,658	USD	71,023	Bank of America N.A.	9/07/16	276
MYR	96,219	USD	23,674	Bank of America N.A.	9/07/16	92
MYR	243,177	USD	59,834	Barclays Bank PLC	9/07/16	230
MYR	665,187	USD	165,006	Barclays Bank PLC	9/07/16	(704)
MYR	184,114	USD	45,671	Barclays Bank PLC	9/07/16	(195)
MYR	120,000	USD	29,283	Barclays Bank PLC	9/07/16	357
MYR	570,000	USD	139,092	Barclays Bank PLC	9/07/16	1,698
MYR	60,000	USD	14,641	Barclays Bank PLC	9/07/16	179

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	37

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	664,578	USD	165,006	Citibank N.A.	9/07/16	$(855)
MYR	183,946	USD	45,671	Citibank N.A.	9/07/16	(237)
MYR	570,000	USD	138,804	Deutsche Bank AG	9/07/16	1,986
MYR	60,000	USD	14,611	Deutsche Bank AG	9/07/16	209
MYR	120,000	USD	29,222	Deutsche Bank AG	9/07/16	418
MYR	900,000	USD	218,659	Deutsche Bank AG	9/07/16	3,641
MYR	275,000	USD	66,667	Deutsche Bank AG	9/07/16	1,258
MYR	1,000,000	USD	242,424	Deutsche Bank AG	9/07/16	4,576
MYR	375,000	USD	90,909	Deutsche Bank AG	9/07/16	1,716
MYR	450,000	USD	109,091	Deutsche Bank AG	9/07/16	2,059
MYR	1,550,000	USD	384,778	Deutsche Bank AG	9/07/16	(1,928)
MYR	450,000	USD	111,710	Deutsche Bank AG	9/07/16	(560)
MYR	161,983	USD	39,890	Goldman Sachs International	9/07/16	120
MYR	611,730	USD	150,336	Goldman Sachs International	9/07/16	762
MYR	169,318	USD	41,611	Goldman Sachs International	9/07/16	211
MYR	6,800,000	USD	1,672,405	HSBC Bank PLC	9/07/16	7,195
MYR	2,662,234	USD	660,021	HSBC Bank PLC	9/07/16	(2,449)
MYR	736,868	USD	182,684	HSBC Bank PLC	9/07/16	(678)
MYR	192,367	USD	47,348	HSBC Bank PLC	9/07/16	166
MYR	577,102	USD	142,045	HSBC Bank PLC	9/07/16	499
MYR	180,000	USD	43,828	HSBC Bank PLC	9/07/16	632
MYR	90,000	USD	21,914	HSBC Bank PLC	9/07/16	316
MYR	855,000	USD	208,181	HSBC Bank PLC	9/07/16	3,004
MYR	1,300,000	USD	321,782	HSBC Bank PLC	9/07/16	(682)
MYR	135,000	USD	33,186	HSBC Bank PLC	9/07/16	159
MYR	2,175,000	USD	534,661	HSBC Bank PLC	9/07/16	2,564
MYR	1,399	USD	344	JPMorgan Chase Bank N.A.	9/07/16	2
MYR	243,441	USD	59,834	Morgan Stanley & Co. International PLC	9/07/16	296
MYR	183,506	USD	45,402	Morgan Stanley & Co. International PLC	9/07/16	(76)
MYR	662,989	USD	164,035	Morgan Stanley & Co. International PLC	9/07/16	(276)
MYR	634,240	USD	155,965	Morgan Stanley & Co. International PLC	9/07/16	692
MYR	211,413	USD	51,988	Morgan Stanley & Co. International PLC	9/07/16	231
MYR	855,000	USD	208,283	Morgan Stanley & Co. International PLC	9/07/16	2,902
MYR	180,000	USD	43,849	Morgan Stanley & Co. International PLC	9/07/16	611
MYR	90,000	USD	21,924	Morgan Stanley & Co. International PLC	9/07/16	306
MYR	1,150,000	USD	279,601	Morgan Stanley & Co. International PLC	9/07/16	4,449
MYR	1,300,000	USD	316,071	Morgan Stanley & Co. International PLC	9/07/16	5,029
MYR	850,000	USD	206,662	Morgan Stanley & Co. International PLC	9/07/16	3,288
MYR	140,000	USD	34,457	Morgan Stanley & Co. International PLC	9/07/16	123
MYR	2,175,000	USD	535,319	Morgan Stanley & Co. International PLC	9/07/16	1,906
MYR	900,000	USD	223,881	Morgan Stanley & Co. International PLC	9/07/16	(1,581)
MYR	2,350,000	USD	578,604	UBS AG	9/07/16	1,846
MYR	400,000	USD	97,371	UBS AG	9/07/16	1,429
MYR	275,000	USD	67,485	UBS AG	9/07/16	440
MYR	4,350,000	USD	1,067,485	UBS AG	9/07/16	6,965
MYR	450,000	USD	109,436	UBS AG	9/07/16	1,714
MYR	375,000	USD	91,197	UBS AG	9/07/16	1,428
MYR	1,000,000	USD	243,191	UBS AG	9/07/16	3,809
MYR	275,000	USD	66,877	UBS AG	9/07/16	1,048
NOK	1,121,232	USD	137,478	Bank of America N.A.	9/07/16	(3,507)
NOK	1,400,000	USD	165,249	Citibank N.A.	9/07/16	2,031
NOK	4,713,871	USD	577,017	Credit Suisse International	9/07/16	(13,776)
NOK	1,869,387	USD	224,126	Credit Suisse International	9/07/16	(761)
NOK	10,800,000	USD	1,293,930	Credit Suisse International	9/07/16	(3,484)
NOK	1,800,000	USD	215,655	Credit Suisse International	9/07/16	(581)
NOK	3,942,384	USD	477,055	Credit Suisse International	9/07/16	(5,996)
NOK	2,000,000	USD	241,854	Credit Suisse International	9/07/16	(2,882)
NOK	4,698,361	USD	552,657	Credit Suisse International	9/07/16	8,730
NOK	4,800,000	USD	569,972	Credit Suisse International	9/07/16	3,559
NOK	4,400,000	USD	524,780	Credit Suisse International	9/07/16	957
NOK	5,800,000	USD	691,755	Credit Suisse International	9/07/16	1,262
NOK	11,000,000	USD	1,306,186	Credit Suisse International	9/07/16	8,157
NOK	2,500,000	USD	298,170	Credit Suisse International	9/07/16	544

See Notes to Financial Statements.

38	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	1,600,000	USD	193,155	Deutsche Bank AG	9/07/16	$(1,977)
NOK	7,500,000	USD	905,412	Deutsche Bank AG	9/07/16	(9,269)
NOK	630,613	USD	75,533	JPMorgan Chase Bank N.A.	9/07/16	(184)
NOK	3,464,896	USD	425,016	JPMorgan Chase Bank N.A.	9/07/16	(11,010)
NOK	957,616	USD	115,703	JPMorgan Chase Bank N.A.	9/07/16	(1,282)
NOK	4,501,639	USD	525,531	JPMorgan Chase Bank N.A.	9/07/16	12,350
NOK	4,000,000	USD	489,902	UBS AG	9/07/16	(11,959)
NOK	31,400,000	USD	3,858,669	UBS AG	9/07/16	(106,818)
NOK	14,400,000	USD	1,769,581	UBS AG	9/07/16	(48,986)
NOK	42,600,000	USD	5,235,010	UBS AG	9/07/16	(144,918)
NOK	800,000	USD	97,074	UBS AG	9/07/16	(1,485)
NZD	135,356	USD	96,413	BNP Paribas S.A.	9/07/16	(324)
NZD	630,000	USD	446,996	Citibank N.A.	9/07/16	238
NZD	146,161	USD	102,509	Credit Suisse International	9/07/16	1,251
NZD	230,000	USD	164,199	Credit Suisse International	9/07/16	(923)
NZD	240,000	USD	171,696	Credit Suisse International	9/07/16	(1,321)
NZD	484,644	USD	345,209	Credit Suisse International	9/07/16	(1,163)
NZD	730,641	USD	513,392	Goldman Sachs International	9/07/16	5,286
NZD	355,953	USD	250,114	Goldman Sachs International	9/07/16	2,575
NZD	390,441	USD	276,479	Goldman Sachs International	9/07/16	693
NZD	3,540,000	USD	2,453,227	HSBC Bank PLC	9/07/16	59,802
NZD	439,359	USD	308,750	HSBC Bank PLC	9/07/16	3,149
NZD	214,047	USD	150,417	HSBC Bank PLC	9/07/16	1,534
NZD	130,000	USD	93,031	HSBC Bank PLC	9/07/16	(745)
NZD	270,000	USD	191,407	JPMorgan Chase Bank N.A.	9/07/16	265
NZD	730,000	USD	517,596	JPMorgan Chase Bank N.A.	9/07/16	628
NZD	140,000	USD	100,405	JPMorgan Chase Bank N.A.	9/07/16	(1,020)
NZD	189,559	USD	134,333	JPMorgan Chase Bank N.A.	9/07/16	234
NZD	420,000	USD	290,756	Morgan Stanley & Co. International PLC	9/07/16	7,400
NZD	160,000	USD	110,764	Morgan Stanley & Co. International PLC	9/07/16	2,819
NZD	470,000	USD	331,740	Morgan Stanley & Co. International PLC	9/07/16	1,911
NZD	863,839	USD	606,138	UBS AG	9/07/16	7,097
NZD	640,000	USD	451,456	UBS AG	9/07/16	2,877
NZD	360,000	USD	255,751	Westpac Banking Corp.	9/07/16	(189)
NZD	230,000	USD	164,352	Westpac Banking Corp.	9/07/16	(1,076)
PHP	5,756,371	USD	124,975	Barclays Bank PLC	9/07/16	(2,979)
PHP	4,309,763	USD	93,568	Barclays Bank PLC	9/07/16	(2,231)
PHP	2,635,730	USD	57,278	Citibank N.A.	9/07/16	(1,419)
PHP	3,520,434	USD	76,504	Citibank N.A.	9/07/16	(1,895)
PHP	80,300,000	USD	1,736,780	Deutsche Bank AG	9/07/16	(34,962)
PHP	13,400,000	USD	289,824	Deutsche Bank AG	9/07/16	(5,834)
PHP	10,900,000	USD	231,079	Goldman Sachs International	9/07/16	(73)
PHP	7,614,612	USD	164,516	HSBC Bank PLC	9/07/16	(3,138)
PHP	13,900,000	USD	300,022	HSBC Bank PLC	9/07/16	(5,435)
PHP	10,100,000	USD	216,831	HSBC Bank PLC	9/07/16	(2,779)
PHP	12,154,093	USD	262,593	HSBC Bank PLC	9/07/16	(5,008)
PHP	10,400,000	USD	223,993	HSBC Bank PLC	9/07/16	(3,583)
PHP	9,400,000	USD	202,455	HSBC Bank PLC	9/07/16	(3,239)
PHP	4,100,000	USD	88,210	HSBC Bank PLC	9/07/16	(1,318)
PHP	4,500,000	USD	96,382	HSBC Bank PLC	9/07/16	(1,013)
PHP	2,154,507	USD	46,784	Morgan Stanley & Co. International PLC	9/07/16	(1,123)
PHP	2,877,685	USD	62,488	Morgan Stanley & Co. International PLC	9/07/16	(1,500)
PHP	4,545,510	USD	98,409	Morgan Stanley & Co. International PLC	9/07/16	(2,075)
PHP	17,000,000	USD	365,985	Morgan Stanley & Co. International PLC	9/07/16	(5,700)
PHP	4,445,907	USD	96,043	Morgan Stanley & Co. International PLC	9/07/16	(1,819)
PHP	2,785,388	USD	60,171	Morgan Stanley & Co. International PLC	9/07/16	(1,140)
PHP	29,000,000	USD	621,917	Standard Chartered Bank	9/07/16	(7,313)
PHP	8,600,000	USD	186,026	UBS AG	9/07/16	(3,764)
PHP	15,100,000	USD	326,981	UBS AG	9/07/16	(6,963)
PLN	511,311	EUR	116,906	Bank of America N.A.	9/07/16	(1,291)
PLN	385,000	EUR	87,922	Barclays Bank PLC	9/07/16	(857)
PLN	1,642,594	EUR	375,646	Barclays Bank PLC	9/07/16	(4,242)
PLN	170,891	EUR	39,156	Barclays Bank PLC	9/07/16	(524)
PLN	570,000	EUR	130,517	Barclays Bank PLC	9/07/16	(1,653)

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	39

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	85,082	EUR	19,610	Barclays Bank PLC	9/07/16	$(390)
PLN	3,400,000	EUR	782,231	Barclays Bank PLC	9/07/16	(13,995)
PLN	2,500,000	EUR	563,243	Barclays Bank PLC	9/07/16	2,990
PLN	1,788,965	EUR	409,170	Citibank N.A.	9/07/16	(4,676)
PLN	426,598	EUR	97,887	Citibank N.A.	9/07/16	(1,467)
PLN	463,883	EUR	106,836	Citibank N.A.	9/07/16	(2,034)
PLN	682,629	EUR	156,483	Credit Suisse International	9/07/16	(2,177)
PLN	595,835	EUR	137,196	Credit Suisse International	9/07/16	(2,579)
PLN	1,789,613	EUR	408,994	Credit Suisse International	9/07/16	(4,317)
PLN	50,000	EUR	11,239	Credit Suisse International	9/07/16	89
PLN	1,320,000	EUR	302,191	Deutsche Bank AG	9/07/16	(3,764)
PLN	852,517	EUR	194,844	HSBC Bank PLC	9/07/16	(2,069)
PLN	1,430,000	EUR	326,536	HSBC Bank PLC	9/07/16	(3,145)
PLN	85,082	EUR	19,610	HSBC Bank PLC	9/07/16	(389)
PLN	350,000	USD	91,169	Barclays Bank PLC	9/07/16	(2,952)
PLN	550,000	USD	142,616	Barclays Bank PLC	9/07/16	(3,989)
PLN	1,005,000	USD	254,914	Barclays Bank PLC	9/07/16	(1,604)
PLN	70,349	USD	17,847	Barclays Bank PLC	9/07/16	(116)
PLN	971,109	USD	245,090	Barclays Bank PLC	9/07/16	(322)
PLN	850,000	USD	214,794	Barclays Bank PLC	9/07/16	(551)
PLN	350,000	USD	88,444	Barclays Bank PLC	9/07/16	(227)
PLN	55,409	USD	13,969	Barclays Bank PLC	9/07/16	(3)
PLN	1,950,000	USD	486,359	Barclays Bank PLC	9/07/16	5,138
PLN	225,000	USD	56,317	Barclays Bank PLC	9/07/16	394
PLN	265,000	USD	68,642	BNP Paribas S.A.	9/07/16	(1,849)
PLN	1,350,000	USD	334,838	BNP Paribas S.A.	9/07/16	5,429
PLN	166,463	USD	42,109	Credit Suisse International	9/07/16	(152)
PLN	505,000	USD	129,945	Credit Suisse International	9/07/16	(2,659)
PLN	175,000	USD	43,784	Credit Suisse International	9/07/16	325
PLN	299,612	USD	75,161	Credit Suisse International	9/07/16	356
PLN	185,000	USD	48,128	Credit Suisse International	9/07/16	(1,499)
PLN	703,542	USD	178,467	Deutsche Bank AG	9/07/16	(1,139)
PLN	1,750,000	USD	443,551	Deutsche Bank AG	9/07/16	(2,464)
PLN	695,000	USD	178,553	Deutsche Bank AG	9/07/16	(3,379)
PLN	10,200,000	USD	2,660,372	JPMorgan Chase Bank N.A.	9/07/16	(89,465)
PLN	2,250,000	USD	586,847	JPMorgan Chase Bank N.A.	9/07/16	(19,735)
PLN	10,850,000	USD	2,829,906	JPMorgan Chase Bank N.A.	9/07/16	(95,166)
PLN	178,128	USD	44,914	JPMorgan Chase Bank N.A.	9/07/16	(17)
PLN	83,657	USD	20,987	JPMorgan Chase Bank N.A.	9/07/16	99
PLN	16,731	USD	4,197	UBS AG	9/07/16	20
RON	1,200,000	USD	298,144	BNP Paribas S.A.	9/07/16	(3,063)
RON	1,550,000	USD	384,558	BNP Paribas S.A.	9/07/16	(3,412)
RON	400,000	USD	99,927	BNP Paribas S.A.	9/07/16	(1,567)
RON	600,000	USD	149,730	BNP Paribas S.A.	9/07/16	(2,190)
RON	1,200,000	USD	302,016	BNP Paribas S.A.	9/07/16	(6,935)
RON	1,200,000	USD	298,589	BNP Paribas S.A.	9/07/16	(3,508)
RON	3,200,000	USD	782,913	BNP Paribas S.A.	9/07/16	3,970
RUB	4,950,000	USD	74,069	Barclays Bank PLC	9/07/16	2,151
RUB	9,700,000	USD	149,110	Barclays Bank PLC	9/07/16	249
RUB	3,982,952	USD	60,464	Barclays Bank PLC	9/07/16	865
RUB	5,167,073	USD	78,440	Barclays Bank PLC	9/07/16	1,122
RUB	7,062,514	USD	105,568	Barclays Bank PLC	9/07/16	3,179
RUB	30,700,000	USD	455,080	Barclays Bank PLC	9/07/16	17,634
RUB	8,000,000	USD	121,052	Barclays Bank PLC	9/07/16	2,131
RUB	6,081,247	USD	92,270	Barclays Bank PLC	9/07/16	1,368
RUB	11,000,000	USD	163,569	Citibank N.A.	9/07/16	5,807
RUB	9,200,000	USD	136,803	Citibank N.A.	9/07/16	4,857
RUB	9,700,000	USD	146,216	Citibank N.A.	9/07/16	3,142
RUB	9,232,927	USD	140,378	Goldman Sachs International	9/07/16	1,789
RUB	7,117,048	USD	108,208	Goldman Sachs International	9/07/16	1,379
RUB	1,418,753	USD	21,527	Goldman Sachs International	9/07/16	319
RUB	50,100,000	USD	751,293	HSBC Bank PLC	9/07/16	20,138
RUB	241,900,000	USD	3,627,502	HSBC Bank PLC	9/07/16	97,232
RUB	12,600,000	USD	188,425	JPMorgan Chase Bank N.A.	9/07/16	5,587

See Notes to Financial Statements.

40	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	7,500,000	USD	113,602	JPMorgan Chase Bank N.A.	9/07/16	$1,882
RUB	8,237,486	USD	123,288	Morgan Stanley & Co. International PLC	9/07/16	3,552
RUB	4,950,000	USD	74,246	UBS AG	9/07/16	1,973
SEK	1,410,000	USD	174,167	Citibank N.A.	9/07/16	(7,295)
SEK	425,000	USD	52,497	Citibank N.A.	9/07/16	(2,199)
SEK	5,550,000	USD	669,402	Citibank N.A.	9/07/16	(12,563)
SEK	5,550,000	USD	671,527	Citibank N.A.	9/07/16	(14,688)
SEK	3,100,000	USD	374,046	Citibank N.A.	9/07/16	(7,163)
SEK	2,600,000	USD	307,598	Citibank N.A.	9/07/16	111
SEK	900,000	USD	106,476	Citibank N.A.	9/07/16	38
SEK	1,590,000	USD	196,664	Credit Suisse International	9/07/16	(8,488)
SEK	475,000	USD	58,752	Credit Suisse International	9/07/16	(2,536)
SEK	9,900,000	USD	1,192,610	Credit Suisse International	9/07/16	(20,951)
SEK	100,000	USD	12,207	Credit Suisse International	9/07/16	(372)
SEK	2,900,000	USD	353,990	Credit Suisse International	9/07/16	(10,777)
SEK	2,800,000	USD	339,465	Credit Suisse International	9/07/16	(8,086)
SEK	2,600,000	USD	317,202	Credit Suisse International	9/07/16	(9,494)
SEK	1,500,000	USD	183,001	Credit Suisse International	9/07/16	(5,477)
SEK	1,200,000	USD	146,401	Credit Suisse International	9/07/16	(4,382)
SEK	2,700,000	USD	333,744	Deutsche Bank AG	9/07/16	(14,201)
SEK	1,700,000	USD	200,199	Deutsche Bank AG	9/07/16	995
SEK	15,100,000	USD	1,778,237	Deutsche Bank AG	9/07/16	8,839
SEK	9,600,000	USD	1,130,535	Deutsche Bank AG	9/07/16	5,619
SEK	5,100,000	USD	601,189	Deutsche Bank AG	9/07/16	2,393
SGD	84,164	USD	62,442	Bank of America N.A.	9/07/16	64
SGD	468,913	USD	347,892	Bank of America N.A.	9/07/16	358
SGD	236,563	USD	174,371	Bank of America N.A.	9/07/16	1,319
SGD	680,000	USD	501,004	Bank of America N.A.	9/07/16	4,015
SGD	1,294,539	USD	961,000	Bank of America N.A.	9/07/16	421
SGD	42,151	USD	31,222	Barclays Bank PLC	9/07/16	82
SGD	234,843	USD	173,953	Barclays Bank PLC	9/07/16	459
SGD	130,000	USD	96,828	Barclays Bank PLC	9/07/16	(280)
SGD	149,974	USD	111,308	Citibank N.A.	9/07/16	73
SGD	26,918	USD	19,978	Citibank N.A.	9/07/16	13
SGD	463,437	USD	341,479	Citibank N.A.	9/07/16	2,703
SGD	59,826	USD	43,995	Citibank N.A.	9/07/16	436
SGD	122,762	USD	90,465	Citibank N.A.	9/07/16	707
SGD	312,399	USD	231,236	Citibank N.A.	9/07/16	774
SGD	745,789	USD	553,273	Citibank N.A.	9/07/16	606
SGD	390,000	USD	287,887	Credit Suisse International	9/07/16	1,756
SGD	1,280,000	USD	944,860	Credit Suisse International	9/07/16	5,763
SGD	217,412	USD	159,786	Credit Suisse International	9/07/16	1,680
SGD	455,461	USD	337,942	Credit Suisse International	9/07/16	317
SGD	340,000	USD	250,608	Goldman Sachs International	9/07/16	1,901
SGD	310,000	USD	228,496	Goldman Sachs International	9/07/16	1,733
SGD	321,812	USD	238,500	Goldman Sachs International	9/07/16	502
SGD	126,767	USD	93,703	Morgan Stanley & Co. International PLC	9/07/16	444
SGD	706,271	USD	522,058	Morgan Stanley & Co. International PLC	9/07/16	2,471
SGD	1,310,000	USD	966,718	Westpac Banking Corp.	9/07/16	6,185
SGD	890,000	USD	656,778	Westpac Banking Corp.	9/07/16	4,202
SGD	660,000	USD	491,437	Westpac Banking Corp.	9/07/16	(1,272)
THB	129,200,000	USD	3,664,728	Bank of America N.A.	9/07/16	7,828
THB	7,700,000	USD	218,409	Bank of America N.A.	9/07/16	467
THB	63,800,000	USD	1,809,672	Bank of America N.A.	9/07/16	3,866
THB	16,885,000	USD	479,143	Bank of America N.A.	9/07/16	819
THB	8,315,000	USD	235,753	Barclays Bank PLC	9/07/16	604
THB	15,900,000	USD	451,192	Barclays Bank PLC	9/07/16	771
THB	3,900,000	USD	110,733	Barclays Bank PLC	9/07/16	126
THB	6,900,000	USD	195,800	Barclays Bank PLC	9/07/16	335
THB	8,100,000	USD	229,267	Citibank N.A.	9/07/16	979
THB	13,800,000	USD	390,603	Citibank N.A.	9/07/16	1,667
THB	7,800,000	USD	220,308	Citibank N.A.	9/07/16	1,410
THB	11,800,000	USD	334,088	Deutsche Bank AG	9/07/16	1,331
THB	4,600,000	USD	130,571	Goldman Sachs International	9/07/16	186

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	41

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	8,600,000	USD	244,110	Goldman Sachs International	9/07/16	$348
THB	26,900,000	USD	761,500	Goldman Sachs International	9/07/16	3,142
THB	13,800,000	USD	390,824	Goldman Sachs International	9/07/16	1,446
THB	8,100,000	USD	229,397	Goldman Sachs International	9/07/16	849
THB	11,550,000	USD	327,892	Goldman Sachs International	9/07/16	421
THB	3,850,000	USD	109,297	Goldman Sachs International	9/07/16	140
THB	11,400,000	USD	324,278	Goldman Sachs International	9/07/16	(229)
THB	7,800,000	USD	220,464	HSBC Bank PLC	9/07/16	1,254
THB	11,550,000	USD	328,032	JPMorgan Chase Bank N.A.	9/07/16	281
THB	3,850,000	USD	109,344	JPMorgan Chase Bank N.A.	9/07/16	94
TRY	1,070,000	USD	361,078	Bank of America N.A.	9/07/16	5,213
TRY	377,941	USD	126,639	Barclays Bank PLC	9/07/16	2,741
TRY	650,555	USD	217,985	Barclays Bank PLC	9/07/16	4,718
TRY	890,000	USD	298,204	Barclays Bank PLC	9/07/16	6,467
TRY	195,000	USD	65,957	Barclays Bank PLC	9/07/16	796
TRY	540,000	USD	182,651	Barclays Bank PLC	9/07/16	2,206
TRY	2,000,000	USD	676,487	Barclays Bank PLC	9/07/16	8,169
TRY	401,430	USD	135,810	Barclays Bank PLC	9/07/16	1,611
TRY	1,476,687	USD	499,586	Barclays Bank PLC	9/07/16	5,925
TRY	139,784	USD	47,291	Barclays Bank PLC	9/07/16	561
TRY	623,799	USD	208,946	Barclays Bank PLC	9/07/16	4,597
TRY	512,074	USD	173,057	Citibank N.A.	9/07/16	2,240
TRY	399,445	USD	133,316	Citibank N.A.	9/07/16	3,425
TRY	232,059	USD	77,450	Citibank N.A.	9/07/16	1,990
TRY	676,201	USD	225,998	Citibank N.A.	9/07/16	5,485
TRY	190,000	USD	64,215	Citibank N.A.	9/07/16	827
TRY	2,000,000	USD	675,950	Citibank N.A.	9/07/16	8,706
TRY	540,000	USD	182,506	Citibank N.A.	9/07/16	2,351
TRY	158,570	USD	53,646	Citibank N.A.	9/07/16	637
TRY	55,217	USD	18,680	Citibank N.A.	9/07/16	222
TRY	583,313	USD	197,339	Citibank N.A.	9/07/16	2,345
TRY	960,000	USD	327,466	Citibank N.A.	9/07/16	1,169
TRY	87,926	USD	29,777	Deutsche Bank AG	9/07/16	322
TRY	1,380,000	USD	461,980	Deutsche Bank AG	9/07/16	10,433
TRY	713,970	USD	242,726	Deutsche Bank AG	9/07/16	1,686
TRY	742,964	USD	252,583	Deutsche Bank AG	9/07/16	1,754
TRY	1,256,030	USD	426,713	HSBC Bank PLC	9/07/16	3,261
TRY	1,307,036	USD	444,042	HSBC Bank PLC	9/07/16	3,394
TRY	350,000	USD	117,137	JPMorgan Chase Bank N.A.	9/07/16	2,678
TRY	310,000	USD	105,460	JPMorgan Chase Bank N.A.	9/07/16	662
TRY	1,256,112	USD	424,700	Morgan Stanley & Co. International PLC	9/07/16	5,302
TRY	231,974	USD	78,432	Morgan Stanley & Co. International PLC	9/07/16	979
TRY	1,923,888	USD	652,252	Morgan Stanley & Co. International PLC	9/07/16	6,349
TRY	358,026	USD	121,381	Morgan Stanley & Co. International PLC	9/07/16	1,181
TRY	355,000	USD	120,388	Morgan Stanley & Co. International PLC	9/07/16	1,138
TRY	350,000	USD	118,692	Morgan Stanley & Co. International PLC	9/07/16	1,122
TRY	355,000	USD	120,388	Morgan Stanley & Co. International PLC	9/07/16	1,138
TRY	350,000	USD	118,692	Morgan Stanley & Co. International PLC	9/07/16	1,122
TWD	2,345,000	USD	72,477	Bank of America N.A.	9/07/16	319
TWD	2,400,000	USD	73,914	Barclays Bank PLC	9/07/16	589
TWD	4,500,000	USD	139,975	Citibank N.A.	9/07/16	(281)
TWD	501,370	USD	15,508	Citibank N.A.	9/07/16	56
TWD	1,287,302	USD	39,819	Citibank N.A.	9/07/16	143
TWD	1,964,830	USD	60,776	Citibank N.A.	9/07/16	218
TWD	5,604,314	USD	174,716	Citibank N.A.	9/07/16	(740)
TWD	1,742,518	USD	54,323	Citibank N.A.	9/07/16	(230)
TWD	12,250,000	USD	384,374	Citibank N.A.	9/07/16	(4,096)
TWD	3,550,000	USD	111,390	Citibank N.A.	9/07/16	(1,187)
TWD	6,150,000	USD	191,589	Goldman Sachs International	9/07/16	(674)
TWD	6,600,000	USD	203,641	Goldman Sachs International	9/07/16	1,243
TWD	12,250,000	USD	383,532	Goldman Sachs International	9/07/16	(3,254)
TWD	2,345,000	USD	72,522	Goldman Sachs International	9/07/16	274
TWD	1,984,998	USD	61,577	Goldman Sachs International	9/07/16	43
TWD	2,606,947	USD	80,881	Goldman Sachs International	9/07/16	47

See Notes to Financial Statements.

42	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	3,550,000	USD	111,146	Goldman Sachs International	9/07/16	$(943)
TWD	12,200,000	USD	379,888	HSBC Bank PLC	9/07/16	(1,163)
TWD	10,700,000	USD	331,588	HSBC Bank PLC	9/07/16	573
TWD	5,000,000	USD	154,947	HSBC Bank PLC	9/07/16	268
TWD	6,410,434	USD	197,911	HSBC Bank PLC	9/07/16	1,089
TWD	8,814,347	USD	272,128	HSBC Bank PLC	9/07/16	1,497
TWD	12,535,170	USD	387,517	HSBC Bank PLC	9/07/16	1,613
TWD	8,212,698	USD	253,891	HSBC Bank PLC	9/07/16	1,057
TWD	3,198,630	USD	98,884	HSBC Bank PLC	9/07/16	412
TWD	11,800,000	USD	365,212	HSBC Bank PLC	9/07/16	1,096
TWD	6,295,686	USD	196,078	HSBC Bank PLC	9/07/16	(641)
TWD	1,957,482	USD	60,966	HSBC Bank PLC	9/07/16	(199)
TWD	2,410,000	USD	74,452	HSBC Bank PLC	9/07/16	362
TWD	5,900,000	USD	183,818	HSBC Bank PLC	9/07/16	(664)
TWD	7,200,000	USD	224,320	HSBC Bank PLC	9/07/16	(810)
TWD	7,000,000	USD	217,122	HSBC Bank PLC	9/07/16	180
TWD	1,085,653	USD	33,526	Morgan Stanley & Co. International PLC	9/07/16	176
TWD	789,566	USD	24,383	Morgan Stanley & Co. International PLC	9/07/16	128
TWD	4,700,000	USD	145,963	Morgan Stanley & Co. International PLC	9/07/16	(60)
TWD	7,500,000	USD	232,919	Morgan Stanley & Co. International PLC	9/07/16	(96)
TWD	2,400,000	USD	73,750	Morgan Stanley & Co. International PLC	9/07/16	753
TWD	2,608,055	USD	80,881	Morgan Stanley & Co. International PLC	9/07/16	81
TWD	6,150,000	USD	191,350	UBS AG	9/07/16	(435)
TWD	10,400,000	USD	320,839	UBS AG	9/07/16	2,009
TWD	19,400,000	USD	598,488	UBS AG	9/07/16	3,747
TWD	3,700,000	USD	114,145	UBS AG	9/07/16	715
TWD	49,700,000	USD	1,547,925	Westpac Banking Corp.	9/07/16	(5,084)
TWD	30,300,000	USD	943,705	Westpac Banking Corp.	9/07/16	(3,099)
USD	644,835	AUD	875,000	Bank of America N.A.	9/07/16	(5,180)
USD	294,782	AUD	400,000	Bank of America N.A.	9/07/16	(2,368)
USD	255,777	AUD	346,873	Bank of America N.A.	9/07/16	(1,906)
USD	116,927	AUD	158,571	Bank of America N.A.	9/07/16	(871)
USD	437,533	AUD	590,000	Bank of America N.A.	9/07/16	(762)
USD	1,438,669	AUD	1,940,000	Bank of America N.A.	9/07/16	(2,506)
USD	2,632,616	AUD	3,550,000	Bank of America N.A.	9/07/16	(4,586)
USD	64,226	AUD	87,085	Barclays Bank PLC	9/07/16	(467)
USD	178,163	AUD	241,429	Barclays Bank PLC	9/07/16	(1,189)
USD	389,731	AUD	528,127	Barclays Bank PLC	9/07/16	(2,600)
USD	852,161	AUD	1,148,032	Barclays Bank PLC	9/07/16	(682)
USD	31,682	AUD	42,915	Citibank N.A.	9/07/16	(199)
USD	446,190	AUD	600,000	Citibank N.A.	9/07/16	466
USD	1,383,755	AUD	1,880,000	Citibank N.A.	9/07/16	(12,847)
USD	892,380	AUD	1,200,000	Citibank N.A.	9/07/16	931
USD	120,836	AUD	162,867	Credit Suisse International	9/07/16	(154)
USD	190,354	AUD	255,000	Credit Suisse International	9/07/16	921
USD	52,254	AUD	70,000	Credit Suisse International	9/07/16	253
USD	67,311	AUD	90,000	Credit Suisse International	9/07/16	452
USD	134,892	AUD	180,000	Credit Suisse International	9/07/16	1,175
USD	67,446	AUD	90,000	Credit Suisse International	9/07/16	587
USD	2,023,328	AUD	2,740,000	Credit Suisse International	9/07/16	(12,146)
USD	649,828	AUD	880,000	Credit Suisse International	9/07/16	(3,901)
USD	127,143	AUD	170,000	Credit Suisse International	9/07/16	854
USD	267,598	AUD	362,985	Credit Suisse International	9/07/16	(2,054)
USD	278,748	AUD	378,109	Credit Suisse International	9/07/16	(2,139)
USD	283,325	AUD	383,964	Goldman Sachs International	9/07/16	(1,912)
USD	222,525	AUD	300,000	HSBC Bank PLC	9/07/16	(337)
USD	133,515	AUD	180,000	HSBC Bank PLC	9/07/16	(202)
USD	1,398,729	AUD	1,886,968	JPMorgan Chase Bank N.A.	9/07/16	(3,051)
USD	94,260	AUD	127,133	Morgan Stanley & Co. International PLC	9/07/16	(184)
USD	4,565,059	AUD	6,165,000	Morgan Stanley & Co. International PLC	9/07/16	(14,757)
USD	584,979	AUD	790,000	Morgan Stanley & Co. International PLC	9/07/16	(1,891)
USD	458,549	AUD	621,891	Morgan Stanley & Co. International PLC	9/07/16	(3,437)
USD	440,207	AUD	597,015	Morgan Stanley & Co. International PLC	9/07/16	(3,299)
USD	720,431	AUD	976,036	UBS AG	9/07/16	(4,641)

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	43

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	331,833	AUD	450,000	Westpac Banking Corp.	9/07/16	$(2,460)
USD	199,100	AUD	270,000	Westpac Banking Corp.	9/07/16	(1,476)
USD	52,071	AUD	70,000	Westpac Banking Corp.	9/07/16	70
USD	189,686	AUD	255,000	Westpac Banking Corp.	9/07/16	254
USD	127,260	AUD	170,000	Westpac Banking Corp.	9/07/16	971
USD	67,373	AUD	90,000	Westpac Banking Corp.	9/07/16	514
USD	1,227,007	AUD	1,630,000	Westpac Banking Corp.	9/07/16	16,123
USD	2,302,408	AUD	3,140,000	Westpac Banking Corp.	9/07/16	(30,215)
USD	289,593	CAD	376,067	Bank of America N.A.	9/07/16	(19)
USD	439,382	CAD	570,585	Bank of America N.A.	9/07/16	(30)
USD	128,708	CAD	164,515	Barclays Bank PLC	9/07/16	2,014
USD	665,764	CAD	847,774	BNP Paribas S.A.	9/07/16	12,887
USD	457,200	CAD	582,226	Citibank N.A.	9/07/16	8,823
USD	139,473	CAD	179,084	Citibank N.A.	9/07/16	1,559
USD	99,279	CAD	126,916	Citibank N.A.	9/07/16	1,540
USD	1,988,774	CAD	2,542,407	Citibank N.A.	9/07/16	30,847
USD	1,663,259	CAD	2,124,975	Citibank N.A.	9/07/16	26,800
USD	83,029	CAD	106,078	Citibank N.A.	9/07/16	1,338
USD	88,073	CAD	112,744	Citibank N.A.	9/07/16	1,248
USD	813,063	CAD	1,040,000	Citibank N.A.	9/07/16	12,151
USD	146,971	CAD	187,450	Citibank N.A.	9/07/16	2,614
USD	111,309	CAD	145,000	Citibank N.A.	9/07/16	(356)
USD	195,241	CAD	253,718	Citibank N.A.	9/07/16	(149)
USD	128,682	CAD	167,223	Citibank N.A.	9/07/16	(98)
USD	50,166	CAD	65,000	Citibank N.A.	9/07/16	109
USD	1,254,143	CAD	1,625,000	Citibank N.A.	9/07/16	2,717
USD	2,389,394	CAD	3,080,000	Citibank N.A.	9/07/16	17,462
USD	33,736	CAD	43,114	Citibank N.A.	9/07/16	534
USD	316,476	CAD	410,000	Citibank N.A.	9/07/16	732
USD	620,823	CAD	810,000	Credit Suisse International	9/07/16	(2,964)
USD	22,993	CAD	30,000	Credit Suisse International	9/07/16	(110)
USD	203,439	CAD	260,000	Deutsche Bank AG	9/07/16	3,211
USD	626,278	CAD	815,000	Deutsche Bank AG	9/07/16	(1,360)
USD	26,895	CAD	35,000	Deutsche Bank AG	9/07/16	(58)
USD	134,502	CAD	172,371	Deutsche Bank AG	9/07/16	1,758
USD	111,264	CAD	145,000	Goldman Sachs International	9/07/16	(402)
USD	698,005	CAD	906,710	Goldman Sachs International	9/07/16	(259)
USD	1,059,043	CAD	1,375,698	Goldman Sachs International	9/07/16	(393)
USD	149,411	CAD	190,000	HSBC Bank PLC	9/07/16	3,090
USD	2,064,438	CAD	2,650,916	HSBC Bank PLC	9/07/16	22,947
USD	373,580	CAD	477,054	JPMorgan Chase Bank N.A.	9/07/16	6,197
USD	659,638	CAD	840,000	Morgan Stanley & Co. International PLC	9/07/16	12,747
USD	290,555	CAD	370,000	Morgan Stanley & Co. International PLC	9/07/16	5,615
USD	60,210	CAD	77,007	Morgan Stanley & Co. International PLC	9/07/16	906
USD	1,206,134	CAD	1,542,618	Morgan Stanley & Co. International PLC	9/07/16	18,152
USD	2,316,585	CAD	2,950,000	Morgan Stanley & Co. International PLC	9/07/16	44,768
USD	349,383	CAD	447,256	Morgan Stanley & Co. International PLC	9/07/16	4,948
USD	392,013	CAD	510,000	Morgan Stanley & Co. International PLC	9/07/16	(742)
USD	293,951	CAD	375,496	Morgan Stanley & Co. International PLC	9/07/16	4,779
USD	3,398,435	CAD	4,350,000	Royal Bank of Canada	9/07/16	48,466
USD	2,648,435	CAD	3,390,000	Royal Bank of Canada	9/07/16	37,770
USD	468,552	CHF	448,017	Barclays Bank PLC	9/07/16	7,003
USD	228,872	CHF	220,000	Citibank N.A.	9/07/16	2,228
USD	374,501	CHF	360,000	Credit Suisse International	9/07/16	3,628
USD	145,627	CHF	140,000	Credit Suisse International	9/07/16	1,399
USD	375,132	CHF	360,000	Credit Suisse International	9/07/16	4,259
USD	886,925	CHF	865,000	Credit Suisse International	9/07/16	(4,201)
USD	220,194	CHF	215,000	Deutsche Bank AG	9/07/16	(1,299)
USD	218,791	CHF	210,000	Morgan Stanley & Co. International PLC	9/07/16	2,448
USD	54,372	CHF	51,983	Morgan Stanley & Co. International PLC	9/07/16	819
USD	1,128,830	CLP	764,500,000	Bank of America N.A.	9/07/16	(19,794)
USD	552,233	CLP	374,000,000	Bank of America N.A.	9/07/16	(9,684)
USD	582,503	CLP	394,500,000	Bank of America N.A.	9/07/16	(10,214)
USD	155,931	CLP	107,000,000	Citibank N.A.	9/07/16	(4,831)

See Notes to Financial Statements.

44	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	94,899	CLP	64,000,000	Credit Suisse International	9/07/16	$(1,258)
USD	610,618	CLP	406,000,000	Credit Suisse International	9/07/16	623
USD	156,239	CLP	108,000,000	Deutsche Bank AG	9/07/16	(6,026)
USD	576,291	CLP	394,500,000	Goldman Sachs International	9/07/16	(16,426)
USD	546,344	CLP	374,000,000	Goldman Sachs International	9/07/16	(15,572)
USD	1,116,792	CLP	764,500,000	Goldman Sachs International	9/07/16	(31,832)
USD	220,186	CLP	149,000,000	HSBC Bank PLC	9/07/16	(3,679)
USD	242,240	CLP	167,000,000	HSBC Bank PLC	9/07/16	(8,670)
USD	335,074	CLP	231,000,000	HSBC Bank PLC	9/07/16	(11,992)
USD	602,637	CLP	416,000,000	HSBC Bank PLC	9/07/16	(22,383)
USD	147,332	CLP	98,000,000	HSBC Bank PLC	9/07/16	91
USD	327,011	COP	1,000,000,000	Credit Suisse International	9/07/16	(12,077)
USD	663,833	COP	2,030,000,000	Credit Suisse International	9/07/16	(24,517)
USD	31,066	COP	95,000,000	Credit Suisse International	9/07/16	(1,147)
USD	176,759	COP	540,000,000	Credit Suisse International	9/07/16	(6,348)
USD	116,086	COP	350,000,000	Deutsche Bank AG	9/07/16	(2,595)
USD	22,618	COP	68,985,325	Deutsche Bank AG	9/07/16	(774)
USD	238,086	COP	726,161,316	Deutsche Bank AG	9/07/16	(8,147)
USD	483,314	COP	1,474,107,472	Deutsche Bank AG	9/07/16	(16,539)
USD	71,170	COP	210,236,207	Deutsche Bank AG	9/07/16	(119)
USD	213,510	COP	630,708,621	Deutsche Bank AG	9/07/16	(356)
USD	146,151	COP	450,000,000	Goldman Sachs International	9/07/16	(6,438)
USD	132,909	COP	400,000,000	HSBC Bank PLC	9/07/16	(2,726)
USD	113,636	COP	340,000,000	HSBC Bank PLC	9/07/16	(1,654)
USD	85,064	COP	260,000,000	HSBC Bank PLC	9/07/16	(3,099)
USD	230,485	COP	690,000,000	HSBC Bank PLC	9/07/16	(3,486)
USD	110,232	COP	330,000,000	HSBC Bank PLC	9/07/16	(1,667)
USD	182,538	COP	555,892,528	HSBC Bank PLC	9/07/16	(5,959)
USD	89,920	COP	273,838,684	HSBC Bank PLC	9/07/16	(2,936)
USD	8,542	COP	26,014,675	HSBC Bank PLC	9/07/16	(279)
USD	57,471	COP	169,763,793	HSBC Bank PLC	9/07/16	(94)
USD	114,885	COP	340,000,000	HSBC Bank PLC	9/07/16	(405)
USD	172,414	COP	509,291,379	HSBC Bank PLC	9/07/16	(281)
USD	351,401	EUR	310,000	Bank of America N.A.	9/07/16	6,236
USD	2,826,679	EUR	2,480,000	Barclays Bank PLC	9/07/16	65,361
USD	233,202	EUR	210,000	Barclays Bank PLC	9/07/16	(620)
USD	1,015,435	EUR	900,000	Barclays Bank PLC	9/07/16	13,344
USD	92,101	EUR	81,000	BNP Paribas S.A.	9/07/16	1,913
USD	305,120	EUR	270,000	Citibank N.A.	9/07/16	4,493
USD	2,158,064	EUR	1,930,000	Citibank N.A.	9/07/16	9,135
USD	101,260	EUR	90,000	Citibank N.A.	9/07/16	1,051
USD	135,203	EUR	120,000	Credit Suisse International	9/07/16	1,591
USD	337,831	EUR	300,000	Credit Suisse International	9/07/16	3,801
USD	135,442	EUR	120,000	Credit Suisse International	9/07/16	1,830
USD	244,305	EUR	215,000	Credit Suisse International	9/07/16	4,916
USD	266,864	EUR	235,000	Credit Suisse International	9/07/16	5,206
USD	399,221	EUR	350,000	Credit Suisse International	9/07/16	9,518
USD	452,072	EUR	400,000	Credit Suisse International	9/07/16	6,698
USD	164,891	EUR	145,000	Deutsche Bank AG	9/07/16	3,443
USD	199,827	EUR	180,000	HSBC Bank PLC	9/07/16	(591)
USD	982,839	EUR	864,000	Morgan Stanley & Co. International PLC	9/07/16	20,831
USD	43,840	HUF	12,250,584	Bank of America N.A.	9/07/16	733
USD	21,920	HUF	6,125,292	Bank of America N.A.	9/07/16	367
USD	82,533	HUF	23,000,000	Barclays Bank PLC	9/07/16	1,602
USD	197,284	HUF	54,000,000	Barclays Bank PLC	9/07/16	7,273
USD	493,210	HUF	135,000,000	Barclays Bank PLC	9/07/16	18,183
USD	3,161,021	HUF	864,000,000	Barclays Bank PLC	9/07/16	120,848
USD	125,348	HUF	34,987,043	Barclays Bank PLC	9/07/16	2,238
USD	26,967	HUF	7,527,093	Barclays Bank PLC	9/07/16	482
USD	792,475	HUF	227,040,000	Barclays Bank PLC	9/07/16	(6,415)
USD	181,225	HUF	51,920,000	Barclays Bank PLC	9/07/16	(1,467)
USD	108,208	HUF	30,960,000	Barclays Bank PLC	9/07/16	(731)
USD	24,745	HUF	7,080,000	Barclays Bank PLC	9/07/16	(167)
USD	861,927	HUF	236,000,000	BNP Paribas S.A.	9/07/16	31,510
USD	501,483	HUF	144,000,000	BNP Paribas S.A.	9/07/16	(5,212)
USD	101,564	HUF	28,000,000	BNP Paribas S.A.	9/07/16	3,040

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	45

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	308,321	HUF	85,000,000	BNP Paribas S.A.	9/07/16	$9,230
USD	392,953	HUF	109,000,000	Credit Suisse International	9/07/16	9,413
USD	295,616	HUF	82,000,000	Credit Suisse International	9/07/16	7,081
USD	99,011	HUF	27,657,157	Credit Suisse International	9/07/16	1,693
USD	460,217	HUF	128,554,565	Credit Suisse International	9/07/16	7,869
USD	22,356	HUF	6,244,999	Credit Suisse International	9/07/16	382
USD	44,713	HUF	12,489,999	Credit Suisse International	9/07/16	764
USD	293,352	HUF	82,000,000	Deutsche Bank AG	9/07/16	4,817
USD	53,842	HUF	15,053,228	Deutsche Bank AG	9/07/16	874
USD	250,267	HUF	69,969,635	Deutsche Bank AG	9/07/16	4,063
USD	111,793	HUF	31,259,417	JPMorgan Chase Bank N.A.	9/07/16	1,800
USD	55,897	HUF	15,629,708	JPMorgan Chase Bank N.A.	9/07/16	900
USD	495,286	HUF	141,000,000	JPMorgan Chase Bank N.A.	9/07/16	(853)
USD	62,674	HUF	17,488,757	JPMorgan Chase Bank N.A.	9/07/16	1,136
USD	13,484	HUF	3,762,521	JPMorgan Chase Bank N.A.	9/07/16	244
USD	151,647	IDR	2,050,000,000	Barclays Bank PLC	9/07/16	(1,796)
USD	95,544	IDR	1,290,000,000	Barclays Bank PLC	9/07/16	(1,013)
USD	59,132	IDR	790,000,000	Citibank N.A.	9/07/16	—
USD	107,090	IDR	1,450,000,000	Deutsche Bank AG	9/07/16	(1,443)
USD	132,273	IDR	1,780,000,000	HSBC Bank PLC	9/07/16	(961)
USD	45,525	IDR	614,308,094	HSBC Bank PLC	9/07/16	(457)
USD	282,565	IDR	3,820,000,000	HSBC Bank PLC	9/07/16	(3,364)
USD	216,737	IDR	2,880,000,000	HSBC Bank PLC	9/07/16	1,167
USD	96,047	IDR	1,300,000,000	HSBC Bank PLC	9/07/16	(1,258)
USD	451,422	IDR	6,110,000,000	HSBC Bank PLC	9/07/16	(5,914)
USD	90,977	IDR	1,220,000,000	HSBC Bank PLC	9/07/16	(341)
USD	55,340	IDR	745,691,906	Morgan Stanley & Co. International PLC	9/07/16	(476)
USD	1,756,898	IDR	23,560,000,000	Morgan Stanley & Co. International PLC	9/07/16	(6,580)
USD	1,630,127	IDR	21,860,000,000	Morgan Stanley & Co. International PLC	9/07/16	(6,105)
USD	227,722	IDR	3,030,000,000	Morgan Stanley & Co. International PLC	9/07/16	925
USD	58,955	IDR	790,000,000	Nomura International PLC	9/07/16	(177)
USD	147,874	IDR	2,000,000,000	UBS AG	9/07/16	(1,827)
USD	460,551	IDR	6,100,000,000	UBS AG	9/07/16	3,963
USD	215,176	IDR	2,850,000,000	UBS AG	9/07/16	1,852
USD	193,535	ILS	746,312	Bank of America N.A.	9/07/16	(514)
USD	45,328	ILS	174,128	Bank of America N.A.	9/07/16	53
USD	51,236	ILS	196,072	Barclays Bank PLC	9/07/16	255
USD	128,085	ILS	490,397	Citibank N.A.	9/07/16	576
USD	607,612	ILS	2,350,000	Citibank N.A.	9/07/16	(3,416)
USD	297,611	ILS	1,150,000	Citibank N.A.	9/07/16	(1,402)
USD	142,558	ILS	550,000	Credit Suisse International	9/07/16	(448)
USD	176,015	ILS	673,124	Credit Suisse International	9/07/16	995
USD	182,441	ILS	700,000	Deutsche Bank AG	9/07/16	432
USD	482,164	ILS	1,850,000	Deutsche Bank AG	9/07/16	1,143
USD	367,348	ILS	1,400,000	Deutsche Bank AG	9/07/16	3,331
USD	91,433	ILS	350,000	Deutsche Bank AG	9/07/16	429
USD	220,360	ILS	850,000	Deutsche Bank AG	9/07/16	(650)
USD	181,460	ILS	700,000	Deutsche Bank AG	9/07/16	(548)
USD	592,548	ILS	2,300,000	Goldman Sachs International	9/07/16	(5,479)
USD	169,518	ILS	650,000	HSBC Bank PLC	9/07/16	510
USD	169,518	ILS	650,000	HSBC Bank PLC	9/07/16	510
USD	128,084	ILS	490,407	HSBC Bank PLC	9/07/16	573
USD	97,788	ILS	376,848	HSBC Bank PLC	9/07/16	(197)
USD	136,890	ILS	525,872	HSBC Bank PLC	9/07/16	157
USD	97,788	ILS	376,841	JPMorgan Chase Bank N.A.	9/07/16	(195)
USD	577,235	ILS	2,200,000	Morgan Stanley & Co. International PLC	9/07/16	5,209
USD	3,778,263	ILS	14,400,000	Morgan Stanley & Co. International PLC	9/07/16	34,093
USD	328,135	INR	22,600,000	Barclays Bank PLC	9/07/16	(3,017)
USD	439,934	INR	30,300,000	Barclays Bank PLC	9/07/16	(4,045)
USD	551,038	INR	37,866,262	Barclays Bank PLC	9/07/16	(3,807)
USD	72,115	INR	4,915,000	Barclays Bank PLC	9/07/16	97
USD	814,394	INR	55,505,000	Barclays Bank PLC	9/07/16	1,091
USD	88,828	INR	6,033,859	Citibank N.A.	9/07/16	416
USD	143,693	INR	9,760,654	Citibank N.A.	9/07/16	672

See Notes to Financial Statements.

46	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	119,170	INR	8,100,000	Citibank N.A.	9/07/16	$483
USD	129,469	INR	8,800,000	Citibank N.A.	9/07/16	524
USD	537,002	INR	36,500,000	Citibank N.A.	9/07/16	2,175
USD	4,767,889	INR	322,500,000	Citibank N.A.	9/07/16	42,369
USD	2,563,572	INR	173,400,000	Citibank N.A.	9/07/16	22,781
USD	75,542	INR	5,109,458	Citibank N.A.	9/07/16	674
USD	66,411	INR	4,546,549	Citibank N.A.	9/07/16	(209)
USD	318,314	INR	21,792,078	Citibank N.A.	9/07/16	(1,001)
USD	137,402	INR	9,406,652	Citibank N.A.	9/07/16	(432)
USD	669,286	INR	46,000,000	Citibank N.A.	9/07/16	(4,742)
USD	39,588	INR	2,722,057	Citibank N.A.	9/07/16	(297)
USD	102,344	INR	6,900,000	HSBC Bank PLC	9/07/16	1,239
USD	807,799	INR	55,100,000	HSBC Bank PLC	9/07/16	432
USD	304,941	INR	20,800,000	HSBC Bank PLC	9/07/16	163
USD	260,994	INR	17,739,346	HSBC Bank PLC	9/07/16	1,064
USD	161,342	INR	10,966,141	HSBC Bank PLC	9/07/16	658
USD	94,428	INR	6,387,701	HSBC Bank PLC	9/07/16	830
USD	653,863	INR	44,600,000	HSBC Bank PLC	9/07/16	349
USD	145,355	INR	9,953,451	HSBC Bank PLC	9/07/16	(491)
USD	300,734	INR	20,593,348	HSBC Bank PLC	9/07/16	(1,016)
USD	696,700	INR	47,707,922	HSBC Bank PLC	9/07/16	(2,353)
USD	331,479	INR	22,700,000	HSBC Bank PLC	9/07/16	(1,139)
USD	200,055	INR	13,700,000	HSBC Bank PLC	9/07/16	(688)
USD	147,486	INR	10,100,000	HSBC Bank PLC	9/07/16	(507)
USD	435,420	INR	29,700,000	HSBC Bank PLC	9/07/16	233
USD	229,489	INR	15,600,000	HSBC Bank PLC	9/07/16	906
USD	231,253	INR	15,800,000	HSBC Bank PLC	9/07/16	(261)
USD	178,562	INR	12,200,000	HSBC Bank PLC	9/07/16	(202)
USD	51,810	INR	3,502,842	Morgan Stanley & Co. International PLC	9/07/16	483
USD	78,720	INR	5,411,681	Morgan Stanley & Co. International PLC	9/07/16	(576)
USD	838,686	INR	57,190,000	Morgan Stanley & Co. International PLC	9/07/16	694
USD	74,351	INR	5,070,000	Morgan Stanley & Co. International PLC	9/07/16	62
USD	814,513	INR	55,505,000	Nomura International PLC	9/07/16	1,211
USD	72,126	INR	4,915,000	Nomura International PLC	9/07/16	107
USD	129,947	INR	8,800,000	UBS AG	9/07/16	1,002
USD	149,144	INR	10,100,000	UBS AG	9/07/16	1,151
USD	224,637	INR	15,300,000	UBS AG	9/07/16	449
USD	184,534	INR	12,600,000	UBS AG	9/07/16	(91)
USD	184,575	INR	12,600,000	Westpac Banking Corp.	9/07/16	(50)
USD	378,882	JPY	40,000,000	Citibank N.A.	9/07/16	(11,793)
USD	745,578	JPY	79,000,000	Credit Suisse International	9/07/16	(26,006)
USD	453,213	JPY	47,000,000	Goldman Sachs International	9/07/16	(5,831)
USD	2,161,060	JPY	231,000,000	JPMorgan Chase Bank N.A.	9/07/16	(95,092)
USD	121,201	KRW	140,201,203	Bank of America N.A.	9/07/16	(433)
USD	30,300	KRW	34,945,765	Barclays Bank PLC	9/07/16	(17)
USD	16,657	KRW	19,495,365	Barclays Bank PLC	9/07/16	(256)
USD	16,780	KRW	19,675,932	Barclays Bank PLC	9/07/16	(290)
USD	41,271	KRW	47,847,830	Barclays Bank PLC	9/07/16	(240)
USD	391,884	KRW	450,000,000	Barclays Bank PLC	9/07/16	1,481
USD	41,366	KRW	47,500,000	Barclays Bank PLC	9/07/16	156
USD	48,233	KRW	56,513,572	Citibank N.A.	9/07/16	(796)
USD	2,080,048	KRW	2,440,000,000	Deutsche Bank AG	9/07/16	(36,801)
USD	53,187	KRW	62,500,000	Deutsche Bank AG	9/07/16	(1,036)
USD	510,649	KRW	601,800,000	Deutsche Bank AG	9/07/16	(11,449)
USD	201,061	KRW	232,030,586	HSBC Bank PLC	9/07/16	(240)
USD	33,314	KRW	38,991,063	HSBC Bank PLC	9/07/16	(513)
USD	81,353	KRW	95,324,068	HSBC Bank PLC	9/07/16	(1,346)
USD	1,240,437	KRW	1,435,000,000	HSBC Bank PLC	9/07/16	(4,512)
USD	4,633,271	KRW	5,360,000,000	HSBC Bank PLC	9/07/16	(16,855)
USD	496,148	KRW	574,988,929	HSBC Bank PLC	9/07/16	(2,690)
USD	53,214	KRW	62,500,000	HSBC Bank PLC	9/07/16	(1,008)
USD	593,999	KRW	685,000,000	HSBC Bank PLC	9/07/16	(280)
USD	41,215	KRW	47,500,000	HSBC Bank PLC	9/07/16	6
USD	390,456	KRW	450,000,000	HSBC Bank PLC	9/07/16	53

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	47

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	211,828	KRW	245,000,000	HSBC Bank PLC	9/07/16	$(725)
USD	121,212	KRW	140,000,000	HSBC Bank PLC	9/07/16	(246)
USD	406,926	KRW	470,000,000	HSBC Bank PLC	9/07/16	(827)
USD	95,238	KRW	110,000,000	HSBC Bank PLC	9/07/16	(194)
USD	657,098	KRW	760,000,000	HSBC Bank PLC	9/07/16	(2,248)
USD	220,474	KRW	255,000,000	HSBC Bank PLC	9/07/16	(754)
USD	496,388	KRW	584,100,000	HSBC Bank PLC	9/07/16	(10,354)
USD	152,833	KRW	177,500,000	HSBC Bank PLC	9/07/16	(1,159)
USD	137,765	KRW	160,000,000	HSBC Bank PLC	9/07/16	(1,045)
USD	90,900	KRW	104,974,616	Morgan Stanley & Co. International PLC	9/07/16	(171)
USD	677,196	KRW	782,500,000	Morgan Stanley & Co. International PLC	9/07/16	(1,670)
USD	161,373	KRW	190,000,000	Morgan Stanley & Co. International PLC	9/07/16	(3,464)
USD	955,495	KRW	1,125,000,000	Morgan Stanley & Co. International PLC	9/07/16	(20,511)
USD	483,843	KRW	560,011,071	Morgan Stanley & Co. International PLC	9/07/16	(2,000)
USD	53,328	KRW	62,500,000	Morgan Stanley & Co. International PLC	9/07/16	(895)
USD	86,430	KRW	100,000,000	Morgan Stanley & Co. International PLC	9/07/16	(326)
USD	885,912	KRW	1,025,000,000	Morgan Stanley & Co. International PLC	9/07/16	(3,338)
USD	219,892	KRW	260,000,000	Morgan Stanley & Co. International PLC	9/07/16	(5,674)
USD	120,518	KRW	142,500,000	Morgan Stanley & Co. International PLC	9/07/16	(3,110)
USD	1,038,143	KRW	1,227,500,000	Morgan Stanley & Co. International PLC	9/07/16	(26,788)
USD	97,952	KRW	115,000,000	Morgan Stanley & Co. International PLC	9/07/16	(1,818)
USD	234,232	KRW	275,000,000	Morgan Stanley & Co. International PLC	9/07/16	(4,347)
USD	149,057	KRW	175,000,000	Morgan Stanley & Co. International PLC	9/07/16	(2,766)
USD	497,360	KRW	584,100,000	Morgan Stanley & Co. International PLC	9/07/16	(9,382)
USD	152,833	KRW	177,500,000	Morgan Stanley & Co. International PLC	9/07/16	(1,159)
USD	137,765	KRW	160,000,000	Morgan Stanley & Co. International PLC	9/07/16	(1,045)
USD	518,479	KRW	613,750,000	Standard Chartered Bank	9/07/16	(13,986)
USD	109,820	KRW	130,000,000	Standard Chartered Bank	9/07/16	(2,962)
USD	60,190	KRW	71,250,000	Standard Chartered Bank	9/07/16	(1,624)
USD	677,783	KRW	782,500,000	UBS AG	9/07/16	(1,084)
USD	149,031	KRW	175,000,000	UBS AG	9/07/16	(2,792)
USD	97,935	KRW	115,000,000	UBS AG	9/07/16	(1,835)
USD	60,114	KRW	71,250,000	UBS AG	9/07/16	(1,700)
USD	109,682	KRW	130,000,000	UBS AG	9/07/16	(3,101)
USD	517,823	KRW	613,750,000	UBS AG	9/07/16	(14,642)
USD	53,273	KRW	62,500,000	UBS AG	9/07/16	(949)
USD	234,192	KRW	275,000,000	UBS AG	9/07/16	(4,387)
USD	563,072	MXN	10,300,000	Bank of America N.A.	9/07/16	8,240
USD	437,338	MXN	8,000,000	Bank of America N.A.	9/07/16	6,400
USD	235,637	MXN	4,400,000	BNP Paribas S.A.	9/07/16	(1,379)
USD	337,830	MXN	6,200,000	Citibank N.A.	9/07/16	3,854
USD	223,404	MXN	4,100,000	Citibank N.A.	9/07/16	2,548
USD	63,459	MXN	1,200,000	Citibank N.A.	9/07/16	(1,182)
USD	74,035	MXN	1,400,000	Citibank N.A.	9/07/16	(1,379)
USD	563,195	MXN	10,650,000	Citibank N.A.	9/07/16	(10,491)
USD	32,323	MXN	600,000	Citibank N.A.	9/07/16	3
USD	352,582	MXN	6,750,000	Citibank N.A.	9/07/16	(11,021)
USD	386,535	MXN	7,400,000	Citibank N.A.	9/07/16	(12,083)
USD	91,410	MXN	1,750,000	Citibank N.A.	9/07/16	(2,857)
USD	117,333	MXN	2,200,000	Citibank N.A.	9/07/16	(1,175)
USD	57,306	MXN	1,073,015	Citibank N.A.	9/07/16	(494)
USD	49,307	MXN	926,985	Citibank N.A.	9/07/16	(627)
USD	6,694	MXN	127,542	Citibank N.A.	9/07/16	(177)
USD	656	MXN	12,500	Citibank N.A.	9/07/16	(17)
USD	960	MXN	18,286	Citibank N.A.	9/07/16	(25)
USD	340	MXN	6,481	Citibank N.A.	9/07/16	(9)
USD	236,305	MXN	4,501,238	Citibank N.A.	9/07/16	(6,164)
USD	23,159	MXN	441,138	Citibank N.A.	9/07/16	(604)
USD	140,725	MXN	2,700,000	Citibank N.A.	9/07/16	(4,717)
USD	156,361	MXN	3,000,000	Citibank N.A.	9/07/16	(5,241)
USD	12,008	MXN	228,738	Citibank N.A.	9/07/16	(313)
USD	33,880	MXN	645,368	Citibank N.A.	9/07/16	(884)
USD	351,966	MXN	6,750,000	Deutsche Bank AG	9/07/16	(11,638)
USD	91,250	MXN	1,750,000	Deutsche Bank AG	9/07/16	(3,017)

See Notes to Financial Statements.

48	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	385,859	MXN	7,400,000	Deutsche Bank AG	9/07/16	$(12,759)
USD	125,771	MXN	2,425,000	Deutsche Bank AG	9/07/16	(4,857)
USD	103,951	MXN	2,005,000	Deutsche Bank AG	9/07/16	(4,053)
USD	61,384	MXN	1,171,262	Deutsche Bank AG	9/07/16	(1,709)
USD	1,207,943	MXN	23,048,762	Deutsche Bank AG	9/07/16	(33,630)
USD	173,190	MXN	3,304,632	Deutsche Bank AG	9/07/16	(4,822)
USD	733,743	MXN	13,986,069	Deutsche Bank AG	9/07/16	(19,647)
USD	105,201	MXN	2,005,262	Deutsche Bank AG	9/07/16	(2,817)
USD	37,286	MXN	710,726	Deutsche Bank AG	9/07/16	(998)
USD	71,910	MXN	1,370,685	Deutsche Bank AG	9/07/16	(1,926)
USD	756,160	MXN	14,200,000	Deutsche Bank AG	9/07/16	(8,754)
USD	122,477	MXN	2,300,000	Deutsche Bank AG	9/07/16	(1,418)
USD	118,383	MXN	2,258,862	Deutsche Bank AG	9/07/16	(3,296)
USD	825,386	MXN	15,500,000	Deutsche Bank AG	9/07/16	(9,556)
USD	119,773	MXN	2,300,000	Deutsche Bank AG	9/07/16	(4,122)
USD	755,090	MXN	14,500,000	Deutsche Bank AG	9/07/16	(25,984)
USD	125,459	MXN	2,420,000	Goldman Sachs International	9/07/16	(4,900)
USD	35,798	MXN	682,793	Goldman Sachs International	9/07/16	(982)
USD	69,039	MXN	1,316,815	Goldman Sachs International	9/07/16	(1,894)
USD	704,453	MXN	13,436,389	Goldman Sachs International	9/07/16	(19,328)
USD	101,001	MXN	1,926,451	Goldman Sachs International	9/07/16	(2,771)
USD	63,251	MXN	1,200,000	Morgan Stanley & Co. International PLC	9/07/16	(1,390)
USD	561,354	MXN	10,650,000	Morgan Stanley & Co. International PLC	9/07/16	(12,332)
USD	73,793	MXN	1,400,000	Morgan Stanley & Co. International PLC	9/07/16	(1,621)
USD	357,245	MXN	6,850,000	Morgan Stanley & Co. International PLC	9/07/16	(11,745)
USD	308,998	MXN	5,900,000	Morgan Stanley & Co. International PLC	9/07/16	(8,819)
USD	534,199	MXN	10,200,000	Morgan Stanley & Co. International PLC	9/07/16	(15,246)
USD	672,905	MXN	12,800,000	UBS AG	9/07/16	(16,595)
USD	11,786	MYR	47,612	Bank of America N.A.	9/07/16	26
USD	13,231	MYR	53,450	Bank of America N.A.	9/07/16	29
USD	193,311	MYR	785,647	Barclays Bank PLC	9/07/16	(744)
USD	96,655	MYR	392,824	Barclays Bank PLC	9/07/16	(372)
USD	23,572	MYR	95,027	Barclays Bank PLC	9/07/16	101
USD	26,463	MYR	106,680	Barclays Bank PLC	9/07/16	113
USD	29,283	MYR	120,000	Barclays Bank PLC	9/07/16	(357)
USD	23,572	MYR	94,940	Citibank N.A.	9/07/16	122
USD	26,463	MYR	106,583	Citibank N.A.	9/07/16	137
USD	248,447	MYR	1,000,000	Deutsche Bank AG	9/07/16	1,447
USD	397,190	MYR	1,600,000	Deutsche Bank AG	9/07/16	1,990
USD	211,007	MYR	850,000	Deutsche Bank AG	9/07/16	1,057
USD	347,053	MYR	1,425,000	Deutsche Bank AG	9/07/16	(4,922)
USD	29,222	MYR	120,000	Deutsche Bank AG	9/07/16	(418)
USD	298,344	MYR	1,225,000	Deutsche Bank AG	9/07/16	(4,231)
USD	400,875	MYR	1,650,000	Deutsche Bank AG	9/07/16	(6,675)
USD	104,282	MYR	425,000	Deutsche Bank AG	9/07/16	(693)
USD	128,819	MYR	525,000	Deutsche Bank AG	9/07/16	(856)
USD	21,477	MYR	87,390	Goldman Sachs International	9/07/16	(109)
USD	128,874	MYR	523,331	Goldman Sachs International	9/07/16	(389)
USD	64,437	MYR	261,666	Goldman Sachs International	9/07/16	(194)
USD	105,852	MYR	426,959	HSBC Bank PLC	9/07/16	393
USD	94,289	MYR	380,319	HSBC Bank PLC	9/07/16	350
USD	43,828	MYR	180,000	HSBC Bank PLC	9/07/16	(632)
USD	996,065	MYR	4,050,000	HSBC Bank PLC	9/07/16	(4,285)
USD	2,115,101	MYR	8,600,000	HSBC Bank PLC	9/07/16	(9,099)
USD	3,689,129	MYR	15,000,000	HSBC Bank PLC	9/07/16	(15,871)
USD	259,901	MYR	1,050,000	HSBC Bank PLC	9/07/16	551
USD	111,386	MYR	450,000	HSBC Bank PLC	9/07/16	236
USD	296,922	MYR	1,200,000	HSBC Bank PLC	9/07/16	522
USD	555	MYR	2,259	JPMorgan Chase Bank N.A.	9/07/16	(3)
USD	1,111	MYR	4,518	JPMorgan Chase Bank N.A.	9/07/16	(5)
USD	26,307	MYR	106,328	Morgan Stanley & Co. International PLC	9/07/16	44
USD	23,434	MYR	94,713	Morgan Stanley & Co. International PLC	9/07/16	39
USD	43,849	MYR	180,000	Morgan Stanley & Co. International PLC	9/07/16	(611)
USD	595,672	MYR	2,450,000	Morgan Stanley & Co. International PLC	9/07/16	(9,478)

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	49

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	96,655	MYR	393,252	Morgan Stanley & Co. International PLC	9/07/16	$(478)
USD	193,311	MYR	786,503	Morgan Stanley & Co. International PLC	9/07/16	(955)
USD	250,250	MYR	1,000,000	Morgan Stanley & Co. International PLC	9/07/16	3,250
USD	223,881	MYR	900,000	Morgan Stanley & Co. International PLC	9/07/16	1,581
USD	298,507	MYR	1,200,000	Morgan Stanley & Co. International PLC	9/07/16	2,107
USD	369,322	MYR	1,500,000	UBS AG	9/07/16	(1,178)
USD	437,743	MYR	1,800,000	UBS AG	9/07/16	(6,857)
USD	346,884	MYR	1,425,000	UBS AG	9/07/16	(5,091)
USD	298,199	MYR	1,225,000	UBS AG	9/07/16	(4,376)
USD	128,993	MYR	525,000	UBS AG	9/07/16	(682)
USD	104,423	MYR	425,000	UBS AG	9/07/16	(552)
USD	126,292	NOK	1,036,587	Bank of America N.A.	9/07/16	2,434
USD	38,435	NOK	313,463	Bank of America N.A.	9/07/16	980
USD	336,079	NOK	2,802,249	Bank of America N.A.	9/07/16	1,250
USD	660,956	NOK	5,511,091	Bank of America N.A.	9/07/16	2,459
USD	190,741	NOK	1,595,000	Citibank N.A.	9/07/16	161
USD	374,905	NOK	3,135,000	Citibank N.A.	9/07/16	317
USD	377,772	NOK	3,150,000	Citibank N.A.	9/07/16	1,392
USD	191,884	NOK	1,600,000	Citibank N.A.	9/07/16	707
USD	295,087	NOK	2,500,000	Citibank N.A.	9/07/16	(3,627)
USD	169,255	NOK	1,415,000	Citibank N.A.	9/07/16	183
USD	86,123	NOK	720,000	Citibank N.A.	9/07/16	93
USD	253,131	NOK	2,091,877	Credit Suisse International	9/07/16	3,182
USD	161,317	NOK	1,317,857	Credit Suisse International	9/07/16	3,851
USD	178,277	NOK	1,463,413	Credit Suisse International	9/07/16	3,420
USD	63,184	NOK	526,539	Credit Suisse International	9/07/16	270
USD	124,262	NOK	1,035,526	Credit Suisse International	9/07/16	532
USD	126,326	NOK	1,053,882	Credit Suisse International	9/07/16	402
USD	248,405	NOK	2,072,334	Credit Suisse International	9/07/16	790
USD	86,338	NOK	700,000	Credit Suisse International	9/07/16	2,698
USD	814,040	NOK	6,600,000	Credit Suisse International	9/07/16	25,435
USD	222,011	NOK	1,800,000	Credit Suisse International	9/07/16	6,937
USD	457,218	NOK	3,813,550	Credit Suisse International	9/07/16	1,553
USD	374,873	NOK	3,100,000	Credit Suisse International	9/07/16	4,467
USD	193,483	NOK	1,600,000	Credit Suisse International	9/07/16	2,306
USD	102,121	NOK	868,175	Credit Suisse International	9/07/16	(1,613)
USD	546,650	NOK	4,647,292	Credit Suisse International	9/07/16	(8,635)
USD	1,413,738	NOK	11,800,000	Credit Suisse International	9/07/16	3,807
USD	197,231	NOK	1,645,061	Credit Suisse International	9/07/16	670
USD	96,411	NOK	800,000	Deutsche Bank AG	9/07/16	822
USD	228,976	NOK	1,900,000	Deutsche Bank AG	9/07/16	1,953
USD	216,924	NOK	1,800,000	Deutsche Bank AG	9/07/16	1,850
USD	61,394	NOK	508,123	JPMorgan Chase Bank N.A.	9/07/16	680
USD	118,822	NOK	968,681	JPMorgan Chase Bank N.A.	9/07/16	3,078
USD	154,087	NOK	1,286,450	JPMorgan Chase Bank N.A.	9/07/16	374
USD	66,469	NOK	554,939	JPMorgan Chase Bank N.A.	9/07/16	162
USD	97,109	NOK	831,825	JPMorgan Chase Bank N.A.	9/07/16	(2,282)
USD	519,819	NOK	4,452,708	JPMorgan Chase Bank N.A.	9/07/16	(12,216)
USD	84,023	NOK	702,330	Morgan Stanley & Co. International PLC	9/07/16	104
USD	165,221	NOK	1,381,049	Morgan Stanley & Co. International PLC	9/07/16	205
USD	355,179	NOK	2,900,000	UBS AG	9/07/16	8,670
USD	232,703	NOK	1,900,000	UBS AG	9/07/16	5,681
USD	1,843,313	NOK	15,000,000	UBS AG	9/07/16	51,028
USD	218,416	NOK	1,800,000	UBS AG	9/07/16	3,342
USD	57,341	NZD	82,469	Bank of America N.A.	9/07/16	(1,203)
USD	65,533	NZD	94,251	Bank of America N.A.	9/07/16	(1,375)
USD	212,982	NZD	306,315	Bank of America N.A.	9/07/16	(4,469)
USD	951,113	NZD	1,360,000	Barclays Bank PLC	9/07/16	(14,344)
USD	797,257	NZD	1,140,000	Barclays Bank PLC	9/07/16	(12,024)
USD	372,288	NZD	531,382	Citibank N.A.	9/07/16	(4,938)
USD	254,309	NZD	362,986	Citibank N.A.	9/07/16	(3,373)
USD	334,894	NZD	477,939	Citibank N.A.	9/07/16	(4,392)
USD	228,337	NZD	325,867	Citibank N.A.	9/07/16	(2,994)
USD	232,682	NZD	332,755	Citibank N.A.	9/07/16	(3,540)

See Notes to Financial Statements.

50	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	341,267	NZD	488,041	Citibank N.A.	9/07/16	$(5,191)
USD	60,682	NZD	85,000	Credit Suisse International	9/07/16	341
USD	60,809	NZD	85,000	Credit Suisse International	9/07/16	468
USD	143,773	NZD	204,520	Credit Suisse International	9/07/16	(1,415)
USD	90,640	NZD	128,937	Credit Suisse International	9/07/16	(892)
USD	280,123	NZD	399,412	Credit Suisse International	9/07/16	(3,418)
USD	31,463	NZD	44,861	Credit Suisse International	9/07/16	(384)
USD	327,017	NZD	464,172	Goldman Sachs International	9/07/16	(2,497)
USD	518,716	NZD	736,273	Goldman Sachs International	9/07/16	(3,960)
USD	76,270	NZD	107,708	Goldman Sachs International	9/07/16	(191)
USD	57,364	NZD	82,469	HSBC Bank PLC	9/07/16	(1,180)
USD	213,067	NZD	306,315	HSBC Bank PLC	9/07/16	(4,384)
USD	65,559	NZD	94,251	HSBC Bank PLC	9/07/16	(1,349)
USD	5,114,355	NZD	7,380,000	HSBC Bank PLC	9/07/16	(124,671)
USD	866,253	NZD	1,250,000	HSBC Bank PLC	9/07/16	(21,116)
USD	32,203	NZD	45,000	HSBC Bank PLC	9/07/16	258
USD	170,701	NZD	244,020	HSBC Bank PLC	9/07/16	(2,528)
USD	116,387	NZD	166,378	HSBC Bank PLC	9/07/16	(1,723)
USD	127,604	NZD	180,000	JPMorgan Chase Bank N.A.	9/07/16	(177)
USD	226,891	NZD	320,000	JPMorgan Chase Bank N.A.	9/07/16	(275)
USD	191,439	NZD	270,000	JPMorgan Chase Bank N.A.	9/07/16	(232)
USD	37,057	NZD	52,292	JPMorgan Chase Bank N.A.	9/07/16	(65)
USD	297,319	NZD	427,370	Morgan Stanley & Co. International PLC	9/07/16	(6,069)
USD	91,483	NZD	131,499	Morgan Stanley & Co. International PLC	9/07/16	(1,867)
USD	80,047	NZD	115,061	Morgan Stanley & Co. International PLC	9/07/16	(1,634)
USD	381,148	NZD	540,000	Morgan Stanley & Co. International PLC	9/07/16	(2,195)
USD	197,632	NZD	280,000	Morgan Stanley & Co. International PLC	9/07/16	(1,138)
USD	194,857	NZD	276,891	Morgan Stanley & Co. International PLC	9/07/16	(1,707)
USD	309,084	NZD	439,207	Morgan Stanley & Co. International PLC	9/07/16	(2,707)
USD	125,018	NZD	178,618	Morgan Stanley & Co. International PLC	9/07/16	(1,782)
USD	85,400	NZD	122,014	Morgan Stanley & Co. International PLC	9/07/16	(1,217)
USD	409,132	NZD	580,000	UBS AG	9/07/16	(2,607)
USD	1,656,378	NZD	2,360,588	UBS AG	9/07/16	(19,392)
USD	186,042	NZD	265,139	UBS AG	9/07/16	(2,178)
USD	60,739	NZD	85,000	Westpac Banking Corp.	9/07/16	398
USD	304,955	PHP	14,227,667	Barclays Bank PLC	9/07/16	3,424
USD	174,554	PHP	8,288,467	Citibank N.A.	9/07/16	(1,105)
USD	500,052	PHP	23,744,256	Citibank N.A.	9/07/16	(3,166)
USD	172,025	PHP	8,168,344	Citibank N.A.	9/07/16	(1,089)
USD	19,088	PHP	902,251	Citibank N.A.	9/07/16	(34)
USD	20,527	PHP	970,246	Citibank N.A.	9/07/16	(36)
USD	33,528	PHP	1,584,823	Citibank N.A.	9/07/16	(59)
USD	216,286	PHP	10,000,000	Deutsche Bank AG	9/07/16	4,354
USD	51,668	PHP	2,450,449	Goldman Sachs International	9/07/16	(265)
USD	150,191	PHP	7,123,119	Goldman Sachs International	9/07/16	(771)
USD	300,382	PHP	14,225,962	Goldman Sachs International	9/07/16	(1,112)
USD	103,336	PHP	4,893,923	Goldman Sachs International	9/07/16	(383)
USD	104,855	PHP	4,965,892	Goldman Sachs International	9/07/16	(388)
USD	52,428	PHP	2,486,485	Goldman Sachs International	9/07/16	(269)
USD	148,942	PHP	7,029,474	Goldman Sachs International	9/07/16	(35)
USD	243,286	PHP	11,482,105	Goldman Sachs International	9/07/16	(58)
USD	218,359	PHP	10,300,000	Goldman Sachs International	9/07/16	69
USD	138,504	PHP	6,536,842	Goldman Sachs International	9/07/16	(33)
USD	223,752	PHP	10,400,000	HSBC Bank PLC	9/07/16	3,342
USD	225,287	PHP	10,646,155	HSBC Bank PLC	9/07/16	(340)
USD	77,502	PHP	3,662,421	HSBC Bank PLC	9/07/16	(117)
USD	78,641	PHP	3,716,280	HSBC Bank PLC	9/07/16	(119)
USD	365,854	PHP	17,250,000	HSBC Bank PLC	9/07/16	270
USD	642,630	PHP	30,300,000	HSBC Bank PLC	9/07/16	475
USD	393,425	PHP	18,550,000	HSBC Bank PLC	9/07/16	291
USD	593,975	PHP	28,000,000	HSBC Bank PLC	9/07/16	564
USD	106,067	PHP	5,000,000	HSBC Bank PLC	9/07/16	101
USD	223,004	PHP	10,400,000	HSBC Bank PLC	9/07/16	2,594
USD	299,578	PHP	13,972,333	HSBC Bank PLC	9/07/16	3,459

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	51

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	26,214	PHP	1,242,876	Morgan Stanley & Co. International PLC	9/07/16	$(127)
USD	75,096	PHP	3,560,508	Morgan Stanley & Co. International PLC	9/07/16	(363)
USD	25,834	PHP	1,224,863	Morgan Stanley & Co. International PLC	9/07/16	(125)
USD	207,756	PHP	9,810,907	Morgan Stanley & Co. International PLC	9/07/16	(169)
USD	364,928	PHP	17,233,072	Morgan Stanley & Co. International PLC	9/07/16	(297)
USD	223,413	PHP	10,550,280	Morgan Stanley & Co. International PLC	9/07/16	(182)
USD	1,087,283	PHP	50,700,000	Standard Chartered Bank	9/07/16	12,785
USD	229,663	PHP	10,700,000	UBS AG	9/07/16	2,895
USD	525,885	PLN	2,000,000	Barclays Bank PLC	9/07/16	21,786
USD	129,651	PLN	500,000	Barclays Bank PLC	9/07/16	3,626
USD	116,677	PLN	460,000	Barclays Bank PLC	9/07/16	734
USD	8,080	PLN	31,848	Barclays Bank PLC	9/07/16	52
USD	110,958	PLN	439,643	Barclays Bank PLC	9/07/16	146
USD	195,362	PLN	750,000	Barclays Bank PLC	9/07/16	6,325
USD	195,858	PLN	750,000	Barclays Bank PLC	9/07/16	6,820
USD	149,649	PLN	600,000	Barclays Bank PLC	9/07/16	(1,581)
USD	187,061	PLN	750,000	Barclays Bank PLC	9/07/16	(1,976)
USD	455,540	PLN	1,820,000	Barclays Bank PLC	9/07/16	(3,191)
USD	29,684	PLN	117,745	Barclays Bank PLC	9/07/16	7
USD	191,620	PLN	750,000	BNP Paribas S.A.	9/07/16	2,583
USD	290,320	PLN	1,150,000	BNP Paribas S.A.	9/07/16	463
USD	196,967	PLN	765,000	BNP Paribas S.A.	9/07/16	4,149
USD	179,140	PLN	700,000	BNP Paribas S.A.	9/07/16	2,706
USD	84,184	PLN	325,000	BNP Paribas S.A.	9/07/16	2,268
USD	121,743	PLN	470,000	BNP Paribas S.A.	9/07/16	3,279
USD	396,845	PLN	1,600,000	BNP Paribas S.A.	9/07/16	(6,435)
USD	173,620	PLN	700,000	BNP Paribas S.A.	9/07/16	(2,815)
USD	219,382	PLN	854,936	Credit Suisse International	9/07/16	3,895
USD	63,283	PLN	246,616	Credit Suisse International	9/07/16	1,124
USD	58,535	PLN	225,000	Credit Suisse International	9/07/16	1,823
USD	85,851	PLN	330,000	Credit Suisse International	9/07/16	2,674
USD	357,776	PLN	1,430,000	Credit Suisse International	9/07/16	(2,655)
USD	89,482	PLN	353,734	Credit Suisse International	9/07/16	324
USD	300,643	PLN	1,198,448	Credit Suisse International	9/07/16	(1,426)
USD	80,796	PLN	318,509	Deutsche Bank AG	9/07/16	516
USD	25,790	PLN	99,935	Deutsche Bank AG	9/07/16	602
USD	291,476	PLN	1,150,000	Deutsche Bank AG	9/07/16	1,619
USD	202,766	PLN	800,000	Deutsche Bank AG	9/07/16	1,126
USD	129,273	PLN	503,384	JPMorgan Chase Bank N.A.	9/07/16	2,395
USD	448,146	PLN	1,745,064	JPMorgan Chase Bank N.A.	9/07/16	8,303
USD	163,907	PLN	635,065	JPMorgan Chase Bank N.A.	9/07/16	3,839
USD	95,442	PLN	378,522	JPMorgan Chase Bank N.A.	9/07/16	36
USD	83,948	PLN	334,628	JPMorgan Chase Bank N.A.	9/07/16	(395)
USD	16,789	PLN	66,924	UBS AG	9/07/16	(79)
USD	176,813	RON	700,000	BNP Paribas S.A.	9/07/16	4,683
USD	587,364	RON	2,400,000	BNP Paribas S.A.	9/07/16	(2,798)
USD	197,030	RON	800,000	BNP Paribas S.A.	9/07/16	309
USD	1,274,306	RON	5,050,000	HSBC Bank PLC	9/07/16	32,507
USD	37,041	RUB	2,440,007	Barclays Bank PLC	9/07/16	(530)
USD	174,184	RUB	11,400,000	Barclays Bank PLC	9/07/16	(1,351)
USD	825,506	RUB	54,406,887	Barclays Bank PLC	9/07/16	(12,242)
USD	134,099	RUB	8,838,078	Barclays Bank PLC	9/07/16	(1,989)
USD	129,153	RUB	8,435,927	Barclays Bank PLC	9/07/16	(742)
USD	204,003	RUB	13,324,929	Barclays Bank PLC	9/07/16	(1,172)
USD	300,462	RUB	20,000,000	Barclays Bank PLC	9/07/16	(7,495)
USD	251,959	RUB	16,400,000	Citibank N.A.	9/07/16	(566)
USD	126,620	RUB	8,400,000	Citibank N.A.	9/07/16	(2,721)
USD	214,049	RUB	14,200,000	Citibank N.A.	9/07/16	(4,600)
USD	267,658	RUB	18,000,000	Citibank N.A.	9/07/16	(9,503)
USD	136,559	RUB	9,200,000	Credit Suisse International	9/07/16	(5,101)
USD	451,239	RUB	30,400,000	Credit Suisse International	9/07/16	(16,855)
USD	302,891	RUB	19,800,000	Credit Suisse International	9/07/16	(1,986)
USD	122,380	RUB	8,000,000	Credit Suisse International	9/07/16	(802)
USD	448,218	RUB	29,300,000	Credit Suisse International	9/07/16	(2,939)

See Notes to Financial Statements.

52	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	66,290	RUB	4,359,993	Goldman Sachs International	9/07/16	$(845)
USD	192,593	RUB	12,693,113	Goldman Sachs International	9/07/16	(2,854)
USD	31,286	RUB	2,061,922	Goldman Sachs International	9/07/16	(464)
USD	5,580	RUB	364,073	Goldman Sachs International	9/07/16	(26)
USD	8,813	RUB	575,071	Goldman Sachs International	9/07/16	(42)
USD	1,016,359	RUB	67,100,000	JPMorgan Chase Bank N.A.	9/07/16	(16,836)
USD	165,101	RUB	10,900,000	JPMorgan Chase Bank N.A.	9/07/16	(2,735)
USD	10,468	RUB	700,000	JPMorgan Chase Bank N.A.	9/07/16	(310)
USD	197,867	SEK	1,625,865	Bank of America N.A.	9/07/16	5,447
USD	150,543	SEK	1,243,425	Bank of America N.A.	9/07/16	3,384
USD	172,918	SEK	1,400,000	Citibank N.A.	9/07/16	7,229
USD	406,390	SEK	3,290,000	Citibank N.A.	9/07/16	17,021
USD	325,782	SEK	2,700,000	Citibank N.A.	9/07/16	6,239
USD	374,046	SEK	3,100,000	Citibank N.A.	9/07/16	7,163
USD	110,974	SEK	940,000	Citibank N.A.	9/07/16	(274)
USD	1,055,434	SEK	8,940,000	Citibank N.A.	9/07/16	(2,610)
USD	544,211	SEK	4,600,000	Citibank N.A.	9/07/16	(196)
USD	5,431	SEK	44,674	Citibank N.A.	9/07/16	144
USD	2,816	SEK	23,164	Citibank N.A.	9/07/16	75
USD	1,061,213	SEK	8,756,575	Credit Suisse International	9/07/16	24,878
USD	423,504	SEK	3,474,135	Credit Suisse International	9/07/16	12,342
USD	458,882	SEK	3,710,000	Credit Suisse International	9/07/16	19,806
USD	509,197	SEK	4,200,000	Credit Suisse International	9/07/16	12,129
USD	66,033	SEK	560,000	Credit Suisse International	9/07/16	(243)
USD	7,075	SEK	60,000	Credit Suisse International	9/07/16	(26)
USD	119,940	SEK	996,002	Credit Suisse International	9/07/16	2,064
USD	508,236	SEK	4,176,836	Credit Suisse International	9/07/16	13,911
USD	980,170	SEK	8,055,326	Credit Suisse International	9/07/16	26,828
USD	222,496	SEK	1,800,000	Deutsche Bank AG	9/07/16	9,467
USD	683,705	SEK	5,800,000	Deutsche Bank AG	9/07/16	(2,721)
USD	179,213	SEK	1,450,000	Goldman Sachs International	9/07/16	7,607
USD	3,528,645	SEK	28,550,000	Goldman Sachs International	9/07/16	149,770
USD	1,056,740	SEK	8,550,000	Goldman Sachs International	9/07/16	44,852
USD	1,248,312	SEK	10,100,000	Goldman Sachs International	9/07/16	52,983
USD	1,057,689	SEK	8,550,000	HSBC Bank PLC	9/07/16	45,802
USD	3,531,816	SEK	28,550,000	HSBC Bank PLC	9/07/16	152,941
USD	1,249,434	SEK	10,100,000	HSBC Bank PLC	9/07/16	54,105
USD	179,374	SEK	1,450,000	HSBC Bank PLC	9/07/16	7,768
USD	228,743	SEK	1,903,998	JPMorgan Chase Bank N.A.	9/07/16	3,406
USD	64,766	SGD	87,866	Bank of America N.A.	9/07/16	(490)
USD	598,117	SGD	810,000	Bank of America N.A.	9/07/16	(3,449)
USD	147,354	SGD	200,000	Bank of America N.A.	9/07/16	(1,181)
USD	164,743	SGD	221,921	Bank of America N.A.	9/07/16	(72)
USD	389,892	SGD	525,213	Bank of America N.A.	9/07/16	(171)
USD	221,031	SGD	300,000	Bank of America N.A.	9/07/16	(1,771)
USD	597,297	SGD	810,000	Barclays Bank PLC	9/07/16	(4,269)
USD	199,099	SGD	270,000	Barclays Bank PLC	9/07/16	(1,423)
USD	111,724	SGD	150,000	Barclays Bank PLC	9/07/16	323
USD	562,141	SGD	760,000	Barclays Bank PLC	9/07/16	(2,292)
USD	99,854	SGD	135,000	Barclays Bank PLC	9/07/16	(407)
USD	110,949	SGD	150,000	Barclays Bank PLC	9/07/16	(452)
USD	126,835	SGD	172,134	Citibank N.A.	9/07/16	(1,004)
USD	463,052	SGD	629,668	Citibank N.A.	9/07/16	(4,586)
USD	952,147	SGD	1,292,070	Citibank N.A.	9/07/16	(7,440)
USD	247,206	SGD	330,000	Citibank N.A.	9/07/16	2,123
USD	56,183	SGD	75,000	Citibank N.A.	9/07/16	483
USD	629,251	SGD	840,000	Citibank N.A.	9/07/16	5,405
USD	25,134	SGD	33,956	Citibank N.A.	9/07/16	(84)
USD	60,138	SGD	81,064	Citibank N.A.	9/07/16	(66)
USD	1,681,747	SGD	2,288,263	Credit Suisse International	9/07/16	(17,686)
USD	57,933	SGD	78,079	Credit Suisse International	9/07/16	(54)
USD	137,108	SGD	184,787	Credit Suisse International	9/07/16	(129)
USD	247,389	SGD	330,000	Deutsche Bank AG	9/07/16	2,307
USD	56,225	SGD	75,000	Deutsche Bank AG	9/07/16	524

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	53

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	629,718	SGD	840,000	Deutsche Bank AG	9/07/16	$5,872
USD	725,871	SGD	985,000	Deutsche Bank AG	9/07/16	(5,663)
USD	1,242,943	SGD	1,683,624	Deutsche Bank AG	9/07/16	(7,441)
USD	561,499	SGD	760,000	Deutsche Bank AG	9/07/16	(2,933)
USD	99,740	SGD	135,000	Deutsche Bank AG	9/07/16	(521)
USD	110,822	SGD	150,000	Deutsche Bank AG	9/07/16	(579)
USD	211,209	SGD	286,376	Goldman Sachs International	9/07/16	(1,475)
USD	117,949	SGD	160,000	Goldman Sachs International	9/07/16	(879)
USD	221,154	SGD	300,000	Goldman Sachs International	9/07/16	(1,648)
USD	272,757	SGD	370,000	Goldman Sachs International	9/07/16	(2,033)
USD	25,924	SGD	34,980	Goldman Sachs International	9/07/16	(55)
USD	214,656	SGD	290,000	Goldman Sachs International	9/07/16	(720)
USD	725,305	SGD	985,000	HSBC Bank PLC	9/07/16	(6,229)
USD	111,836	SGD	150,000	JPMorgan Chase Bank N.A.	9/07/16	435
USD	305,685	SGD	410,000	JPMorgan Chase Bank N.A.	9/07/16	1,189
USD	119,136	SGD	160,000	Westpac Banking Corp.	9/07/16	308
USD	136,918	THB	4,825,000	Bank of America N.A.	9/07/16	(234)
USD	329,780	THB	11,600,000	Barclays Bank PLC	9/07/16	45
USD	42,644	THB	1,500,000	Barclays Bank PLC	9/07/16	6
USD	255,864	THB	9,000,000	Barclays Bank PLC	9/07/16	35
USD	448,991	THB	15,800,000	Barclays Bank PLC	9/07/16	(130)
USD	221,654	THB	7,800,000	Barclays Bank PLC	9/07/16	(64)
USD	67,338	THB	2,375,000	Barclays Bank PLC	9/07/16	(173)
USD	394,662	THB	13,900,000	Barclays Bank PLC	9/07/16	(450)
USD	493,757	THB	17,400,000	Barclays Bank PLC	9/07/16	(844)
USD	731,535	THB	25,900,000	Citibank N.A.	9/07/16	(4,682)
USD	168,693	THB	5,965,000	Credit Suisse International	9/07/16	(864)
USD	95,730	THB	3,385,000	Credit Suisse International	9/07/16	(490)
USD	410,532	THB	14,500,000	Deutsche Bank AG	9/07/16	(1,635)
USD	224,241	THB	7,900,000	Goldman Sachs International	9/07/16	(320)
USD	204,226	THB	7,200,000	Goldman Sachs International	9/07/16	(436)
USD	892,832	THB	31,450,000	Goldman Sachs International	9/07/16	(1,146)
USD	341,345	THB	12,000,000	Goldman Sachs International	9/07/16	241
USD	295,833	THB	10,400,000	Goldman Sachs International	9/07/16	209
USD	130,792	THB	4,615,000	Goldman Sachs International	9/07/16	(391)
USD	230,551	THB	8,135,000	Goldman Sachs International	9/07/16	(689)
USD	478,415	THB	16,900,000	Goldman Sachs International	9/07/16	(1,974)
USD	167,115	THB	5,900,000	Goldman Sachs International	9/07/16	(595)
USD	732,052	THB	25,900,000	HSBC Bank PLC	9/07/16	(4,165)
USD	893,212	THB	31,450,000	JPMorgan Chase Bank N.A.	9/07/16	(766)
USD	213,159	THB	7,500,000	Morgan Stanley & Co. International PLC	9/07/16	(31)
USD	284,212	THB	10,000,000	Morgan Stanley & Co. International PLC	9/07/16	(42)
USD	391,489	THB	13,800,000	UBS AG	9/07/16	(781)
USD	129,186	TRY	382,693	Bank of America N.A.	9/07/16	(1,821)
USD	97,862	TRY	290,000	Bank of America N.A.	9/07/16	(1,413)
USD	248,571	TRY	740,000	Barclays Bank PLC	9/07/16	(4,752)
USD	359,420	TRY	1,070,000	Barclays Bank PLC	9/07/16	(6,871)
USD	251,885	TRY	747,307	Barclays Bank PLC	9/07/16	(3,939)
USD	194,481	TRY	580,613	Barclays Bank PLC	9/07/16	(4,279)
USD	424,322	TRY	1,266,792	Barclays Bank PLC	9/07/16	(9,336)
USD	243,990	TRY	729,020	Barclays Bank PLC	9/07/16	(5,574)
USD	449,949	TRY	1,331,392	Citibank N.A.	9/07/16	(5,824)
USD	210,352	TRY	629,387	Citibank N.A.	9/07/16	(5,105)
USD	458,949	TRY	1,373,208	Citibank N.A.	9/07/16	(11,138)
USD	457,087	TRY	1,340,000	Citibank N.A.	9/07/16	(1,632)
USD	201,351	TRY	600,980	Citibank N.A.	9/07/16	(4,381)
USD	211,488	TRY	620,000	Citibank N.A.	9/07/16	(755)
USD	77,421	TRY	228,608	Deutsche Bank AG	9/07/16	(837)
USD	221,367	TRY	660,000	Deutsche Bank AG	9/07/16	(4,570)
USD	455,285	TRY	1,360,000	Deutsche Bank AG	9/07/16	(10,281)
USD	244,381	TRY	730,000	Deutsche Bank AG	9/07/16	(5,519)
USD	165,773	TRY	490,000	Deutsche Bank AG	9/07/16	(1,968)
USD	358,610	TRY	1,060,000	Deutsche Bank AG	9/07/16	(4,258)
USD	90,363	TRY	270,000	JPMorgan Chase Bank N.A.	9/07/16	(2,066)

See Notes to Financial Statements.

54	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	518,713	TRY	1,530,000	Morgan Stanley & Co. International PLC	9/07/16	$(5,049)
USD	1,992,563	TRY	5,900,000	UBS AG	9/07/16	(27,172)
USD	1,175,275	TRY	3,480,000	UBS AG	9/07/16	(16,027)
USD	2,303,268	TRY	6,820,000	UBS AG	9/07/16	(31,409)
USD	170,298	TWD	5,510,000	Bank of America N.A.	9/07/16	(749)
USD	895,534	TWD	28,975,000	Bank of America N.A.	9/07/16	(3,939)
USD	404,989	TWD	13,150,000	Barclays Bank PLC	9/07/16	(3,227)
USD	136,864	TWD	4,400,000	Citibank N.A.	9/07/16	274
USD	370,256	TWD	12,000,000	Goldman Sachs International	9/07/16	(2,261)
USD	53,920	TWD	1,737,965	Goldman Sachs International	9/07/16	(31)
USD	285,329	TWD	9,196,729	Goldman Sachs International	9/07/16	(166)
USD	217,230	TWD	7,002,633	Goldman Sachs International	9/07/16	(153)
USD	41,051	TWD	1,323,332	Goldman Sachs International	9/07/16	(29)
USD	896,088	TWD	28,975,000	Goldman Sachs International	9/07/16	(3,386)
USD	170,404	TWD	5,510,000	Goldman Sachs International	9/07/16	(644)
USD	205,513	TWD	6,600,000	HSBC Bank PLC	9/07/16	629
USD	439,051	TWD	14,100,000	HSBC Bank PLC	9/07/16	1,344
USD	368,775	TWD	11,900,000	HSBC Bank PLC	9/07/16	(638)
USD	175,471	TWD	5,680,000	HSBC Bank PLC	9/07/16	(854)
USD	922,150	TWD	29,850,000	HSBC Bank PLC	9/07/16	(4,486)
USD	626,551	TWD	20,200,000	HSBC Bank PLC	9/07/16	(519)
USD	235,221	TWD	7,600,000	HSBC Bank PLC	9/07/16	(706)
USD	404,091	TWD	13,150,000	Morgan Stanley & Co. International PLC	9/07/16	(4,126)
USD	108,696	TWD	3,500,000	Morgan Stanley & Co. International PLC	9/07/16	45
USD	53,920	TWD	1,738,703	Morgan Stanley & Co. International PLC	9/07/16	(54)
USD	285,329	TWD	9,200,638	Morgan Stanley & Co. International PLC	9/07/16	(287)
USD	878,299	TWD	28,200,000	Westpac Banking Corp.	9/07/16	2,884
USD	90,422	ZAR	1,364,259	Citibank N.A.	9/07/16	(1,541)
USD	55,345	ZAR	835,741	HSBC Bank PLC	9/07/16	(992)
USD	354,625	ZAR	5,500,000	HSBC Bank PLC	9/07/16	(16,123)
USD	155,529	ZAR	2,400,000	HSBC Bank PLC	9/07/16	(6,252)
USD	294,702	ZAR	4,600,000	HSBC Bank PLC	9/07/16	(15,378)
ZAR	2,400,000	USD	157,712	Citibank N.A.	9/07/16	4,069
ZAR	7,700,000	USD	508,241	Morgan Stanley & Co. International PLC	9/07/16	10,806
USD	37,102	AUD	50,000	Barclays Bank PLC	9/20/16	(24)
USD	162,197	AUD	220,000	Citibank N.A.	9/20/16	(1,161)
USD	691,939	AUD	940,000	JPMorgan Chase Bank N.A.	9/20/16	(6,042)
USD	22,235	AUD	30,000	Morgan Stanley & Co. International PLC	9/20/16	(41)
USD	43,843	AUD	60,000	UBS AG	9/20/16	(709)
USD	244,507	AUD	330,000	UBS AG	9/20/16	(529)
USD	88,483	AUD	120,000	UBS AG	9/20/16	(621)
USD	125,684	AUD	170,000	UBS AG	9/20/16	(547)
USD	495,422	EUR	440,000	Barclays Bank PLC	9/20/16	5,251
USD	79,022	EUR	70,000	BNP Paribas S.A.	9/20/16	1,041
USD	55,621	EUR	50,000	Deutsche Bank AG	9/20/16	(81)
USD	179,968	EUR	160,000	Goldman Sachs International	9/20/16	1,724
USD	271,439	EUR	240,000	HSBC Bank PLC	9/20/16	4,072
USD	15,872	JPY	1,690,000	HSBC Bank PLC	9/20/16	(644)
USD	102,263	JPY	10,630,000	JPMorgan Chase Bank N.A.	9/20/16	(1,622)
USD	14,704	JPY	1,570,000	UBS AG	9/20/16	(639)
USD	6,705	JPY	720,000	UBS AG	9/20/16	(331)
USD	7,362	JPY	780,000	UBS AG	9/20/16	(261)
USD	10,780	JPY	1,120,000	UBS AG	9/20/16	(166)
Total						$(266,673)

Centrally Cleared Credit Default Swaps—Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Markit iTraxx XO, Series 25, Version 1	5.00%	6/20/21	EUR 5,980	$(86,761)

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	55

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.34%[1]	3-Month LIBOR	N/A	4/29/21	USD	25,510	$445,088
1.03%[2]	3-Month CDOR	N/A	6/20/21	CAD	34,940	(139,436)
1.79%[2]	3-Month LIBOR	N/A	4/29/26	USD	13,490	(536,654)
1.79%[2]	3-Month LIBOR	N/A	4/29/26	USD	13,490	(537,291)
1.45%[1]	3-Month CDOR	N/A	6/20/26	CAD	36,760	423,321
2.29%[1]	3-Month LIBOR	N/A	4/29/46	USD	2,860	312,777
2.29%[1]	3-Month LIBOR	N/A	4/29/46	USD	2,860	313,129
1.88%[2]	3-Month CDOR	N/A	6/20/46	CAD	7,630	(212,171)
Total						$68,763

[1] Master Portfolio pays the floating rate and receives the fixed rate.
[2] Master Portfolio pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Received	Unrealized Appreciation
Markit CMBX North America AM Index, Series 3	0.08%	Goldman Sachs International	12/13/49	AA+	USD 10,905	$(23,762)	$(71,094)	$47,332
[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Fixed Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Received	Unrealized Appreciation (Depreciation)
Change in Return of the Consumer Price Index for All Urban Consumers	1.35%[1]	Goldman Sachs International	N/A	3/03/18	$22,080	$129,663	—	$129,663
Change in Return of the Consumer Price Index for All Urban Consumers	1.66%[1]	JPMorgan Chase Bank N.A.	N/A	3/21/18	$11,680	4,197	—	4,197
Change in Return of the Consumer Price Index for All Urban Consumers	1.69%[2]	Deutsche Bank AG	N/A	2/16/46	$1,750	(72,549)	—	(72,549)
Total						$61,311	—	$61,311

[1] Master Portfolio pays the fixed rate and receives the total return of the reference entity.
[2] Master Portfolio receives the fixed rate and pays the total return of the reference entity.

Transactions in Options Written for the Six Months Ended June 30, 2016

Puts
	Contracts	Premiums Received
Outstanding options, beginning of period	—	—
Options written	320	$27,076
Options expired	—	—
Options exercised	—	—
Options closed	(320)	(27,076)

Outstanding options, end of period	—	—

See Notes to Financial Statements.

56	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$4,212,037	—	$4,212,037
Forward foreign currency exchange contracts . .	Net unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$3,895,080	—	—	3,895,080
Swaps — OTC	Unrealized appreciation on OTC swaps	—	$47,332	—	—	—	$133,860	181,192
Swaps — centrally cleared	Net unrealized appreciation[1]	—	—	—	—	1,494,315	—	1,494,315

Total		—	$47,332	—	$3,895,080	$5,706,352	$133,860	$9,782,624

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$1,113,659	—	$1,113,659
Forward foreign currency exchange contracts . .	Net unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$4,161,753	—	—	4,161,753
Swaps — OTC	Swap premiums received	—	$71,094	—	—	—	$72,549	143,643
Swaps — centrally cleared	Net unrealized depreciation[1]	—	86,761	—	—	1,425,552	—	1,512,313

Total		—	$157,855	—	$4,161,753	$2,539,211	$72,549	$6,931,368

[1]    Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	—	—	—	—	$1,815,336	—	$1,815,336
Forward foreign currency exchange contracts	—	—	—	$(850,560)	—	—	(850,560)
Options purchased[1]	—	—	—	—	(84,174)	—	(84,174)
Options written	—	—	—	—	19,940	—	19,940
Swaps	—	$133,356	—	—	(321,961)	$(412,132)	(600,737)

Total	—	$133,356	—	$(850,560)	$1,429,141	$(412,132)	$299,805

Net Change in Unrealized (Depreciation) on:
Futures contracts	—	—	—	—	$2,767,377	—	$2,767,377
Foreign currency exchange contracts	—	—	—	$34,564	—	—	34,564
Swaps	—	$(110,297)	—	—	219,441	$192,322	301,466

Total	—	$(110,297)	—	$34,564	$2,986,818	$192,322	$3,103,407

[1] Options purchased are included in net realized gain (loss) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$232,727,194
Average notional value of contracts — short	$81,910,426
Foreign currency exchange contracts:
Average amounts purchased — in USD	$343,091,915
Average amounts sold — in USD	$327,587,811
Options:
Average value of option contracts purchased	$64,800	[1]
Average value of option contracts written	$23,200	[1]
Credit default swaps:
Average notional amount — buy protection	$5,452,256
Average notional amount — sell protection	$23,972,117
Interest rate swaps:
Average notional amount — pays fixed rate	$29,965,096
Average notional amount — receives fixed rate	$29,841,557
Total return swaps:
Average notional amount	$53,765,000
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	57

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Derivative Financial Instruments — Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$379,982	$165,829
Forward foreign currency exchange contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	3,895,080	4,161,753
Swaps — Centrally cleared	37,350	—
Swaps — OTC[1]	181,192	143,643

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$4,493,604	$4,471,225

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(417,332)	(165,829)

Total derivative assets and liabilities subject to an MNA	$4,076,272	$4,305,396

[1] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums received in the Statement of Assets and Liabilities.

The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]
Bank of America N.A.	$194,117	$(194,117)	—	—	—
Barclays Bank PLC	471,202	(355,265)	—	—	$115,937
BNP Paribas S.A.	129,781	(67,152)	—	—	62,629
Citibank N.A.	513,315	(479,395)	—	—	33,920
Credit Suisse International	386,118	(384,761)	—	—	1,357
Deutsche Bank AG	296,230	(296,230)	—	—	—
Goldman Sachs International	479,433	(254,316)	—	—	225,117
HSBC Bank PLC	728,403	(513,714)	—	—	214,689
JPMorgan Chase Bank N.A.	63,771	(63,771)	—	—	—
Morgan Stanley & Co. International PLC	328,664	(326,591)	—	—	2,073
Nomura International PLC	2,672	(438)	—	—	2,234
Royal Bank of Canada	86,236	(86,236)	—	—	—
Standard Chartered Bank	15,890	(15,890)	—	—	—
State Street Bank & Trust Co.	169,036	—	—	—	169,036
UBS AG	151,989	(151,989)	—	—	—
Westpac Banking Corp.	59,415	(52,091)	—	—	7,324

Total	$4,076,272	$(3,241,956)	—	—	$834,316

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$279,954	$(194,117)	—	—	$85,837
Barclays Bank PLC	355,265	(355,265)	—	—	—
BNP Paribas S.A.	67,152	(67,152)	—	—	—
Citibank N.A.	479,395	(479,395)	—	—	—
Credit Suisse International	384,761	(384,761)	—	—	—
Deutsche Bank AG	503,135	(296,230)	—	$(206,905)	—
Goldman Sachs International	254,316	(254,316)	—	—	—
HSBC Bank PLC	513,714	(513,714)	—	—	—
JPMorgan Chase Bank N.A.	444,181	(63,771)	—	—	380,410
Morgan Stanley & Co. International PLC	326,591	(326,591)	—	—	—
Nomura International PLC	438	(438)	—	—	—
Royal Bank of Canada	113,756	(86,236)	—	—	27,520
Standard Chartered Bank	25,885	(15,890)	—	—	9,995
UBS AG	504,762	(151,989)	—	—	352,773
Westpac Banking Corp.	52,091	(52,091)	—	—	—

Total	$4,305,396	$(3,241,956)	—	$(206,905)	$856,535

[2] Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

58	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period end

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$90,526,676	$1,349,853	$91,876,529
Corporate Bonds	—	351,128,426	—	351,128,426
Foreign Agency Obligations	—	8,855,870	—	8,855,870
Investment Companies	$943	—	—	943
Municipal Bonds	—	6,509,238	—	6,509,238
Non-Agency Mortgage-Backed Securities	—	108,701,083	—	108,701,083
Preferred Securities	—	378,366	—	378,366
U.S. Government Sponsored Agency Securities	—	515,488,331	—	515,488,331
U.S. Treasury Obligations	—	34,983,263	—	34,983,263
Short-Term Securities	17,040,900	—	—	17,040,900
Liabilities:
Investments:
TBA Sale Commitments	—	(137,060,536)	—	(137,060,536)

Total	$17,041,843	$979,510,717	$1,349,853	$997,902,413

Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$47,332	—	$47,332
Foreign currency exchange contracts	—	3,895,080	—	3,895,080
Interest rate contracts	$4,212,037	1,494,315	—	5,706,352
Other contracts	—	133,860	—	133,860
Liabilities:
Credit contracts	—	(86,761)	—	(86,761)
Foreign currency exchange contracts	—	(4,161,753)	—	(4,161,753)
Interest rate contracts	(1,113,659)	(1,425,552)	—	(2,539,211)
Other contracts	—	(72,549)	—	(72,549)

Total	$3,098,378	$(176,028)	—	$2,922,350

[1]    Derivative financial instruments are swaps, futures contracts and forward foreign currency contracts. Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$57,095	—	—	$57,095
Cash pledged:
Centrally cleared swaps	873,000	—	—	873,000
OTC swaps	530,000	—	—	530,000
Futures contracts	5,050,000	—	—	5,050,000
Foreign currency at value	5,622,011	—	—	5,622,011
Liabilities:
Cash received as collateral for TBA commitments	—	$(337,000)	—	(337,000)
Collateral on securities loaned at value	—	(143,560)	—	(143,560)

Total	$12,132,106	$(480,560)	—	$11,651,546

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	59

Statement of Assets and Liabilities	CoreAlpha Bond Master Portfolio

June 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned of $138,706) (cost — $1,094,523,270)	$1,117,921,106
Investments at value — affiliated (cost — $17,041,807)	17,041,843
Cash	57,095
Cash pledged:
Collateral — OTC derivatives	530,000
Centrally cleared swaps	873,000
Futures contracts	5,050,000
Foreign currency at value (cost — $5,755,645)	5,622,011
Receivables:
Interest	4,139,507
Investments sold	3,082,976
Contributions from investors	65,966
Dividends — affiliated	21,048
Principal paydowns	43,683
TBA sale commitments	136,541,347
Securities lending income — affiliated	436
Variation margin on centrally cleared swaps	37,350
Variation margin on futures contracts	379,982
Unrealized appreciation on:
Forward foreign currency exchange contracts	3,895,080
OTC swaps	181,192

Total assets	1,295,483,622

Liabilities
Collateral on securities loaned at value	143,560
TBA sale commitments at value (proceeds — $136,541,347)	137,060,536
Cash received as collateral for TBA Commitments	337,000
Swap premiums received	71,094
Payables:
Investments purchased	296,370,031
Withdrawals to investors	2,210,360
Investment advisory fees	176,251
Trustees’ fees	22,591
Other accrued expenses	28,305
Variation margin payable on futures contracts	165,829
Unrealized depreciation on:
Forward foreign currency exchange contracts	4,161,753
OTC swaps	72,549

Total liabilities	440,819,859

Net Assets	$854,663,763

Net Assets Consist of
Investors’ capital	$829,021,200
Net unrealized appreciation (depreciation)	25,642,563

Net Assets	$854,663,763

See Notes to Financial Statements.

60	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Statement of Operations	CoreAlpha Bond Master Portfolio

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Interest — unaffiliated	$10,983,838
Dividends — affiliated	107,046
Securities lending — affiliated — net	2,393

Total income	11,093,277

Expenses
Investment advisory	1,025,318
Professional	21,131
Independent Trustees	19,565

Total expenses	1,066,014
Less fees waived by the Manager	(51,554)

Total expenses after fees waived	1,014,460

Net investment income	10,078,817

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	2,487,471
Investments — affiliated	449,830
Futures contracts	1,815,336
Foreign currency transactions	(850,541)
Options written	19,940
Swaps	(600,737)

3,321,299

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	24,745,520
Investments — affiliated	27,898
Futures contracts	2,767,377
Foreign currency translations	(52,257)
Swaps	301,466

27,790,004

Net realized and unrealized gain	31,111,303

Net Increase in Net Assets Resulting from Operations	$41,190,120

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	61

Statements of Changes in Net Assets	CoreAlpha Bond Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$10,078,817	$65,808,146
Net realized gain	3,321,299	20,619,514
Net change in unrealized appreciation (depreciation)	27,790,004	(60,017,386)

Net increase in net assets resulting from operations	41,190,120	26,410,274

Capital Transactions
Proceeds from contributions	206,517,772	402,475,509
Value of withdrawals	(209,041,568)	(2,500,269,038)[1]

Net decrease in net assets derived from capital transactions	(2,523,796)	(2,097,793,529)

Net Assets
Total increase (decrease) in net assets	38,666,324	(2,071,383,255)
Beginning of period	815,997,439	2,887,380,694

End of period	$854,663,763	$815,997,439

[1]	See Note 2 of Notes to Financial Statements.

Financial Highlights	CoreAlpha Bond Master Portfolio

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Total Return
Total return	5.05%[1]	0.60%	6.64%	(2.39)%	4.95%	8.38%

Ratios to Average Net Assets
Total expenses	0.26%[2]	0.25%	0.25%	0.25%	0.25%	0.27%

Total expenses after fees waived	0.25%[2]	0.24%	0.24%	0.24%	0.24%	0.26%

Net investment income	2.46%[2]	2.53%	2.52%	2.23%	2.36%	3.22%

Supplemental Data
Net assets, end of period (000)	$854,664	$815,997	$2,887,381	$3,373,147	$2,789,640	$2,362,453

Portfolio turnover rate[3,4]	376%	612%	686%	986%	2,128%	1,646%

[1]	Aggregate total return.

[2]	Annualized.

[3]	Portfolio turnover rates include TBA transactions, if any.

[4]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Portfolio turnover rate (excluding MDRs)	372%	540%	470%	736%	1,774%	1,510%

See Notes to Financial Statements.

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Notes to Financial Statements (Unaudited)	CoreAlpha Bond Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

In-Kind Redemptions: The Master Portfolio transferred securities and cash to shareholders in connection with an in-kind redemption transaction. For financial reporting purposes, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the redemption. For the year ended December 31, 2015, the Master Portfolio had in-kind redemptions of $2,013,230,637. For tax purposes, no gains or losses were recognized.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Master Portfolio’s investments and derivative financial instruments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of the Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as corporate bonds in the the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets, Inc.	$138,706	$(138,706)	—

[1]

Collateral with a value of $143,560 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: The Master Portfolio enters into forward foreign currency exchange contracts to gain or reduce exposure, to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: The Master Portfolio enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•

Credit default swaps — The Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Master Portfolio enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

•	Interest rate swaps — The Master Portfolio enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Master Portfolio enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee, which is determined by calculating a percentage of the Master Portfolio’s average daily net assets based on the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion.	0.25%
$1 Billion — $3 Billion	0.24%
$3 Billion — $5 Billion	0.23%
$5 Billion — $10 Billion	0.22%
Greater than $10 Billion.	0.21%

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”), both affiliates of the Manager. The Manager pays BIL and BFA, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Waivers

The Manager, with respect to the Master Portfolio, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2016, the amount waived was $10,858.

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated – net in the Statement of Operations. For the six months ended June 30, 2016, the Master Portfolio paid BTC $599 in total for securities lending agent services and collateral investment fees.

Officers and Trustees

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2017. If the Master Portfolio does not pay administration fees, BFA agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended June 30, 2016, the Manager waived $40,696.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

7. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$3,568,304,423	$3,555,641,250
U.S. Government Securities	$90,325,703	$66,511,467

For the six months ended June 30, 2016, purchases and sales related to mortgage dollar rolls were $38,036,618 and $38,060,157, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost.	$1,112,450,797

Gross unrealized appreciation	$26,884,973
Gross unrealized depreciation	(4,372,821)

Net unrealized appreciation	$22,512,152

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2016, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Master Portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty, to perform. The Master Portfolio may be exposed to counterparty credit risk with respect to options written to the extent the Master Portfolio deposits collateral with its counterparty to a written option.

With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master

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Notes to Financial Statements (concluded)	CoreAlpha Bond Master Portfolio

Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Advisors, LLC (the “Manager”), the Master Fund’s investment advisor. The Board of Trustees of the Master Fund also considered the approval of the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA”) with respect to the Master Portfolio (the “BFA Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL,” and together with BFA, the “Sub-Advisors”) with respect to the Master Portfolio (the “BIL Sub-Advisory Agreement,” and together with the BFA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). BlackRock CoreAlpha Bond Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Master Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund with respect to the Master Portfolio, (ii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Master Portfolio and (iii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Master Portfolio, each for a one-year term ending June 30, 2017. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	75

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, the Portfolio ranked in the second quartile, against its Broadridge Performance Universe.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual advisory rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the Master Portfolio or the Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

76	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio ranked in the second and first quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board also noted that the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases above certain contractually specified levels. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, (ii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Master Portfolio and (iii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Master Portfolio, each for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	77

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust/MIP.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust/MIP.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Advisers BlackRock Fund Advisors San Francisco, CA 94105 BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

78	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Additional Information

Proxy Results

BlackRock Funds III

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of the Trust.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	61,938,311,360	43,835,788
Susan J. Carter	61,780,259,925	201,887,223
Collette Chilton	61,948,124,716	34,022,432
Neil A. Cotty	61,775,834,676	206,312,472
Matina S. Horner	61,940,727,663	41,419,485
Rodney D. Johnson	61,941,649,924	40,497,224
Cynthia A. Montgomery	61,943,332,673	38,814,475
Joseph P. Platt	61,944,232,208	37,914,940
Robert C. Robb, Jr.	61,944,234,953	37,912,195
Mark Stalnecker	61,943,725,951	38,421,197
Kenneth L. Urish	61,944,152,210	37,994,938
Claire A. Walton	61,784,560,644	197,586,504
Frederick W. Winter	61,939,767,717	42,379,431
Barbara G. Novick	61,947,782,498	34,364,650
John M. Perlowski	61,944,381,941	37,765,207

*	Denotes Trust-wide proposal and voting results.

Master Investment Portfolio

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of MIP.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	93,744,625,170	102,294,210
Susan J. Carter	93,564,604,497	282,314,883
Collette Chilton	93,778,667,881	68,251,499
Neil A. Cotty	93,524,182,594	322,736,786
Matina S. Horner	93,744,748,738	102,170,642
Rodney D. Johnson	93,743,366,844	103,552,536
Cynthia A. Montgomery	93,738,956,489	107,962,891
Joseph P. Platt	93,750,384,350	96,535,030
Robert C. Robb, Jr.	93,749,078,613	97,840,767
Mark Stalnecker	93,668,711,867	178,207,513
Kenneth L. Urish	93,694,700,012	152,219,368
Claire A. Walton	93,569,519,963	277,399,417
Frederick W. Winter	93,699,601,190	147,318,190
Barbara G. Novick	93,778,480,450	68,438,930
John M. Perlowski	93,744,975,345	101,944,035

*	Denotes Trust-wide proposal and voting results.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	79

Additional Information (continued)

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

80	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2016	81

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CAB-6/16-SAR

JUNE 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Disciplined International Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape long term drove investors to high quality assets, pushing already-low global yields to even lower levels.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.84%	3.99%
U.S. small cap equities (Russell 2000® Index)	2.22	(6.73)
International equities (MSCI Europe, Australasia, Far East Index)	(4.42)	(10.16)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.05)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.15	0.19
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	7.95	9.49
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	5.31	6.00
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.35	7.80
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.06	1.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2016

Investment Objective

BlackRock Disciplined International Fund’s (the “Fund”) investment objective is to seek to provide long-term returns in excess of the total rate of return of the MSCI Europe Australasia Far East (“EAFE”) Index.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2016, the Fund’s Institutional Shares returned (5.34)%, Investor A Shares returned (5.46)% and Class K Shares returned (5.25)%. For the same period, the benchmark MSCI EAFE Index (the “Index”) returned (4.42)%.

•

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses. The Fund invests all of its assets in International Tilts Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

What factors influenced performance?

•

As the market strengthened in February, indicators that capture sentiment from sell-side analysts struggled, including insights based on forecasts, recommendation changes and analysts’ reports. In terms of country selection, overweight allocations to Italy and Japan detracted notably, as concerns about global growth and the market’s pessimistic reaction to negative interest rates in the eurozone and Japan weighed on these positions.

•

Across the second quarter of 2016, capturing medium-term trends in stock returns proved difficult, with two periods proving especially challenging. Specifically, oil rallied in mid-April on expectations for a surprise output cut agreement, leading to notable underperformance in stock selection driven by the comments of industrial firm sell-side analysts. In June, the surprise result of the United Kingdom’s referendum on leaving the European Union led statistical insights to struggle as the outlook for U.K. and European financial firms became clouded. The Master Portfolio’s overweight position in Italy was also a key detractor over this period.

•	On the positive side, the Master Portfolio’s focus on high-quality companies with shareholder-friendly policies, proven efficient and productive use of their assets and stable growth in fundamentals added to relative performance. This was particularly apparent in March within the industrials sector and over the second quarter in Europe as concerns about the U.K. vote on leaving the European Union escalated.

Describe recent portfolio activity.

•

With an outlook for elevated political and economic uncertainty on top of an already fragile macroeconomic backdrop and a relatively mature market cycle, the Master Portfolio has been shifting some exposure toward more defensive styles, while trimming any remaining indirect exposure informed by hedge fund positioning. The Master Portfolio slightly increased exposure to macro-based country and industry selection. Conversely, the Master Portfolio reduced exposure to contrarian indicators, given the uncertainty around Europe and accompanying potential for volatility.

•

The Master Portfolio held a slightly above-average weighting in cash at certain points during the period. The investment advisor routinely puts cash related to shareholder contributions in equity futures to minimize the impact of cash holdings. As the period progressed, the cash was invested as opportunities arose, and the Master Portfolio ended the period with a cash position of about 1%. The Master Portfolio’s cash position had no material impact to performance over the period.

Describe portfolio positioning at period end.

•

Relative to the MSCI EAFE Index, the Master Portfolio’s largest overweight positions at the country level were Australia and Finland, while the largest underweights were the United Kingdom and Germany. At the sector level, the Master Portfolio had significantly overweight positions in industrials and utilities, while having large underweight positions in financials and information technology.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction cost and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in common stocks.

[3]	A free-float adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

[4]	Commencement of operations of the Master Portfolio.

Performance Summary for the Period Ended June 30, 2016

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	with sales charge	w/o sales charge	with sales charge
Institutional	(5.34)%	(10.92)%	N/A	(2.35)%	N/A
Investor A	(5.46)	(11.14)	(15.83)%	(2.59)	(4.53)%
Class K	(5.25)	(10.74)	N/A	(2.15)	N/A
MSCI EAFE Index	(4.42)	(10.16)	N/A	(3.29)	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Master Portfolio commenced operations on October 31, 2013.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$946.60	$3.39	$1,000.00	$1,021.38	$3.52	0.70%
Investor A	$1,000.00	$945.40	$4.64	$1,000.00	$1,020.09	$4.82	0.95%
Class K	$1,000.00	$947.50	$2.42	$1,000.00	$1,022.38	$2.51	0.50%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366. Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	5

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Prior to September 9, 2015, the performance of the classes is based on the returns of the Master Portfolio in which the Fund invests all of its assets adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, contractually waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to waive or to continue waiving its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 4 of the Notes to Financial Statements for additional information on waivers.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2016 and held through June 30, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Statement of Assets and Liabilities	BlackRock Disciplined International Fund

June 30, 2016 (Unaudited)

Assets
Investments at value — Master Portfolio (cost — $4,738,029)	$4,580,809

Total assets	4,580,809

Liabilities
Payables:
Income dividends	58,949
Professional fees	8,153
Administration fees	96
Service fees	11

Total liabilities	67,209

Net Assets	$4,513,600

Net Assets Consist of
Paid-in capital	$5,006,649
Distributions in excess of net investment income	(1,626)
Accumulated net realized loss allocated from the Master Portfolio	(334,203)
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	(157,220)

Net Assets	$4,513,600

Net Asset Value
Institutional — Based on net assets of $45,069 and 5,000 shares outstanding, unlimited number of shares authorized, no par value	$9.01

Investor A — Based on net assets of $51,607 and 5,725 shares outstanding, unlimited number of shares authorized, no par value	$9.01

Class K — Based on net assets of $4,416,924 and 490,000 shares outstanding, unlimited number of shares authorized, no par value	$9.01

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	7

Statement of Operations	BlackRock Disciplined International Fund

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$114,426
Securities lending — affiliated — net	700
Dividends — affiliated	119
Expenses	(10,768)
Foreign taxes withheld	(17,990)
Fees waived	1,614

Total income	88,101

Fund Expenses
Professional	7,088
Administration — class specific	2,393
Service — class specific	66
Miscellaneous	54

Total expenses	9,601
Less fees waived by the Administrator	(7,088)

Total expenses after fees waived	2,513

Net investment income	85,588

Realized and Unrealized Gain (Loss) Allocation from the Master Portfolio
Net realized loss from investments, futures contracts and foreign currency transactions	(151,696)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(183,518)

Net realized and unrealized loss	(335,214)

Net Decrease in Net Assets Resulting from Operations	$(249,626)

See Notes to Financial Statements.

8	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Statements of Changes in Net Assets	BlackRock Disciplined International Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Period September 9, 2015[1] to December 31, 2015

Operations
Net investment income	$85,588	$27,057
Net realized loss	(151,696)	(1,992)
Net change in unrealized appreciation (depreciation)	(183,518)	26,298

Net increase (decrease) in net assets resulting from operations	(249,626)	51,363

Distributions to Shareholders[2]
From net investment income:
Institutional	(955)	(249)
Investor A	(870)	(210)
Class K	(84,530)	(27,457)
From net realized gain:
Institutional	—	(1,805)
Investor A	—	(1,805)
Class K	—	(176,905)

Decrease in net assets resulting from distributions to shareholders	(86,355)	(208,431)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	5,210	5,001,439

Net Assets
Total increase (decrease) in net assets	(330,771)	4,844,371
Beginning of period	4,844,371	—

End of period	$4,513,600	$4,844,371

Distributions in excess of net investment income, end of period	$(1,626)	$(859)

[1]	Commencement of operations.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	9

Financial Highlights	BlackRock Disciplined International Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Period September 9, 2015[1] to December 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.69		$10.00

Net investment income[2]	0.18		0.05
Net realized and unrealized gain (loss)	(0.70)		0.05

Net increase (decrease) from investment operations	(0.52)		0.10

Distributions:[3]
From net investment income	(0.16)		(0.05)
From net realized gain	—		(0.36)

Total distributions	(0.16)		(0.41)

Net asset value, end of period	$9.01		$9.69

Total Return[4]
Based on net asset value	(5.34)%	[5]	1.03%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.99%	[7,8]	1.08%	[7,8,9]

Total expenses after fees waived	0.70%	[7,8]	0.71%	[7,8]

Net investment income	3.99%	[7,8]	1.56%	[7,8]

Supplemental Data
Net assets, end of period (000)	$45		$48

Portfolio turnover rate of the Master Portfolio	51%		107%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.07% and 0.07%, respectively.

[9]	Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.91%.

See Notes to Financial Statements.

10	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Financial Highlights (continued)	BlackRock Disciplined International Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Period September 9, 2015[1] to December 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.69		$10.00

Net investment income[2]	0.15		0.04
Net realized and unrealized gain (loss)	(0.68)		0.05

Net increase (decrease) from investment operations	(0.53)		0.09

Distributions[3]
From net investment income	(0.15)		(0.04)
From net realized gain	—		(0.36)

Total distributions	(0.15)		(0.40)

Net asset value, end of period	$9.01		$9.69

Total Return[4]
Based on net asset value	(5.46)%	[5]	0.95%	[5]

Ratios to Average Net Assets[6]
Total expenses	1.26%	[7,8]	1.33%	[7,8,9]

Total expenses after fees waived	0.95%	[7,8]	0.96%	[7,8]

Net investment income	3.40%	[7,8]	1.31%	[7,8]

Supplemental Data
Net assets, end of period (000)	$52		$50

Portfolio turnover rate of the Master Portfolio	51%		107%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effect of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.07% and 0.07%, respectively.

[9]	Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.71%.

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	11

Financial Highlights (concluded)	BlackRock Disciplined International Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)	Period September 9, 2015[1] to December 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.69	$10.00

Net investment income[2]	0.17	0.05
Net realized and unrealized gain (loss)	(0.68)	0.06

Net increase (decrease) from investment operations	(0.51)	0.11

Distributions:[3]
From net investment income	(0.17)	(0.06)
From net realized gain	—	(0.36)

Total distributions	(0.17)	(0.42)

Net asset value, end of period	$9.01	$9.69

Total Return[4]
Based on net asset value	(5.25)%[5]	1.10%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.81% [7,8]	0.88%	[7,8,9]

Total expenses after fees waived	0.50% [7,8]	0.50%	[7,8]

Net investment income	3.83% [7,8]	1.77%	[7,8]

Supplemental Data
Net assets, end of period (000)	$4,417	$4,746

Portfolio turnover rate of the Master Portfolio	51%	107%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.07% and 0.07%, respectively.

[9]	Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.71%.

See Notes to Financial Statements.

12	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Notes to Financial Statements (Unaudited)	BlackRock Disciplined International Fund

1. Organization:

BlackRock Disciplined International Fund (the “Fund”) is a series of BlackRock Funds III (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing all of its assets in International Tilts Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). MIP is an affiliate of the Trust. The Master Portfolio has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2016, the percentage of the Master Portfolio owned by the Fund was 1.6%. As such, the financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Boards of Trustees of the Trust and Boards of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees”.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	[1]	None
Class K Shares	No	No		None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies administered by BlackRock Advisors, LLC (“BAL” or the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	13

Notes to Financial Statements (continued)	BlackRock Disciplined International Fund

The Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration

The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administration services an annual fee based on the average daily net assets of the Master Portfolio as follows:

	Institutional	Investor A	Class K
Rate	0.30%	0.30%	0.10%

For the six months ended June 30, 2016, the following table shows the class specific administration fees borne directly by each class of the Fund:

Institutional	Investor A	Class K	Total
$ 81	$78	$2,234	$2,393

BAL is entitled to receive an annual administrative fee of 0.05% of the Master Portfolio’s average daily net assets. BAL has contractually agreed to waive this administration fee through April 30, 2017. This waiver agreement may be terminated upon 90 days’ notice by a majority of the non-interested Trustees of MIP or by a majority of the outstanding voting securities of the Master Portfolio.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Service Fees

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to the shareholders.

For the six months ended June 30, 2016, the Investor A service fee was $66.

Expense Waivers

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses through April 30, 2017. These amounts are included in fees waived by the administrator in the Statements of Operations.

14	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Notes to Financial Statements (concluded)	BlackRock Disciplined International Fund

Officers and Trustees

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for the period ended December 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2016		Period September 9, 2015[1] to December 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,657	$25,000	5,000	$50,000
Shares issued in reinvestment of distributions	15	139	—	—
Shares redeemed	(2,672)	(25,141)	—	—

Net increase (decrease)	—	$(2)	5,000	$50,000

Investor A
Shares sold	563	$5,103	5,150	$51,439
Shares issued in reinvestment of distributions	12	109	—	—

Net increase	575	$5,212	5,150	$51,439

Class K
Shares sold	—	—	490,000	$4,900,000

Net increase	—	—	490,000	$4,900,000

Total Net Increase	575	$5,210	500,150	$5,001,439

[1]	Commencement of operations.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	15

Portfolio Information as of June 30, 2016	International Tilts Master Portfolio

Ten Largest Holdings	Percent of Net Assets
Nestle SA, Registered Shares	2%
British American Tobacco PLC	2
Novo Nordisk A/S, Class B	1
Sanofi	1
HSBC Holdings PLC	1
Roche Holding AG	1
Bayer AG, Registered Shares	1
Novartis AG, Registered Shares	1
Industria de Diseno Textil SA	1
Kone OYJ, Class B	1

Geographic Allocation	Percent of Net Assets
Japan	23%
United Kingdom	15
France	9
Switzerland	9
Australia	8
United States	7
Germany	7
Netherlands	5
Spain	4
Italy	3
Sweden	2
Denmark	2
Finland	2
Hong Kong	2
Singapore	2
Other[1]	2
Liabilities in Excess of Other Assets	(2)

[1]	Other includes a 1% or less investment in each of the following countries: Austria, Belgium, Ireland, Isle of Man, Israel, Luxembourg, New Zealand, Norway and Portugal.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

16	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 8.3%
Amcor Ltd.	31,833	$357,917
Aristocrat Leisure Ltd.	122,203	1,271,284
Australia & New Zealand Banking Group Ltd. (a)	92,383	1,683,223
BHP Billiton Ltd.	148,751	2,073,027
BlueScope Steel Ltd.	8,093	39,102
Caltex Australia Ltd.	51,213	1,234,742
CIMIC Group Ltd.	17,971	485,174
Commonwealth Bank of Australia (a)	32,572	1,828,272
CSL Ltd.	7,452	628,446
CSR Ltd.	74,540	204,922
DUET Group (b)	15,316	28,727
DuluxGroup Ltd. (a)	5,590	26,606
Fortescue Metals Group Ltd.	238,539	638,341
Goodman Group	3,313	17,769
GPT Group	10,494	42,675
JB Hi-Fi Ltd. (a)	1,809	32,783
Medibank Pvt Ltd.	110,292	244,579
Mirvac Group	339,942	516,999
National Australia Bank Ltd. (a)	101,338	1,945,630
Northern Star Resources Ltd.	85,705	317,286
Oil Search Ltd.	15,927	80,425
Orora Ltd.	13,277	27,567
OZ Minerals, Ltd.	38,911	166,984
Qantas Airways Ltd. (c)	520,763	1,103,144
QBE Insurance Group Ltd.	21,272	168,040
Rio Tinto Ltd. (a)	20,787	719,034
Scentre Group	55,240	204,607
South32 Ltd. (c)	51,274	60,133
Stockland (a)	192,082	681,026
Suncorp Group Ltd.	68,735	630,294
Sydney Airport (b)	445,685	2,327,208
Telstra Corp. Ltd.	344,020	1,437,911
Wesfarmers Ltd. (a)	5,128	154,644
Westpac Banking Corp.	90,526	2,007,463
Woolworths Ltd. (a)	29,942	470,944
WorleyParsons Ltd.	4,982	27,339

		23,884,267
Austria — 0.5%
Erste Group Bank AG (c)	27,492	625,937
OMV AG	15,234	428,238
Raiffeisen Bank International AG (a)(c)	1,652	20,869
Schoeller-Bleckmann Oilfield Equipment AG (a)	74	4,477
Vienna Insurance Group AG (a)	1,137	21,594
Voestalpine AG	5,248	176,622
Wienerberger AG	9,874	138,364

		1,416,101
Belgium — 1.5%
Ageas	14,052	488,437
Anheuser-Busch InBev SA	9,989	1,320,909
bpost SA	53,044	1,357,855
Delhaize Group	1,194	126,127
Euronav NV (a)	2,368	21,867
Groupe Bruxelles Lambert SA	1,908	156,467
NV Bekaert SA	913	39,770
Proximus	11,802	375,049
Telenet Group Holding NV (a)(c)	6,255	286,019

		4,172,500

Common Stocks	Shares	Value
Denmark — 2.2%
Carlsberg A/S, Class B (a)	2,484	$236,993
Danske Bank A/S	23,146	609,211
ISS A/S	11,469	431,353
NKT Holding A/S	3,560	180,041
Novo Nordisk A/S, Class B	78,102	4,206,018
Pandora A/S	4,810	655,119

		6,318,735
Finland — 2.2%
Cargotec OYJ	8,332	339,571
Elisa OYJ	3,036	116,653
Fortum OYJ	10,303	165,532
Kone OYJ, Class B	62,116	2,866,673
Metso OYJ	22,584	530,946
Stora Enso OYJ, Class R	116,347	935,672
UPM-Kymmene OYJ	69,348	1,273,975

		6,229,022
France — 9.4%
Air France-KLM (c)	16,642	105,025
AtoS SE	2,951	243,307
AXA SA	106,372	2,103,252
BNP Paribas SA	32,893	1,442,539
Bouygues SA	2,373	67,982
Christian Dior SA	640	102,523
Cie Generale des Etablissements Michelin	18,049	1,700,948
CNP Assurances	11,273	166,319
Compagnie de Saint-Gobain	34,858	1,321,313
Credit Agricole SA	37,530	315,512
Danone SA	2,721	190,423
Electricite de France SA (a)	56,817	688,918
Engie SA	48,261	774,910
Faurecia	5,554	176,326
Hermes International	25	9,319
ICADE	683	47,995
Klepierre	1,073	47,346
Lagardere SCA	17,220	374,570
LVMH Moet Hennessy Louis Vuitton SA	2,456	370,204
Metropole Television SA	10,510	174,739
Orange SA	42,755	695,218
Peugeot SA (c)	149,325	1,789,823
Plastic Omnium SA	2,535	70,869
Renault SA	4,547	343,287
Safran SA	33,632	2,264,838
Sanofi	46,495	3,862,929
SCOR SE	10,848	320,721
Societe Generale SA	17,824	557,640
Technicolor SA, Registered Shares	29,799	184,532
Technip SA	8,192	443,391
Thales SA	24,460	2,031,262
TOTAL SA	40,479	1,941,210
Valeo SA	42,562	1,889,500
Wendel SA	1,108	114,549

		26,933,239
Germany — 7.4%
Allianz SE, Registered Shares	17,785	2,537,162
BASF SE	7,357	564,125
Bayer AG, Registered Shares	33,566	3,371,194
Continental AG (a)	6,413	1,213,510

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	17

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Germany (continued)
Covestro AG (d)	615	$27,392
Daimler AG, Registered Shares	4,779	285,967
Deutsche Post AG, Registered Shares	8,912	251,073
Deutsche Telekom AG, Registered Shares (a)	65,206	1,111,910
Dialog Semiconductor PLC (a)(c)	13,460	403,308
Duerr AG	379	28,778
E.ON SE	186,545	1,883,137
Evonik Industries AG	44,256	1,319,207
Hannover Rueck SE	174	18,231
Hochtief AG	16,674	2,152,791
KION Group AG	8,243	399,521
Lanxess AG	1,136	49,840
Linde AG	3,409	474,998
Metro AG	4,224	129,914
OSRAM Licht AG	20,204	1,049,735
Porsche Automobil Holding SE, Preference Shares	3,555	164,319
ProSiebenSat.1 Media AG, Registered Shares (c)	32,638	1,427,653
Rhoen Klinikum AG	3,427	100,313
RWE AG (a)(c)	2,873	45,753
SAP SE	8,722	655,067
Siemens AG, Registered Shares	10,178	1,044,478
Software AG	2,132	72,493
Talanx AG (c)	3,508	104,479
TUI AG	21,468	244,347
Volkswagen AG (a)	754	99,952

		21,230,647
Hong Kong — 2.1%
AIA Group Ltd.	81,800	491,923
BOC Hong Kong Holdings Ltd.	19,500	58,760
Cheung Kong Property Holdings Ltd.	23,184	146,074
CK Hutchison Holdings Ltd.	184	2,024
CLP Holdings Ltd.	243,500	2,487,398
Henderson Land Development Co. Ltd.	28,490	160,933
HKT Trust & HKT Ltd. (b)	55,000	79,259
Hong Kong Exchanges & Clearing Ltd.	28,000	682,236
Kerry Properties Ltd.	35,500	87,891
New World Development Co. Ltd.	128,000	130,351
Power Assets Holdings Ltd.	3,000	27,584
Sands China Ltd.	133,600	452,091
SJM Holdings Ltd.	172,000	105,315
Sun Hung Kai Properties Ltd.	26,000	313,791
Swire Properties Ltd.	56,800	151,338
Techtronic Industries Co. Ltd.	16,500	68,904
WH Group Ltd. (d)	156,000	123,551
Wheelock & Co. Ltd.	74,000	347,625

		5,917,048
Ireland — 1.0%
DCC PLC	18,202	1,601,768
Experian PLC	2,169	41,151
Glanbia PLC	1,109	20,836
Shire PLC	17,113	1,057,625

		2,721,380
Isle of Man — 0.0%
Playtech PLC	2,779	29,564
Israel — 0.1%
Azrieli Group Ltd.	345	14,671
Bank Hapoalim BM	4,994	25,159
Teva Pharmaceutical Industries Ltd.	4,081	206,541

		246,371

Common Stocks	Shares	Value
Italy — 2.8%
A2A SpA (a)	50,137	$65,743
Assicurazioni Generali SpA	65,961	777,837
Enel SpA	310,346	1,377,764
Eni SpA	33,667	542,280
Ferrari NV	7,821	321,070
Intesa Sanpaolo SpA (a)	645,690	1,228,299
Mediaset SpA	148,014	517,612
Mediobanca SpA	186,451	1,074,292
Moncler SpA	27,902	440,499
Parmalat SpA	27,652	71,869
Prada SpA (a)	13,400	41,497
Recordati SpA	6,767	203,548
Salvatore Ferragamo SpA	1,082	22,055
Saras SpA (a)	5,281	9,179
UniCredit SpA	552,047	1,214,090

		7,907,634
Japan — 22.6%
ABC-Mart, Inc.	3,800	255,025
Adastria Holdings Co. Ltd.	600	23,776
Advance Residence Investment Corp.	10	26,799
Ajinomoto Co., Inc.	32,800	772,799
Asahi Group Holdings Ltd.	85,600	2,767,859
Asahi Kasei Corp.	90,000	626,313
Astellas Pharma, Inc.	180,200	2,825,958
Calbee, Inc. (a)	7,000	292,851
Casio Computer Co. Ltd. (a)	4,100	59,041
Central Japan Railway Co.	4,400	782,600
Chubu Electric Power Co., Inc.	17,300	246,197
COMSYS Holdings Corp.	28,900	468,541
Dai-ichi Life Insurance Co. Ltd.	44,200	494,792
Daicel Corp.	42,700	442,460
Daiichi Sankyo Co. Ltd.	27,700	672,974
Daito Trust Construction Co. Ltd.	9,200	1,493,734
Daiwa Securities Group, Inc.	29,000	152,783
DIC Corp. (a)	600	12,566
Dowa Holdings Co. Ltd.	26,000	134,013
East Japan Railway Co.	18,700	1,732,991
Eisai Co. Ltd.	5,400	301,515
Electric Power Development Co. Ltd.	1,100	25,628
Fuji Electric Co. Ltd.	20,000	83,271
Fuji Heavy Industries Ltd.	61,100	2,100,213
Fuji Media Holdings, Inc.	3,700	41,603
FUJIFILM Holdings Corp.	8,900	345,324
Fujitsu General Ltd.	63,000	1,403,183
Fujitsu Ltd.	9,000	33,096
Glory Ltd.	900	24,489
Gree, Inc. (a)	5,000	28,338
GungHo Online Entertainment, Inc. (a)	10,600	28,722
Hankyu Hanshin Holdings, Inc.	40,000	298,262
Haseko Corp.	81,300	818,512
Hitachi Capital Corp.	1,500	29,770
Hitachi Ltd.	110,000	460,884
Honda Motor Co. Ltd.	2,600	65,222
Hoya Corp.	54,300	1,939,378
Hulic Co. Ltd.	5,800	61,118
Iida Group Holdings Co. Ltd.	10,800	221,174
ITOCHU Corp.	16,800	205,518
Japan Airlines Co. Ltd.	10,800	347,464
Japan Aviation Electronics Industry Ltd.	3,000	41,381
Japan Petroleum Exploration Co.	12,300	247,932

See Notes to Financial Statements.

18	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Japan Post Bank Co. Ltd.	15,200	$178,731
Japan Tobacco, Inc. (a)	32,600	1,313,851
JX Holdings, Inc.	103,200	402,822
K’s Holdings Corp.	1,600	29,859
Kaken Pharmaceutical Co. Ltd.	2,500	163,905
Kansai Electric Power Co., Inc. (c)	10,500	102,262
Kao Corp.	28,500	1,659,900
KDDI Corp.	9,600	291,933
Kikkoman Corp.	16,000	590,400
Kinden Corp.	6,600	71,444
Kyushu Electric Power Co. Inc. (a)	3,700	37,109
Lintec Corp.	13,900	272,216
Marubeni Corp.	5,800	26,203
Matsumotokiyoshi Holdings Co. Ltd.	1,600	78,220
Miraca Holdings, Inc.	800	34,694
Mitsubishi Corp.	17,200	302,846
Mitsubishi Electric Corp.	41,000	489,472
Mitsubishi Estate Co. Ltd.	32,000	586,969
Mitsubishi Gas Chemical Co., Inc.	16,000	83,471
Mitsubishi Heavy Industries Ltd.	47,000	188,997
Mitsubishi Motors Corp.	3,300	15,234
Mitsubishi Tanabe Pharma Corp.	10,500	189,716
Mitsubishi UFJ Financial Group, Inc.	121,700	545,563
Mitsui & Co. Ltd.	5,800	69,236
Mitsui Fudosan Co. Ltd.	1,000	22,951
Mixi, Inc.	1,000	41,345
Mizuho Financial Group, Inc.	1,493,800	2,149,665
Murata Manufacturing Co. Ltd.	6,300	706,322
Nexon Co. Ltd. (a)	45,600	674,882
NGK Spark Plug Co. Ltd. (a)	3,300	49,813
NH Foods Ltd.	60,000	1,469,639
Nichirei Corp.	4,000	36,903
Nikon Corp.	4,100	55,513
Nippon Shokubai Co. Ltd.	4,900	281,830
Nippon Steel & Sumitomo Metal Corp.	6,100	118,094
Nippon Telegraph & Telephone Corp.	48,600	2,279,091
Nippon Television Network Corp.	3,500	57,787
Nippon Yusen KK	36,000	63,332
Nishimatsu Construction Co. Ltd.	11,000	51,281
Nissan Chemical Industries Ltd. (a)	17,100	498,931
Nissan Motor Co. Ltd.	169,600	1,513,564
Nissin Foods Holdings Co. Ltd.	1,600	87,378
Nitori Holdings Co. Ltd.	1,100	133,412
Nomura Holdings, Inc.	18,100	64,374
Nomura Real Estate Holdings, Inc.	32,600	569,656
NSK Ltd.	2,900	21,228
NTT DoCoMo, Inc.	85,500	2,305,810
Obic Co. Ltd.	11,400	627,528
Oki Electric Industry Co. Ltd.	192,000	256,853
OKUMA Corp.	7,000	46,015
Omron Corp. (a)	7,700	251,334
ORIX Corp.	43,200	559,028
Osaka Gas Co. Ltd.	50,000	192,224
OSG Corp. (a)	7,600	126,603
Panasonic Corp.	50,100	431,037
Penta-Ocean Construction Co. Ltd.	2,100	11,104
Pigeon Corp.	2,700	80,715
Pola Orbis Holdings, Inc.	400	37,644
Resona Holdings, Inc.	168,500	615,853
Rohm Co. Ltd.	800	31,576

Common Stocks	Shares	Value
Japan (continued)
Secom Co. Ltd.	400	$29,573
Seino Holdings Co Ltd.	2,400	22,002
Senshu Ikeda Holdings, Inc.	21,500	80,137
Seven & i Holdings Co. Ltd.	5,900	247,376
Seven Bank Ltd.	44,300	137,503
Shin-Etsu Chemical Co. Ltd.	14,000	820,238
Shionogi & Co. Ltd.	18,200	994,922
Skylark Co. Ltd. (a)	7,800	98,861
SMC Corp. (a)	400	98,410
Softbank Group Corp.	1,800	101,794
Sompo Japan Nipponkoa Holdings, Inc.	2,100	55,886
Square Enix Holdings Co., Ltd.	1,200	38,956
Start Today Co. Ltd.	6,900	364,725
Sumitomo Chemical Co. Ltd.	12,000	49,513
Sumitomo Corp.	6,100	61,487
Sumitomo Dainippon Pharma Co. Ltd. (a)	10,300	178,528
Sumitomo Electric Industries Ltd.	25,800	341,474
Sumitomo Forestry Co., Ltd.	2,200	29,859
Sumitomo Mitsui Financial Group, Inc.	24,000	693,001
Sumitomo Mitsui Trust Holdings, Inc.	571,000	1,857,926
Sumitomo Realty & Development Co. Ltd.	7,000	189,822
Sundrug Co. Ltd.	700	65,726
T&D Holdings, Inc.	3,200	27,174
Tadano Ltd.	77,000	642,918
Taisei Corp.	22,000	180,767
Taiyo Yuden Co Ltd.	17,000	148,376
Tohoku Electric Power Co., Inc.	5,100	64,365
Tokai Rika Co., Ltd.	4,600	67,948
Tokio Marine Holdings, Inc.	83,700	2,786,462
Tokyo Electron Ltd.	1,100	92,960
Tokyo Gas Co. Ltd.	660,000	2,724,980
TonenGeneral Sekiyu KK (a)	22,000	200,410
Tosoh Corp.	53,000	244,469
Toyota Motor Corp.	43,200	2,129,695
TS Tech Co. Ltd.	8,500	208,283
United Arrows Ltd.	900	26,207
West Japan Railway Co.	9,200	583,034
Yakult Honsha Co. Ltd.	1,600	83,157
Zeon Corp.	55,000	356,216

		64,806,577
Luxembourg — 0.0%
Regus PLC	11,257	43,527
Netherlands — 4.9%
Aegon NV	6,218	24,638
Akzo Nobel NV	3,028	188,102
Altice NV Class B (c)	6,868	103,474
ASML Holding NV	13,056	1,285,208
Eurocommercial Properties NV CVA	2,811	119,711
Euronext NV (d)	3,938	144,466
GrandVision NV (d)	2,659	68,779
Heineken Holding NV	2,713	219,812
Heineken NV	18,404	1,688,048
ING Groep NV CVA	13,997	144,811
Koninklijke Ahold NV	128,748	2,843,086
Koninklijke KPN NV	7,923	28,241
Royal Dutch Shell PLC, Class A	78,238	2,148,818
Royal Dutch Shell PLC, Class B	79,321	2,191,526
Unilever NV CVA	58,694	2,729,835

		13,928,555

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	19

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
New Zealand — 0.1%
Contact Energy Ltd.	10,505	$39,000
Spark New Zealand Ltd.	54,037	137,343
Vector Ltd.	5,687	13,395

		189,738
Norway — 0.5%
Fred Olsen Energy ASA (c)	8	24
Orkla ASA	23,888	212,449
Subsea 7 SA (a)(c)	61,926	608,701
Telenor ASA	31,235	517,033

		1,338,207
Portugal — 0.1%
Galp Energia SGPS SA	5,370	74,688
Jeronimo Martins SGPS SA	15,320	241,623
NOS SGPS SA	5,046	30,537

		346,848
Singapore — 1.6%
CapitaLand Commercial Trust Ltd. (a)	557,900	613,623
City Developments Ltd. (a)	46,500	282,573
ComfortDelGro Corp. Ltd.	562,000	1,154,140
DBS Group Holdings Ltd. (a)	24,400	287,698
Jardine Cycle & Carriage Ltd.	5,000	136,779
Noble Group Ltd. (a)(c)	44	7
Singapore Airlines Ltd.	111,100	882,235
Venture Corp. Ltd.	6,200	38,109
Wilmar International Ltd.	73,700	179,408
Yangzijiang Shipbuilding Holdings Ltd.	1,500,000	1,006,060

		4,580,632
Spain — 4.0%
ACS Actividades de Construccion y Servicios SA	48,730	1,336,623
Aena SA (d)	7,589	1,005,925
Amadeus IT Holding SA, Class A (a)	27,750	1,222,629
Banco Bilbao Vizcaya Argentaria SA	63,389	363,184
Banco de Sabadell SA	17,650	23,373
Banco Popular Espanol SA (a)	117,500	152,698
Banco Santander SA	259,221	1,005,952
Bankinter SA (a)	45,142	291,398
CaixaBank SA (a)	220,718	486,456
Ebro Foods SA (a)	1,004	23,110
Endesa SA	10,897	218,654
Grifols SA	16,866	383,134
Industria de Diseno Textil SA (a)	92,518	3,108,045
Mediaset Espana Comunicacion SA	70,424	794,989
Repsol SA	89,050	1,141,520

		11,557,690
Sweden — 2.5%
Axfood AB	30,745	590,529
Boliden AB	4,834	94,476
Bonava AB, -B Shares (c)	5,105	61,545
Castellum AB	14,342	203,914
Electrolux AB, Class B	24,214	660,191
Fabege AB	12,987	220,879
Intrum Justitia AB	73,426	2,302,828
Investor AB, Class B	10,565	354,939
Kinnevik AB	5,499	131,452
NCC AB, -B Shares	3,466	80,478
Nordea Bank AB	77,767	659,747

Common Stocks	Shares	Value
Sweden (continued)
Skanska AB, Class B	44,296	$927,513
Telefonaktiebolaget LM Ericsson, Class B	106,414	817,531
TeliaSonera AB	2	9

		7,106,031
Switzerland — 8.5%
ABB Ltd., Registered Shares (c)	21,281	421,195
Actelion Ltd., Registered Shares (c)	10,850	1,827,113
Adecco SA, Registered Shares	23,458	1,183,176
Banque Cantonale Vaudoise, Registered Shares	73	48,872
Cembra Money Bank AG (c)	288	20,143
Clariant AG (c)	4,371	73,867
EMS-Chemie Holding AG, Registered Shares	112	57,826
GAM Holding AG (c)	1,563	16,686
Georg Fischer AG, Registered Shares	217	173,472
Glencore PLC (c)	369,692	761,979
Kuehne & Nagel International AG, Registered Shares	11,617	1,627,653
Logitech International SA, Registered Shares (a)	27,567	448,170
Lonza Group AG, Registered Shares (c)	10,846	1,801,648
Nestle SA, Registered Shares	81,713	6,330,985
Novartis AG, Registered Shares (a)	39,712	3,277,769
Roche Holding AG	13,171	3,475,560
Schindler Holding AG, Participation Certificates	1,478	267,589
Sika AG, Bearer Shares	19	79,668
STMicroelectronics NV (a)	44,402	259,236
Straumann Holding AG, Registered Shares (a)	582	229,604
Swiss Life Holding AG, Registered Shares (c)	4,317	997,649
Swiss Prime Site AG, Registered Shares (c)	1,310	118,593
Swiss Re AG	9,499	829,647
UBS Group AG	3,795	49,242

		24,377,342
United Kingdom — 15.1%
Anglo American PLC	113,347	1,111,054
ARM Holdings PLC	50,371	765,121
AstraZeneca PLC	21,037	1,257,665
Aviva PLC	18,614	98,120
Barclays PLC	252,332	469,308
Berendsen PLC	3,142	51,049
BHP Billiton PLC	51,356	650,009
Booker Group PLC	67,176	155,565
BP PLC	322,450	1,887,465
British American Tobacco PLC	81,727	5,298,280
Britvic PLC	145,612	1,139,447
BT Group PLC	467,119	2,567,564
BTG PLC (c)	4,118	39,773
Burberry Group PLC	11,858	184,456
Carnival PLC	1,480	65,652
Centrica PLC	150,737	455,827
Close Brothers Group PLC	16,220	245,867
Compass Group PLC	2,022	38,469
Croda International PLC	556	23,340
Derwent London PLC	2,027	70,717
Diageo PLC	38,644	1,079,545
Dixons Carphone PLC	49,199	211,165
DS Smith PLC	6,620	34,250
easyJet PLC	17,139	249,057
Fiat Chrysler Automobiles NV	22,043	135,685
GKN PLC	40,701	147,153

See Notes to Financial Statements.

20	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
GlaxoSmithKline PLC	64,393	$1,382,839
Hammerson PLC	24,655	177,579
Hays PLC	22,289	29,123
Henderson Group PLC	10,036	28,670
Hikma Pharmaceuticals PLC (a)	13,621	448,553
Howden Joinery Group PLC	54,111	277,918
HSBC Holdings PLC	570,542	3,534,821
Imperial Brands PLC	13,709	743,476
Inchcape PLC	10,676	89,767
InterContinental Hotels Group PLC	705	26,001
Intermediate Capital Group PLC	10,878	71,271
Intertek Group PLC	40,310	1,878,174
ITV PLC	301,950	723,978
J. Sainsbury PLC (a)	121,474	378,414
Jupiter Fund Management PLC	9,227	45,309
Land Securities Group PLC	1,770	24,630
Legal & General Group PLC	135,523	346,952
Lloyds Banking Group PLC	1,833,056	1,327,662
Man Group PLC	6,123	9,513
Marks & Spencer Group PLC	8,170	34,988
Mondi PLC	12,495	233,937
National Grid PLC	56,100	824,969
Old Mutual PLC	5,775	15,601
Persimmon PLC	4,351	84,373
Provident Financial PLC	8,121	250,402
Prudential PLC	17,663	299,722
Qinetiq Group PLC	249,592	740,920
Reckitt Benckiser Group PLC	4,940	495,342
Rentokil Initial PLC	61,211	158,072
Rightmove PLC	6,767	330,506
Rio Tinto PLC	29,632	920,563
Royal Bank of Scotland Group PLC (c)	69,746	158,055
SABMiller PLC	14,290	833,379
Schroders PLC	9,603	303,461
Segro PLC	12,686	70,316
Severn Trent PLC	10,646	347,370
Sky PLC	168,105	1,910,250
Spirax-Sarco Engineering PLC	6,378	319,375
SSE PLC	48,661	1,012,789
Standard Chartered PLC	79,910	606,275
Standard Life PLC	38,771	152,965
Tate & Lyle PLC	73,550	657,607
Thomas Cook Group PLC (c)	163,730	137,594

Common Stocks	Shares	Value
United Kingdom (continued)
Unilever PLC	7,246	$347,193
Vedanta Resources PLC (a)	6,790	37,943
Vodafone Group PLC	574,232	1,750,751
WH Smith PLC	2,473	51,954
Wolseley PLC	5,578	288,849

		43,351,774
United States — 0.0%
Sims Metal Management, Ltd. (a)	3,759	22,290
Total Common Stocks — 97.4%		278,655,719

Rights
Hong Kong — 0.0%
Noble Group, Ltd. (Expires 07/16/20) (a)(c)	44	3
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 07/16/18) (c)	47,009	33,022
Repsol SA (Expires 07/16/08) (c)	85,908	27,934

		60,956
Total Rights — 0.0%		60,959
Total Long-Term Investments (Cost — $293,121,128) — 97.4%		278,716,678

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (e)(f)(g)	15,777,717	15,777,717
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (e)(f)(g)	5,595,871	5,595,871
Total Short-Term Securities (Cost — $21,373,588) — 7.5%		21,373,588
Total Investments (Cost — $314,494,716) — 104.9%		300,090,266
Liabilities in Excess of Other Assets — (4.9)%		(13,889,013)

Net Assets — 100.0%		$286,201,253

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	21

Schedule of Investments (continued)	International Tilts Master Portfolio

(e)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at June 30, 2016	Value at June 30, 2016	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	18,111,897	(2,334,180)	15,777,717	$15,777,717	$38,244	[1]
BlackRock Cash Funds: Prime, SL Agency Shares	4,733,349	862,522	5,595,871	5,595,871	12,545	[1]
Total				$21,373,588	$50,789	[1]

[1]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
92	Euro Stoxx 50 Index	September 2016	EUR	2,914,869	$18,018
19	FTSE 100 Index	September 2016	GBP	1,624,490	97,876
6	SPI 200 Index	September 2016	AUD	579,039	5,658
20	Yen Denom Nikkei Index	September 2016	JPY	1,524,234	(10,341)
Total					$111,211

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$121,552	—	—	—	$121,552

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$10,341	—	—	—	$10,341

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(539,200)	—	—	—	$(539,200)

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$107,151	—	—	—	$107,151

See Notes to Financial Statements.

22	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Schedule of Investments (continued)	International Tilts Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,784,270

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
OTC	Over-the-Counter
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$23,884,267	—	$23,884,267
Austria	—	1,416,101	—	1,416,101
Belgium	—	4,172,500	—	4,172,500
Denmark	—	6,318,735	—	6,318,735
Finland	—	6,229,022	—	6,229,022
France	—	26,933,239	—	26,933,239
Germany	—	21,230,647	—	21,230,647
Hong Kong	$79,259	5,837,789	—	5,917,048
Ireland	20,836	2,700,544	—	2,721,380
Isle of Man	—	29,564	—	29,564
Israel	—	246,371	—	246,371
Italy	71,869	7,835,765	—	7,907,634
Japan	—	64,806,577	—	64,806,577
Luxembourg	—	43,527	—	43,527
Netherlands	2,729,835	11,198,720	—	13,928,555
New Zealand	—	189,738	—	189,738
Norway	—	1,338,207	—	1,338,207
Portugal	—	346,848	—	346,848
Singapore	38,109	4,542,523	—	4,580,632
Spain	—	11,557,690	—	11,557,690
Sweden	61,545	7,044,486	—	7,106,031
Switzerland	—	24,377,342	—	24,377,342
United Kingdom	—	43,351,774	—	43,351,774
United States	—	22,290	—	22,290
Rights	60,956	3	—	60,959
Short-Term Securities	21,373,588	—	—	21,373,588

Total	$24,435,997	$275,654,269	—	$300,090,266

Derivative Financial Instruments [1]
Assets:
Equity contracts	$121,552	—	—	$121,552
Liabilities:
Equity contracts	(10,341)	—	—	(10,341)

Total	$111,211	—	—	$111,211

[1] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	23

Schedule of Investments (concluded)	International Tilts Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$124,421	—	—	$124,421
Cash pledged for financial futures contracts	466,910	—	—	466,910
Foreign currency at value	3,414,256	—	—	3,414,256
Liabilities:
Collateral on securities loaned at value	—	$(19,497,756)	—	(19,497,756)

Total	$4,005,587	$(19,497,756)	—	$(15,492,169)

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

24	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Statement of Assets and Liabilities	International Tilts Master Portfolio

June 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned of $18,749,919, cost — $293,121,128)	$278,716,678
Investments at value — affiliated (cost — $21,373,588)	21,373,588
Cash	124,421
Cash pledged for futures contracts	466,910
Foreign currency at value (cost — $3,422,741)	3,414,256
Receivables:
Contributions from investors	6,594,125
Dividends	650,389
Investments sold	2,511,731
Variation margin on futures contracts	79,887
Dividends — affiliated	563
Securities lending income — affiliated	6,888

Total assets	313,939,436

Liabilities
Collateral on securities loaned at value	19,497,756
Payables:
Investment advisory fees	80,471
Investments purchased	8,115,608
Administration fees	11,673
Trustees’ fees	9,788
Other accrued expenses	22,887

Total liabilities	27,738,183

Net Assets	$286,201,253

Net Assets Consist of
Investors’ capital	$300,518,788
Net unrealized appreciation (depreciation)	(14,317,535)

Net Assets	$286,201,253

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	25

Statement of Operations	International Tilts Master Portfolio

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Dividends — unaffiliated	$7,110,569
Securities lending — affiliated — net	43,386
Dividends — affiliated	7,403
Foreign taxes withheld	(1,117,134)

Total income	6,044,224

Expenses
Investment advisory	569,443
Administration	71,181
Professional	17,835
Trustees	10,250

Total expenses	668,709
Less fees waived by the Manager	(100,348)

Total expenses after fees waived	568,361

Net investment income	5,475,863

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(9,019,289)
Futures contracts	(539,200)
Foreign currency transactions	175,308

(9,383,181)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,994,655)
Futures contracts	107,151
Foreign currency translations	(20,048)

(10,907,552)

Net realized and unrealized loss	(20,290,733)

Net Decrease in Net Assets Resulting from Operations	$(14,814,870)

See Notes to Financial Statements.

26	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Statements of Changes in Net Assets	International Tilts Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$5,475,863	$31,447,971
Net realized loss	(9,383,181)	(33,347,985)
Net change in unrealized appreciation (depreciation)	(10,907,552)	52,749,468

Net increase (decrease) in net assets resulting from operations	(14,814,870)	50,849,454

Capital Transactions
Proceeds from contributions	34,995,892	211,647,509
Value of withdrawals	(38,830,842)	(1,207,440,039)

Net decrease in net assets derived from capital transactions	(3,834,950)	(995,792,530)

Net Assets
Total decrease in net assets	(18,649,820)	(944,943,076)
Beginning of period	304,851,073	1,249,794,149

End of period	$286,201,253	$304,851,073

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	27

Financial Highlights	International Tilts Master Portfolio

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		Period October 31, 2013[1] to December 31, 2013
		2015	2014

Total Return
Total return	(5.11)%[2]	2.25%	(3.94)%	1.60%[2]

Ratios to Average Net Assets
Total expenses	0.47%[3]	0.45%	0.46%	0.53%[3]

Total expenses after fees waived	0.40%[3]	0.43%	0.45%	0.45%[3]

Net investment income	3.85%[3]	2.65%	2.84%	1.17%[3]

Supplemental Data
Net assets, end of period (000)	$286,201	$304,851	$1,249,794	$552,818

Portfolio turnover rate	51%	107%	120%	15%

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]	Annualized.

See Notes to Financial Statements.

28	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Notes to Financial Statements (Unaudited)	International Tilts Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. International Tilts Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	29

Notes to Financial Statements (continued)	International Tilts Master Portfolio

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Master Portfolio assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Futures contracts traded on exchanges are valued at their last sale price.

•	Investments in open-end U.S. mutual funds are valued at net asset value each business day.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The

30	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Notes to Financial Statements (continued)	International Tilts Master Portfolio

significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Master Portfolio’s investments and derivative financial instruments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Credit Suisse Securities (USA) LLC	$827,852	$(827,852)	—
Deutsche Bank Securities Inc.	32,779	(32,779)	—
Goldman Sachs & Co.	3,118,811	(3,118,811)	—
HSBC Bank PLC	719,022	(719,022)	—
JP Morgan Securities LLC	157,718	(157,718)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	793,249	(793,249)	—
Mizuho Securities USA Inc.	581,604	(553,485)	$28,119
Morgan Stanley	6,591,448	(6,591,448)	—
State Street Bank & Trust Co.	5,927,436	(5,927,436)	—

Total	$18,749,919	$(18,721,800)	$28,119

[1]

Collateral with a value of $19,497,756 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

[2]

The market value of the loaned securities is determined as of June 30, 2016. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	31

Notes to Financial Statements (continued)	International Tilts Master Portfolio

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risk (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee, which is determined by calculating a percentage of the Master Portfolio’s average daily net assets, based on the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.40%
$1 Billion — $3 Billion	0.38%
$3 Billion — $5 Billion	0.36%
$5 Billion — $10 Billion	0.35%
Greater than $10 Billion	0.34%

The Manager, with respect to the Master Portfolio, entered into sub-advisory agreements with BlackRock Fund Advisors (“BFA”) and BlackRock International Limited (“BIL”), affiliates of the Manager. The Manager pays BFA and BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

32	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Notes to Financial Statements (continued)	International Tilts Master Portfolio

MIP, on behalf of the Master Portfolio entered into an Administration Agreement with BFA, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BFA, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BFA is entitled to receive for these administration services an annual fee of 0.05% based on the average daily net assets of the Master Portfolio. BFA has contractually agreed to waive this administration fee through April 30, 2017.

From time to time, BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BFA may delegate certain of its administration duties to sub-administrators.

Expense Waivers

The Manager, with respect to the Master Portfolio, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2016, the amount waived was $1,082.

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended June 30, 2016, the Master Portfolio paid BTC $10,766 in total for securities lending agent services and collateral investment fees.

Officers and Trustees

The fees and expenses of the Master Portfolio’s Trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2017.

Certain officers and/or Trustees of MIP are officers and/or Trustees of BlackRock or its affiliates.

7. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments, excluding short-term securities, were $145,869,716 and $143,013,186, respectively.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	33

Notes to Financial Statements (continued)	International Tilts Master Portfolio

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the two years ended December 31, 2015 and the period ended December 31, 2013. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

Tax Cost

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$323,040,470

Gross unrealized appreciation	$13,318,748
Gross unrealized depreciation	(36,268,952)

Net unrealized depreciation	$(22,950,204)

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2016, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

34	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Notes to Financial Statements (concluded)	International Tilts Master Portfolio

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Master Portfolio concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

The United Kingdom has voted to withdraw from the European Union on June 23, 2016, which may introduce significant new uncertainties and instability in the financial markets across Europe.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	35

Disclosure of Sub-Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on May 18-20, 2016 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement between BlackRock Advisors, LLC (the “Manager”), the Master Fund’s investment advisor, and BlackRock International Limited (“BIL”) with respect to International Tilts Master Portfolio (the “Master Portfolio), a series of the Master Fund (the “BIL Sub-Advisory Agreement”). The BIL Sub-Advisory Agreement was substantially the same as the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA”) with respect to the Master Portfolio (the “BFA Sub-Advisory Agreement”) previously approved. BlackRock Disciplined International Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the BIL Sub-Advisory Agreement with respect to the Master Portfolio. For simplicity, as pertinent, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

On the date of the Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). Pursuant to the 1940 Act, the Board is required to consider the initial approval of the BIL Sub-Advisory Agreement.

At the Meeting, the Board reviewed materials relating to its consideration of the BIL Sub-Advisory Agreement. The Master Fund’s investment advisory agreement (the “Advisory Agreement”) with the Manager on behalf of the Master Portfolio and the BFA Sub-Advisory Agreement were most recently approved by the Board of the Master Fund at the same Meeting. A discussion of the basis for the Board of the Master Fund’s approval and the Board of the Fund’s consideration of the Advisory Agreement and the BFA Sub-Advisory Agreement at the Meeting is included in this shareholder report. The factors considered by the Board at the Meeting in connection with approval of the proposed BIL Sub-Advisory Agreement were substantially the same as the factors considered at the Meeting with respect to approval of the Advisory Agreement and the BFA Sub-Advisory Agreement.

Following discussion, the Board of the Master Fund, including the Independent Board Members, approved the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Master Portfolio for a two-year term beginning on the effective date of the BIL Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the BIL Sub-Advisory Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. The Board of the Fund, including the Independent Board Members, also considered the BIL Sub-Advisory Agreement with respect to the Master Portfolio and found the BIL Sub-Advisory Agreement to be satisfactory. In arriving at its decision to approve the BIL Sub-Advisory Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

36	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of International Tilts Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Advisors, LLC (the “Manager”), the Master Fund’s investment advisor. The Board of Trustees of the Master Fund also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Fund Advisors (the “Sub-Advisor”) with respect to the Master Portfolio. BlackRock Disciplined International Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	37

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Master Fund with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2017. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative,

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

38	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-year and since-inception periods reported, the Portfolio ranked in the first and fourth quartiles, respectively, against its Broadridge Performance Universe.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual advisory rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	39

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the Master Portfolio or the Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board also noted that the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases above certain contractually specified levels. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Master Fund with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to

40	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	41

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust/MIP.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust/MIP.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103

Sub-Advisors BlackRock Fund Advisors San Francisco, CA 94105	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Sidley Austin LLP New York, NY 10019

BlackRock International Limited Edinburgh, United Kingdom		Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

42	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Additional Information

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	43

Additional Information (continued)

Proxy Results

BlackRock Funds III

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

		Votes For	Votes Withheld
Approved the Trustees* as follows:	David O. Beim	61,938,311,360	43,835,788
	Susan J. Carter	61,780,259,925	201,887,223
	Collette Chilton	61,948,124,716	34,022,432
	Neil A. Cotty	61,775,834,676	206,312,472
	Matina S. Horner	61,940,727,663	41,419,485
	Rodney D. Johnson	61,941,649,924	40,497,224
	Cynthia A. Montgomery	61,943,332,673	38,814,475
	Joseph P. Platt	61,944,232,208	37,914,940
	Robert C. Robb, Jr.	61,944,234,953	37,912,195
	Mark Stalnecker	61,943,725,951	38,421,197
	Kenneth L. Urish	61,944,152,210	37,994,938
	Claire A. Walton	61,784,560,644	197,586,504
	Frederick W. Winter	61,939,767,717	42,379,431
	Barbara G. Novick	61,947,782,498	34,364,650
	John M. Perlowski	61,944,381,941	37,765,207

*	Denotes Trust-wide proposal and voting results.

Master Investment Portfolio

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the MIP.

		Votes For	Votes Withheld
Approved the Trustees* as follows:	David O. Beim	93,744,625,170	102,294,210
	Susan J. Carter	93,564,604,497	282,314,883
	Collette Chilton	93,778,667,881	68,251,499
	Neil A. Cotty	93,524,182,594	322,736,786
	Matina S. Horner	93,744,748,738	102,170,642
	Rodney D. Johnson	93,743,366,844	103,552,536
	Cynthia A. Montgomery	93,738,956,489	107,962,891
	Joseph P. Platt	93,750,384,350	96,535,030
	Robert C. Robb, Jr.	93,749,078,613	97,840,767
	Mark Stalnecker	93,668,711,867	178,207,513
	Kenneth L. Urish	93,694,700,012	152,219,368
	Claire A. Walton	93,569,519,963	277,399,417
	Frederick W. Winter	93,699,601,190	147,318,190
	Barbara G. Novick	93,778,480,450	68,438,930
	John M. Perlowski	93,744,975,345	101,944,035

*	Denotes MIP-wide proposal and voting results.

44	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

Additional Information (continued)

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016	45

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

46	BLACKROCK DISCIPLINED INTERNATIONAL FUND	JUNE 30, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

DIF-6/16-SAR

JUNE 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Large Cap Index Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape long term drove investors to high quality assets, pushing already-low global yields to even lower levels.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.84%	3.99%
U.S. small cap equities (Russell 2000® Index)	2.22	(6.73)
International equities (MSCI Europe, Australasia, Far East Index)	(4.42)	(10.16)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.05)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.15	0.19
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	7.95	9.49
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	5.31	6.00
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.35	7.80
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.06	1.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2016

Investment Objective

BlackRock Large Cap Index Fund’s (the “Fund”) investment objective is to match the performance of the Russell 1000® Index as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2016, the Fund’s Institutional Shares returned 3.66%, Investor A Shares returned 3.53%, and Class K Shares returned 3.67%. The benchmark Russell 1000® Index returned 3.74% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•	Market-moving events and headlines in the first half of the year have been dominated by slowing global growth fears and geopolitical events.

•

The first week of the year was the worst start to a year since 2009, and by February 11, the S&P 500® Total Return Index hit a low for the year of (10.27)%, while the Russell 1000® Index was similarly low at (10.91)%. With fears of a global economic slowdown, oil prices cratering, and terrorist attacks in Istanbul, Jakarta and Pakistan, equities suffered.

•

Russia and Saudi Arabia agreed to freeze oil production, and oil began to rebound in February. U.S. equities responded in kind, aided by dovish comments from Fed officials. In March, the European Central

Bank unexpectedly cut rates and increased asset purchases, while the Fed kept rates unchanged and scaled back the expected number of rate hikes this year. Despite the terror attacks in Brussels, the market rallied in March and the S&P 500® Index ended the first quarter up 1.35%.

•

Domestic equity markets posted gains in the first half of the year despite increased volatility in June from the “Brexit”, i.e., the United Kingdom’s vote to leave the European Union. Following the vote, equity markets declined worldwide and investors rushed to high quality assets, driving U.S. Treasury yields further down. However, U.S. equities capitalized on the upward momentum from their March rally, which continued through the second quarter as commodities rebounded and dovish comments from the Fed fueled the market.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 1000® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in securities in the Russell 1000® Index and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000® Index.

[3]

An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended June 30, 2016

		Average Annual Total Returns[5]
	6-Month Total Returns	1 Year	5 Years	Since Inception[6]
Institutional	3.66%	2.86%	11.77%	11.18%
Investor A	3.53	2.60	11.42	10.84
Class K	3.67	2.90	11.75	11.16
Russell 1000® Index	3.74	2.93	11.88	11.31

[5]	See “About Fund Performance” on Page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on March 31, 2011.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[7]	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,036.60	$0.46	$1,000.00	$1,024.42	$0.45	0.09%
Investor A	$1,000.00	$1,035.30	$1.92	$1,000.00	$1,022.97	$1.91	0.38%
Class K	$1,000.00	$1,036.70	$0.41	$1,000.00	$1,024.47	$0.40	0.08%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	5

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2016 and held through June 30, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Statement of Assets and Liabilities	BlackRock Large Cap Index Fund

June 30, 2016 (Unaudited)

Assets
Investments at value — Master Portfolio (cost — $186,697,086)	$202,306,288
Receivables:
Capital shares sold	960,537
From the Administrator	10,130
Prepaid expenses	27,820

Total assets	203,304,775

Liabilities
Payables:
Contributions to the Master Portfolio	910,220
Income dividends	504,123
Capital shares redeemed	50,317
Service fees	3,855
Administration fees	1,633
Officer’s fees	83
Other accrued expenses	62,406

Total liabilities	1,532,637

Net Assets	$201,772,138

Net Assets Consist of
Paid-in capital	$167,610,397
Distributions in excess of net investment income	(160,571)
Accumulated net realized gain allocated from the Master Portfolio	18,713,110
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	15,609,202

Net Assets	$201,772,138

Net Asset Value
Institutional — Based on net assets of $90,070,970 and 6,247,200 shares outstanding, unlimited number of shares authorized, no par value	$14.42

Investor A — Based on net assets of $19,649,275 and 1,369,736 shares outstanding, unlimited number of shares authorized, no par value	$14.35

Class K — Based on net assets of $92,051,893 and 6,407,615 shares outstanding, unlimited number of shares authorized, no par value	$14.37

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	7

Statement of Operations	BlackRock Large Cap Index Fund

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$1,919,939
Securities lending — affiliated — net	28,893
Dividends — affiliated	17,256
Foreign taxes withheld	(986)
Expenses	(33,860)
Fees waived	1,987

Total income	1,933,229

Fund Expenses
Administration	8,581
Service and distribution — class specific	22,008
Transfer agent — class specific	11,182
Recoupment of past fees waived — class specific	1,614
Professional	27,132
Registration	26,724
Printing	9,063
Officer and Trustees	9
Miscellaneous	4,036

Total expenses	110,349
Less:
Fees waived by the Administrator	(8,581)
Transfer agent fees waived and/or reimbursed — class specific	(5,303)
Other expenses reimbursed by the Administrator	(29,971)

Total expenses after fees waived and/or reimbursed	66,494

Net investment income	1,866,735

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized loss from investments and futures contracts	(181,194)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	11,874,795

Net realized and unrealized gain	11,693,601

Net Increase in Net Assets Resulting from Operations	$13,560,336

See Notes to Financial Statements.

8	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Statements of Changes in Net Assets	BlackRock Large Cap Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$1,866,735	$1,780,592
Net realized gain (loss)	(181,194)	23,655,263
Net change in unrealized appreciation (depreciation)	11,874,795	(24,271,610)

Net increase in net assets resulting from operations	13,560,336	1,164,245

Distributions to Shareholders[1]
From net investment income:
Institutional	(877,424)	(49,031)
Investor A	(159,635)	(294,975)
Class K	(868,109)	(1,564,063)
From net realized gain:
Institutional	(193,434)	(108,722)
Investor A	(41,509)	(563,699)
Class K	(198,432)	(2,500,143)

Decrease in net assets resulting from distributions to shareholders	(2,338,543)	(5,080,633)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	92,089,664	14,158,685

Net Assets
Total increase in net assets	103,311,457	10,242,297
Beginning of period	98,460,681	88,218,384

End of period	$201,772,138	$98,460,681

Distributions in excess of net investment income, end of period	$(160,571)	$(122,138)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	9

Financial Highlights	BlackRock Large Cap Index Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,						Period March 31, 2011[1] to December 31, 2011
			2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$14.08		$14.72	$13.49	$10.62		$9.40		$10.00

Net investment income[2]	0.16		0.28	0.26	0.23		0.21		0.13
Net realized and unrealized gain (loss)	0.35		(0.16)	1.49	3.26		1.33		(0.60)

Net increase (decrease) from investment operations	0.51		0.12	1.75	3.49		1.54		(0.47)

Distributions:[3]
From net investment income	(0.14)		(0.29)	(0.25)	(0.23)		(0.21)		(0.13)
From net realized gain	(0.03)		(0.47)	(0.27)	(0.39)		(0.11)		(0.00)[4]
From return of capital	—		—	—	—		—		(0.00)[4]

Total distributions	(0.17)		(0.76)	(0.52)	(0.62)		(0.32)		(0.13)

Net asset value, end of period	$14.42		$14.08	$14.72	$13.49		$10.62		$9.40

Total Return[5]
Based on net asset value	3.66%	[6]	0.82%	13.07%	33.09%		16.42%		(4.72)% [6]

Ratios to Average Net Assets[7]
Total expenses	0.13%	[8,9]	0.27% [9]	0.59%	0.56%	[10]	0.65%	[9]	1.84% [8,11,12]

Total expenses after fees waived and/or reimbursed	0.09%	[8,9]	0.13% [9]	0.16%	0.23%	[10]	0.23%	[9]	0.22% [8,11]

Net investment income	2.26%	[8,9]	1.93% [9]	1.81%	1.80%	[10]	2.07%	[9]	1.86% [8,11]

Supplemental Data
Net assets, end of period (000)	$90,071		$3,431	$363	$183		$28		$24

Portfolio turnover rate of the Master Portfolio	3%		6%	6%	14%		16%		10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less then 0.01%.

[10]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.24%.

[12]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.84%.

See Notes to Financial Statements.

10	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Financial Highlights (continued)	BlackRock Large Cap Index Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,						Period March 31, 2011[1] to December 31, 2011
			2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$14.01		$14.65	$13.43	$10.61		$9.39		$10.00

Net investment income[2]	0.13		0.24	0.22	0.19		0.19		0.13
Net realized and unrealized gain (loss)	0.36		(0.16)	1.49	3.22		1.33		(0.62)

Net increase (decrease) from investment operations	0.49		0.08	1.71	3.41		1.52		(0.49)

Distributions:[3]
From net investment income	(0.12)		(0.25)	(0.22)	(0.20)		(0.19)		(0.12)
From net realized gain	(0.03)		(0.47)	(0.27)	(0.39)		(0.11)		(0.00)[4]
From return of capital	—		—	—	—		—		(0.00)[4]

Total distributions	(0.15)		(0.72)	(0.49)	(0.59)		(0.30)		(0.12)

Net asset value, end of period	$14.35		$14.01	$14.65	$13.43		$10.61		$9.39

Total Return[5]
Based on net asset value	3.53%[6]		0.56%	12.79%	32.35%		16.18%		(4.93)% [6]

Ratios to Average Net Assets[7]
Total expenses	0.49%	[8,9]	0.54% [9]	0.57%	0.66%	[10]	0.83%	[9]	1.40% [8,11,12]

Total expenses after fees waived and/or reimbursed	0.38%	[8,9]	0.39% [9]	0.41%	0.48%	[10]	0.45%	[9]	0.45% [8,11]

Net investment income	1.86%	[8,9]	1.62% [9]	1.56%	1.56%	[10]	1.83%	[9]	1.80% [8,11]

Supplemental Data
Net assets, end of period (000)	$19,649		$17,397	$17,507	$6,454		$2,310		$1,918

Portfolio turnover rate of the Master Portfolio	3%		6%	6%	14%		16%		10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[10]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.24%.

[12]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.40%.

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	11

Financial Highlights (concluded)	BlackRock Large Cap Index Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,						Period March 31, 2011[1] to December 31, 2011
			2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$14.03		$14.67	$13.44	$10.61		$9.40		$10.00

Net investment income[2]	0.15		0.28	0.26	0.23		0.22		0.13
Net realized and unrealized gain (loss)	0.36		(0.15)	1.50	3.22		1.32		(0.60)

Net increase (decrease) from investment operations	0.51		0.13	1.76	3.45		1.54		(0.47)

Distributions:[3]
From net investment income	(0.14)		(0.30)	(0.27)	(0.23)		(0.22)		(0.13)
From net realized gain	(0.03)		(0.47)	(0.26)	(0.39)		(0.11)		(0.00)[4]
From return of capital	—		—	—	—		—		(0.00)[4]

Total distributions	(0.17)		(0.77)	(0.53)	(0.62)		(0.33)		(0.13)

Net asset value, end of period	$14.37		$14.03	$14.67	$13.44		$10.61		$9.40

Total Return[5]
Based on net asset value	3.67%	[6]	0.86%	13.17%	32.80%		16.37%		(4.68)% [6]

Ratios to Average Net Assets[7]
Total expenses	0.13%	[8,9]	0.19% [9]	0.24%	0.33%	[10]	0.52%	[9]	1.11% [8,11,12]

Total expenses after fees waived and/or reimbursed	0.08%	[8,9]	0.09% [9]	0.12%	0.18%	[10]	0.18%	[9]	0.18% [8,11]

Net investment income	2.16%	[8,9]	1.91% [9]	1.83%	1.85%	[10]	2.11%	[9]	2.02% [8,11]

Supplemental Data
Net assets, end of period (000)	$92,052		$77,632	$70,348	$6,746		$56,654		$46,785

Portfolio turnover rate of the Master Portfolio	3%		6%	6%	14%		16%		10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less then 0.01%.

[10]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.24%.

[12]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.12%.

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (Unaudited)	BlackRock Large Cap Index Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BlackRock Large Cap Index Fund (the “Fund”), is a series of the Trust. The Fund is classified as diversified. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2016, the percentage of the Master Portfolio owned by the Fund was 6.4%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge and are generally available through financial intermediaries. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Board of Trustees of the Trust and the Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

The Fund, together with certain other registered investment companies administered by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds administered by BAL, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	13

Notes to Financial Statements (continued)	BlackRock Large Cap Index Fund

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration

The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

Service and Distribution Fees

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares. These amounts are shown as service and distribution — class specific in the Statement of Operations.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

Transfer Agent

BAL maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2016, the Fund reimbursed the BAL the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$141	$925	$47	$1,113

For the six months ended June 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Class K	Total
$1,564	$9,505	$113	$11,182

Expense Limitations, Waivers, Reimbursements and Recoupments

BFA, the investment adviser for the Master Portfolio, and BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. BFA and BAL have agreed not to reduce or discontinue this contractual expense limitation prior to May 1, 2017, unless approved by the Board, including a majority of the Independent Trustees. The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Class K
Rate	0.13%	0.38%	0.08%

These amounts waived and/or reimbursed are shown as fees waived by the Administrator, other expenses reimbursed by the Administrator and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations.

For the six months ended June 30, 2016, the following table shows the class specific transfer agent fees waived and/or reimbursed by each class of the Fund:

Institutional	Investor A	Class K	Total
$59	$5,132	$112	$5,303

14	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (continued)	BlackRock Large Cap Index Fund

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the expense cap for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.
(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.
•	The Administrator or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Administrator becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Administrator shall be calculated by reference to the expense cap for that share class in effect at the time the Administrator became entitled to receive such reimbursement, rather than the subsequently changed expense limit cap for that share class.

For the six months ended June 30, 2016, the Administrator recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:

Institutional	Investor A
$1,610	$4

On June 30, 2016, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring December 31,	2016	2017	2018
Fund level	$99,938	$95,615	$38,552
Institutional	—	—	$59
Investor A	$4,981	$9,830	$5,132
Class K	$70	—	$112

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,090,264	$79,251,629	235,121	$3,472,697
Shares issued in reinvestment of distributions	74,800	1,070,858	11,038	157,118
Shares redeemed	(161,598)	(2,294,484)	(27,116)	(399,482)

Net increase	6,003,466	$78,028,003	219,043	$3,230,333

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	15

Notes to Financial Statements (concluded)	BlackRock Large Cap Index Fund

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Investor A
Shares sold	272,908	$3,758,975	551,765	$8,156,831
Shares issued in reinvestment of distributions	14,038	200,062	60,105	853,788
Shares redeemed	(158,922)	(2,173,218)	(565,416)	(8,408,598)

Net increase	128,024	$1,785,819	46,454	$602,021

Class K
Shares sold	1,170,755	$16,338,782	960,151	$13,837,654
Shares issued in reinvestment of distributions	74,734	1,066,541	285,513	4,064,205
Shares redeemed	(371,432)	(5,129,481)	(508,830)	(7,575,528)

Net increase	874,057	$12,275,842	736,834	$10,326,331

Total Net Increase	7,005,547	$92,089,664	1,002,331	$14,158,685

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Master Portfolio Information	Large Cap Index Master Portfolio

As of Period End

Ten Largest Holdings	Percent of Net Assets

Apple, Inc.	3%
Exxon Mobil Corp.	2
Microsoft Corp.	2
Johnson & Johnson	2
General Electric Co.	1
Amazon.Com, Inc.,	1
Berkshire Hathaway, Inc., Class B	1
AT&T, Inc.	1
Facebook, Inc., Class A	1
Verizon Communications, Inc.	1

Sector Allocation	Percent of Net Assets

Information Technology	19%
Financials	16
Health Care	14
Consumer Discretionary	13
Consumer Staples	10
Industrials	10
Energy	7
Utilities	4
Materials	3
Telecommunication Services	3
Shot-Term Securities	16
Liabilities in Excess of Other Assets	(15)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	17

Schedule of Investments June 30, 2016 (Unaudited)	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.4%
B/E Aerospace, Inc.	15,935	$735,800
Boeing Co. (a)	91,065	11,826,612
General Dynamics Corp.	37,230	5,183,905
HEICO Corp.	2,901	193,816
HEICO Corp., Class A	5,706	306,127
Hexcel Corp. (a)	14,268	594,120
Honeywell International, Inc. (a)	116,173	13,513,243
Huntington Ingalls Industries, Inc.	7,138	1,199,398
L-3 Communications Holdings, Inc.	11,677	1,712,899
Lockheed Martin Corp.	40,041	9,936,975
Northrop Grumman Corp.	25,390	5,643,689
Orbital ATK, Inc.	8,976	764,217
Raytheon Co. (a)	45,314	6,160,438
Rockwell Collins, Inc. (a)	19,841	1,689,263
Spirit Aerosystems Holdings, Inc., Class A (b)	20,477	880,511
Textron, Inc.	41,461	1,515,814
TransDigm Group, Inc. (b)	7,631	2,012,218
United Technologies Corp.	118,504	12,152,585

		76,021,630
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc. (a)	21,684	1,610,037
Expeditors International of Washington, Inc. (a)	27,757	1,361,203
FedEx Corp.	38,076	5,779,176
United Parcel Service, Inc., Class B (a)	105,561	11,371,031

		20,121,447
Airlines — 0.5%
Alaska Air Group, Inc. (a)	18,406	1,072,886
American Airlines Group, Inc.	87,922	2,489,072
Copa Holdings SA, Class A (a)	4,784	250,012
Delta Air Lines, Inc.	117,625	4,285,079
JetBlue Airways Corp. (a)(b)	49,998	827,967
Southwest Airlines Co.	97,478	3,822,112
Spirit Airlines, Inc. (b)	10,651	477,910
United Continental Holdings, Inc. (b)	51,130	2,098,375

		15,323,413
Auto Components — 0.4%
Allison Transmission Holdings, Inc.	21,123	596,302
BorgWarner, Inc. (a)	33,490	988,625
Delphi Automotive PLC	41,589	2,603,471
Gentex Corp. (a)	42,904	662,867
Goodyear Tire & Rubber Co.	40,955	1,050,905
Johnson Controls, Inc. (a)	98,993	4,381,430
Lear Corp.	11,327	1,152,636
Visteon Corp.	5,458	359,191

		11,795,427
Automobiles — 0.6%
Ford Motor Co. (a)	592,569	7,448,592
General Motors Co. (a)	213,908	6,053,596
Harley-Davidson, Inc. (a)	27,834	1,260,880
Tesla Motors, Inc. (a)(b)	17,853	3,789,835
Thor Industries, Inc.	7,183	465,028

		19,017,931
Banks — 4.9%
Associated Banc-Corp	22,260	381,759
Bank of America Corp.	1,569,455	20,826,668
Bank of Hawaii Corp. (a)	6,340	436,192
BankUnited, Inc.	14,766	453,612

Common Stocks	Shares	Value
Banks (continued)
BB&T Corp.	124,051	$4,417,456
BOK Financial Corp. (a)	4,260	267,102
CIT Group, Inc.	30,753	981,328
Citigroup, Inc.	448,367	19,006,277
Citizens Financial Group, Inc.	80,735	1,613,085
Comerica, Inc.	26,843	1,104,053
Commerce Bancshares, Inc. (a)	12,920	618,868
Cullen/Frost Bankers, Inc. (a)	7,927	505,188
East West Bancorp, Inc.	22,338	763,513
Fifth Third Bancorp	116,472	2,048,742
First Horizon National Corp.	34,392	473,922
First Niagara Financial Group, Inc.	52,518	511,525
First Republic Bank	22,223	1,555,388
Huntington Bancshares, Inc. (a)	122,053	1,091,154
JPMorgan Chase & Co. (a)	555,888	34,542,880
KeyCorp	128,228	1,416,919
M&T Bank Corp.	22,783	2,693,634
PacWest Bancorp (a)	17,711	704,544
PNC Financial Services Group, Inc. (c)	76,202	6,202,081
Popular, Inc.	15,285	447,851
Regions Financial Corp. (a)	193,241	1,644,481
Signature Bank (b)	8,134	1,016,099
SunTrust Banks, Inc. (a)	76,463	3,141,100
SVB Financial Group (b)	8,063	767,275
Synovus Financial Corp.	18,824	545,708
TCF Financial Corp.	23,123	292,506
US Bancorp (a)	247,859	9,996,153
Wells Fargo & Co.	697,771	33,025,501
Western Alliance Bancorporation (b)	13,929	454,782
Zions Bancorporation	31,286	786,217

		154,733,563
Beverages — 2.1%
Brown-Forman Corp., Class A	4,055	438,062
Brown-Forman Corp., Class B	15,181	1,514,457
Coca-Cola Co.	594,852	26,964,641
Constellation Brands, Inc., Class A	25,252	4,176,681
Dr Pepper Snapple Group, Inc.	28,235	2,728,348
Molson Coors Brewing Co., Class B	26,188	2,648,392
Monster Beverage Corp. (b)	22,664	3,642,331
PepsiCo, Inc.	220,526	23,362,525

		65,475,437
Biotechnology — 2.9%
AbbVie, Inc.	247,046	15,294,618
ACADIA Pharmaceuticals, Inc. (b)	13,495	438,048
Agios Pharmaceuticals, Inc. (a)(b)	4,236	177,467
Alexion Pharmaceuticals, Inc. (b)	33,115	3,866,507
Alkermes PLC (b)	23,159	1,000,932
Alnylam Pharmaceuticals, Inc. (b)	11,172	619,934
Amgen, Inc.	114,699	17,451,453
Biogen, Inc. (b)	33,399	8,076,546
BioMarin Pharmaceutical, Inc. (b)	24,715	1,922,827
Celgene Corp. (b)	117,282	11,567,524
Gilead Sciences, Inc.	202,278	16,874,031
Incyte Corp. (b)	24,785	1,982,304
Intercept Pharmaceuticals, Inc. (a)(b)	2,450	349,566
Intrexon Corp. (a)(b)	8,259	203,254
Ionis Pharmaceuticals, Inc. (a)(b)	17,973	418,591
Juno Therapeutics, Inc. (a)(b)	9,373	360,298
Medivation, Inc. (b)	24,313	1,466,074

Portfolio Abbreviations

REIT	Real Estate Investment Trust

See Notes to Financial Statements.

18	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Biotechnology (continued)
Neurocrine Biosciences, Inc. (b)	12,830	$583,124
OPKO Health, Inc. (a)(b)	48,017	448,479
Regeneron Pharmaceuticals, Inc. (b)	11,836	4,133,486
Seattle Genetics, Inc. (a)(b)	14,905	602,311
United Therapeutics Corp. (b)	6,873	727,988
Vertex Pharmaceuticals, Inc. (b)	37,533	3,228,589

		91,793,951
Building Products — 0.2%
Allegion PLC	14,797	1,027,356
AO Smith Corp.	11,241	990,445
Armstrong World Industries, Inc. (b)	6,929	271,270
Fortune Brands Home & Security, Inc.	23,350	1,353,600
Lennox International, Inc.	6,144	876,134
Masco Corp.	50,190	1,552,879
Owens Corning	17,595	906,494
USG Corp. (b)	12,875	347,110

		7,325,288
Capital Markets — 1.7%
Affiliated Managers Group, Inc. (b)	8,256	1,162,197
Ameriprise Financial, Inc.	23,913	2,148,583
Artisan Partners Asset Management, Inc., Class A (a)	5,903	163,395
Bank of New York Mellon Corp.	159,760	6,206,676
BlackRock, Inc. (c)	19,067	6,531,020
Charles Schwab Corp. (a)	177,773	4,499,435
E*Trade Financial Corp. (b)	43,045	1,011,127
Eaton Vance Corp. (a)	16,597	586,538
Federated Investors, Inc., Class B (a)	13,944	401,308
Franklin Resources, Inc. (a)	54,969	1,834,316
Goldman Sachs Group, Inc. (a)	58,878	8,748,093
Invesco Ltd.	62,708	1,601,562
Lazard Ltd., Class A	19,019	566,386
Legg Mason, Inc.	15,698	462,934
LPL Financial Holdings, Inc. (a)	12,826	288,970
Morgan Stanley	217,796	5,658,340
Northern Trust Corp.	31,544	2,090,105
NorthStar Asset Management Group, Inc. (a)	28,751	293,548
Raymond James Financial, Inc.	19,563	964,456
SEI Investments Co.	19,731	949,258
State Street Corp.	60,150	3,243,288
T. Rowe Price Group, Inc. (a)	36,985	2,698,795
TD Ameritrade Holding Corp. (a)	38,059	1,083,730

		53,194,060
Chemicals — 2.1%
Air Products & Chemicals, Inc.	29,844	4,239,042
Albemarle Corp. (a)	17,105	1,356,598
Ashland, Inc. (a)	9,546	1,095,594
Axalta Coating Systems Ltd. (b)	24,581	652,134
Cabot Corp. (a)	9,342	426,556
Celanese Corp., Series A	22,678	1,484,275
CF Industries Holdings, Inc.	36,111	870,275
Dow Chemical Co.	171,264	8,513,533
E.I. du Pont de Nemours & Co. (a)	133,444	8,647,171
Eastman Chemical Co.	22,519	1,529,040
Ecolab, Inc.	39,744	4,713,638
FMC Corp. (a)	20,638	955,746
Huntsman Corp.	31,425	422,666
International Flavors & Fragrances, Inc. (a)	12,162	1,533,263

Common Stocks	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV, Class A	52,913	$3,937,786
Monsanto Co. (a)	66,564	6,883,383
Mosaic Co. (a)	53,478	1,400,054
NewMarket Corp. (a)	1,099	455,404
Platform Specialty Products Corp. (a)(b)	24,533	217,853
PPG Industries, Inc.	40,450	4,212,868
Praxair, Inc.	43,555	4,895,146
RPM International, Inc.	20,096	1,003,795
Scotts Miracle-Gro Co., Class A	6,863	479,792
Sherwin-Williams Co.	12,268	3,602,744
Valspar Corp.	11,851	1,280,264
Westlake Chemical Corp. (a)	5,618	241,125
WR Grace & Co.	10,739	786,202

		65,835,947
Commercial Services & Supplies — 0.5%
Cintas Corp. (a)	13,582	1,332,802
Clean Harbors, Inc. (b)	7,796	406,250
Copart, Inc. (b)	15,241	746,961
Covanta Holding Corp. (a)	18,137	298,354
Iron Mountain, Inc.	40,006	1,593,439
KAR Auction Services, Inc. (a)	21,317	889,772
Pitney Bowes, Inc. (a)	28,593	508,955
Republic Services, Inc.	35,938	1,843,979
Rollins, Inc. (a)	14,312	418,912
RR Donnelley & Sons Co.	31,260	528,919
Stericycle, Inc. (b)	12,434	1,294,628
Tyco International PLC (a)	60,759	2,588,333
Waste Management, Inc.	67,643	4,482,702

		16,934,006
Communications Equipment — 1.4%
Arista Networks, Inc. (b)	5,822	374,820
ARRIS International PLC (b)	28,151	590,045
Brocade Communications Systems, Inc.	69,729	640,112
Cisco Systems, Inc. (a)	768,586	22,050,732
CommScope Holding Co., Inc. (b)	19,112	593,046
EchoStar Corp., Class A (b)	6,783	269,285
F5 Networks, Inc. (b)	10,237	1,165,380
Harris Corp. (a)	19,023	1,587,279
Juniper Networks, Inc.	57,172	1,285,798
Motorola Solutions, Inc. (a)	26,605	1,755,132
Palo Alto Networks, Inc. (b)	13,240	1,623,754
QUALCOMM, Inc.	224,258	12,013,501

		43,948,884
Construction & Engineering — 0.1%
AECOM (a)(b)	23,732	753,965
Chicago Bridge & Iron Co. NV	15,564	538,981
Fluor Corp.	21,453	1,057,204
Jacobs Engineering Group, Inc. (b)	18,510	921,983
KBR, Inc.	21,961	290,764
Quanta Services, Inc. (b)	21,707	501,866

		4,064,763
Construction Materials — 0.2%
Eagle Materials, Inc.	6,965	537,350
Martin Marietta Materials, Inc.	9,675	1,857,600
Vulcan Materials Co.	20,178	2,428,624

		4,823,574

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	19

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Consumer Finance — 0.7%
Ally Financial, Inc. (b)	68,441	$1,168,288
American Express Co.	122,080	7,417,581
Capital One Financial Corp.	77,871	4,945,587
Credit Acceptance Corp. (a)(b)	1,269	234,866
Discover Financial Services	62,586	3,353,984
Navient Corp.	49,841	595,600
OneMain Holdings, Inc. (b)	7,481	170,716
Santander Consumer USA Holdings, Inc. (b)	15,744	162,636
SLM Corp. (b)	63,582	392,937
Synchrony Financial (b)	127,476	3,222,593

		21,664,788
Containers & Packaging — 0.4%
AptarGroup, Inc. (a)	9,653	763,842
Avery Dennison Corp.	13,707	1,024,598
Ball Corp. (a)	26,030	1,881,709
Bemis Co., Inc. (a)	14,158	728,995
Berry Plastics Group, Inc. (b)	18,861	732,750
Crown Holdings, Inc. (b)	20,700	1,048,869
Graphic Packaging Holding Co. (a)	47,603	596,942
Owens-Illinois, Inc. (b)	24,383	439,138
Packaging Corp. of America (a)	14,424	965,398
Sealed Air Corp.	30,024	1,380,203
Silgan Holdings, Inc.	6,182	318,126
Sonoco Products Co.	15,470	768,240
WestRock Co. (a)	38,217	1,485,495

		12,134,305
Distributors — 0.1%
Genuine Parts Co.	22,257	2,253,521
LKQ Corp. (b)	46,572	1,476,332
Pool Corp.	6,026	566,625

		4,296,478
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	647	316,732
H&R Block, Inc. (a)	34,270	788,210
Service Corp. International	29,214	789,947
ServiceMaster Global Holdings, Inc. (b)	21,025	836,795

		2,731,684
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B (b)	288,771	41,811,153
CBOE Holdings, Inc.	12,363	823,623
CME Group, Inc.	51,532	5,019,217
FactSet Research Systems, Inc. (a)	6,009	969,973
Interactive Brokers Group, Inc., Class A (a)	9,434	333,964
Intercontinental Exchange, Inc.	17,948	4,593,970
Leucadia National Corp.	49,650	860,434
MarketAxess Holdings, Inc.	5,684	826,454
Moody’s Corp.	25,872	2,424,465
Morningstar, Inc.	2,888	236,181
MSCI, Inc.	14,001	1,079,757
NASDAQ, Inc.	17,220	1,113,617
S&P Global, Inc.	40,205	4,312,388
Voya Financial, Inc.	31,821	787,888

		65,193,084
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	940,796	40,651,795
CenturyLink, Inc. (a)	81,924	2,376,615
Frontier Communications Corp. (a)	178,438	881,484

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
Level 3 Communications, Inc. (b)	44,533	$2,293,004
Verizon Communications, Inc.	623,125	34,795,300
Zayo Group Holdings, Inc. (b)	24,372	680,710

		81,678,908
Electric Utilities — 1.9%
American Electric Power Co., Inc. (a)	75,109	5,264,390
Avangrid, Inc.	8,392	386,536
Duke Energy Corp.	105,253	9,029,655
Edison International (a)	48,235	3,746,412
Entergy Corp.	27,270	2,218,415
Eversource Energy	48,382	2,898,082
Exelon Corp. (a)	135,336	4,920,817
FirstEnergy Corp.	64,839	2,263,529
Great Plains Energy, Inc.	24,108	732,883
Hawaiian Electric Industries, Inc.	16,289	534,116
ITC Holdings Corp.	23,133	1,083,087
NextEra Energy, Inc. (a)	70,308	9,168,163
OGE Energy Corp.	30,504	999,006
Pinnacle West Capital Corp. (a)	16,930	1,372,346
PPL Corp.	103,431	3,904,520
Southern Co. (a)	143,422	7,691,722
Westar Energy, Inc.	21,666	1,215,246
Xcel Energy, Inc.	77,510	3,470,898

		60,899,823
Electrical Equipment — 0.5%
Acuity Brands, Inc. (a)	6,627	1,643,231
AMETEK, Inc.	35,080	1,621,748
Eaton Corp. PLC	69,767	4,167,183
Emerson Electric Co.	97,746	5,098,431
Hubbell, Inc.	8,354	881,096
Regal-Beloit Corp. (a)	6,645	365,807
Rockwell Automation, Inc.	19,792	2,272,518
SolarCity Corp. (a)(b)	9,763	233,629

		16,283,643
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	45,705	2,620,268
Arrow Electronics, Inc. (b)	14,068	870,809
Avnet, Inc.	19,893	805,865
CDW Corp.	25,047	1,003,884
Cognex Corp.	12,412	534,957
Corning, Inc. (a)	164,052	3,359,785
Dolby Laboratories, Inc., Class A (a)	7,570	362,225
FEI Co.	6,109	652,930
Fitbit, Inc., Series A (b)	18,814	229,907
FLIR Systems, Inc.	20,459	633,206
Ingram Micro, Inc., Class A	22,532	783,663
IPG Photonics Corp. (b)	5,274	421,920
Jabil Circuit, Inc.	27,908	515,461
Keysight Technologies, Inc. (b)	26,656	775,423
National Instruments Corp.	15,861	434,591
Trimble Navigation Ltd. (b)	38,841	946,167
Zebra Technologies Corp., Class A (b)	7,739	387,724

		15,338,785
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	66,791	3,014,278
Diamond Offshore Drilling, Inc.	9,999	243,276
Dril-Quip, Inc. (b)	5,779	337,667

See Notes to Financial Statements.

20	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Ensco PLC, Class A	46,936	$455,748
FMC Technologies, Inc. (b)	33,994	906,620
Frank’s International NV (a)	5,864	85,673
Halliburton Co.	130,781	5,923,071
Helmerich & Payne, Inc. (a)	14,633	982,313
Nabors Industries Ltd.	41,112	413,176
National Oilwell Varco, Inc. (a)	57,554	1,936,692
Noble Corp. PLC (a)	36,230	298,535
Oceaneering International, Inc. (a)	14,614	436,374
Patterson-UTI Energy, Inc. (a)	21,806	464,904
Rowan Cos. PLC, Class A	18,754	331,196
RPC, Inc. (a)	8,807	136,773
Schlumberger Ltd. (a)	212,504	16,804,816
Superior Energy Services, Inc. (a)	23,222	427,517
Transocean Ltd.	51,531	612,704
Weatherford International PLC (a)(b)	138,931	771,067

		34,582,400
Food & Staples Retailing — 2.1%
Casey’s General Stores, Inc.	6,046	795,109
Costco Wholesale Corp. (a)	66,496	10,442,532
CVS Health Corp.	163,841	15,686,137
Kroger Co. (a)	145,039	5,335,985
Rite Aid Corp. (b)	157,539	1,179,967
Sprouts Farmers Market, Inc. (b)	20,819	476,755
Sysco Corp. (a)	80,017	4,060,063
US Foods Holding Corp. (b)	6,666	161,584
Wal-Mart Stores, Inc.	230,985	16,866,525
Walgreens Boots Alliance, Inc.	131,256	10,929,687
Whole Foods Market, Inc. (a)	48,760	1,561,295

		67,495,639
Food Products — 1.9%
Archer-Daniels-Midland Co.	87,697	3,761,324
Blue Buffalo Pet Products, Inc. (a)(b)	8,902	207,773
Bunge Ltd.	21,280	1,258,712
Campbell Soup Co. (a)	28,393	1,888,986
ConAgra Foods, Inc. (a)	66,605	3,184,385
Flowers Foods, Inc. (a)	25,786	483,488
General Mills, Inc. (a)	90,697	6,468,510
Hain Celestial Group, Inc. (b)	15,591	775,652
Hershey Co. (a)	21,364	2,424,600
Hormel Foods Corp.	41,300	1,511,580
Ingredion, Inc. (a)	10,960	1,418,334
J.M. Smucker Co.	17,654	2,690,646
Kellogg Co.	37,853	3,090,697
Kraft Heinz Co.	90,986	8,050,441
McCormick & Co., Inc.	17,615	1,878,992
Mead Johnson Nutrition Co. (a)	28,470	2,583,653
Mondelez International, Inc., Class A	228,053	10,378,692
Pilgrim’s Pride Corp. (a)	8,550	217,854
Pinnacle Foods, Inc.	17,934	830,165
Post Holdings, Inc. (b)	9,949	822,683
TreeHouse Foods, Inc. (b)	8,485	870,985
Tyson Foods, Inc., Class A	44,401	2,965,543
WhiteWave Foods Co. (b)	26,634	1,250,200

		59,013,895
Gas Utilities — 0.2%
AGL Resources, Inc. (a)	18,395	1,213,518
Atmos Energy Corp.	15,489	1,259,565

Common Stocks	Shares	Value
Gas Utilities (continued)
National Fuel Gas Co. (a)	10,998	$625,566
Piedmont Natural Gas Co., Inc.	12,496	751,260
Questar Corp.	27,370	694,377
UGI Corp.	26,372	1,193,333

		5,737,619
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	224,081	8,808,624
ABIOMED, Inc. (b)	5,925	647,543
Alere, Inc. (b)	12,904	537,839
Align Technology, Inc. (b)	11,161	899,018
Baxter International, Inc.	76,053	3,439,117
Becton Dickinson & Co.	31,902	5,410,260
Boston Scientific Corp. (b)	205,548	4,803,657
C.R. Bard, Inc.	11,191	2,631,676
Cooper Cos., Inc.	7,274	1,248,000
DENTSPLY SIRONA, Inc.	35,016	2,172,393
DexCom, Inc. (b)	12,657	1,004,080
Edwards Lifesciences Corp. (b)	32,165	3,207,815
Hill-Rom Holdings, Inc.	9,771	492,947
Hologic, Inc. (b)	42,583	1,473,372
IDEXX Laboratories, Inc. (b)	13,673	1,269,675
Intuitive Surgical, Inc. (b)	5,757	3,807,737
Medtronic PLC	214,126	18,579,713
ResMed, Inc. (a)	21,294	1,346,420
St. Jude Medical, Inc.	42,399	3,307,122
Stryker Corp. (a)	51,332	6,151,113
Teleflex, Inc.	6,696	1,187,268
Varian Medical Systems, Inc. (b)	14,617	1,201,956
West Pharmaceutical Services, Inc.	11,122	843,937
Zimmer Biomet Holdings, Inc.	28,127	3,385,928

		77,857,210
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc. (b)	10,876	602,530
Aetna, Inc.	51,841	6,331,341
AmerisourceBergen Corp.	27,104	2,149,889
Amsurg Corp. (b)	8,032	622,801
Anthem, Inc. (a)	40,179	5,277,110
Brookdale Senior Living, Inc. (a)(b)	27,486	424,384
Cardinal Health, Inc.	49,739	3,880,139
Centene Corp. (a)(b)	25,465	1,817,437
Cigna Corp.	38,755	4,960,253
DaVita HealthCare Partners, Inc. (b)	25,528	1,973,825
Envision Healthcare Holdings, Inc. (b)	28,969	734,944
Express Scripts Holding Co. (b)	96,531	7,317,050
HCA Holdings, Inc. (b)	46,797	3,603,837
Henry Schein, Inc. (b)	12,470	2,204,696
Humana, Inc.	22,732	4,089,032
Laboratory Corp. of America Holdings (b)	15,586	2,030,388
LifePoint Hospitals, Inc. (b)	6,368	416,276
McKesson Corp.	34,293	6,400,789
MEDNAX, Inc. (a)(b)	14,108	1,021,843
Patterson Cos., Inc. (a)	12,515	599,343
Premier, Inc., Class A (b)	6,822	223,079
Quest Diagnostics, Inc.	21,569	1,755,932
Tenet Healthcare Corp. (b)	11,967	330,768
UnitedHealth Group, Inc. (a)	143,137	20,210,945
Universal Health Services, Inc., Class B	13,034	1,747,859
VCA, Inc. (b)	11,926	806,317
WellCare Health Plans, Inc. (b)	6,896	739,803

		82,272,610

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	21

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Health Care Technology — 0.2%
Athenahealth, Inc. (a)(b)	6,045	$834,270
Cerner Corp. (b)	44,800	2,625,280
IMS Health Holdings, Inc. (b)	22,580	572,629
Inovalon Holdings, Inc., Class A (a)(b)	8,806	158,596
Veeva Systems, Inc., Class A (b)	14,333	489,042

		4,679,817
Hotels, Restaurants & Leisure — 1.9%
Aramark	37,107	1,240,116
Brinker International, Inc. (a)	8,611	392,059
Carnival Corp.	62,162	2,747,560
Chipotle Mexican Grill, Inc. (a)(b)	4,302	1,732,673
Choice Hotels International, Inc.	5,233	249,195
Darden Restaurants, Inc.	17,773	1,125,742
Domino’s Pizza, Inc.	7,605	999,145
Dunkin’ Brands Group, Inc. (a)	14,149	617,179
Extended Stay America, Inc. (a)	10,992	164,330
Hilton Worldwide Holdings, Inc.	79,807	1,798,052
Hyatt Hotels Corp., Class A (b)	3,565	175,184
International Game Technology PLC	14,040	263,110
Las Vegas Sands Corp.	55,387	2,408,781
Marriott International, Inc., Class A (a)	28,475	1,892,448
McDonald’s Corp.	134,176	16,146,740
MGM Resorts International (b)	72,212	1,634,158
Norwegian Cruise Line Holdings Ltd. (b)	24,534	977,435
Panera Bread Co., Class A (b)	3,439	728,862
Royal Caribbean Cruises Ltd.	25,649	1,722,330
Six Flags Entertainment Corp.	10,681	618,964
Starbucks Corp. (a)	217,768	12,438,908
Starwood Hotels & Resorts Worldwide, Inc.	25,747	1,903,991
Vail Resorts, Inc.	5,598	773,811
Wendy’s Co. (a)	31,545	303,463
Wyndham Worldwide Corp. (a)	16,895	1,203,431
Wynn Resorts Ltd.	12,173	1,103,361
Yum! Brands, Inc. (a)	58,891	4,883,242

		60,244,270
Household Durables — 0.5%
CalAtlantic Group, Inc.	11,150	409,317
D.R. Horton, Inc.	51,382	1,617,505
Garmin Ltd. (a)	17,182	728,860
Harman International Industries, Inc.	10,612	762,154
Leggett & Platt, Inc.	20,412	1,043,257
Lennar Corp., Class A (a)	27,666	1,275,403
Lennar Corp., Class B	1,943	72,377
Mohawk Industries, Inc. (b)	9,391	1,782,036
Newell Brands, Inc.	66,992	3,253,802
NVR, Inc. (b)	541	963,164
PulteGroup, Inc. (a)	52,456	1,022,367
Tempur Sealy International, Inc. (a)(b)	8,091	447,594
Toll Brothers, Inc. (b)	23,799	640,431
Tupperware Brands Corp. (a)	7,496	421,875
Whirlpool Corp.	11,314	1,885,365

		16,325,507
Household Products — 1.8%
Church & Dwight Co., Inc.	19,539	2,010,368
Clorox Co.	19,734	2,730,988
Colgate-Palmolive Co.	132,470	9,696,804
Energizer Holdings, Inc.	9,314	479,578
Kimberly-Clark Corp.	54,816	7,536,104
Procter & Gamble Co.	406,875	34,450,106
Spectrum Brands Holdings, Inc. (a)	3,672	438,106

		57,342,054

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	101,101	$1,261,740
Calpine Corp. (b)	55,486	818,419
NRG Energy, Inc. (a)	49,129	736,444

		2,816,603
Industrial Conglomerates — 2.3%
3M Co.	89,824	15,729,979
BWX Technologies, Inc.	13,922	497,990
Carlisle Cos., Inc.	9,697	1,024,779
Danaher Corp. (a)	92,361	9,328,461
General Electric Co.	1,405,302	44,238,907
Roper Technologies, Inc.	15,211	2,594,388

		73,414,504
Insurance — 2.8%
Aflac, Inc.	61,317	4,424,635
Alleghany Corp. (b)	2,272	1,248,646
Allied World Assurance Co. Holdings AG	13,787	484,475
Allstate Corp.	57,043	3,990,158
American Financial Group, Inc.	10,632	786,024
American International Group, Inc.	169,299	8,954,224
American National Insurance Co.	1,090	123,333
AmTrust Financial Services, Inc. (a)	13,174	322,763
Aon PLC	40,105	4,380,669
Arch Capital Group Ltd. (b)	17,708	1,274,976
Arthur J Gallagher & Co.	26,867	1,278,869
Aspen Insurance Holdings Ltd.	8,970	416,029
Assurant, Inc.	9,505	820,377
Assured Guaranty Ltd.	19,859	503,823
Axis Capital Holdings Ltd.	14,042	772,310
Brown & Brown, Inc.	17,688	662,769
Chubb Ltd.	70,546	9,221,068
Cincinnati Financial Corp. (a)	22,832	1,709,888
CNA Financial Corp.	3,810	119,710
Endurance Specialty Holdings Ltd.	9,541	640,774
Erie Indemnity Co., Class A (a)	3,639	361,498
Everest Re Group Ltd.	6,116	1,117,210
First American Financial Corp.	15,911	639,940
FNF Group (a)	39,982	1,499,325
Hanover Insurance Group, Inc.	6,293	532,514
Hartford Financial Services Group, Inc.	59,652	2,647,356
Lincoln National Corp.	36,497	1,414,989
Loews Corp.	42,667	1,753,187
Markel Corp. (b)	2,081	1,982,735
Marsh & McLennan Cos., Inc.	79,528	5,444,487
Mercury General Corp. (a)	845	44,920
MetLife, Inc.	141,931	5,653,112
Old Republic International Corp.	36,506	704,201
Principal Financial Group, Inc.	40,764	1,675,808
ProAssurance Corp.	7,895	422,777
Progressive Corp.	88,645	2,969,607
Prudential Financial, Inc.	67,431	4,810,527
Reinsurance Group of America, Inc.	9,595	930,619
RenaissanceRe Holdings Ltd. (a)	6,143	721,434
Torchmark Corp.	18,090	1,118,324
Travelers Cos., Inc.	44,523	5,300,018
Unum Group	36,528	1,161,225
Validus Holdings Ltd.	11,217	545,034
W.R. Berkley Corp.	14,831	888,673
White Mountains Insurance Group Ltd.	702	591,084
XL Group PLC	42,338	1,410,279

		88,476,403

See Notes to Financial Statements.

22	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Internet & Catalog Retail — 2.0%
Amazon.com, Inc. (b)	59,391	$42,501,387
Expedia, Inc.	18,185	1,933,066
Groupon, Inc. (a)(b)	54,660	177,645
Liberty Interactive Corp QVC Group, Series A (b)	67,614	1,715,367
Liberty Ventures, Series A (b)	19,963	740,028
Netflix, Inc. (b)	62,212	5,691,154
Priceline Group, Inc. (b)	7,553	9,429,241
TripAdvisor, Inc. (b)	17,502	1,125,379

		63,313,267
Internet Software & Services — 3.9%
Akamai Technologies, Inc. (b)	26,306	1,471,295
Alphabet, Inc., Class A (b)	44,831	31,539,953
Alphabet, Inc., Class C (b)	45,311	31,359,743
CoStar Group, Inc. (a)(b)	4,916	1,074,933
eBay, Inc. (b)	162,868	3,812,740
Facebook, Inc., Class A (b)	342,654	39,158,499
GoDaddy, Inc., Class A (a)(b)	6,949	216,739
IAC/InterActiveCorp	10,557	594,359
LinkedIn Corp., Class A (b)	17,905	3,388,521
Match Group, Inc. (a)(b)	4,391	66,194
Pandora Media, Inc. (a)(b)	32,848	408,958
Rackspace Hosting, Inc. (b)	17,035	355,350
Twitter, Inc. (a)(b)	96,543	1,632,542
VeriSign, Inc. (a)(b)	14,535	1,256,696
Yahoo!, Inc. (b)	132,259	4,967,648
Yelp, Inc. (b)	10,166	308,640
Zillow Group, Inc., Class A (a)(b)	7,641	280,043
Zillow Group, Inc., Class C (a)(b)	15,302	555,157

		122,448,010
IT Services — 3.7%
Accenture PLC, Class A (a)	95,203	10,785,548
Alliance Data Systems Corp. (b)	8,791	1,722,333
Amdocs Ltd.	22,657	1,307,762
Automatic Data Processing, Inc.	69,548	6,389,375
Black Knight Financial Services, Inc., Class A (a)(b)	3,228	121,373
Booz Allen Hamilton Holding Corp.	16,954	502,517
Broadridge Financial Solutions, Inc.	18,062	1,177,642
Cognizant Technology Solutions Corp., Class A (b)	92,115	5,272,663
Computer Sciences Corp.	21,225	1,053,821
CoreLogic, Inc. (b)	13,192	507,628
CSRA, Inc. (a)	24,407	571,856
DST Systems, Inc.	5,094	593,094
Euronet Worldwide, Inc. (b)	7,441	514,843
Fidelity National Information Services, Inc.	49,481	3,645,760
First Data Corp., Class A (b)	46,712	517,102
Fiserv, Inc. (b)	33,820	3,677,249
FleetCor Technologies, Inc. (b)	13,950	1,996,663
Gartner, Inc. (b)	12,256	1,193,857
Genpact Ltd. (b)	22,451	602,585
Global Payments, Inc.	23,362	1,667,580
International Business Machines Corp. (a)	134,246	20,375,858
Jack Henry & Associates, Inc.	12,113	1,057,101
Leidos Holdings, Inc. (a)	9,992	478,317
Mastercard, Inc., Class A (a)	147,132	12,956,444
Paychex, Inc.	49,139	2,923,770
PayPal Holdings, Inc. (b)	172,677	6,304,437
Sabre Corp.	32,087	859,611
Square, Inc., Class A (a)(b)	7,719	69,857
Teradata Corp. (b)	19,345	484,979

Common Stocks	Shares	Value
IT Services (continued)
Total System Services, Inc.	25,399	$1,348,941
Vantiv, Inc., Class A (b)	23,700	1,341,420
VeriFone Systems, Inc. (b)	17,317	321,057
Visa, Inc., Class A (a)	290,965	21,580,874
Western Union Co. (a)	74,648	1,431,749
WEX, Inc. (b)	5,757	510,473
Xerox Corp.	153,680	1,458,423

		117,324,562
Leisure Products — 0.2%
Brunswick Corp.	13,581	615,491
Hasbro, Inc.	17,146	1,440,093
Mattel, Inc. (a)	51,963	1,625,922
Polaris Industries, Inc. (a)	9,206	752,683
Vista Outdoor, Inc. (b)	9,051	432,004

		4,866,193
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	49,532	2,197,239
Bio-Rad Laboratories, Inc., Class A (a)(b)	3,098	443,076
Bio-Techne Corp. (a)	5,484	618,431
Bruker Corp.	16,633	378,234
Charles River Laboratories International, Inc. (b)	6,968	574,442
Illumina, Inc. (b)	22,282	3,127,947
Mettler-Toledo International, Inc. (b)	4,006	1,461,870
PerkinElmer, Inc.	16,372	858,220
QIAGEN NV (b)	35,517	774,626
Quintiles Transnational Holdings, Inc. (b)	12,799	836,031
Thermo Fisher Scientific, Inc. (a)	59,875	8,847,130
VWR Corp. (b)	11,635	336,251
Waters Corp. (b)	11,695	1,644,902

		22,098,399
Machinery — 1.4%
AGCO Corp. (a)	10,708	504,668
Caterpillar, Inc. (a)	85,106	6,451,886
Colfax Corp. (b)	15,180	401,663
Crane Co.	7,266	412,128
Cummins, Inc.	24,059	2,705,194
Deere & Co. (a)	48,003	3,890,163
Donaldson Co., Inc. (a)	19,066	655,108
Dover Corp.	23,367	1,619,800
Flowserve Corp. (a)	20,092	907,556
Graco, Inc. (a)	8,246	651,352
IDEX Corp.	11,723	962,458
Illinois Tool Works, Inc.	44,927	4,679,596
Ingersoll-Rand PLC	39,217	2,497,339
ITT, Inc.	13,482	431,154
Lincoln Electric Holdings, Inc. (a)	9,120	538,810
Manitowoc Foodservice, Inc. (a)(b)	18,982	334,463
Middleby Corp. (b)	8,717	1,004,634
Nordson Corp. (a)	8,890	743,293
Oshkosh Corp.	10,885	519,323
PACCAR, Inc.	52,183	2,706,732
Parker Hannifin Corp.	20,346	2,198,385
Pentair PLC	25,362	1,478,351
Snap-on, Inc.	8,837	1,394,655
Stanley Black & Decker, Inc.	22,790	2,534,704
Terex Corp.	15,786	320,614
Timken Co.	10,677	327,357
Toro Co. (a)	8,176	721,123

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	23

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Machinery (continued)
Trinity Industries, Inc. (a)	22,420	$416,339
Valmont Industries, Inc. (a)	3,408	461,000
WABCO Holdings, Inc. (b)	8,230	753,621
Wabtec Corp. (a)	13,286	933,076
Xylem, Inc.	27,420	1,224,303

		45,380,848
Marine — 0.0%
Kirby Corp. (b)	8,121	506,669
Media — 3.0%
AMC Networks, Inc., Class A (b)	8,914	538,584
Cable One, Inc.	701	358,498
CBS Corp., Class B	61,558	3,351,218
Charter Communications, Inc. (b)	30,571	6,989,753
Cinemark Holdings, Inc.	16,405	598,126
Clear Channel Outdoor Holdings, Inc., Class A	4,142	25,763
Comcast Corp., Class A	367,952	23,986,791
Discovery Communications, Inc., Class A (b)	22,347	563,815
Discovery Communications, Inc., Class C (b)	36,469	869,786
DISH Network Corp., Class A (b)	33,466	1,753,618
Interpublic Group of Cos., Inc.	61,197	1,413,651
John Wiley & Sons, Inc., Class A	7,004	365,469
Liberty Braves Group, Class C (b)	1,979	29,012
Liberty Broadband Corp., Class A (b)	3,971	235,877
Liberty Broadband Corp., Class C (a)(b)	15,944	956,640
Liberty SiriusXM Group, Class A (b)	14,018	439,605
Liberty SiriusXM Group, Class C (b)	28,121	868,095
Lions Gate Entertainment Corp. (a)	14,515	293,638
Live Nation Entertainment, Inc. (a)(b)	19,525	458,838
Madison Square Garden Co., Class A (b)	2,940	507,179
News Corp., Class A (a)	56,808	644,771
News Corp., Class B	18,151	211,822
Omnicom Group, Inc. (a)	36,005	2,934,047
Regal Entertainment Group, Class A (a)	12,277	270,585
Scripps Networks Interactive, Inc., Class A (a)	12,746	793,693
Sirius XM Holdings, Inc. (a)(b)	273,764	1,081,368
Starz, Class A (b)	12,581	376,424
TEGNA, Inc. (a)	33,869	784,745
Thomson Reuters Corp.	45,723	1,848,124
Time Warner, Inc. (a)	120,046	8,828,183
Tribune Media Co., Class A	11,523	451,471
Twenty-First Century Fox, Inc., Class A	165,807	4,485,079
Twenty-First Century Fox, Inc., Class B	74,555	2,031,624
Viacom, Inc., Class A (a)	1,857	86,202
Viacom, Inc., Class B	52,524	2,178,170
Walt Disney Co. (a)	247,756	24,235,492

		95,845,756
Metals & Mining — 0.4%
Alcoa, Inc. (a)	200,704	1,860,526
Compass Minerals International, Inc. (a)	5,027	372,953
Freeport-McMoRan, Inc.	190,662	2,123,975
Newmont Mining Corp.	81,030	3,169,893
Nucor Corp. (a)	48,479	2,395,347
Reliance Steel & Aluminum Co.	10,710	823,599
Royal Gold, Inc. (a)	10,145	730,643
Southern Copper Corp. (a)	12,500	337,250
Steel Dynamics, Inc.	36,318	889,791
Tahoe Resources, Inc. (a)	44,876	671,794
United States Steel Corp. (a)	20,317	342,545

		13,718,316

Common Stocks	Shares	Value
Multi-Utilities — 1.3%
Alliant Energy Corp.	34,701	$1,377,630
Ameren Corp. (a)	36,965	1,980,585
CenterPoint Energy, Inc.	65,752	1,578,048
CMS Energy Corp.	42,406	1,944,739
Consolidated Edison, Inc. (a)	46,498	3,740,299
Dominion Resources, Inc. (a)	93,884	7,316,380
DTE Energy Co. (a)	27,301	2,706,075
MDU Resources Group, Inc.	30,246	725,904
NiSource, Inc.	49,241	1,305,871
PG&E Corp.	75,760	4,842,579
Public Service Enterprise Group, Inc.	77,118	3,594,470
SCANA Corp.	19,871	1,503,440
Sempra Energy	38,088	4,342,794
TECO Energy, Inc.	34,909	964,885
Vectren Corp.	12,392	652,687
WEC Energy Group, Inc.	48,177	3,145,958

		41,722,344
Multiline Retail — 0.6%
Burlington Stores, Inc. (b)	10,962	731,275
Dillard’s, Inc., Class A	2,921	177,013
Dollar General Corp.	43,364	4,076,216
Dollar Tree, Inc. (b)	34,532	3,254,296
JC Penney Co., Inc. (a)(b)	45,916	407,734
Kohl’s Corp. (a)	28,385	1,076,359
Macy’s, Inc.	46,983	1,579,099
Nordstrom, Inc. (a)	18,724	712,448
Target Corp.	90,071	6,288,757

		18,303,197
Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.	77,874	4,146,790
Antero Resources Corp. (a)(b)	25,589	664,802
Apache Corp.	57,802	3,217,837
Cabot Oil & Gas Corp.	70,112	1,804,683
Cheniere Energy, Inc. (a)(b)	30,655	1,151,095
Chesapeake Energy Corp. (a)(b)	90,849	388,834
Chevron Corp. (a)	287,067	30,093,234
Cimarex Energy Co.	14,244	1,699,594
Columbia Pipeline Group, Inc.	59,783	1,523,869
Concho Resources, Inc. (b)	19,868	2,369,656
ConocoPhillips	189,221	8,250,036
CONSOL Energy, Inc. (a)	34,272	551,436
Continental Resources, Inc. (a)(b)	12,936	585,613
Devon Energy Corp.	79,647	2,887,204
Diamondback Energy, Inc. (b)	11,038	1,006,776
Energen Corp.	15,128	729,321
EOG Resources, Inc.	83,885	6,997,687
EQT Corp. (a)	26,226	2,030,679
Exxon Mobil Corp.	633,099	59,346,700
Gulfport Energy Corp. (b)	18,849	589,220
Hess Corp.	42,938	2,580,574
HollyFrontier Corp. (a)	24,722	587,642
Kinder Morgan, Inc.	293,524	5,494,769
Kosmos Energy Ltd. (a)(b)	21,624	117,851
Laredo Petroleum, Inc. (a)(b)	20,022	209,831
Marathon Oil Corp.	129,153	1,938,586
Marathon Petroleum Corp.	80,174	3,043,405
Memorial Resource Development Corp. (b)	15,121	240,121
Murphy Oil Corp. (a)	25,002	793,813
Murphy USA, Inc. (b)	5,524	409,660

See Notes to Financial Statements.

24	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co. (b)	30,353	$1,340,996
Noble Energy, Inc. (a)	64,770	2,323,300
Occidental Petroleum Corp.	116,377	8,793,446
ONEOK, Inc. (a)	31,896	1,513,465
Parsley Energy, Inc., Class A (b)	22,550	610,203
PBF Energy, Inc., Class A (a)	14,594	347,045
Phillips 66 (a)	68,779	5,456,926
Pioneer Natural Resources Co.	24,800	3,750,008
QEP Resources, Inc.	32,728	576,995
Range Resources Corp.	25,533	1,101,494
SM Energy Co. (a)	9,886	266,922
Southwestern Energy Co. (b)	59,585	749,579
Spectra Energy Corp. (a)	106,673	3,907,432
Targa Resources Corp.	24,043	1,013,172
Tesoro Corp. (a)	18,240	1,366,541
Valero Energy Corp.	71,644	3,653,844
Whiting Petroleum Corp. (a)(b)	32,164	297,839
Williams Cos., Inc.	104,953	2,270,133
World Fuel Services Corp.	10,318	490,002
WPX Energy, Inc. (b)	41,200	383,572

		185,664,232
Paper & Forest Products — 0.1%
Domtar Corp. (a)	9,554	334,485
International Paper Co. (a)	62,520	2,649,598

		2,984,083
Personal Products — 0.2%
Coty, Inc., Class A (a)	6,748	175,380
Edgewell Personal Care Co. (a)(b)	8,977	757,749
Estee Lauder Cos., Inc., Class A (a)	33,027	3,006,118
Herbalife Ltd. (b)	11,010	644,415
Nu Skin Enterprises, Inc., Class A (a)	8,074	372,938

		4,956,600
Pharmaceuticals — 5.1%
Akorn, Inc. (b)	12,523	356,718
Allergan PLC (b)	60,378	13,952,752
Bristol-Myers Squibb Co.	254,946	18,751,278
Eli Lilly & Co.	148,871	11,723,591
Endo International PLC (b)	31,535	491,631
Johnson & Johnson	419,592	50,896,510
Mallinckrodt PLC (b)	16,756	1,018,430
Merck & Co., Inc. (a)	423,035	24,371,046
Mylan NV (b)	66,523	2,876,454
Perrigo Co. PLC	20,971	1,901,441
Pfizer, Inc.	917,568	32,307,569
Zoetis, Inc.	69,453	3,296,239

		161,943,659
Professional Services — 0.3%
Dun & Bradstreet Corp. (a)	5,576	679,380
Equifax, Inc.	18,049	2,317,491
IHS, Inc., Class A (b)	10,293	1,189,974
ManpowerGroup, Inc.	10,649	685,157
Nielsen Holdings PLC (a)	54,908	2,853,569
Robert Half International, Inc.	19,722	752,591
TransUnion (b)	7,910	264,510
Verisk Analytics, Inc. (b)	23,349	1,893,137

		10,635,809

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 4.1%
Alexandria Real Estate Equities, Inc.	11,203	$1,159,735
American Campus Communities, Inc.	20,089	1,062,105
American Capital Agency Corp.	49,531	981,704
American Homes 4 Rent, Class A	24,843	508,785
American Tower Corp.	64,307	7,305,918
Annaly Capital Management, Inc.	138,202	1,529,896
Apartment Investment & Management Co., Class A	23,966	1,058,339
Apple Hospitality REIT, Inc. (a)	25,169	473,429
AvalonBay Communities, Inc.	20,896	3,769,429
Boston Properties, Inc.	23,325	3,076,567
Brandywine Realty Trust (a)	26,388	443,318
Brixmor Property Group, Inc.	29,668	785,015
Camden Property Trust	13,107	1,158,921
Care Capital Properties, Inc.	12,516	328,044
Chimera Investment Corp.	27,979	439,270
Columbia Property Trust, Inc.	18,460	395,044
Communications Sales & Leasing, Inc.	18,230	526,847
Corporate Office Properties Trust	14,151	418,445
Corrections Corp. of America	17,439	610,714
Crown Castle International Corp. (a)	51,238	5,197,070
CubeSmart	27,477	848,490
CyrusOne, Inc.	10,550	587,213
DCT Industrial Trust, Inc.	13,440	645,658
DDR Corp.	47,611	863,664
Digital Realty Trust, Inc. (a)	22,382	2,439,414
Douglas Emmett, Inc. (a)	21,281	755,901
Duke Realty Corp.	52,832	1,408,501
Empire State Realty Trust, Inc., Class A	18,111	343,928
EPR Properties	9,800	790,664
Equinix, Inc.	10,549	4,090,164
Equity Commonwealth (b)	18,291	532,817
Equity Lifestyle Properties, Inc.	11,790	943,790
Equity One, Inc.	13,658	439,514
Equity Residential	54,320	3,741,562
Essex Property Trust, Inc.	9,929	2,264,706
Extra Space Storage, Inc.	18,393	1,702,088
Federal Realty Investment Trust	10,758	1,780,987
Forest City Realty Trust, Inc., Class A	35,475	791,447
Gaming and Leisure Properties, Inc.	28,830	994,058
General Growth Properties, Inc.	87,746	2,616,586
HCP, Inc.	71,262	2,521,250
Healthcare Trust of America, Inc., Class A	20,182	652,686
Highwoods Properties, Inc.	14,883	785,822
Hospitality Properties Trust	22,781	656,093
Host Hotels & Resorts, Inc.	111,448	1,806,572
Kilroy Realty Corp.	13,882	920,238
Kimco Realty Corp.	61,800	1,939,284
Lamar Advertising Co., Class A	12,721	843,402
Liberty Property Trust	22,611	898,109
Macerich Co.	21,850	1,865,771
MFA Financial, Inc. (a)	55,219	401,442
Mid-America Apartment Communities, Inc.	11,563	1,230,303
National Retail Properties, Inc.	21,929	1,134,168
NorthStar Realty Finance Corp.	27,550	314,897
Omega Healthcare Investors, Inc.	28,375	963,331
Outfront Media, Inc.	20,609	498,120
Paramount Group, Inc.	26,892	428,658
Piedmont Office Realty Trust, Inc., Class A (a)	21,613	465,544
Post Properties, Inc.	8,219	501,770
Prologis, Inc.	79,579	3,902,554
Public Storage	22,506	5,752,309

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	25

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Rayonier, Inc.	18,313	$480,533
Realty Income Corp. (a)	39,277	2,724,253
Regency Centers Corp.	14,748	1,234,850
Retail Properties of America, Inc., Class A	35,448	599,071
Senior Housing Properties Trust (a)	35,829	746,318
Simon Property Group, Inc.	46,971	10,188,010
SL Green Realty Corp.	14,817	1,577,566
Sovran Self Storage, Inc.	7,105	745,457
Spirit Realty Capital, Inc.	73,339	936,539
Starwood Property Trust, Inc.	34,917	723,480
STORE Capital Corp.	22,517	663,126
Sun Communities, Inc.	9,727	745,477
Tanger Factory Outlet Centers, Inc.	14,246	572,404
Taubman Centers, Inc.	8,903	660,603
Two Harbors Investment Corp.	53,109	454,613
UDR, Inc.	40,434	1,492,823
Ventas, Inc.	51,505	3,750,594
VEREIT, Inc.	138,636	1,405,769
Vornado Realty Trust	26,155	2,618,639
Weingarten Realty Investors	17,447	712,187
Welltower, Inc.	54,445	4,147,076
Weyerhaeuser Co.	113,025	3,364,754
WP Carey, Inc.	15,903	1,103,986

		129,940,198
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (b)	45,967	1,217,206
Howard Hughes Corp. (b)	5,617	642,136
Jones Lang LaSalle, Inc.	7,023	684,391
Realogy Holdings Corp. (b)	21,583	626,339

		3,170,072
Road & Rail — 0.8%
AMERCO, Inc.	976	365,561
Avis Budget Group, Inc. (a)(b)	13,305	428,820
CSX Corp. (a)	145,603	3,797,326
Genesee & Wyoming, Inc., Class A (b)	8,446	497,892
Hertz Global Holdings, Inc. (b)	53,406	591,204
JB Hunt Transport Services, Inc. (a)	13,622	1,102,428
Kansas City Southern	16,401	1,477,566
Landstar System, Inc. (a)	6,330	434,618
Norfolk Southern Corp. (a)	45,042	3,834,426
Old Dominion Freight Line, Inc. (b)	10,271	619,444
Ryder System, Inc.	7,986	488,264
Union Pacific Corp.	128,761	11,234,397

		24,871,946
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	46,763	2,648,656
Applied Materials, Inc.	166,209	3,984,030
Broadcom Ltd.	57,532	8,940,473
Cree, Inc. (b)	15,076	368,457
Cypress Semiconductor Corp. (a)	46,517	490,754
First Solar, Inc. (b)	11,295	547,582
Intel Corp.	721,664	23,670,579
KLA-Tencor Corp.	23,764	1,740,713
Lam Research Corp. (a)	24,302	2,042,826
Linear Technology Corp. (a)	36,275	1,687,876
Marvell Technology Group Ltd.	62,525	595,863
Maxim Integrated Products, Inc. (a)	43,110	1,538,596
Microchip Technology, Inc. (a)	31,767	1,612,493

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (b)	156,958	$2,159,742
NVIDIA Corp. (a)	77,599	3,647,929
ON Semiconductor Corp. (b)	61,540	542,783
Qorvo, Inc. (b)	21,049	1,163,168
Skyworks Solutions, Inc. (a)	28,911	1,829,488
SunPower Corp. (a)(b)	9,481	146,861
Teradyne, Inc. (a)	30,301	596,627
Texas Instruments, Inc.	153,387	9,609,695
Xilinx, Inc.	38,693	1,784,908

		71,350,099
Software — 4.1%
Activision Blizzard, Inc. (a)	85,355	3,382,619
Adobe Systems, Inc. (a)(b)	74,423	7,128,979
Allscripts Healthcare Solutions, Inc. (a)(b)	27,852	353,720
ANSYS, Inc. (a)(b)	13,483	1,223,582
Atlassian Corp. PLC, Class A (b)	4,571	118,389
Autodesk, Inc. (b)	32,267	1,746,935
CA, Inc.	44,727	1,468,387
Cadence Design Systems, Inc. (b)	45,932	1,116,148
CDK Global, Inc.	23,776	1,319,330
Citrix Systems, Inc. (b)	23,636	1,893,007
Electronic Arts, Inc. (b)	44,330	3,358,441
FireEye, Inc. (a)(b)	22,595	372,140
Fortinet, Inc. (b)	21,622	683,039
Guidewire Software, Inc. (b)	10,800	667,008
Intuit, Inc.	37,157	4,147,093
Manhattan Associates, Inc. (b)	11,191	717,679
Microsoft Corp. (a)	1,156,609	59,183,683
NetSuite, Inc. (a)(b)	5,940	432,432
Nuance Communications, Inc. (b)	35,133	549,129
Oracle Corp. (a)	451,577	18,483,047
PTC, Inc. (b)	17,014	639,386
Red Hat, Inc. (b)	27,580	2,002,308
salesforce.com, Inc. (b)	97,638	7,753,434
ServiceNow, Inc. (b)	24,012	1,594,397
Splunk, Inc. (b)	20,255	1,097,416
SS&C Technologies Holdings, Inc. (a)	26,217	736,173
Symantec Corp.	93,469	1,919,853
Synopsys, Inc. (b)	23,154	1,252,168
Tableau Software, Inc., Class A (b)	8,201	401,193
Tyler Technologies, Inc. (b)	5,121	853,722
Ultimate Software Group, Inc. (b)	4,251	893,943
VMware, Inc., Class A (a)(b)	12,402	709,642
Workday, Inc., Class A (a)(b)	17,829	1,331,291
Zynga, Inc., Class A (b)	110,034	273,985

		129,803,698
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	10,784	1,743,018
AutoNation, Inc. (b)	9,766	458,807
AutoZone, Inc. (a)(b)	4,486	3,561,166
Bed Bath & Beyond, Inc. (a)	22,904	989,911
Best Buy Co., Inc.	42,497	1,300,408
Cabela’s, Inc. (b)	7,544	377,653
CarMax, Inc. (a)(b)	29,678	1,455,112
CST Brands, Inc.	11,115	478,834
Dick’s Sporting Goods, Inc.	13,038	587,492
Foot Locker, Inc. (a)	20,737	1,137,632
GameStop Corp., Class A	15,582	414,170
Gap, Inc. (a)	33,421	709,194

See Notes to Financial Statements.

26	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Specialty Retail (continued)
Home Depot, Inc.	190,002	$24,261,355
L Brands, Inc.	36,930	2,479,111
Lowe’s Cos., Inc.	136,502	10,806,863
Michaels Cos., Inc. (b)	13,872	394,520
O’Reilly Automotive, Inc. (b)	14,406	3,905,467
Penske Automotive Group, Inc. (a)	6,328	199,079
Ross Stores, Inc.	60,012	3,402,080
Sally Beauty Holdings, Inc. (b)	22,099	649,932
Signet Jewelers Ltd. (a)	12,053	993,288
Staples, Inc.	98,502	849,087
Tiffany & Co. (a)	16,859	1,022,330
TJX Cos., Inc.	100,857	7,789,186
Tractor Supply Co.	20,323	1,853,051
Ulta Salon Cosmetics & Fragrance, Inc. (b)	8,916	2,172,294
Urban Outfitters, Inc. (b)	13,329	366,547
Williams-Sonoma, Inc. (a)	13,781	718,403

		75,075,990
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	836,955	80,012,898
EMC Corp.	297,881	8,093,427
Hewlett Packard Enterprise Co.	263,421	4,812,702
HP, Inc.	263,861	3,311,455
Lexmark International, Inc., Class A	9,232	348,508
NCR Corp. (b)	18,440	512,079
NetApp, Inc.	44,618	1,097,156
Western Digital Corp.	43,018	2,033,031

		100,221,256
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	7,768	827,059
Coach, Inc.	42,463	1,729,943
Hanesbrands, Inc.	57,476	1,444,372
Kate Spade & Co. (b)	19,097	393,589
lululemon athletica, Inc. (a)(b)	14,933	1,102,951
Michael Kors Holdings Ltd. (b)	26,142	1,293,506
NIKE, Inc., Class B	202,209	11,161,937
PVH Corp.	12,386	1,167,133
Ralph Lauren Corp. (a)	8,710	780,590
Skechers U.S.A., Inc., Class A (b)	19,453	578,143
Under Armour, Inc., Class A (a)(b)	28,137	1,129,138
Under Armour, Inc., Class C (a)(b)	28,541	1,038,905
VF Corp.	51,884	3,190,347

		25,837,613
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc. (a)	72,798	1,091,242
People’s United Financial, Inc. (a)	46,152	676,588
TFS Financial Corp.	8,385	144,390

		1,912,220

Common Stocks	Shares	Value
Tobacco — 1.6%
Altria Group, Inc. (a)	298,692	$20,597,800
Philip Morris International, Inc.	236,602	24,067,156
Reynolds American, Inc.	126,009	6,795,665

		51,460,621
Trading Companies & Distributors — 0.3%
Air Lease Corp. (a)	15,291	409,493
Fastenal Co. (a)	43,843	1,946,191
HD Supply Holdings, Inc. (b)	30,933	1,077,087
MSC Industrial Direct Co., Inc., Class A	7,184	506,903
United Rentals, Inc. (b)	13,627	914,371
W.W. Grainger, Inc. (a)	8,429	1,915,490
Watsco, Inc.	3,888	547,003
WESCO International, Inc. (a)(b)	6,169	317,642

		7,634,180
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp. (a)	11,567	856,536
Water Utilities — 0.1%
American Water Works Co., Inc.	27,130	2,292,756
Aqua America, Inc. (a)	27,375	976,193

		3,268,949
Wireless Telecommunication Services — 0.2%
SBA Communications Corp., Class A (b)	18,983	2,049,025
Sprint Corp. (a)(b)	113,093	512,311
T-Mobile U.S., Inc. (b)	43,486	1,881,639
Telephone & Data Systems, Inc.	14,227	421,973
United States Cellular Corp. (b)	2,304	90,478

		4,955,426
Total Long-Term Investments (Cost — $2,952,080,252) — 98.4%		3,102,960,098

Short-Term Securities — 16.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40% (c)(d)(e)	398,869,324	398,869,324
BlackRock Cash Funds: Prime, SL Agency Shares, 0.56% (c)(d)(e)	119,452,671	119,452,671

		518,321,995
Total Short-Term Securities (Cost — $518,321,995) — 16.5%		518,321,995
Total Investments (Cost — $3,470,402,247) — 114.9%		3,621,282,093
Liabilities in Excess of Other Assets — (14.9)%		(469,270,930)

Net Assets — 100.0%		$3,152,011,163

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	27

Schedule of Investments (continued)	Large Cap Index Master Portfolio

(c)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	198,484,859	200,384,465	[1]	—	398,869,324	$398,869,324	$560,598	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	115,638,588	3,814,083	[1]	—	119,452,671	119,452,671	134,104	[2]	—
BlackRock, Inc.	15,691	3,558		(182)	19,067	6,531,020	40,705		$(5,321)
PNC Financial Services Group, Inc.	64,776	12,180		(754)	76,202	6,202,081	—		1,581
Total						$531,055,096	$735,407		$(3,740)

[1] Represents net shares purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
493	S&P 500 E-Mini Index	September 2016	$51,523,430	$790,394
38	S&P MidCap 400 E-Mini Index	September 2016	$5,673,400	112,637
Total				$903,031

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	[1]	—	—	$903,031	—	—	—	$903,031

[1]    Includes cumulative appreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$5,003,657	—	—	—	$5,003,657
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$1,040,002	—	—	—	$1,040,002

See Notes to Financial Statements.

28	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Schedule of Investments (concluded)	Large Cap Index Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$74,004,590

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$3,102,960,098	—	—	$3,102,960,098
Short-Term Securities	518,321,995	—	—	518,321,995

Total	$3,621,282,093	—	—	$3,621,282,093

Derivative Financial Instruments[2]
Assets:
Equity contracts	$903,031	—	—	$903,031
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$4,533,100	—	—	$4,533,100
Liabilities:
Collateral on securities loaned at value	—	$(413,157,080)	—	(413,157,080)

Total	$4,533,100	$(413,157,080)	—	$(408,623,980)

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	29

Statement of Assets and Liabilities	Large Cap Index Master Portfolio

June 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $408,236,343) (cost — $2,939,158,861)	$3,090,226,997
Investments at value — affiliated (cost — $531,243,386)	531,055,096
Cash pledged for futures contracts	4,533,100
Receivables:
Dividends	3,392,249
Variation margin on futures contracts	1,331,952
Contributions from investors	910,220
Securities lending income — affiliated	64,464
Dividends — affiliated	51,932
Prepaid expenses	6,103

Total assets	3,631,572,113

Liabilities
Collateral on securities loaned at value	413,157,080
Payables:
Investment advisory fees	68,041
Investments purchased	60,466,658
Withdrawals to investors	5,790,208
Officer’s and Trustees’ fees	17,068
Other accrued expenses	61,895

Total liabilities	479,560,950

Net Assets	$3,152,011,163

Net Assets Consist of
Investors’ capital	$3,000,228,286
Net unrealized appreciation (depreciation)	151,782,877

Net Assets	$3,152,011,163

See Notes to Financial Statements.

30	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Statement of Operations	Large Cap Index Master Portfolio

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Dividends — unaffiliated	$30,286,919
Securities lending — affiliated — net	463,832
Dividends — affiliated	271,575
Foreign taxes withheld	(15,135)

Total income	31,007,191

Expenses
Investment advisory	414,123
Accounting services	46,672
Trustees	40,320
Professional	26,399
Printing	1,516
Miscellaneous	14,987

Total expenses	544,017
Less fees waived and/or reimbursed by the Manager	(31,423)

Total expenses after fees waived and/or reimbursed	512,594

Net investment income	30,494,597

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(10,037,940)
Investments — affiliated	(3,740)
Futures contracts	5,003,657

(5,038,023)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	98,135,875
Investments — affiliated	(864,965)
Futures contracts	1,040,002

98,310,912

Net realized and unrealized gain	93,272,889

Net Increase in Net Assets Resulting from Operations	$123,767,486

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	31

Statements of Changes in Net Assets	Large Cap Index Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$30,494,597	$62,512,671
Net realized gain (loss)	(5,038,023)	336,397,620
Net change in unrealized appreciation (depreciation)	98,310,912	(347,723,072)

Net increase in net assets resulting from operations	123,767,486	51,187,219

Capital Transactions
Proceeds from contributions	649,037,993	1,332,533,563
Value of withdrawals	(163,422,846)	(1,614,489,855)

Net increase (decrease) in net assets derived from capital transactions	485,615,147	(281,956,292)

Net Assets
Total increase (decrease) in net assets	609,382,633	(230,769,073)
Beginning of period	2,542,628,530	2,773,397,603

End of period	$3,152,011,163	$2,542,628,530

See Notes to Financial Statements.

32	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Financial Highlights	Large Cap Index Master Portfolio

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,					Period March 31, 2011[1] to December 31, 2011
			2015	2014	2013		2012

Total Return
Total return	3.70%	[2]	0.92%	13.27%	32.88%		16.39%	(4.68)%[2]

Ratios to Average Net Assets
Total expenses	0.04%	[3]	0.05%	0.06%	0.08%	[4]	0.09%	0.40%	[3,5]

Total expenses after fees waived and/or reimbursed	0.04%	[3]	0.04%	0.06%	0.08%	[4]	0.09%	0.16%	[3]

Net investment income	2.21%	[3]	1.93%	1.92%	1.96%	[4]	2.30%	2.04%	[3]

Supplemental Data
Net assets, end of period (000)	$3,152,011		$2,542,629	$2,773,398	$1,132,872		$440,092	$56,881

Portfolio turnover rate	3%		6%	6%	14%		16%	9%

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]	Annualized.

[4]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

[5]	Organization costs were not annualized in the calculation of the expense ratio.

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	33

Notes to Financial Statements (Unaudited)	Large Cap Index Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Large Cap Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

34	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Master Portfolio’s investments and derivative financial instruments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	35

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$279,229	$(279,229)	—
BNP Paribas S.A.	245,333,644	(245,333,644)	—
Credit Suisse Securities (USA) LLC	6,517,895	(6,517,895)	—
Deutsche Bank Securities, Inc.	3,041,333	(3,041,333)	—
Goldman Sachs & Co.	48,054,655	(47,904,410)	$150,245
HSBC Bank PLC	8,560,161	(8,551,921)	8,240
Jefferies LLC	1,275,181	(1,275,181)	—
JP Morgan Securities LLC	19,467,486	(19,467,486)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,309,216	(10,309,216)	—
Morgan Stanley	27,913,966	(27,913,966)	—
Nomura Securities International, Inc.	36,736	(36,736)	—
Scotia Capital (USA), Inc.	8,326,010	(8,326,010)	—
SG Americas Securities LLC	463,934	(463,664)	270
State Street Bank and Trust Co.	12,507,094	(12,507,094)	—
UBS Securities LLC	16,149,803	(16,149,803)	—

Total	$408,236,343	$(408,077,588)	$158,755

[1]

Collateral with a value of $413,157,080 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

[2]

The market value of the loaned securities is determined as of June 30, 2016. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

36	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure, to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee, which is determined by calculating a percentage of the Master Portfolio’s average daily net assets, at an annual rate of 0.03%.

Expense Limitations, Waivers and Reimbursements

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Master Portfolio’s business in order to limit expenses of certain feeder funds which invest their assets in the Master Portfolio. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2017, unless approved by the Board, including a majority of the Independent Trustees.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived and/or reimbursed by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master Portfolio’s investments in other affiliated investment companies, if any.

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	37

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated – net in the Statement of Operations. For the six months ended June 30, 2016, the Master Portfolio paid BTC $184,724 in total for securities lending agent services and collateral investment fees.

The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2016, the purchase and sale transactions which resulted in net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$88,929,122	$11,323,959	$(9,504,541)

Officers and Trustees

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

7. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments excluding short-term securities were $535,724,784 and $81,835,106, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,477,659,344

Gross unrealized appreciation	$307,220,785
Gross unrealized depreciation	(163,598,036)

Net unrealized appreciation	$143,622,749

38	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (concluded)	Large Cap Index Master Portfolio

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2016, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	39

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Large Cap Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. BlackRock Large Cap Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to

40	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (continued)

better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge1, as well as the performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2017. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	41

Disclosure of Investment Advisory Agreement (continued)

and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category and the performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past four one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for two of the four periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s/Portfolio’s contractual management fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual management rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s/Portfolio’s actual management fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

42	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (concluded)

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the Master Portfolio or the Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Master Portfolio’s/Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Portfolio’s total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis. The Board also noted that BlackRock proposed, and the Board agreed to, a contractual reduction of the Master Portfolio’s advisory fee. This advisory fee reduction was implemented on April 30, 2015. The Board further noted that BlackRock proposed, and the Board agreed to, a lower contractual expense cap on the Portfolio on a class-by-class basis. This expense cap reduction was implemented on April 30, 2015.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	43

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust/MIP.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

44	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Additional Information

Proxy Results

BlackRock Funds III

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	61,938,311,360	43,835,788
Susan J. Carter	61,780,259,925	201,887,223
Collette Chilton	61,948,124,716	34,022,432
Neil A. Cotty	61,775,834,676	206,312,472
Matina S. Horner	61,940,727,663	41,419,485
Rodney D. Johnson	61,941,649,924	40,497,224
Cynthia A. Montgomery	61,943,332,673	38,814,475
Joseph P. Platt	61,944,232,208	37,914,940
Robert C. Robb, Jr.	61,944,234,953	37,912,195
Mark Stalnecker	61,943,725,951	38,421,197
Kenneth L. Urish	61,944,152,210	37,994,938
Claire A. Walton	61,784,560,644	197,586,504
Frederick W. Winter	61,939,767,717	42,379,431
Barbara G. Novick	61,947,782,498	34,364,650
John M. Perlowski	61,944,381,941	37,765,207

*	Denotes Trust-wide proposal and voting results.

Master Investment Portfolio

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of MIP.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	93,744,625,170	102,294,210
Susan J. Carter	93,564,604,497	282,314,883
Collette Chilton	93,778,667,881	68,251,499
Neil A. Cotty	93,524,182,594	322,736,786
Matina S. Horner	93,744,748,738	102,170,642
Rodney D. Johnson	93,743,366,844	103,552,536
Cynthia A. Montgomery	93,738,956,489	107,962,891
Joseph P. Platt	93,750,384,350	96,535,030
Robert C. Robb, Jr.	93,749,078,613	97,840,767
Mark Stalnecker	93,668,711,867	178,207,513
Kenneth L. Urish	93,694,700,012	152,219,368
Claire A. Walton	93,569,519,963	277,399,417
Frederick W. Winter	93,699,601,190	147,318,190
Barbara G. Novick	93,778,480,450	68,438,930
John M. Perlowski	93,744,975,345	101,944,035

*	Denotes MIP-wide proposal and voting results.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	45

Additional Information (continued)

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

46	BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LARGE CAP INDEX FUND	JUNE 30, 2016	47

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LCI-6/16-SAR

JUNE 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock LifePath® 2025 Fund
➢	BlackRock LifePath® 2035 Fund
➢	BlackRock LifePath® 2045 Fund
➢	BlackRock LifePath® 2055 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS III	JUNE 30, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape long term drove investors to high quality assets, pushing already-low global yields to even lower levels.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.84%	3.99%
U.S. small cap equities (Russell 2000® Index)	2.22	(6.73)
International equities (MSCI Europe, Australasia, Far East Index)	(4.42)	(10.16)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.05)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.15	0.19
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	7.95	9.49
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	5.31	6.00
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.35	7.80
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.06	1.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2016	BlackRock LifePath Funds

Portfolio Management Commentary

How did each Fund perform?

•	Each of the LifePath Funds with target dates of 2025, 2035, 2045 and 2055 (altogether, the “LifePath Funds”) invests in its respective LifePath Master Portfolio.

•

For the six-month period ended June 30, 2016, the LifePath Funds underperformed their respective custom benchmark across various LifePath Fund target dates. The returns for the LifePath Funds include Fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

•

The underperformance of Active Stock Master Portfolio was the largest detractor from performance relative to the benchmark. An allocation to Master Large Cap Growth Portfolio drove the largest proportion of the underperformance, due to the Master Large Cap Growth Portfolio’s negative sector selection within industrials. In addition, an underweight to stability/bond proxies detracted from performance, especially telecommunication services and REITs, which significantly outperformed as investors flocked to safety.

•

International Tilts Master Portfolio also detracted from performance during the period. This investment strategy started 2016 with a pro-growth stance, with the investment advisor’s proprietary signals indicating positive economic conditions. Given the dramatic fall in markets in the first week of the year, this detracted from performance. In April, the main cause of negative performance was the sharp rotation in momentum, as expressed by the rally in materials and energy. An overweight in Italy also subtracted from returns. At the end of the second quarter, the strategy experienced losses concentrated around Brexit (United Kingdom’s vote to leave the European Union) market moves.

•

BlackRock Commodity Strategies Fund was the main positive contributor to relative performance. The first half of 2016 represented another period of exceptional volatility for the commodities market as well as natural resource equities. In the natural resource equities portion of the strategy, the mining and precious metals strategies contributed positively to BlackRock Commodity Strategies Fund’s performance. Year to date in

2016, gold bullion and gold equities have rallied strongly. Despite heightened levels of yield curve risk volatility, commodity futures’ curve strategies outperformed the market in the first six months of the year. Also during the first half, the curve strategy in the energy sector outperformed as the global supply glut in crude oil markets did not show signs of abating, and a warmer-than-average winter in the United States negatively impacted natural gas prices. Midway through the period, curve strategies benefited from weakening time spreads (reflects a steepening of the slope of the futures curve, which benefits the strategy as there are farther-dated futures compared to the benchmark futures contracts). However, as time spreads extended to extreme positions, some of the positive outperformance was lost as time spreads strengthened.

•

BlackRock Emerging Markets Fund, Inc.’s outperformance was driven by stock selection across countries and sectors. China continues to be one of the largest contributors given a shift away from macroeconomically-sensitive financials at the beginning of the year. Technology names within the country also made strong gains as MSCI announced full inclusion of American Depository Receipts within their indices, bringing information technology to a 31% weight in the MSCI China index.

Describe recent portfolio activity.

•

Each LifePath Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Funds were rebalanced in accordance with their updated strategic allocations, and daily cash flows were allocated to the underlying funds and instruments as appropriate. The dynamic signal, which assesses more recent volatility and valuations, was activated during the period and had a slightly positive impact on relative performance.

Describe portfolio positioning at period end.

•	At period end, each of the LifePath Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Fund will change over time according to a strategic “glide path” as each LifePath Fund approaches its respective target date. The glide path represents the shifting of asset classes over time, as well as potential adjustments. Each LifePath Fund’s asset mix becomes more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Fund, which may be a primary source of income after retirement. As each LifePath Fund approaches its target date, its asset allocation will shift so that it invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock Fund Advisors (“BFA” or the “Manager”) investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Fund, and determine whether any changes are required to enable each LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA investment professionals may periodically adjust the proportion of equity funds, securities and related derivatives and fixed income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement.

BLACKROCK FUNDS III	JUNE 30, 2016	5

BlackRock LifePath 2025 Fund

Investment Objective

The investment objective of BlackRock LifePath® 2025 Fund (“LifePath 2025 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath 2025 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Fund’s custom benchmark consists of the following:

Period	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/10 to 6/30/11	28.9%	4.5%	N/A	4.9%	18.8%	N/A	N/A	5.9%	34.4%	2.6%
7/01/11 to 6/30/12	30.8	4.8	N/A	4.8	18.7	34.3%	3.1%	0.5	2.8	0.2
7/01/12 to 6/30/13	32.9	5.1	2.9%	4.5	17.4	34.0	3.2	N/A	N/A	N/A
7/01/13 to 6/30/14	34.6	5.4	3.8	4.3	16.9	31.6	3.4	N/A	N/A	N/A
7/01/14 to 6/30/15	32.5	5.1	3.8	4.9	18.1	32.5	3.0	N/A	N/A	N/A
7/01/15 to 6/30/16	31.7	5.1	3.8	5.2	18.6	32.3	2.9	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

6	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath 2025 Fund

Performance Summary for the Period Ended June 30, 2016

		Average Annual Total Returns[1]
		1 Year		5 Year		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.57%[3]	0.28%	N/A	5.03%	N/A	7.93%	N/A
Investor A	3.54	0.09	(5.16)%	4.77	3.65%	7.66	6.70%
Investor C	3.12	(0.62)	(1.59)	4.00	4.00	6.86	6.86
Class K	3.76	0.63	N/A	5.24	N/A	8.16	N/A
Class R	3.38	(0.15)	N/A	4.53	N/A	7.40	N/A
LifePath 2025 Fund Custom Benchmark	4.20	1.24	N/A	5.64	N/A	8.27	N/A
Barclays U.S. Aggregate Bond Index	5.31	6.00	N/A	3.76	N/A	3.79	N/A
Barclays U.S. TIPS Index (Series L)	6.24	4.35	N/A	2.63	N/A	3.47	N/A
Bloomberg Commodity Index	13.25	(13.32)	N/A	(5.59)	N/A	(10.82)	N/A
FTSE EPRA/NAREIT Developed Index	5.48	0.78	N/A	4.52	N/A	11.58	N/A
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	N/A	0.39	N/A	4.84	N/A
Russell 1000® Index	3.74	2.93	N/A	11.88	N/A	15.00	N/A
Russell 2000® Index	2.22	(6.73)	N/A	8.35	N/A	12.73	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Fund commenced operations on June 30, 2010.

[3]

Performance results do not reflect adjustments to valuation for financial reporting purposes in accordance with U.S. generally accepted accounting principles and therefore differ from returns reported in the Financial Highlights.

Past performance is not indicative of future results.

N/A — Not applicable as share class and index do not have a sales charge.

BLACKROCK FUNDS III	JUNE 30, 2016	7

BlackRock LifePath 2035 Fund

Investment Objective

The investment objective of BlackRock LifePath® 2035 Fund (“LifePath 2035 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath 2035 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Fund’s custom benchmark consists of the following:

Period	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/10 to 6/30/11	17.0%	2.2%	N/A	6.9%	22.7%	N/A	N/A	6.4%	42.0%	2.8%
7/01/11 to 6/30/12	18.9	2.5	N/A	7.1	22.6	42.1%	2.7%	0.5	3.4	0.2
7/01/12 to 6/30/13	21.3	2.8	2.9%	7.0	21.5	41.9	2.6	N/A	N/A	N/A
7/01/13 to 6/30/14	23.0	3.0	3.9	7.0	21.3	39.2	2.6	N/A	N/A	N/A
7/01/14 to 6/30/15	17.2	2.3	3.9	8.7	23.8	41.8	2.3	N/A	N/A	N/A
7/01/15 to 6/30/16	14.0	2.0	3.9	9.8	25.2	42.7	2.1	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

8	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath 2035 Fund

Performance Summary for the Period Ended June 30, 2016

		Average Annual Total Returns[1]
		1 Year		5 Year		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.01%	(0.85)%	N/A	5.47%	N/A	8.88%	N/A
Investor A	2.98	(1.02)	(6.22)%	5.21	4.08%	8.62	7.65%
Investor C	2.51	(1.79)	(2.75)	4.40	4.40	7.80	7.80
Class K	3.15	(0.62)	N/A	5.91	N/A	9.33	N/A
Class R	2.80	(1.34)	N/A	4.95	N/A	8.35	N/A
LifePath 2035 Fund Custom Benchmark	3.75	0.20	N/A	6.11	N/A	9.24	N/A
Barclays U.S. Aggregate Bond Index	5.31	6.00	N/A	3.76	N/A	3.79	N/A
Barclays U.S. TIPS Index (Series L)	6.24	4.35	N/A	2.63	N/A	3.47	N/A
Bloomberg Commodity Index	13.25	(13.32)	N/A	(5.59)	N/A	(10.82)	N/A
FTSE EPRA/NAREIT Developed Index	5.48	0.78	N/A	4.52	N/A	11.58	N/A
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	N/A	0.39	N/A	4.84	N/A
Russell 1000® Index	3.74	2.93	N/A	11.88	N/A	15.00	N/A
Russell 2000® Index	2.22	(6.73)	N/A	8.35	N/A	12.73	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Fund commenced operations on June 30, 2010.

Past performance is not indicative of future results.

N/A — Not applicable as share class and index do not have a sales charge.

BLACKROCK FUNDS III	JUNE 30, 2016	9

BlackRock LifePath 2045 Fund

Investment Objective

The investment objective of BlackRock LifePath® 2045 Fund (“LifePath 2045 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath 2045 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Fund’s custom benchmark consists of the following:

Period	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/10 to 6/30/11	7.3%	N/A	N/A	8.5%	26.0%	N/A	N/A	6.8%	48.4%	3.0%
7/01/11 to 6/30/12	9.5	N/A	N/A	9.1	25.8	48.6%	2.3%	0.6	3.9	0.2
7/01/12 to 6/30/13	12.4	N/A	3.0%	9.1	24.9	48.5	2.1	N/A	N/A	N/A
7/01/13 to 6/30/14	14.5	N/A	3.9	9.3	24.9	45.4	2.0	N/A	N/A	N/A
7/01/14 to 6/30/15	7.2	N/A	4.1	11.6	27.7	47.3	2.1	N/A	N/A	N/A
7/01/15 to 6/30/16	2.0	0.2%	4.2	13.5	29.7	48.3	1.8	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

10	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath 2045 Fund

Performance Summary for the Period Ended June 30, 2016

		Average Annual Total Returns[1]
		1 Year		5 Year		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.72%	(1.58)%	N/A	5.79%	N/A	9.79%	N/A
Investor A	2.60	(1.83)	(6.98)%	5.53	4.40%	9.52	8.54%
Investor C	2.23	(2.56)	(3.51)	4.74	4.74	8.68	8.68
Class K	2.79	(1.34)	N/A	6.14	N/A	10.15	N/A
Class R	2.42	(2.10)	N/A	5.27	N/A	9.24	N/A
LifePath 2045 Fund Custom Benchmark	3.46	(0.56)	N/A	6.49	N/A	10.05	N/A
Barclays U.S. Aggregate Bond Index	5.31	6.00	N/A	3.76	N/A	3.79	N/A
Barclays U.S. TIPS Index (Series L)	6.24	4.35	N/A	2.63	N/A	3.47	N/A
Bloomberg Commodity Index	13.25	(13.32)	N/A	(5.59)	N/A	(10.82)	N/A
FTSE EPRA/NAREIT Developed Index	5.48	0.78	N/A	4.52	N/A	11.58	N/A
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	N/A	0.39	N/A	4.84	N/A
Russell 1000® Index	3.74	2.93	N/A	11.88	N/A	15.00	N/A
Russell 2000® Index	2.22	(6.73)	N/A	8.35	N/A	12.73	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Fund commenced operations on June 30, 2010.

Past performance is not indicative of future results.

N/A — Not applicable as share class and index do not have a sales charge.

BLACKROCK FUNDS III	JUNE 30, 2016	11

BlackRock LifePath 2055 Fund

Investment Objective

The investment objective of BlackRock LifePath® 2055 Fund (“LifePath 2055 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath 2055 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Fund’s custom benchmark consists of the following:

Period	Barclays U.S. Aggregate Bond Index	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/10 to 6/30/11	1.0%	N/A	9.2%	28.4%	N/A	N/A	8.3%	49.5%	3.6%
7/01/11 to 6/30/12	1.0	N/A	10.6	29.0	50.1%	4.2%	0.7	4.1	0.3
7/01/12 to 6/30/13	2.0	3.1%	11.3	27.9	53.8	1.9	N/A	N/A	N/A
7/01/13 to 6/30/14	4.1	4.0	11.8	28.1	50.3	1.7	N/A	N/A	N/A
7/01/14 to 6/30/15	2.6	4.1	12.8	29.2	49.3	2.0	N/A	N/A	N/A
7/01/15 to 6/30/16	1.0	4.2	13.8	30.2	48.7	1.9	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

12	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath 2055 Fund

Performance Summary for the Period Ended June 30, 2016

		Average Annual Total Returns[1]
		1 Year		5 Year		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.56%	(1.91)%	N/A	6.13%	N/A	10.27%	N/A
Investor A	2.38	(2.15)	(7.28)%	5.87	4.73%	9.98	8.99%
Investor C	2.06	(2.80)	(3.75)	5.07	5.07	9.17	9.17
Class K	2.70	(1.54)	N/A	6.57	N/A	10.70	N/A
Class R	2.30	(2.32)	N/A	5.59	N/A	9.71	N/A
LifePath 2055 Fund Custom Benchmark	3.43	(0.62)	N/A	6.91	N/A	10.66	N/A
Barclays U.S. Aggregate Bond Index	5.31	6.00	N/A	3.76	N/A	3.79	N/A
Bloomberg Commodity Index	13.25	(13.32)	N/A	(5.59)	N/A	(10.82)	N/A
FTSE EPRA/NAREIT Developed Index	5.48	0.78	N/A	4.52	N/A	11.58	N/A
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	N/A	0.39	N/A	4.84	N/A
Russell 1000® Index	3.74	2.93	N/A	11.88	N/A	15.00	N/A
Russell 2000® Index	2.22	(6.73)	N/A	8.35	N/A	12.73	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Fund commenced operations on June 30, 2010.

Past performance is not indicative of future results.

N/A — Not applicable as share class and index do not have a sales charge.

BLACKROCK FUNDS III	JUNE 30, 2016	13

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•	Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Fund distributions or the redemption of LifePath Fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), each LifePath Funds’ administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Fund’s expenses. Without such waiver and/or reimbursement, the LifePath Funds’ performance would have been lower.

The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Funds’ changing asset allocations over time. As of June 30, 2016, the following indexes are used to calculate the LifePath Funds’ custom benchmarks: Barclays U.S. Aggregate Bond Index, Barclays U.S. TIPS Index (Series L), Bloomberg Commodity Index, FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, as applicable.

The Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Barclays U.S. TIPS Index (Series L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

14	BLACKROCK FUNDS III	JUNE 30, 2016

Disclosure of Expenses

Shareholders of these LifePath Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2016 and held through June 30, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
LifePath 2025 Fund
Institutional . . . . . . . .	$1,000.00	$1,035.70	$2.89	$1,000.00	$1,022.03	$2.87	0.57%
Investor A . . . . . . . . . .	$1,000.00	$1,035.40	$4.15	$1,000.00	$1,020.79	$4.12	0.82%
Investor C . . . . . . . . . .	$1,000.00	$1,031.20	$8.18	$1,000.00	$1,016.81	$8.12	1.62%
Class K . . . . . . . . .	$1,000.00	$1,037.60	$1.87	$1,000.00	$1,023.02	$1.86	0.37%
Class R . . . . . . . . . . . . .	$1,000.00	$1,033.80	$5.21	$1,000.00	$1,019.74	$5.17	1.03%
LifePath 2035 Fund
Institutional . . . . . . . .	$1,000.00	$1,030.10	$2.83	$1,000.00	$1,022.08	$2.82	0.56%
Investor A . . . . . . . . . .	$1,000.00	$1,029.80	$4.09	$1,000.00	$1,020.84	$4.07	0.81%
Investor C . . . . . . . . . .	$1,000.00	$1,025.10	$8.11	$1,000.00	$1,016.86	$8.07	1.61%
Class K . . . . . . . . .	$1,000.00	$1,031.50	$1.82	$1,000.00	$1,023.07	$1.81	0.36%
Class R . . . . . . . . . . . . .	$1,000.00	$1,028.00	$5.09	$1,000.00	$1,019.84	$5.07	1.01%
LifePath 2045 Fund
Institutional . . . . . . . .	$1,000.00	$1,027.20	$2.72	$1,000.00	$1,022.18	$2.72	0.54%
Investor A . . . . . . . . . .	$1,000.00	$1,026.00	$3.98	$1,000.00	$1,020.93	$3.97	0.79%
Investor C . . . . . . . . . .	$1,000.00	$1,022.30	$7.99	$1,000.00	$1,016.96	$7.97	1.59%
Class K . . . . . . . . .	$1,000.00	$1,027.90	$1.71	$1,000.00	$1,023.17	$1.71	0.34%
Class R . . . . . . . . . . . . .	$1,000.00	$1,024.20	$4.98	$1,000.00	$1,019.94	$4.97	0.99%
LifePath 2055 Fund
Institutional . . . . . . . .	$1,000.00	$1,025.60	$2.77	$1,000.00	$1,022.13	$2.77	0.55%
Investor A . . . . . . . . . .	$1,000.00	$1,023.80	$4.03	$1,000.00	$1,020.89	$4.02	0.80%
Investor C . . . . . . . . . .	$1,000.00	$1,020.60	$7.99	$1,000.00	$1,016.96	$7.97	1.59%
Class K . . . . . . . . .	$1,000.00	$1,027.00	$1.71	$1,000.00	$1,023.17	$1.71	0.34%
Class R . . . . . . . . . . . . .	$1,000.00	$1,023.00	$5.03	$1,000.00	$1,019.89	$5.02	1.00%

[1]

For each class of the LifePath Funds, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because each LifePath Fund invests all of its assets in a LifePath Master Portfolio, the expense examples reflect the net expenses of both the LifePath Fund and the LifePath Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

BLACKROCK FUNDS III	JUNE 30, 2016	15

Derivative Financial Instruments

The LifePath Master Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Master Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Master Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

16	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Assets and Liabilities	BlackRock Funds III

June 30, 2016 (Unaudited)	BlackRock LifePath 2025 Fund	BlackRock LifePath 2035 Fund	BlackRock LifePath 2045 Fund	BlackRock LifePath 2055 Fund

Assets
Investments at value — from the applicable LifePath Master Portfolio[1]	$67,758,241	$58,050,592	$37,080,678	$18,985,173
Receivables:
Capital shares sold	268,140	116,449	132,934	49,165
From the administrator	—	—	—	3,111
Withdrawals from the LifePath Master Portfolio	—	198,742	—	29,324

Total assets	68,026,381	58,365,783	37,213,612	19,066,773

Liabilities
Payables:
Contributions to the LifePath Master Portfolio	220,333	—	65,693	—
Capital shares redeemed	47,807	315,191	67,241	78,489
Administration fees	10,401	7,987	2,067	—
Professional fees	10,036	10,038	9,989	10,029
Income dividends	25,072	19,225	13,948	6,762
Service and distribution fees	9,581	8,902	5,178	2,380

Total liabilities	323,230	361,343	164,116	97,660

Net Assets	$67,703,151	$58,004,440	$37,049,496	$18,969,113

Net Assets Consist of
Paid-in capital	$67,487,400	$58,244,441	$37,293,074	$18,987,499
Distributions in excess of net investment income	(168,191)	(88,487)	(31,213)	(10,337)
Accumulated net realized loss allocated from the LifePath Master Portfolio	(254,010)	(659,174)	(499,775)	(234,393)
Net unrealized appreciation (depreciation) allocated from the LifePath Master Portfolio	637,952	507,660	287,410	226,344

Net Assets	$67,703,151	$58,004,440	$37,049,496	$18,969,113

Net Asset Value
Institutional:
Net assets	$29,152,961	$21,240,576	$16,163,207	$8,847,204

Shares outstanding[2]	2,353,835	1,653,733	1,213,029	646,557

Net asset value	$12.39	$12.84	$13.32	$13.68

Investor A:
Net assets	$31,002,134	$31,229,923	$17,139,626	$9,031,901

Shares outstanding[2]	2,506,152	2,434,746	1,287,045	661,538

Net asset value	$12.37	$12.83	$13.32	$13.65

Maximum offering price per share (100/94.75 of net assets)	$13.06	$13.54	$14.06	$14.41

Investor C:
Net assets	$2,405,949	$1,896,086	$1,308,415	$488,999

Shares outstanding[2]	195,355	148,941	99,372	36,152

Net asset value	$12.32	$12.73	$13.17	$13.53

Class K:
Net assets	$1,769,667	$914,647	$842,759	$167,631

Shares outstanding[2]	143,151	70,295	62,645	12,106

Net asset value	$12.36	$13.01	$13.45	$13.85

Class R:
Net assets	$3,372,440	$2,723,208	$1,595,489	$433,378

Shares outstanding[2]	272,757	212,179	119,927	31,745

Net asset value	$12.36	$12.83	$13.30	$13.65

[1] Investments at cost — from the applicable LifePath Master Portfolio	$67,120,289	$57,542,932	$36,793,268	$18,758,829
[2] No par value, unlimited number of shares authorized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	17

Statements of Operations	BlackRock Funds III

Six Months Ended June 30, 2016 (Unaudited)	BlackRock LifePath 2025 Fund	BlackRock LifePath 2035 Fund	BlackRock LifePath 2045 Fund	BlackRock LifePath 2055 Fund

Investment Income
Net investment income allocated from the applicable LifePath Master Portfolio:
Dividends — affiliated	$403,925	$457,758	$336,042	$163,624
Dividends — unaffiliated	56,920	91,359	76,031	38,270
Interest — affiliated	299,666	132,263	19,265	6,192
Securities lending — affiliated — net	1,830	1,369	1,756	1,032
Foreign taxes withheld	(1,000)	(1,491)	(1,290)	(714)
Expenses	(201,130)	(172,358)	(111,507)	(61,934)
Fees waived	129,703	115,474	78,531	45,590

Total income	689,914	624,374	398,828	192,060

Fund Expenses
Administration — class specific	110,550	95,720	60,038	29,249
Service and distribution — class specific	56,519	50,674	29,518	13,213
Professional	7,477	7,477	7,421	7,477
Miscellaneous	169	57	56	57

Total expenses	174,715	153,928	97,033	49,996
Less fees waived by the administrator	(7,477)	(7,477)	(7,421)	(7,477)

Total expenses after fees waived	167,238	146,451	89,612	42,519

Net investment income	522,676	477,923	309,216	149,541

Realized and Unrealized Gain (Loss) Allocated from the LifePath Master Portfolio
Net realized loss from investments, financial futures contracts, swaps and foreign currency transactions	(825,934)	(1,013,542)	(652,975)	(298,022)

Net change in unrealized appreciation (depreciation) on investments, financial futures contracts, swaps and foreign currency translations	2,555,275	2,157,360	1,308,998	648,376

Net realized and unrealized gain	1,729,341	1,143,818	656,023	350,354

Net Increase in Net Assets Resulting from Operations	$2,252,017	$1,621,741	$965,239	$499,895

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets	BlackRock Funds III

	BlackRock LifePath 2025 Fund		BlackRock LifePath 2035 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$522,676	$902,834	$477,923	$798,710
Net realized gain (loss)	(825,934)	2,035,397	(1,013,542)	1,954,281
Net change in unrealized appreciation (depreciation)	2,555,275	(4,550,254)	2,157,360	(4,206,454)

Net increase (decrease) in net assets resulting from operations	2,252,017	(1,612,023)	1,621,741	(1,453,463)

Distributions to Shareholders[1]
From net investment income:
Institutional	(255,908)	(457,154)	(196,247)	(370,041)
Investor A	(234,945)	(472,452)	(247,693)	(444,086)
Investor C	(8,653)	(23,600)	(7,812)	(14,029)
Class K	(15,211)	(16,121)	(9,162)	(7,088)
Class R	(22,660)	(29,082)	(19,109)	(8,944)
From net realized gain:
Institutional	—	(633,373)	—	(599,762)
Investor A	—	(702,920)	—	(829,270)
Investor C	—	(71,606)	—	(55,514)
Class K	—	(23,595)	—	(16,379)
Class R	—	(52,796)	—	(20,443)
From return of capital:
Institutional	—	(24,704)	—	(7,657)
Investor A	—	(30,201)	—	(10,622)
Investor C	—	(3,278)	—	(657)
Class K	—	(534)	—	(62)
Class R	—	(1,601)	—	(227)

Decrease in net assets resulting from distributions to shareholders	(537,377)	(2,543,017)	(480,023)	(2,384,781)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	926,115	5,421,219	802,430	4,313,067

Net Assets
Total increase in net assets	2,640,755	1,266,179	1,944,148	474,823
Beginning of period	65,062,396	63,796,217	56,060,292	55,585,469

End of period	$67,703,151	$65,062,396	$58,004,440	$56,060,292

Distributions in excess of net investment income, end of period	$(168,191)	$(153,490)	$(88,487)	$(86,387)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	19

Statements of Changes in Net Assets	BlackRock Funds III

	BlackRock LifePath 2045 Fund		BlackRock LifePath 2055 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$309,216	$477,938	$149,541	$202,061
Net realized gain (loss)	(652,975)	1,285,632	(298,022)	470,460
Net change in unrealized appreciation (depreciation)	1,308,998	(2,669,151)	648,376	(1,101,709)

Net increase (decrease) in net assets resulting from operations	965,239	(905,581)	499,895	(429,188)

Distributions to Shareholders[1]
From net investment income:
Institutional	(150,183)	(237,262)	(77,865)	(104,375)
Investor A	(139,823)	(225,525)	(68,991)	(90,276)
Investor C	(5,759)	(9,617)	(1,968)	(3,186)
Class K	(8,312)	(3,515)	(1,495)	(700)
Class R	(11,376)	(6,511)	(2,956)	(2,224)
From net realized gain:
Institutional	—	(459,944)	—	(159,148)
Investor A	—	(510,798)	—	(163,009)
Investor C	—	(48,009)	—	(12,905)
Class K	—	(12,210)	—	(1,036)
Class R	—	(17,867)	—	(5,133)

Decrease in net assets resulting from distributions to shareholders	(315,453)	(1,531,258)	(153,275)	(541,992)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,913,487	2,333,808	2,794,715	3,808,319

Net Assets
Total increase (decrease) in net assets	2,563,273	(103,031)	3,141,335	2,837,139
Beginning of period	34,486,223	34,589,254	15,827,778	12,990,639

End of period	$37,049,496	$34,486,223	$18,969,113	$15,827,778

Distributions in excess of net investment income, end of period	$(31,213)	$(24,976)	$(10,337)	$(6,603)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	BlackRock LifePath 2025 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.05		$12.80	$13.11	$12.19	$11.07	$11.21

Net investment income[1]	0.11		0.19	0.21	0.21	0.22	0.25
Net realized and unrealized gain (loss)	0.34		(0.44)	0.48	1.22	1.11	(0.19)

Net increase (decrease) from investment operations	0.45		(0.25)	0.69	1.43	1.33	0.06

Distributions:[2]
From net investment income	(0.11)		(0.21)	(0.21)	(0.19)	(0.21)	(0.20)
From net realized gain	—		(0.28)	(0.79)	(0.32)	(0.00)[3]	(0.00)[3]
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.11)		(0.50)	(1.00)	(0.51)	(0.21)	(0.20)

Net asset value, end of period	$12.39		$12.05	$12.80	$13.11	$12.19	$11.07

Total Return[4]
Based on net asset value	3.74%	[5]	(1.92)%	5.23%	11.84%	12.07%	0.49%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.60%	[9]	0.74%	0.75%	0.79%	0.86%	1.06%

Total expenses after fees waived and/or reimbursed	0.57%	[9]	0.71%	0.73%	0.75%	0.76%	0.74%

Net investment income	1.80%	[9]	1.51%	1.53%	1.60%	1.85%	2.25%

Supplemental Data
Net assets, end of period (000)	$29,153		$27,821	$23,625	$25,882	$15,816	$3,233

Portfolio turnover of the LifePath Master Portfolio	18%	[10]	51% [10]	50% [11]	30% [11]	4% [12]	24% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.11%	0.13%	0.13%	0.10%	0.10%	0.12%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.40%, 0.40%, 0.49% and 0.89% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% and 58% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	21

Financial Highlights (continued)	BlackRock LifePath 2025 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.04		$12.78	$13.10	$12.19	$11.06	$11.21

Net investment income[1]	0.09		0.16	0.17	0.18	0.18	0.21
Net realized and unrealized gain (loss)	0.34		(0.43)	0.48	1.22	1.12	(0.19)

Net increase (decrease) from investment operations	0.43		(0.27)	0.65	1.40	1.30	0.02

Distributions:[2]
From net investment income	(0.10)		(0.18)	(0.18)	(0.17)	(0.17)	(0.17)
From net realized gain	—		(0.28)	(0.79)	(0.32)	(0.00)[3]	(0.00)[3]
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.10)		(0.47)	(0.97)	(0.49)	(0.17)	(0.17)

Net asset value, end of period	$12.37		$12.04	$12.78	$13.10	$12.19	$11.06

Total Return[4]
Based on net asset value	3.54%	[5]	(2.17)%	4.95%	11.52%	11.84%	0.18%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.85%	[9]	0.99%	1.00%	1.05%	1.11%	1.32%

Total expenses after fees waived and/or reimbursed	0.82%	[9]	0.96%	0.98%	1.00%	1.01%	0.99%

Net investment income	1.56%	[9]	1.26%	1.31%	1.37%	1.54%	1.87%

Supplemental Data
Net assets, end of period (000)	$31,002		$30,373	$35,324	$29,049	$13,981	$7,076

Portfolio turnover of the LifePath Master Portfolio	18%	[10]	51% [10]	50% [11]	30% [11]	4% [12]	24% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.11%	0.13%	0.13%	0.10%	0.10%	0.12%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.40%, 0.40%, 0.48% and 0.86% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% and 58% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath 2025 Fund

	Investor C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$11.99		$12.72	$13.06	$12.15	$11.05	$11.21

Net investment income[1]	0.04		0.06	0.07	0.07	0.10	0.14
Net realized and unrealized gain (loss)	0.33		(0.42)	0.47	1.23	1.11	(0.20)

Net increase (decrease) from investment operations	0.37		(0.36)	0.54	1.30	1.21	(0.06)

Distributions:[2]
From net investment income	(0.04)		(0.09)	(0.09)	(0.07)	(0.11)	(0.10)
From net realized gain	—		(0.27)	(0.79)	(0.32)	(0.00)[3]	(0.00)[3]
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.04)		(0.37)	(0.88)	(0.39)	(0.11)	(0.10)

Net asset value, end of period	$12.32		$11.99	$12.72	$13.06	$12.15	$11.05

Total Return[4]
Based on net asset value	3.12%	[5]	(2.86)%	4.08%	10.73%	10.99%	(0.54)%

Ratios to Average Net Assets[6,7,8]
Total expenses	1.64%	[9]	1.75%	1.75%	1.80%	1.85%	2.10%

Total expenses after fees waived and/or reimbursed	1.62%	[9]	1.72%	1.73%	1.76%	1.76%	1.75%

Net investment income	0.75%	[9]	0.51%	0.56%	0.57%	0.87%	1.25%

Supplemental Data
Net assets, end of period (000)	$2,406		$2,900	$2,849	$1,997	$992	$245

Portfolio turnover of the LifePath Master Portfolio	18%	[10]	51% [10]	50% [11]	30% [11]	4% [12]	24% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.11%	0.13%	0.13%	0.10%	0.10%	0.12%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.40%, 0.40%, 0.48% and 0.82% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% and 58% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	23

Financial Highlights (continued)	BlackRock LifePath 2025 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.03		$12.78	$13.10	$12.22	$11.09	$11.21

Net investment income[1]	0.12		0.25	0.26	0.20	0.26	0.26
Net realized and unrealized gain (loss)	0.33		(0.45)	0.46	1.20	1.11	(0.16)

Net increase (decrease) from investment operations	0.45		(0.20)	0.72	1.40	1.37	0.10

Distributions:[2]
From net investment income	(0.12)		(0.26)	(0.25)	(0.20)	(0.24)	(0.22)
From net realized gain	—		(0.28)	(0.79)	(0.32)	(0.00)[3]	(0.00)[3]
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.12)		(0.55)	(1.04)	(0.52)	(0.24)	(0.22)

Net asset value, end of period	$12.36		$12.03	$12.78	$13.10	$12.22	$11.09

Total Return[4]
Based on net asset value	3.76%	[5]	(1.64)%	5.51%	11.47%	12.44%	0.87%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.40%	[9]	0.41%	0.40%	0.44%	0.51%	0.71%

Total expenses after fees waived and/or reimbursed	0.37%	[9]	0.38%	0.37%	0.40%	0.41%	0.38%

Net investment income	2.01%	[9]	2.00%	1.91%	1.57%	2.20%	2.31%

Supplemental Data
Net assets, end of period (000)	$1,770		$1,278	$317	$102	$1,941	$1,590

Portfolio turnover of the LifePath Master Portfolio	18%	[10]	51% [10]	50% [11]	30% [11]	4% [12]	24% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.11%	0.13%	0.13%	0.10%	0.10%	0.12%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.40%, 0.40%, 0.49% and 0.89% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% and 58% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (concluded)	BlackRock LifePath 2025 Fund

	Class R
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.04		$12.79	$13.11	$12.19	$11.09	$11.21

Net investment income[1]	0.08		0.13	0.14	0.13	0.18	0.17
Net realized and unrealized gain (loss)	0.33		(0.43)	0.48	1.24	1.08	(0.17)

Net increase (decrease) from investment operations	0.41		(0.30)	0.62	1.37	1.26	—

Distributions:[2]
From net investment income	(0.09)		(0.17)	(0.15)	(0.13)	(0.16)	(0.12)
From net realized gain	—		(0.27)	(0.79)	(0.32)	(0.00)[3]	(0.00)[3]
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.09)		(0.45)	(0.94)	(0.45)	(0.16)	(0.12)

Net asset value, end of period	$12.36		$12.04	$12.79	$13.11	$12.19	$11.09

Total Return[4]
Based on net asset value	3.38%	[5]	(2.36)%	4.69%	11.26%	11.45%	0.02%

Ratios to Average Net Assets[6,7,8]
Total expenses	1.05%	[9]	1.24%	1.26%	1.30%	1.35%	1.57%

Total expenses after fees waived and/or reimbursed	1.03%	[9]	1.21%	1.23%	1.25%	1.26%	1.23%

Net investment income	1.36%	[9]	1.06%	1.04%	1.05%	1.54%	1.46%

Supplemental Data
Net assets, end of period (000)	$3,372		$2,690	$1,682	$1,484	$1,282	$22

Portfolio turnover of the LifePath Master Portfolio	18%	[10]	51% [10]	50% [11]	30% [11]	4% [12]	24% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.11%	0.13%	0.13%	0.10%	0.10%	0.12%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.40%, 0.40%, 0.48% and 0.91% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% and 58% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	25

Financial Highlights	BlackRock LifePath 2035 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.58		$13.43	$13.77	$12.51	$11.18	$11.52

Net investment income[1]	0.12		0.21	0.22	0.24	0.24	0.24
Net realized and unrealized gain (loss)	0.26		(0.49)	0.54	1.67	1.30	(0.39)

Net increase (decrease) from investment operations	0.38		(0.28)	0.76	1.91	1.54	(0.15)

Distributions:[2]
From net investment income	(0.12)		(0.22)	(0.22)	(0.23)	(0.21)	(0.19)
From net realized gain	—		(0.35)	(0.88)	(0.42)	—	(0.00)[3]
From return of capital	—		(0.00)[3]	—	—	(0.00)[3]	—

Total distributions	(0.12)		(0.57)	(1.10)	(0.65)	(0.21)	(0.19)

Net asset value, end of period	$12.84		$12.58	$13.43	$13.77	$12.51	$11.18

Total Return[4]
Based on net asset value	3.01%	[5]	(2.15)%	5.51%	15.33%	13.85%	(1.32)%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.58%	[9]	0.72%	0.74%	0.80%	0.89%	1.22%

Total expenses after fees waived and/or reimbursed	0.56%	[9]	0.68%	0.71%	0.75%	0.75%	0.72%

Net investment income	1.91%	[9]	1.54%	1.55%	1.78%	1.98%	2.13%

Supplemental Data
Net assets, end of period (000)	$21,241		$22,071	$22,004	$22,266	$12,853	$2,033

Portfolio turnover of the LifePath Master Portfolio	24%	[10]	44% [10]	54% [11]	39% [11]	4% [12]	21% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.12%	0.16%	0.15%	0.11%	0.11%	0.14%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.42%, 0.42%, 0.43%, 0.43%, 0.56% and 1.10% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% and 47% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath 2035 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.56		$13.41	$13.77	$12.51	$11.17	$11.51

Net investment income[1]	0.10		0.17	0.19	0.21	0.20	0.20
Net realized and unrealized gain (loss)	0.27		(0.48)	0.52	1.67	1.32	(0.37)

Net increase (decrease) from investment operations	0.37		(0.31)	0.71	1.88	1.52	(0.17)

Distributions:[2]
From net investment income	(0.10)		(0.19)	(0.19)	(0.20)	(0.18)	(0.17)
From net realized gain	—		(0.35)	(0.88)	(0.42)	—	(0.00)[3]
From return of capital	—		(0.00)[3]	—	—	(0.00)[3]	—

Total distributions	(0.10)		(0.54)	(1.07)	(0.62)	(0.18)	(0.17)

Net asset value, end of period	$12.83		$12.56	$13.41	$13.77	$12.51	$11.17

Total Return[4]
Based on net asset value	2.98%	[5]	(2.40)%	5.17%	15.08%	13.63%	(1.55)%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.83%	[9]	0.97%	0.99%	1.05%	1.14%	1.48%

Total expenses after fees waived and/or reimbursed	0.81%	[9]	0.93%	0.96%	1.00%	1.00%	0.97%

Net investment income	1.66%	[9]	1.30%	1.33%	1.55%	1.63%	1.77%

Supplemental Data
Net assets, end of period (000)	$31,230		$30,359	$31,048	$21,423	$9,966	$4,121

Portfolio turnover of the LifePath Master Portfolio	24%	[10]	44% [10]	54% [11]	39% [11]	4% [12]	21% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.12%	0.16%	0.15%	0.11%	0.11%	0.14%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.42%, 0.43%, 0.43%, 0.43%, 0.56% and 1.15% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% and 47% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	27

Financial Highlights (continued)	BlackRock LifePath 2035 Fund

	Investor C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.47		$13.32	$13.69	$12.45	$11.14	$11.49

Net investment income[1]	0.05		0.07	0.08	0.11	0.11	0.09
Net realized and unrealized gain (loss)	0.26		(0.48)	0.53	1.66	1.30	(0.35)

Net increase (decrease) from investment operations	0.31		(0.41)	0.61	1.77	1.41	(0.26)

Distributions:[2]
From net investment income	(0.05)		(0.09)	(0.10)	(0.11)	(0.10)	(0.09)
From net realized gain	—		(0.35)	(0.88)	(0.42)	—	(0.00)[3]
From return of capital	—		(0.00)[3]	—	—	(0.00)[3]	—

Total distributions	(0.05)		(0.44)	(0.98)	(0.53)	(0.10)	(0.09)

Net asset value, end of period	$12.73		$12.47	$13.32	$13.69	$12.45	$11.14

Total Return[4]
Based on net asset value	2.51%	[5]	(3.13)%	4.43%	14.22%	12.70%	(2.28)%

Ratios to Average Net Assets[6,7,8]
Total expenses	1.63%	[9]	1.72%	1.74%	1.81%	1.89%	2.24%

Total expenses after fees waived and/or reimbursed	1.61%	[9]	1.69%	1.71%	1.75%	1.75%	1.72%

Net investment income	0.86%	[9]	0.55%	0.58%	0.81%	0.92%	0.80%

Supplemental Data
Net assets, end of period (000)	$1,896		$2,007	$1,816	$1,028	$533	$190

Portfolio turnover of the LifePath Master Portfolio	24%	[10]	44% [10]	54% [11]	39% [11]	4% [12]	21% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.12%	0.16%	0.15%	0.11%	0.11%	0.14%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.42%, 0.43%, 0.43%, 0.43%, 0.56% and 1.09% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% and 47% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath 2035 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.74		$13.60	$13.94	$12.55	$11.20	$11.52

Net investment income[1]	0.13		0.30	0.23	0.22	0.27	0.25
Net realized and unrealized gain (loss)	0.27		(0.54)	0.57	1.82	1.32	(0.35)

Net increase (decrease) from investment operations	0.40		(0.24)	0.80	2.04	1.59	(0.10)

Distributions:[2]
From net investment income	(0.13)		(0.27)	(0.26)	(0.23)	(0.24)	(0.22)
From net realized gain	—		(0.35)	(0.88)	(0.42)	—	(0.00)[3]
From return of capital	—		(0.00)[3]	—	—	(0.00)[3]	—

Total distributions	(0.13)		(0.62)	(1.14)	(0.65)	(0.24)	(0.22)

Net asset value, end of period	$13.01		$12.74	$13.60	$13.94	$12.55	$11.20

Total Return[4]
Based on net asset value	3.15%	[5]	(1.83)%	5.73%	16.32%	14.30%	(0.94)%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.38%	[9]	0.39%	0.38%	0.45%	0.55%	0.87%

Total expenses after fees waived and/or reimbursed	0.36%	[9]	0.35%	0.35%	0.38%	0.40%	0.36%

Net investment income	2.11%	[9]	2.30%	1.91%	1.65%	2.26%	2.17%

Supplemental Data
Net assets, end of period (000)	$915		$757	$138	$95	$1,999	$1,050

Portfolio turnover of the LifePath Master Portfolio	24%	[10]	44% [10]	54% [11]	39% [11]	4% [12]	21% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.12%	0.16%	0.15%	0.11%	0.11%	0.14%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.42%, 0.43%, 0.43%, 0.43%, 0.57% and 1.20% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% and 47% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	29

Financial Highlights (concluded)	BlackRock LifePath 2035 Fund

	Class R
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.58		$13.44	$13.78	$12.52	$11.19	$11.52

Net investment income[1]	0.09		0.14	0.14	0.17	0.21	0.15
Net realized and unrealized gain (loss)	0.26		(0.49)	0.54	1.67	1.28	(0.36)

Net increase (decrease) from investment operations	0.35		(0.35)	0.68	1.84	1.49	(0.21)

Distributions:[2]
From net investment income	(0.10)		(0.16)	(0.14)	(0.16)	(0.16)	(0.12)
From net realized gain	—		(0.35)	(0.88)	(0.42)	—	(0.00)[3]
From return of capital	—		(0.00)[3]	—	—	(0.00)[3]	—

Total distributions	(0.10)		(0.51)	(1.02)	(0.58)	(0.16)	(0.12)

Net asset value, end of period	$12.83		$12.58	$13.44	$13.78	$12.52	$11.19

Total Return[4]
Based on net asset value	2.80%	[5]	(2.65)%	4.96%	14.74%	13.37%	(1.85)%

Ratios to Average Net Assets[6,7,8]
Total expenses	1.03%	[9]	1.21%	1.24%	1.30%	1.38%	1.72%

Total expenses after fees waived and/or reimbursed	1.01%	[9]	1.18%	1.21%	1.25%	1.25%	1.21%

Net investment income	1.53%	[9]	1.09%	1.03%	1.25%	1.71%	1.31%

Supplemental Data
Net assets, end of period (000)	$2,723		$867	$579	$474	$359	$22

Portfolio turnover of the LifePath Master Portfolio	24%	[10]	44% [10]	54% [11]	39% [11]	4% [12]	21% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.12%	0.16%	0.15%	0.11%	0.11%	0.14%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.42%, 0.43%, 0.43%, 0.43%, 0.55% and 1.19% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% and 47% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	BlackRock LifePath 2045 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.10		$14.05	$14.39	$12.74	$11.24	$11.70

Net investment income[1]	0.12		0.21	0.23	0.27	0.25	0.23
Net realized and unrealized gain (loss)	0.22		(0.54)	0.58	2.07	1.47	(0.51)

Net increase (decrease) from investment operations	0.34		(0.33)	0.81	2.34	1.72	(0.28)

Distributions:[2]
From net investment income	(0.12)		(0.21)	(0.23)	(0.25)	(0.22)	(0.18)
From net realized gain	—		(0.41)	(0.92)	(0.44)	—	—
From return of capital	—		—	—	—	(0.00)[3]	—

Total distributions	(0.12)		(0.62)	(1.15)	(0.69)	(0.22)	(0.18)

Net asset value, end of period	$13.32		$13.10	$14.05	$14.39	$12.74	$11.24

Total Return[4]
Based on net asset value	2.72%	[5]	(2.37)%	5.66%	18.49%	15.34%	(2.46)%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.58%	[9]	0.71%	0.75%	0.85%	1.06%	2.00%

Total expenses after fees waived and/or reimbursed	0.54%	[9]	0.63%	0.69%	0.74%	0.75%	0.70%

Net investment income	1.95%	[9]	1.55%	1.57%	1.94%	2.04%	2.02%

Supplemental Data
Net assets, end of period (000)	$16,163		$15,105	$15,678	$12,832	$7,066	$1,646

Portfolio turnover of the LifePath Master Portfolio	24%	[10]	50% [10]	54% [11]	38% [11]	4% [12]	35% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.18%	0.16%	0.11%	0.11%	0.16%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.45%, 0.48%, 0.49%, 0.51%, 0.83% and 2.51% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% and 71% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	31

Financial Highlights (continued)	BlackRock LifePath 2045 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.09		$14.04	$14.39	$12.75	$11.25	$11.70

Net investment income[1]	0.11		0.18	0.20	0.25	0.21	0.19
Net realized and unrealized gain (loss)	0.23		(0.54)	0.57	2.05	1.47	(0.49)

Net increase (decrease) from investment operations	0.34		(0.36)	0.77	2.30	1.68	(0.30)

Distributions:[2]
From net investment income	(0.11)		(0.18)	(0.20)	(0.22)	(0.18)	(0.15)
From net realized gain	—		(0.41)	(0.92)	(0.44)	—	(0.00)[3]
From return of capital	—		—	—	—	(0.00)[3]	—

Total distributions	(0.11)		(0.59)	(1.12)	(0.66)	(0.18)	(0.15)

Net asset value, end of period	$13.32		$13.09	$14.04	$14.39	$12.75	$11.25

Total Return[4]
Based on net asset value	2.60%	[5]	(2.61)%	5.37%	18.17%	15.03%	(2.61)%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.83%	[9]	0.96%	1.00%	1.10%	1.31%	2.20%

Total expenses after fees waived and/or reimbursed	0.79%	[9]	0.91%	0.94%	0.99%	0.99%	0.95%

Net investment income	1.70%	[9]	1.28%	1.35%	1.77%	1.75%	1.65%

Supplemental Data
Net assets, end of period (000)	$17,140		$16,744	$16,814	$11,044	$3,512	$1,228

Portfolio turnover of the LifePath Master Portfolio	24%	[10]	50% [10]	54% [11]	38% [11]	4% [12]	35% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.18%	0.16%	0.11%	0.11%	0.16%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.45%, 0.48%, 0.49%, 0.51%, 0.83% and 2.23% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% and 71% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath 2045 Fund

	Investor C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.94		$13.90	$14.26	$12.65	$11.18	$11.67

Net investment income[1]	0.06		0.07	0.09	0.13	0.13	0.11
Net realized and unrealized gain (loss)	0.23		(0.54)	0.57	2.05	1.45	(0.50)

Net increase (decrease) from investment operations	0.29		(0.47)	0.66	2.18	1.58	(0.39)

Distributions:[2]
From net investment income	(0.06)		(0.08)	(0.10)	(0.13)	(0.11)	(0.10)
From net realized gain	—		(0.41)	(0.92)	(0.44)	—	(0.00)[3]
From return of capital	—		—	—	—	(0.00)[3]	—

Total distributions	(0.06)		(0.49)	(1.02)	(0.57)	(0.11)	(0.10)

Net asset value, end of period	$13.17		$12.94	$13.90	$14.26	$12.65	$11.18

Total Return[4]
Based on net asset value	2.23%	[5]	(3.43)%	4.63%	17.31%	14.15%	(3.37)%

Ratios to Average Net Assets[6,7,8]
Total expenses	1.63%	[9]	1.72%	1.75%	1.85%	2.04%	2.99%

Total expenses after fees waived and/or reimbursed	1.59%	[9]	1.67%	1.69%	1.74%	1.75%	1.70%

Net investment income	0.89%	[9]	0.53%	0.61%	0.97%	1.07%	0.94%

Supplemental Data
Net assets, end of period (000)	$1,308		$1,420	$1,549	$935	$463	$95

Portfolio turnover of the LifePath Master Portfolio	24%	[10]	50% [10]	54% [11]	38% [11]	4% [12]	35% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.18%	0.16%	0.11%	0.11%	0.16%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.45%, 0.48%, 0.49%, 0.51%, 0.81% and 2.41% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% and 71% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	33

Financial Highlights (continued)	BlackRock LifePath 2045 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.22		$14.18	$14.50	$12.77	$11.26	$11.70

Net investment income[1]	0.14		0.40	0.29	0.21	0.30	0.24
Net realized and unrealized gain (loss)	0.23		(0.68)	0.55	2.21	1.46	(0.48)

Net increase (decrease) from investment operations	0.37		(0.28)	0.84	2.42	1.76	(0.24)

Distributions:[2]
From net investment income	(0.14)		(0.27)	(0.24)	(0.25)	(0.25)	(0.20)
From net realized gain	—		(0.41)	(0.92)	(0.44)	—	(0.00)[3]
From return of capital	—		—	—	—	(0.00)[3]	—

Total distributions	(0.14)		(0.68)	(1.16)	(0.69)	(0.25)	(0.20)

Net asset value, end of period	$13.45		$13.22	$14.18	$14.50	$12.77	$11.26

Total Return[4]
Based on net asset value	2.79%	[5]	(2.04)%	5.80%	19.11%	15.72%	(2.08)%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.38%	[9]	0.40%	0.38%	0.49%	0.70%	1.72%

Total expenses after fees waived and/or reimbursed	0.34%	[9]	0.34%	0.33%	0.38%	0.39%	0.35%

Net investment income	2.17%	[9]	3.08%	1.92%	1.60%	2.41%	2.04%

Supplemental Data
Net assets, end of period (000)	$843		$524	$28	$29	$697	$259

Portfolio turnover of the LifePath Master Portfolio	24%	[10]	50% [10]	54% [11]	38% [11]	4% [12]	35% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.18%	0.16%	0.11%	0.11%	0.16%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.45%, 0.49%, 0.48%, 0.55%, 0.83% and 2.71% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% and 71% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (concluded)	BlackRock LifePath 2045 Fund

	Class R
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.09		$14.04	$14.38	$12.73	$11.24	$11.69

Net investment income[1]	0.10		0.15	0.15	0.19	0.23	0.14
Net realized and unrealized gain (loss)	0.22		(0.53)	0.58	2.08	1.42	(0.48)

Net increase (decrease) from investment operations	0.32		(0.38)	0.73	2.27	1.65	(0.34)

Distributions:[2]
From net investment income	(0.11)		(0.16)	(0.15)	(0.18)	(0.16)	(0.11)
From net realized gain	—		(0.41)	(0.92)	(0.44)	—	(0.00)[3]
From return of capital	—		—	—	—	(0.00)[3]	—

Total distributions	(0.11)		(0.57)	(1.07)	(0.62)	(0.16)	(0.11)

Net asset value, end of period	$13.30		$13.09	$14.04	$14.38	$12.73	$11.24

Total Return[4]
Based on net asset value	2.42%	[5]	(2.80)%	5.08%	17.91%	14.77%	(2.93)%

Ratios to Average Net Assets[6,7,8]
Total expenses	1.03%	[9]	1.21%	1.25%	1.35%	1.55%	2.57%

Total expenses after fees waived and/or reimbursed	0.99%	[9]	1.15%	1.19%	1.24%	1.25%	1.19%

Net investment income	1.56%	[9]	1.09%	1.04%	1.36%	1.84%	1.17%

Supplemental Data
Net assets, end of period (000)	$1,595		$693	$520	$560	$423	$22

Portfolio turnover of the LifePath Master Portfolio	24%	[10]	50% [10]	54% [11]	38% [11]	4% [12]	35% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.18%	0.16%	0.11%	0.11%	0.16%

[8]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.45%, 0.48%, 0.49%, 0.52%, 0.82% and 2.71% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[9]	Annualized.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series.

[11]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% and 71% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	35

Financial Highlights	BlackRock LifePath 2055 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.46		$14.33	$14.64	$12.74	$11.13	$11.85

Net investment income[1]	0.13		0.22	0.23	0.30	0.27	0.23
Net realized and unrealized gain (loss)	0.21		(0.57)	0.63	2.36	1.56	(0.70)

Net increase (decrease) from investment operations	0.34		(0.35)	0.86	2.66	1.83	(0.47)

Distributions:[2]
From net investment income	(0.12)		(0.21)	(0.23)	(0.26)	(0.21)	(0.16)
From net realized gain	—		(0.31)	(0.94)	(0.50)	(0.01)	(0.09)

Total distributions	(0.12)		(0.52)	(1.17)	(0.76)	(0.22)	(0.25)

Net asset value, end of period	$13.68		$13.46	$14.33	$14.64	$12.74	$11.13

Total Return[3]
Based on net asset value	2.56%	[4]	(2.52)%	5.90%	20.99%	16.46%	(4.02)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.63%	[8]	0.79%	0.82%	1.05%	2.00%	9.82%

Total expenses after fees waived and/or reimbursed	0.55%	[8]	0.66%	0.67%	0.74%	0.75%	0.69%

Net investment income	1.94%	[8]	1.53%	1.54%	2.11%	2.17%	1.94%

Supplemental Data
Net assets, end of period (000)	$8,847		$7,381	$6,773	$4,546	$1,981	$164

Portfolio turnover rate of the LifePath Master Portfolio	19%	[9]	49% [9]	48% [10]	67% [10]	7% [11]	51% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.54%, 0.62%, 0.66%, 0.83%, 2.22% and 15.11% for the period ended June 30, 2016 and for the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.18%	0.18%	0.12%	0.11%	0.17%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% and 95% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath 2055 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.44		$14.30	$14.62	$12.73	$11.13	$11.85

Net investment income[1]	0.11		0.19	0.20	0.28	0.23	0.16
Net realized and unrealized gain (loss)	0.21		(0.56)	0.62	2.34	1.56	(0.67)

Net increase (decrease) from investment operations	0.32		(0.37)	0.82	2.62	1.79	(0.51)

Distributions:[2]
From net investment income	(0.11)		(0.18)	(0.20)	(0.23)	(0.18)	(0.12)
From net realized gain	—		(0.31)	(0.94)	(0.50)	(0.01)	(0.09)

Total distributions	(0.11)		(0.49)	(1.14)	(0.73)	(0.19)	(0.21)

Net asset value, end of period	$13.65		$13.44	$14.30	$14.62	$12.73	$11.13

Total Return[3]
Based on net asset value	2.38%	[4]	(2.67)%	5.60%	20.71%	16.09%	(4.35)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.89%	[8]	1.04%	1.08%	1.30%	2.29%	8.94%

Total expenses after fees waived and/or reimbursed	0.80%	[8]	0.91%	0.92%	0.99%	1.00%	0.94%

Net investment income	1.69%	[8]	1.30%	1.32%	1.98%	1.88%	1.43%

Supplemental Data
Net assets, end of period (000)	$9,032		$7,561	$5,543	$3,951	$1,043	$163

Portfolio turnover rate of the LifePath Master Portfolio	19%	[9]	49% [9]	48% [10]	67% [10]	7% [11]	51% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.54%, 0.62%, 0.66%, 0.82%, 2.28% and 12.56% for the period ended June 30, 2016 and for the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.18%	0.18%	0.12%	0.11%	0.17%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% and 95% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	37

Financial Highlights (continued)	BlackRock LifePath 2055 Fund

	Investor C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.31		$14.18	$14.51	$12.64	$11.06	$11.82

Net investment income[1]	0.06		0.08	0.08	0.15	0.13	0.10
Net realized and unrealized gain (loss)	0.21		(0.56)	0.62	2.35	1.56	(0.69)

Net increase (decrease) from investment operations	0.27		(0.48)	0.70	2.50	1.69	(0.59)

Distributions:[2]
From net investment income	(0.05)		(0.08)	(0.09)	(0.13)	(0.10)	(0.08)
From net realized gain	—		(0.31)	(0.94)	(0.50)	(0.01)	(0.09)

Total distributions	(0.05)		(0.39)	(1.03)	(0.63)	(0.11)	(0.17)

Net asset value, end of period	$13.53		$13.31	$14.18	$14.51	$12.64	$11.06

Total Return[3]
Based on net asset value	2.06%	[4]	(3.48)%	4.85%	19.81%	15.27%	(5.01)%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.69%	[8]	1.80%	1.83%	2.06%	3.12%	11.00%

Total expenses after fees waived and/or reimbursed	1.59%	[8]	1.67%	1.67%	1.75%	1.75%	1.69%

Net investment income	0.88%	[8]	0.54%	0.56%	1.07%	1.05%	0.88%

Supplemental Data
Net assets, end of period (000)	$489		$543	$528	$313	$231	$109

Portfolio turnover rate of the LifePath Master Portfolio	19%	[9]	49% [9]	48% [10]	67% [10]	7% [11]	51% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.55%, 0.62%, 0.66%, 0.83%, 2.42% and 14.29% for the period ended June 30, 2016 and for the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.18%	0.18%	0.12%	0.11%	0.17%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% and 95% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath 2055 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.62		$14.49	$14.77	$12.77	$11.15	$11.86

Net investment income[1]	0.14		0.28	0.30	0.22	0.35	0.23
Net realized and unrealized gain (loss)	0.23		(0.58)	0.62	2.54	1.52	(0.66)

Net increase (decrease) from investment operations	0.37		(0.30)	0.92	2.76	1.87	(0.43)

Distributions:[2]
From net investment income	(0.14)		(0.26)	(0.26)	(0.26)	(0.24)	(0.19)
From net realized gain	—		(0.31)	(0.94)	(0.50)	(0.01)	(0.09)

Total distributions	(0.14)		(0.57)	(1.20)	(0.76)	(0.25)	(0.28)

Net asset value, end of period	$13.85		$13.62	$14.49	$14.77	$12.77	$11.15

Total Return[3]
Based on net asset value	2.70%	[4]	(2.15)%	6.26%	21.74%	16.83%	(3.71)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.43%	[8]	0.46%	0.46%	0.75%	1.27%	9.68%

Total expenses after fees waived and/or reimbursed	0.35%	[8]	0.32%	0.32%	0.38%	0.40%	0.33%

Net investment income	2.18%	[8]	1.97%	1.93%	1.61%	2.80%	1.99%

Supplemental Data
Net assets, end of period (000)	$168		$52	$29	$30	$448	$22

Portfolio turnover rate of the LifePath Master Portfolio	19%	[9]	49% [9]	48% [10]	67% [10]	7% [11]	51% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.54%, 0.63%, 0.65%, 0.95%, 1.71% and 16.23% for the period ended June 30, 2016 and for the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.18%	0.18%	0.12%	0.11%	0.17%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% and 95% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	39

Financial Highlights (concluded)	BlackRock LifePath 2055 Fund

	Class R
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.44		$14.32	$14.62	$12.72	$11.12	$11.84

Net investment income[1]	0.10		0.15	0.15	0.22	0.19	0.13
Net realized and unrealized gain (loss)	0.21		(0.57)	0.63	2.37	1.56	(0.66)

Net increase (decrease) from investment operations	0.31		(0.42)	0.78	2.59	1.75	(0.53)

Distributions:[2]
From net investment income	(0.10)		(0.15)	(0.14)	(0.19)	(0.14)	(0.10)
From net realized gain	—		(0.31)	(0.94)	(0.50)	(0.01)	(0.09)

Total distributions	(0.10)		(0.46)	(1.08)	(0.69)	(0.15)	(0.19)

Net asset value, end of period	$13.65		$13.44	$14.32	$14.62	$12.72	$11.12

Total Return[3]
Based on net asset value	2.30%	[4]	(3.00)%	5.37%	20.44%	15.75%	(4.54)%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.09%	[8]	1.29%	1.32%	1.56%	2.75%	10.53%

Total expenses after fees waived and/or reimbursed	1.00%	[8]	1.15%	1.17%	1.25%	1.25%	1.18%

Net investment income	1.51%	[8]	1.07%	0.98%	1.58%	1.53%	1.14%

Supplemental Data
Net assets, end of period (000)	$433		$292	$118	$106	$59	$22

Portfolio turnover rate of the LifePath Master Portfolio	19%	[9]	49% [9]	48% [10]	67% [10]	7% [11]	51% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.54%, 0.62%, 0.65%, 0.84%, 2.60% and 16.23% for the period ended June 30, 2016 and for the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.18%	0.18%	0.12%	0.11%	0.17%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% and 95% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (Unaudited)	BlackRock Funds III

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Funds” or individually, as a “LifePath Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® 2025 Fund	LifePath 2025 Fund	Diversified
BlackRock LifePath® 2035 Fund	LifePath 2035 Fund	Diversified
BlackRock LifePath® 2045 Fund	LifePath 2045 Fund	Diversified
BlackRock LifePath® 2055 Fund	LifePath 2055 Fund	Diversified

Each LifePath Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® 2025 Master Portfolio, LifePath® 2035 Master Portfolio, LifePath® 2045 Master Portfolio and LifePath® 2055 Master Portfolio (each, a “LifePath Master Portfolio” and together, the “LifePath Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Master Portfolio has the same investment objective and strategies as its corresponding LifePath Fund. The value of each LifePath Fund’s investment in its corresponding LifePath Master Portfolio reflects the LifePath Fund’s proportionate interest in the net assets of the LifePath Master Portfolio. The performance of the LifePath Funds is directly affected by the performance of its corresponding LifePath Master Portfolio. At June 30, 2016, the percentage of the LifePath Master Portfolio owned by the corresponding LifePath Fund was 99.9% for each of LifePath 2025 Fund, LifePath 2035 Fund and LifePath 2045 Fund and 99.8% for LifePath 2055 Fund, respectively. As such, the financial statements of the LifePath Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Funds’ financial statements.

Each LifePath Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R	No	No		None
Investor A	Yes	No	[1]	None
Investor C	No	Yes		None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from each LifePath Master Portfolio are accounted for on a trade date basis. Each LifePath Fund records its proportionate share of the LifePath Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a LifePath Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Fund or its classes are charged to that LifePath Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other

BLACKROCK FUNDS III	JUNE 30, 2016	41

Notes to Financial Statements (continued)	BlackRock Funds III

appropriate methods. Expenses directly related to the LifePath Funds and other shared expenses prorated to the LifePath Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the LifePath Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The LifePath Funds’ policy is to value their financial instruments at fair value. Each LifePath Fund records its investment in its corresponding LifePath Master Portfolio at fair value based on the LifePath Fund’s proportionate interest in the net assets of the LifePath Master Portfolio. Valuation of securities held by the LifePath Master Portfolio is discussed in Note 3 of the LifePath Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration

The Trust, on behalf of the LifePath Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Funds. BAL is entitled to receive for these administration services an annual fee of 0.35% of on the average daily net assets of each LifePath Fund’s Institutional and Investor A Shares, 0.40% of the average daily net assets of Investor C Shares, 0.30% of the average daily net assets of Class R Shares and 0.15% of average daily net assets of Class K Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2016, the following table shows the class specific administration fees borne directly by each class of each LifePath Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath 2025 Fund	$48,668	$51,418	$5,042	$1,096	$4,326	$110,550
LifePath 2035 Fund	$37,041	$51,648	$3,751	$656	$2,624	$95,720
LifePath 2045 Fund	$26,778	$28,571	$2,591	$526	$1,572	$60,038
LifePath 2055 Fund	$13,862	$13,799	$991	$84	$513	$29,249

Service and Distribution Fees

The Trust, on behalf of the LifePath Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each LifePath Fund as follows:

	Distribution Fees	Service Fees
Investor A	—	0.25%
Investor C	0.75%	0.25%
Class R	0.25%	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended June 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Fund:

Service and Distribution Fees

	Investor A	Investor C	Class R	Total
LifePath 2025 Fund	$36,729	$12,550	$7,240	$56,519
LifePath 2035 Fund	$36,901	$9,370	$4,403	$50,674
LifePath 2045 Fund	$20,421	$6,458	$2,639	$29,518
LifePath 2055 Fund	$9,881	$2,473	$859	$13,213

42	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (continued)	BlackRock Funds III

Other Fees

For the six months ended June 30, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the LifePath Fund’s Investor A Shares as follows:

	LifePath 2025 Fund	LifePath 2035 Fund	LifePath 2045 Fund	LifePath 2055 Fund
Investor A	$195	$506	$111	$123

For the six months ended June 30, 2016, affiliates received CDSCs as follows:

	LifePath 2025 Fund	LifePath 2035 Fund	LifePath 2055 Fund
Investor C	$5	$791	$10

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Funds. BAL has contractually agreed to provide an offsetting credit against the administration fees paid by the LifePath Funds in an amount equal to the independent expenses through April 30, 2026. These amounts are included in fees waived by the administrator in the Statements of Operations.

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the LifePath Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each LifePath Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on each LifePath Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Funds as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the LifePath Funds’ financial statements.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
LifePath 2025 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	343,873	$4,137,411	1,695,717	$22,026,427
Shares issued in reinvestment of distributions	20,788	255,907	90,453	1,115,230
Shares redeemed	(318,882)	(3,833,914)	(1,324,284)	(17,169,467)

Net increase	45,779	$559,404	461,886	$5,972,190

Investor A
Shares sold	255,341	$3,085,627	484,539	$6,176,197
Shares issued in reinvestment of distributions	19,102	234,945	97,698	1,205,545
Shares redeemed	(290,901)	(3,444,313)	(823,014)	(10,365,276)

Net decrease	(16,458)	$(123,741)	(240,777)	$(2,983,534)

Investor C
Shares sold	39,951	$478,477	191,836	$2,439,322
Shares issued in reinvestment of distributions	706	8,653	8,028	98,474
Shares redeemed	(87,232)	(1,029,466)	(181,855)	(2,252,503)

Net increase (decrease)	(46,575)	$(542,336)	18,009	$285,293

Class K
Shares sold	65,783	$779,702	135,809	$1,698,832
Shares issued in reinvestment of distributions	1,218	14,967	3,199	39,154
Shares redeemed	(30,111)	(351,832)	(57,521)	(713,464)

Net increase	36,890	$442,837	81,487	$1,024,522

BLACKROCK FUNDS III	JUNE 30, 2016	43

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
LifePath 2025 Fund (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	66,589	$793,310	198,458	$2,505,656
Shares issued in reinvestment of distributions	1,812	22,282	6,691	82,119
Shares redeemed	(19,064)	(225,641)	(113,165)	(1,465,027)

Net increase	49,337	$589,951	91,984	$1,122,748

Total Net Increase	68,973	$926,115	412,589	$5,421,219

LifePath 2035 Fund
Institutional
Shares sold	273,840	$3,372,205	935,048	$12,689,214
Shares issued in reinvestment of distributions	15,356	196,247	75,760	977,461
Shares redeemed	(390,619)	(4,829,601)	(894,648)	(12,126,312)

Net increase (decrease)	(101,423)	$(1,261,149)	116,160	$1,540,363

Investor A
Shares sold	297,114	$3,715,584	561,099	$7,536,029
Shares issued in reinvestment of distributions	19,396	247,693	99,598	1,283,978
Shares redeemed	(298,855)	(3,664,095)	(558,814)	(7,357,563)

Net increase	17,655	$299,182	101,883	$1,462,444

Investor C
Shares sold	43,007	$529,115	105,262	$1,406,620
Shares issued in reinvestment of distributions	612	7,775	5,495	70,017
Shares redeemed	(55,645)	(677,346)	(86,166)	(1,137,058)

Net increase (decrease)	(12,026)	$(140,456)	24,591	$339,579

Class K
Shares sold	62,691	$763,513	48,795	$636,575
Shares issued in reinvestment of distributions	688	8,901	1,730	22,287
Shares redeemed	(52,498)	(647,478)	(1,248)	(17,127)

Net increase	10,881	$124,936	49,277	$641,735

Class R
Shares sold	149,082	$1,854,561	55,006	$724,120
Shares issued in reinvestment of distributions	1,495	19,109	2,302	29,614
Shares redeemed	(7,280)	(93,753)	(31,541)	(424,788)

Net increase	143,297	$1,779,917	25,767	$328,946

Total Net Increase	58,384	$802,430	317,678	$4,313,067

LifePath 2045 Fund
Institutional
Shares sold	241,215	$3,086,514	559,557	$7,929,643
Shares issued in reinvestment of distributions	11,317	150,183	51,781	697,205
Shares redeemed	(192,880)	(2,479,800)	(573,820)	(8,169,111)

Net increase	59,652	$756,897	37,518	$457,737

Investor A
Shares sold	154,351	$1,985,652	380,095	$5,344,885
Shares issued in reinvestment of distributions	10,542	139,822	54,687	736,323
Shares redeemed	(157,020)	(1,996,587)	(352,998)	(4,912,618)

Net increase	7,873	$128,887	81,784	$1,168,590

Investor C
Shares sold	24,583	$310,291	67,371	$938,567
Shares issued in reinvestment of distributions	438	5,759	4,325	57,482
Shares redeemed	(35,377)	(438,140)	(73,452)	(999,367)

Net decrease	(10,356)	$(122,090)	(1,756)	$(3,318)

44	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (concluded)	BlackRock Funds III

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
LifePath 2045 Fund (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	23,108	$286,629	37,110	$497,656
Shares issued in reinvestment of distributions	600	8,035	1,078	14,363
Shares redeemed	(673)	(8,711)	(581)	(7,775)

Net increase	23,035	$285,953	37,607	$504,244

Class R
Shares sold	88,549	$1,149,687	46,692	$642,929
Shares issued in reinvestment of distributions	858	11,376	1,810	24,378
Shares redeemed	(22,447)	(297,223)	(32,584)	(460,752)

Net increase	66,960	$863,840	15,918	$206,555

Total Net Increase	147,164	$1,913,487	171,071	$2,333,808

LifePath 2055 Fund
Institutional
Shares sold	184,654	$2,429,812	344,455	$4,949,851
Shares issued in reinvestment of distributions	5,714	77,865	19,079	263,523
Shares redeemed	(92,020)	(1,212,808)	(287,976)	(4,174,534)

Net increase	98,348	$1,294,869	75,558	$1,038,840

Investor A
Shares sold	140,470	$1,851,150	255,129	$3,630,190
Shares issued in reinvestment of distributions	5,073	68,991	18,377	253,284
Shares redeemed	(46,746)	(599,856)	(98,266)	(1,381,504)

Net increase	98,797	$1,320,285	175,240	$2,501,970

Investor C
Shares sold	10,367	$134,494	25,419	$359,459
Shares issued in reinvestment of distributions	146	1,968	1,179	16,091
Shares redeemed	(15,130)	(195,173)	(23,073)	(320,424)

Net increase (decrease)	(4,617)	$(58,711)	3,525	$55,126

Class K
Shares sold	8,602	$112,477	1,965	$27,326
Shares issued in reinvestment of distributions	88	1,220	43	600
Shares redeemed	(433)	(5,944)	(160)	(2,412)

Net increase	8,257	$107,753	1,848	$25,514

Class R
Shares sold	15,318	$201,974	23,493	$330,212
Shares issued in reinvestment of distributions	201	2,735	459	6,304
Shares redeemed	(5,466)	(74,190)	(10,535)	(149,647)

Net increase	10,053	$130,519	13,417	$186,869

Total Net Increase	210,838	$2,794,715	269,588	$3,808,319

At June 30, 2016, shares of the LifePath Funds owned by BlackRock HoldCo 2, Inc., an affiliate of the LifePath Funds, were as follows:

	LifePath 2025 Fund	LifePath 2035 Fund	LifePath 2045 Fund	LifePath 2055 Fund
Class K	2,006	2,004	2,003	2,001
Class R	—	—	—	2,000

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2016	45

Master Portfolio Information as of June 30, 2016	Master Investment Portfolio

LifePath® 2025 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	56%
Fixed Income Funds	38
Common Stocks	5
Short-Term Securities	1

Ten Largest Holdings	Percent of Total Net Assets

CoreAlpha Bond Master Portfolio	33%
Active Stock Master Portfolio	21
International Tilts Master Portfolio	13
Large Cap Index Master Portfolio	10
iShares TIPS Bond ETF	4
BlackRock Commodity Strategies Fund	4
BlackRock Emerging Markets Fund, Inc.	3
Master Small Cap Index Series	3
iShares MSCI EAFE Small-Cap ETF	2
iShares MSCI Canada ETF	1

LifePath® 2035 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	72%
Fixed Income Funds	17
Common Stocks	10
Short-Term Securities	1

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	25%
International Tilts Master Portfolio	17
CoreAlpha Bond Master Portfolio	16
Large Cap Index Master Portfolio	16
BlackRock Emerging Markets Fund, Inc.	5
BlackRock Commodity Strategies Fund	4
iShares MSCI EAFE Small-Cap ETF	2
Master Small Cap Index Series	2
iShares MSCI Canada ETF	1
Simon Property Group, Inc.	1

The LifePath Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Master Portfolios are regularly monitored and their composition may vary throughout various periods.

46	BLACKROCK FUNDS III	JUNE 30, 2016

Master Portfolio Information as of June 30, 2016 (concluded)	Master Investment Portfolio

LifePath® 2045 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	83%
Common Stocks	13
Fixed Income Funds	3
Short-Term Securities	1

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	27%
International Tilts Master Portfolio	20
Large Cap Index Master Portfolio	20
BlackRock Emerging Markets Fund, Inc.	6
BlackRock Commodity Strategies Fund	4
CoreAlpha Bond Master Portfolio	3
iShares MSCI EAFE Small-Cap ETF	3
Master Small Cap Index Series	2
iShares MSCI Canada ETF	2
Simon Property Group, Inc.	1

LifePath® 2055 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	84%
Common Stocks	13
Fixed Income Funds	1
Short-Term Securities	2

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	32%
International Tilts Master Portfolio	21
Large Cap Index Master Portfolio	15
BlackRock Emerging Markets Fund, Inc.	6
BlackRock Commodity Strategies Fund	4
iShares MSCI EAFE Small-Cap ETF	3
Master Small Cap Index Series	2
iShares MSCI Canada ETF	2
CoreAlpha Bond Master Portfolio	1
Simon Property Group, Inc.	1

The LifePath Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Master Portfolios are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS III	JUNE 30, 2016	47

Schedule of Investments June 30, 2016 (Unaudited)	LifePath 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 56.5%
Active Stock Master Portfolio	$14,537,423	$14,537,423
BlackRock Commodity Strategies Fund (b)	332,477	2,447,032
BlackRock Emerging Markets Fund, Inc.	135,840	2,314,707
International Tilts Master Portfolio	$8,673,278	8,673,278
iShares MSCI Canada ETF (c)	28,373	695,422
iShares MSCI EAFE Small-Cap ETF	25,069	1,209,830
Large Cap Index Master Portfolio	$6,522,114	6,522,114
Master Small Cap Index Series	$1,915,196	1,915,196

		38,315,002
Fixed Income Funds — 37.6%
CoreAlpha Bond Master Portfolio	$22,616,306	22,616,306
iShares TIPS Bond ETF	24,463	2,854,098

		25,470,404
Short-Term Securities — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (d)(e)	454,945	454,945
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (d)(e)	723	723

		455,668
Total Affiliated Investment Companies — 94.8%		64,241,074

Common Stocks
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	804	18,114
Real Estate Investment Trusts (REITs) — 4.4%
AEON REIT Investment Corp.	32	36,561
Alexandria Real Estate Equities, Inc.	203	21,015
American Campus Communities, Inc.	969	51,231
AvalonBay Communities, Inc.	609	109,858
Beni Stabili SpA SIIQ	30,136	18,654
Boston Properties, Inc.	1,002	132,164
British Land Co. PLC	13,064	106,070
Cambridge Industrial Trust	45,800	18,730
Colony Starwood Homes	1,006	30,603
CyrusOne, Inc.	1,079	60,057
DDR Corp.	2,870	52,062
Derwent London PLC	535	18,665
DiamondRock Hospitality Co.	4,068	36,734
Dream Office Real Estate Investment Trust	2,919	41,979
Duke Realty Corp.	1,037	27,646
Empiric Student Property PLC	10,239	14,687
EPR Properties	536	43,245
Equity One, Inc.	989	31,826
Essex Property Trust, Inc.	487	111,080
Extra Space Storage, Inc.	1,080	99,943
First Industrial Realty Trust, Inc.	1,327	36,917
General Growth Properties, Inc.	2,867	85,494
Gramercy Property Trust	4,419	40,743
Great Portland Estates PLC	2,318	19,403

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Hammerson PLC	9,908	$71,363
Healthcare Trust of America, Inc., Class A	1,275	41,234
Host Hotels & Resorts, Inc.	3,288	53,299
Ichigo Office REIT Investment	41	31,897
Japan Rental Housing Investments, Inc.	91	74,582
Kenedix Retail REIT Corp.	17	45,771
Kilroy Realty Corp.	1,135	75,239
Klepierre	911	40,198
LaSalle Logiport REIT (b)	113	115,021
Link REIT	5,500	37,610
McKay Securities PLC	2,283	5,035
MGM Growth Properties LLC	877	23,398
National Health Investors, Inc.	589	44,228
National Storage	39,599	46,662
Parkway Properties, Inc.	1,177	19,691
Public Storage	167	42,684
Retail Properties of America, Inc., Class A	4,947	83,604
Rexford Industrial Realty, Inc.	504	10,629
Sekisui House REIT, Inc.	11	14,835
Simon Property Group, Inc.	1,172	254,207
SL Green Realty Corp.	360	38,329
STAG Industrial, Inc.	1,986	47,287
STORE Capital Corp.	1,864	54,895
Terreno Realty Corp.	2,240	57,949
UDR, Inc.	1,608	59,367
Vastned Retail NV	1,057	42,886
Ventas, Inc.	2,320	168,942
Westfield Corp.	14,948	120,072

		2,966,281
Real Estate Management & Development — 0.8%
Deutsche Wohnen AG, Bearer Shares	1,698	57,814
Entra ASA (f)	2,365	22,283
First Capital Realty, Inc.	1,362	23,362
Grainger PLC	5,119	14,474
Howard Hughes Corp. (b)	190	21,721
Inmobiliaria Colonial SA	54,898	40,104
Kenedix, Inc.	9,800	36,827
Kungsleden AB	4,827	31,409
LEG Immobilien AG	245	22,924
Mitsui Fudosan Co. Ltd.	4,000	91,803
St. Modwen Properties PLC	9,218	33,085
Sumitomo Realty & Development Co. Ltd.	2,000	54,235
Sun Hung Kai Properties Ltd.	8,000	96,551
UNITE Group PLC	4,183	34,604

		581,196
Total Common Stocks — 5.2%		3,565,591
Total Investments (Cost — $67,153,162) — 100.0%		67,806,665
Liabilities in Excess of Other Assets — (0.0)%		(32,216)

Net Assets — 100.0%		$67,774,449

Portfolio Abbreviations
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippino Peso
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar

See Notes to Financial Statements.

48	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$13,646,396	$891,027	[1]	—	$14,537,423	$14,537,423	$114,246		$(407,258)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,667	453,278	[1]	—	454,945	454,945	1,827	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,261	—		(538)[3]	723	723	529	[2]	—
BlackRock Commodity Strategies Fund	366,318	17,271		(51,112)	332,477	2,447,032	—		(184,158)
BlackRock Emerging Markets Fund, Inc.	135,188	12,863		(12,211)	135,840	2,314,707	—		(64,318)
CoreAlpha Bond Master Portfolio	$22,012,998	$603,308	[1]	—	$22,616,306	22,616,306	265,183		93,523
International Tilts Master Portfolio	$8,424,203	$249,075	[1]	—	$8,673,278	8,673,278	159,159		(267,861)
iShares MSCI Canada ETF	29,702	1,321		(2,650)	28,373	695,422	5,554		(21,258)
iShares MSCI EAFE Small-Cap ETF	24,094	2,175		(1,200)	25,069	1,209,830	16,337		(6,035)
iShares TIPS Bond ETF	23,345	4,408		(3,290)	24,463	2,854,098	893		(4,849)
Large Cap Index Master Portfolio	$6,667,009	—		$(144,895)[3]	$6,522,114	6,522,114	69,830		(10,488)
Master Small Cap Index Series	$1,989,173	—		$(73,977)[3]	$1,915,196	1,915,196	16,568		(5,405)

Total						$64,241,074	$650,126		$(878,107)

[1] Represents net shares/beneficial interest purchased.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,000	USD	10,114	Citibank N.A.	7/21/16	$(440)
AUD	1,000	USD	768	HSBC Bank PLC	7/21/16	(23)
AUD	4,000	USD	2,957	HSBC Bank PLC	7/21/16	19
AUD	231,000	USD	170,828	HSBC Bank PLC	7/21/16	1,072
AUD	6,000	USD	4,438	Northern Trust Co.	7/21/16	27
AUD	13,000	USD	9,292	Royal Bank of Scotland PLC	7/21/16	382
AUD	12,000	USD	8,727	Royal Bank of Scotland PLC	7/21/16	203
AUD	4,000	USD	3,076	Royal Bank of Scotland PLC	7/21/16	(99)
CAD	7,000	USD	5,416	Barclays Bank PLC	7/21/16	(26)
CAD	57,000	USD	44,308	Morgan Stanley & Co. International PLC	7/21/16	(415)
CAD	1,000	USD	785	Morgan Stanley & Co. International PLC	7/21/16	(15)
CHF	32,000	USD	33,214	Morgan Stanley & Co. International PLC	7/21/16	(333)
EUR	5,000	USD	5,691	Barclays Bank PLC	7/21/16	(134)
EUR	6,000	USD	6,922	BNP Paribas S.A.	7/21/16	(252)
EUR	2,000	USD	2,234	HSBC Bank PLC	7/21/16	(11)
EUR	12,000	USD	13,467	Morgan Stanley & Co. International PLC	7/21/16	(129)
EUR	20,000	USD	22,265	Morgan Stanley & Co. International PLC	7/21/16	(34)
EUR	36,000	USD	40,594	Morgan Stanley & Co. International PLC	7/21/16	(577)
EUR	3,000	USD	3,306	Morgan Stanley & Co. International PLC	7/21/16	28
EUR	27,000	USD	29,755	Morgan Stanley & Co. International PLC	7/21/16	257
EUR	1,000	USD	1,132	Morgan Stanley & Co. International PLC	7/21/16	(21)
EUR	2,000	USD	2,268	Royal Bank of Scotland PLC	7/21/16	(45)
EUR	2,000	USD	2,271	Royal Bank of Scotland PLC	7/21/16	(48)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	49

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,000	USD	4,566	Royal Bank of Scotland PLC	7/21/16	$(120)
EUR	15,000	USD	17,007	Royal Bank of Scotland PLC	7/21/16	(333)
EUR	1,000	USD	1,140	Royal Bank of Scotland PLC	7/21/16	(28)
GBP	1,000	USD	1,440	HSBC Bank PLC	7/21/16	(103)
GBP	11,000	USD	14,569	Morgan Stanley & Co. International PLC	7/21/16	137
GBP	1,000	USD	1,433	Morgan Stanley & Co. International PLC	7/21/16	(96)
GBP	2,000	USD	2,887	Royal Bank of Scotland PLC	7/21/16	(214)
HKD	1,035,000	USD	133,557	HSBC Bank PLC	7/21/16	(117)
HKD	5,000	USD	644	HSBC Bank PLC	7/21/16	—
HKD	32,000	USD	4,124	Morgan Stanley & Co. International PLC	7/21/16	2
HKD	37,000	USD	4,770	Morgan Stanley & Co. International PLC	7/21/16	—
HKD	197,000	USD	25,396	Morgan Stanley & Co. International PLC	7/21/16	2
HKD	29,000	USD	3,741	UBS AG	7/21/16	(2)
ILS	13,000	USD	3,454	BNP Paribas S.A.	7/21/16	(77)
JPY	6,722,000	USD	61,239	Citibank N.A.	7/21/16	4,316
JPY	969,000	USD	9,074	Goldman Sachs International	7/21/16	376
JPY	310,000	USD	2,848	Morgan Stanley & Co. International PLC	7/21/16	175
JPY	846,000	USD	8,003	Morgan Stanley & Co. International PLC	7/21/16	248
JPY	169,000	USD	1,549	Morgan Stanley & Co. International PLC	7/21/16	99
JPY	2,794,000	USD	25,662	Morgan Stanley & Co. International PLC	7/21/16	1,586
JPY	129,000	USD	1,220	Morgan Stanley & Co. International PLC	7/21/16	38
JPY	142,000	USD	1,327	Morgan Stanley & Co. International PLC	7/21/16	58
JPY	935,000	USD	8,591	Northern Trust Co.	7/21/16	527
JPY	1,035,000	USD	9,750	Northern Trust Co.	7/21/16	344
JPY	425,000	USD	3,998	Royal Bank of Scotland PLC	7/21/16	147
JPY	674,000	USD	6,198	Royal Bank of Scotland PLC	7/21/16	375
NZD	4,000	USD	2,750	HSBC Bank PLC	7/21/16	96
PHP	308,000	USD	6,590	BNP Paribas S.A.	7/21/16	(49)
PHP	1,035,000	USD	22,187	JPMorgan Chase Bank N.A.	7/21/16	(206)
PHP	572,000	USD	12,187	JPMorgan Chase Bank N.A.	7/21/16	(39)
SEK	141,000	USD	17,398	HSBC Bank PLC	7/21/16	(745)
SEK	7,000	USD	860	Morgan Stanley & Co. International PLC	7/21/16	(33)
SEK	31,000	USD	3,758	Royal Bank of Scotland PLC	7/21/16	(96)
SGD	39,000	USD	28,685	Barclays Bank PLC	7/21/16	289
SGD	13,000	USD	9,676	Barclays Bank PLC	7/21/16	(17)
SGD	4,000	USD	2,952	Citibank N.A.	7/21/16	19
SGD	5,000	USD	3,647	Citibank N.A.	7/21/16	68
SGD	2,000	USD	1,456	Citibank N.A.	7/21/16	30
SGD	8,000	USD	5,825	Citibank N.A.	7/21/16	119
SGD	3,000	USD	2,214	HSBC Bank PLC	7/21/16	15
SGD	3,000	USD	2,189	HSBC Bank PLC	7/21/16	40
SGD	6,000	USD	4,436	HSBC Bank PLC	7/21/16	21
SGD	1,000	USD	735	Morgan Stanley & Co. International PLC	7/21/16	8
USD	56,986	AUD	78,000	Barclays Bank PLC	7/21/16	(1,058)
USD	2,192	AUD	3,000	Morgan Stanley & Co. International PLC	7/21/16	(40)
USD	29,579	AUD	41,000	Royal Bank of Scotland PLC	7/21/16	(931)
USD	7,362	AUD	10,000	Royal Bank of Scotland PLC	7/21/16	(79)
USD	6,116	CAD	8,000	Morgan Stanley & Co. International PLC	7/21/16	(44)
USD	5,652	EUR	5,000	HSBC Bank PLC	7/21/16	94
USD	1,120	EUR	1,000	Morgan Stanley & Co. International PLC	7/21/16	9
USD	27,132	EUR	24,000	Morgan Stanley & Co. International PLC	7/21/16	455
USD	6,782	EUR	6,000	Royal Bank of Scotland PLC	7/21/16	112
USD	5,778	EUR	5,000	Royal Bank of Scotland PLC	7/21/16	220
USD	2,883	GBP	2,000	Barclays Bank PLC	7/21/16	210
USD	1,448	GBP	1,000	Barclays Bank PLC	7/21/16	111
USD	39,459	GBP	27,000	HSBC Bank PLC	7/21/16	3,362
USD	14,530	GBP	11,000	HSBC Bank PLC	7/21/16	(177)
USD	1,448	GBP	1,000	Morgan Stanley & Co. International PLC	7/21/16	111
USD	18,479	GBP	13,000	Morgan Stanley & Co. International PLC	7/21/16	1,099
USD	35,228	GBP	24,000	Morgan Stanley & Co. International PLC	7/21/16	3,142
USD	6,660	GBP	5,000	Morgan Stanley & Co. International PLC	7/21/16	(25)
USD	12,095	GBP	9,000	Morgan Stanley & Co. International PLC	7/21/16	62
USD	6,723	GBP	5,000	Morgan Stanley & Co. International PLC	7/21/16	38
USD	28,407	GBP	20,000	Morgan Stanley & Co. International PLC	7/21/16	1,668

See Notes to Financial Statements.

50	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,423	GBP	1,000	Morgan Stanley & Co. International PLC	7/21/16	$86
USD	1,445	GBP	1,000	Morgan Stanley & Co. International PLC	7/21/16	108
USD	2,933	GBP	2,000	Northern Trust Co.	7/21/16	259
USD	6,959	HKD	54,000	Citibank N.A.	7/21/16	(3)
USD	8,630	HKD	67,000	HSBC Bank PLC	7/21/16	(8)
USD	8,888	HKD	69,000	HSBC Bank PLC	7/21/16	(8)
USD	5,795	HKD	45,000	HSBC Bank PLC	7/21/16	(7)
USD	5,802	HKD	45,000	Northern Trust Co.	7/21/16	—
USD	18,175	HKD	141,000	Northern Trust Co.	7/21/16	(4)
USD	12,117	HKD	94,000	Northern Trust Co.	7/21/16	(2)
USD	2,223	JPY	243,000	Barclays Bank PLC	7/21/16	(147)
USD	2,629	JPY	285,000	Barclays Bank PLC	7/21/16	(151)
USD	121,641	JPY	13,195,000	Barclays Bank PLC	7/21/16	(7,041)
USD	1,284	JPY	134,000	Citibank N.A.	7/21/16	(23)
USD	941	JPY	98,000	HSBC Bank PLC	7/21/16	(14)
USD	3,096	JPY	323,000	HSBC Bank PLC	7/21/16	(54)
USD	21,316	JPY	2,311,000	HSBC Bank PLC	7/21/16	(1,222)
USD	11,648	JPY	1,264,000	Morgan Stanley & Co. International PLC	7/21/16	(679)
USD	1,511	JPY	161,000	Morgan Stanley & Co. International PLC	7/21/16	(59)
USD	1,728	JPY	185,000	Morgan Stanley & Co. International PLC	7/21/16	(76)
USD	14,898	JPY	1,551,000	Morgan Stanley & Co. International PLC	7/21/16	(228)
USD	6,263	JPY	652,000	Morgan Stanley & Co. International PLC	7/21/16	(95)
USD	2,540	JPY	265,000	Morgan Stanley & Co. International PLC	7/21/16	(44)
USD	246	JPY	25,000	Morgan Stanley & Co. International PLC	7/21/16	2
USD	4,869	JPY	532,000	Morgan Stanley & Co. International PLC	7/21/16	(319)
USD	3,770	JPY	419,000	Morgan Stanley & Co. International PLC	7/21/16	(316)
USD	3,898	JPY	423,000	Northern Trust Co.	7/21/16	(228)
USD	3,825	JPY	410,000	Royal Bank of Scotland PLC	7/21/16	(174)
USD	2,277	JPY	243,000	Royal Bank of Scotland PLC	7/21/16	(92)
USD	19,409	NOK	160,000	HSBC Bank PLC	7/21/16	289
USD	4,807	PHP	226,000	Bank of America N.A.	7/21/16	8
USD	36,452	PHP	1,689,000	JPMorgan Chase Bank N.A.	7/21/16	583
USD	3,002	SEK	24,000	Barclays Bank PLC	7/21/16	168
USD	1,749	SEK	14,000	HSBC Bank PLC	7/21/16	95
USD	1,256	SEK	10,000	HSBC Bank PLC	7/21/16	75
USD	979	SEK	8,000	HSBC Bank PLC	7/21/16	35
Total						$5,299

Derivative Instruments Categorized by Rick Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$23,524	—	—	$23,524

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$18,225	—	—	$18,225

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	—	—	—	$2,271	—	—	$2,271

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$6,356	—	—	$6,356

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	51

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$704,093
Average amounts sold — in USD	$907,015

For more information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$23,524	$18,225

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$23,524	$18,225

Derivatives not subject to a master netting or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$23,524	$18,225

The following table presents the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the LifePath Master Portfolio:

	Derivative Assets subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral received	Cash Collateral received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$8	—	—	—	$8
Barclays Bank PLC	778	$(778)	—	—	—
Citibank N.A.	4,552	(466)	—	—	4,086
Goldman Sachs International	376	—	—	—	376
HSBC Bank PLC	5,213	(2,489)	—	—	2,724
JPMorgan Chase Bank N.A.	583	(245)	—	—	338
Morgan Stanley & Co. International PLC	9,418	(3,578)	—	—	5,840
Northern Trust Co.	1,157	(234)	—	—	923
Royal Bank of Scotland PLC	1,439	(1,439)	—	—	—

Total	$23,524	$(9,229)	—	—	$14,295

	Derivative Liabilities subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral pledged	Cash Collateral pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$8,574	$(778)	—	—	$7,796
BNP Paribas S.A.	378	—	—	—	378
Citibank N.A.	466	(466)	—	—	—
HSBC Bank PLC	2,489	(2,489)	—	—	—
JPMorgan Chase Bank N.A.	245	(245)	—	—	—
Morgan Stanley & Co. International PLC	3,578	(3,578)	—	—	—
Northern Trust Co.	234	(234)	—	—	—
Royal Bank of Scotland PLC	2,259	(1,439)	—	—	820
UBS AG	2	—	—	—	2

Total	$18,225	$(9,229)	—	—	$8,996

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

52	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies
Equity Funds	$6,666,991	$31,648,011	—	$38,315,002
Fixed Income Funds	2,854,098	22,616,306	—	25,470,404
Short-Term Securities	455,668	—	—	455,668
Long-Term Investments:
Common Stocks
Hotels, Restaurants & Leisure	18,114	—	—	18,114
Real Estate Investment Trusts (REITs)	2,102,266	864,015	—	2,966,281
Real Estate Management & Development	45,083	536,113	—	581,196

Total	$12,142,220	$55,664,445	—	$67,806,665

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$23,524	—	$23,524
Liabilities:
Forward foreign currency contracts	—	(18,225)	—	(18,225)

Total	—	$5,299	—	$5,299

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$29,210	—	—	$29,210
Liabilities:
Collateral on securities loaned at value	—	$(2,500)	—	(2,500)

Total	$29,210	$(2,500)	—	$26,710

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	53

Schedule of Investments June 30, 2016 (Unaudited)	LifePath 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 72.6%
Active Stock Master Portfolio	$14,567,884	$14,567,884
BlackRock Commodity Strategies Fund (b)	295,677	2,176,181
BlackRock Emerging Markets Fund, Inc.	160,944	2,742,482
International Tilts Master Portfolio	$9,987,615	9,987,615
iShares MSCI Canada ETF	32,721	801,992
iShares MSCI EAFE Small-Cap ETF	27,690	1,336,319
Large Cap Index Master Portfolio	$9,322,483	9,322,483
Master Small Cap Index Series	$1,223,556	1,223,556

		42,158,512
Fixed Income Funds — 16.8%
CoreAlpha Bond Master Portfolio	$9,553,681	9,553,681
iShares TIPS Bond ETF	1,864	217,473

		9,771,154
Short-Term Securities — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (c)	571,662	571,662
Total Affiliated Investment Companies — 90.4%		52,501,328

Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	1,122	25,278
Real Estate Investment Trusts (REITs) — 8.0%
AEON REIT Investment Corp.	50	57,126
Alexandria Real Estate Equities, Inc.	322	33,333
American Campus Communities, Inc.	1,540	81,420
AvalonBay Communities, Inc.	952	171,731
Beni Stabili SpA SIIQ	48,222	29,850
Boston Properties, Inc.	1,576	207,874
British Land Co. PLC	20,760	168,556
Cambridge Industrial Trust	73,400	30,017
Colony Starwood Homes	1,603	48,763
CyrusOne, Inc.	1,719	95,680
DDR Corp.	4,560	82,718
Derwent London PLC	853	29,759
DiamondRock Hospitality Co.	6,482	58,532
Dream Office Real Estate Investment Trust	4,589	65,996
Duke Realty Corp.	1,653	44,069
Empiric Student Property PLC	15,909	22,820
EPR Properties	854	68,901
Equity One, Inc.	1,576	50,716
Essex Property Trust, Inc.	734	167,418
Extra Space Storage, Inc.	1,557	144,085
First Industrial Realty Trust, Inc.	2,110	58,700
General Growth Properties, Inc.	4,404	131,327
Gramercy Property Trust	7,046	64,964
Great Portland Estates PLC	3,694	30,920
Hammerson PLC	15,760	113,513

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America, Inc., Class A	2,034	$65,780
Host Hotels & Resorts, Inc.	5,169	83,790
Ichigo Office REIT Investment	66	51,346
Japan Rental Housing Investments, Inc.	145	118,840
Kenedix Retail REIT Corp.	26	70,002
Kilroy Realty Corp.	1,773	117,532
Klepierre	1,471	64,908
LaSalle Logiport REIT (b)	179	182,202
Link REIT	9,000	61,544
McKay Securities PLC	3,631	8,007
MGM Growth Properties LLC	1,379	36,792
National Health Investors, Inc.	933	70,059
National Storage	62,982	74,216
Parkway Properties, Inc.	1,879	31,436
Public Storage	239	61,086
Retail Properties of America, Inc., Class A	7,865	132,919
Rexford Industrial Realty, Inc.	803	16,935
Sekisui House REIT, Inc.	17	22,927
Simon Property Group, Inc.	1,839	398,879
SL Green Realty Corp.	574	61,114
STAG Industrial, Inc.	3,164	75,335
STORE Capital Corp.	2,972	87,525
Terreno Realty Corp.	3,559	92,071
UDR, Inc.	2,565	94,700
Vastned Retail NV	1,662	67,433
Ventas, Inc.	3,657	266,303
Westfield Corp.	23,557	189,226

		4,661,695
Real Estate Management & Development — 1.6%
Deutsche Wohnen AG, Bearer Shares	2,711	92,304
Entra ASA (d)	3,683	34,701
First Capital Realty, Inc.	2,142	36,740
Grainger PLC	8,158	23,067
Howard Hughes Corp. (b)	304	34,753
Inmobiliaria Colonial SA	86,793	63,405
Kenedix, Inc.	15,700	58,999
Kungsleden AB	7,497	48,783
LEG Immobilien AG	392	36,679
Mitsui Fudosan Co. Ltd.	7,000	160,655
St. Modwen Properties PLC	14,319	51,394
Sumitomo Realty & Development Co. Ltd.	3,000	81,352
Sun Hung Kai Properties Ltd.	12,000	144,827
UNITE Group PLC	6,647	54,987

		922,646
Total Common Stocks — 9.7%		5,609,619
Total Investments (Cost — $57,609,818) — 100.1%		58,110,947
Liabilities in Excess of Other Assets — (0.1)%		(43,275)

Net Assets — 100.0%		$58,067,672

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$14,054,616	$513,268	[1]	—	$14,567,884	$14,567,884	$116,337		$(419,109)
BlackRock Cash Funds: Institutional, SL Agency Shares	114,578	457,084	[1]	—	571,662	571,662	1,145	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	224	[2]	—
BlackRock Commodity Strategies Fund	335,825	23,020		(63,168)	295,677	2,176,181	—		(212,382)
BlackRock Emerging Markets Fund, Inc.	159,122	27,596		(25,774)	160,944	2,742,482	—		(131,956)

See Notes to Financial Statements.

54	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income	Realized Gain (Loss)
CoreAlpha Bond Master Portfolio	$9,231,410	$322,271	[1]	—	$9,553,681	$9,553,681	$112,652	$40,047
International Tilts Master Portfolio	$9,806,167	$181,448	[1]	—	$9,987,615	9,987,615	183,581	(308,777)
iShares MSCI Canada ETF	34,847	2,531		(4,657)	32,721	801,992	6,405	(36,293)
iShares MSCI EAFE Small-Cap ETF	27,791	2,334		(2,435)	27,690	1,336,319	18,717	(9,277)
iShares TIPS Bond ETF	—	1,914		(50)	1,864	217,473	69	59
Large Cap Index Master Portfolio	$9,308,017	$14,466	[1]	—	$9,322,483	9,322,483	98,951	(15,764)
Master Small Cap Index Series	$1,323,109	—		$(99,553)[3]	$1,223,556	1,223,556	10,434	(3,205)
Total						$52,501,328	$548,515	$(1,096,657)

[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest sold.

(b)	Non-income producing security.

(c)	Current yield as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	21,000	USD	16,337	Citibank N.A.	7/21/16	$(710)
AUD	367,000	USD	271,420	HSBC Bank PLC	7/21/16	1,685
AUD	2,000	USD	1,535	HSBC Bank PLC	7/21/16	(47)
AUD	10,000	USD	7,442	Morgan Stanley & Co. International PLC	7/21/16	(1)
AUD	4,000	USD	3,076	Royal Bank of Scotland PLC	7/21/16	(99)
AUD	20,000	USD	14,545	Royal Bank of Scotland PLC	7/21/16	338
CAD	8,000	USD	6,190	HSBC Bank PLC	7/21/16	(30)
CAD	7,000	USD	5,447	HSBC Bank PLC	7/21/16	(57)
CAD	1,000	USD	785	Morgan Stanley & Co. International PLC	7/21/16	(15)
CAD	95,000	USD	73,841	Royal Bank of Scotland PLC	7/21/16	(686)
CHF	50,000	USD	51,895	Morgan Stanley & Co. International PLC	7/21/16	(518)
EUR	8,000	USD	9,106	Barclays Bank PLC	7/21/16	(214)
EUR	5,000	USD	5,708	Barclays Bank PLC	7/21/16	(150)
EUR	10,000	USD	11,537	BNP Paribas S.A.	7/21/16	(421)
EUR	57,000	USD	64,274	HSBC Bank PLC	7/21/16	(914)
EUR	3,000	USD	3,351	HSBC Bank PLC	7/21/16	(16)
EUR	42,000	USD	46,286	Morgan Stanley & Co. International PLC	7/21/16	400
EUR	19,000	USD	21,324	Morgan Stanley & Co. International PLC	7/21/16	(204)
EUR	32,000	USD	35,624	Morgan Stanley & Co. International PLC	7/21/16	(54)
EUR	7,000	USD	7,893	Northern Trust Co.	7/21/16	(112)
EUR	6,000	USD	6,849	Northern Trust Co.	7/21/16	(180)
EUR	11,000	USD	12,538	Royal Bank of Scotland PLC	7/21/16	(311)
EUR	25,000	USD	28,345	Royal Bank of Scotland PLC	7/21/16	(555)
EUR	3,000	USD	3,403	Royal Bank of Scotland PLC	7/21/16	(68)
EUR	2,000	USD	2,271	Royal Bank of Scotland PLC	7/21/16	(48)
GBP	2,000	USD	2,879	HSBC Bank PLC	7/21/16	(205)
GBP	13,000	USD	17,218	Morgan Stanley & Co. International PLC	7/21/16	162
GBP	5,000	USD	7,052	Morgan Stanley & Co. International PLC	7/21/16	(368)
GBP	9,000	USD	12,994	Royal Bank of Scotland PLC	7/21/16	(961)
HKD	1,577,000	USD	203,496	HSBC Bank PLC	7/21/16	(177)
HKD	96,000	USD	12,368	HSBC Bank PLC	7/21/16	9
HKD	8,000	USD	1,031	HSBC Bank PLC	7/21/16	—
HKD	56,000	USD	7,219	Morgan Stanley & Co. International PLC	7/21/16	1
HKD	302,000	USD	38,932	Morgan Stanley & Co. International PLC	7/21/16	4
HKD	53,000	USD	6,831	Morgan Stanley & Co. International PLC	7/21/16	3
HKD	52,000	USD	6,709	UBS AG	7/21/16	(4)
ILS	22,000	USD	5,845	BNP Paribas S.A.	7/21/16	(130)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	55

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	13,205,000	USD	120,301	Citibank N.A.	7/21/16	$8,478
JPY	1,329,000	USD	12,446	Goldman Sachs International	7/21/16	515
JPY	163,000	USD	1,542	Morgan Stanley & Co. International PLC	7/21/16	47
JPY	402,000	USD	3,694	Morgan Stanley & Co. International PLC	7/21/16	227
JPY	213,000	USD	1,990	Morgan Stanley & Co. International PLC	7/21/16	87
JPY	278,000	USD	2,549	Morgan Stanley & Co. International PLC	7/21/16	162
JPY	4,737,000	USD	43,509	Morgan Stanley & Co. International PLC	7/21/16	2,688
JPY	479,000	USD	4,486	Morgan Stanley & Co. International PLC	7/21/16	186
JPY	1,247,000	USD	11,796	Morgan Stanley & Co. International PLC	7/21/16	365
JPY	585,000	USD	5,534	Morgan Stanley & Co. International PLC	7/21/16	171
JPY	1,713,000	USD	15,739	Northern Trust Co.	7/21/16	966
JPY	1,452,000	USD	13,678	Northern Trust Co.	7/21/16	482
JPY	1,413,000	USD	12,993	Royal Bank of Scotland PLC	7/21/16	787
JPY	425,000	USD	3,998	Royal Bank of Scotland PLC	7/21/16	147
NZD	8,000	USD	5,500	HSBC Bank PLC	7/21/16	193
PHP	486,000	USD	10,398	BNP Paribas S.A.	7/21/16	(77)
PHP	1,648,000	USD	35,327	JPMorgan Chase Bank N.A.	7/21/16	(328)
PHP	924,000	USD	19,687	JPMorgan Chase Bank N.A.	7/21/16	(64)
SEK	211,000	USD	26,035	HSBC Bank PLC	7/21/16	(1,115)
SEK	11,000	USD	1,352	Morgan Stanley & Co. International PLC	7/21/16	(53)
SEK	68,000	USD	8,200	Northern Trust Co.	7/21/16	(168)
SGD	23,000	USD	17,118	Barclays Bank PLC	7/21/16	(31)
SGD	63,000	USD	46,338	Barclays Bank PLC	7/21/16	467
SGD	2,000	USD	1,456	Citibank N.A.	7/21/16	30
SGD	13,000	USD	9,465	Citibank N.A.	7/21/16	193
SGD	7,000	USD	5,105	Citibank N.A.	7/21/16	95
SGD	6,000	USD	4,429	Goldman Sachs International	7/21/16	29
SGD	4,000	USD	2,952	HSBC Bank PLC	7/21/16	20
SGD	10,000	USD	7,394	HSBC Bank PLC	7/21/16	36
SGD	5,000	USD	3,648	Morgan Stanley & Co. International PLC	7/21/16	67
USD	89,863	AUD	123,000	Barclays Bank PLC	7/21/16	(1,669)
USD	45,451	AUD	63,000	Royal Bank of Scotland PLC	7/21/16	(1,431)
USD	10,704	CAD	14,000	Morgan Stanley & Co. International PLC	7/21/16	(77)
USD	7,817	CAD	10,000	Northern Trust Co.	7/21/16	116
USD	11,409	EUR	10,000	Citibank N.A.	7/21/16	293
USD	1,132	EUR	1,000	Morgan Stanley & Co. International PLC	7/21/16	20
USD	2,240	EUR	2,000	Morgan Stanley & Co. International PLC	7/21/16	17
USD	6,783	EUR	6,000	Morgan Stanley & Co. International PLC	7/21/16	113
USD	42,960	EUR	38,000	Morgan Stanley & Co. International PLC	7/21/16	720
USD	7,876	EUR	7,000	Morgan Stanley & Co. International PLC	7/21/16	95
USD	6,782	EUR	6,000	Royal Bank of Scotland PLC	7/21/16	112
USD	11,556	EUR	10,000	Royal Bank of Scotland PLC	7/21/16	440
USD	4,325	GBP	3,000	Barclays Bank PLC	7/21/16	314
USD	61,381	GBP	42,000	HSBC Bank PLC	7/21/16	5,230
USD	23,776	GBP	18,000	HSBC Bank PLC	7/21/16	(289)
USD	45,507	GBP	32,000	Morgan Stanley & Co. International PLC	7/21/16	2,725
USD	1,423	GBP	1,000	Morgan Stanley & Co. International PLC	7/21/16	86
USD	4,268	GBP	3,000	Morgan Stanley & Co. International PLC	7/21/16	257
USD	4,336	GBP	3,000	Morgan Stanley & Co. International PLC	7/21/16	325
USD	2,896	GBP	2,000	Morgan Stanley & Co. International PLC	7/21/16	223
USD	29,850	GBP	21,000	Morgan Stanley & Co. International PLC	7/21/16	1,775
USD	58,714	GBP	40,000	Morgan Stanley & Co. International PLC	7/21/16	5,236
USD	9,323	GBP	7,000	Morgan Stanley & Co. International PLC	7/21/16	(35)
USD	17,470	GBP	13,000	Morgan Stanley & Co. International PLC	7/21/16	90
USD	12,101	GBP	9,000	Morgan Stanley & Co. International PLC	7/21/16	69
USD	10,265	GBP	7,000	Northern Trust Co.	7/21/16	906
USD	17,141	HKD	133,000	Citibank N.A.	7/21/16	(6)
USD	11,464	HKD	89,000	Citibank N.A.	7/21/16	(10)
USD	11,850	HKD	92,000	HSBC Bank PLC	7/21/16	(11)
USD	9,541	HKD	74,000	HSBC Bank PLC	7/21/16	—
USD	19,078	HKD	148,000	Northern Trust Co.	7/21/16	(3)
USD	31,838	HKD	247,000	Northern Trust Co.	7/21/16	(8)
USD	5,552	JPY	602,000	Barclays Bank PLC	7/21/16	(318)
USD	226,200	JPY	24,536,000	Barclays Bank PLC	7/21/16	(13,082)

See Notes to Financial Statements.

56	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,973	JPY	325,000	Barclays Bank PLC	7/21/16	$(197)
USD	6,054	JPY	632,000	Barclays Bank PLC	7/21/16	(109)
USD	939	JPY	98,000	Citibank N.A.	7/21/16	(17)
USD	1,287	JPY	134,000	HSBC Bank PLC	7/21/16	(20)
USD	4,870	JPY	508,000	HSBC Bank PLC	7/21/16	(84)
USD	33,150	JPY	3,594,000	Morgan Stanley & Co. International PLC	7/21/16	(1,900)
USD	7,405	JPY	809,000	Morgan Stanley & Co. International PLC	7/21/16	(485)
USD	7,414	JPY	824,000	Morgan Stanley & Co. International PLC	7/21/16	(622)
USD	8,490	JPY	918,000	Morgan Stanley & Co. International PLC	7/21/16	(462)
USD	19,185	JPY	2,082,000	Morgan Stanley & Co. International PLC	7/21/16	(1,119)
USD	2,272	JPY	242,000	Morgan Stanley & Co. International PLC	7/21/16	(88)
USD	2,606	JPY	279,000	Morgan Stanley & Co. International PLC	7/21/16	(115)
USD	4,296	JPY	460,000	Morgan Stanley & Co. International PLC	7/21/16	(190)
USD	23,976	JPY	2,496,000	Morgan Stanley & Co. International PLC	7/21/16	(366)
USD	14,112	JPY	1,469,000	Morgan Stanley & Co. International PLC	7/21/16	(214)
USD	1,792	JPY	182,000	Morgan Stanley & Co. International PLC	7/21/16	17
USD	6,087	JPY	628,000	Northern Trust Co.	7/21/16	(37)
USD	6,120	JPY	656,000	Royal Bank of Scotland PLC	7/21/16	(278)
USD	29,963	NOK	247,000	HSBC Bank PLC	7/21/16	446
USD	7,743	PHP	364,000	Bank of America N.A.	7/21/16	12
USD	58,142	PHP	2,694,000	JPMorgan Chase Bank N.A.	7/21/16	929
USD	4,879	SEK	39,000	Barclays Bank PLC	7/21/16	273
USD	2,998	SEK	24,000	HSBC Bank PLC	7/21/16	163
USD	2,010	SEK	16,000	HSBC Bank PLC	7/21/16	120
Total						$7,829

Derivative Instruments Categorized by Rick Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$40,162	—	—	$40,162
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$32,333	—	—	$32,333

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	—	—	—	$1,163	—	—	$1,163
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$9,562	—	—	$9,562

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,186,561
Average amounts sold — in USD	$1,484,707

For more information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	57

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$40,162	$32,333

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$40,162	$32,333

Derivatives not subject to a master netting or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$40,162	$32,333

The following table presents the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the LifePath Master Portfolio:

	Derivative Assets subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral received	Cash Collateral received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$12	—	—	—	$12
Barclays Bank PLC	1,054	$(1,054)	—	—	—
Citibank N.A.	9,089	(743)	—	—	8,346
Goldman Sachs International	544	—	—	—	544
HSBC Bank PLC	7,902	(2,965)	—	—	4,937
JPMorgan Chase Bank N.A.	929	(392)	—	—	537
Morgan Stanley & Co. International PLC	16,338	(6,886)	—	—	9,452
Northern Trust Co.	2,470	(508)	—	—	1,962
Royal Bank of Scotland PLC	1,824	(1,824)	—	—	—

Total	$40,162	$(14,372)	—	—	$25,790

	Derivative Liabilities subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral pledged	Cash Collateral pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$15,770	$(1,054)	—	—	$14,716
BNP Paribas S.A.	628	—	—	—	628
Citibank N.A.	743	(743)	—	—	—
HSBC Bank PLC	2,965	(2,965)	—	—	—
JPMorgan Chase Bank N.A.	392	(392)	—	—	—
Morgan Stanley & Co. International PLC	6,886	(6,886)	—	—	—
Northern Trust Co.	508	(508)	—	—	—
Royal Bank of Scotland PLC	4,437	(1,824)	—	—	2,613
UBS AG	4	—	—	—	4

Total	$32,333	$(14,372)	—	—	$17,961

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies
Equity Funds	$7,056,974	$35,101,538	—	$42,158,512
Fixed Income Funds	217,473	9,553,681	—	9,771,154
Short-Term Securities	571,662	—	—	571,662
Long-Term Investments:
Common Stocks
Hotels, Restaurants & Leisure	25,278	—	—	25,278
Real Estate Investment Trusts (REITs)	3,291,303	1,370,392	—	4,661,695
Real Estate Management & Development	71,493	851,153	—	922,646

Total	$11,234,183	$46,876,764	—	$58,110,947

See Notes to Financial Statements.

58	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$40,162	—	$40,162
Liabilities:
Forward foreign currency contracts	—	(32,333)	—	(32,333)

Total	—	$7,829	—	$7,829

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, foreign currency at value of $44,416 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	59

Schedule of Investments June 30, 2016 (Unaudited)	LifePath 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 83.2%
Active Stock Master Portfolio	$10,054,954	$10,054,954
BlackRock Commodity Strategies Fund (b)	198,426	1,460,419
BlackRock Emerging Markets Fund, Inc.	123,488	2,104,227
International Tilts Master Portfolio	$7,585,636	7,585,636
iShares MSCI Canada ETF	24,995	612,628
iShares MSCI EAFE Small-Cap ETF	21,093	1,017,948
Large Cap Index Master Portfolio	$7,267,694	7,267,694
Master Small Cap Index Series	$748,746	748,746

		30,852,252
Fixed Income Fund — 2.9%
CoreAlpha Bond Master Portfolio	$1,054,815	1,054,815
Short-Term Securities — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (c)	420,910	420,910
Total Affiliated Investment Companies — 87.2%		32,327,977

Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	960	21,629
Real Estate Investment Trusts (REITs) — 10.8%
AEON REIT Investment Corp.	43	49,129
Alexandria Real Estate Equities, Inc.	278	28,779
American Campus Communities, Inc.	1,322	69,894
AvalonBay Communities, Inc.	815	147,018
Beni Stabili SpA SIIQ	40,917	25,328
Boston Properties, Inc.	1,352	178,329
British Land Co. PLC	17,943	145,684
Cambridge Industrial Trust	64,000	26,173
Colony Starwood Homes	1,387	42,192
CyrusOne, Inc.	1,487	82,766
DDR Corp.	3,941	71,490
Derwent London PLC	735	25,642
DiamondRock Hospitality Co.	5,552	50,135
Dream Office Real Estate Investment Trust	3,939	56,648
Duke Realty Corp.	1,430	38,124
Empiric Student Property PLC	14,730	21,129
EPR Properties	739	59,622
Equity One, Inc.	1,350	43,443
Essex Property Trust, Inc.	628	143,240
Extra Space Storage, Inc.	1,333	123,356
First Industrial Realty Trust, Inc.	1,754	48,796
General Growth Properties, Inc.	3,769	112,392
Gramercy Property Trust	6,094	56,187
Great Portland Estates PLC	3,183	26,643
Hammerson PLC	13,623	98,121
Healthcare Trust of America, Inc., Class A	1,759	56,886
Host Hotels & Resorts, Inc.	4,437	71,924

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ichigo Office REIT Investment	56	$43,566
Japan Rental Housing Investments, Inc.	123	100,809
Kenedix Retail REIT Corp.	23	61,925
Kilroy Realty Corp.	1,517	100,562
Klepierre	1,260	55,598
LaSalle Logiport REIT (b)	153	155,737
Link REIT	7,500	51,286
McKay Securities PLC	3,138	6,920
MGM Growth Properties LLC	1,184	31,589
National Health Investors, Inc.	802	60,222
National Storage	54,535	64,262
Parkway Properties, Inc.	1,604	26,835
Public Storage	205	52,396
Retail Properties of America, Inc., Class A	6,798	114,886
Rexford Industrial Realty, Inc.	688	14,510
Sekisui House REIT, Inc.	14	18,881
Simon Property Group, Inc.	1,574	341,401
SL Green Realty Corp.	496	52,809
STAG Industrial, Inc.	2,737	65,168
STORE Capital Corp.	2,570	75,686
Terreno Realty Corp.	3,079	79,654
UDR, Inc.	2,200	81,224
Vastned Retail NV	1,426	57,857
Ventas, Inc.	3,161	230,184
Westfield Corp.	20,157	161,915

		4,004,952
Real Estate Management & Development — 2.1%
Deutsche Wohnen AG, Bearer Shares	2,344	79,809
Entra ASA (d)	3,211	30,254
First Capital Realty, Inc.	1,839	31,543
Grainger PLC	7,028	19,872
Howard Hughes Corp. (b)	259	29,609
Inmobiliaria Colonial SA	74,716	54,582
Kenedix, Inc.	13,400	50,355
Kungsleden AB	6,399	41,638
LEG Immobilien AG	339	31,720
Mitsui Fudosan Co. Ltd.	6,000	137,705
St. Modwen Properties PLC	12,241	43,935
Sumitomo Realty & Development Co. Ltd.	3,000	81,352
Sun Hung Kai Properties Ltd.	10,000	120,689
UNITE Group PLC	5,744	47,517

		800,580
Total Common Stocks — 13.0%		4,827,161
Total Investments (Cost — $36,872,628) — 100.2%		37,155,138
Liabilities in Excess of Other Assets — (0.2)%		(56,516)

Net Assets — 100.0%		$37,098,622

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$9,661,693	$393,261	[1]	—	$10,054,954	$10,054,954	$80,825		$(288,634)
BlackRock Cash Funds: Institutional, SL Agency Shares	$69,510	$351,400	[1]	—	$420,910	420,910	1,899	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	370	[2]	—
BlackRock Commodity Strategies Fund	218,114	14,651		(34,339)	198,426	1,460,419	—		(112,913)
BlackRock Emerging Markets Fund, Inc.	115,074	18,826		(10,412)	123,488	2,104,227	—		(52,146)

See Notes to Financial Statements.

60	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income	Realized Gain (Loss)
CoreAlpha Bond Master Portfolio	$919,479	$135,336	[1]	—	$1,054,815	$1,054,815	$12,073	$4,407
International Tilts Master Portfolio	$7,130,177	$455,459	[1]	—	$7,585,636	7,585,636	138,200	(227,664)
iShares MSCI Canada ETF	25,466	1,852		(2,323)	24,995	612,628	4,909	(21,391)
iShares MSCI EAFE Small-Cap ETF	20,165	2,288		(1,360)	21,093	1,017,948	14,258	(6,279)
Large Cap Index Master Portfolio	$6,622,730	$644,964	[1]	—	$7,267,694	7,267,694	73,473	(12,024)
Master Small Cap Index Series	$739,657	$9,089	[1]	—	$748,746	748,746	6,163	(1,869)
Total						$32,327,977	$332,170	$(718,513)

[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Current yield as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	8,000	USD	5,895	Barclays Bank PLC	7/21/16	$58
AUD	19,000	USD	14,781	Citibank N.A.	7/21/16	(642)
AUD	6,000	USD	4,437	HSBC Bank PLC	7/21/16	27
AUD	315,000	USD	232,963	HSBC Bank PLC	7/21/16	1,446
AUD	5,000	USD	3,845	Royal Bank of Scotland PLC	7/21/16	(124)
AUD	16,000	USD	11,636	Royal Bank of Scotland PLC	7/21/16	271
AUD	19,000	USD	13,581	Royal Bank of Scotland PLC	7/21/16	558
CAD	6,000	USD	4,669	Citibank N.A.	7/21/16	(49)
CAD	11,000	USD	8,512	HSBC Bank PLC	7/21/16	(41)
CAD	78,000	USD	60,629	Morgan Stanley & Co. International PLC	7/21/16	(566)
CAD	1,000	USD	785	Morgan Stanley & Co. International PLC	7/21/16	(15)
CHF	43,000	USD	44,632	Morgan Stanley & Co. International PLC	7/21/16	(447)
EUR	6,000	USD	6,830	Barclays Bank PLC	7/21/16	(160)
EUR	5,000	USD	5,768	BNP Paribas S.A.	7/21/16	(210)
EUR	3,000	USD	3,415	Goldman Sachs International	7/21/16	(80)
EUR	3,000	USD	3,351	HSBC Bank PLC	7/21/16	(17)
EUR	5,000	USD	5,661	Morgan Stanley & Co. International PLC	7/21/16	(103)
EUR	16,000	USD	17,957	Morgan Stanley & Co. International PLC	7/21/16	(171)
EUR	28,000	USD	31,171	Morgan Stanley & Co. International PLC	7/21/16	(47)
EUR	37,000	USD	40,777	Morgan Stanley & Co. International PLC	7/21/16	352
EUR	49,000	USD	55,250	Morgan Stanley & Co. International PLC	7/21/16	(783)
EUR	4,000	USD	4,566	Northern Trust Co.	7/21/16	(120)
EUR	5,000	USD	5,638	Northern Trust Co.	7/21/16	(80)
EUR	2,000	USD	2,286	Royal Bank of Scotland PLC	7/21/16	(63)
EUR	2,000	USD	2,280	Royal Bank of Scotland PLC	7/21/16	(57)
EUR	18,000	USD	20,408	Royal Bank of Scotland PLC	7/21/16	(400)
EUR	3,000	USD	3,403	Royal Bank of Scotland PLC	7/21/16	(68)
EUR	3,000	USD	3,407	Royal Bank of Scotland PLC	7/21/16	(72)
EUR	6,000	USD	6,849	Royal Bank of Scotland PLC	7/21/16	(180)
GBP	4,000	USD	5,642	Barclays Bank PLC	7/21/16	(294)
GBP	3,000	USD	4,331	Goldman Sachs International	7/21/16	(320)
GBP	1,000	USD	1,440	HSBC Bank PLC	7/21/16	(103)
GBP	11,000	USD	14,569	Morgan Stanley & Co. International PLC	7/21/16	137
GBP	1,000	USD	1,433	Morgan Stanley & Co. International PLC	7/21/16	(96)
GBP	2,000	USD	2,865	UBS AG	7/21/16	(191)
HKD	80,000	USD	10,307	HSBC Bank PLC	7/21/16	7
HKD	7,000	USD	902	HSBC Bank PLC	7/21/16	—
HKD	1,355,000	USD	174,846	HSBC Bank PLC	7/21/16	(149)
HKD	277,000	USD	35,710	Morgan Stanley & Co. International PLC	7/21/16	3

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	61

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	55,000	USD	7,088	Morgan Stanley & Co. International PLC	7/21/16	$3
HKD	26,000	USD	3,354	Royal Bank of Scotland PLC	7/21/16	(2)
HKD	36,000	USD	4,644	UBS AG	7/21/16	(3)
ILS	18,000	USD	4,782	BNP Paribas S.A.	7/21/16	(107)
JPY	9,778,000	USD	89,080	Citibank N.A.	7/21/16	6,278
JPY	1,108,000	USD	10,377	Goldman Sachs International	7/21/16	429
JPY	465,000	USD	4,272	Morgan Stanley & Co. International PLC	7/21/16	262
JPY	213,000	USD	1,990	Morgan Stanley & Co. International PLC	7/21/16	87
JPY	683,000	USD	6,262	Morgan Stanley & Co. International PLC	7/21/16	399
JPY	3,212,000	USD	29,502	Morgan Stanley & Co. International PLC	7/21/16	1,823
JPY	163,000	USD	1,542	Morgan Stanley & Co. International PLC	7/21/16	47
JPY	747,000	USD	6,995	Morgan Stanley & Co. International PLC	7/21/16	290
JPY	1,008,000	USD	9,535	Morgan Stanley & Co. International PLC	7/21/16	295
JPY	1,519,000	USD	13,957	Northern Trust Co.	7/21/16	857
JPY	1,169,000	USD	11,012	Northern Trust Co.	7/21/16	388
JPY	898,000	USD	8,258	Royal Bank of Scotland PLC	7/21/16	499
JPY	387,000	USD	3,640	Royal Bank of Scotland PLC	7/21/16	134
NZD	6,000	USD	4,125	HSBC Bank PLC	7/21/16	145
PHP	418,000	USD	8,943	BNP Paribas S.A.	7/21/16	(66)
PHP	1,408,000	USD	30,182	JPMorgan Chase Bank N.A.	7/21/16	(280)
PHP	767,000	USD	16,342	JPMorgan Chase Bank N.A.	7/21/16	(53)
SEK	175,000	USD	21,596	Morgan Stanley & Co. International PLC	7/21/16	(927)
SEK	9,000	USD	1,106	Morgan Stanley & Co. International PLC	7/21/16	(43)
SEK	13,000	USD	1,598	Morgan Stanley & Co. International PLC	7/21/16	(63)
SEK	56,000	USD	6,753	Northern Trust Co.	7/21/16	(139)
SGD	55,000	USD	40,454	Barclays Bank PLC	7/21/16	408
SGD	21,000	USD	15,630	Barclays Bank PLC	7/21/16	(28)
SGD	1,000	USD	733	Citibank N.A.	7/21/16	10
SGD	2,000	USD	1,456	Citibank N.A.	7/21/16	30
SGD	10,000	USD	7,281	Citibank N.A.	7/21/16	148
SGD	7,000	USD	5,105	Citibank N.A.	7/21/16	95
SGD	3,000	USD	2,214	HSBC Bank PLC	7/21/16	14
SGD	3,000	USD	2,214	HSBC Bank PLC	7/21/16	15
SGD	9,000	USD	6,654	HSBC Bank PLC	7/21/16	32
SGD	4,000	USD	2,918	HSBC Bank PLC	7/21/16	53
USD	77,443	AUD	106,000	Barclays Bank PLC	7/21/16	(1,438)
USD	5,890	AUD	8,000	Barclays Bank PLC	7/21/16	(63)
USD	2,897	AUD	4,000	HSBC Bank PLC	7/21/16	(79)
USD	1,535	AUD	2,000	HSBC Bank PLC	7/21/16	47
USD	2,897	AUD	4,000	Morgan Stanley & Co. International PLC	7/21/16	(79)
USD	8,914	AUD	12,000	Northern Trust Co.	7/21/16	(16)
USD	38,958	AUD	54,000	Royal Bank of Scotland PLC	7/21/16	(1,226)
USD	8,410	CAD	11,000	Morgan Stanley & Co. International PLC	7/21/16	(60)
USD	6,253	CAD	8,000	Royal Bank of Scotland PLC	7/21/16	93
USD	38,438	EUR	34,000	Barclays Bank PLC	7/21/16	644
USD	6,751	EUR	6,000	HSBC Bank PLC	7/21/16	82
USD	3,361	EUR	3,000	Morgan Stanley & Co. International PLC	7/21/16	26
USD	3,391	EUR	3,000	Morgan Stanley & Co. International PLC	7/21/16	57
USD	10,401	EUR	9,000	Royal Bank of Scotland PLC	7/21/16	396
USD	10,173	EUR	9,000	Royal Bank of Scotland PLC	7/21/16	169
USD	4,325	GBP	3,000	Barclays Bank PLC	7/21/16	314
USD	54,074	GBP	37,000	HSBC Bank PLC	7/21/16	4,607
USD	19,813	GBP	15,000	HSBC Bank PLC	7/21/16	(241)
USD	1,445	GBP	1,000	Morgan Stanley & Co. International PLC	7/21/16	108
USD	1,448	GBP	1,000	Morgan Stanley & Co. International PLC	7/21/16	111
USD	51,375	GBP	35,000	Morgan Stanley & Co. International PLC	7/21/16	4,582
USD	9,323	GBP	7,000	Morgan Stanley & Co. International PLC	7/21/16	(35)
USD	17,470	GBP	13,000	Morgan Stanley & Co. International PLC	7/21/16	90
USD	9,412	GBP	7,000	Morgan Stanley & Co. International PLC	7/21/16	53
USD	35,509	GBP	25,000	Morgan Stanley & Co. International PLC	7/21/16	2,085
USD	4,268	GBP	3,000	Morgan Stanley & Co. International PLC	7/21/16	257
USD	1,423	GBP	1,000	Morgan Stanley & Co. International PLC	7/21/16	86
USD	1,427	GBP	1,000	Morgan Stanley & Co. International PLC	7/21/16	90
USD	25,586	GBP	18,000	Morgan Stanley & Co. International PLC	7/21/16	1,521

See Notes to Financial Statements.

62	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,798	GBP	6,000	Northern Trust Co.	7/21/16	$777
USD	9,150	HKD	71,000	Citibank N.A.	7/21/16	(3)
USD	2,966	HKD	23,000	HSBC Bank PLC	7/21/16	1
USD	8,759	HKD	68,000	HSBC Bank PLC	7/21/16	(8)
USD	8,509	HKD	66,000	Northern Trust Co.	7/21/16	—
USD	16,629	HKD	129,000	Northern Trust Co.	7/21/16	(3)
USD	27,455	HKD	213,000	Northern Trust Co.	7/21/16	(7)
USD	11,593	HKD	90,000	UBS AG	7/21/16	(10)
USD	5,298	JPY	553,000	Barclays Bank PLC	7/21/16	(95)
USD	2,964	JPY	324,000	Barclays Bank PLC	7/21/16	(196)
USD	6,447	JPY	699,000	Barclays Bank PLC	7/21/16	(370)
USD	192,053	JPY	20,832,000	Barclays Bank PLC	7/21/16	(11,107)
USD	498	JPY	52,000	Citibank N.A.	7/21/16	(9)
USD	5,206	JPY	543,000	HSBC Bank PLC	7/21/16	(90)
USD	3,496	JPY	364,000	HSBC Bank PLC	7/21/16	(54)
USD	1,194	JPY	128,000	Morgan Stanley & Co. International PLC	7/21/16	(54)
USD	1,024	JPY	104,000	Morgan Stanley & Co. International PLC	7/21/16	10
USD	10,929	JPY	1,186,000	Morgan Stanley & Co. International PLC	7/21/16	(637)
USD	1,511	JPY	161,000	Morgan Stanley & Co. International PLC	7/21/16	(59)
USD	2,568	JPY	275,000	Morgan Stanley & Co. International PLC	7/21/16	(114)
USD	3,278	JPY	351,000	Morgan Stanley & Co. International PLC	7/21/16	(145)
USD	28,419	JPY	3,081,000	Morgan Stanley & Co. International PLC	7/21/16	(1,628)
USD	8,906	JPY	973,000	Morgan Stanley & Co. International PLC	7/21/16	(583)
USD	6,262	JPY	696,000	Morgan Stanley & Co. International PLC	7/21/16	(526)
USD	20,373	JPY	2,121,000	Morgan Stanley & Co. International PLC	7/21/16	(311)
USD	6,379	JPY	664,000	Morgan Stanley & Co. International PLC	7/21/16	(97)
USD	9,227	JPY	952,000	Northern Trust Co.	7/21/16	(57)
USD	3,046	JPY	325,000	Royal Bank of Scotland PLC	7/21/16	(124)
USD	26,325	NOK	217,000	HSBC Bank PLC	7/21/16	393
USD	6,636	PHP	312,000	Bank of America N.A.	7/21/16	10
USD	49,228	PHP	2,281,000	JPMorgan Chase Bank N.A.	7/21/16	787
USD	4,128	SEK	33,000	Barclays Bank PLC	7/21/16	231
USD	2,498	SEK	20,000	HSBC Bank PLC	7/21/16	136
USD	1,633	SEK	13,000	HSBC Bank PLC	7/21/16	98
Total						$6,578

Derivative Instruments Categorized by Rick Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$33,461	—	—	$33,461
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$26,883	—	—	$26,883

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	—	—	—	$2,258	—	—	$2,258
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$8,003	—	—	$8,003

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	63

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$997,789
Average amounts sold — in USD	$1,264,296

For more information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$33,461	$26,883

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$33,461	$26,883

Derivatives not subject to a master netting or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$33,461	$26,883

The following table presents the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the LifePath Master Portfolio:

	Derivative Assets subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral received	Cash Collateral received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$10	—	—	—	$10
Barclays Bank PLC	1,655	$(1,655)	—	—	—
Citibank N.A.	6,561	(703)	—	—	5,858
Goldman Sachs International	429	(400)	—	—	29
HSBC Bank PLC	7,103	(782)	—	—	6,321
JPMorgan Chase Bank N.A.	787	(333)	—	—	454
Morgan Stanley & Co. International PLC	12,774	(7,589)	—	—	5,185
Northern Trust Co.	2,022	(422)	—	—	1,600
Royal Bank of Scotland PLC	2,120	(2,120)	—	—	—

Total	$33,461	$(14,004)	—	—	$19,457

	Derivative Liabilities subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral pledged	Cash Collateral pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$13,751	$(1,655)	—	—	$12,096
BNP Paribas S.A.	383	—	—	—	383
Citibank N.A.	703	(703)	—	—	—
Goldman Sachs International	400	(400)	—	—	—
HSBC Bank PLC	782	(782)	—	—	—
JPMorgan Chase Bank N.A.	333	(333)	—	—	—
Morgan Stanley & Co. International PLC	7,589	(7,589)	—	—	—
Northern Trust Co.	422	(422)	—	—	—
Royal Bank of Scotland PLC	2,316	(2,120)	—	—	196
UBS AG	204	—	—	—	204

Total	$26,883	$(14,004)	—	—	$12,879

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

64	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (concluded)	LifePath 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$5,195,222	$25,657,030	—	$30,852,252
Fixed Income Funds	—	1,054,815	—	1,054,815
Short-Term Securities	420,910	—	—	420,910
Long-Term Investments:
Common Stocks
Hotels, Restaurants & Leisure	21,629	—	—	21,629
Real Estate Investment Trusts (REITs)	2,829,476	1,175,476	—	4,004,952
Real Estate Management & Development	61,152	739,428	—	800,580

Total	$8,528,389	$28,626,749	—	$37,155,138

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$33,461	—	$33,461
Liabilities:
Forward foreign currency contracts	—	(26,883)	—	(26,883)

Total	—	$6,578	—	$6,578

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, foreign currency at value of $38,584 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	65

Schedule of Investments June 30, 2016 (Unaudited)	LifePath 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 84.2%
Active Stock Master Portfolio	$6,169,319	$6,169,319
BlackRock Commodity Strategies Fund (b)	101,257	745,253
BlackRock Emerging Markets Fund, Inc.	64,063	1,091,632
International Tilts Master Portfolio	$3,966,367	3,966,367
iShares MSCI Canada ETF	12,715	311,645
iShares MSCI EAFE Small-Cap ETF	11,168	538,968
Large Cap Index Master Portfolio	$2,789,925	2,789,925
Master Small Cap Index Series	$384,192	384,192

		15,997,301
Fixed Income Fund — 1.4%
CoreAlpha Bond Master Portfolio	$274,883	274,883
Short-Term Securities — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (c)	276,157	276,157
Total Affiliated Investment Companies — 87.0%		16,548,341

Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	509	11,468
Real Estate Investment Trusts (REITs) — 11.1%
AEON REIT Investment Corp.	23	26,278
Alexandria Real Estate Equities, Inc.	146	15,114
American Campus Communities, Inc.	690	36,480
AvalonBay Communities, Inc.	432	77,928
Beni Stabili SpA SIIQ	22,097	13,678
Boston Properties, Inc.	706	93,121
British Land Co. PLC	9,388	76,224
Cambridge Industrial Trust	33,400	13,659
Colony Starwood Homes	723	21,994
CyrusOne, Inc.	776	43,192
DDR Corp.	2,062	37,405
Derwent London PLC	387	13,502
DiamondRock Hospitality Co.	2,942	26,566
Dream Office Real Estate Investment Trust	2,056	29,568
Duke Realty Corp.	744	19,835
Empiric Student Property PLC	7,467	10,711
EPR Properties	384	30,981
Equity One, Inc.	715	23,009
Essex Property Trust, Inc.	333	75,954
Extra Space Storage, Inc.	706	65,333
First Industrial Realty Trust, Inc.	919	25,567
General Growth Properties, Inc.	1,997	59,551
Gramercy Property Trust	3,169	29,218
Great Portland Estates PLC	1,677	14,037
Hammerson PLC	7,119	51,275
Healthcare Trust of America, Inc., Class A	915	29,591
Host Hotels & Resorts, Inc.	2,316	37,542

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ichigo Office REIT Investment	30	$23,339
Japan Rental Housing Investments, Inc.	65	53,273
Kenedix Retail REIT Corp.	12	32,309
Kilroy Realty Corp.	804	53,297
Klepierre	657	28,990
LaSalle Logiport REIT (b)	81	82,449
Link REIT	4,000	27,353
McKay Securities PLC	1,640	3,617
MGM Growth Properties LLC	618	16,488
National Health Investors, Inc.	458	34,391
National Storage	28,578	33,675
Parkway Properties, Inc.	815	13,635
Public Storage	108	27,604
Retail Properties of America, Inc., Class A	3,554	60,063
Rexford Industrial Realty, Inc.	365	7,698
Sekisui House REIT, Inc.	8	10,789
Simon Property Group, Inc.	834	180,895
SL Green Realty Corp.	257	27,363
STAG Industrial, Inc.	1,426	33,953
STORE Capital Corp.	1,337	39,375
Terreno Realty Corp.	1,613	41,728
UDR, Inc.	1,222	45,116
Vastned Retail NV	743	30,146
Ventas, Inc.	1,652	120,299
Westfield Corp.	10,721	86,118

		2,111,276
Real Estate Management & Development — 2.1%
Deutsche Wohnen AG, Bearer Shares	1,224	41,675
Entra ASA (d)	1,659	15,631
First Capital Realty, Inc.	960	16,466
Grainger PLC	3,703	10,470
Howard Hughes Corp. (b)	132	15,090
Inmobiliaria Colonial SA	39,070	28,542
Kenedix, Inc.	7,100	26,681
Kungsleden AB	3,354	21,825
LEG Immobilien AG	177	16,562
Mitsui Fudosan Co. Ltd.	3,000	68,852
St. Modwen Properties PLC	6,404	22,985
Sumitomo Realty & Development Co. Ltd.	1,000	27,117
Sun Hung Kai Properties Ltd.	5,000	60,344
UNITE Group PLC	3,006	24,867

		397,107
Total Common Stocks — 13.3%		2,519,851
Total Investments (Cost — $18,845,451) — 100.3%		19,068,192
Liabilities in Excess of Other Assets — (0.3)%		(64,621)

Net Assets — 100.0%		$19,003,571

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$5,262,393	$906,926	[1]	—	$6,169,319	$6,169,319	$45,729		$(157,821)
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,783	$240,374	[1]	—	$276,157	276,157	1,118	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	199	[2]	—
BlackRock Commodity Strategies Fund	98,531	12,071		(9,345)	101,257	745,253	—		(29,729)
BlackRock Emerging Markets Fund, Inc.	54,081	13,516		(3,534)	64,063	1,091,632	—		(18,940)
CoreAlpha Bond Master Portfolio	$239,880	$35,003	[1]	—	$274,883	274,883	2,962		891

See Notes to Financial Statements.

66	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income	Realized Gain (Loss)
International Tilts Master Portfolio	$3,333,398	$632,969	[1]	—	$3,966,367	$3,966,367	$69,082	$(111,420)
iShares MSCI Canada ETF	11,738	1,579		(602)	12,715	311,645	2,489	(5,222)
iShares MSCI EAFE Small-Cap ETF	9,332	2,036		(200)	11,168	538,968	7,346	(907)
Large Cap Index Master Portfolio	$2,261,152	$528,773	[1]	—	$2,789,925	2,789,925	26,615	(4,675)
Master Small Cap Index Series	$327,450	$56,742	[1]	—	$384,192	384,192	3,011	(728)
Total						$16,548,341	$158,551	$(328,551)

[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Current yield as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,000	USD	7,002	Citibank N.A.	7/21/16	$(304)
AUD	1,000	USD	768	HSBC Bank PLC	7/21/16	(23)
AUD	5,000	USD	3,698	HSBC Bank PLC	7/21/16	23
AUD	166,000	USD	122,759	HSBC Bank PLC	7/21/16	771
AUD	2,000	USD	1,479	Morgan Stanley & Co. International PLC	7/21/16	10
AUD	1,000	USD	769	Royal Bank of Scotland PLC	7/21/16	(25)
AUD	8,000	USD	5,817	Royal Bank of Scotland PLC	7/21/16	136
AUD	12,000	USD	8,577	Royal Bank of Scotland PLC	7/21/16	353
AUD	4,000	USD	3,041	UBS AG	7/21/16	(64)
CAD	3,000	USD	2,321	Barclays Bank PLC	7/21/16	(11)
CAD	3,000	USD	2,356	Citibank N.A.	7/21/16	(46)
CAD	3,000	USD	2,335	Citibank N.A.	7/21/16	(24)
CAD	1,000	USD	785	Morgan Stanley & Co. International PLC	7/21/16	(15)
CAD	38,000	USD	29,537	Morgan Stanley & Co. International PLC	7/21/16	(276)
CHF	21,000	USD	21,797	Morgan Stanley & Co. International PLC	7/21/16	(218)
EUR	3,000	USD	3,415	Barclays Bank PLC	7/21/16	(80)
EUR	3,000	USD	3,461	BNP Paribas S.A.	7/21/16	(126)
EUR	8,000	USD	8,978	Morgan Stanley & Co. International PLC	7/21/16	(86)
EUR	3,000	USD	3,354	Morgan Stanley & Co. International PLC	7/21/16	(19)
EUR	14,000	USD	15,586	Morgan Stanley & Co. International PLC	7/21/16	(24)
EUR	25,000	USD	28,190	Morgan Stanley & Co. International PLC	7/21/16	(401)
EUR	19,000	USD	20,939	Morgan Stanley & Co. International PLC	7/21/16	181
EUR	3,000	USD	3,425	Northern Trust Co.	7/21/16	(90)
EUR	4,000	USD	4,511	Northern Trust Co.	7/21/16	(64)
EUR	1,000	USD	1,143	Royal Bank of Scotland PLC	7/21/16	(31)
EUR	10,000	USD	11,338	Royal Bank of Scotland PLC	7/21/16	(222)
EUR	1,000	USD	1,134	Royal Bank of Scotland PLC	7/21/16	(23)
EUR	1,000	USD	1,136	Royal Bank of Scotland PLC	7/21/16	(24)
EUR	1,000	USD	1,142	Royal Bank of Scotland PLC	7/21/16	(30)
GBP	2,000	USD	2,909	Morgan Stanley & Co. International PLC	7/21/16	(236)
GBP	2,000	USD	2,821	Morgan Stanley & Co. International PLC	7/21/16	(147)
GBP	6,000	USD	7,947	Morgan Stanley & Co. International PLC	7/21/16	75
HKD	48,000	USD	6,184	Barclays Bank PLC	7/21/16	4
HKD	684,000	USD	88,263	HSBC Bank PLC	7/21/16	(77)
HKD	88,000	USD	11,344	HSBC Bank PLC	7/21/16	2
HKD	15,000	USD	1,933	Morgan Stanley & Co. International PLC	7/21/16	1
HKD	33,000	USD	4,254	Morgan Stanley & Co. International PLC	7/21/16	—
HKD	148,000	USD	19,079	Morgan Stanley & Co. International PLC	7/21/16	2
HKD	20,000	USD	2,580	Northern Trust Co.	7/21/16	(1)
HKD	30,000	USD	3,865	Royal Bank of Scotland PLC	7/21/16	3
HKD	23,000	USD	2,967	UBS AG	7/21/16	(2)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	67

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	9,000	USD	2,391	BNP Paribas S.A.	7/21/16	$(53)
JPY	332,000	USD	3,078	Barclays Bank PLC	7/21/16	160
JPY	6,383,000	USD	58,151	Citibank N.A.	7/21/16	4,098
JPY	510,000	USD	4,776	Goldman Sachs International	7/21/16	198
JPY	92,000	USD	845	Morgan Stanley & Co. International PLC	7/21/16	52
JPY	501,000	USD	4,706	Morgan Stanley & Co. International PLC	7/21/16	180
JPY	72,000	USD	673	Morgan Stanley & Co. International PLC	7/21/16	29
JPY	379,000	USD	3,475	Morgan Stanley & Co. International PLC	7/21/16	221
JPY	1,326,000	USD	12,179	Morgan Stanley & Co. International PLC	7/21/16	752
JPY	377,000	USD	3,545	Morgan Stanley & Co. International PLC	7/21/16	132
JPY	645,000	USD	6,101	Morgan Stanley & Co. International PLC	7/21/16	189
JPY	237,000	USD	2,242	Morgan Stanley & Co. International PLC	7/21/16	69
JPY	270,000	USD	2,543	Northern Trust Co.	7/21/16	90
JPY	766,000	USD	7,038	Northern Trust Co.	7/21/16	432
JPY	259,000	USD	2,364	Northern Trust Co.	7/21/16	162
JPY	450,000	USD	4,138	Royal Bank of Scotland PLC	7/21/16	250
NZD	3,000	USD	2,063	HSBC Bank PLC	7/21/16	72
PHP	225,000	USD	4,814	BNP Paribas S.A.	7/21/16	(36)
PHP	694,000	USD	14,877	JPMorgan Chase Bank N.A.	7/21/16	(138)
PHP	355,000	USD	7,564	JPMorgan Chase Bank N.A.	7/21/16	(24)
SEK	23,000	USD	2,768	Citibank N.A.	7/21/16	(51)
SEK	4,000	USD	492	Morgan Stanley & Co. International PLC	7/21/16	(19)
SEK	89,000	USD	10,983	Morgan Stanley & Co. International PLC	7/21/16	(472)
SGD	12,000	USD	8,931	Barclays Bank PLC	7/21/16	(16)
SGD	27,000	USD	19,859	Barclays Bank PLC	7/21/16	200
SGD	3,000	USD	2,214	Citibank N.A.	7/21/16	15
SGD	1,000	USD	738	Citibank N.A.	7/21/16	5
SGD	1,000	USD	733	Citibank N.A.	7/21/16	10
SGD	2,000	USD	1,459	Citibank N.A.	7/21/16	27
SGD	1,000	USD	728	Citibank N.A.	7/21/16	15
SGD	5,000	USD	3,641	Citibank N.A.	7/21/16	74
SGD	3,000	USD	2,188	Citibank N.A.	7/21/16	41
SGD	5,000	USD	3,697	HSBC Bank PLC	7/21/16	18
USD	39,452	AUD	54,000	Barclays Bank PLC	7/21/16	(733)
USD	1,449	AUD	2,000	HSBC Bank PLC	7/21/16	(40)
USD	3,654	AUD	5,000	Morgan Stanley & Co. International PLC	7/21/16	(67)
USD	1,449	AUD	2,000	Morgan Stanley & Co. International PLC	7/21/16	(40)
USD	5,221	AUD	7,000	Morgan Stanley & Co. International PLC	7/21/16	12
USD	2,971	AUD	4,000	Northern Trust Co.	7/21/16	(5)
USD	20,200	AUD	28,000	Royal Bank of Scotland PLC	7/21/16	(636)
USD	3,823	CAD	5,000	Morgan Stanley & Co. International PLC	7/21/16	(27)
USD	3,127	CAD	4,000	Royal Bank of Scotland PLC	7/21/16	47
USD	1,120	EUR	1,000	Citibank N.A.	7/21/16	9
USD	4,522	EUR	4,000	HSBC Bank PLC	7/21/16	76
USD	2,250	EUR	2,000	HSBC Bank PLC	7/21/16	27
USD	18,088	EUR	16,000	Morgan Stanley & Co. International PLC	7/21/16	303
USD	1,130	EUR	1,000	Royal Bank of Scotland PLC	7/21/16	19
USD	4,622	EUR	4,000	Royal Bank of Scotland PLC	7/21/16	176
USD	1,443	GBP	1,000	Barclays Bank PLC	7/21/16	106
USD	29,229	GBP	20,000	HSBC Bank PLC	7/21/16	2,490
USD	10,567	GBP	8,000	HSBC Bank PLC	7/21/16	(129)
USD	18,466	GBP	13,000	Morgan Stanley & Co. International PLC	7/21/16	1,085
USD	1,427	GBP	1,000	Morgan Stanley & Co. International PLC	7/21/16	90
USD	5,828	GBP	4,000	Morgan Stanley & Co. International PLC	7/21/16	480
USD	1,448	GBP	1,000	Morgan Stanley & Co. International PLC	7/21/16	111
USD	14,215	GBP	10,000	Morgan Stanley & Co. International PLC	7/21/16	845
USD	22,018	GBP	15,000	Morgan Stanley & Co. International PLC	7/21/16	1,964
USD	3,996	GBP	3,000	Morgan Stanley & Co. International PLC	7/21/16	(15)
USD	8,063	GBP	6,000	Morgan Stanley & Co. International PLC	7/21/16	42
USD	5,378	GBP	4,000	Morgan Stanley & Co. International PLC	7/21/16	30
USD	2,933	GBP	2,000	Northern Trust Co.	7/21/16	259
USD	4,124	HKD	32,000	Citibank N.A.	7/21/16	(2)
USD	5,668	HKD	44,000	Citibank N.A.	7/21/16	(5)
USD	5,925	HKD	46,000	HSBC Bank PLC	7/21/16	(5)

See Notes to Financial Statements.

68	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,965	HKD	23,000	HSBC Bank PLC	7/21/16	—
USD	14,953	HKD	116,000	Morgan Stanley & Co. International PLC	7/21/16	$(2)
USD	7,734	HKD	60,000	Northern Trust Co.	7/21/16	(1)
USD	13,663	HKD	106,000	Northern Trust Co.	7/21/16	(3)
USD	741	JPY	81,000	Barclays Bank PLC	7/21/16	(49)
USD	2,352	JPY	255,000	Barclays Bank PLC	7/21/16	(135)
USD	96,385	JPY	10,455,000	Barclays Bank PLC	7/21/16	(5,575)
USD	1,197	JPY	125,000	Citibank N.A.	7/21/16	(22)
USD	567	JPY	59,000	HSBC Bank PLC	7/21/16	(9)
USD	1,965	JPY	205,000	HSBC Bank PLC	7/21/16	(34)
USD	3,194	JPY	349,000	Morgan Stanley & Co. International PLC	7/21/16	(209)
USD	3,005	JPY	334,000	Morgan Stanley & Co. International PLC	7/21/16	(252)
USD	7,492	JPY	813,000	Morgan Stanley & Co. International PLC	7/21/16	(437)
USD	751	JPY	80,000	Morgan Stanley & Co. International PLC	7/21/16	(29)
USD	925	JPY	99,000	Morgan Stanley & Co. International PLC	7/21/16	(41)
USD	10,518	JPY	1,095,000	Morgan Stanley & Co. International PLC	7/21/16	(161)
USD	4,650	JPY	484,000	Morgan Stanley & Co. International PLC	7/21/16	(71)
USD	1,034	JPY	108,000	Morgan Stanley & Co. International PLC	7/21/16	(19)
USD	246	JPY	25,000	Morgan Stanley & Co. International PLC	7/21/16	2
USD	14,205	JPY	1,540,000	Morgan Stanley & Co. International PLC	7/21/16	(814)
USD	5,544	JPY	572,000	Northern Trust Co.	7/21/16	(34)
USD	961	JPY	103,000	Royal Bank of Scotland PLC	7/21/16	(44)
USD	6,963	JPY	743,000	Royal Bank of Scotland PLC	7/21/16	(283)
USD	13,101	NOK	108,000	HSBC Bank PLC	7/21/16	195
USD	610	NOK	5,000	Morgan Stanley & Co. International PLC	7/21/16	12
USD	3,297	PHP	155,000	Bank of America N.A.	7/21/16	5
USD	24,150	PHP	1,119,000	JPMorgan Chase Bank N.A.	7/21/16	386
USD	2,252	SEK	18,000	Barclays Bank PLC	7/21/16	126
USD	1,374	SEK	11,000	HSBC Bank PLC	7/21/16	75
Total						$4,598

Derivative Instruments Categorized by Rick Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$18,024	—	—	$18,024
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$13,426	—	—	$13,426
For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts		—	—	—	$1,544	—	—	$1,544
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts		—	—	—	$5,297	—	—	$5,297

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$499,018
Average amounts sold — in USD	$648,492

For more information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	69

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$18,024	$13,426

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$18,024	$13,426

Derivatives not subject to a master netting or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$18,024	$13,426

The following table presents the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the LifePath Master Portfolio:

	Derivative Assets subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral received	Cash Collateral received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$5	—	—	—	$5
Barclays Bank PLC	596	$(596)	—	—	—
Citibank N.A.	4,294	(454)	—	—	3,840
Goldman Sachs International	198	—	—	—	198
HSBC Bank PLC	3,749	(317)	—	—	3,432
JPMorgan Chase Bank N.A.	386	(162)	—	—	224
Morgan Stanley & Co. International PLC	6,869	(4,097)	—	—	2,772
Northern Trust Co.	943	(198)	—	—	745
Royal Bank of Scotland PLC	984	(984)	—	—	—

Total	$18,024	$(6,808)	—	—	$11,216

	Derivative Liabilities subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral pledged	Cash Collateral pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	6,599	(596)	—	—	$6,003
BNP Paribas S.A.	215	—	—	—	215
Citibank N.A.	454	(454)	—	—	—
HSBC Bank PLC	317	(317)	—	—	—
JPMorgan Chase Bank N.A.	162	(162)	—	—	—
Morgan Stanley & Co. International PLC	4,097	(4,097)	—	—	—
Northern Trust Co.	198	(198)	—	—	—
Royal Bank of Scotland PLC	1,318	(984)	—	—	334
UBS AG	66	—	—	—	66

Total	$13,426	$(6,808)	—	—	$6,618

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies
Equity Funds	$2,687,498	$13,309,803	—	$15,997,301
Fixed Income Funds	—	274,883	—	274,883
Short-Term Securities	276,157	—	—	276,157
Long-Term Investments:
Common Stocks
Hotels, Restaurants & Leisure	11,468	—	—	11,468
Real Estate Investment Trusts (REITs)	1,490,565	620,711	—	2,111,276
Real Estate Management & Development	31,556	365,551	—	397,107

Total	$4,497,244	$14,570,948	—	$19,068,192

See Notes to Financial Statements.

70	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$18,024	—	$18,024
Liabilities:
Forward foreign currency contracts	—	(13,426)	—	(13,426)

Total	—	$4,598	—	$4,598

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, foreign currency at value of $23,552 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	71

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2016 (Unaudited)	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio

Assets
Investments at value — unaffiliated[1]	$3,565,591	$5,609,619	$4,827,161	$2,519,851
Investments at value — affiliated[2,3]	64,241,074	52,501,328	32,327,977	16,548,341
Foreign currency at value[4]	29,210	44,416	38,584	23,552
Receivables:
Contributions from investors	220,333	—	65,693	—
Investments sold — unaffiliated	55,973	150,149	149,755	87,229
Investments sold — affiliated	—	380,203	47,231	33,000
Dividends — unaffiliated	12,727	20,235	17,417	9,041
Dividends — affiliated	99	145	116	65
From the Manager	8,817	9,089	9,883	10,592
Securities lending income — affiliated	215	27	—	—
Unrealized appreciation on forward foreign currency exchange contracts	23,524	40,162	33,461	18,024

Total assets	68,157,563	58,755,373	37,517,278	19,249,695

Liabilities
Collateral on securities loaned at value	2,500	—	—	—
Payables:
Investments purchased — affiliated	231,667	255,277	215,917	88,723
Investments purchased — affiliated	119,400	190,671	165,285	104,242
Professional fees	11,114	10,549	10,504	10,409
Independent Trustees’ fees	208	129	67	—
Withdrawals to investors	—	198,742	—	29,324
Unrealized depreciation on forward foreign currency exchange contracts	18,225	32,333	26,883	13,426

Total liabilities	383,114	687,701	418,656	246,124

Net Assets	$67,774,449	$58,067,672	$37,098,622	$19,003,571

Net Assets Consist of
Investors’ capital	$67,115,700	$57,558,773	$36,809,588	$18,776,288
Net unrealized appreciation (depreciation)	658,749	508,899	289,034	227,283

Net Assets	$67,774,449	$58,067,672	$37,098,622	$19,003,571

[1] Investments at cost — unaffiliated	$3,368,383	$5,295,083	$4,562,333	$2,382,830
[2] Investments at cost — affiliated	$63,784,779	$52,314,735	$32,310,295	$16,462,621
[3] Securities loaned at value	$2,451	—	—	—
[4] Foreign currency at cost	$29,207	$44,432	$38,582	$23,564

See Notes to Financial Statements.

72	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Operations	Master Investment Portfolio

Six Months Ended June 30, 2016 (Unaudited)	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio

Investment Income
Dividends — unaffiliated	$56,938	$91,530	$76,799	$38,603
Dividends — affiliated	23,310	24,967	19,679	10,119
Securities lending — affiliated — net	1,830	1,369	1,757	1,033
Foreign taxes withheld	(1,000)	(1,491)	(1,291)	(715)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends	380,707	432,751	315,769	153,381
Interest	299,738	132,336	19,302	6,198
Expenses	(74,259)	(61,733)	(37,082)	(19,230)
Fees waived	18,800	18,601	12,745	7,050

Total income	706,064	638,330	407,678	196,439

Expenses
Investment advisory	112,183	96,637	60,740	29,364
Professional	9,825	9,273	9,195	9,173
Independent Trustees	4,909	4,766	4,545	4,232

Total expenses	126,917	110,676	74,480	42,769
Less fees waived by the Manager	(110,934)	(96,907)	(65,825)	(38,588)

Total expenses after fees waived	15,983	13,769	8,655	4,181

Net investment income	690,081	624,561	399,023	192,258

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	50,767	83,288	65,339	30,286
Investments — affiliated	(280,618)	(389,849)	(192,729)	(54,798)
Foreign currency transactions	1,202	(473)	(130)	(86)
Allocation from the applicable Underlying Master Portfolios from investments, financial futures contracts, swaps and foreign currency transactions	(597,489)	(706,808)	(525,784)	(273,753)

	(826,138)	(1,013,842)	(653,304)	(298,351)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	160,630	253,136	213,690	113,421
Investments — affiliated	1,125,973	1,078,053	673,764	296,318
Foreign currency translations	6,470	9,690	8,110	5,337
Allocation from the applicable Underlying Master Portfolios from investments, financial futures contracts, swaps and foreign currency translations	1,262,835	817,135	414,071	233,920

	2,555,908	2,158,014	1,309,635	648,996

Net realized and unrealized gain	1,729,770	1,144,172	656,331	350,645

Net Increase in Net Assets Resulting from Operations	$2,419,851	$1,768,733	$1,055,354	$542,903

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	73

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath 2025 Master Portfolio		LifePath 2035 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$690,081	$1,367,277	$624,561	$1,187,387
Net realized gain (loss)	(826,138)	2,037,290	(1,013,842)	1,956,660
Net change in unrealized appreciation (depreciation)	2,555,908	(4,552,702)	2,158,014	(4,209,460)

Net increase (decrease) in net assets resulting from operations	2,419,851	(1,148,135)	1,768,733	(1,065,413)

Capital Transactions
Proceeds from contributions	9,313,608	34,846,434	10,261,802	22,992,558
Value of withdrawals	(9,064,432)	(32,667,282)	(10,062,832)	(21,589,751)

Net increase in net assets derived from capital transactions	249,176	2,179,152	198,970	1,402,807

Net Assets
Total increase in net assets	2,669,027	1,031,017	1,967,703	337,394
Beginning of period	65,105,422	64,074,405	56,099,969	55,762,575

End of period	$67,774,449	$65,105,422	$58,067,672	$56,099,969

	LifePath 2045 Master Portfolio		LifePath 2055 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$399,023	$712,571	$192,258	$297,359
Net realized gain (loss)	(653,304)	1,288,414	(298,351)	473,277
Net change in unrealized appreciation (depreciation)	1,309,635	(2,672,638)	648,996	(1,105,267)

Net increase (decrease) in net assets resulting from operations	1,055,354	(671,653)	542,903	(334,631)

Capital Transactions
Proceeds from contributions	6,837,493	15,353,680	4,739,061	9,297,038
Value of withdrawals	(5,310,995)	(14,907,021)	(2,128,703)	(6,168,994)

Net increase in net assets derived from capital transactions	1,526,498	446,659	2,610,358	3,128,044

Net Assets
Total increase (decrease) in net assets	2,581,852	(224,994)	3,153,261	2,793,413
Beginning of period	34,516,770	34,741,764	15,850,310	13,056,897

End of period	$37,098,622	$34,516,770	$19,003,571	$15,850,310

See Notes to Financial Statements.

74	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	Master Investment Portfolio

	LifePath 2025 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Total Return
Total return	3.92%	[1]	(1.50)%		5.73%		12.34%		12.57%		0.99%

Ratios to Average Net Assets
Total expenses	0.57%	[2,3,4,5]	0.57%	[3,4,5]	0.58%	[6,7,8]	0.61%	[6,7,8]	0.69%	[9,10,11]	1.07%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.22%	[2,3,4,5]	0.23%	[3,4,5]	0.22%	[6,7,8]	0.25%	[6,7,8]	0.26%	[9,10,11]	0.24%	[9,10,11]

Net investment income[12]	2.15%	[2,3,4,5]	1.98%	[3,4,5]	2.05%	[6,7,8]	2.11%	[6,7,8]	2.32%	[9,10,11]	2.62%	[9,10,11]

Supplemental Data
Net assets, end of period (000)	$ 67,774		$ 65,105		$ 64,074		$ 58,662		$ 34,044		$ 12,178

Portfolio turnover rate	18%	[13]	51%	[13]	50%	[14]	30%	[14]	4%	[15]	24%	[15]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.06% for the six months ended June 30, 2016 and 0.05% for the year ended December 31, 2015, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for the six months ended June 30, 2016, and 0.13% for the year ended December 31, 2015, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.05% and 0.04% for the years ended December 31, 2014 and December 31, 2013, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% and 0.10% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.04% and 0.03% for the years ended December 31, 2012 and December 31, 2011, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% and 0.12% for the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and Large Cap Index Master Portfolio. For the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by LifePath Master Portfolio.

[13]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[15]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% and 58% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	75

Financial Highlights	Master Investment Portfolio

	LifePath 2035 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Total Return
Total return	3.19%	[1]	(1.65)%		6.01%		15.83%		14.35%		(0.82)%

Ratios to Average Net Assets
Total expenses	0.56%	[2,3,4,5]	0.57%	[3,4,5]	0.58%	[6,7,8]	0.63%	[6,7,8]	0.76%	[9,10,11]	1.34%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.21%	[2,3,4,5]	0.20%	[3,4,5]	0.20%	[6,7,8]	0.25%	[6,7,8]	0.25%	[9,10,11]	0.22%	[9,10,11]

Net investment income[12]	2.26%	[2,3,4,5]	2.02%	[3,4,5]	2.06%	[6,7,8]	2.29%	[6,7,8]	2.42%	[9,10,11]	2.50%	[9,10,11]

Supplemental Data
Net assets, end of period (000)	$ 58,068		$ 56,100		$ 55,763		$ 45,363		$ 25,732		$ 7,426

Portfolio turnover rate	24%	[13]	44%	[13]	54%	[14]	39%	[14]	4%	[15]	21%	[15]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.07% for the six months ended June 30, 2016 and 0.05% for the year ended December 31, 2015, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12% for the six months ended June 30, 2016, and 0.16% for the year ended December 31, 2015, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% and 0.05% for the years ended December 31, 2014 and December 31, 2013, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% and 0.11% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.05% and 0.04% for the years ended December 31, 2012 and December 31, 2011, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% and 0.14% for the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and Large Cap Index Master Portfolio. For the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by LifePath Master Portfolio.

[13]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[15]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% and 47% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

76	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	Master Investment Portfolio

	LifePath 2045 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Total Return
Total return	2.89%	[1]	(1.87)%		6.16%		18.99%		15.84%		(1.96)%

Ratios to Average Net Assets
Total expenses	0.57%	[2,3,4,5]	0.59%	[3,4,5]	0.61%	[6,7,8]	0.70%	[6,7,8]	1.01%	[9,10,11]	2.58%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.19%	[2,3,4,5]	0.17%	[3,4,5]	0.19%	[6,7,8]	0.24%	[6,7,8]	0.24%	[9,10,11]	0.20%	[9,10,11]

Net investment income[12]	2.30%	[2,3,4,5]	2.02%	[3,4,5]	2.08%	[6,7,8]	2.47%	[6,7,8]	2.54%	[9,10,11]	2.43%	[9,10,11]

Supplemental Data
Net assets, end of period (000)	$ 37,099		$ 34,517		$ 34,742		$ 25,479		$ 12,178		$ 3,249

Portfolio turnover rate	24%	[13]	50%	[13]	54%	[14]	38%	[14]	4%	[15]	35%	[15]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.07% for the six months ended June 30, 2016 and 0.06% for the year ended December 31, 2015, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.14% for the six months ended June 30, 2016, and 0.18% for the year ended December 31, 2015, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% and 0.05% for the years ended December 31, 2014 and December 31, 2013, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16% and 0.11% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% and 0.03% for the years ended December 31, 2012 and December 31, 2011, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% and 0.16% for the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and Large Cap Index Master Portfolio. For the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by LifePath Master Portfolio.

[13]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[15]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% and 71% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	77

Financial Highlights	Master Investment Portfolio

	LifePath 2055 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Total Return
Total return	2.74%	[1]	(2.02)%		6.40%		21.49%		16.96%		(3.52)%

Ratios to Average Net Assets
Total expenses	0.65%	[2,3,4,5]	0.72%	[3,4,5]	0.76%	[6,7,8]	1.01%	[6,7,8]	2.41%	[9,10,11]	14.66%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.20%	[2,3,4,5]	0.17%	[3,4,5]	0.17%	[6,7,8]	0.24%	[6,7,8]	0.25%	[9,10,11]	0.19%	[9,10,11]

Net investment income[13]	2.29%	[2,3,4,5]	2.03%	[3,4,5]	2.06%	[6,7,8]	2.65%	[6,7,8]	2.66%	[9,10,11]	2.30%	[9,10,11]

Supplemental Data
Net assets, end of period (000)	$ 19,004		$ 15,850		$ 13,057		$ 8,978		$ 3,775		$ 494

Portfolio turnover rate	19%	[13]	49%	[13]	48%	[14]	67%	[14]	7%	[15]	51%	[15]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.08% and 0.07% for the period ended June 30, 2016 and the year ended December 31, 2015.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.14% and 0.18% for the period ended June 30, 2016 and the year ended December 31, 2015, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.07% and 0.06% for the years ended December 31, 2014 and December 31, 2013, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18% and 0.12% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds

[10]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.07% and 0.06% for the years ended December 31, 2012 and December 31, 2011, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% and 0.17% for the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Master Portfolio.

[13]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[15]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% and 95% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

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Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to four series of MIP: LifePath® 2025 Master Portfolio, LifePath® 2035 Master Portfolio, LifePath® 2045 Master Portfolio and LifePath® 2055 Master Portfolio (each, a “LifePath Master Portfolio” and together, the “LifePath Master Portfolios”).

As of period end, the investment of LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio and LifePath 2055 Master Portfolio in the Active Stock Master Portfolio represented 25.1%, 27.1% and 32.5%, respectively, of net assets. The investment of LifePath 2025 Master Portfolio in CoreAlpha Bond Master Portfolio represented 33.4% of net assets. As such, financial statements of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Master Portfolio’s financial statements. Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

The LifePath Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Master Portfolios. The LifePath Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Master Portfolio’s investment in each of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that master portfolio. As of period end, the LifePath Master Portfolios held interests in these Underlying Master Portfolios as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Large Cap Index Master Portfolio	Master Small Cap Index Series
LifePath 2025 Master Portfolio	3.37%	2.65%	3.03%	0.21%	0.38%
LifePath 2035 Master Portfolio	3.38%	1.12%	3.49%	0.30%	0.24%
LifePath 2045 Master Portfolio	2.33%	0.12%	2.65%	0.23%	0.15%
LifePath 2055 Master Portfolio	1.43%	0.03%	1.39%	0.09%	0.08%

The LifePath Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each LifePath Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each LifePath Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each LifePath Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a LifePath Master Portfolio enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a LifePath Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the LifePath Master Portfolios may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is

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Notes to Financial Statements (continued)	Master Investment Portfolio

recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records its proportionate share of the income, expenses and realized and unrealized gains and losses of the Underlying Master Portfolios in which it invests on a daily basis.

Indemnifications: In the normal course of business, a LifePath Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Master Portfolio are charged to that LifePath Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The LifePath Master Portfolios have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the LifePath Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each LifePath Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the LifePath Master Portfolios’ net assets. Each business day, the LifePath Master Portfolios use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•

The market value of the LifePath Master Portfolios’s investments in the Underlying Funds is based on the published net asset value (“NAV”) of each Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Master Portfolio might reasonably expect to receive or pay from the

80	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (continued)	Master Investment Portfolio

current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each LifePath Master Portfolio’s investments and derivative financial instruments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: Certain LifePath Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Master Portfolios is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Master Portfolio and any additional required collateral is delivered to the LifePath Master Portfolio, or excess collateral returned by the LifePath Master Portfolio, on the next business day. During the term of the loan, the LifePath Master Portfolios are entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the LifePath Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and a LifePath Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (continued)	Master Investment Portfolio

As of period end, the following table is a summary of the LifePath 2025 Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$2,451	$(2,451)	—

[1]

Collateral with a value of $2,500 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The LifePath Master Portfolios engage in various portfolio investment strategies using derivative contracts both to increase the returns of the LifePath Master Portfolios and/or to manage their exposure to certain risks such as interest rate risk and foreign currency exchange rate risk. Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Forward Foreign Currency Exchange Contracts: Certain LifePath Master Portfolios enter into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the LifePath Master Portfolios are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the LifePath Master Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each LifePath Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each LifePath Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the LifePath Master Portfolios’ net assets decline by a stated percentage or the LifePath Master Portfolios fail to meet the terms of their ISDA Master Agreements. The result would cause the LifePath Master Portfolios to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the LifePath Master Portfolios and the counterparty.

Cash collateral that has been pledged to cover obligations of the LifePath Master Portfolios and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the LifePath Master Portfolio, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the LifePath Master Portfolios. Any additional required collateral is delivered to/pledged by the LifePath Master Portfolios on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A LifePath Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts

82	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (continued)	Master Investment Portfolio

due to the LifePath Master Portfolios from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the LifePath Master Portfolios have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory

MIP, on behalf of the LifePath Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Master Portfolios’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Master Portfolio.

For such services, each LifePath Master Portfolio pays BFA a monthly fee, which is determined by calculating a percentage of each LifePath Master Portfolios’s average daily net assets based on the annual rate of 0.35%.

MIP, with respect to the LifePath Master Portfolios, entered into a sub-advisory agreement with BlackRock International Limited (“BIL) and BlackRock (Singapore) Limited (“BRS”), affiliates of the Manager. The Manager pays BIL and BRS, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the LifePath Master Portfolio to the Manager.

MIP, on behalf of the LifePath Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Master Portfolios.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administration service to the LifePath Master Portfolios, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

Expense Limitations and Waivers

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Master Portfolios. BFA has also contractually agreed to reimburse the LifePath Master Portfolios or provide an offsetting credit against the investment advisory fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2026. For the six months ended June 30, 2016, the amounts waived are included in fees waived by the Manager in the Statements of Operations as follows:

	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Amount waived	$14,734	$14,039	$13,741	$13,405

BFA, with respect to each LifePath Master Portfolio, has contractually agreed to waive 0.30% of its advisory fees through April 30, 2017. For the six months ended June 30, 2016, the amounts waived are included in fees waived by the Manager in the Statements of Operations as follows:

	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Amount waived	$96,157	$82,832	$52,061	$25,170

The Manager, with respect to each LifePath Master Portfolio, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of

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Notes to Financial Statements (continued)	Master Investment Portfolio

investment advisory fees paid in connection with the LifePath Master Portfolios’ investments in other affiliated investment companies, if any. For the six months ended June 30, 2016, the amounts waived are included in fees waived by the Manager in the Statements of Operations as follows:

	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Amount waived	$43	$36	$24	$13

Securities Lending

The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Master Portfolios bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Master Portfolio is shown as securities lending — affiliated – net in the Statements of Operations. For the six months ended June 30, 2016, each LifePath Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
$456	$341	$438	$258

Each LifePath Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income — affiliated in the Statements of Operations.

Officers and Trustees

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions

The LifePath Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2016, the purchase and sale transactions which resulted in net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Sales	Net Realized Gain
LifePath 2025 Master Portfolio	$17,489	$1,305
LifePath 2035 Master Portfolio	$27,983	$2,136
LifePath 2045 Master Portfolio	$23,611	$1,805
LifePath 2055 Master Portfolio	$11,368	$868

7. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios, excluding short-term securities, were as follows:

	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Purchases	$11,635,702	$13,695,615	$9,864,457	$5,761,195
Sales	$11,462,915	$13,324,355	$8,331,362	$3,164,716

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Notes to Financial Statements (continued)	Master Investment Portfolio

8. Income Tax Information:

Each LifePath Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the LifePath Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Master Portfolios. Therefore, no federal income tax provision is required. It is intended that the LifePath Master Portfolios’ assets will be managed so an investor in the LifePath Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on each LifePath Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Master Portfolios as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the LifePath Master Portfolios’ financial statements.

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Tax cost	$66,678,990	$57,274,677	$36,729,913	$18,802,563

Gross unrealized appreciation	$2,702,926	$1,940,589	$1,165,779	$599,078
Gross unrealized depreciation	(1,575,251)	(1,104,319)	(740,554)	(333,449)

Net unrealized depreciation	$1,127,675	$836,270	$425,225	$265,629

9. Bank Borrowings:

MIP, on behalf of the LifePath Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the LifePath Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Master Portfolios, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months June 30, 2016, the LifePath Master Portfolios did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the LifePath Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the LifePath Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the LifePath Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the LifePath Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Master Portfolios.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

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Notes to Financial Statements (concluded)	Master Investment Portfolio

The LifePath Master Portfolios’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such LifePath Master Portfolio.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

86	BLACKROCK FUNDS III	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of LifePath 2025 Master Portfolio, LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio and LifePath 2055 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager”), the Master Fund’s investment advisor. The Board of Trustees of the Master Fund also considered the approval of the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to each Master Portfolio (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BSL,” and together with BIL, the “Sub-Advisors”) with respect to each Master Portfolio (the “BSL Sub-Advisory Agreement,” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). Each of BlackRock LifePath 2025 Fund, BlackRock LifePath 2035 Fund, BlackRock LifePath 2045 Fund and BlackRock LifePath 2055 Fund (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to each Master Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds as determined by Broadridge1 and the applicable Morningstar Classification; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; and (g) sales and redemption data regarding each Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund with respect to each Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Master Portfolio and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Master Portfolio, each for a one-year term ending June 30, 2017. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the relevant Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolios and the Portfolios. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

88	BLACKROCK FUNDS III	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to other funds in its applicable Broadridge category and the applicable Morningstar Classification. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

BlackRock believes that the Morningstar Performance Universe is an appropriate performance metric for each of the Portfolios.

The Board noted that for the one-, three- and five-year periods reported, each of BlackRock LifePath 2035 Fund, BlackRock LifePath 2045 Fund and BlackRock LifePath 2055 Fund ranked in the third, fourth and fourth quartiles, respectively, against its respective Morningstar Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the underperformance of these Portfolios during these periods. The Board was informed that, among other things, asset allocation was the primary driver of underperformance. Given each Portfolio’s relatively more conservative glidepath, performance has lagged somewhat given the substantial rally of equity and equity-like asset classes over the last five years.

The Board also noted that for each of the one-, three- and five-year periods reported, BlackRock LifePath 2025 Fund ranked in the fourth quartile against its Morningstar Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the Portfolio’s underperformance during these periods. The Board was informed that, among other things, asset allocation was the primary driver of underperformance. Given the Portfolio’s relatively more conservative glidepath, performance has lagged somewhat given the substantial rally of equity and equity-like asset classes over the last five years.

The Board and BlackRock discussed BlackRock’s strategy for improving the investment performance of each Master Portfolio/Portfolio. Discussions covered topics, for each Master Portfolio and Portfolio, as applicable, such as: investment risks undertaken; performance attribution; investment personnel; and the resources appropriate to support the investment processes. The Board and BlackRock also discussed BlackRock’s strategy for the LifePath Fund suite, including the glidepath.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with the other funds in the corresponding Portfolio’s Broadridge category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of other funds in the corresponding Fund’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee

BLACKROCK FUNDS III	JUNE 30, 2016	89

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to each Master Portfolio or Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.

The Board also noted that with respect to each of LifePath 2035 Master Portfolio and LifePath 2045 Master Portfolio, the respective Master Portfolio’s contractual advisory fee rate ranked third out of three funds, and the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked second out of three funds and in the first quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that, with respect to each of LifePath 2025 Master Portfolio and LifePath 2055 Master Portfolio, the respective Master Portfolio’s contractual advisory fee rate ranked third out of three funds, and the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked second out of three funds and in the second quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that, with respect to each Master Portfolio, BlackRock proposed, and the Board agreed to, a contractual advisory fee waiver at the Master Portfolio level. The waivers were implemented on November 30, 2015. The Board also noted that with respect to each Portfolio, BlackRock proposed, and the Board agreed to, a contractual reduction of the Portfolio’s administration fee. This administration fee reduction was implemented on November 30, 2015. Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

90	BLACKROCK FUNDS III	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the (i) Advisory Agreement between the Manager and the Master Fund with respect to each Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Master Portfolio and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Master Portfolio, each for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS III	JUNE 30, 2016	91

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Barbara G. Novick, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust/MIP.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Advisers BlackRock International Limited Edinburgh, United Kingdom BlackRock (Singapore) Limited Singapore 079912 Singapore	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

Administrator BlackRock Advisors, LLC Wilmington, DE 19809

92	BLACKROCK FUNDS III	JUNE 30, 2016

Additional Information

Proxy Results

BlackRock Funds III

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	61,938,311,360	43,835,788
Susan J. Carter	61,780,259,925	201,887,223
Collette Chilton	61,948,124,716	34,022,432
Neil A. Cotty	61,775,834,676	206,312,472
Matina S. Horner	61,940,727,663	41,419,485
Rodney D. Johnson	61,941,649,924	40,497,224
Cynthia A. Montgomery	61,943,332,673	38,814,475
Joseph P. Platt	61,944,232,208	37,914,940
Robert C. Robb, Jr.	61,944,234,953	37,912,195
Mark Stalnecker	61,943,725,951	38,421,197
Kenneth L. Urish	61,944,152,210	37,994,938
Claire A. Walton	61,784,560,644	197,586,504
Frederick W. Winter	61,939,767,717	42,379,431
Barbara G. Novick	61,947,782,498	34,364,650
John M. Perlowski	61,944,381,941	37,765,207

*	Denotes Trust-wide proposal and voting results.

Master Investment Portfolio

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of MIP.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	93,744,625,170	102,294,210
Susan J. Carter	93,564,604,497	282,314,883
Collette Chilton	93,778,667,881	68,251,499
Neil A. Cotty	93,524,182,594	322,736,786
Matina S. Horner	93,744,748,738	102,170,642
Rodney D. Johnson	93,743,366,844	103,552,536
Cynthia A. Montgomery	93,738,956,489	107,962,891
Joseph P. Platt	93,750,384,350	96,535,030
Robert C. Robb, Jr.	93,749,078,613	97,840,767
Mark Stalnecker	93,668,711,867	178,207,513
Kenneth L. Urish	93,694,700,012	152,219,368
Claire A. Walton	93,569,519,963	277,399,417
Frederick W. Winter	93,699,601,190	147,318,190
Barbara G. Novick	93,778,480,450	68,438,930
John M. Perlowski	93,744,975,345	101,944,035

*	Denotes MIP-wide proposal and voting results.

BLACKROCK FUNDS III	JUNE 30, 2016	93

Additional Information (continued)

General Information

Householding

The LifePath Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Funds/LifePath Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Funds’/LifePath Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Funds’/LifePath Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Funds/LifePath Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each LifePath Fund/LifePath Master Portfolio voted proxies relating to securities held in each LifePath Fund’s/LifePath Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

94	BLACKROCK FUNDS III	JUNE 30, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	JUNE 30, 2016	95

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Fund unless preceded or accompanied by that LifePath Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPincre-6/16-SAR

JUNE 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock LifePath® Retirement Fund
➢	BlackRock LifePath® 2020 Fund
➢	BlackRock LifePath® 2030 Fund
➢	BlackRock LifePath® 2040 Fund
➢	BlackRock LifePath® 2050 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS III	JUNE 30, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape long term drove investors to high quality assets, pushing already-low global yields to even lower levels.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.84%	3.99%
U.S. small cap equities (Russell 2000® Index)	2.22	(6.73)
International equities (MSCI Europe, Australasia, Far East Index)	(4.42)	(10.16)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.05)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.15	0.19
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	7.95	9.49
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	5.31	6.00
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.35	7.80
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.06	1.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2016	BlackRock LifePath Funds

Portfolio Management Commentary

How did each Fund perform?

•	Each of the LifePath Funds with target dates of 2020, 2030, 2040 and 2050 and BlackRock LifePath Retirement Fund (altogether, the “LifePath Funds”) invests in its respective LifePath Master Portfolio.

•

For the six-month period ended June 30, 2016, the LifePath Funds underperformed their respective custom benchmark across various LifePath Fund target dates. The returns for the LifePath Funds include Fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

•

The underperformance of Active Stock Master Portfolio was the largest detractor from performance relative to the benchmark. An allocation to Master Large Cap Growth Portfolio drove the largest proportion of the underperformance, due to the Master Large Cap Growth Portfolio’s negative sector selection within industrials. In addition, an underweight to stability/bond proxies detracted from performance, especially telecommunication services and REITs, which significantly outperformed as investors flocked to safety.

•

International Tilts Master Portfolio also detracted from performance during the period. This investment strategy started 2016 with a pro-growth stance, with the investment advisor’s proprietary signals indicating positive economic conditions. Given the dramatic fall in markets in the first week of the year, this detracted from performance. In April, the main cause of negative performance was the sharp rotation in momentum, as expressed by the rally in materials and energy. An overweight in Italy also subtracted from returns. At the end of the second quarter, the strategy experienced losses concentrated around Brexit (United Kingdom’s vote to leave the European Union) market moves.

•

BlackRock Commodity Strategies Fund was the main positive contributor to relative performance. The first half of 2016 represented another period of exceptional volatility for the commodities market as well as natural resource equities. In the natural resource equities portion of the strategy, the mining and precious metals strategies contributed positively to

BlackRock Commodity Strategies Fund’s performance. Year to date in 2016, gold bullion and gold equities have rallied strongly. Despite heightened levels of yield curve risk volatility, commodity futures’ curve strategies outperformed the market in the first six months of the year. Also during the first half, the curve strategy in the energy sector outperformed as the global supply glut in crude oil markets did not show signs of abating, and a warmer-than-average winter in the United States negatively impacted natural gas prices. Midway through the period, curve strategies benefited from weakening time spreads (reflects a steepening of the slope of the futures curve, which benefits the strategy as there are farther-dated futures compared to the benchmark futures contracts). However, as time spreads extended to extreme positions, some of the positive outperformance was lost as time spreads strengthened.

•

BlackRock Emerging Markets Fund, Inc.’s outperformance was driven by stock selection across countries and sectors. China continues to be one of the largest contributors given a shift away from macroeconomically-sensitive financials at the beginning of the year. Technology names within the country also made strong gains as MSCI announced full inclusion of American Depositary Receipts within their indices, bringing information technology to a 31% weight in the MSCI China Index.

Describe recent portfolio activity.

•

Each LifePath Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Funds were rebalanced in accordance with their updated strategic allocations, and daily cash flows were allocated to the underlying funds and instruments as appropriate. The dynamic signal, which assesses more recent volatility and valuations, was activated during the period and had a slightly positive impact on relative performance.

Describe portfolio positioning at period end.

•	At period end, each of the LifePath Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Fund will change over time according to a strategic “glide path” as each LifePath Fund approaches its respective target date. The glide path represents the shifting of asset classes over time, as well as potential adjustments. Each LifePath Fund’s asset mix becomes more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Fund, which may be a primary source of income after retirement. As each LifePath Fund approaches its target date, its asset allocation will shift so that it invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock Fund Advisors (“BFA” or the “Manager”) investment professionals. The investment committee, including the portfolio managers and other investment professionals meets regularly to assess market conditions, review the asset allocation targets of each LifePath Fund, and determine whether any changes are required to enable each LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA investment professionals may periodically adjust the proportion of equity funds, securities and related derivatives and fixed income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement.

BLACKROCK FUNDS III	JUNE 30, 2016	5

BlackRock LifePath Retirement Fund

Investment Objective

The investment objective of BlackRock LifePath® Retirement Fund (“LifePath Retirement Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Retirement Fund will be broadly diversified across global asset classes.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath Retirement Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Fund’s custom benchmark consists of the following:

Period	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index[3]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/05 to 6/30/06	58.5%	5.1%	1.3%	N/A	N/A	N/A	9.2%	N/A	N/A	3.6%	20.5%	1.8%
7/01/06 to 6/30/07	52.2	9.9	2.8	N/A	N/A	N/A	10.2	N/A	N/A	3.6	19.5	1.8
7/01/07 to 6/30/08	52.8	9.2	2.7	N/A	N/A	11.0%	N/A	N/A	N/A	3.7	18.8	1.8
7/01/08 to 6/30/09	53.0	9.0	N/A	N/A	2.0%	11.3	N/A	N/A	N/A	4.5	18.1	2.1
7/01/09 to 6/30/10	52.9	9.1	N/A	N/A	1.5	10.7	N/A	N/A	N/A	4.9	18.7	2.2
7/01/10 to 6/30/11	53.0	9.1	N/A	N/A	0.9	10.9	N/A	N/A	N/A	4.9	19.1	2.1
7/01/11 to 6/30/12	52.9	9.0	N/A	N/A	0.5	11.7	N/A	19.8%	3.9%	0.4	1.6	0.2
7/01/12 to 6/30/13	52.9	9.1	N/A	2.8%	0.2	10.5	N/A	20.3	4.2	N/A	N/A	N/A
7/01/13 to 6/30/14	52.9	9.1	N/A	3.8	N/A	10.0	N/A	19.6	4.6	N/A	N/A	N/A
7/01/14 to 6/30/15	51.9	8.9	N/A	3.8	0.4	10.6	N/A	20.5	3.9	N/A	N/A	N/A
7/01/15 to 6/30/16	51.2	8.7	N/A	3.7	0.5	11.1	N/A	20.8	3.7	N/A	N/A	N/A

[3]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

6	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath Retirement Fund

Performance Summary for the Period Ended June 30, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.35%	1.91%	N/A	4.41%	N/A	4.74%	N/A
Investor A	4.12 [2]	1.51	(3.82)%	4.13	3.01%	4.47	3.90%
Investor C	3.79	0.72	(0.25)	3.34	3.34	3.64	3.64
Class K	4.50	2.10	N/A	4.76	N/A	5.05	N/A
Class R	4.11	1.31	N/A	3.87	N/A	4.17	N/A
LifePath Retirement Fund Custom Benchmark	4.67	2.41	N/A	4.79	N/A	5.32	N/A
Barclays U.S. Aggregate Bond Index	5.31	6.00	N/A	3.76	N/A	5.13	N/A
Barclays U.S. TIPS Index	6.24	4.35	N/A	2.63	N/A	4.75	N/A
Bloomberg Commodity Index	13.25	(13.32)	N/A	(5.59)	N/A	(10.82)	N/A
FTSE EPRA/NAREIT Developed Index	5.48	0.78	N/A	4.52	N/A	2.84	N/A
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	N/A	0.39	N/A	2.16	N/A
Russell 1000® Index	3.74	2.93	N/A	11.88	N/A	7.51	N/A
Russell 2000® Index	2.22	(6.73)	N/A	8.35	N/A	6.20	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

[2]

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS III	JUNE 30, 2016	7

BlackRock LifePath 2020 Fund

Investment Objective

The investment objective of BlackRock LifePath® 2020 Fund (“LifePath 2020 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath 2020 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Fund’s custom benchmark consists of the following:

Period	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index[3]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/05 to 6/30/06	58.5%	5.1%	1.3%	N/A	N/A	N/A	9.2%	N/A	N/A	3.6%	20.5%	1.8%
7/01/06 to 6/30/07	52.2	9.9	2.8	N/A	N/A	N/A	10.2	N/A	N/A	3.6	19.5	1.8
7/01/07 to 6/30/08	52.8	9.2	2.7	N/A	N/A	11.0%	N/A	N/A	N/A	3.7	18.8	1.8
7/01/08 to 6/30/09	53.0	9.0	N/A	N/A	2.0%	11.3	N/A	N/A	N/A	4.5	18.1	2.1
7/01/09 to 6/30/10	52.9	9.1	N/A	N/A	1.5	10.7	N/A	N/A	N/A	4.9	18.7	2.2
7/01/10 to 6/30/11	53.0	9.1	N/A	N/A	0.9	10.9	N/A	N/A	N/A	4.9	19.1	2.1
7/01/11 to 6/30/12	52.9	9.0	N/A	N/A	0.5	11.7	N/A	19.8%	3.9%	0.4	1.6	0.2
7/01/12 to 6/30/13	52.9	9.1	N/A	2.8%	0.2	10.5	N/A	20.3	4.2	N/A	N/A	N/A
7/01/13 to 6/30/14	41.7	6.8	N/A	3.8	2.6	14.3	N/A	27.0	3.8	N/A	N/A	N/A
7/01/14 to 6/30/15	41.1	6.7	N/A	3.8	2.9	14.9	N/A	27.2	3.4	N/A	N/A	N/A
7/01/15 to 6/30/16	41.3	6.8	N/A	3.7	2.7	15.1	N/A	26.7	3.3	N/A	N/A	N/A

[3]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

8	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath 2020 Fund

Performance Summary for the Period Ended June 30, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.91%	0.95%	N/A	4.80%	N/A	4.27%	N/A
Investor A	3.81	0.69	(4.60)%	4.54	3.42%	4.01	3.45%
Investor C	3.44	(0.08)	(1.02)	3.76	3.76	3.17	3.17
Class K	4.05	1.21	N/A	5.13	N/A	4.59	N/A
Class R	3.67	0.48	N/A	4.29	N/A	3.69	N/A
LifePath 2020 Fund Custom Benchmark	4.42	1.76	N/A	5.33	N/A	5.09	N/A
Barclays U.S. Aggregate Bond Index	5.31	6.00	N/A	3.76	N/A	5.13	N/A
Barclays U.S. TIPS Index	6.24	4.35	N/A	2.63	N/A	4.75	N/A
Bloomberg Commodity Index	13.25	(13.32)	N/A	(5.59)	N/A	(10.82)	N/A
FTSE EPRA/NAREIT Developed Index	5.48	0.78	N/A	4.52	N/A	2.84	N/A
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	N/A	0.39	N/A	2.16	N/A
Russell 1000® Index	3.74	2.93	N/A	11.88	N/A	7.51	N/A
Russell 2000® Index	2.22	(6.73)	N/A	8.35	N/A	6.20	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS III	JUNE 30, 2016	9

BlackRock LifePath 2030 Fund

Investment Objective

The investment objective of BlackRock LifePath® 2030 Fund (“LifePath 2030 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath 2030 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Fund’s custom benchmark consists of the following:

Period	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index[3]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/05 to 6/30/06	19.3%	1.3%	2.5%	N/A	N/A	N/A	19.5%	N/A	N/A	6.0%	48.5%	2.9%
7/01/06 to 6/30/07	17.1	2.7	5.2	N/A	N/A	N/A	20.6	N/A	N/A	6.4	44.7	3.3
7/01/07 to 6/30/08	18.0	2.7	5.5	N/A	N/A	21.7%	N/A	N/A	N/A	6.5	42.4	3.2
7/01/08 to 6/30/09	20.0	2.9	N/A	N/A	6.1%	22.2	N/A	N/A	N/A	6.8	38.8	3.2
7/01/09 to 6/30/10	21.6	3.2	N/A	N/A	7.0	20.6	N/A	N/A	N/A	6.6	38.0	3.0
7/01/10 to 6/30/11	22.6	3.3	N/A	N/A	5.9	20.9	N/A	N/A	N/A	6.2	38.4	2.7
7/01/11 to 6/30/12	24.5	3.6	N/A	N/A	6.0	20.8	N/A	38.4%	2.9%	0.5	3.1	0.2
7/01/12 to 6/30/13	26.7	3.9	N/A	2.9%	5.8	19.6	N/A	38.2	2.9	N/A	N/A	N/A
7/01/13 to 6/30/14	28.5	4.2	N/A	3.8	5.7	19.2	N/A	35.6	3.0	N/A	N/A	N/A
7/01/14 to 6/30/15	24.5	3.7	N/A	3.9	6.9	21.1	N/A	37.3	2.6	N/A	N/A	N/A
7/01/15 to 6/30/16	22.6	3.5	N/A	3.8	7.6	22.0	N/A	37.7	2.5	N/A	N/A	N/A

[3]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

10	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath 2030 Fund

Performance Summary for the Period Ended June 30, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.36%	(0.28)%	N/A	5.27%	N/A	4.13%	N/A
Investor A	3.20	(0.51)	(5.73)%	5.00	3.88%	3.87	3.31%
Investor C	2.84	(1.28)	(2.21)	4.23	4.23	3.02	3.02
Class K	3.48	0.03	N/A	5.64	N/A	4.47	N/A
Class R	3.12	(0.74)	N/A	4.76	N/A	3.53	N/A
LifePath 2030 Fund Custom Benchmark	3.97	0.71	N/A	5.90	N/A	5.09	N/A
Barclays U.S. Aggregate Bond Index	5.31	6.00	N/A	3.76	N/A	5.13	N/A
Barclays U.S. TIPS Index	6.24	4.35	N/A	2.63	N/A	4.75	N/A
Bloomberg Commodity Index	13.25	(13.32)	N/A	(5.59)	N/A	(10.82)	N/A
FTSE EPRA/NAREIT Developed Index	5.48	0.78	N/A	4.52	N/A	2.84	N/A
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	N/A	0.39	N/A	2.16	N/A
Russell 1000® Index	3.74	2.93	N/A	11.88	N/A	7.51	N/A
Russell 2000® Index	2.22	(6.73)	N/A	8.35	N/A	6.20	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS III	JUNE 30, 2016	11

BlackRock LifePath 2040 Fund

Investment Objective

The investment objective of BlackRock LifePath® 2040 Fund (“LifePath 2040 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath 2040 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Fund’s custom benchmark consists of the following:

Period	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index[3]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/05 to 6/30/06	9.1%	N/A	2.8%	N/A	N/A	N/A	21.2%	N/A	N/A	6.8%	56.8%	3.3%
7/01/06 to 6/30/07	7.7	N/A	5.9	N/A	N/A	N/A	23.5	N/A	N/A	7.2	52.0	3.7
7/01/07 to 6/30/08	8.3	0.1%	6.4	N/A	N/A	18.8%	6.1	N/A	N/A	7.4	49.3	3.6
7/01/08 to 6/30/09	9.5	1.0	N/A	N/A	7.4%	25.7	N/A	N/A	N/A	7.6	45.2	3.6
7/01/09 to 6/30/10	11.0	1.1	N/A	N/A	8.9	24.0	N/A	N/A	N/A	7.1	44.7	3.2
7/01/10 to 6/30/11	11.8	1.2	N/A	N/A	7.7	24.5	N/A	N/A	N/A	6.6	45.3	2.9
7/01/11 to 6/30/12	13.9	1.5	N/A	N/A	8.1	24.2	N/A	45.4%	2.5%	0.6	3.6	0.2
7/01/12 to 6/30/13	16.4	1.7	N/A	2.9%	8.1	23.3	N/A	45.3	2.3	N/A	N/A	N/A
7/01/13 to 6/30/14	18.2	1.8	N/A	3.9	8.2	23.1	N/A	42.5	2.3	N/A	N/A	N/A
7/01/14 to 6/30/15	10.8	1.2	N/A	4.0	10.5	26.2	N/A	45.2	2.1	N/A	N/A	N/A
7/01/15 to 6/30/16	6.2	0.8	N/A	4.0	12.1	28.1	N/A	46.7	1.9	N/A	N/A	N/A

[3]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

12	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath 2040 Fund

Performance Summary for the Period Ended June 30, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.82%	(1.36)%	N/A	5.59%	N/A	3.95%	N/A
Investor A	2.73	(1.58)	(6.75)%	5.34	4.21%	3.70	3.14%
Investor C	2.28	(2.41)	(3.31)	4.55	4.55	2.82	2.82
Class K	2.92	(1.09)	N/A	5.97	N/A	4.28	N/A
Class R	2.62	(1.78)	N/A	5.09	N/A	3.34	N/A
LifePath 2040 Fund Custom Benchmark	3.55	(0.29)	N/A	6.29	N/A	5.02	N/A
Barclays U.S. Aggregate Bond Index	5.31	6.00	N/A	3.76	N/A	5.13	N/A
Barclays U.S. TIPS Index	6.24	4.35	N/A	2.63	N/A	4.75	N/A
Bloomberg Commodity Index	13.25	(13.32)	N/A	(5.59)	N/A	(10.82)	N/A
FTSE EPRA/NAREIT Developed Index	5.48	0.78	N/A	4.52	N/A	2.84	N/A
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	N/A	0.39	N/A	2.16	N/A
Russell 1000® Index	3.74	2.93	N/A	11.88	N/A	7.51	N/A
Russell 2000® Index	2.22	(6.73)	N/A	8.35	N/A	6.20	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS III	JUNE 30, 2016	13

BlackRock LifePath 2050 Fund

Investment Objective

The investment objective of BlackRock LifePath® 2050 Fund (“LifePath 2050 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath 2050 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Fund’s custom benchmark consists of the following:

Period	Barclays U.S. Aggregate Bond Index	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/05 to 6/30/06	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/01/06 to 6/30/07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/01/07 to 6/30/08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/01/08 to 6/30/09	1.0%	N/A	5.4%	30.0%	N/A	N/A	10.6%	48.0%	5.0%
7/01/09 to 6/30/10	1.0	N/A	10.5	27.2	N/A	N/A	8.2	49.4	3.7
7/01/10 to 6/30/11	1.7	N/A	9.5	27.7	N/A	N/A	7.2	50.8	3.1
7/01/11 to 6/30/12	4.1	N/A	10.1	27.2	51.4%	2.2%	0.6	4.1	0.3
7/01/12 to 6/30/13	9.3	3.9%	10.3	26.5	48.3	1.7	N/A	N/A	N/A
7/01/13 to 6/30/14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/01/14 to 6/30/15	4.7	4.1	12.2	28.5	48.5	2.0	N/A	N/A	N/A
7/01/15 to 6/30/16	1.0	0	13.8	30.2	48.7	1.9	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

14	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath 2050 Fund

Performance Summary for the Period Ended June 30, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.61%	(1.83)%	N/A	5.93%	N/A	4.48%	N/A
Investor A	2.49	(2.03)	(7.17)%	5.68	4.55%	4.22	3.52%
Investor C	2.10	(2.76)	(3.67)	4.89	4.89	3.30	3.30
Class K	2.73	(1.52)	N/A	6.30	N/A	4.83	N/A
Class R	2.44	(2.18)	N/A	5.44	N/A	3.83	N/A
LifePath 2050 Fund Custom Benchmark	3.43	(0.62)	N/A	6.71	N/A	5.50	N/A
Barclays U.S. Aggregate Bond Index	5.31	6.00	N/A	3.76	N/A	4.76	N/A
Bloomberg Commodity Index	13.25	(13.32)	N/A	(5.59)	N/A	(11.22)	N/A
FTSE EPRA/NAREIT Developed Index	5.48	0.78	N/A	4.52	N/A	5.39	N/A
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	N/A	0.39	N/A	0.36	N/A
Russell 1000® Index	3.74	2.93	N/A	11.88	N/A	8.73	N/A
Russell 2000® Index	2.22	(6.73)	N/A	8.35	N/A	8.14	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Fund commenced operations on June 30, 2008.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS III	JUNE 30, 2016	15

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to May 30, 2008 for LifePath Retirement, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to May 3, 2010, Investor C Shares’ performance results are those of Institutional Shares restated to reflect Investor C Shares’ fees.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to May 3, 2010, Class R Shares’ performance results are those of Institutional Shares restated to reflect Class R Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Fund distributions or the redemption of LifePath Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Funds’ administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Fund’s expenses. Without such waivers, each LifePath Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Funds’ changing asset allocations over time. As of June 30, 2016, the following indexes are used to calculate the LifePath Fund’s custom benchmarks: Barclays U.S. Aggregate Bond Index, Barclays U.S. TIPS Index, (Series L), Bloomberg Commodity Index, FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, as applicable.

The Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Barclays U.S. TIPS Index (Series L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

16	BLACKROCK FUNDS III	JUNE 30, 2016

Disclosure of Expenses

Shareholders of each LifePath Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2016 and held through June 30, 2016) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Fund and their share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each LifePath Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
LifePath Retirement Fund
Institutional	$1,000.00	$1,043.50	$2.95	$1,000.00	$1,021.98	$2.92	0.58%
Investor A	$1,000.00	$1,041.20	$4.21	$1,000.00	$1,020.74	$4.17	0.83%
Investor C	$1,000.00	$1,037.90	$8.31	$1,000.00	$1,016.71	$8.22	1.64%
Class K	$1,000.00	$1,045.00	$1.98	$1,000.00	$1,022.92	$1.96	0.38%
Class R	$1,000.00	$1,041.10	$5.23	$1,000.00	$1,019.74	$5.17	1.03%
LifePath 2020 Fund
Institutional	$1,000.00	$1,039.10	$2.94	$1,000.00	$1,021.98	$2.92	0.58%
Investor A	$1,000.00	$1,038.10	$4.21	$1,000.00	$1,020.74	$4.17	0.83%
Investor C	$1,000.00	$1,034.40	$8.24	$1,000.00	$1,016.76	$8.17	1.63%
Class K	$1,000.00	$1,040.50	$1.93	$1,000.00	$1,022.97	$1.91	0.38%
Class R	$1,000.00	$1,036.70	$5.22	$1,000.00	$1,019.74	$5.17	1.03%
LifePath 2030 Fund
Institutional	$1,000.00	$1,033.60	$2.88	$1,000.00	$1,022.03	$2.87	0.57%
Investor A	$1,000.00	$1,032.00	$4.14	$1,000.00	$1,020.79	$4.12	0.82%
Investor C	$1,000.00	$1,028.40	$8.12	$1,000.00	$1,016.86	$8.07	1.61%
Class K	$1,000.00	$1,034.80	$1.87	$1,000.00	$1,023.02	$1.86	0.37%
Class R	$1,000.00	$1,031.20	$5.15	$1,000.00	$1,019.79	$5.12	1.02%
LifePath 2040 Fund
Institutional	$1,000.00	$1,028.20	$2.77	$1,000.00	$1,022.13	$2.77	0.55%
Investor A	$1,000.00	$1,027.30	$4.03	$1,000.00	$1,020.89	$4.02	0.80%
Investor C	$1,000.00	$1,022.80	$8.05	$1,000.00	$1,016.91	$8.02	1.60%
Class K	$1,000.00	$1,029.20	$1.77	$1,000.00	$1,023.12	$1.76	0.35%
Class R	$1,000.00	$1,026.20	$5.04	$1,000.00	$1,019.89	$5.02	1.00%
LifePath 2050 Fund
Institutional	$1,000.00	$1,026.10	$2.72	$1,000.00	$1,022.18	$2.72	0.54%
Investor A	$1,000.00	$1,024.90	$3.98	$1,000.00	$1,020.93	$3.97	0.79%
Investor C	$1,000.00	$1,021.00	$7.99	$1,000.00	$1,016.96	$7.97	1.59%
Class K	$1,000.00	$1,027.30	$1.71	$1,000.00	$1,023.17	$1.71	0.34%
Class R	$1,000.00	$1,024.40	$4.98	$1,000.00	$1,019.94	$4.97	0.99%

[1]

For each class of the LifePath Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because each LifePath Fund invests all of its assets in a LifePath Master Portfolio, the expense examples reflect the net expenses of both the LifePath Fund and the LifePath Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

BLACKROCK FUNDS III	JUNE 30, 2016	17

Derivative Financial Instruments

The LifePath Master Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Master Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Master Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)	BlackRock LifePath Retirement Fund	BlackRock LifePath 2020 Fund	BlackRock LifePath 2030 Fund	BlackRock LifePath 2040 Fund	BlackRock LifePath 2050 Fund

Assets
Investments at value — from the applicable LifePath Master Portfolio[1]	$199,701,518	$523,849,482	$516,866,591	$410,929,692	$123,342,612
Receivables:
Withdrawals from the LifePath Master Portfolio	1,024,500	2,506,922	2,138,838	2,545,608	162,625
Capital shares sold	60,687	235,885	230,155	303,637	135,053

Total assets	200,786,705	526,592,289	519,235,584	413,778,937	123,640,290

Liabilities
Payables:
Capital shares redeemed	1,085,187	2,742,807	2,368,993	2,849,245	297,678
Administration fees	55,316	148,511	144,507	113,724	32,833
Service and distribution fees	20,175	61,287	63,462	45,210	14,973
Income dividends	19,252	63,553	58,462	24,858	11,062
Professional fees	7,967	7,933	7,920	7,953	7,985
Capital gains distributions	—	—	—	16,230	—

Total liabilities	1,187,897	3,024,091	2,643,344	3,057,220	364,531

Net Assets	$199,598,808	$523,568,198	$516,592,240	$410,721,717	$123,275,759

Net Assets Consist of
Paid-in capital	$173,454,136	$468,303,808	$498,825,105	$362,985,198	$119,558,340
Distributions in excess of net investment income	(2,169,079)	(4,109,077)	(2,477,123)	(1,224,561)	(172,081)
Accumulated net realized loss allocated from the LifePath Master Portfolio	(17,160,669)	(41,744,162)	(25,813,963)	(22,720,909)	(9,981,403)
Net unrealized appreciation (depreciation) allocated from the LifePath Master Portfolio	45,474,420	101,117,629	46,058,221	71,681,989	13,870,903

Net Assets	$199,598,808	$523,568,198	$516,592,240	$410,721,717	$123,275,759

Net Asset Value
Institutional:
Net assets	$95,281,334	$209,327,674	$194,277,692	$169,557,243	$41,329,474

Shares outstanding[2]	8,914,375	14,298,601	14,368,459	10,280,455	2,318,996

Net asset value	$10.69	$14.64	$13.52	$16.49	$17.82

Investor A:
Net assets	$91,301,663	$281,653,540	$290,597,873	$209,016,246	$68,468,957

Shares outstanding[2]	9,545,969	20,756,710	22,212,646	13,644,177	3,850,407

Net asset value	$9.56	$13.57	$13.08	$15.32	$17.78

Investor C:
Net assets	$1,204,409	$2,709,975	$3,262,482	$2,250,559	$637,980

Shares outstanding[2]	113,889	187,301	244,993	138,139	36,175

Net asset value	$10.58	$14.47	$13.32	$16.29	$17.64

Class K:
Net assets	$11,028,068	$25,656,946	$24,392,071	$27,764,727	$11,341,136

Shares outstanding[2]	1,034,876	1,758,197	1,806,112	1,675,526	634,612

Net asset value	$10.66	$14.59	$13.51	$16.57	$17.87

Class R:
Net assets	$783,334	$4,220,063	$4,062,122	$2,132,942	$1,498,212

Shares outstanding[2]	73,800	289,812	303,104	130,162	84,434

Net asset value	$10.61	$14.56	$13.40	$16.39	$17.74

[1] Investments at cost — from the applicable LifePath Master Portfolio	$154,227,098	$422,731,853	$470,808,370	$339,247,703	$109,471,709
[2] No par value, unlimited number of shares authorized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	19

Statements of Operations

Six Months Ended June 30, 2016 (Unaudited)	BlackRock LifePath Retirement Fund	BlackRock LifePath 2020 Fund	BlackRock LifePath 2030 Fund	BlackRock LifePath 2040 Fund	BlackRock LifePath 2050 Fund

Investment Income
Net investment income allocated from the applicable LifePath Master Portfolio:
Dividends — unaffiliated	$24,801	$251,908	$655,611	$798,236	$262,741
Dividends — affiliated	867,100	2,838,923	3,751,390	3,710,873	1,125,642
Interest — affiliated	1,466,081	3,184,684	1,810,654	494,787	41,630
Securities lending — affiliated — net	5,394	20,209	26,966	19,858	7,888
Foreign taxes withheld	(636)	(3,860)	(9,332)	(10,676)	(4,318)
Expenses	(618,061)	(1,601,309)	(1,516,331)	(1,169,777)	(344,252)
Fees waived	374,718	978,292	963,448	774,462	233,941

Total income	2,119,397	5,668,847	5,682,406	4,617,763	1,323,272

Fund Expenses
Administration — class specific	358,882	929,210	880,541	688,660	194,983
Service and distribution — class specific	125,898	372,073	380,766	272,736	89,549
Professional	8,434	8,438	8,442	8,442	8,442
Miscellaneous	1,128	4,230	1,128	4,230	169

Total expenses	494,342	1,313,951	1,270,877	974,068	293,143
Less fees waived by the Administrator	(8,434)	(8,438)	(8,442)	(8,442)	(8,442)

Total expenses after fees waived	485,908	1,305,513	1,262,435	965,626	284,701

Net investment income	1,633,489	4,363,334	4,419,971	3,652,137	1,038,571

Realized and Unrealized Gain (Loss) Allocation from the LifePath Master Portfolio
Net realized from investments, futures contracts, swaps and foreign currency transactions	(11,107,052)	(19,671,028)	(3,102,431)	(7,556,818)	(7,485,548)

Net change in unrealized appreciation (depreciation) on investments, futures contracts, swaps and foreign currency translations	17,034,936	35,251,078	14,657,604	14,612,435	9,691,276

Net realized and unrealized gain	5,927,884	15,580,050	11,555,173	7,055,617	2,205,728

Net Increase in Net Assets Resulting from Operations	$7,561,373	$19,943,384	$15,975,144	$10,707,754	$3,244,299

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets

	BlackRock LifePath Retirement Fund		BlackRock LifePath 2020 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$1,633,489	$4,483,843	$4,363,334	$9,912,866
Net realized gain (loss)	(11,107,052)	6,260,131	(19,671,028)	37,234,799
Net change in unrealized appreciation (depreciation)	17,034,936	(14,207,577)	35,251,078	(55,072,147)

Net increase (decrease) in net assets resulting from operations	7,561,373	(3,463,603)	19,943,384	(7,924,482)

Distributions to Shareholders[1]
From net investment income:
Institutional	(807,373)	(3,127,076)	(1,906,215)	(5,744,451)
Investor A	(784,472)	(2,150,315)	(2,334,710)	(5,423,081)
Investor C	(5,173)	(14,652)	(11,140)	(20,432)
Class K	(100,404)	(162,220)	(246,210)	(374,112)
Class R	(4,756)	(9,953)	(28,050)	(43,593)
From net realized gain:
Institutional	—	(5,334,035)	—	(16,437,737)
Investor A	—	(4,072,705)	—	(19,138,626)
Investor C	—	(53,135)	—	(151,851)
Class K	—	(286,046)	—	(1,094,350)
Class R	—	(24,096)	—	(192,139)
From return of capital:
Institutional	—	(229,822)	—	(414,898)
Investor A	—	(150,783)	—	(376,514)
Investor C	—	(1,865)	—	(3,113)
Class K	—	(7,227)	—	(16,893)
Class R	—	(912)	—	(3,437)

Decrease in net assets resulting from distributions to shareholders	(1,702,178)	(15,624,842)	(4,526,325)	(49,435,227)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(60,307,300)	(106,205,622)	(72,388,547)	(234,934,031)

Net Assets
Total decrease in net assets	(54,448,105)	(125,294,067)	(56,971,488)	(292,293,740)
Beginning of period	254,046,913	379,340,980	580,539,686	872,833,426

End of period	$199,598,808	$254,046,913	$523,568,198	$580,539,686

Distributions in excess of net investment income, end of period	$(2,169,079)	$(2,100,390)	$(4,109,077)	$(3,946,086)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	21

Statements of Changes in Net Assets

	BlackRock LifePath 2030 Fund		BlackRock LifePath 2040 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$4,419,971	$9,604,722	$3,652,137	$8,268,067
Net realized gain (loss)	(3,102,431)	42,635,544	(7,556,818)	39,968,484
Net change in unrealized appreciation (depreciation)	14,657,604	(60,423,454)	14,612,435	(53,419,747)

Net increase (decrease) in net assets resulting from operations	15,975,144	(8,183,188)	10,707,754	(5,183,196)

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,803,629)	(5,245,965)	(1,603,819)	(4,627,517)
Investor A	(2,397,591)	(5,139,428)	(1,835,308)	(3,769,172)
Investor C	(14,318)	(28,327)	(9,506)	(18,841)
Class K	(252,393)	(347,476)	(284,091)	(276,680)
Class R	(28,717)	(37,723)	(15,260)	(16,799)
From net realized gain:
Institutional	—	(16,480,125)	(573,398)	(16,944,291)
Investor A	—	(21,374,712)	(751,398)	(19,564,019)
Investor C	—	(229,534)	(7,624)	(207,034)
Class K	—	(1,118,319)	(92,086)	(1,178,255)
Class R	—	(206,273)	(7,158)	(112,003)
From return of capital:
Institutional	—	(153,051)	—	—
Investor A	—	(149,932)	—	—
Investor C	—	(1,533)	—	—
Class K	—	(6,383)	—	—
Class R	—	(1,230)	—	—

Decrease in net assets resulting from distributions to shareholders	(4,496,648)	(50,520,011)	(5,179,648)	(46,714,611)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(38,477,984)	(212,874,136)	(20,562,188)	(229,125,964)

Net Assets
Total decrease in net assets	(26,999,488)	(271,577,335)	(15,034,082)	(281,023,771)
Beginning of period	543,591,728	815,169,063	425,755,799	706,779,570

End of period	$516,592,240	$543,591,728	$410,721,717	$425,755,799

Distributions in excess of net investment income, end of period	$(2,477,123)	$(2,400,446)	$(1,224,561)	$(1,128,714)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets

	BlackRock LifePath 2050 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$1,038,571	$2,324,471
Net realized gain (loss)	(7,485,548)	5,287,562
Net change in unrealized appreciation (depreciation)	9,691,276	(9,113,775)

Net increase (decrease) in net assets resulting from operations	3,244,299	(1,501,742)

Distributions to Shareholders[1]
From net investment income:
Institutional	(388,319)	(1,220,284)
Investor A	(544,096)	(1,059,368)
Investor C	(2,706)	(5,625)
Class K	(121,863)	(31,254)
Class R	(9,894)	(16,286)
From net realized gain:
Institutional	—	(3,318,877)
Investor A	—	(5,011,499)
Investor C	—	(50,455)
Class K	—	(110,679)
Class R	—	(103,788)

Decrease in net assets resulting from distributions to shareholders	(1,066,878)	(10,928,115)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	6,265,892	(54,874,122)

Net Assets
Total increase (decrease) in net assets	8,443,313	(67,303,979)
Beginning of period	114,832,446	182,136,425

End of period	$123,275,759	$114,832,446

Distributions in excess of net investment income, end of period	$(172,081)	$(143,774)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	23

Financial Highlights	BlackRock LifePath Retirement Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.33		$11.07	$11.72	$11.80	$11.39	$11.55

Net investment income[1]	0.09		0.16	0.18	0.16	0.20	0.27
Net realized and unrealized gain (loss)	0.36		(0.33)	0.38	0.57	0.77	0.18

Net increase (decrease) from investment operations	0.45		(0.17)	0.56	0.73	0.97	0.45

Distributions:[2]
From net investment income	(0.09)		(0.20)	(0.19)	(0.16)	(0.21)	(0.26)
From net realized gain	—		(0.36)	(1.02)	(0.65)	(0.35)	(0.35)
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.09)		(0.57)	(1.21)	(0.81)	(0.56)	(0.61)

Net asset value, end of period	$10.69		$10.33	$11.07	$11.72	$11.80	$11.39

Total Return[3]
Based on net asset value	4.35%	[4]	(1.52)%	4.75%	6.25%	8.61%	3.96%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.59%	[8]	0.75%	0.75%	0.76%	0.78%	0.77%

Total expenses after fees waived and/or reimbursed	0.58%	[8]	0.70%	0.75%	0.75%	0.78%	0.77%

Net investment income	1.66%	[8]	1.48%	1.52%	1.34%	1.70%	2.27%

Supplemental Data
Net assets, end of period (000)	$95,281		$141,034	$234,280	$342,615	$390,150	$431,982

Portfolio turnover rate of the LifePath Master Portfolio	9%	[9]	21% [9]	14% [10]	17% [10]	4% [11]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.36%, 0.31%, 0.31%, 0.30%, 0.29% and 0.30% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.10%	0.09%	0.10%	0.10%	0.08%	0.08%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 13% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath Retirement Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$9.25		$9.99	$10.69	$10.84	$10.50	$10.71

Net investment income[1]	0.07		0.12	0.14	0.12	0.16	0.22
Net realized and unrealized gain (loss)	0.32		(0.30)	0.35	0.51	0.72	0.16

Net increase (decrease) from investment operations	0.39		(0.18)	0.49	0.63	0.88	0.38

Distributions:[2]
From net investment income	(0.08)		(0.19)	(0.17)	(0.13)	(0.19)	(0.24)
From net realized gain	—		(0.36)	(1.02)	(0.65)	(0.35)	(0.35)
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.08)		(0.56)	(1.19)	(0.78)	(0.54)	(0.59)

Net asset value, end of period	$9.56		$9.25	$9.99	$10.69	$10.84	$10.50

Total Return[3]
Based on net asset value	4.23%	[4]	(1.89)%	4.56%	5.94%	8.46%	3.60%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.84%	[8]	1.00%	1.01%	1.01%	1.03%	1.02%

Total expenses after fees waived and/or reimbursed	0.83%	[8]	0.95%	1.00%	1.00%	1.03%	1.02%

Net investment income	1.42%	[8]	1.25%	1.27%	1.08%	1.47%	2.03%

Supplemental Data
Net assets, end of period (000)	$91,302		$102,207	$139,853	$155,402	$189,898	$183,967

Portfolio turnover rate of the LifePath Master Portfolio	9%	[9]	21% [9]	14% [10]	17% [10]	4% [11]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.36%, 0.31%, 0.33%, 0.30%, 0.29% and 0.30% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.10%	0.09%	0.10%	0.10%	0.08%	0.08%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 13% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	25

Financial Highlights (continued)	BlackRock LifePath Retirement Fund

	Investor C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.22		$10.97	$11.64	$11.76	$11.36	$11.55

Net investment income[1]	0.03		0.06	0.07	0.04	0.08	0.17
Net realized and unrealized gain (loss)	0.37		(0.34)	0.36	0.56	0.77	0.16

Net increase (decrease) from investment operations	0.40		(0.28)	0.43	0.60	0.85	0.33

Distributions:[2]
From net investment income	(0.04)		(0.10)	(0.08)	(0.07)	(0.10)	(0.17)
From net realized gain	—		(0.36)	(1.02)	(0.65)	(0.35)	(0.35)
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.04)		(0.47)	(1.10)	(0.72)	(0.45)	(0.52)

Net asset value, end of period	$10.58		$10.22	$10.97	$11.64	$11.76	$11.36

Total Return[3]
Based on net asset value	3.79%	[4]	(2.56)%	3.70%	5.12%	7.55%	2.86%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.64%	[8]	1.76%	1.76%	1.77%	1.78%	1.78%

Total expenses after fees waived and/or reimbursed	1.64%	[8]	1.70%	1.75%	1.76%	1.78%	1.78%

Net investment income	0.61%	[8]	0.56%	0.56%	0.33%	0.70%	1.42%

Supplemental Data
Net assets, end of period (000)	$1,204		$1,573	$1,295	$511	$135	$55

Portfolio turnover rate of the LifePath Master Portfolio	9%	[9]	21% [9]	14% [10]	17% [10]	4% [11]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.36%, 0.31%, 0.33%, 0.30%, 0.29% and 0.30% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.10%	0.09%	0.10%	0.10%	0.08%	0.08%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 13% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath Retirement Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.30		$11.05	$11.69	$11.78	$11.37	$11.54

Net investment income[1]	0.10		0.21	0.22	0.20	0.25	0.32
Net realized and unrealized gain (loss)	0.36		(0.35)	0.39	0.56	0.77	0.17

Net increase (decrease) from investment operations	0.46		(0.14)	0.61	0.76	1.02	0.49

Distributions:[2]
From net investment income	(0.10)		(0.24)	(0.23)	(0.20)	(0.26)	(0.31)
From net realized gain	—		(0.36)	(1.02)	(0.65)	(0.35)	(0.35)
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.10)		(0.61)	(1.25)	(0.85)	(0.61)	(0.66)

Net asset value, end of period	$10.66		$10.30	$11.05	$11.69	$11.78	$11.37

Total Return[3]
Based on net asset value	4.50%	[4]	(1.28)%	5.24%	6.54%	9.03%	4.27%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.39%	[8]	0.42%	0.40%	0.40%	0.43%	0.44%

Total expenses after fees waived and/or reimbursed	0.38%	[8]	0.42%	0.40%	0.40%	0.43%	0.43%

Net investment income	1.91%	[8]	1.96%	1.86%	1.67%	2.07%	2.69%

Supplemental Data
Net assets, end of period (000)	$11,028		$8,577	$3,019	$3,675	$7,378	$4,309

Portfolio turnover rate of the LifePath Master Portfolio	9%	[9]	21% [9]	14% [10]	17% [10]	4% [11]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.36%, 0.30%, 0.33%, 0.30%, 0.30% and 0.29% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.10%	0.09%	0.10%	0.10%	0.08%	0.08%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 13% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	27

Financial Highlights (concluded)	BlackRock LifePath Retirement Fund

	Class R
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.26		$11.01	$11.65	$11.75	$11.36	$11.54

Net investment income[1]	0.06		0.10	0.12	0.10	0.17	0.21
Net realized and unrealized gain (loss)	0.36		(0.33)	0.38	0.55	0.76	0.17

Net increase (decrease) from investment operations	0.42		(0.23)	0.50	0.65	0.93	0.38

Distributions:[2]
From net investment income	(0.07)		(0.15)	(0.12)	(0.10)	(0.19)	(0.21)
From net realized gain	—		(0.36)	(1.02)	(0.65)	(0.35)	(0.35)
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.07)		(0.52)	(1.14)	(0.75)	(0.54)	(0.56)

Net asset value, end of period	$10.61		$10.26	$11.01	$11.65	$11.75	$11.36

Total Return[3]
Based on net asset value	4.11%	[4]	(2.10)%	4.25%	5.61%	8.26%	3.32%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.04%	[8]	1.25%	1.25%	1.26%	1.27%	1.28%

Total expenses after fees waived and/or reimbursed	1.03%	[8]	1.19%	1.25%	1.25%	1.26%	1.27%

Net investment income	1.24%	[8]	0.99%	0.98%	0.85%	1.38%	1.76%

Supplemental Data
Net assets, end of period (000)	$783		$656	$895	$2,060	$2,609	$41

Portfolio turnover rate of the LifePath Master Portfolio	9%	[9]	21% [9]	14% [10]	17% [10]	4% [11]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.36%, 0.31%, 0.31%, 0.30%, 0.32% and 0.29% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.10%	0.09%	0.10%	0.10%	0.08%	0.08%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 13% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	BlackRock LifePath 2020 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$14.21		$15.65	$16.75	$16.42	$15.22	$15.92

Net investment income[1]	0.12		0.23	0.26	0.25	0.29	0.33
Net realized and unrealized gain (loss)	0.43		(0.49)	0.58	1.32	1.38	(0.09)

Net increase (decrease) from investment operations	0.55		(0.26)	0.84	1.57	1.67	0.24

Distributions:[2]
From net investment income	(0.12)		(0.27)	(0.26)	(0.26)	(0.29)	(0.33)
From net realized gain	—		(0.89)	(1.68)	(0.98)	(0.18)	(0.61)
From return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.12)		(1.18)	(1.94)	(1.24)	(0.47)	(0.94)

Net asset value, end of period	$14.64		$14.21	$15.65	$16.75	$16.42	$15.22

Total Return[3]
Based on net asset value	3.91%	[4]	(1.78)%	5.06%	9.67%	10.99%	1.46%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.58%	[8]	0.73%	0.74%	0.73%	0.75%	0.75%

Total expenses after fees waived and/or reimbursed	0.58%	[8]	0.73%	0.74%	0.73%	0.75%	0.74%

Net investment income	1.73%	[8]	1.44%	1.50%	1.47%	1.77%	2.05%

Supplemental Data
Net assets, end of period (000)	$209,328		$259,411	$490,447	$698,251	$688,545	$752,092

Portfolio turnover rate of the LifePath Master Portfolio	9%	[9]	18% [9]	21% [10]	19% [10]	5% [11]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.36%, 0.34%, 0.34%, 0.32%, 0.32% and 0.32% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.10%	0.11%	0.11%	0.12%	0.11%	0.11%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% and 23% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	29

Financial Highlights (continued)	BlackRock LifePath 2020 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.18		$14.61	$15.77	$15.53	$14.43	$15.14

Net investment income[1]	0.10		0.18	0.20	0.19	0.24	0.28
Net realized and unrealized gain (loss)	0.40		(0.46)	0.55	1.25	1.30	(0.09)

Net increase (decrease) from investment operations	0.50		(0.28)	0.75	1.44	1.54	0.19

Distributions:[2]
From net investment income	(0.11)		(0.24)	(0.23)	(0.22)	(0.26)	(0.29)
From net realized gain	—		(0.89)	(1.68)	(0.98)	(0.18)	(0.61)
From return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.11)		(1.15)	(1.91)	(1.20)	(0.44)	(0.90)

Net asset value, end of period	$13.57		$13.18	$14.61	$15.77	$15.53	$14.43

Total Return[3]
Based on net asset value	3.81%	[4]	(2.03)%	4.79%	9.39%	10.67%	1.26%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.83%	[8]	0.98%	0.99%	0.98%	1.00%	1.00%

Total expenses after fees waived and/or reimbursed	0.83%	[8]	0.98%	0.98%	0.98%	1.00%	1.00%

Net investment income	1.49%	[8]	1.24%	1.26%	1.21%	1.55%	1.82%

Supplemental Data
Net assets, end of period (000)	$281,654		$297,027	$367,281	$390,380	$410,926	$401,477

Portfolio turnover rate of the LifePath Master Portfolio	9%	[9]	18% [9]	21% [10]	19% [10]	5% [11]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.36%, 0.33%, 0.35%, 0.32%, 0.32% and 0.32% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.10%	0.11%	0.11%	0.12%	0.11%	0.11%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% and 23% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath 2020 Fund

	Investor C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$14.05		$15.49	$16.62	$16.32	$15.16	$15.89

Net investment income[1]	0.05		0.08	0.09	0.09	0.14	0.17
Net realized and unrealized gain (loss)	0.43		(0.50)	0.57	1.30	1.36	(0.09)

Net increase (decrease) from investment operations	0.48		(0.42)	0.66	1.39	1.50	0.08

Distributions:[2]
From net investment income	(0.06)		(0.11)	(0.11)	(0.11)	(0.16)	(0.20)
From net realized gain	—		(0.89)	(1.68)	(0.98)	(0.18)	(0.61)
From return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.06)		(1.02)	(1.79)	(1.09)	(0.34)	(0.81)

Net asset value, end of period	$14.47		$14.05	$15.49	$16.62	$16.32	$15.16

Total Return[3]
Based on net asset value	3.44%	[4]	(2.77)%	3.98%	8.58%	9.87%	0.47%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.63%	[8]	1.74%	1.74%	1.73%	1.75%	1.75%

Total expenses after fees waived and/or reimbursed	1.63%	[8]	1.73%	1.73%	1.73%	1.75%	1.75%

Net investment income	0.71%	[8]	0.49%	0.54%	0.51%	0.87%	1.05%

Supplemental Data
Net assets, end of period (000)	$2,710		$2,233	$2,981	$2,193	$1,262	$301

Portfolio turnover rate of the LifePath Master Portfolio	9%	[9]	18% [9]	21% [10]	19% [10]	5% [11]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.36%, 0.33%, 0.36%, 0.32%, 0.32% and 0.32% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.10%	0.11%	0.11%	0.12%	0.11%	0.11%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% and 23% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	31

Financial Highlights (continued)	BlackRock LifePath 2020 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$14.16		$15.61	$16.73	$16.39	$15.20	$15.91

Net investment income[1]	0.14		0.30	0.32	0.30	0.35	0.40
Net realized and unrealized gain (loss)	0.43		(0.51)	0.57	1.33	1.37	(0.12)

Net increase (decrease) from investment operations	0.57		(0.21)	0.89	1.63	1.72	0.28

Distributions:[2]
From net investment income	(0.14)		(0.33)	(0.33)	(0.31)	(0.35)	(0.38)
From net realized gain			(0.89)	(1.68)	(0.98)	(0.18)	(0.61)
From return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.14)		(1.24)	(2.01)	(1.29)	(0.53)	(0.99)

Net asset value, end of period	$14.59		$14.16	$15.61	$16.73	$16.39	$15.20

Total Return[3]
Based on net asset value	4.05%	[4]	(1.46)%	5.35%	10.11%	11.36%	1.78%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.38%	[8]	0.40%	0.39%	0.38%	0.40%	0.40%

Total expenses after fees waived and/or reimbursed	0.38%	[8]	0.40%	0.38%	0.37%	0.40%	0.40%

Net investment income	1.96%	[8]	1.96%	1.90%	1.77%	2.18%	2.47%

Supplemental Data
Net assets, end of period (000)	$25,657		$18,412	$9,545	$6,500	$11,609	$6,224

Portfolio turnover rate of the LifePath Master Portfolio	9%	[9]	18% [9]	21% [10]	19% [10]	5% [11]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.31%, 0.33%, 0.36%, 0.32%, 0.32% and 0.32% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.10%	0.11%	0.11%	0.12%	0.11%	0.11%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% and 23% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (concluded)	BlackRock LifePath 2020 Fund

	Class R
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$14.14		$15.59	$16.70	$16.36	$15.20	$15.88

Net investment income[1]	0.09		0.16	0.17	0.16	0.25	0.24
Net realized and unrealized gain (loss)	0.43		(0.50)	0.58	1.33	1.32	(0.07)

Net increase (decrease) from investment operations	0.52		(0.34)	0.75	1.49	1.57	0.17

Distributions:[2]
From net investment income	(0.10)		(0.20)	(0.18)	(0.17)	(0.23)	(0.24)
From net realized gain	—		(0.89)	(1.68)	(0.98)	(0.18)	(0.61)
From return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.10)		(1.11)	(1.86)	(1.15)	(0.41)	(0.85)

Net asset value, end of period	$14.56		$14.14	$15.59	$16.70	$16.36	$15.20

Total Return[3]
Based on net asset value	3.67%	[4]	(2.25)%	4.49%	9.20%	10.36%	1.06%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.03%	[8]	1.23%	1.24%	1.23%	1.25%	1.25%

Total expenses after fees waived and/or reimbursed	1.03%	[8]	1.23%	1.23%	1.23%	1.25%	1.25%

Net investment income	1.30%	[8]	1.04%	1.01%	0.94%	1.53%	1.51%

Supplemental Data
Net assets, end of period (000)	$4,220		$3,457	$2,580	$3,167	$2,862	$161

Portfolio turnover rate of the LifePath Master Portfolio	9%	[9]	18% [9]	21% [10]	19% [10]	5% [11]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.31%, 0.33%, 0.35%, 0.32%, 0.33% and 0.32% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.10%	0.11%	0.11%	0.12%	0.11%	0.11%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% and 23% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	33

Financial Highlights	BlackRock LifePath 2030 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.20		$14.71	$16.01	$15.25	$14.11	$14.63

Net investment income[1]	0.12		0.22	0.24	0.26	0.28	0.28
Net realized and unrealized gain (loss)	0.32		(0.51)	0.61	1.80	1.56	(0.37)

Net increase (decrease) from investment operations	0.44		(0.29)	0.85	2.06	1.84	(0.09)

Distributions:[2]
From net investment income	(0.12)		(0.25)	(0.26)	(0.26)	(0.28)	(0.27)
From net realized gain	—		(0.96)	(1.89)	(1.04)	(0.42)	(0.16)
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.12)		(1.22)	(2.15)	(1.30)	(0.70)	(0.43)

Net asset value, end of period	$13.52		$13.20	$14.71	$16.01	$15.25	$14.11

Total Return[3]
Based on net asset value	3.36%	[4]	(2.05)%	5.32%	13.66%	13.09%	(0.63)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.57%	[8]	0.70%	0.71%	0.70%	0.73%	0.73%

Total expenses after fees waived and/or reimbursed	0.57%	[8]	0.70%	0.71%	0.70%	0.73%	0.72%

Net investment income	1.85%	[8]	1.46%	1.50%	1.62%	1.84%	1.88%

Supplemental Data
Net assets, end of period (000)	$194,278		$222,491	$449,354	$674,558	$630,131	$642,867

Portfolio turnover rate of the LifePath Master Portfolio	14%	[9]	21% [9]	33% [10]	22% [10]	5% [11]	7% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.37%, 0.37%, 0.37%, 0.33%, 0.34% and 0.34% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.12%	0.14%	0.14%	0.15%	0.13%	0.13%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 16% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath 2030 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.78		$14.28	$15.62	$14.90	$13.81	$14.33

Net investment income[1]	0.10		0.18	0.20	0.21	0.24	0.24
Net realized and unrealized gain (loss)	0.31		(0.49)	0.58	1.77	1.52	(0.36)

Net increase (decrease) from investment operations	0.41		(0.31)	0.78	1.98	1.76	(0.12)

Distributions:[2]
From net investment income	(0.11)		(0.22)	(0.23)	(0.22)	(0.25)	(0.24)
From net realized gain	—		(0.96)	(1.89)	(1.04)	(0.42)	(0.16)
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.11)		(1.19)	(2.12)	(1.26)	(0.67)	(0.40)

Net asset value, end of period	$13.08		$12.78	$14.28	$15.62	$14.90	$13.81

Total Return[3]
Based on net asset value	3.20%	[4]	(2.25)%	4.98%	13.44%	12.75%	(0.87)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.82%	[8]	0.95%	0.96%	0.95%	0.98%	0.98%

Total expenses after fees waived and/or reimbursed	0.82%	[8]	0.95%	0.96%	0.95%	0.98%	0.97%

Net investment income	1.61%	[8]	1.28%	1.28%	1.36%	1.62%	1.65%

Supplemental Data
Net assets, end of period (000)	$290,598		$298,579	$350,201	$356,117	$343,885	$339,249

Portfolio turnover rate of the LifePath Master Portfolio	14%	[9]	21% [9]	33% [10]	22% [10]	5% [11]	7% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.37%, 0.36%, 0.37%, 0.33%, 0.34% and 0.34% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.12%	0.14%	0.14%	0.15%	0.13%	0.13%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 16% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	35

Financial Highlights (continued)	BlackRock LifePath 2030 Fund

	Investor C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.01		$14.52	$15.85	$15.13	$14.05	$14.62

Net investment income[1]	0.05		0.08	0.09	0.13	0.16	0.14
Net realized and unrealized gain (loss)	0.32		(0.51)	0.58	1.76	1.51	(0.38)

Net increase (decrease) from investment operations	0.37		(0.43)	0.67	1.89	1.67	(0.24)

Distributions:[2]
From net investment income	(0.06)		(0.11)	(0.11)	(0.13)	(0.17)	(0.17)
From net realized gain	—		(0.96)	(1.89)	(1.04)	(0.42)	(0.16)
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.06)		(1.08)	(2.00)	(1.17)	(0.59)	(0.33)

Net asset value, end of period	$13.32		$13.01	$14.52	$15.85	$15.13	$14.05

Total Return[3]
Based on net asset value	2.84%	[4]	(3.01)%	4.23%	12.59%	11.92%	(1.63)%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.62%	[8]	1.71%	1.71%	1.71%	1.72%	1.74%

Total expenses after fees waived and/or reimbursed	1.61%	[8]	1.71%	1.71%	1.71%	1.72%	1.74%

Net investment income	0.81%	[8]	0.56%	0.55%	0.79%	1.05%	1.01%

Supplemental Data
Net assets, end of period (000)	$3,262		$3,173	$3,053	$2,531	$1,010	$154

Portfolio turnover rate of the LifePath Master Portfolio	14%	[9]	21% [9]	33% [10]	22% [10]	5% [11]	7% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.37%, 0.36%, 0.38%, 0.34%, 0.35% and 0.34% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.12%	0.14%	0.14%	0.15%	0.13%	0.13%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 16% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath 2030 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.19		$14.70	$16.01	$15.25	$14.12	$14.63

Net investment income[1]	0.14		0.29	0.31	0.31	0.34	0.35
Net realized and unrealized gain (loss)	0.32		(0.52)	0.60	1.81	1.55	(0.37)

Net increase (decrease) from investment operations	0.46		(0.23)	0.91	2.12	1.89	(0.02)

Distributions:[2]
From net investment income	(0.14)		(0.31)	(0.33)	(0.32)	(0.34)	(0.33)
From net realized gain	—		(0.96)	(1.89)	(1.04)	(0.42)	(0.16)
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.14)		(1.28)	(2.22)	(1.36)	(0.76)	(0.49)

Net asset value, end of period	$13.51		$13.19	$14.70	$16.01	$15.25	$14.12

Total Return[3]
Based on net asset value	3.48%	[4]	(1.66)%	5.66%	14.05%	13.43%	(0.20)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.37%	[8]	0.37%	0.36%	0.35%	0.38%	0.38%

Total expenses after fees waived and/or reimbursed	0.37%	[8]	0.37%	0.36%	0.35%	0.38%	0.38%

Net investment income	2.08%	[8]	2.01%	1.89%	1.95%	2.26%	2.41%

Supplemental Data
Net assets, end of period (000)	$24,392		$16,171	$9,518	$8,666	$11,077	$6,448

Portfolio turnover rate of the LifePath Master Portfolio	14%	[9]	21% [9]	33% [10]	22% [10]	5% [11]	7% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.37%, 0.36%, 0.36%, 0.34%, 0.35% and 0.34% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.12%	0.14%	0.14%	0.15%	0.13%	0.13%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 16% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	37

Financial Highlights (concluded)	BlackRock LifePath 2030 Fund

	Class R
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.09		$14.60	$15.92	$15.17	$14.08	$14.60

Net investment income[1]	0.09		0.15	0.17	0.18	0.28	0.20
Net realized and unrealized gain (loss)	0.32		(0.50)	0.59	1.80	1.47	(0.36)

Net increase (decrease) from investment operations	0.41		(0.35)	0.76	1.98	1.75	(0.16)

Distributions:[2]
From net investment income	(0.10)		(0.19)	(0.19)	(0.19)	(0.24)	(0.20)
From net realized gain	—		(0.96)	(1.89)	(1.04)	(0.42)	(0.16)
From return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.10)		(1.16)	(2.08)	(1.23)	(0.66)	(0.36)

Net asset value, end of period	$13.40		$13.09	$14.60	$15.92	$15.17	$14.08

Total Return[3]
Based on net asset value	3.12%	[4]	(2.50)%	4.73%	13.14%	12.48%	(1.12)%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.02%	[8]	1.20%	1.21%	1.21%	1.22%	1.23%

Total expenses after fees waived and/or reimbursed	1.02%	[8]	1.20%	1.21%	1.21%	1.22%	1.23%

Net investment income	1.42%	[8]	1.07%	1.02%	1.15%	1.84%	1.41%

Supplemental Data
Net assets, end of period (000)	$4,062		$3,178	$3,044	$3,155	$2,088	$188

Portfolio turnover rate of the LifePath Master Portfolio	14%	[9]	21% [9]	33% [10]	22% [10]	5% [11]	7% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.37%, 0.36%, 0.34%, 0.34%, 0.35% and 0.34% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.12%	0.14%	0.14%	0.15%	0.13%	0.13%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 16% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	BlackRock LifePath 2040 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$16.24		$18.37	$20.06	$18.62	$16.98	$17.78

Net investment income[1]	0.15		0.27	0.31	0.35	0.35	0.31
Net realized and unrealized gain (loss)	0.31		(0.67)	0.79	2.77	2.14	(0.73)

Net increase (decrease) from investment operations	0.46		(0.40)	1.10	3.12	2.49	(0.42)

Distributions:[2]
From net investment income	(0.15)		(0.30)	(0.32)	(0.34)	(0.36)	(0.30)
From net realized gain	(0.06)		(1.43)	(2.47)	(1.34)	(0.49)	(0.08)

Total distributions	(0.21)		(1.73)	(2.79)	(1.68)	(0.85)	(0.38)

Net asset value, end of period	$16.49		$16.24	$18.37	$20.06	$18.62	$16.98

Total Return[3]
Based on net asset value	2.82%	[4]	(2.29)%	5.48%	16.92%	14.73%	(2.38)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.55%	[8]	0.67%	0.69%	0.69%	0.71%	0.71%

Total expenses after fees waived and/or reimbursed	0.55%	[8]	0.67%	0.69%	0.68%	0.71%	0.70%

Net investment income	1.92%	[8]	1.46%	1.51%	1.75%	1.91%	1.73%

Supplemental Data
Net assets, end of period (000)	$169,557		$186,357	$434,049	$615,699	$536,902	$528,655

Portfolio turnover rate of the LifePath Master Portfolio	20%	[9]	19% [9]	42% [10]	26% [10]	4% [11]	8% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.38%, 0.39%, 0.39%, 0.35%, 0.36% and 0.35% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.13%	0.17%	0.16%	0.17%	0.15%	0.15%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 14% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	39

Financial Highlights (continued)	BlackRock LifePath 2040 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$15.10		$17.22	$18.98	$17.69	$16.18	$16.97

Net investment income[1]	0.12		0.23	0.25	0.28	0.30	0.25
Net realized and unrealized gain (loss)	0.30		(0.65)	0.75	2.64	2.02	(0.70)

Net increase (decrease) from investment operations	0.42		(0.42)	1.00	2.92	2.32	(0.45)

Distributions:[2]
From net investment income	(0.14)		(0.27)	(0.29)	(0.29)	(0.32)	(0.26)
From net realized gain	(0.06)		(1.43)	(2.47)	(1.34)	(0.49)	(0.08)

Total distributions	(0.20)		(1.70)	(2.76)	(1.63)	(0.81)	(0.34)

Net asset value, end of period	$15.32		$15.10	$17.22	$18.98	$17.69	$16.18

Total Return[3]
Based on net asset value	2.73%	[4]	(2.57)%	5.23%	16.70%	14.41%	(2.65)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.80%	[8]	0.93%	0.94%	0.94%	0.96%	0.96%

Total expenses after fees waived and/or reimbursed	0.80%	[8]	0.92%	0.94%	0.93%	0.96%	0.95%

Net investment income	1.68%	[8]	1.31%	1.30%	1.48%	1.69%	1.50%

Supplemental Data
Net assets, end of period (000)	$209,016		$221,048	$264,312	$262,573	$247,317	$233,427

Portfolio turnover rate of the LifePath Master Portfolio	20%	[9]	19% [9]	42% [10]	26% [10]	4% [11]	8% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.38%, 0.38%, 0.40%, 0.35%, 0.36% and 0.35% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.13%	0.17%	0.16%	0.17%	0.15%	0.15%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 14% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath 2040 Fund

	Investor C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$16.05		$18.19	$19.89	$18.49	$16.92	$17.77

Net investment income[1]	0.07		0.11	0.11	0.17	0.21	0.13
Net realized and unrealized gain (loss)	0.30		(0.69)	0.79	2.73	2.08	(0.73)

Net increase (decrease) from investment operations	0.37		(0.58)	0.90	2.90	2.29	(0.60)

Distributions:[2]
From net investment income	(0.07)		(0.13)	(0.13)	(0.16)	(0.23)	(0.17)
From net realized gain	(0.06)		(1.43)	(2.47)	(1.34)	(0.49)	(0.08)

Total distributions	(0.13)		(1.56)	(2.60)	(1.50)	(0.72)	(0.25)

Net asset value, end of period	$16.29		$16.05	$18.19	$19.89	$18.49	$16.92

Total Return[3]
Based on net asset value	2.28%	[4]	(3.28)%	4.49%	15.80%	13.59%	(3.39)%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.60%	[8]	1.68%	1.69%	1.69%	1.71%	1.72%

Total expenses after fees waived and/or reimbursed	1.60%	[8]	1.68%	1.69%	1.69%	1.71%	1.71%

Net investment income	0.87%	[8]	0.61%	0.55%	0.85%	1.12%	0.72%

Supplemental Data
Net assets, end of period (000)	$2,251		$2,492	$2,277	$1,944	$1,185	$98

Portfolio turnover rate of the LifePath Master Portfolio	20%	[9]	19% [9]	42% [10]	26% [10]	4% [11]	8% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.38%, 0.38%, 0.41%, 0.35%, 0.36% and 0.35% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.13%	0.17%	0.16%	0.17%	0.15%	0.15%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 14% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	41

Financial Highlights (continued)	BlackRock LifePath 2040 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$16.32		$18.47	$20.16	$18.69	$17.05	$17.84

Net investment income[1]	0.17		0.40	0.39	0.41	0.44	0.46
Net realized and unrealized gain (loss)	0.31		(0.75)	0.79	2.81	2.12	(0.80)

Net increase (decrease) from investment operations	0.48		(0.35)	1.18	3.22	2.56	(0.34)

Distributions:[2]
From net investment income	(0.17)		(0.37)	(0.40)	(0.41)	(0.43)	(0.37)
From net realized gain	(0.06)		(1.43)	(2.47)	(1.34)	(0.49)	(0.08)

Total distributions	(0.23)		(1.80)	(2.87)	(1.75)	(0.92)	(0.45)

Net asset value, end of period	$16.57		$16.32	$18.47	$20.16	$18.69	$17.05

Total Return[3]
Based on net asset value	2.92%	[4]	(1.98)%	5.85%	17.41%	15.08%	(1.95)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.35%	[8]	0.36%	0.34%	0.33%	0.36%	0.37%

Total expenses after fees waived and/or reimbursed	0.35%	[8]	0.35%	0.34%	0.33%	0.36%	0.36%

Net investment income	2.15%	[8]	2.21%	1.90%	2.05%	2.36%	2.60%

Supplemental Data
Net assets, end of period (000)	$27,765		$14,470	$4,980	$5,733	$8,038	$4,749

Portfolio turnover rate of the LifePath Master Portfolio	20%	[9]	19% [9]	42% [10]	26% [10]	4% [11]	8% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.38%, 0.38%, 0.40%, 0.35%, 0.36% and 0.35% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.13%	0.17%	0.16%	0.17%	0.15%	0.15%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 14% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (concluded)	BlackRock LifePath 2040 Fund

	Class R
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$16.15		$18.29	$19.98	$18.54	$16.93	$17.74

Net investment income[1]	0.12		0.21	0.20	0.22	0.34	0.23
Net realized and unrealized gain (loss)	0.31		(0.69)	0.80	2.78	2.05	(0.74)

Net increase (decrease) from investment operations	0.43		(0.48)	1.00	3.00	2.39	(0.51)

Distributions:[2]
From net investment income	(0.13)		(0.23)	(0.22)	(0.22)	(0.29)	(0.22)
From net realized gain	(0.06)		(1.43)	(2.47)	(1.34)	(0.49)	(0.08)

Total distributions	(0.19)		(1.66)	(2.69)	(1.56)	(0.78)	(0.30)

Net asset value, end of period	$16.39		$16.15	$18.29	$19.98	$18.54	$16.93

Total Return[3]
Based on net asset value	2.62%	[4]	(2.75)%	4.96%	16.33%	14.19%	(2.88)%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.00%	[8]	1.17%	1.19%	1.19%	1.21%	1.22%

Total expenses after fees waived and/or reimbursed	1.00%	[8]	1.17%	1.19%	1.18%	1.21%	1.22%

Net investment income	1.52%	[8]	1.13%	1.01%	1.12%	1.83%	1.35%

Supplemental Data
Net assets, end of period (000)	$2,133		$1,389	$1,162	$1,438	$1,917	$460

Portfolio turnover rate of the LifePath Master Portfolio	20%	[9]	19% [9]	42% [10]	26% [10]	4% [11]	8% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.38%, 0.38%, 0.39%, 0.35%, 0.37% and 0.35% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.13%	0.17%	0.16%	0.17%	0.15%	0.15%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 14% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	43

Financial Highlights	BlackRock LifePath 2050 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$17.53		$19.59	$21.37	$19.18	$17.16	$18.58

Net investment income[1]	0.17		0.28	0.33	0.41	0.37	0.31
Net realized and unrealized gain (loss)	0.29		(0.74)	0.89	3.36	2.37	(0.99)

Net increase (decrease) from investment operations	0.46		(0.46)	1.22	3.77	2.74	(0.68)

Distributions:[2]
From net investment income	(0.17)		(0.30)	(0.34)	(0.39)	(0.37)	(0.29)
From net realized gain	—		(1.30)	(2.66)	(1.19)	(0.35)	(0.45)

Total distributions	(0.17)		(1.60)	(3.00)	(1.58)	(0.72)	(0.74)

Net asset value, end of period	$17.82		$17.53	$19.59	$21.37	$19.18	$17.16

Total Return[3]
Based on net asset value	2.61%	[4]	(2.46)%	5.73%	19.82%	16.05%	(3.78)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.56%	[8]	0.66%	0.68%	0.71%	0.72%	0.71%

Total expenses after fees waived and/or reimbursed	0.54%	[8]	0.65%	0.67%	0.70%	0.71%	0.68%

Net investment income	1.94%	[8]	1.42%	1.51%	1.97%	1.99%	1.69%

Supplemental Data
Net assets, end of period (000)	$41,329		$40,444	$108,741	$166,385	$106,813	$70,555

Portfolio turnover rate of the LifePath Master Portfolio	24%	[9]	36% [9]	48% [10]	28% [10]	5% [11]	13% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.41%, 0.42%, 0.41%, 0.36%, 0.39% and 0.40% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.19%	0.17%	0.15%	0.15%	0.17%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% and 19% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath 2050 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$17.49		$19.56	$21.35	$19.17	$17.15	$18.58

Net investment income[1]	0.14		0.27	0.28	0.35	0.33	0.26
Net realized and unrealized gain (loss)	0.29		(0.77)	0.89	3.36	2.36	(0.99)

Net increase (decrease) from investment operations	0.43		(0.50)	1.17	3.71	2.69	(0.73)

Distributions:[2]
From net investment income	(0.14)		(0.27)	(0.30)	(0.34)	(0.32)	(0.25)
From net realized gain	—		(1.30)	(2.66)	(1.19)	(0.35)	(0.45)

Total distributions	(0.14)		(1.57)	(2.96)	(1.53)	(0.67)	(0.70)

Net asset value, end of period	$17.78		$17.49	$19.56	$21.35	$19.17	$17.15

Total Return[3]
Based on net asset value	2.49%	[4]	(2.65)%	5.47%	19.48%	15.80%	(4.06)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.81%	[8]	0.92%	0.93%	0.96%	0.97%	0.96%

Total expenses after fees waived and/or reimbursed	0.79%	[8]	0.91%	0.92%	0.95%	0.96%	0.94%

Net investment income	1.70%	[8]	1.38%	1.30%	1.67%	1.77%	1.44%

Supplemental Data
Net assets, end of period (000)	$68,469		$70,473	$70,442	$62,891	$46,189	$32,617

Portfolio turnover rate of the LifePath Master Portfolio	24%	[9]	36% [9]	48% [10]	28% [10]	5% [11]	13% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.41%, 0.40%, 0.42%, 0.36%, 0.39% and 0.40% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.19%	0.17%	0.15%	0.15%	0.17%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% and 19% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	45

Financial Highlights (continued)	BlackRock LifePath 2050 Fund

	Investor C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$17.35		$19.43	$21.23	$19.10	$17.10	$18.57

Net investment income[1]	0.08		0.13	0.12	0.24	0.17	0.12
Net realized and unrealized gain (loss)	0.28		(0.77)	0.87	3.30	2.37	(0.99)

Net increase (decrease) from investment operations	0.36		(0.64)	0.99	3.54	2.54	(0.87)

Distributions:[2]
From net investment income	(0.07)		(0.14)	(0.13)	(0.22)	(0.19)	(0.15)
From net realized gain	—		(1.30)	(2.66)	(1.19)	(0.35)	(0.45)

Total distributions	(0.07)		(1.44)	(2.79)	(1.41)	(0.54)	(0.60)

Net asset value, end of period	$17.64		$17.35	$19.43	$21.23	$19.10	$17.10

Total Return[3]
Based on net asset value	2.10%	[4]	(3.41)%	4.67%	18.60%	14.93%	(4.76)%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.61%	[8]	1.68%	1.69%	1.72%	1.72%	1.71%

Total expenses after fees waived and/or reimbursed	1.59%	[8]	1.67%	1.68%	1.71%	1.70%	1.69%

Net investment income	0.89%	[8]	0.66%	0.55%	1.14%	0.91%	0.63%

Supplemental Data
Net assets, end of period (000)	$638		$717	$605	$553	$118	$39

Portfolio turnover rate of the LifePath Master Portfolio	24%	[9]	36% [9]	48% [10]	28% [10]	5% [11]	13% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.41%, 0.40%, 0.42%, 0.36%, 0.39% and 0.40% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.19%	0.17%	0.15%	0.15%	0.17%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% and 19% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath 2050 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$17.58		$19.66	$21.44	$19.24	$17.20	$18.63

Net investment income[1]	0.19		0.39	0.42	0.46	0.45	0.47
Net realized and unrealized gain (loss)	0.29		(0.78)	0.89	3.39	2.37	(1.10)

Net increase (decrease) from investment operations	0.48		(0.39)	1.31	3.85	2.82	(0.63)

Distributions:[2]
From net investment income	(0.19)		(0.39)	(0.43)	(0.46)	(0.43)	(0.35)
From net realized gain	—		(1.30)	(2.66)	(1.19)	(0.35)	(0.45)

Total distributions	(0.19)		(1.69)	(3.09)	(1.65)	(0.78)	(0.80)

Net asset value, end of period	$17.87		$17.58	$19.66	$21.44	$19.24	$17.20

Total Return[3]
Based on net asset value	2.73%	[4]	(2.10)%	6.12%	20.19%	16.53%	(3.48)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.35%	[8]	0.34%	0.33%	0.36%	0.37%	0.36%

Total expenses after fees waived and/or reimbursed	0.34%	[8]	0.33%	0.32%	0.35%	0.36%	0.34%

Net investment income	2.16%	[8]	2.01%	1.95%	2.22%	2.38%	2.56%

Supplemental Data
Net assets, end of period (000)	$11,341		$1,647	$1,257	$821	$1,018	$625

Portfolio turnover rate of the LifePath Master Portfolio	24%	[9]	36% [9]	48% [10]	28% [10]	5% [11]	13% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.40%, 0.36%, 0.39% and 0.40% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.19%	0.17%	0.15%	0.15%	0.17%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% and 19% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	47

Financial Highlights (concluded)	BlackRock LifePath 2050 Fund

	Class R
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$17.45		$19.53	$21.31	$19.14	$17.13	$18.56

Net investment income[1]	0.13		0.23	0.22	0.30	0.37	0.22
Net realized and unrealized gain (loss)	0.29		(0.78)	0.89	3.35	2.29	(1.00)

Net increase (decrease) from investment operations	0.42		(0.55)	1.11	3.65	2.66	(0.78)

Distributions:[2]
From net investment income	(0.13)		(0.23)	(0.23)	(0.29)	(0.30)	(0.20)
From net realized gain	—		(1.30)	(2.66)	(1.19)	(0.35)	(0.45)

Total distributions	(0.13)		(1.53)	(2.89)	(1.48)	(0.65)	(0.65)

Net asset value, end of period	$17.74		$17.45	$19.53	$21.31	$19.14	$17.13

Total Return[3]
Based on net asset value	2.44%	[4]	(2.92)%	5.21%	19.19%	15.59%	(4.29)%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.01%	[8]	1.17%	1.18%	1.21%	1.22%	1.21%

Total expenses after fees waived and/or reimbursed	0.99%	[8]	1.16%	1.17%	1.20%	1.20%	1.19%

Net investment income	1.50%	[8]	1.20%	1.01%	1.42%	1.98%	1.18%

Supplemental Data
Net assets, end of period (000)	$1,498		$1,550	$1,091	$1,126	$796	$53

Portfolio turnover rate of the LifePath Master Portfolio	24%	[9]	36% [9]	48% [10]	28% [10]	5% [11]	13% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.41%, 0.40%, 0.40%, 0.36%, 0.39% and 0.40% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016	Year Ended December 31,
		2015	2014	2013	2012	2011

Investments in underlying funds	0.14%	0.19%	0.17%	0.15%	0.15%	0.17%

[8]	Annualized.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% and 19% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

48	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Funds” or individually, as a “LifePath Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Retirement Fund	LifePath Retirement Fund	Diversified
BlackRock LifePath® 2020 Fund	LifePath 2020 Fund	Diversified
BlackRock LifePath® 2030 Fund	LifePath 2030 Fund	Diversified
BlackRock LifePath® 2040 Fund	LifePath 2040 Fund	Diversified
BlackRock LifePath® 2050 Fund	LifePath 2050 Fund	Diversified

Each LifePath Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Retirement Master Portfolio, LifePath® 2020 Master Portfolio, LifePath® 2030 Master Portfolio, LifePath® 2040 Master Portfolio and LifePath® 2050 Master Portfolio (each, a “LifePath Master Portfolio” and together, the “LifePath Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Master Portfolio has the same investment objective and strategies as its corresponding LifePath Fund. The value of each LifePath Fund’s investment in its corresponding LifePath Master Portfolio reflects the LifePath Fund’s proportionate interest in the net assets of the LifePath Master Portfolio. The performance of the LifePath Funds is directly affected by the performance of its corresponding LifePath Master Portfolio. At June 30, 2016, the percentage of the LifePath Master Portfolio owned by the corresponding LifePath Fund was 100.0% for each of LifePath Retirement Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund and LifePath 2050 Fund, respectively. As such, the financial statements of each corresponding LifePath Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Funds’ financial statements.

Each LifePath Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R	No	No		None
Investor A	Yes	No	[1]	None
Investor C	No	Yes		None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from each LifePath Master Portfolio are accounted for on a trade date basis. Each LifePath Fund records its proportionate share of its LifePath Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, each LifePath Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

BLACKROCK FUNDS III	JUNE 30, 2016	49

Notes to Financial Statements (continued)

Indemnifications: In the normal course of business, a LifePath Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Fund or its classes are charged to that LifePath Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Funds and other shared expenses prorated to the LifePath Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the LifePath Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The LifePath Funds’ policy is to value their financial instruments at fair value. Each LifePath Fund records its investment in its corresponding LifePath Master Portfolio at fair value based on the LifePath Fund’s proportionate interest in the net assets of the LifePath Master Portfolio. Valuation of securities held by the LifePath Master Portfolio is discussed in Note 3 of the LifePath Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration

The Trust, on behalf of the LifePath Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Funds. BAL is entitled to receive for these administration services an annual fee of 0.35% of the average daily net assets of each LifePath Fund’s Institutional and Investor A Shares, 0.40% of the average daily net assets of Investor C Shares, 0.30% of the average daily net assets of Class R Shares and 0.15% of the average daily net assets of Class K Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2016, the following table shows the class specific administration fees borne directly by each class of each LifePath Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Retirement Fund	$183,946	$164,379	$2,802	$6,789	$966	$358,882
LifePath 2020 Fund	$411,079	$492,185	$4,446	$15,711	$5,789	$929,210
LifePath 2030 Fund	$354,726	$499,146	$6,199	$15,090	$5,380	$880,541
LifePath 2040 Fund	$304,920	$361,372	$4,316	$15,634	$2,418	$688,660
LifePath 2050 Fund	$70,351	$116,456	$1,288	$4,926	$1,962	$194,983

Service and Distribution Fees

The Trust, on behalf of the LifePath Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each LifePath Fund as follows:

	Distribution Fees	Service Fees
Investor A	—	0.25%
Investor C	0.75%	0.25%
Class R	0.25%	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

50	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (continued)

For the six months ended June 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Fund:

	Investor A	Investor C	Class R	Total
LifePath Retirement Fund	$117,255	$7,032	$1,611	$125,898
LifePath 2020 Fund	$351,295	$11,101	$9,677	$372,073
LifePath 2030 Fund	$356,282	$15,487	$8,997	$380,766
LifePath 2040 Fund	$257,915	$10,777	$4,044	$272,736
LifePath 2050 Fund	$83,064	$3,216	$3,269	$89,549

Other Fees

For the six months ended June 30, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the LifePath Funds’ Investor A Shares as follows:

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Investor A	$1,116	$928	$666	$409	$222

For the six months ended June 30, 2016, affiliates received CDSCs as follows:

	LifePath Retirement Fund	LifePath 2030 Fund	LifePath 2050 Fund
Investor C	$68	$91	$347

Officers and Trustees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Funds. BAL has contractually agreed to reimburse the LifePath Funds or provide an offsetting credit against the administration fees paid by the LifePath Funds in an amount equal to the independent expenses through April 30, 2026. These amounts are included in fees waived by the administrator in the Statements of Operations.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the LifePath Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each LifePath Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on each LifePath Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Funds as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the LifePath Funds’ financial statements.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
BlackRock LifePath Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	988,050	$10,247,785	3,082,419	$34,185,070
Shares issued in reinvestment of distributions	76,127	807,148	816,982	8,689,281
Shares redeemed	(5,803,865)	(59,360,978)	(11,402,092)	(125,957,082)

Net decrease	(4,739,688)	$(48,306,045)	(7,502,691)	$(83,082,731)

BLACKROCK FUNDS III	JUNE 30, 2016	51

Notes to Financial Statements (continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
BlackRock LifePath Retirement Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	531,785	$4,923,921	1,024,947	$10,156,190
Shares issued in reinvestment of distributions	82,700	784,472	668,737	6,373,801
Shares redeemed	(2,112,112)	(19,559,607)	(4,653,270)	(46,034,385)

Net decrease	(1,497,627)	$(13,851,214)	(2,959,586)	$(29,504,394)

Investor C
Shares sold	23,444	$242,382	81,259	$877,768
Shares issued in reinvestment of distributions	495	5,174	6,687	69,832
Shares redeemed	(63,889)	(664,132)	(52,089)	(558,971)

Net increase (decrease)	(39,950)	$(416,576)	35,857	$388,629

Class K
Shares sold	409,208	$4,315,169	600,351	$6,640,487
Shares issued in reinvestment of distributions	9,493	100,404	43,257	455,494
Shares redeemed	(216,573)	(2,254,748)	(84,046)	(908,724)

Net increase	202,128	$2,160,825	559,562	$6,187,257

Class R
Shares sold	20,829	$216,786	21,123	$228,653
Shares issued in reinvestment of distributions	451	4,756	3,314	34,961
Shares redeemed	(11,423)	(115,832)	(41,754)	(457,997)

Net increase (decrease)	9,857	$105,710	(17,317)	$(194,383)

Total Net Decrease	(6,065,280)	$(60,307,300)	(9,884,175)	$(106,205,622)

BlackRock LifePath 2020 Fund
Institutional
Shares sold	1,301,622	$18,373,242	4,215,109	$66,252,877
Shares issued in reinvestment of distributions	131,101	1,906,019	1,538,593	22,595,121
Shares redeemed	(5,395,062)	(76,954,922)	(18,834,441)	(295,907,148)

Net decrease	(3,962,339)	$(56,675,661)	(13,080,739)	$(207,059,150)

Investor A
Shares sold	664,705	$8,740,819	1,338,679	$19,437,877
Shares issued in reinvestment of distributions	173,135	2,334,710	1,838,939	24,938,220
Shares redeemed	(2,618,996)	(34,504,564)	(5,778,076)	(83,791,873)

Net decrease	(1,781,156)	$(23,429,035)	(2,600,458)	$(39,415,776)

Investor C
Shares sold	53,791	$767,573	51,355	$790,022
Shares issued in reinvestment of distributions	774	11,140	12,177	175,330
Shares redeemed	(26,150)	(364,407)	(97,038)	(1,455,576)

Net increase (decrease)	28,415	$414,306	(33,506)	$(490,224)

Class K
Shares sold	763,861	$10,956,620	906,154	$14,234,945
Shares issued in reinvestment of distributions	16,985	246,210	102,104	1,485,355
Shares redeemed	(322,728)	(4,525,990)	(319,506)	(4,878,569)

Net increase	458,118	$6,676,840	688,752	$10,841,731

52	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
BlackRock LifePath 2020 Fund (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	58,555	$816,036	153,240	$2,359,038
Shares issued in reinvestment of distributions	1,938	28,050	16,501	239,167
Shares redeemed	(15,222)	(219,083)	(90,678)	(1,408,817)

Net increase	45,271	$625,003	79,063	$1,189,388

Total Net Decrease	(5,211,691)	$(72,388,547)	(14,946,888)	$(234,934,031)

BlackRock LifePath 2030 Fund
Institutional
Shares sold	1,745,824	$22,576,289	5,213,448	$76,881,977
Shares issued in reinvestment of distributions	133,890	1,800,545	1,593,135	21,846,676
Shares redeemed	(4,365,379)	(56,831,263)	(20,505,711)	(303,358,679)

Net decrease	(2,485,665)	$(32,454,429)	(13,699,128)	$(204,630,026)

Investor A
Shares sold	956,667	$12,175,964	1,856,330	$26,432,452
Shares issued in reinvestment of distributions	184,202	2,397,591	2,024,081	26,664,070
Shares redeemed	(2,293,437)	(29,135,360)	(5,033,944)	(70,961,535)

Net decrease	(1,152,568)	$(14,561,805)	(1,153,533)	$(17,865,013)

Investor C
Shares sold	41,237	$531,206	138,615	$2,028,091
Shares issued in reinvestment of distributions	1,075	14,267	19,359	258,835
Shares redeemed	(41,229)	(533,492)	(124,341)	(1,774,867)

Net increase	1,083	$11,981	33,633	$512,059

Class K
Shares sold	804,784	$10,735,380	857,844	$12,732,460
Shares issued in reinvestment of distributions	18,790	252,393	108,207	1,472,178
Shares redeemed	(243,660)	(3,236,685)	(387,243)	(5,532,178)

Net increase	579,914	$7,751,088	578,808	$8,672,460

Class R
Shares sold	74,237	$956,067	104,545	$1,486,750
Shares issued in reinvestment of distributions	2,154	28,717	18,287	245,226
Shares redeemed	(16,021)	(209,603)	(88,538)	(1,295,592)

Net increase	60,370	$775,181	34,294	$436,384

Total Net Decrease	(2,996,866)	$(38,477,984)	(14,205,926)	$(212,874,136)

BlackRock LifePath 2040 Fund
Institutional
Shares sold	1,239,768	$19,608,587	3,838,975	$71,051,113
Shares issued in reinvestment of distributions	132,356	2,177,112	1,271,130	21,570,928
Shares redeemed	(2,565,029)	(41,147,288)	(17,261,307)	(319,896,632)

Net decrease	(1,192,905)	$(19,361,589)	(12,151,202)	$(227,274,591)

Investor A
Shares sold	660,859	$9,875,876	1,308,200	$22,522,484
Shares issued in reinvestment of distributions	169,193	2,586,706	1,495,264	23,333,183
Shares redeemed	(1,821,362)	(27,115,968)	(3,519,184)	(60,270,739)

Net decrease	(991,310)	$(14,653,386)	(715,720)	$(14,415,072)

BLACKROCK FUNDS III	JUNE 30, 2016	53

Notes to Financial Statements (concluded)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
BlackRock LifePath 2040 Fund (concluded)	Shares	Amount	Shares	Amount
Investor C
Shares sold	40,933	$649,394	80,026	$1,463,438
Shares issued in reinvestment of distributions	1,042	16,968	13,679	225,450
Shares redeemed	(59,088)	(920,762)	(63,608)	(1,156,085)

Net increase (decrease)	(17,113)	$(254,400)	30,097	$532,803

Class K
Shares sold	964,938	$15,866,263	787,006	$14,765,461
Shares issued in reinvestment of distributions	22,761	376,178	86,454	1,454,936
Shares redeemed	(198,821)	(3,249,542)	(256,507)	(4,573,411)

Net increase	788,878	$12,992,899	616,953	$11,646,986

Class R
Shares sold	59,064	$945,752	55,743	$1,007,207
Shares issued in reinvestment of distributions	1,370	22,419	7,749	128,802
Shares redeemed	(16,285)	(253,883)	(40,978)	(752,099)

Net increase	44,149	$714,288	22,514	$383,910

Total Net Decrease	(1,368,301)	$(20,562,188)	(12,197,358)	$(229,125,964)

BlackRock LifePath 2050 Fund
Institutional
Shares sold	631,410	$10,689,587	2,156,166	$42,661,367
Shares issued in reinvestment of distributions	21,876	388,208	246,435	4,538,084
Shares redeemed	(641,839)	(11,010,265)	(5,646,501)	(111,606,012)

Net increase (decrease)	11,447	$67,530	(3,243,900)	$(64,406,561)

Investor A
Shares sold	543,697	$9,372,680	822,426	$16,036,796
Shares issued in reinvestment of distributions	30,711	544,070	338,012	6,070,846
Shares redeemed	(753,796)	(13,171,647)	(731,224)	(13,958,447)

Net increase (decrease)	(179,388)	$(3,254,897)	429,214	$8,149,195

Investor C
Shares sold	9,771	$164,545	30,293	$584,184
Shares issued in reinvestment of distributions	154	2,706	3,156	56,080
Shares redeemed	(15,105)	(254,193)	(23,249)	(440,677)

Net increase (decrease)	(5,180)	$(86,942)	10,200	$199,587

Class K
Shares sold	619,007	$10,981,510	39,619	$760,896
Shares issued in reinvestment of distributions	6,851	121,863	7,855	141,933
Shares redeemed	(84,966)	(1,511,739)	(17,717)	(338,992)

Net increase	540,892	$9,591,634	29,757	$563,837

Class R
Shares sold	36,372	$636,922	37,131	$712,379
Shares issued in reinvestment of distributions	559	9,894	6,733	120,074
Shares redeemed	(41,341)	(698,249)	(10,892)	(212,633)

Net increase (decrease)	(4,410)	$(51,433)	32,972	$619,820

Total Net Increase (Decrease)	363,361	$6,265,892	(2,741,757)	$(54,874,122)

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

54	BLACKROCK FUNDS III	JUNE 30, 2016

Master Portfolio Information as of June 30, 2016	Master Investment Portfolio

LifePath® Retirement Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	60%
Equity Funds	39
Common Stocks	1
Short-Term Securities	2
Liabilities in Excess of Other Assets	(2)

Ten Largest Holdings	Percent of Total Net Assets

CoreAlpha Bond Master Portfolio	51%
Active Stock Master Portfolio	13
iShares TIPS Bond ETF	9
International Tilts Master Portfolio	8
Large Cap Index Master Portfolio	8
Master Small Cap Index Series	4
BlackRock Commodity Strategies Fund	3
BlackRock Emerging Markets Fund, Inc.	2
iShares MSCI EAFE Small-Cap ETF	1
iShares MSCI Canada ETF	1

LifePath® 2020 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	49%
Equity Funds	48
Common Stocks	3
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

Ten Largest Holdings	Percent of Total Net Assets

CoreAlpha Bond Master Portfolio	42%
Active Stock Master Portfolio	18
International Tilts Master Portfolio	10
Large Cap Index Master Portfolio	8
iShares TIPS Bond ETF	7
BlackRock Commodity Strategies Fund	4
Master Small Cap Index Series	3
BlackRock Emerging Markets Fund, Inc.	3
iShares MSCI EAFE Small-Cap ETF	1
iShares MSCI Canada ETF	1

LifePath® 2030 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	65%
Fixed Income Funds	27
Common Stocks	7
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

Ten Largest Holdings	Percent of Total Net Assets

CoreAlpha Bond Master Portfolio	25%
Active Stock Master Portfolio	24
International Tilts Master Portfolio	15
Large Cap Index Master Portfolio	12
BlackRock Emerging Markets Fund, Inc.	4
BlackRock Commodity Strategies Fund	4
Master Small Cap Index Series	2
iShares TIPS Bond ETF	2
iShares MSCI EAFE Small-Cap ETF	2
iShares MSCI Canada ETF	1

The LifePath Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Master Portfolios are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS III	JUNE 30, 2016	55

Master Portfolio Information as of June 30, 2016 (concluded)	Master Investment Portfolio

LifePath® 2040 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	79%
Common Stocks	12
Fixed Income Funds	8
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	26%
International Tilts Master Portfolio	19
Large Cap Index Master Portfolio	19
CoreAlpha Bond Master Portfolio	8
BlackRock Emerging Markets Fund, Inc.	5
BlackRock Commodity Strategies Fund	4
iShares MSCI EAFE Small-Cap ETF	3
Master Small Cap Index Series	2
iShares MSCI Canada ETF	2
Simon Property Group, Inc.	1

LifePath® 2050 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	84%
Common Stocks	14
Short-Term Securities	4
Fixed Income Funds	1
Liabilities in Excess of Other Assets	(3)

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	30%
International Tilts Master Portfolio	21
Large Cap Index Master Portfolio	18
BlackRock Emerging Markets Fund, Inc.	6
BlackRock Commodity Strategies Fund	4
iShares MSCI EAFE Small-Cap ETF	3
Master Small Cap Index Series	2
iShares MSCI Canada ETF	2
CoreAlpha Bond Master Portfolio	1
Simon Property Group, Inc.	1

The LifePath Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Master Portfolios are regularly monitored and their composition may vary throughout various periods.

56	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	LifePath Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 39.4%
Active Stock Master Portfolio	$25,661,972	$25,661,972
BlackRock Commodity Strategies Fund (b)	946,679	6,967,558
BlackRock Emerging Markets Fund, Inc.	254,414	4,335,210
International Tilts Master Portfolio	$15,786,569	15,786,569
iShares MSCI Canada ETF (c)	53,837	1,319,545
iShares MSCI EAFE Small-Cap ETF (c)	44,013	2,124,067
Large Cap Index Master Portfolio	$15,477,204	15,477,204
Master Small Cap Index Series	$7,059,647	7,059,647

		78,731,772
Fixed Income Funds — 59.9%
CoreAlpha Bond Master Portfolio	$101,546,868	101,546,868
iShares TIPS Bond ETF	154,119	17,981,064

		119,527,932
Short-Term Securities (d) — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (e)	2,510,574	2,510,574
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (e)	907,946	907,946

		3,418,520
Total Affiliated Investment Companies — 101.0%		201,678,224

Common Stocks
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	250	5,632
Real Estate Investment Trusts (REITs) — 0.5%
AEON REIT Investment Corp.	12	13,710
Alexandria Real Estate Equities, Inc.	80	8,282
American Campus Communities, Inc.	384	20,302
AvalonBay Communities, Inc.	230	41,490
Beni Stabili SpA SIIQ	11,048	6,839
Boston Properties, Inc.	360	47,484
British Land Co. PLC	4,712	38,258
Cambridge Industrial Trust	17,000	6,952
Colony Starwood Homes	243	7,392
CyrusOne, Inc.	280	15,585
DDR Corp.	1,041	18,884
Derwent London PLC	193	6,733
DiamondRock Hospitality Co.	1,470	13,274
Dream Office Real Estate Investment Trust	1,038	14,928
Empiric Student Property PLC	3,734	5,356
EPR Properties	194	15,652
Equity One, Inc.	357	11,488
Essex Property Trust, Inc.	178	40,600
Extra Space Storage, Inc.	386	35,720
First Industrial Realty Trust, Inc.	433	12,046
General Growth Properties, Inc.	1,037	30,923
Gramercy Property Trust	1,624	14,973
Great Portland Estates PLC	838	7,014
Hammerson PLC	3,592	25,872
Healthcare Trust of America, Inc., Class A	464	15,006
Host Hotels & Resorts, Inc.	1,163	18,852
Ichigo Office REIT Investment	15	11,669
Japan Rental Housing Investments, Inc.	33	27,046

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Kenedix Retail REIT Corp.	6	$16,154
Kilroy Realty Corp.	432	28,637
Klepierre	324	14,297
LaSalle Logiport REIT (b)	41	41,733
Link REIT	2,500	17,096
McKay Securities PLC	843	1,859
MGM Growth Properties LLC	289	7,711
National Health Investors, Inc.	211	15,844
National Storage	14,314	16,867
Parkway Properties, Inc.	460	7,696
Public Storage	63	16,102
Retail Properties of America, Inc., Class A	1,811	30,606
Rexford Industrial Realty, Inc.	182	3,838
Sekisui House REIT, Inc.	4	5,395
Simon Property Group, Inc.	424	91,966
SL Green Realty Corp.	126	13,415
STAG Industrial, Inc.	559	13,310
STORE Capital Corp.	670	19,732
Terreno Realty Corp.	803	20,774
UDR, Inc.	596	22,004
Vastned Retail NV	378	15,337
Ventas, Inc.	824	60,004
Westfield Corp.	5,435	43,658

		1,056,365
Real Estate Management & Development — 0.1%
Deutsche Wohnen AG, Bearer Shares	619	21,076
Entra ASA (f)	841	7,924
First Capital Realty, Inc.	456	7,821
Grainger PLC	1,850	5,231
Howard Hughes Corp. (b)	67	7,659
Inmobiliaria Colonial SA	19,553	14,284
Kenedix, Inc.	2,900	10,898
Kungsleden AB	1,710	11,127
LEG Immobilien AG	89	8,328
Mitsui Fudosan Co. Ltd.	2,000	45,901
St. Modwen Properties PLC	3,192	11,457
Sumitomo Realty & Development Co. Ltd.	1,000	27,117
Sun Hung Kai Properties Ltd.	3,000	36,207
UNITE Group PLC	1,514	12,524

		227,554
Total Common Stocks — 0.6%		1,289,551
Total Investments (Cost — $172,144,178) — 101.6%		202,967,775
Liabilities in Excess of Other Assets — (1.6)%		(3,255,964)

Net Assets — 100.0%		$199,711,811

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar

PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	57

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$28,411,425	—		$(2,749,453)[1]	$25,661,972	$25,661,972	$208,732		$(5,554,815)
BlackRock Cash Funds: Institutional, SL Agency Shares	517,747	1,992,827	[2]	—	2,510,574	$2,510,574	$4,502	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	907,946	[2]	—	907,946	$907,946	$1,559	[3]	—
BlackRock Commodity Strategies Fund	1,399,391	9,484		(462,196)	946,679	$6,967,558	—		$(548,364)
BlackRock Emerging Markets Fund, Inc.	325,916	9,255		(80,757)	254,414	$4,335,210	—		$(161,061)
CoreAlpha Bond Master Portfolio	$129,362,345	—		$(27,815,477)[1]	$101,546,868	$101,546,868	$1,314,461		$(4,734)
International Tilts Master Portfolio	$20,042,535	—		$(4,255,966)[1]	$15,786,569	$15,786,569	$305,257		$(799,375)
iShares MSCI Canada ETF	68,752	1,420		(16,335)	53,837	$1,319,545	$10,562		$(35,791)
iShares MSCI EAFE Small-Cap ETF	53,861	2,900		(12,748)	44,013	$2,124,067	$29,820		$18,342
iShares TIPS Bond ETF	208,795	10,375		(65,051)	154,119	$17,981,064	$5,616		$501,412
Large Cap Index Master Portfolio	$24,159,652	—		$(8,682,448)[1]	$15,477,204	$15,477,204	$200,825		$(4,675,684)
Master Small Cap Index Series	$9,573,489	—		$(2,513,842)[1]	$7,059,647	$7,059,647	$66,477		$154,145
Total						$201,678,224	$2,147,811		$(11,105,925)

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,000	USD	3,890	Citibank N.A.	7/21/16	$(169)
AUD	10,000	USD	7,387	Royal Bank of Scotland PLC	7/21/16	54
AUD	2,000	USD	1,538	Royal Bank of Scotland PLC	7/21/16	(50)
AUD	2,000	USD	1,459	Royal Bank of Scotland PLC	7/21/16	29
AUD	5,000	USD	3,636	Royal Bank of Scotland PLC	7/21/16	85
AUD	82,000	USD	60,639	State Street Bank and Trust Co.	7/21/16	382
CAD	25,000	USD	19,433	Morgan Stanley & Co. International PLC	7/21/16	(182)
CHF	14,000	USD	14,531	Morgan Stanley & Co. International PLC	7/21/16	(146)
EUR	2,000	USD	2,277	Barclays Bank PLC	7/21/16	(53)
EUR	7,000	USD	7,820	HSBC Bank PLC	7/21/16	(39)
EUR	14,000	USD	15,787	Morgan Stanley & Co. International PLC	7/21/16	(225)
EUR	1,000	USD	1,102	Morgan Stanley & Co. International PLC	7/21/16	10
EUR	1,000	USD	1,132	Morgan Stanley & Co. International PLC	7/21/16	(21)
EUR	1,000	USD	1,154	Morgan Stanley & Co. International PLC	7/21/16	(42)
EUR	5,000	USD	5,611	Morgan Stanley & Co. International PLC	7/21/16	(54)
EUR	8,000	USD	8,906	Morgan Stanley & Co. International PLC	7/21/16	(13)
EUR	1,000	USD	1,136	Royal Bank of Scotland PLC	7/21/16	(24)
EUR	2,000	USD	2,283	Royal Bank of Scotland PLC	7/21/16	(60)
EUR	1,000	USD	1,145	Royal Bank of Scotland PLC	7/21/16	(33)
EUR	6,000	USD	6,801	Royal Bank of Scotland PLC	7/21/16	(132)
EUR	1,000	USD	1,134	Royal Bank of Scotland PLC	7/21/16	(23)
EUR	1,000	USD	1,122	UBS AG	7/21/16	(10)
GBP	4,000	USD	5,771	Barclays Bank PLC	7/21/16	(424)
GBP	1,000	USD	1,440	HSBC Bank PLC	7/21/16	(103)

See Notes to Financial Statements.

58	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	5,000	USD	6,622	Morgan Stanley & Co. International PLC	7/21/16	$62
GBP	1,000	USD	1,433	Morgan Stanley & Co. International PLC	7/21/16	(96)
GBP	5,000	USD	6,661	Northern Trust Co.	7/21/16	24
GBP	1,000	USD	1,444	Royal Bank of Scotland PLC	7/21/16	(107)
HKD	443,000	USD	57,165	HSBC Bank PLC	7/21/16	(50)
HKD	2,000	USD	258	HSBC Bank PLC	7/21/16	—
HKD	9,000	USD	1,160	Morgan Stanley & Co. International PLC	7/21/16	—
HKD	77,000	USD	9,926	Morgan Stanley & Co. International PLC	7/21/16	1
HKD	12,000	USD	1,547	Morgan Stanley & Co. International PLC	7/21/16	—
ILS	8,000	USD	2,125	BNP Paribas S.A.	7/21/16	(47)
JPY	321,000	USD	3,031	Barclays Bank PLC	7/21/16	99
JPY	3,348,000	USD	30,501	Citibank N.A.	7/21/16	2,150
JPY	984,000	USD	9,215	Goldman Sachs International	7/21/16	381
JPY	1,211,000	USD	11,738	Goldman Sachs International	7/21/16	72
JPY	460,000	USD	4,351	Morgan Stanley & Co. International PLC	7/21/16	135
JPY	106,000	USD	1,003	Morgan Stanley & Co. International PLC	7/21/16	31
JPY	293,000	USD	2,692	Morgan Stanley & Co. International PLC	7/21/16	165
JPY	72,000	USD	673	Morgan Stanley & Co. International PLC	7/21/16	29
JPY	71,000	USD	657	Morgan Stanley & Co. International PLC	7/21/16	36
JPY	114,000	USD	1,045	Morgan Stanley & Co. International PLC	7/21/16	67
JPY	1,068,000	USD	9,809	Morgan Stanley & Co. International PLC	7/21/16	606
JPY	376,000	USD	3,455	Northern Trust Co.	7/21/16	212
JPY	320,000	USD	2,990	Northern Trust Co.	7/21/16	130
JPY	60,000	USD	564	Royal Bank of Scotland PLC	7/21/16	21
JPY	225,000	USD	2,069	Royal Bank of Scotland PLC	7/21/16	125
NZD	2,000	USD	1,375	HSBC Bank PLC	7/21/16	48
PHP	146,000	USD	3,124	BNP Paribas S.A.	7/21/16	(23)
PHP	448,000	USD	9,603	JPMorgan Chase Bank N.A.	7/21/16	(89)
PHP	239,000	USD	5,092	JPMorgan Chase Bank N.A.	7/21/16	(16)
SEK	7,000	USD	848	Morgan Stanley & Co. International PLC	7/21/16	(22)
SEK	56,000	USD	6,910	State Street Bank and Trust Co.	7/21/16	(296)
SEK	2,000	USD	246	State Street Bank and Trust Co.	7/21/16	(10)
SGD	16,000	USD	11,768	Barclays Bank PLC	7/21/16	119
SGD	6,000	USD	4,466	Barclays Bank PLC	7/21/16	(8)
SGD	4,000	USD	2,912	Citibank N.A.	7/21/16	59
SGD	2,000	USD	1,459	Citibank N.A.	7/21/16	27
SGD	3,000	USD	2,218	HSBC Bank PLC	7/21/16	11
SGD	2,000	USD	1,459	HSBC Bank PLC	7/21/16	27
SGD	1,000	USD	738	State Street Bank and Trust Co.	7/21/16	5
SGD	1,000	USD	738	State Street Bank and Trust Co.	7/21/16	5
USD	24,110	AUD	33,000	Barclays Bank PLC	7/21/16	(448)
USD	1,461	AUD	2,000	Morgan Stanley & Co. International PLC	7/21/16	(27)
USD	731	AUD	1,000	Northern Trust Co.	7/21/16	(13)
USD	2,897	AUD	4,000	Northern Trust Co.	7/21/16	(79)
USD	12,265	AUD	17,000	Royal Bank of Scotland PLC	7/21/16	(386)
USD	764	CAD	1,000	Barclays Bank PLC	7/21/16	(6)
USD	765	CAD	1,000	Morgan Stanley & Co. International PLC	7/21/16	(5)
USD	4,597	CAD	6,000	State Street Bank and Trust Co.	7/21/16	(23)
USD	1,014	CHF	1,000	Barclays Bank PLC	7/21/16	(13)
USD	1,024	CHF	1,000	State Street Bank and Trust Co.	7/21/16	(4)
USD	2,261	EUR	2,000	HSBC Bank PLC	7/21/16	38
USD	2,261	EUR	2,000	Royal Bank of Scotland PLC	7/21/16	37
USD	3,467	EUR	3,000	Royal Bank of Scotland PLC	7/21/16	132
USD	1,132	EUR	1,000	State Street Bank and Trust Co.	7/21/16	20
USD	11,309	EUR	10,000	State Street Bank and Trust Co.	7/21/16	193
USD	6,721	EUR	6,000	State Street Bank and Trust Co.	7/21/16	52
USD	4,325	GBP	3,000	Barclays Bank PLC	7/21/16	314
USD	1,442	GBP	1,000	Barclays Bank PLC	7/21/16	105
USD	16,076	GBP	11,000	HSBC Bank PLC	7/21/16	1,370
USD	1,345	GBP	1,000	Morgan Stanley & Co. International PLC	7/21/16	8
USD	12,783	GBP	9,000	Morgan Stanley & Co. International PLC	7/21/16	751
USD	1,427	GBP	1,000	Morgan Stanley & Co. International PLC	7/21/16	90
USD	5,686	GBP	4,000	Morgan Stanley & Co. International PLC	7/21/16	338
USD	13,211	GBP	9,000	Morgan Stanley & Co. International PLC	7/21/16	1,178

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	59

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,032	GBP	3,000	Morgan Stanley & Co. International PLC	7/21/16	$21
USD	1,427	GBP	1,000	Northern Trust Co.	7/21/16	90
USD	2,933	GBP	2,000	Northern Trust Co.	7/21/16	259
USD	1,434	GBP	1,000	Royal Bank of Scotland PLC	7/21/16	97
USD	11,889	GBP	9,000	State Street Bank and Trust Co.	7/21/16	(144)
USD	3,609	HKD	28,000	Citibank N.A.	7/21/16	(1)
USD	2,834	HKD	22,000	HSBC Bank PLC	7/21/16	(3)
USD	2,963	HKD	23,000	HSBC Bank PLC	7/21/16	(3)
USD	3,992	HKD	31,000	HSBC Bank PLC	7/21/16	(5)
USD	7,992	HKD	62,000	Morgan Stanley & Co. International PLC	7/21/16	(1)
USD	9,152	HKD	71,000	Northern Trust Co.	7/21/16	(2)
USD	5,543	HKD	43,000	Northern Trust Co.	7/21/16	(1)
USD	67,343	JPY	7,305,000	Barclays Bank PLC	7/21/16	(3,898)
USD	741	JPY	81,000	Barclays Bank PLC	7/21/16	(49)
USD	1,889	JPY	197,000	HSBC Bank PLC	7/21/16	(33)
USD	9,473	JPY	1,027,000	Morgan Stanley & Co. International PLC	7/21/16	(543)
USD	2,906	JPY	317,000	Morgan Stanley & Co. International PLC	7/21/16	(186)
USD	2,014	JPY	220,000	Morgan Stanley & Co. International PLC	7/21/16	(132)
USD	2,838	JPY	308,000	Morgan Stanley & Co. International PLC	7/21/16	(166)
USD	751	JPY	80,000	Morgan Stanley & Co. International PLC	7/21/16	(29)
USD	11,306	JPY	1,236,000	Morgan Stanley & Co. International PLC	7/21/16	(748)
USD	4,745	JPY	494,000	Morgan Stanley & Co. International PLC	7/21/16	(72)
USD	1,275	JPY	133,000	Morgan Stanley & Co. International PLC	7/21/16	(22)
USD	778	JPY	79,000	Morgan Stanley & Co. International PLC	7/21/16	8
USD	14,870	JPY	1,510,000	Northern Trust Co.	7/21/16	144
USD	1,530	JPY	164,000	Royal Bank of Scotland PLC	7/21/16	(69)
USD	759	JPY	81,000	Royal Bank of Scotland PLC	7/21/16	(31)
USD	2,564	JPY	278,000	State Street Bank and Trust Co.	7/21/16	(147)
USD	794	JPY	85,000	State Street Bank and Trust Co.	7/21/16	(35)
USD	850	JPY	91,000	State Street Bank and Trust Co.	7/21/16	(38)
USD	8,249	NOK	68,000	HSBC Bank PLC	7/21/16	123
USD	2,085	PHP	98,000	Bank of America N.A.	7/21/16	3
USD	15,863	PHP	735,000	JPMorgan Chase Bank N.A.	7/21/16	254
USD	1,001	SEK	8,000	Barclays Bank PLC	7/21/16	56
USD	750	SEK	6,000	HSBC Bank PLC	7/21/16	41
USD	377	SEK	3,000	HSBC Bank PLC	7/21/16	23
USD	1,410	SEK	12,000	Morgan Stanley & Co. International PLC	7/21/16	(8)
USD	2,177	SGD	3,000	Citibank N.A.	7/21/16	(52)
USD	2,204	SGD	3,000	Northern Trust Co.	7/21/16	(25)
Total						$938

Derivative Instruments Categorized by Rick Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$10,952	—	—	$10,952
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$10,014	—	—	$10,014

See Notes to Financial Statements.

60	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts	—	—	—	$573	—	—	$573

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$1,435	—	—	$1,435

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$394,305
Average amounts sold — in USD	$443,772

For more information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$10,952	$10,014

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$10,952	$10,014

Derivatives not subject to a master netting or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$10,952	$10,014

The following table presents the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

	Derivative Assets subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral received	Cash Collateral received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$3	—	—	—	$3
Barclays Bank PLC	693	$(693)	—	—	—
Citibank N.A.	2,236	(222)	—	—	2,014
Goldman Sachs International	453	—	—	—	453
HSBC Bank PLC	1,681	(236)	—	—	1,445
JPMorgan Chase Bank N.A.	254	(105)	—	—	149
Morgan Stanley & Co. International PLC	3,536	(2,740)	—	—	796
Northern Trust Co.	859	(120)	—	—	739
Royal Bank of Scotland PLC	580	(580)	—	—	—
State Street Bank and Trust Co.	657	(657)	—	—	—

Total	$10,952	$(5,353)	—	—	$5,599

	Derivative Liabilities subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral pledged	Cash Collateral pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$4,899	$(693)	—	—	$4,206
BNP Paribas S.A.	70	—	—	—	70
Citibank N.A.	222	(222)	—	—	—
HSBC Bank PLC	236	(236)	—	—	—
JPMorgan Chase Bank N.A.	105	(105)	—	—	—
Morgan Stanley & Co. International PLC	2,740	(2,740)	—	—	—
Northern Trust Co.	120	(120)	—	—	—
Royal Bank of Scotland PLC	915	(580)	—	—	335
State Street Bank and Trust Co.	697	(657)	—	—	40
UBS AG	10	—	—	—	10

Total	$10,014	$(5,353)	—	—	$4,661

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	61

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$14,746,380	$63,985,392	—	$78,731,772
Fixed Income Funds	17,981,064	101,546,868	—	119,527,932
Short-Term Securities	3,418,520	—	—	3,418,520
Common Stocks:
Hotels, Restaurants & Leisure	5,632	—	—	5,632
Real Estate Investment Trusts (REITs)	739,875	316,490	—	1,056,365
Real Estate Management & Development	15,481	212,073	—	227,554

Total	$36,906,952	$166,060,823	—	$202,967,775

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$10,952	—	$10,952
Liabilities:
Forward foreign currency contracts	—	(10,014)	—	(10,014)

Total	—	$938	—	$938

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$30,503	—	—	$30,503
Liabilities:
Collateral on securities loaned at value	—	$(3,140,359)	—	(3,140,359)

Total	$30,503	$(3,140,359)	—	$(3,109,856)

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

62	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	LifePath 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 47.8%
Active Stock Master Portfolio	$93,385,910	$93,385,910
BlackRock Commodity Strategies Fund (b)	2,527,127	18,599,656
BlackRock Emerging Markets Fund, Inc.	889,908	15,164,030
International Tilts Master Portfolio	$54,143,791	54,143,791
iShares MSCI Canada ETF (c)	187,151	4,587,071
iShares MSCI EAFE Small-Cap ETF (c)	155,219	7,490,869
Large Cap Index Master Portfolio	$40,281,467	40,281,467
Master Small Cap Index Series	$17,038,245	17,038,245

		250,691,039
Fixed Income Funds — 49.1%
CoreAlpha Bond Master Portfolio	$222,514,977	222,514,977
iShares TIPS Bond ETF	296,010	34,535,487

		257,050,464
Short-Term Securities (d) — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (e)	5,690,497	5,690,497
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (e)	1,542,471	1,542,471

		7,232,968
Total Affiliated Investment Companies — 98.3%		514,974,471

Common Stocks
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	3,557	80,139
Real Estate Investment Trusts (REITs) — 2.4%
AEON REIT Investment Corp.	134	153,099
Alexandria Real Estate Equities, Inc.	851	88,096
American Campus Communities, Inc.	4,184	221,208
AvalonBay Communities, Inc.	2,609	470,637
Beni Stabili SpA SIIQ	141,205	87,406
Boston Properties, Inc.	4,292	566,115
British Land Co. PLC	54,851	445,351
Cambridge Industrial Trust	196,000	80,155
Colony Starwood Homes	4,253	129,376
CyrusOne, Inc.	4,564	254,032
DDR Corp.	12,048	218,551
Derwent London PLC	2,248	78,427
DiamondRock Hospitality Co.	17,092	154,341
Dream Office Real Estate Investment Trust	12,502	179,796
Duke Realty Corp.	4,396	117,197
Empiric Student Property PLC	44,438	63,743
EPR Properties	2,260	182,337
Equity One, Inc.	4,155	133,708
Essex Property Trust, Inc.	2,066	471,234
Extra Space Storage, Inc.	4,284	396,441
First Industrial Realty Trust, Inc.	5,572	155,013
General Growth Properties, Inc.	12,154	362,432
Gramercy Property Trust	18,736	172,746
Great Portland Estates PLC	9,740	81,528
Hammerson PLC	41,781	300,931
Healthcare Trust of America, Inc., Class A	5,406	174,830
Host Hotels & Resorts, Inc.	14,083	228,285
Ichigo Office REIT Investment	178	138,477
Japan Rental Housing Investments, Inc.	385	315,540
Kenedix Retail REIT Corp.	71	191,160
Kilroy Realty Corp.	4,995	331,119
Klepierre	3,878	171,118
LaSalle Logiport REIT (b)	480	488,586
Link REIT	23,500	160,698
McKay Securities PLC	9,624	21,223
MGM Growth Properties LLC	3,757	100,237

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
National Health Investors, Inc.	2,490	$186,974
National Storage	166,238	195,889
Parkway Properties, Inc.	5,118	85,624
Public Storage	717	183,258
Retail Properties of America, Inc., Class A	20,799	351,503
Rexford Industrial Realty, Inc.	2,119	44,690
Sekisui House REIT, Inc.	45	60,690
Simon Property Group, Inc.	4,920	1,067,148
SL Green Realty Corp.	1,538	163,751
STAG Industrial, Inc.	8,402	200,052
STORE Capital Corp.	7,902	232,714
Terreno Realty Corp.	9,404	243,281
UDR, Inc.	6,963	257,074
Vastned Retail NV	4,534	183,959
Ventas, Inc.	9,477	690,115
Westfield Corp.	63,374	509,063

		12,540,958
Real Estate Management & Development — 0.5%
Deutsche Wohnen AG, Bearer Shares	7,189	244,771
Entra ASA (f)	10,252	96,594
First Capital Realty, Inc.	5,836	100,101
Grainger PLC	21,507	60,811
Howard Hughes Corp. (b)	828	94,657
Inmobiliaria Colonial SA	234,657	171,423
Kenedix, Inc.	41,700	156,703
Kungsleden AB	20,594	134,005
LEG Immobilien AG	1,040	97,311
Mitsui Fudosan Co. Ltd.	19,000	436,065
St. Modwen Properties PLC	39,458	141,623
Sumitomo Realty & Development Co. Ltd.	8,000	216,939
Sun Hung Kai Properties Ltd.	32,000	386,205
UNITE Group PLC	17,561	145,273

		2,482,481
Total Common Stocks — 2.9%		15,103,578
Total Investments (Cost — $489,375,752) — 101.2%		530,078,049
Liabilities in Excess of Other Assets — (1.2)%		(6,218,325)

Net Assets — 100.0%		$523,859,724

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	63

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$98,938,953	—		$(5,553,043)[1]	$93,385,910	$93,385,910	$803,136		$(9,575,877)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,831,794	2,858,703	[2]	—	5,690,497	$5,690,497	$16,659	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,196,918	345,553	[2]	—	1,542,471	$1,542,471	$5,843	[3]	—
BlackRock Commodity Strategies Fund	3,062,221	134,680		(669,774)	2,527,127	$18,599,656	—		$(1,124,543)
BlackRock Emerging Markets Fund, Inc.	1,006,837	31,768		(148,697)	889,908	$15,164,030	—		$(594,701)
CoreAlpha Bond Master Portfolio	$246,301,565	—		$(23,786,588)[1]	$222,514,977	$222,514,977	$2,840,137		$989,412
International Tilts Master Portfolio	$61,723,700	—		$(7,579,909)[1]	$54,143,791	$54,143,791	$1,084,540		$(1,961,114)
iShares MSCI Canada ETF	220,099	1,991		(34,939)	187,151	$4,587,071	$36,672		$(234,327)
iShares MSCI EAFE Small-Cap ETF	172,841	4,970		(22,592)	155,219	$7,490,869	$105,058		$(23,744)
iShares TIPS Bond ETF	342,392	30,794		(77,176)	296,010	$34,535,487	$11,283		$(89,251)
Large Cap Index Master Portfolio	$51,535,999	—		$(11,254,532)[1]	$40,281,467	$40,281,467	$492,257		$(7,352,018)
Master Small Cap Index Series	$20,833,677	—		$(3,795,432)[1]	$ 17,038,245	$17,038,245	$160,952		$55,195
Total						$514,974,471	$5,556,537		$(19,910,968)

[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

[3]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	39,000	USD	30,341	Citibank N.A.	7/21/16	$(1,319)
AUD	12,000	USD	9,211	HSBC Bank PLC	7/21/16	(281)
AUD	47,000	USD	34,747	HSBC Bank PLC	7/21/16	229
AUD	28,000	USD	20,838	Morgan Stanley & Co. International PLC	7/21/16	(2)
AUD	25,000	USD	19,225	Royal Bank of Scotland PLC	7/21/16	(621)
AUD	24,000	USD	17,511	Royal Bank of Scotland PLC	7/21/16	349
AUD	54,000	USD	39,271	Royal Bank of Scotland PLC	7/21/16	913
AUD	975,000	USD	721,106	Royal Bank of Scotland PLC	7/21/16	4,446
CAD	283,000	USD	219,967	Royal Bank of Scotland PLC	7/21/16	(2,045)
CHF	144,000	USD	149,464	Morgan Stanley & Co. International PLC	7/21/16	(1,498)
EUR	20,000	USD	22,766	Barclays Bank PLC	7/21/16	(534)
EUR	9,000	USD	10,383	BNP Paribas S.A.	7/21/16	(379)
EUR	13,000	USD	14,522	HSBC Bank PLC	7/21/16	(71)
EUR	162,000	USD	182,674	HSBC Bank PLC	7/21/16	(2,598)
EUR	21,000	USD	23,777	Morgan Stanley & Co. International PLC	7/21/16	(433)
EUR	19,000	USD	21,657	Morgan Stanley & Co. International PLC	7/21/16	(537)
EUR	53,000	USD	59,481	Morgan Stanley & Co. International PLC	7/21/16	(568)
EUR	89,000	USD	99,080	Morgan Stanley & Co. International PLC	7/21/16	(150)
EUR	14,000	USD	15,787	Morgan Stanley & Co. International PLC	7/21/16	(225)
EUR	113,000	USD	124,532	Morgan Stanley & Co. International PLC	7/21/16	1,076
EUR	60,000	USD	68,013	Royal Bank of Scotland PLC	7/21/16	(1,319)
EUR	7,000	USD	7,940	Royal Bank of Scotland PLC	7/21/16	(159)
EUR	17,000	USD	19,407	Royal Bank of Scotland PLC	7/21/16	(510)
GBP	3,000	USD	4,331	Goldman Sachs International	7/21/16	(320)
GBP	9,000	USD	12,956	HSBC Bank PLC	7/21/16	(924)

See Notes to Financial Statements.

64	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	16,000	USD	22,921	Morgan Stanley & Co. International PLC	7/21/16	$(1,530)
GBP	45,000	USD	59,602	Morgan Stanley & Co. International PLC	7/21/16	560
HKD	4,435,000	USD	572,291	HSBC Bank PLC	7/21/16	(498)
HKD	22,000	USD	2,835	HSBC Bank PLC	7/21/16	1
HKD	88,000	USD	11,344	HSBC Bank PLC	7/21/16	2
HKD	116,000	USD	14,950	Morgan Stanley & Co. International PLC	7/21/16	5
HKD	158,000	USD	20,369	Morgan Stanley & Co. International PLC	7/21/16	1
HKD	814,000	USD	104,937	Morgan Stanley & Co. International PLC	7/21/16	10
HKD	99,000	USD	12,771	Royal Bank of Scotland PLC	7/21/16	(8)
ILS	64,000	USD	17,002	BNP Paribas S.A.	7/21/16	(379)
JPY	36,165,000	USD	329,473	Citibank N.A.	7/21/16	23,220
JPY	3,455,000	USD	32,356	Goldman Sachs International	7/21/16	1,338
JPY	1,332,000	USD	12,238	Morgan Stanley & Co. International PLC	7/21/16	752
JPY	2,661,000	USD	23,942	Morgan Stanley & Co. International PLC	7/21/16	2,009
JPY	712,000	USD	6,653	Morgan Stanley & Co. International PLC	7/21/16	290
JPY	4,937,000	USD	45,651	Morgan Stanley & Co. International PLC	7/21/16	2,496
JPY	734,000	USD	6,730	Morgan Stanley & Co. International PLC	7/21/16	429
JPY	7,834,000	USD	71,954	Morgan Stanley & Co. International PLC	7/21/16	4,446
JPY	3,656,000	USD	34,583	Morgan Stanley & Co. International PLC	7/21/16	1,071
JPY	1,981,000	USD	18,740	Morgan Stanley & Co. International PLC	7/21/16	580
JPY	1,686,000	USD	15,952	Morgan Stanley & Co. International PLC	7/21/16	491
JPY	2,754,000	USD	25,304	Northern Trust Co.	7/21/16	1,553
JPY	2,129,000	USD	19,687	Northern Trust Co.	7/21/16	1,076
JPY	3,790,000	USD	34,852	Royal Bank of Scotland PLC	7/21/16	2,110
JPY	1,321,000	USD	12,426	Royal Bank of Scotland PLC	7/21/16	457
NZD	22,000	USD	15,126	HSBC Bank PLC	7/21/16	530
PHP	1,333,000	USD	28,519	BNP Paribas S.A.	7/21/16	(210)
PHP	4,662,000	USD	99,936	JPMorgan Chase Bank N.A.	7/21/16	(929)
PHP	2,688,000	USD	57,271	JPMorgan Chase Bank N.A.	7/21/16	(185)
SEK	588,000	USD	72,576	Morgan Stanley & Co. International PLC	7/21/16	(3,129)
SGD	175,000	USD	128,716	Barclays Bank PLC	7/21/16	1,298
SGD	57,000	USD	42,423	Barclays Bank PLC	7/21/16	(76)
SGD	6,000	USD	4,366	Citibank N.A.	7/21/16	91
SGD	30,000	USD	21,843	Citibank N.A.	7/21/16	445
SGD	20,000	USD	14,586	Citibank N.A.	7/21/16	273
SGD	11,000	USD	8,118	HSBC Bank PLC	7/21/16	54
SGD	12,000	USD	8,858	HSBC Bank PLC	7/21/16	58
SGD	29,000	USD	21,442	HSBC Bank PLC	7/21/16	104
SGD	13,000	USD	9,485	HSBC Bank PLC	7/21/16	173
USD	246,940	AUD	338,000	Barclays Bank PLC	7/21/16	(4,585)
USD	12,422	AUD	17,000	Morgan Stanley & Co. International PLC	7/21/16	(229)
USD	13,152	AUD	18,000	Northern Trust Co.	7/21/16	(243)
USD	125,531	AUD	174,000	Royal Bank of Scotland PLC	7/21/16	(3,952)
USD	25,032	AUD	34,000	Royal Bank of Scotland PLC	7/21/16	(270)
USD	19,542	CAD	25,000	Goldman Sachs International	7/21/16	291
USD	26,759	CAD	35,000	Morgan Stanley & Co. International PLC	7/21/16	(192)
USD	21,479	EUR	19,000	HSBC Bank PLC	7/21/16	359
USD	13,584	EUR	12,000	Morgan Stanley & Co. International PLC	7/21/16	245
USD	115,313	EUR	102,000	Morgan Stanley & Co. International PLC	7/21/16	1,932
USD	25,879	EUR	23,000	Morgan Stanley & Co. International PLC	7/21/16	313
USD	33,910	EUR	30,000	Royal Bank of Scotland PLC	7/21/16	562
USD	32,357	EUR	28,000	Royal Bank of Scotland PLC	7/21/16	1,233
USD	5,767	GBP	4,000	Barclays Bank PLC	7/21/16	419
USD	13,152	GBP	9,000	HSBC Bank PLC	7/21/16	1,120
USD	62,081	GBP	47,000	HSBC Bank PLC	7/21/16	(756)
USD	129,410	GBP	91,000	Morgan Stanley & Co. International PLC	7/21/16	7,749
USD	11,382	GBP	8,000	Morgan Stanley & Co. International PLC	7/21/16	686
USD	4,269	GBP	3,000	Morgan Stanley & Co. International PLC	7/21/16	258
USD	2,855	GBP	2,000	Morgan Stanley & Co. International PLC	7/21/16	181
USD	169,513	GBP	116,000	Morgan Stanley & Co. International PLC	7/21/16	14,428
USD	5,793	GBP	4,000	Morgan Stanley & Co. International PLC	7/21/16	445
USD	79,601	GBP	56,000	Morgan Stanley & Co. International PLC	7/21/16	4,733
USD	129,171	GBP	88,000	Morgan Stanley & Co. International PLC	7/21/16	11,520
USD	21,311	GBP	16,000	Morgan Stanley & Co. International PLC	7/21/16	(80)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	65

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	49,723	GBP	37,000	Morgan Stanley & Co. International PLC	7/21/16	$257
USD	30,925	GBP	23,000	Morgan Stanley & Co. International PLC	7/21/16	175
USD	29,327	GBP	20,000	Northern Trust Co.	7/21/16	2,589
USD	2,899	GBP	2,000	Royal Bank of Scotland PLC	7/21/16	225
USD	21,911	HKD	170,000	Citibank N.A.	7/21/16	(6)
USD	21,265	HKD	165,000	Citibank N.A.	7/21/16	(8)
USD	32,460	HKD	252,000	HSBC Bank PLC	7/21/16	(30)
USD	31,688	HKD	246,000	HSBC Bank PLC	7/21/16	(28)
USD	53,238	HKD	413,000	Northern Trust Co.	7/21/16	(9)
USD	77,468	HKD	601,000	Northern Trust Co.	7/21/16	(18)
USD	33,651	HKD	261,000	UBS AG	7/21/16	1
USD	15,468	JPY	1,677,000	Barclays Bank PLC	7/21/16	(887)
USD	644,675	JPY	69,930,000	Barclays Bank PLC	7/21/16	(37,304)
USD	8,910	JPY	974,000	Barclays Bank PLC	7/21/16	(589)
USD	89,976	JPY	9,755,000	HSBC Bank PLC	7/21/16	(5,158)
USD	34,954	JPY	3,819,000	Morgan Stanley & Co. International PLC	7/21/16	(2,290)
USD	30,326	JPY	3,291,000	Morgan Stanley & Co. International PLC	7/21/16	(1,769)
USD	6,055	JPY	645,000	Morgan Stanley & Co. International PLC	7/21/16	(235)
USD	15,040	JPY	1,602,000	Morgan Stanley & Co. International PLC	7/21/16	(584)
USD	7,032	JPY	753,000	Morgan Stanley & Co. International PLC	7/21/16	(311)
USD	62,821	JPY	6,540,000	Morgan Stanley & Co. International PLC	7/21/16	(959)
USD	52,211	JPY	5,435,000	Morgan Stanley & Co. International PLC	7/21/16	(793)
USD	11,425	JPY	1,192,000	Morgan Stanley & Co. International PLC	7/21/16	(199)
USD	1,763	JPY	179,000	Morgan Stanley & Co. International PLC	7/21/16	17
USD	20,705	JPY	2,247,000	Northern Trust Co.	7/21/16	(1,209)
USD	9,542	JPY	969,000	Northern Trust Co.	7/21/16	92
USD	16,055	JPY	1,721,000	Royal Bank of Scotland PLC	7/21/16	(729)
USD	9,128	JPY	974,000	Royal Bank of Scotland PLC	7/21/16	(370)
USD	83,584	NOK	689,000	HSBC Bank PLC	7/21/16	1,247
USD	21,441	PHP	1,008,000	Bank of America N.A.	7/21/16	34
USD	165,642	PHP	7,675,000	JPMorgan Chase Bank N.A.	7/21/16	2,647
USD	10,383	SEK	83,000	Barclays Bank PLC	7/21/16	580
USD	6,371	SEK	51,000	HSBC Bank PLC	7/21/16	347
USD	4,397	SEK	35,000	HSBC Bank PLC	7/21/16	263
Total						$22,655

Derivative Instruments Categorized by Rick Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$107,884	—	—	$107,884
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$85,229	—	—	$85,229

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts	—	—	—	$6,132	—	—	$6,132
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$27,223	—	—	$27,223

See Notes to Financial Statements.

66	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,260,259
Average amounts sold — in USD	$4,088,376

For more information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$107,884	$85,229

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$107,884	$85,229

Derivatives not subject to a master netting or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$107,884	$85,229

The following table presents the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

	Derivative Assets subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral received	Cash Collateral received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$34	—	—	—	$34
Barclays Bank PLC	2,297	$(2,297)	—	—	—
Citibank N.A.	24,029	(1,333)	—	—	22,696
Goldman Sachs International	1,629	(320)	—	—	1,309
HSBC Bank PLC	4,487	(4,487)	—	—	—
JPMorgan Chase Bank N.A.	2,647	(1,114)	—	—	1,533
Morgan Stanley & Co. International PLC	57,155	(15,713)	—	—	41,442
Northern Trust Co.	5,310	(1,479)	—	—	3,831
Royal Bank of Scotland PLC	10,295	(9,983)	—	—	312
UBS AG	1	—	—	—	1

Total	$107,884	$(36,726)	—	—	$71,158

	Derivative Liabilities subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral pledged	Cash Collateral pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$43,975	$(2,297)	—	—	$41,678
BNP Paribas S.A.	968	—	—	—	968
Citibank N.A.	1,333	(1,333)	—	—	—
Goldman Sachs International	320	(320)	—	—	—
HSBC Bank PLC	10,344	(4,487)	—	—	5,857
JPMorgan Chase Bank N.A.	1,114	(1,114)	—	—	—
Morgan Stanley & Co. International PLC	15,713	(15,713)	—	—	—
Northern Trust Co.	1,479	(1,479)	—	—	—
Royal Bank of Scotland PLC	9,983	(9,983)	—	—	—

Total	$85,229	$(36,726)	—	—	$48,503

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	67

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$45,841,626	$204,849,413	—	$250,691,039
Fixed Income Funds	34,535,487	222,514,977	—	257,050,464
Short-Term Securities	7,232,968	—	—	7,232,968
Common Stocks:
Hotels, Restaurants & Leisure	80,139	—	—	80,139
Real Estate Investment Trusts (REITs)	8,797,519	3,743,439	—	12,540,958
Real Estate Management & Development	274,897	2,207,584	—	2,482,481

Subtotal	$96,762,636	$433,315,413	—	$530,078,049

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$107,884	—	$107,884
Liabilities:
Forward foreign currency contracts	—	(85,229)	—	(85,229)

Total	—	$22,655	—	$22,655

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$111,886	—	—	$111,886
Liabilities:
Collateral on securities loaned at value	—	$(5,335,025)	—	(5,335,025)

Total	$111,886	$(5,335,025)	—	$(5,223,139)

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

68	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	LifePath 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 64.8%
Active Stock Master Portfolio	$123,426,052	$123,426,052
BlackRock Commodity Strategies Fund (b)	2,587,286	19,042,422
BlackRock Emerging Markets Fund, Inc.	1,260,680	21,481,979
International Tilts Master Portfolio	$77,458,838	77,458,838
iShares MSCI Canada ETF (c)	264,755	6,489,145
iShares MSCI EAFE Small-Cap ETF	221,734	10,700,883
Large Cap Index Master Portfolio	$63,883,889	63,883,889
Master Small Cap Index Series	$12,472,041	12,472,041

		334,955,249
Fixed Income Funds — 26.9%
CoreAlpha Bond Master Portfolio	$127,782,627	127,782,627
iShares TIPS Bond ETF	93,961	10,962,430

		138,745,057
Short-Term Securities — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (d)(e)	8,645,209	8,645,209
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (d)(e)	1,906,295	1,906,295

		10,551,504
Total Affiliated Investment Companies — 93.7%		484,251,810

Common Stocks
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	7,872	177,356
Real Estate Investment Trusts (REITs) — 6.3%
AEON REIT Investment Corp.	351	401,028
Alexandria Real Estate Equities, Inc.	2,264	234,369
American Campus Communities, Inc.	10,846	573,428
AvalonBay Communities, Inc.	6,683	1,205,546
Beni Stabili SpA SIIQ	358,427	221,868
Boston Properties, Inc.	11,159	1,471,872
British Land Co. PLC	145,974	1,185,205
Cambridge Industrial Trust	520,500	212,862
Colony Starwood Homes	11,274	342,955
CyrusOne, Inc.	12,102	673,597
DDR Corp.	32,064	581,641
Derwent London PLC	5,940	207,232
DiamondRock Hospitality Co.	45,169	407,876
Dream Office Real Estate Investment Trust	32,501	467,409
Duke Realty Corp.	11,672	311,175
Empiric Student Property PLC	115,566	165,770
EPR Properties	6,032	486,662
Equity One, Inc.	10,980	353,336
Essex Property Trust, Inc.	5,154	1,175,576
Extra Space Storage, Inc.	10,929	1,011,370
First Industrial Realty Trust, Inc.	14,784	411,291
General Growth Properties, Inc.	30,909	921,706
Gramercy Property Trust	49,741	458,612
Great Portland Estates PLC	25,738	215,438
Hammerson PLC	110,672	797,123
Healthcare Trust of America, Inc., Class A	14,353	464,176
Host Hotels & Resorts, Inc.	36,611	593,464
Ichigo Office REIT Investment	457	355,529
Japan Rental Housing Investments, Inc.	1,008	826,140
Kenedix Retail REIT Corp.	186	500,785
Kilroy Realty Corp.	12,440	824,648
Klepierre	10,288	453,960
LaSalle Logiport REIT (b)	1,253	1,275,412
Link REIT	62,000	423,969
McKay Securities PLC	25,554	56,353
MGM Growth Properties LLC	9,767	260,584
National Health Investors, Inc.	6,546	491,539

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
National Storage	439,330	$517,691
Parkway Properties, Inc.	13,354	223,412
Public Storage	1,678	428,880
Retail Properties of America, Inc., Class A	55,336	935,178
Rexford Industrial Realty, Inc.	5,599	118,083
Sekisui House REIT, Inc.	118	159,144
Simon Property Group, Inc.	12,906	2,799,311
SL Green Realty Corp.	3,993	425,135
STAG Industrial, Inc.	22,286	530,630
STORE Capital Corp.	20,980	617,861
Terreno Realty Corp.	24,856	643,025
UDR, Inc.	18,630	687,820
Vastned Retail NV	11,776	477,790
Ventas, Inc.	25,161	1,832,224
Westfield Corp.	165,320	1,327,962

		32,745,652
Real Estate Management & Development — 1.3%
Deutsche Wohnen AG, Bearer Shares	19,094	650,113
Entra ASA (f)	27,405	258,210
First Capital Realty, Inc.	15,171	260,219
Grainger PLC	56,838	160,708
Howard Hughes Corp. (b)	2,159	246,817
Inmobiliaria Colonial SA	609,836	445,500
Kenedix, Inc.	109,500	411,486
Kungsleden AB	53,651	349,108
LEG Immobilien AG	2,761	258,342
Mitsui Fudosan Co. Ltd.	50,000	1,147,539
St. Modwen Properties PLC	102,917	369,390
Sumitomo Realty & Development Co. Ltd.	21,000	569,465
Sun Hung Kai Properties Ltd.	85,000	1,025,856
UNITE Group PLC	46,735	386,615

		6,539,368
Total Common Stocks — 7.6%		39,462,376
Total Investments (Cost — $507,054,739) — 101.3%		523,714,186
Liabilities in Excess of Other Assets — (1.3)%		(6,837,428)

Net Assets — 100.0%		$516,876,758

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	69

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$127,705,255	—		$(4,279,203)[1]	$123,426,052	$123,426,052	$1,027,179		$7,436,697
BlackRock Cash Funds:
Institutional, SL Agency Shares	1,688,189	6,957,020	[2]	—	$8,645,209	$8,645,209	$23,085	[3]	—
BlackRock Cash Funds:
Prime, SL Agency Shares	439,558	1,466,737	[2]	—	1,906,295	$1,906,295	$7,797	[3]	—
BlackRock Commodity Strategies Fund	3,173,206	28,124		(614,044)	2,587,286	$19,042,422	—		$(863,974)
BlackRock Emerging Markets Fund, Inc.	1,377,544	37,293		(154,157)	1,260,680	$21,481,979	—		$(635,337)
CoreAlpha Bond Master Portfolio	$135,910,507	—		$(8,127,880)[1]	$127,782,627	$127,782,627	$1,581,061		$522,434
International Tilts Master Portfolio	$82,549,286	—		$(5,090,448)[1]	$77,458,838	$77,458,838	$1,485,675		$(2,121,313)
iShares MSCI Canada ETF	297,289	5,229		(37,763)	264,755	$6,489,145	$51,665		$(292,398)
iShares MSCI EAFE Small-Cap ETF	233,145	10,823		(22,234)	221,734	$10,700,883	$149,402		$(58,176)
iShares TIPS Bond ETF	91,590	26,255		(23,884)	93,961	$10,962,430	$3,509		$(34,435)
Large Cap Index Master Portfolio	$71,445,267	—		$(7,561,378)[1]	$63,883,889	$63,883,889	$721,524		$(7,020,329)
Master Small Cap Index Series	$14,504,592	—		$(2,032,551)[1]	$12,472,041	$12,472,041	$113,811		$(663,119)
Total						$484,251,810	$5,164,708		$(3,729,950)

[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

[3]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	114,000	USD	88,688	Citibank N.A.	7/21/16	$(3,855)
AUD	24,000	USD	18,423	HSBC Bank PLC	7/21/16	(563)
AUD	56,000	USD	41,677	HSBC Bank PLC	7/21/16	(4)
AUD	17,000	USD	12,568	HSBC Bank PLC	7/21/16	83
AUD	2,606,000	USD	1,927,173	HSBC Bank PLC	7/21/16	12,097
AUD	58,000	USD	42,318	Royal Bank of Scotland PLC	7/21/16	843
AUD	140,000	USD	101,814	Royal Bank of Scotland PLC	7/21/16	2,367
AUD	48,000	USD	36,912	Royal Bank of Scotland PLC	7/21/16	(1,192)
CAD	6,000	USD	4,712	Morgan Stanley & Co. International PLC	7/21/16	(92)
CAD	696,000	USD	541,024	Morgan Stanley & Co. International PLC	7/21/16	(5,073)
CHF	371,000	USD	385,077	Morgan Stanley & Co. International PLC	7/21/16	(3,860)
EUR	53,000	USD	60,329	Barclays Bank PLC	7/21/16	(1,416)
EUR	42,000	USD	48,453	BNP Paribas S.A.	7/21/16	(1,767)
EUR	392,000	USD	442,025	HSBC Bank PLC	7/21/16	(6,287)
EUR	138,000	USD	154,876	Morgan Stanley & Co. International PLC	7/21/16	(1,478)
EUR	231,000	USD	257,163	Morgan Stanley & Co. International PLC	7/21/16	(389)
EUR	10,000	USD	11,251	Morgan Stanley & Co. International PLC	7/21/16	(135)
EUR	302,000	USD	332,820	Morgan Stanley & Co. International PLC	7/21/16	2,876
EUR	14,000	USD	15,851	Morgan Stanley & Co. International PLC	7/21/16	(289)
EUR	25,000	USD	28,496	Royal Bank of Scotland PLC	7/21/16	(707)
EUR	186,000	USD	210,841	Royal Bank of Scotland PLC	7/21/16	(4,088)
EUR	18,000	USD	20,416	Royal Bank of Scotland PLC	7/21/16	(408)
EUR	21,000	USD	23,846	Royal Bank of Scotland PLC	7/21/16	(503)
EUR	43,000	USD	49,088	Royal Bank of Scotland PLC	7/21/16	(1,290)
EUR	6,000	USD	6,792	Royal Bank of Scotland PLC	7/21/16	(123)

See Notes to Financial Statements.

70	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	15,000	USD	21,656	Goldman Sachs International	7/21/16	$(1,602)
GBP	19,000	USD	27,352	HSBC Bank PLC	7/21/16	(1,950)
GBP	10,000	USD	14,452	Morgan Stanley & Co. International PLC	7/21/16	(1,083)
GBP	102,000	USD	135,098	Morgan Stanley & Co. International PLC	7/21/16	1,270
GBP	19,000	USD	27,219	Morgan Stanley & Co. International PLC	7/21/16	(1,817)
HKD	56,000	USD	7,217	HSBC Bank PLC	7/21/16	3
HKD	11,659,000	USD	1,504,475	HSBC Bank PLC	7/21/16	(1,309)
HKD	2,136,000	USD	275,363	Morgan Stanley & Co. International PLC	7/21/16	26
HKD	435,000	USD	56,063	Morgan Stanley & Co. International PLC	7/21/16	21
ILS	174,000	USD	46,225	BNP Paribas S.A.	7/21/16	(1,030)
JPY	89,588,000	USD	816,170	Citibank N.A.	7/21/16	57,520
JPY	9,294,000	USD	87,039	Goldman Sachs International	7/21/16	3,599
JPY	10,930,000	USD	101,067	Morgan Stanley & Co. International PLC	7/21/16	5,525
JPY	5,764,000	USD	52,846	Morgan Stanley & Co. International PLC	7/21/16	3,366
JPY	28,756,000	USD	264,119	Morgan Stanley & Co. International PLC	7/21/16	16,319
JPY	9,740,000	USD	92,133	Morgan Stanley & Co. International PLC	7/21/16	2,854
JPY	4,741,000	USD	44,848	Morgan Stanley & Co. International PLC	7/21/16	1,387
JPY	1,192,000	USD	11,278	Morgan Stanley & Co. International PLC	7/21/16	347
JPY	3,876,000	USD	35,613	Morgan Stanley & Co. International PLC	7/21/16	2,187
JPY	1,780,000	USD	16,634	Morgan Stanley & Co. International PLC	7/21/16	725
JPY	7,307,000	USD	67,139	Northern Trust Co.	7/21/16	4,122
JPY	9,376,000	USD	86,219	Royal Bank of Scotland PLC	7/21/16	5,219
JPY	3,839,000	USD	36,111	Royal Bank of Scotland PLC	7/21/16	1,328
NZD	59,000	USD	40,564	HSBC Bank PLC	7/21/16	1,421
PHP	3,465,000	USD	74,134	BNP Paribas S.A.	7/21/16	(547)
PHP	12,030,000	USD	257,878	JPMorgan Chase Bank N.A.	7/21/16	(2,396)
PHP	6,867,000	USD	146,309	JPMorgan Chase Bank N.A.	7/21/16	(474)
SEK	354,000	USD	42,911	HSBC Bank USA N.A.	7/21/16	(1,102)
SEK	6,000	USD	737	Morgan Stanley & Co. International PLC	7/21/16	(29)
SEK	1,521,000	USD	187,734	Morgan Stanley & Co. International PLC	7/21/16	(8,095)
SGD	170,000	USD	126,526	Barclays Bank PLC	7/21/16	(227)
SGD	451,000	USD	331,720	Barclays Bank PLC	7/21/16	3,345
SGD	14,000	USD	10,188	Citibank N.A.	7/21/16	213
SGD	80,000	USD	58,249	Citibank N.A.	7/21/16	1,186
SGD	50,000	USD	36,466	Citibank N.A.	7/21/16	681
SGD	32,000	USD	23,348	HSBC Bank PLC	7/21/16	426
SGD	27,000	USD	19,927	HSBC Bank PLC	7/21/16	133
SGD	37,000	USD	27,311	HSBC Bank PLC	7/21/16	178
SGD	76,000	USD	56,192	HSBC Bank PLC	7/21/16	272
USD	640,728	AUD	877,000	Barclays Bank PLC	7/21/16	(11,897)
USD	15,345	AUD	21,000	Morgan Stanley & Co. International PLC	7/21/16	(282)
USD	30,688	AUD	42,000	Northern Trust Co.	7/21/16	(567)
USD	327,536	AUD	454,000	Royal Bank of Scotland PLC	7/21/16	(10,311)
USD	45,874	CAD	60,000	Morgan Stanley & Co. International PLC	7/21/16	(329)
USD	62,176	EUR	55,000	HSBC Bank PLC	7/21/16	1,039
USD	302,978	EUR	268,000	Morgan Stanley & Co. International PLC	7/21/16	5,076
USD	88,165	EUR	78,000	Royal Bank of Scotland PLC	7/21/16	1,462
USD	83,205	EUR	72,000	Royal Bank of Scotland PLC	7/21/16	3,171
USD	14,417	GBP	10,000	Citibank N.A.	7/21/16	1,048
USD	441,359	GBP	302,000	HSBC Bank PLC	7/21/16	37,603
USD	29,228	GBP	20,000	HSBC Bank PLC	7/21/16	2,489
USD	179,639	GBP	136,000	HSBC Bank PLC	7/21/16	(2,185)
USD	27,119	GBP	19,000	HSBC Bank PLC	7/21/16	1,717
USD	328,119	GBP	231,000	Morgan Stanley & Co. International PLC	7/21/16	19,287
USD	171,996	GBP	121,000	Morgan Stanley & Co. International PLC	7/21/16	10,226
USD	17,379	GBP	12,000	Morgan Stanley & Co. International PLC	7/21/16	1,335
USD	391,916	GBP	267,000	Morgan Stanley & Co. International PLC	7/21/16	34,954
USD	62,602	GBP	47,000	Morgan Stanley & Co. International PLC	7/21/16	(234)
USD	130,355	GBP	97,000	Morgan Stanley & Co. International PLC	7/21/16	672
USD	80,673	GBP	60,000	Morgan Stanley & Co. International PLC	7/21/16	457
USD	7,114	GBP	5,000	Morgan Stanley & Co. International PLC	7/21/16	429
USD	8,564	GBP	6,000	Morgan Stanley & Co. International PLC	7/21/16	543
USD	65,986	GBP	45,000	Northern Trust Co.	7/21/16	5,824
USD	102,846	HKD	798,000	Citibank N.A.	7/21/16	(38)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	71

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	83,342	HKD	647,000	HSBC Bank PLC	7/21/16	$(74)
USD	85,529	HKD	664,000	HSBC Bank PLC	7/21/16	(79)
USD	209,588	HKD	1,626,000	Northern Trust Co.	7/21/16	(48)
USD	171,831	HKD	1,333,000	Northern Trust Co.	7/21/16	(30)
USD	51,346	JPY	5,613,000	Barclays Bank PLC	7/21/16	(3,394)
USD	1,621,988	JPY	175,939,000	Barclays Bank PLC	7/21/16	(93,824)
USD	38,971	JPY	4,068,000	Barclays Bank PLC	7/21/16	(702)
USD	23,015	JPY	2,516,000	Barclays Bank PLC	7/21/16	(1,521)
USD	6,609	JPY	690,000	Citibank N.A.	7/21/16	(120)
USD	44,861	JPY	4,671,000	HSBC Bank PLC	7/21/16	(692)
USD	28,290	JPY	2,951,000	HSBC Bank PLC	7/21/16	(489)
USD	234,423	JPY	25,415,000	Morgan Stanley & Co. International PLC	7/21/16	(13,432)
USD	163,449	JPY	17,016,000	Morgan Stanley & Co. International PLC	7/21/16	(2,496)
USD	27,676	JPY	2,881,000	Morgan Stanley & Co. International PLC	7/21/16	(420)
USD	29,139	JPY	3,040,000	Morgan Stanley & Co. International PLC	7/21/16	(508)
USD	98,590	JPY	10,699,000	Morgan Stanley & Co. International PLC	7/21/16	(5,750)
USD	15,133	JPY	1,612,000	Morgan Stanley & Co. International PLC	7/21/16	(587)
USD	54,863	JPY	5,844,000	Morgan Stanley & Co. International PLC	7/21/16	(2,129)
USD	17,641	JPY	1,889,000	Morgan Stanley & Co. International PLC	7/21/16	(782)
USD	4,264	JPY	433,000	Morgan Stanley & Co. International PLC	7/21/16	41
USD	65,506	JPY	7,157,000	Morgan Stanley & Co. International PLC	7/21/16	(4,291)
USD	37,990	JPY	4,119,000	Northern Trust Co.	7/21/16	(2,179)
USD	42,828	JPY	4,591,000	Royal Bank of Scotland PLC	7/21/16	(1,945)
USD	23,580	JPY	2,516,000	Royal Bank of Scotland PLC	7/21/16	(957)
USD	223,572	NOK	1,843,000	HSBC Bank PLC	7/21/16	3,330
USD	56,027	PHP	2,634,000	Bank of America N.A.	7/21/16	89
USD	425,769	PHP	19,728,000	JPMorgan Chase Bank N.A.	7/21/16	6,804
USD	29,897	SEK	239,000	Barclays Bank PLC	7/21/16	1,670
USD	18,363	SEK	147,000	HSBC Bank PLC	7/21/16	1,001
USD	12,813	SEK	102,000	HSBC Bank PLC	7/21/16	767
Total						$55,501

Derivative Instruments Categorized by Rick Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$272,973	—	—	$272,973
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$217,472	—	—	$217,472

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts	—	—	—	$25,827	—	—	$25,827
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$66,911	—	—	$66,911

See Notes to Financial Statements.

72	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$8,294,373
Average amounts sold — in USD	$10,473,803

For more information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$272,973	$217,472

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$272,973	$217,472

Derivatives not subject to a master netting or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$272,973	$217,472

The following table presents the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

	Derivative Assets subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral received	Cash Collateral received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$89	—	—	—	$89
Barclays Bank PLC	5,015	$(5,015)	—	—	—
Citibank N.A.	60,648	(4,013)	—	—	56,635
Goldman Sachs International	3,599	(1,602)	—	—	1,997
HSBC Bank PLC	62,559	(14,734)	—	—	47,825
JPMorgan Chase Bank N.A.	6,804	(2,870)	—	—	3,934
Morgan Stanley & Co. International PLC	109,923	(53,580)	—	—	56,343
Northern Trust Co.	9,946	(2,824)	—	—	7,122
Royal Bank of Scotland PLC	14,390	(14,390)	—	—	—

Total	$272,973	$(99,028)	—	—	$173,945

	Derivative Liabilities subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral pledged	Cash Collateral pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$112,981	$(5,015)	—	—	$107,966
BNP Paribas S.A.	3,344	—	—	—	3,344
Citibank N.A.	4,013	(4,013)	—	—	—
Goldman Sachs International	1,602	(1,602)	—	—	—
HSBC Bank PLC	14,734	(14,734)	—	—	—
JPMorgan Chase Bank N.A.	2,870	(2,870)	—	—	—
Morgan Stanley & Co. International PLC	53,580	(53,580)	—	—	—
Northern Trust Co.	2,824	(2,824)	—	—	—
Royal Bank of Scotland PLC	21,524	(14,390)	—	—	7,134

Total	$217,472	$(99,028)	—	—	$118,444

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	73

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$57,714,429	$277,240,820	—	$334,955,249
Fixed Income Funds	10,962,430	127,782,627	—	138,745,057
Short-Term Securities	10,551,504	—	—	10,551,504
Common Stocks:
Hotels, Restaurants & Leisure	177,356	—	—	177,356
Real Estate Investment Trusts (REITs)	23,130,162	9,615,490	—	32,745,652
Real Estate Management & Development	507,036	6,032,332	—	6,539,368

Total	$103,042,917	$420,671,269	—	$523,714,186

Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$272,973	—	$272,973
Liabilities:
Forward foreign currency contracts	—	(217,472)	—	(217,472)

Total	—	$55,501	—	$55,501

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$287,975	—	—	$287,975
Liabilities:
Collateral on securities loaned at value	—	$(6,593,400)	—	(6,593,400)

Total	$287,975	$(6,593,400)	—	$(6,305,425)

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

74	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	LifePath 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 79.4%
Active Stock Master Portfolio (a)	$106,559,318	$106,559,318
BlackRock Commodity Strategies Fund (b)	2,171,849	15,984,807
BlackRock Emerging Markets Fund, Inc.	1,274,894	21,724,185
International Tilts Master Portfolio	$78,431,998	78,431,998
iShares MSCI Canada ETF (c)	269,062	6,594,710
iShares MSCI EAFE Small-Cap ETF	227,688	10,988,223
Large Cap Index Master Portfolio	$77,958,197	77,958,197
Master Small Cap Index Series	$7,972,588	7,972,588

		326,214,026
Fixed Income Fund — 8.2%
CoreAlpha Bond Master Portfolio	$33,458,732	33,458,732
Short-Term Securities (d) — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (e)	7,581,087	7,581,087
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (e)	1,410,191	1,410,191

		8,991,278
Total Affiliated Investment Companies — 89.8%		368,664,036

Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	9,619	216,716
Real Estate Investment Trusts (REITs) — 9.7%
AEON REIT Investment Corp.	428	489,003
Alexandria Real Estate Equities, Inc.	2,769	286,647
American Campus Communities, Inc.	13,514	714,485
AvalonBay Communities, Inc.	8,167	1,473,245
Beni Stabili SpA SIIQ	436,262	270,048
Boston Properties, Inc.	13,635	1,798,457
British Land Co. PLC	178,525	1,449,495
Cambridge Industrial Trust	637,000	260,505
Colony Starwood Homes	13,796	419,674
CyrusOne, Inc.	14,808	824,213
DDR Corp.	39,214	711,342
Derwent London PLC	7,269	253,598
DiamondRock Hospitality Co.	55,273	499,115
Dream Office Real Estate Investment Trust	39,713	571,127
Duke Realty Corp.	14,284	380,811
Empiric Student Property PLC	151,911	217,904
EPR Properties	7,382	595,580
Equity One, Inc.	13,436	432,371
Essex Property Trust, Inc.	6,298	1,436,511
Extra Space Storage, Inc.	13,355	1,235,872
First Industrial Realty Trust, Inc.	18,085	503,125
General Growth Properties, Inc.	37,771	1,126,331
Gramercy Property Trust	60,874	561,258
Great Portland Estates PLC	31,496	263,635
Hammerson PLC	135,246	974,119
Healthcare Trust of America, Inc., Class A	17,565	568,052
Host Hotels & Resorts, Inc.	44,735	725,154
Ichigo Office REIT Investment	558	434,103
Japan Rental Housing Investments, Inc.	1,231	1,008,908
Kenedix Retail REIT Corp.	227	611,173
Kilroy Realty Corp.	15,202	1,007,741
Klepierre	12,756	562,861
LaSalle Logiport REIT (b)	1,531	1,558,385
Link REIT	76,000	519,704
McKay Securities PLC	31,257	68,929
MGM Growth Properties LLC	11,935	318,426
National Health Investors, Inc.	8,008	601,321
National Storage	537,605	633,494
Parkway Properties, Inc.	16,230	271,528

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Public Storage	2,050	$523,960
Retail Properties of America, Inc., Class A	67,682	1,143,826
Rexford Industrial Realty, Inc.	6,851	144,488
Sekisui House REIT, Inc.	144	194,209
Simon Property Group, Inc.	15,771	3,420,730
SL Green Realty Corp.	4,876	519,148
STAG Industrial, Inc.	27,272	649,346
STORE Capital Corp.	25,675	756,129
Terreno Realty Corp.	30,406	786,603
UDR, Inc.	22,072	814,898
Vastned Retail NV	14,388	583,768
Ventas, Inc.	30,792	2,242,273
Westfield Corp.	202,019	1,622,753

		40,040,381
Real Estate Management & Development — 1.9%
Deutsche Wohnen AG, Bearer Shares	23,364	795,498
Entra ASA (f)	33,118	312,038
First Capital Realty, Inc.	18,538	317,970
Grainger PLC	69,552	196,657
Howard Hughes Corp. (b)	2,624	299,976
Inmobiliaria Colonial SA	746,365	545,238
Kenedix, Inc.	133,800	502,803
Kungsleden AB	65,237	424,498
LEG Immobilien AG	3,378	316,074
Mitsui Fudosan Co. Ltd.	61,000	1,399,997
St. Modwen Properties PLC	124,654	447,409
Sumitomo Realty & Development Co. Ltd.	26,000	705,051
Sun Hung Kai Properties Ltd.	103,000	1,243,096
UNITE Group PLC	57,157	472,831

		7,979,136
Total Common Stocks — 11.7%		48,236,233
Total Investments (Cost — $399,776,856) — 101.5%		416,900,269
Liabilities in Excess of Other Assets — (1.5)%		(5,960,477)

Net Assets — 100.0%		$410,939,792

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	75

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$113,154,626	—		$(6,595,308)[1]	$106,559,318	$106,559,318	$906,233		$(193,076)
BlackRock Cash Funds: Institutional, SL Agency Shares	931,298	6,649,789	[2]	—	7,581,087	$7,581,087	$18,139	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	1,410,191	[2]	—	1,410,191	$1,410,191	$5,742	[3]	—
BlackRock Commodity Strategies Fund	2,587,499	17,254		(432,904)	2,171,849	$15,984,807	—		$(682,856)
BlackRock Emerging Markets Fund, Inc.	1,391,835	52,914		(169,855)	1,274,894	$21,724,185	—		$(813,538)
CoreAlpha Bond Master Portfolio	$31,354,405	$2,104,327	[2]	—	$33,458,732	$33,458,732	$388,793		$212,219
International Tilts Master Portfolio	$82,910,552	—		$(4,478,554)[1]	$78,431,998	$78,431,998	$1,493,978		$(2,543,736)
iShares MSCI Canada ETF	294,258	10,773		(35,969)	269,062	$6,594,710	$52,460		$(258,300)
iShares MSCI EAFE Small-Cap ETF	236,258	14,909		(23,479)	227,688	$10,988,223	$153,280		$(51,895)
Large Cap Index Master Portfolio	$81,187,428	—		$(3,229,231)[1]	$77,958,197	$77,958,197	$842,353		$(4,082,870)
Master Small Cap Index Series	$9,147,421	—		$(1,174,833)[1]	$7,972,588	$7,972,588	$70,504		$178,085
Total						$368,664,036	$3,931,482		$(8,235,967)

[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

[3]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	196,000	USD	152,482	Citibank N.A.	7/21/16	$(6,627)
AUD	14,000	USD	10,747	HSBC Bank PLC	7/21/16	(329)
AUD	3,175,000	USD	2,347,957	HSBC Bank PLC	7/21/16	14,739
AUD	102,000	USD	75,910	Morgan Stanley & Co. International PLC	7/21/16	(6)
AUD	13,000	USD	9,997	Royal Bank of Scotland PLC	7/21/16	(323)
AUD	37,000	USD	26,996	Royal Bank of Scotland PLC	7/21/16	538
AUD	167,000	USD	121,450	Royal Bank of Scotland PLC	7/21/16	2,824
CAD	814,000	USD	632,720	Morgan Stanley & Co. International PLC	7/21/16	(5,903)
CAD	26,000	USD	20,418	Morgan Stanley & Co. International PLC	7/21/16	(397)
CHF	455,000	USD	472,264	Morgan Stanley & Co. International PLC	7/21/16	(4,733)
EUR	70,000	USD	79,681	Barclays Bank PLC	7/21/16	(1,870)
EUR	48,000	USD	55,375	BNP Paribas S.A.	7/21/16	(2,020)
EUR	469,000	USD	528,852	HSBC Bank PLC	7/21/16	(7,522)
EUR	40,000	USD	44,683	HSBC Bank PLC	7/21/16	(220)
EUR	369,000	USD	406,665	Morgan Stanley & Co. International PLC	7/21/16	3,507
EUR	26,000	USD	29,252	Morgan Stanley & Co. International PLC	7/21/16	(351)
EUR	167,000	USD	187,422	Morgan Stanley & Co. International PLC	7/21/16	(1,789)
EUR	281,000	USD	312,826	Morgan Stanley & Co. International PLC	7/21/16	(473)
EUR	34,000	USD	38,495	Morgan Stanley & Co. International PLC	7/21/16	(702)
EUR	34,000	USD	38,755	Royal Bank of Scotland PLC	7/21/16	(961)
EUR	27,000	USD	30,659	Royal Bank of Scotland PLC	7/21/16	(646)
EUR	57,000	USD	65,070	Royal Bank of Scotland PLC	7/21/16	(1,710)
EUR	186,000	USD	210,886	Royal Bank of Scotland PLC	7/21/16	(4,132)
EUR	22,000	USD	24,953	Royal Bank of Scotland PLC	7/21/16	(499)
GBP	20,000	USD	28,791	HSBC Bank PLC	7/21/16	(2,052)
GBP	127,000	USD	168,210	Morgan Stanley & Co. International PLC	7/21/16	1,581
GBP	32,000	USD	45,842	Morgan Stanley & Co. International PLC	7/21/16	(3,060)

See Notes to Financial Statements.

76	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	6,000	USD	8,662	Royal Bank of Scotland PLC	7/21/16	$(641)
HKD	14,172,000	USD	1,828,752	HSBC Bank PLC	7/21/16	(1,591)
HKD	68,000	USD	8,764	HSBC Bank PLC	7/21/16	3
HKD	2,673,000	USD	344,591	Morgan Stanley & Co. International PLC	7/21/16	32
HKD	383,000	USD	49,361	Morgan Stanley & Co. International PLC	7/21/16	18
HKD	196,000	USD	25,285	Royal Bank of Scotland PLC	7/21/16	(15)
ILS	217,000	USD	57,648	BNP Paribas S.A.	7/21/16	(1,284)
JPY	112,310,000	USD	1,023,174	Citibank N.A.	7/21/16	72,109
JPY	7,053,000	USD	64,665	Goldman Sachs International	7/21/16	4,118
JPY	745,000	USD	7,221	Goldman Sachs International	7/21/16	44
JPY	11,443,000	USD	107,153	Goldman Sachs International	7/21/16	4,443
JPY	30,177,000	USD	277,170	Morgan Stanley & Co. International PLC	7/21/16	17,125
JPY	1,452,000	USD	13,738	Morgan Stanley & Co. International PLC	7/21/16	423
JPY	4,061,000	USD	38,424	Morgan Stanley & Co. International PLC	7/21/16	1,180
JPY	3,408,000	USD	30,663	Morgan Stanley & Co. International PLC	7/21/16	2,573
JPY	2,135,000	USD	19,951	Morgan Stanley & Co. International PLC	7/21/16	870
JPY	11,150,000	USD	103,102	Morgan Stanley & Co. International PLC	7/21/16	5,637
JPY	4,685,000	USD	44,050	Morgan Stanley & Co. International PLC	7/21/16	1,640
JPY	11,898,000	USD	112,546	Morgan Stanley & Co. International PLC	7/21/16	3,487
JPY	4,370,000	USD	40,152	Morgan Stanley & Co. International PLC	7/21/16	2,466
JPY	7,539,000	USD	70,454	Northern Trust Co.	7/21/16	3,069
JPY	9,385,000	USD	86,232	Northern Trust Co.	7/21/16	5,294
JPY	11,527,000	USD	105,999	Royal Bank of Scotland PLC	7/21/16	6,416
NZD	73,000	USD	50,189	HSBC Bank PLC	7/21/16	1,759
PHP	4,229,000	USD	90,479	BNP Paribas S.A.	7/21/16	(668)
PHP	14,740,000	USD	315,970	JPMorgan Chase Bank N.A.	7/21/16	(2,936)
PHP	8,374,000	USD	178,417	JPMorgan Chase Bank N.A.	7/21/16	(578)
SEK	1,849,000	USD	228,174	Morgan Stanley & Co. International PLC	7/21/16	(9,796)
SEK	93,000	USD	11,429	Morgan Stanley & Co. International PLC	7/21/16	(445)
SGD	548,000	USD	403,066	Barclays Bank PLC	7/21/16	4,064
SGD	215,000	USD	160,018	Barclays Bank PLC	7/21/16	(287)
SGD	17,000	USD	12,372	Citibank N.A.	7/21/16	258
SGD	61,000	USD	44,488	Citibank N.A.	7/21/16	831
SGD	33,000	USD	24,345	Citibank N.A.	7/21/16	172
SGD	97,000	USD	70,626	Citibank N.A.	7/21/16	1,439
SGD	39,000	USD	28,455	HSBC Bank PLC	7/21/16	520
SGD	45,000	USD	33,216	HSBC Bank PLC	7/21/16	217
SGD	92,000	USD	68,022	HSBC Bank PLC	7/21/16	329
USD	781,732	AUD	1,070,000	Barclays Bank PLC	7/21/16	(14,515)
USD	14,614	AUD	20,000	Morgan Stanley & Co. International PLC	7/21/16	(269)
USD	21,920	AUD	30,000	Northern Trust Co.	7/21/16	(405)
USD	399,680	AUD	554,000	Royal Bank of Scotland PLC	7/21/16	(12,582)
USD	42,815	CAD	56,000	Morgan Stanley & Co. International PLC	7/21/16	(308)
USD	94,959	EUR	84,000	HSBC Bank PLC	7/21/16	1,587
USD	371,940	EUR	329,000	Morgan Stanley & Co. International PLC	7/21/16	6,231
USD	4,528	EUR	4,000	Morgan Stanley & Co. International PLC	7/21/16	82
USD	107,380	EUR	95,000	Royal Bank of Scotland PLC	7/21/16	1,780
USD	101,695	EUR	88,000	Royal Bank of Scotland PLC	7/21/16	3,876
USD	18,742	GBP	13,000	Barclays Bank PLC	7/21/16	1,362
USD	542,199	GBP	371,000	HSBC Bank PLC	7/21/16	46,195
USD	212,662	GBP	161,000	HSBC Bank PLC	7/21/16	(2,585)
USD	8,537	GBP	6,000	Morgan Stanley & Co. International PLC	7/21/16	515
USD	9,992	GBP	7,000	Morgan Stanley & Co. International PLC	7/21/16	633
USD	21,723	GBP	15,000	Morgan Stanley & Co. International PLC	7/21/16	1,669
USD	194,739	GBP	137,000	Morgan Stanley & Co. International PLC	7/21/16	11,578
USD	479,987	GBP	327,000	Morgan Stanley & Co. International PLC	7/21/16	42,808
USD	75,920	GBP	57,000	Morgan Stanley & Co. International PLC	7/21/16	(285)
USD	161,264	GBP	120,000	Morgan Stanley & Co. International PLC	7/21/16	832
USD	99,497	GBP	74,000	Morgan Stanley & Co. International PLC	7/21/16	564
USD	387,772	GBP	273,000	Morgan Stanley & Co. International PLC	7/21/16	22,788
USD	34,146	GBP	24,000	Morgan Stanley & Co. International PLC	7/21/16	2,059
USD	45,302	GBP	31,000	Northern Trust Co.	7/21/16	3,857
USD	83,583	GBP	57,000	Northern Trust Co.	7/21/16	7,377
USD	10,035	GBP	7,000	Royal Bank of Scotland PLC	7/21/16	676

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	77

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	125,657	HKD	975,000	Citibank N.A.	7/21/16	$(47)
USD	103,436	HKD	803,000	HSBC Bank PLC	7/21/16	(92)
USD	103,176	HKD	801,000	HSBC Bank PLC	7/21/16	(95)
USD	201,608	HKD	1,564,000	Northern Trust Co.	7/21/16	(35)
USD	255,089	HKD	1,979,000	Northern Trust Co.	7/21/16	(59)
USD	28,220	JPY	3,085,000	Barclays Bank PLC	7/21/16	(1,865)
USD	53,962	JPY	5,899,000	Barclays Bank PLC	7/21/16	(3,567)
USD	55,055	JPY	5,747,000	Barclays Bank PLC	7/21/16	(991)
USD	45,646	JPY	4,949,000	Barclays Bank PLC	7/21/16	(2,618)
USD	1,963,325	JPY	212,972,000	Barclays Bank PLC	7/21/16	(113,645)
USD	8,995	JPY	939,000	Citibank N.A.	7/21/16	(162)
USD	56,108	JPY	5,842,000	HSBC Bank PLC	7/21/16	(865)
USD	38,739	JPY	4,041,000	HSBC Bank PLC	7/21/16	(670)
USD	126,545	JPY	13,826,000	Morgan Stanley & Co. International PLC	7/21/16	(8,290)
USD	165,508	JPY	17,961,000	Morgan Stanley & Co. International PLC	7/21/16	(9,654)
USD	59,670	JPY	6,356,000	Morgan Stanley & Co. International PLC	7/21/16	(2,316)
USD	18,917	JPY	2,015,000	Morgan Stanley & Co. International PLC	7/21/16	(734)
USD	21,976	JPY	2,353,000	Morgan Stanley & Co. International PLC	7/21/16	(971)
USD	199,384	JPY	20,757,000	Morgan Stanley & Co. International PLC	7/21/16	(3,045)
USD	41,379	JPY	4,317,000	Morgan Stanley & Co. International PLC	7/21/16	(722)
USD	6,303	JPY	640,000	Morgan Stanley & Co. International PLC	7/21/16	61
USD	286,519	JPY	31,063,000	Morgan Stanley & Co. International PLC	7/21/16	(16,418)
USD	47,712	JPY	4,845,000	Northern Trust Co.	7/21/16	462
USD	51,998	JPY	5,574,000	Royal Bank of Scotland PLC	7/21/16	(2,362)
USD	269,918	NOK	2,225,000	HSBC Bank PLC	7/21/16	4,027
USD	68,045	PHP	3,199,000	Bank of America N.A.	7/21/16	108
USD	521,075	PHP	24,144,000	JPMorgan Chase Bank, N.A.	7/21/16	8,327
USD	37,153	SEK	297,000	Barclays Bank PLC	7/21/16	2,075
USD	22,610	SEK	181,000	HSBC Bank PLC	7/21/16	1,233
USD	15,828	SEK	126,000	HSBC Bank PLC	7/21/16	947
Total						$72,696

Derivative Instruments Categorized by Rick Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$337,434	—	—	$337,434
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$264,738	—	—	$264,738
For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts		—	—	—	$35,531	—	—	$35,531
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts		—	—	—	$85,714	—	—	$85,714

See Notes to Financial Statements.

78	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased – in USD	$10,218,572
Average amounts sold – in USD	$12,848,670

For more information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$337,434	$264,738

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$337,434	$264,738

Derivatives not subject to a master netting or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$337,434	$264,738

The following table presents the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

	Derivative Assets subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$108	—	—	—	$108
Barclays Bank PLC	7,501	$(7,501)	—	—	—
Citibank N.A.	74,809	(6,836)	—	—	67,973
Goldman Sachs International	8,605	—	—	—	8,605
HSBC Bank PLC	71,556	(16,021)	—	—	55,535
JPMorgan Chase Bank N.A.	8,327	(3,514)	—	—	4,813
Morgan Stanley & Co. International PLC	130,359	(70,667)	—	—	59,692
Northern Trust Co.	20,059	(499)	—	—	19,560
Royal Bank of Scotland PLC	16,110	(16,110)	—	—	—

Total	$337,434	$(121,148)	—	—	$216,286

	Derivative Liabilities subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral pledged	Cash Collateral pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$139,358	$(7,501)	—	—	$131,857
BNP Paribas S.A.	3,972	—	—	—	3,972
Citibank N.A.	6,836	(6,836)	—	—	—
HSBC Bank PLC	16,021	(16,021)	—	—	—
JPMorgan Chase Bank N.A.	3,514	(3,514)	—	—	—
Morgan Stanley & Co. International PLC	70,667	(70,667)	—	—	—
Northern Trust Co.	499	(499)	—	—	—
Royal Bank of Scotland PLC	23,871	(16,110)	—	—	7,761

Total	$264,738	$(121,148)	—	—	$143,590

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	79

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$55,291,925	$270,922,101	—	$326,214,026
Fixed Income Funds	—	33,458,732	—	33,458,732
Short-Term Securities	8,991,278	—	—	8,991,278
Common Stocks:
Hotels, Restaurants & Leisure	216,716	—	—	216,716
Real Estate Investment Trusts (REITs)	28,281,690	11,758,691	—	40,040,381
Real Estate Management & Development	617,947	7,361,189	—	7,979,136

Total	$93,399,556	$323,500,713	—	$416,900,269

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Forward foreign currency contracts	—	$337,434	—	$337,434
Liabilities:
Forward foreign currency contracts	—	(264,738)	—	(264,738)

Total	—	$72,696	—	$72,696

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$348,631	—	—	$348,631
Liabilities:
Collateral on securities loaned at value	—	$(4,877,500)	—	(4,877,500)

Total	$348,631	$(4,877,500)	—	$(4,528,869)

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

80	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	LifePath 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 84.2%
Active Stock Master Portfolio	$36,528,084	$36,528,084
BlackRock Commodity Strategies Fund (b)	658,098	4,843,599
BlackRock Emerging Markets Fund, Inc.	415,965	7,088,038
International Tilts Master Portfolio	$25,586,359	25,586,359
iShares MSCI Canada ETF (c)	86,156	2,111,683
iShares MSCI EAFE Small-Cap ETF (c)	72,395	3,493,783
Large Cap Index Master Portfolio	$21,830,724	21,830,724
Master Small Cap Index Series	$2,419,558	2,419,558

		103,901,828
Fixed Income Fund — 1.4%
CoreAlpha Bond Master Portfolio	$1,746,753	1,746,753
Short-Term Securities (d) — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (e)	3,886,035	3,886,035
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (e)	971,001	971,001

		4,857,036
Total Affiliated Investment Companies — 89.6%		110,505,617

Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	3,299	74,326
Real Estate Investment Trusts (REITs) — 11.1%
AEON REIT Investment Corp.	149	170,237
Alexandria Real Estate Equities, Inc.	954	98,758
American Campus Communities, Inc.	4,594	242,885
AvalonBay Communities, Inc.	2,801	505,272
Beni Stabili SpA SIIQ	140,832	87,176
Boston Properties, Inc.	4,684	617,820
British Land Co. PLC	61,487	499,231
Cambridge Industrial Trust	220,000	89,970
Colony Starwood Homes	4,745	144,343
CyrusOne, Inc.	5,091	283,365
DDR Corp.	13,506	244,999
Derwent London PLC	2,508	87,498
DiamondRock Hospitality Co.	19,071	172,211
Dream Office Real Estate Investment Trust	13,643	196,205
Duke Realty Corp.	4,903	130,714
Empiric Student Property PLC	47,309	67,861
EPR Properties	2,534	204,443
Equity One, Inc.	4,636	149,187
Essex Property Trust, Inc.	2,160	492,674
Extra Space Storage, Inc.	4,580	423,833
First Industrial Realty Trust, Inc.	6,005	167,059
General Growth Properties, Inc.	12,955	386,318
Gramercy Property Trust	20,897	192,670
Great Portland Estates PLC	10,868	90,970
Hammerson PLC	46,333	333,717
Healthcare Trust of America, Inc., Class A	6,030	195,010
Host Hotels & Resorts, Inc.	15,368	249,115
Ichigo Office REIT Investment	194	150,925
Japan Rental Housing Investments, Inc.	422	345,864
Kenedix Retail REIT Corp.	78	210,007
Kilroy Realty Corp.	5,214	345,636
Klepierre	4,379	193,224
LaSalle Logiport REIT (b)	525	534,391
Link REIT	26,000	177,793
McKay Securities PLC	10,748	23,702
MGM Growth Properties LLC	4,100	109,388
National Health Investors, Inc.	2,754	206,798
National Storage	185,505	218,592
Parkway Properties, Inc.	5,422	90,710

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Public Storage	703	$179,680
Retail Properties of America, Inc., Class A	23,299	393,753
Rexford Industrial Realty, Inc.	2,364	49,857
Sekisui House REIT, Inc.	49	66,085
Simon Property Group, Inc.	5,409	1,173,212
SL Green Realty Corp.	1,677	178,550
STAG Industrial, Inc.	9,372	223,147
STORE Capital Corp.	8,814	259,572
Terreno Realty Corp.	10,493	271,454
UDR, Inc.	7,344	271,141
Vastned Retail NV	4,912	199,296
Ventas, Inc.	10,828	788,495
Westfield Corp.	69,287	556,560

		13,741,373
Real Estate Management & Development — 2.2%
Deutsche Wohnen AG, Bearer Shares	8,030	273,406
Entra ASA (f)	11,047	104,085
First Capital Realty, Inc.	6,369	109,243
Grainger PLC	24,000	67,859
Howard Hughes Corp. (b)	877	100,259
Inmobiliaria Colonial SA	255,135	186,383
Kenedix, Inc.	46,000	172,862
Kungsleden AB	22,405	145,790
LEG Immobilien AG	1,161	108,633
Mitsui Fudosan Co. Ltd.	21,000	481,966
St. Modwen Properties PLC	42,786	153,568
Sumitomo Realty & Development Co. Ltd.	9,000	244,056
Sun Hung Kai Properties Ltd.	35,000	422,411
UNITE Group PLC	19,686	162,851

		2,733,372
Total Common Stocks — 13.4%		16,549,071
Total Investments (Cost — $113,949,705) — 103.0%		127,054,688
Liabilities in Excess of Other Assets — (3.0)%		(3,702,002)

Net Assets — 100.0%		$123,352,686

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	81

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$35,160,143	$1,367,941	[1]	—	$36,528,084	$36,528,084	$291,395		$(4,422,021)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,133,330	2,752,705	[1]	—	3,886,035	$3,886,035	$7,206	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	650,208	320,793	[1]	—	971,001	$971,001	$2,281	[2]	—
BlackRock Commodity Strategies Fund	731,981	52,610		(126,493)	658,098	$4,843,599	—		$(175,863)
BlackRock Emerging Markets Fund, Inc.	392,434	62,348		(38,817)	415,965	$7,088,038	—		$(154,621)
CoreAlpha Bond Master Portfolio	$1,595,987	$150,766	[1]	—	$1,746,753	$1,746,753	$19,472		$10,122
International Tilts Master Portfolio	$24,072,801	$1,513,558	[1]	—	$25,586,359	$25,586,359	$468,290		$(862,140)
iShares MSCI Canada ETF	85,881	10,319		(10,044)	86,156	$2,111,683	$16,781		$(68,719)
iShares MSCI EAFE Small-Cap ETF	70,032	10,373		(8,010)	72,395	$3,493,783	$48,734		$(9,745)
Large Cap Index Master Portfolio	$19,606,042	$2,224,682	[1]	—	$21,830,724	$21,830,724	$219,173		$(1,896,550)
Master Small Cap Index Series	$2,338,662	$80,896	[1]	—	$2,419,558	$2,419,558	$20,393		$(132,756)
Total						$110,505,617	$1,093,725		$(7,712,293)

[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	65,000	USD	50,568	Citibank N.A.	7/21/16	$(2,198)
AUD	22,000	USD	16,053	HSBC Bank PLC	7/21/16	318
AUD	1,088,000	USD	804,646	HSBC Bank PLC	7/21/16	4,996
AUD	62,000	USD	44,316	Northern Trust Co.	7/21/16	1,822
AUD	10,000	USD	7,296	Royal Bank of Scotland PLC	7/21/16	145
AUD	57,000	USD	41,453	Royal Bank of Scotland PLC	7/21/16	964
AUD	18,000	USD	13,842	Royal Bank of Scotland PLC	7/21/16	(447)
CAD	35,000	USD	27,082	Barclays Bank PLC	7/21/16	(130)
CAD	3,000	USD	2,356	Morgan Stanley & Co. International PLC	7/21/16	(46)
CAD	266,000	USD	206,761	Morgan Stanley & Co. International PLC	7/21/16	(1,929)
CHF	149,000	USD	154,653	Morgan Stanley & Co. International PLC	7/21/16	(1,550)
EUR	22,000	USD	25,042	Barclays Bank PLC	7/21/16	(588)
EUR	9,000	USD	10,383	BNP Paribas S.A.	7/21/16	(379)
EUR	161,000	USD	181,546	HSBC Bank PLC	7/21/16	(2,582)
EUR	7,000	USD	7,979	Morgan Stanley & Co. International PLC	7/21/16	(198)
EUR	56,000	USD	62,848	Morgan Stanley & Co. International PLC	7/21/16	(600)
EUR	94,000	USD	104,646	Morgan Stanley & Co. International PLC	7/21/16	(158)
EUR	5,000	USD	5,625	Morgan Stanley & Co. International PLC	7/21/16	(68)
EUR	13,000	USD	14,327	Morgan Stanley & Co. International PLC	7/21/16	123
EUR	127,000	USD	139,961	Morgan Stanley & Co. International PLC	7/21/16	1,209
EUR	15,000	USD	17,098	Royal Bank of Scotland PLC	7/21/16	(425)
EUR	76,000	USD	86,150	Royal Bank of Scotland PLC	7/21/16	(1,670)
EUR	12,000	USD	13,584	Royal Bank of Scotland PLC	7/21/16	(245)
EUR	6,000	USD	6,857	Royal Bank of Scotland PLC	7/21/16	(188)
EUR	7,000	USD	7,940	Royal Bank of Scotland PLC	7/21/16	(159)
EUR	12,000	USD	13,626	Royal Bank of Scotland PLC	7/21/16	(287)
EUR	18,000	USD	20,548	Royal Bank of Scotland PLC	7/21/16	(540)
GBP	3,000	USD	4,319	HSBC Bank PLC	7/21/16	(308)

See Notes to Financial Statements.

82	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	7,000	USD	10,028	Morgan Stanley & Co. International PLC	7/21/16	$(669)
GBP	38,000	USD	50,331	Morgan Stanley & Co. International PLC	7/21/16	473
GBP	14,000	USD	20,212	Royal Bank of Scotland PLC	7/21/16	(1,495)
HKD	4,732,000	USD	610,616	HSBC Bank PLC	7/21/16	(531)
HKD	23,000	USD	2,964	HSBC Bank PLC	7/21/16	1
HKD	175,000	USD	22,554	Morgan Stanley & Co. International PLC	7/21/16	8
HKD	915,000	USD	117,958	Morgan Stanley & Co. International PLC	7/21/16	11
ILS	64,000	USD	17,002	BNP Paribas S.A.	7/21/16	(379)
JPY	35,919,000	USD	327,232	Citibank N.A.	7/21/16	23,062
JPY	3,674,000	USD	34,403	Goldman Sachs International	7/21/16	1,427
JPY	1,166,000	USD	10,690	Morgan Stanley & Co. International PLC	7/21/16	681
JPY	7,780,000	USD	71,458	Morgan Stanley & Co. International PLC	7/21/16	4,415
JPY	1,269,000	USD	11,660	Morgan Stanley & Co. International PLC	7/21/16	716
JPY	712,000	USD	6,653	Morgan Stanley & Co. International PLC	7/21/16	290
JPY	3,976,000	USD	36,765	Morgan Stanley & Co. International PLC	7/21/16	2,010
JPY	4,108,000	USD	38,859	Morgan Stanley & Co. International PLC	7/21/16	1,204
JPY	2,150,000	USD	20,338	Morgan Stanley & Co. International PLC	7/21/16	629
JPY	387,000	USD	3,661	Morgan Stanley & Co. International PLC	7/21/16	113
JPY	2,462,000	USD	23,295	Morgan Stanley & Co. International PLC	7/21/16	716
JPY	3,332,000	USD	30,615	Northern Trust Co.	7/21/16	1,879
JPY	3,648,000	USD	33,733	Northern Trust Co.	7/21/16	1,843
JPY	2,413,000	USD	22,550	Northern Trust Co.	7/21/16	982
JPY	3,799,000	USD	34,937	Royal Bank of Scotland PLC	7/21/16	2,112
JPY	1,314,000	USD	12,360	Royal Bank of Scotland PLC	7/21/16	455
NZD	21,000	USD	14,438	HSBC Bank PLC	7/21/16	506
PHP	1,432,000	USD	30,638	BNP Paribas S.A.	7/21/16	(226)
PHP	4,793,000	USD	102,744	JPMorgan Chase Bank N.A.	7/21/16	(955)
PHP	2,573,000	USD	54,821	JPMorgan Chase Bank N.A.	7/21/16	(178)
SEK	29,000	USD	3,564	Morgan Stanley & Co. International PLC	7/21/16	(139)
SEK	652,000	USD	80,460	Morgan Stanley & Co. International PLC	7/21/16	(3,455)
SEK	165,000	USD	19,875	Morgan Stanley & Co. International PLC	7/21/16	(388)
SGD	193,000	USD	141,956	Barclays Bank PLC	7/21/16	1,431
SGD	79,000	USD	58,797	Barclays Bank PLC	7/21/16	(105)
SGD	6,000	USD	4,366	Citibank N.A.	7/21/16	91
SGD	30,000	USD	21,843	Citibank N.A.	7/21/16	445
SGD	3,000	USD	2,200	Citibank N.A.	7/21/16	29
SGD	20,000	USD	14,586	Citibank N.A.	7/21/16	273
SGD	29,000	USD	21,442	HSBC Bank PLC	7/21/16	104
SGD	13,000	USD	9,485	HSBC Bank PLC	7/21/16	173
SGD	11,000	USD	8,118	HSBC Bank PLC	7/21/16	54
SGD	10,000	USD	7,382	Northern Trust Co.	7/21/16	48
USD	265,204	AUD	363,000	Barclays Bank PLC	7/21/16	(4,924)
USD	21,921	AUD	30,000	Morgan Stanley & Co. International PLC	7/21/16	(403)
USD	7,244	AUD	10,000	Morgan Stanley & Co. International PLC	7/21/16	(198)
USD	10,229	AUD	14,000	Northern Trust Co.	7/21/16	(189)
USD	5,070	AUD	7,000	Northern Trust Co.	7/21/16	(139)
USD	20,798	AUD	28,000	Northern Trust Co.	7/21/16	(38)
USD	135,631	AUD	188,000	Royal Bank of Scotland PLC	7/21/16	(4,270)
USD	29,817	CAD	39,000	Morgan Stanley & Co. International PLC	7/21/16	(214)
USD	6,702	EUR	6,000	HSBC Bank PLC	7/21/16	33
USD	10,173	EUR	9,000	HSBC Bank PLC	7/21/16	168
USD	2,240	EUR	2,000	Morgan Stanley & Co. International PLC	7/21/16	17
USD	20,348	EUR	18,000	Morgan Stanley & Co. International PLC	7/21/16	340
USD	125,487	EUR	111,000	Morgan Stanley & Co. International PLC	7/21/16	2,102
USD	27,128	EUR	24,000	Royal Bank of Scotland PLC	7/21/16	450
USD	33,513	EUR	29,000	Royal Bank of Scotland PLC	7/21/16	1,277
USD	14,429	GBP	10,000	Barclays Bank PLC	7/21/16	1,059
USD	7,241	GBP	5,000	Barclays Bank PLC	7/21/16	557
USD	77,933	GBP	59,000	HSBC Bank PLC	7/21/16	(947)
USD	184,143	GBP	126,000	HSBC Bank PLC	7/21/16	15,689
USD	4,336	GBP	3,000	Morgan Stanley & Co. International PLC	7/21/16	325
USD	5,793	GBP	4,000	Morgan Stanley & Co. International PLC	7/21/16	445
USD	68,230	GBP	48,000	Morgan Stanley & Co. International PLC	7/21/16	4,057
USD	157,060	GBP	107,000	Morgan Stanley & Co. International PLC	7/21/16	14,008

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	83

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,971	GBP	21,000	Morgan Stanley & Co. International PLC	7/21/16	$(105)
USD	55,099	GBP	41,000	Morgan Stanley & Co. International PLC	7/21/16	284
USD	33,614	GBP	25,000	Morgan Stanley & Co. International PLC	7/21/16	190
USD	123,573	GBP	87,000	Morgan Stanley & Co. International PLC	7/21/16	7,259
USD	2,846	GBP	2,000	Morgan Stanley & Co. International PLC	7/21/16	172
USD	14,227	GBP	10,000	Morgan Stanley & Co. International PLC	7/21/16	858
USD	4,282	GBP	3,000	Morgan Stanley & Co. International PLC	7/21/16	271
USD	30,794	GBP	21,000	Northern Trust Co.	7/21/16	2,718
USD	5,413	HKD	42,000	Citibank N.A.	7/21/16	(2)
USD	11,735	HKD	91,000	HSBC Bank PLC	7/21/16	3
USD	34,522	HKD	268,000	HSBC Bank PLC	7/21/16	(31)
USD	35,422	HKD	275,000	HSBC Bank PLC	7/21/16	(33)
USD	86,619	HKD	672,000	Northern Trust Co.	7/21/16	(20)
USD	69,351	HKD	538,000	Northern Trust Co.	7/21/16	(12)
USD	5,946	JPY	650,000	Barclays Bank PLC	7/21/16	(393)
USD	35,455	JPY	3,701,000	Barclays Bank PLC	7/21/16	(638)
USD	15,108	JPY	1,638,000	Barclays Bank PLC	7/21/16	(867)
USD	632,000	JPY	68,555,000	Barclays Bank PLC	7/21/16	(36,570)
USD	3,554	JPY	371,000	Citibank N.A.	7/21/16	(64)
USD	7,366	JPY	767,000	HSBC Bank PLC	7/21/16	(114)
USD	12,568	JPY	1,311,000	HSBC Bank PLC	7/21/16	(217)
USD	29,344	JPY	3,206,000	Morgan Stanley & Co. International PLC	7/21/16	(1,922)
USD	21,125	JPY	2,348,000	Morgan Stanley & Co. International PLC	7/21/16	(1,773)
USD	86,021	JPY	9,335,000	Morgan Stanley & Co. International PLC	7/21/16	(5,017)
USD	6,816	JPY	726,000	Morgan Stanley & Co. International PLC	7/21/16	(265)
USD	20,588	JPY	2,193,000	Morgan Stanley & Co. International PLC	7/21/16	(799)
USD	8,639	JPY	925,000	Morgan Stanley & Co. International PLC	7/21/16	(382)
USD	66,673	JPY	6,941,000	Morgan Stanley & Co. International PLC	7/21/16	(1,018)
USD	11,845	JPY	1,233,000	Morgan Stanley & Co. International PLC	7/21/16	(180)
USD	2,541	JPY	258,000	Morgan Stanley & Co. International PLC	7/21/16	25
USD	94,719	JPY	10,269,000	Morgan Stanley & Co. International PLC	7/21/16	(5,427)
USD	13,127	JPY	1,333,000	Northern Trust Co.	7/21/16	127
USD	22,061	JPY	2,276,000	Northern Trust Co.	7/21/16	(136)
USD	8,442	JPY	905,000	Royal Bank of Scotland PLC	7/21/16	(383)
USD	10,656	JPY	1,137,000	Royal Bank of Scotland PLC	7/21/16	(432)
USD	90,494	NOK	746,000	HSBC Bank PLC	7/21/16	1,345
USD	22,930	PHP	1,078,000	Bank of America N.A.	7/21/16	36
USD	166,613	PHP	7,720,000	JPMorgan Chase Bank N.A.	7/21/16	2,663
USD	14,261	SEK	114,000	Barclays Bank PLC	7/21/16	797
USD	8,744	SEK	70,000	HSBC Bank PLC	7/21/16	477
USD	6,030	SEK	48,000	HSBC Bank PLC	7/21/16	361
USD	4,285	SEK	35,000	HSBC Bank PLC	7/21/16	151
Total						$22,685

Derivative Instruments Categorized by Rick Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$114,022	—	—	$114,022
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$91,337	—	—	$91,337

See Notes to Financial Statements.

84	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts	—	—	—	$8,070	—	—	$8,070
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$27,318	—	—	$27,318

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,292,622
Average amounts sold — in USD	$4,280,751

For more information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$114,022	$91,337

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$114,022	$91,337

Derivatives not subject to a master netting or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$114,022	$91,337

The following table presents the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

	Derivative Assets subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral received	Cash Collateral received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$36	—	—	—	$36
Barclays Bank PLC	3,844	$(3,844)	—	—	—
Citibank N.A.	23,900	(2,264)	—	—	21,636
Goldman Sachs International	1,427	—	—	—	1,427
HSBC Bank PLC	24,379	(4,763)	—	—	19,616
JPMorgan Chase Bank N.A.	2,663	(1,133)	—	—	1,530
Morgan Stanley & Co. International PLC	42,951	(26,903)	—	—	16,048
Northern Trust Co.	9,419	(534)	—	—	8,885
Royal Bank of Scotland PLC	5,403	(5,403)	—	—	—

Total	$114,022	$(44,844)	—	—	$69,178

	Derivative Liabilities subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral pledged	Cash Collateral pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$44,215	$(3,844)	—	—	$40,371
BNP Paribas S.A.	984	—	—	—	984
Citibank N.A.	2,264	(2,264)	—	—	—
HSBC Bank PLC	4,763	(4,763)	—	—	—
JPMorgan Chase Bank N.A.	1,133	(1,133)	—	—	—
Morgan Stanley & Co. International PLC	26,903	(26,903)	—	—	—
Northern Trust Co.	534	(534)	—	—	—
Royal Bank of Scotland PLC	10,541	(5,403)	—	—	5,138

Total	$91,337	$(44,844)	—	—	$46,493

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	85

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$17,537,103	$86,364,725	—	$103,901,828
Fixed Income Funds	—	1,746,753	—	1,746,753
Short-Term Securities	4,857,036	—	—	4,857,036
Common Stocks:
Hotels, Restaurants & Leisure	74,326	—	—	74,326
Real Estate Investment Trusts (REITs)	9,706,136	4,035,237	—	13,741,373
Real Estate Management & Development	209,503	2,523,869	—	2,733,372

Total	$32,384,104	$94,670,584	—	$127,054,688

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$114,022	—	$114,022
Liabilities:
Forward foreign currency contracts	—	(91,337)	—	(91,337)

Total	—	$22,685	—	$22,685

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$112,117	—	—	$112,117
Liabilities:
Collateral on securities loaned at value	—	$(3,358,450)	—	(3,358,450)

Total	$112,117	$(3,358,450)	—	$(3,246,333)

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

86	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2016 (Unaudited)	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio

Assets
Investments at value — unaffiliated[1]	$1,289,551	$15,103,578	$39,462,376	$48,236,233	$16,549,071
Investments at value — affiliated[2,3]	201,678,224	514,974,471	484,251,810	368,664,036	110,505,617
Foreign currency at value[4]	30,503	111,886	287,975	348,631	112,117
Receivables:
Dividends — unaffiliated	4,720	54,583	142,962	174,655	59,810
Dividends — affiliated	147	445	833	893	339
Investments sold — unaffiliated	33,765	241,783	1,013,702	1,279,634	506,813
Investments sold — affiliated	1,895,741	3,179,535	3,869,008	3,837,472	288,826
Securities lending income — affiliated	604	4,210	2,222	2,338	786
Unrealized appreciation on forward foreign currency exchange contracts	10,952	107,884	272,973	337,434	114,022

Total assets	204,944,207	533,778,375	529,303,861	422,881,326	128,137,401

Liabilities
Collateral on securities loaned at value	3,140,359	5,335,025	6,593,400	4,877,500	3,358,450
Payables:
Investments purchased — unaffiliated	43,267	499,166	1,322,963	1,619,214	563,169
Investments purchased — affiliated	979,187	1,432,959	2,097,242	2,589,001	591,141
Professional fees	14,164	15,953	15,213	13,966	10,712
Trustees’ fees	12,404	21,217	20,397	14,662	3,019
Investment advisory fees	8,501	22,180	21,578	16,845	4,262
Withdrawals to investors	1,024,500	2,506,922	2,138,838	2,545,608	162,625
Unrealized depreciation on forward foreign currency exchange contracts	10,014	85,229	217,472	264,738	91,337

Total liabilities	5,232,396	9,918,651	12,427,103	11,941,534	4,784,715

Net Assets	$199,711,811	$523,859,724	$516,876,758	$410,939,792	$123,352,686

Net Assets Consist of
Investors’ capital	$168,887,384	$483,135,832	$500,164,478	$393,747,032	$110,226,166
Net unrealized appreciation (depreciation)	30,824,427	40,723,892	16,712,280	17,192,760	13,126,520

Net Assets	$199,711,811	$523,859,724	$516,876,758	$410,939,792	$123,352,686

[1] Investments at cost — unaffiliated	$1,214,052	$14,244,360	$37,257,899	$45,550,039	$15,638,316
[2] Investments at cost — affiliated	$170,930,126	$475,131,392	$469,796,840	$354,226,817	$98,311,389
[3] Securities loaned at value	$3,097,139	$5,234,999	$6,464,169	$4,781,901	$3,298,134
[4] Foreign currency at cost	$30,451	$111,892	$287,955	$348,611	$112,133

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	87

Statements of Operations	Master Investment Portfolio

Six Months Ended June 30, 2016 (Unaudited)	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio

Investment Income
Dividends — unaffiliated	$24,801	$251,908	$655,611	$798,236	$262,741
Dividends — affiliated	46,665	155,306	208,492	209,762	67,113
Securities lending — affiliated — net	5,394	20,209	26,966	19,859	7,889
Foreign taxes withheld	(636)	(3,860)	(9,332)	(10,676)	(4,318)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends	820,478	2,683,672	3,542,982	3,501,218	1,058,646
Interest	1,466,149	3,184,742	1,810,688	494,798	41,633
Expenses	(230,520)	(624,040)	(589,465)	(437,389)	(126,702)
Fees waived	39,645	136,648	165,045	143,234	45,146

Total income	2,171,976	5,804,585	5,810,987	4,719,042	1,352,148

Expenses
Investment advisory	367,953	951,047	901,238	709,727	201,837
Independent Trustees	10,080	16,396	15,844	12,899	6,282
Professional	9,536	9,854	9,815	9,790	9,456

Total expenses	387,569	977,297	926,897	732,416	217,575
Less fees waived by the Manager	(335,090)	(841,660)	(798,421)	(631,247)	(188,815)

Total expenses after fees waived	52,479	135,637	128,476	101,169	28,760

Net investment income	2,119,497	5,668,948	5,682,511	4,617,873	1,323,388

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(2,119)	239,550	617,821	668,622	225,563
Investments — affiliated	(225,462)	(2,066,566)	(1,884,320)	(1,806,589)	(408,948)
Foreign currency transactions	940	703	9,671	10,485	1,009
Allocated from the applicable Underlying Master Portfolios from investments, futures contracts, swaps and foreign currency transactions	(10,880,463)	(17,844,402)	(1,845,630)	(6,429,378)	(7,303,345)

	(11,107,104)	(19,670,715)	(3,102,458)	(7,556,860)	(7,485,721)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	66,425	684,318	1,730,983	2,105,170	732,887
Investments — affiliated	3,131,211	9,500,191	8,386,567	7,092,828	2,039,921
Foreign currency translations	1,787	27,981	68,900	88,132	27,773
Allocated from the applicable Underlying Master Portfolios from investments, futures contracts, swaps and foreign currency translations	13,835,913	25,038,579	4,471,423	5,326,533	6,891,031

	17,035,336	35,251,069	14,657,873	14,612,663	9,691,612

Net realized and unrealized gain	5,928,232	15,580,354	11,555,415	7,055,803	2,205,891

Net Increase in Net Assets Resulting from Operations	$8,047,729	$21,249,302	$17,237,926	$11,673,676	$3,529,279

See Notes to Financial Statements.

88	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Retirement Master Portfolio		LifePath 2020 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$2,119,497	$25,787,326	$5,668,948	$47,034,117
Net realized gain (loss)	(11,107,104)	38,303,062	(19,670,715)	112,654,731
Net change in unrealized appreciation (depreciation)	17,035,336	(63,484,434)	35,251,069	(159,303,759)

Net increase in net assets resulting from operations	8,047,729	605,954	21,249,302	385,089

Capital Transactions
Proceeds from contributions	19,946,043	300,179,102	39,654,290	464,173,999
Value of withdrawals	(82,449,311)	(1,636,813,035)	(117,848,422)	(2,759,248,995)

Net decrease in net assets derived from capital transactions	(62,503,268)	(1,336,633,933)	(78,194,132)	(2,295,074,996)

Net Assets
Total decrease in net assets	(54,455,539)	(1,336,027,979)	(56,944,830)	(2,294,689,907)
Beginning of period	254,167,350	1,590,195,329	580,804,554	2,875,494,461

End of period	$199,711,811	$254,167,350	$523,859,724	$580,804,554

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	89

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath 2030 Master Portfolio		LifePath 2040 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$5,682,511	$45,601,857	$4,617,873	$34,986,795
Net realized gain (loss)	(3,102,458)	135,069,446	(7,556,860)	121,476,095
Net change in unrealized appreciation (depreciation)	14,657,873	(181,053,782)	14,612,663	(155,925,514)

Net increase (decrease) in net assets resulting from operations	17,237,926	(382,479)	11,673,676	537,376

Capital Transactions
Proceeds from contributions	46,974,906	520,309,935	46,945,872	394,402,394
Value of withdrawals	(91,182,939)	(2,678,876,359)	(73,635,450)	(2,058,297,441)

Net decrease in net assets derived from capital transactions	(44,208,033)	(2,158,566,424)	(26,689,578)	(1,663,895,047)

Net Assets
Total decrease in net assets	(26,970,107)	(2,158,948,903)	(15,015,902)	(1,663,357,671)
Beginning of period	543,846,865	2,702,795,768	425,955,694	2,089,313,365

End of period	$516,876,758	$543,846,865	$410,939,792	$425,955,694

See Notes to Financial Statements.

90	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath 2050 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$1,323,388	$7,909,882
Net realized gain (loss)	(7,485,721)	16,392,410
Net change in unrealized appreciation (depreciation)	9,691,612	(25,186,905)

Net increase (decrease) in net assets resulting from operations	3,529,279	(884,613)

Capital Transactions
Proceeds from contributions	31,845,244	154,043,711
Value of withdrawals	(26,925,398)	(477,699,188)

Net increase (decrease) in net assets derived from capital transactions	4,919,846	(323,655,477)

Net Assets
Total increase (decrease) in net assets	8,449,125	(324,540,090)
Beginning of period	114,903,561	439,443,651

End of period	$123,352,686	$114,903,561

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	91

Financial Highlights	Master Investment Portfolio

	LifePath Retirement Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Total Return
Total return	4.53%	[1]	(1.02)%		5.25%		6.75%		9.11%		4.46%

Ratios to Average Net Assets
Total expenses	0.55%	[2,3,4,5]	0.54%	[3,4,5]	0.54%	[6,7,8]	0.54%	[6,7,8]	0.55%	[9,10,11]	0.55%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.23%	[2,3,4,5]	0.26%	[3,4,5]	0.25%	[6,7,8]	0.25%	[6,7,8]	0.28%	[9,10,11]	0.27%	[9,10,11]

Net investment income[12]	2.02%	[2,3,4,5]	1.88%	[3,4,5]	2.02%	[6,7,8]	1.83%	[6,7,8]	2.22%	[9,10,11]	2.77%	[9,10,11]

Supplemental Data
Net assets, end of period (000)	$ 199,712		$ 254,167		$ 1,590,195		$ 1,586,408		$ 1,491,576		$ 1,387,033

Portfolio turnover rate	9%	[13]	21%	[13]	14%	[14]	17%	[14]	4%	[15]	4%	[15]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.04% and 0.03% for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% and 0.09% for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.03% and 0.03% for the years ended December 31, 2014 and December 31, 2013, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% and 0.10% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.03% and 0.02% for the years ended December 31, 2012 and December 31, 2011, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08% and 0.08% for the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex-U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the six months ended June 30, 2016 and the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Master Portfolio.

[13]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[15]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 13% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

92	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	Master Investment Portfolio

	LifePath 2020 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Total Return
Total return	4.09%	[1]	(1.28)%		5.56%		10.17%		11.49%		1.96%

Ratios to Average Net Assets
Total expenses	0.54%	[2,3,4,5]	0.53%	[3,4,5]	0.54%	[6,7,8]	0.53%	[6,7,8]	0.53%	[9,10,11]	0.53%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.23%	[2,3,4,5]	0.24%	[3,4,5]	0.24%	[6,7,8]	0.23%	[6,7,8]	0.25%	[9,10,11]	0.25%	[9,10,11]

Net investment income[12]	2.09%	[2,3,4,5]	1.90%	[3,4,5]	2.01%	[6,7,8]	1.97%	[6,7,8]	2.30%	[9,10,11]	2.56%	[9,10,11]

Supplemental Data
Net assets, end of period (000)	$ 523,860		$ 580,805		$ 2,875,494		$ 2,831,270		$ 2,524,316		$ 2,358,583

Portfolio turnover rate	9%	[13]	18%	[13]	21%	[14]	19%	[14]	5%	[15]	5%	[15]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.05% and 0.04% for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% and 0.11% for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.04% and 0.03% for the years ended December 31, 2014 and December 31, 2013, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% and 0.12% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.03% and 0.03% for the years ended December 31, 2012 and December 31, 2011, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% and 0.11% for the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the six months ended June 30, 2016 and the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Master Portfolio.

[13]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[15]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% and 23% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	93

Financial Highlights	Master Investment Portfolio

	LifePath 2030 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Total Return
Total return	3.53%	[1]	(1.55)%		5.82%		14.16%		13.59%		(0.13)%

Ratios to Average Net Assets
Total expenses	0.52%	[2,3,4,5]	0.52%	[3,4,5]	0.53%	[6,7,8]	0.52%	[6,7,8]	0.53%	[9,10,11]	0.52%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.21%	[2,3,4,5]	0.21%	[3,4,5]	0.21%	[6,7,8]	0.20%	[6,7,8]	0.23%	[9,10,11]	0.22%	[9,10,11]

Net investment income[12]	2.21%	[2,3,4,5]	1.93%	[3,4,5]	2.02%	[67,8]	2.13%	[6,7,8]	2.37%	[9,10,11]	2.39%	[9,10,11]

Supplemental Data
Net assets, end of period (000)	$ 516,877		$ 543,847		$ 2,702,796		$ 2,651,481		$ 2,237,444		$ 2,014,111

Portfolio turnover rate	14%	[13]	21%	[13]	33%	[14]	22%	[14]	5%	[15]	7%	[15]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.06% and 0.05% for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12% and 0.14% for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.05% and 0.05% for the years ended December 31, 2014 and December 31, 2013, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.14% and 0.15% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.04% and 0.04% for the years ended December 31, 2012 and December 31, 2011, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% and 0.13% for the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the six months ended June 30, 2016 and the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Master Portfolio.

[13]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[15]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 16% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

94	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	Master Investment Portfolio

	LifePath 2040 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Total Return
Total return	3.00%	[1]	(1.79)%		5.98%		17.42%		15.23%		(1.88)%

Ratios to Average Net Assets
Total expenses	0.51%	[2,3,4,5]	0.50%	[3,4,5]	0.53%	[6,7,8]	0.51%	[6,7,8]	0.52%	[9,10,11]	0.52%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.19%	[2,3,4,5]	0.18%	[3,4,5]	0.19%	[6,7,8]	0.18%	[6,7,8]	0.21%	[9,10,11]	0.20%	[9,10,11]

Net investment income[12]	2.28%	[2,3,4,5]	1.94%	[3,4,5]	2.03%	[6,7,8]	2.26%	[6,7,8]	2.44%	[9,10,11]	2.24%	[9,10,11]

Supplemental Data
Net assets, end of period (000)	$ 410,940		$ 425,956		$ 2,089,313		$ 2,064,693		$ 1,701,257		$ 1,509,756

Portfolio turnover rate	20%	[13]	19%	[13]	42%	[14]	26%	[14]	4%	[15]	8%	[15]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.07% and 0.06% for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% and 0.17% for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% and 0.05% for the years ended December 31, 2014 and December 31, 2013, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16% and 0.17% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% and 0.05% for the years ended December 31, 2012 and December 31, 2011, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% and 0.15% for the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the six months ended June 30, 2016 and the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Master Portfolio.

[13]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[15]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 14% and 20% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	95

Financial Highlights	Master Investment Portfolio

	LifePath 2050 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011

Total Return
Total return	2.79%	[1]	(1.96)%		6.23%		20.32%		16.55%		(3.28)%

Ratios to Average Net Assets
Total expenses	0.52%	[2,3,4,5]	0.51%	[3,4,5]	0.53%	[6,7,8]	0.53%	[6,7,8]	0.54%	[9,10,11]	0.53%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.19%	[2,3,4,5]	0.17%	[3,4,5]	0.18%	[6,7,8]	0.20%	[6,7,8]	0.21%	[9,10,11]	0.18%	[9,10,11]

Net investment income[12]	2.29%	[2,3,4,5]	1.94%	,3,4,5	2.04%	[6,7,8]	2.46%	[6,7,8]	2.51%	[9,10,11]	2.18%	[9,10,11]

Supplemental Data
Net assets, end of period (000)	$ 123,353		$ 114,904		$ 439,444		$ 415,263		$ 267,851		$ 180,087

Portfolio turnover rate	24%	[13]	36%	[13]	48%	[14]	28%	[14]	5%	[15]	13%	[15]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.08% and 0.07% for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.14% and 0.19% for the six months ended June 30, 2016 and for the year ended December 31, 2015, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.07% and 0.06% for the years ended December 31, 2014 and December 31, 2013, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17% and 0.15% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% and 0.05% for the years ended December 31, 2012 and December 31, 2011, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% and 0.17% for the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the six months ended June 30, 2016 and for the years ended December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the six months ended June 30, 2016 and the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Master Portfolio.

[13]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[15]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% and 29% for the years ended December 31, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

96	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to five series of MIP: LifePath® Retirement Master Portfolio, LifePath® 2020 Master Portfolio, LifePath® 2030 Master Portfolio, LifePath® 2040 Master Portfolio and LifePath® 2050 Master Portfolio (each, a “LifePath Master Portfolio” and together, the “LifePath Master Portfolios”).

As of period end, the investment of LifePath 2030 Master Portfolio in the Active Stock Master Portfolio represented 28.6% of net assets. The investment of LifePath 2020 Master Portfolio in the CoreAlpha Bond Master Portfolio represented 26.0% of net assets. The investment of LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio in the International Tilts Master Portfolio represented 27.1% and 27.4% of net assets, respectively. As such, financial statements of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Master Portfolio’s financial statements. Active Stock Master Portfolio’s, CoreAlpha Bond Master Portfolio’s and International Tilts Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

The LifePath Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Master Portfolios. The LifePath Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Master Portfolio’s investment in each of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that master portfolio. As of period end, the LifePath Master Portfolios held interests in these Underlying Master Portfolios as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Large Cap Index Master Portfolio	Master Small Cap Index Series
LifePath Retirement Master Portfolio	12.85%	50.85%	7.90%	7.75%	3.53%
LifePath 2020 Master Portfolio	17.83%	42.48%	10.34%	7.69%	3.25%
LifePath 2030 Master Portfolio	23.88%	24.72%	14.99%	12.36%	2.41%
LifePath 2040 Master Portfolio	25.93%	8.14%	19.09%	18.97%	1.94%
LifePath 2050 Master Portfolio	29.61%	1.42%	20.74%	17.70%	1.96%

The LifePath Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each LifePath Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each LifePath Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each LifePath Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a LifePath Master Portfolio enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a LifePath Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the LifePath Master Portfolios may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

BLACKROCK FUNDS III	JUNE 30, 2016	97

Notes to Financial Statements (continued)	Master Investment Portfolio

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records its proportionate share of the income, expenses and realized and unrealized gains and losses of the Underlying Funds or the Underlying Master Portfolios in which it invests on a daily basis.

Indemnifications: In the normal course of business, a LifePath Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Master Portfolio are charged to that LifePath Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The LifePath Master Portfolios have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the LifePath Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each LifePath Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the LifePath Master Portfolios’ net assets. Each business day, the LifePath Master Portfolios use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•

The market value of the LifePath Master Portfolios’s investments in the Underlying Funds is based on the published net asset value (“NAV”) of each Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with

98	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (continued)	Master Investment Portfolio

a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each LifePath Master Portfolio’s investments and derivative financial instruments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The LifePath Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Master Portfolios is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Master Portfolio and any additional required collateral is delivered to the LifePath Master Portfolio, or excess collateral returned by the LifePath Master Portfolio, on the next business day. During the term of the loan, the LifePath Master Portfolios are entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the LifePath Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and a LifePath Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (continued)	Master Investment Portfolio

As of period end, the following table is a summary of the LifePath Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath Retirement Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$973,072	$(973,072)	—
UBS Securities LLC	2,124,067	(2,124,067)	—

Total	$3,097,139	$(3,097,139)	—

LifePath 2020 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Deutsche Bank Securities Inc.	$4,098,072	$(4,098,072)	—
JP Morgan Securities LLC	142,771	(142,771)	—
Nomura Securities International Inc.	830,072	(830,072)	—
SG Americas Securities LLC	164,084	(164,084)	—

Total	$5,234,999	$(5,234,999)	—

LifePath 2030 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$6,464,169	$(6,464,169)	—

LifePath 2040 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$4,781,901	$(4,781,901)	—

LifePath 2050 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$2,091,634	$(2,091,634)	—
SG Americas Securities LLC	1,206,500	(1,206,500)	—

Total	$3,298,134	$(3,298,134)	—

[1]

Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above. Collateral has been received in connection with securities lending agreements as follows:

LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
$3,140,359	$5,335,025	$6,593,400	$4,877,500	$3,358,450

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The LifePath Master Portfolios engage in various portfolio investment strategies using derivative contracts both to increase the returns of the LifePath Master Portfolios and/or to manage their exposure to certain risks such as interest rate risk and foreign currency exchange rate risk. Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

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Notes to Financial Statements (continued)	Master Investment Portfolio

Forward Foreign Currency Exchange Contracts: Certain LifePath Master Portfolios enter into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the LifePath Master Portfolios are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the LifePath Master Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each LifePath Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each LifePath Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the LifePath Master Portfolios’ net assets decline by a stated percentage or the LifePath Master Portfolios fail to meet the terms of their ISDA Master Agreements. The result would cause the LifePath Master Portfolios to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the LifePath Master Portfolios and the counterparty.

Cash collateral that has been pledged to cover obligations of the LifePath Master Portfolios and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the LifePath Master Portfolio, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the LifePath Master Portfolios. Any additional required collateral is delivered to/pledged by the LifePath Master Portfolios on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A LifePath Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the LifePath Master Portfolios from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the LifePath Master Portfolios have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory

MIP, on behalf of the LifePath Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Master Portfolios’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Master Portfolio.

For such services, each LifePath Master Portfolio pays BFA a monthly fee, which is determined by calculating a percentage of each LifePath Master Portfolios’s average daily net assets based on the annual rate of 0.35%.

MIP, with respect to the LifePath Master Portfolios, entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), affiliates of the Manager. The Manager pays BIL and BRS, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the LifePath Master Portfolio to the Manager.

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Notes to Financial Statements (continued)	Master Investment Portfolio

MIP, on behalf of the LifePath Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Master Portfolios.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administration service to the LifePath Master Portfolios, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

Expense Limitations and Waivers

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Master Portfolios. BAL has contractually agreed to reimburse the LifePath Master Portfolios or provide an offsetting credit against the administration fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses through April 30, 2026.

BFA, with respect to each LifePath Master Portfolio, has contractually agreed to waive 0.30% of its advisory fees through April 30, 2017. For the six months ended June 30, 2016, the amounts waived are included in fees waived by the Manager in the Statements of Operations as follows:

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Amount waived	$315,388	$815,183	$772,490	$608,337	$173,004

The Manager, with respect to each LifePath Master Portfolio, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the LifePath Master Portfolios’ investments in other affiliated investment companies, if any. For the six months ended June 30, 2016, there were no waivers on the LifePath Master Portfolios.

Securities Lending

The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Master Portfolios bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Master Portfolio is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended June 30, 2016, each LifePath Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
$1,345	$5,035	$6,732	$4,955	$1,969

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Notes to Financial Statements (continued)	Master Investment Portfolio

Each LifePath Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income — affiliated in the Statements of Operations.

Officers and Trustees

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions

The LifePath Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2016, the purchase and sale transactions which resulted in net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain
LifePath Retirement Master Portfolio	—	$7,870	$616
LifePath 2020 Master Portfolio	—	$79,577	$5,890
LifePath 2030 Master Portfolio	—	$204,625	$15,612
LifePath 2040 Master Portfolio	—	$248,349	$18,949
LifePath 2050 Master Portfolio	—	$79,577	$6,075

7. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios, excluding short-term securities, were as follows:

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Purchases	$18,880,249	$49,342,484	$73,819,877	$80,324,786	$32,396,112
Sales	$81,246,097	$127,531,499	$119,421,619	$107,489,874	$27,685,434

8. Income Tax Information:

Each LifePath Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the LifePath Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Master Portfolios. Therefore, no federal income tax provision is required. It is intended that the LifePath Master Portfolios’ assets will be managed so an investor in the LifePath Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on each LifePath Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Master Portfolios as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the LifePath Master Portfolios’ financial statements.

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Tax cost	$137,843,128	$481,407,885	$494,320,884	$378,507,187	$112,168,619

Gross unrealized appreciation	$65,628,239	$52,323,774	$39,202,950	$55,935,127	$15,410,360
Gross unrealized depreciation	(503,592)	(3,653,610)	(9,809,648)	(17,542,045)	(524,291)

Net unrealized appreciation	$65,124,647	$48,670,164	$29,393,302	$38,393,082	$14,886,069

9. Bank Borrowings:

MIP, on behalf of the LifePath Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the LifePath Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Master Portfolios, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in

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Notes to Financial Statements (concluded)	Master Investment Portfolio

any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months June 30, 2016, the LifePath Master Portfolios did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the LifePath Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the LifePath Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the LifePath Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the LifePath Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Master Portfolios.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The LifePath Master Portfolios’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such LifePath Master Portfolio.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

104	BLACKROCK FUNDS III	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager”), the Master Fund’s investment advisor. The Board of Trustees of the Master Fund also considered the approval of the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to each Master Portfolio (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BSL,” and together with BIL, the “Sub-Advisors”) with respect to each Master Portfolio (the “BSL Sub-Advisory Agreement,” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). Each of BlackRock LifePath Retirement Fund, BlackRock LifePath 2020 Fund, BlackRock LifePath 2030 Fund, BlackRock LifePath 2040 Fund and BlackRock LifePath 2050 Fund (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to each Master Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds as determined by Broadridge1 and the applicable Morningstar Classification; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; and (g) sales and redemption data regarding each Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund with respect to each Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Master Portfolio and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Master Portfolio, each for a one-year term ending June 30, 2017. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the relevant Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolios and the Portfolios. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

106	BLACKROCK FUNDS III	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to other funds in its applicable Broadridge category and the applicable Morningstar Classification. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

BlackRock believes that the Morningstar Performance Universe is an appropriate performance metric for each of the Portfolios.

The Board noted that for the one-, three- and five-year periods reported, BlackRock LifePath Retirement Fund ranked in the third, first and first quartiles, respectively, against its Morningstar Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the Portfolio’s underperformance during the one-year period.

The Board noted that for each of the one-, three- and five-year periods reported, BlackRock LifePath 2020 Fund ranked in the third quartile against its Morningstar Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the Portfolio’s underperformance during these periods. The Board was informed that, among other things, asset allocation was the primary driver of underperformance. Given the Portfolio’s relatively more conservative glidepath, performance has lagged somewhat given the substantial rally of equity and equity-like asset classes over the last five years.

The Board noted that for the one-, three- and five-year periods reported, each of BlackRock LifePath 2040 Fund and BlackRock LifePath 2050 Fund ranked in the third, fourth and third quartiles, respectively, against its respective Morningstar Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the underperformance of these Portfolios during these periods. The Board was informed that, among other things, asset allocation was the primary driver of underperformance. Given each Portfolio’s relatively more conservative glidepath, performance has lagged somewhat given the substantial rally of equity and equity-like asset classes over the last five years.

The Board noted that for the one-, three- and five-year periods reported, BlackRock LifePath 2030 Fund ranked in the fourth, fourth and third quartiles, respectively, against its Morningstar Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the Portfolio’s underperformance during these periods. The Board was informed that, among other things, asset allocation was the primary driver of underperformance. Given the Portfolio’s relatively more conservative glidepath, performance has lagged somewhat given the substantial rally of equity and equity-like asset classes over the last five years.

The Board and BlackRock discussed BlackRock’s strategy for improving the investment performance of each of the BlackRock LifePath 2020 Master Portfolio/Portfolio, BlackRock LifePath 2030 Master Portfolio/Portfolio, BlackRock LifePath 2040 Master Portfolio/Portfolio, and BlackRock LifePath 2050 Master Portfolio/Portfolio. Discussions covered topics, for each Master Portfolio and Portfolio, as applicable, such as: investment risks undertaken; performance attribution; investment personnel; and the resources appropriate to support the investment processes. The Board and BlackRock also discussed BlackRock’s strategy for the LifePath Fund suite, including the glidepath.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with the other funds in the corresponding Portfolio’s Broadridge category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of other funds in the corresponding Fund’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the

BLACKROCK FUNDS III	JUNE 30, 2016	107

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to each Master Portfolio or Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.

The Board also noted that LifePath 2020 Master Portfolio’s contractual advisory fee rate ranked third out of three funds, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked second out of three funds and in the third quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that, with respect to each of LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio, the respective Master Portfolio’s contractual advisory fee rate ranked fourth out of four funds, and the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked third out of four funds and in the first quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that LifePath 2030 Master Portfolio’s contractual advisory fee rate ranked fourth out of four funds, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked third out of four funds and in the second quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that LifePath Retirement Master Portfolio’s contractual advisory fee rate ranked fourth out of four funds, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked third out of four funds and in the third quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that, with respect to each Master Portfolio, BlackRock proposed, and the Board agreed to, a contractual advisory fee waiver at the Master Portfolio level. The waivers were implemented on November 30, 2015. The Board also noted that, with respect to each Portfolio, BlackRock proposed, and the Board agreed to, a contractual reduction of the Portfolio’s administration fee. This administration fee reduction was implemented on November 30, 2015. Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

108	BLACKROCK FUNDS III	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the (i) Advisory Agreement between the Manager and the Master Fund with respect to each Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Master Portfolio and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Master Portfolio, each for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS III	JUNE 30, 2016	109

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Barbara G. Novick, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust/MIP.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Advisers BlackRock International Limited Edinburgh, United Kingdom BlackRock (Singapore) Limited 079912 Singapore	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

Administrator BlackRock Advisors, LLC Wilmington, DE 19809

110	BLACKROCK FUNDS III	JUNE 30, 2016

Additional Information

Proxy Results

BlackRock Funds III

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

		Votes For	Votes Withheld
Approved the Trustees* as follows:	David O. Beim	61,938,311,360	43,835,788
	Susan J. Carter	61,780,259,925	201,887,223
	Collette Chilton	61,948,124,716	34,022,432
	Neil A. Cotty	61,775,834,676	206,312,472
	Matina S. Horner	61,940,727,663	41,419,485
	Rodney D. Johnson	61,941,649,924	40,497,224
	Cynthia A. Montgomery	61,943,332,673	38,814,475
	Joseph P. Platt	61,944,232,208	37,914,940
	Robert C. Robb, Jr.	61,944,234,953	37,912,195
	Mark Stalnecker	61,943,725,951	38,421,197
	Kenneth L. Urish	61,944,152,210	37,994,938
	Claire A. Walton	61,784,560,644	197,586,504
	Frederick W. Winter	61,939,767,717	42,379,431
	Barbara G. Novick	61,947,782,498	34,364,650
	John M. Perlowski	61,944,381,941	37,765,207

*	Denotes Trust-wide proposal and voting results.

Master Investment Portfolio

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of MIP.

		Votes For	Votes Withheld
Approved the Trustees* as follows:	David O. Beim	93,744,625,170	102,294,210
	Susan J. Carter	93,564,604,497	282,314,883
	Collette Chilton	93,778,667,881	68,251,499
	Neil A. Cotty	93,524,182,594	322,736,786
	Matina S. Horner	93,744,748,738	102,170,642
	Rodney D. Johnson	93,743,366,844	103,552,536
	Cynthia A. Montgomery	93,738,956,489	107,962,891
	Joseph P. Platt	93,750,384,350	96,535,030
	Robert C. Robb, Jr.	93,749,078,613	97,840,767
	Mark Stalnecker	93,668,711,867	178,207,513
	Kenneth L. Urish	93,694,700,012	152,219,368
	Claire A. Walton	93,569,519,963	277,399,417
	Frederick W. Winter	93,699,601,190	147,318,190
	Barbara G. Novick	93,778,480,450	68,438,930
	John M. Perlowski	93,744,975,345	101,944,035

*	Denotes MIP-wide proposal and voting results.

BLACKROCK FUNDS III	JUNE 30, 2016	111

Additional Information (continued)

General Information

Householding

The LifePath Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Funds/LifePath Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Funds’/LifePath Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Funds’/LifePath Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Funds/LifePath Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1), by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath Funds/LifePath Master Portfolios voted proxies relating to securities held in the LifePath Funds’/LifePath Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

112	BLACKROCK FUNDS III	JUNE 30, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	JUNE 30, 2016	113

This report are intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Fund unless preceded or accompanied by that LifePath Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifePath-6/16-SAR

JUNE 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock LifePath® Index Retirement Fund
➢	BlackRock LifePath® Index 2020 Fund
➢	BlackRock LifePath® Index 2025 Fund
➢	BlackRock LifePath® Index 2030 Fund
➢	BlackRock LifePath® Index 2035 Fund
➢	BlackRock LifePath® Index 2040 Fund
➢	BlackRock LifePath® Index 2045 Fund
➢	BlackRock LifePath® Index 2050 Fund
➢	BlackRock LifePath® Index 2055 Fund
➢	BlackRock LifePath® Index 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS III	JUNE 30, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape long term drove investors to high quality assets, pushing already-low global yields to even lower levels.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.84%	3.99%
U.S. small cap equities (Russell 2000® Index)	2.22	(6.73)
International equities (MSCI Europe, Australasia, Far East Index)	(4.42)	(10.16)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.05)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.15	0.19
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	7.95	9.49
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	5.31	6.00
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.35	7.80
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.06	1.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2016	BlackRock LifePath Index Funds

Portfolio Management Commentary

How did each Fund perform?

•

Each of the LifePath Index Funds with target dates of 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and LifePath Index Retirement Fund (together, the “LifePath Index Funds”) invest in their respective LifePath Index Master Portfolio.

•

For the six-month period ended June 30, 2016, the LifePath Index Funds with target dates of 2025, 2030, 2040, 2045, 2050 and 2055 outperformed their respective custom benchmark. For the LifePath Index Retirement Fund and the LifePath Index Funds with target dates of 2020 and 2035, Institutional and Class K Shares outperformed the custom benchmark, while Investor A Shares underperformed for LifePath Index Retirement Fund and performed in line for the LifePath Index Funds with target dates of 2020 and 2035. The returns for the LifePath Index Funds include fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

•	While most of the LifePath Index Funds outperformed their benchmark, the outperformance was greater in the longer-dated LifePath Index Funds
(2025 to 2055) due to the positive impact of fair value pricing in the underlying international strategies, which are held in larger percentages in the longer-dated funds.

•	There were no notable detractors from performance during the period.

Describe recent portfolio activity.

•

Each LifePath Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Index Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Index Funds were rebalanced in accordance with their updated strategic allocations. Daily cash flows were allocated to the underlying funds and instruments as appropriate. In addition, the LifePath Index 2060 Fund commenced operations on February 29, 2016.

Describe portfolio positioning at period end.

•	At period end, each of the LifePath Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Index Fund will change over time according to a predetermined “glide path” as each LifePath Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Index Fund, which may be a primary source of income after retirement. As each LifePath Index Fund approaches its target date, its asset allocation will shift so that each LifePath Index Fund invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock Fund Advisers (“BFA” or the “Manager”) investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Index Fund, and determine whether any changes are required to enable each LifePath Index Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity and fixed income index funds in each LifePath Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Index Fund, reallocations of each LifePath Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath Index Fund or achieve a LifePath Index Fund’s investment objective.

4	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath Index Retirement Fund

Investment Objective

BlackRock LifePath® Index Retirement Fund’s (“LifePath Index Retirement Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	52.9%	9.1%	N/A	10.9%	23.2%	3.9%
7/01/12 to 6/30/13	52.9	9.1	0.4%	11.8	21.6	4.2
7/01/13 to 6/30/14	52.9	9.1	0.2	12.0	21.3	4.5
7/01/14 to 6/30/15	51.9	8.9	0.5	12.7	22.1	4.0
7/01/15 to 6/30/16	51.2	8.8	0.5	13.2	22.4	3.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	4.34%	2.76%	5.28%	5.04%
Investor A	4.13	2.41	5.01	4.78
Class K	4.37	2.81	5.32	5.08
LifePath Index Retirement Fund Custom Benchmark	4.23	2.78	5.42	5.18
Barclays U.S. Aggregate Bond Index	5.31	6.00	3.76	3.64
Barclays U.S. TIPS Index (Series L)	6.24	4.35	2.63	2.75
FTSE EPRA/NAREIT Developed Index	5.48	0.78	4.52	7.13
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	0.39	0.07
Russell 1000® Index	3.74	2.93	11.88	11.29
Russell 2000® Index	2.22	(6.73)	8.35	7.72

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

BLACKROCK FUNDS III	JUNE 30, 2016	5

BlackRock LifePath Index 2020 Fund

Investment Objective

BlackRock LifePath® Index 2020 Fund’s (“LifePath Index 2020 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2020 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	37.9%	6.1%	N/A	17.3%	35.0%	3.7%
7/01/12 to 6/30/13	39.9	6.4	3.3%	16.1	30.7	3.6
7/01/13 to 6/30/14	41.9	6.8	2.9	15.8	28.7	3.9
7/01/14 to 6/30/15	41.1	6.7	3.2	16.4	29.0	3.5
7/01/15 to 6/30/16	41.3	6.9	3.1	16.7	28.5	3.4

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	4.09%	2.23%	5.82%	5.50%
Investor A	3.97	1.98	5.53	5.22
Class K	4.21	2.28	5.85	5.54
LifePath Index 2020 Fund Custom Benchmark	4.02	2.22	5.93	5.61
Barclays U.S. Aggregate Bond Index	5.31	6.00	3.76	3.64
Barclays U.S. TIPS Index (Series L)	6.24	4.35	2.63	2.75
FTSE EPRA/NAREIT Developed Index	5.48	0.78	4.52	7.13
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	0.39	0.07
Russell 1000® Index	3.74	2.93	11.88	11.29
Russell 2000® Index	2.22	(6.73)	8.35	7.72

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath Index 2025 Fund

Investment Objective

BlackRock LifePath® Index 2025 Fund’s (“LifePath Index 2025 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2025 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	30.9%	4.8%	N/A	20.3%	40.5%	3.5%
7/01/12 to 6/30/13	32.9	5.1	4.8%	18.4	35.6	3.2
7/01/13 to 6/30/14	34.8	5.4	4.7	18.2	33.5	3.4
7/01/14 to 6/30/15	32.6	5.1	5.4	19.4	34.4	3.1
7/01/15 to 6/30/16	31.8	5.1	5.8	19.9	34.4	3.0

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	3.97%	1.89%	6.13%	5.79%
Investor A	3.86	1.64	5.88	5.54
Class K	4.00	1.94	6.17	5.82
LifePath Index 2025 Fund Custom Benchmark	3.80	1.73	6.25	5.90
Barclays U.S. Aggregate Bond Index	5.31	6.00	3.76	3.64
Barclays U.S. TIPS Index (Series L)	6.24	4.35	2.63	2.75
FTSE EPRA/NAREIT Developed Index	5.48	0.78	4.52	7.13
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	0.39	0.07
Russell 1000® Index	3.74	2.93	11.88	11.29
Russell 2000® Index	2.22	(6.73)	8.35	7.72

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

BLACKROCK FUNDS III	JUNE 30, 2016	7

BlackRock LifePath Index 2030 Fund

Investment Objective

BlackRock LifePath® Index 2030 Fund’s (“LifePath Index 2030 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	24.7%	3.6%	N/A	22.9%	45.4%	3.4%
7/01/12 to 6/30/13	26.6	4.0	6.2%	20.4	39.9	2.9
7/01/13 to 6/30/14	28.6	4.2	6.2	20.3	37.7	3.0
7/01/14 to 6/30/15	24.6	3.7	7.5	22.1	39.5	2.7
7/01/15 to 6/30/16	22.7	3.5	8.3	23.0	40.0	2.6

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	3.78%	1.45%	6.42%	6.05%
Investor A	3.65	1.20	6.15	5.78
Class K	3.72	1.42	6.43	6.05
LifePath Index 2030 Fund Custom Benchmark	3.59	1.24	6.50	6.12
Barclays U.S. Aggregate Bond Index	5.31	6.00	3.76	3.64
Barclays U.S. TIPS Index (Series L)	6.24	4.35	2.63	2.75
FTSE EPRA/NAREIT Developed Index	5.48	0.78	4.52	7.13
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	0.39	0.07
Russell 1000® Index	3.74	2.93	11.88	11.29
Russell 2000® Index	2.22	(6.73)	8.35	7.72

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath Index 2035 Fund

Investment Objective

BlackRock LifePath® Index 2035 Fund’s (“LifePath Index 2035 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	19.1%	2.5%	N/A	25.3%	49.8%	3.3%
7/01/12 to 6/30/13	21.1	2.8	7.4%	22.2	43.8	2.7
7/01/13 to 6/30/14	23.1	3.0	7.6	22.2	41.4	2.7
7/01/14 to 6/30/15	17.3	2.3	9.3	24.6	44.1	2.4
7/01/15 to 6/30/16	14.0	2.0	10.6	25.9	45.2	2.2
See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	3.59%	1.05%	6.63%	6.23%
Investor A	3.39	0.80	6.34	5.94
Class K	3.62	1.10	6.65	6.25
LifePath Index 2035 Fund Custom Benchmark	3.38	0.77	6.72	6.31
Barclays U.S. Aggregate Bond Index	5.31	6.00	3.76	3.64
Barclays U.S. TIPS Index (Series L)	6.24	4.35	2.63	2.75
FTSE EPRA/NAREIT Developed Index	5.48	0.78	4.52	7.13
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	0.39	0.07
Russell 1000® Index	3.74	2.93	11.88	11.29
Russell 2000® Index	2.22	(6.73)	8.35	7.72

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

BLACKROCK FUNDS III	JUNE 30, 2016	9

BlackRock LifePath Index 2040 Fund

Investment Objective

BlackRock LifePath® Index 2040 Fund’s (“LifePath Index 2040 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	14.1%	1.4%	N/A	27.4%	53.8%	3.3%
7/01/12 to 6/30/13	16.1	1.6	8.6%	23.9	47.4	2.4
7/01/13 to 6/30/14	18.2	1.9	8.8	23.9	44.8	2.4
7/01/14 to 6/30/15	10.9	1.2	11.1	26.8	47.8	2.2
7/01/15 to 6/30/16	6.2	0.8	13.0	28.6	49.5	2.0

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	3.39%	0.66%	6.84%	6.41%
Investor A	3.28	0.42	6.56	6.13
Class K	3.41	0.71	6.88	6.45
LifePath Index 2040 Fund Custom Benchmark	3.18	0.33	6.91	6.48
Barclays U.S. Aggregate Bond Index	5.31	6.00	3.76	3.64
Barclays U.S. TIPS Index (Series L)	6.24	4.35	2.63	2.75
FTSE EPRA/NAREIT Developed Index	5.48	0.78	4.52	7.13
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	0.39	0.07
Russell 1000® Index	3.74	2.93	11.88	11.29
Russell 2000® Index	2.22	(6.73)	8.35	7.72

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath Index 2045 Fund

Investment Objective

BlackRock LifePath® Index 2045 Fund’s (“LifePath Index 2045 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	9.8%	N/A	N/A	29.5%	57.5%	3.2%
7/01/12 to 6/30/13	12.1	N/A	9.6%	25.4	50.7	2.2
7/01/13 to 6/30/14	14.5	N/A	9.9	25.5	48.0	2.1
7/01/14 to 6/30/15	7.3	0.1%	12.4	28.2	49.9	2.1
7/01/15 to 6/30/16	2.1	0.2	14.4	30.1	51.3	1.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	3.29%	0.49%	6.98%	6.54%
Investor A	3.18	0.17	6.71	6.28
Class K	3.31	0.54	7.03	6.60
LifePath Index 2045 Fund Custom Benchmark	3.07	0.09	7.12	6.66
Barclays U.S. Aggregate Bond Index	5.31	6.00	3.76	3.64
Barclays U.S. TIPS Index (Series L)	6.24	4.35	2.63	2.75
FTSE EPRA/NAREIT Developed Index	5.48	0.78	4.52	7.13
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	0.39	0.07
Russell 1000® Index	3.74	2.93	11.88	11.29
Russell 2000® Index	2.22	(6.73)	8.35	7.72

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

BLACKROCK FUNDS III	JUNE 30, 2016	11

BlackRock LifePath Index 2050 Fund

Investment Objective

BlackRock LifePath® Index 2050 Fund’s (“LifePath Index 2050 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Barclays U.S. Aggregate Bond Index	U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	4.4%	N/A	N/A	31.5%	60.8%	3.3%
7/01/12 to 6/30/13	6.8	N/A	10.6%	26.9	53.7	2.0
7/01/13 to 6/30/14	9.2	N/A	11.0	27.0	51.0	1.8
7/01/14 to 6/30/15	4.8	N/A	13.0	29.0	51.2	2.1
7/01/15 to 6/30/16	1.0	N/A	14.8	30.6	51.6	2.0

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	3.29%	0.42%	7.21%	6.75%
Investor A	3.18	0.18	6.95	6.49
Class K	3.31	0.47	7.25	6.79
LifePath Index 2050 Fund Custom Benchmark	3.04	0.02	7.32	6.85
Barclays U.S. Aggregate Bond Index	5.31	6.00	3.76	3.64
FTSE EPRA/NAREIT Developed Index	5.48	0.78	4.52	7.13
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	0.39	0.07
Russell 1000® Index	3.74	2.93	11.88	11.29
Russell 2000® Index	2.22	(6.73)	8.35	7.72

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS III	JUNE 30, 2016

BlackRock LifePath Index 2055 Fund

Investment Objective

BlackRock LifePath® Index 2055 Fund’s (“LifePath Index 2055 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Barclays U.S. Aggregate Bond Index	U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	1.0%	N/A	N/A	33.9%	58.7%	6.4%
7/01/12 to 6/30/13	1.6	N/A	11.9%	28.3	56.2	2.0
7/01/13 to 6/30/14	4.0	N/A	12.5	28.5	53.2	1.8
7/01/14 to 6/30/15	2.7	N/A	13.5	29.6	52.1	2.0
7/01/15 to 6/30/16	1.0	N/A	14.8	30.6	51.6	2.0

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Year	Since Inception[3]
Institutional	3.34%	0.53%	7.45%	6.99%
Investor A	3.24	0.30	7.18	6.72
Class K	3.36	0.58	7.50	7.03
LifePath Index 2055 Fund Custom Benchmark	3.04	0.02	7.50	7.01
Barclays U.S. Aggregate Bond Index	5.31	6.00	3.76	3.64
FTSE EPRA/NAREIT Developed Index	5.48	0.78	4.52	7.13
MSCI ACWI ex USA IMI Index	(0.91)	(9.61)	0.39	0.07
Russell 1000® Index	3.74	2.93	11.88	11.29
Russell 2000® Index	2.22	(6.73)	8.35	7.72

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

BLACKROCK FUNDS III	JUNE 30, 2016	13

BlackRock LifePath Index 2060 Fund

Investment Objective

BlackRock LifePath® Index 2060 Fund’s (“LifePath Index 2060 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

14	BLACKROCK FUNDS III	JUNE 30, 2016

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Index Fund distributions or the redemption of LifePath Index Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration and service fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisers, LLC (“BAL” or the “Administrator”), each LifePath Index Funds’ administrator, waived and/or reimbursed a portion of each LifePath Index Fund’s expenses. Without such waiver and/or reimbursement, each LifePath Index Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index Fund’s changing asset allocations over time. As of June 30, 2016, the following indexes are used to calculate the LifePath Index Funds’ custom benchmarks: Barclays U.S. Aggregate Bond Index, Barclays U.S. TIPS Index (Series L), FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.

The Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Barclays U.S. TIPS Index (Series L) is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The FTSE EPRA/NAREIT Developed Index a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that Index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Index Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2016 and held through June 30, 2016) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Index Fund and their share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each LifePath Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Index Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS III	JUNE 30, 2016	15

Disclosure of Expenses (concluded)

Expense Examples

	Actual			Hypothetical[4]
	Beginning Account Value January 1, 2016[1]	Ending Account Value June 30, 2016	Expenses Paid During the Period[2,3]	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[2,3]	Annualized Expense Ratio
LifePath Index Retirement Fund
Institutional	$1,000.00	$1,043.40	$0.66	$1,000.00	$1,024.22	$0.65	0.13%
Investor A	$1,000.00	$1,041.30	$1.93	$1,000.00	$1,022.97	$1.91	0.38%
Class K	$1,000.00	$1,043.70	$0.41	$1,000.00	$1,024.47	$0.40	0.08%
LifePath Index 2020 Fund
Institutional	$1,000.00	$1,040.90	$0.66	$1,000.00	$1,024.22	$0.65	0.13%
Investor A	$1,000.00	$1,039.70	$1.93	$1,000.00	$1,022.97	$1.91	0.38%
Class K	$1,000.00	$1,042.10	$0.41	$1,000.00	$1,024.47	$0.40	0.08%
LifePath Index 2025 Fund
Institutional	$1,000.00	$1,039.70	$0.66	$1,000.00	$1,024.22	$0.65	0.13%
Investor A	$1,000.00	$1,038.60	$1.93	$1,000.00	$1,022.97	$1.91	0.38%
Class K	$1,000.00	$1,040.00	$0.41	$1,000.00	$1,024.47	$0.40	0.08%
LifePath Index 2030 Fund
Institutional	$1,000.00	$1,037.80	$0.66	$1,000.00	$1,024.22	$0.65	0.13%
Investor A	$1,000.00	$1,036.50	$1.92	$1,000.00	$1,022.97	$1.91	0.38%
Class K	$1,000.00	$1,037.20	$0.41	$1,000.00	$1,024.47	$0.40	0.08%
LifePath Index 2035 Fund
Institutional	$1,000.00	$1,035.90	$0.61	$1,000.00	$1,024.27	$0.60	0.12%
Investor A	$1,000.00	$1,033.90	$1.87	$1,000.00	$1,023.02	$1.86	0.37%
Class K	$1,000.00	$1,036.20	$0.35	$1,000.00	$1,024.52	$0.35	0.07%
LifePath Index 2040 Fund
Institutional	$1,000.00	$1,033.90	$0.61	$1,000.00	$1,024.27	$0.60	0.12%
Investor A	$1,000.00	$1,032.80	$1.87	$1,000.00	$1,023.02	$1.86	0.37%
Class K	$1,000.00	$1,034.10	$0.35	$1,000.00	$1,024.52	$0.35	0.07%
LifePath Index 2045 Fund
Institutional	$1,000.00	$1,032.90	$0.56	$1,000.00	$1,024.32	$0.55	0.11%
Investor A	$1,000.00	$1,031.80	$1.82	$1,000.00	$1,023.07	$1.81	0.36%
Class K	$1,000.00	$1,033.10	$0.30	$1,000.00	$1,024.57	$0.30	0.06%
LifePath Index 2050 Fund
Institutional	$1,000.00	$1,032.90	$0.56	$1,000.00	$1,024.32	$0.55	0.11%
Investor A	$1,000.00	$1,031.80	$1.82	$1,000.00	$1,023.07	$1.81	0.36%
Class K	$1,000.00	$1,033.10	$0.30	$1,000.00	$1,024.57	$0.30	0.06%
LifePath Index 2055 Fund
Institutional	$1,000.00	$1,033.40	$0.51	$1,000.00	$1,024.37	$0.50	0.10%
Investor A	$1,000.00	$1,032.40	$1.77	$1,000.00	$1,023.12	$1.76	0.35%
Class K	$1,000.00	$1,033.60	$0.25	$1,000.00	$1,024.61	$0.25	0.05%
LifePath Index 2060 Fund
Institutional	$1,000.00	$1,100.70	$0.32	$1,000.00	$1,016.37	$0.30	0.09%
Investor A	$1,000.00	$1,099.00	$1.26	$1,000.00	$1,015.47	$1.21	0.36%
Class K	$1,000.00	$1,100.90	$0.14	$1,000.00	$1,016.53	$0.13	0.04%

[1]	LifePath Index 2060 Fund commenced operations on February 29, 2016.

[2]

For each class of the LifePath Index Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because each LifePath Index Fund invests all its assets in a LifePath Index Master Portfolio, the expense examples reflect the net expenses of both the LifePath Index Fund and the LifePath Index Master Portfolio in which it invests.

[3]

For each class of LifePath Index 2060 Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 153/366 (to reflect the period from February 29, 2016, commencement of operations, to June 30, 2016). Because LifePath Index 2060 Fund invests all its assets in LifePath Index 2060 Master Portfolio, the expense examples reflect the net expenses of both the LifePath Index Fund and the LifePath Index Master Portfolio in which it invests.

[4]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

16	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2020 Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund

Assets
Investments at value — from the applicable LifePath Index Master Portfolio[1]	$589,873,061	$1,274,065,657	$1,033,959,956	$1,334,473,239	$818,637,640
Receivables:
Capital shares sold	734,325	1,793,900	1,523,344	1,688,369	1,044,408
From the administrator	18,074	22,378	19,517	22,579	18,703
Prepaid expenses	31,397	41,046	33,532	42,971	31,190

Total assets	590,656,857	1,275,922,981	1,035,536,349	1,336,227,158	819,731,941

Liabilities
Payables:
Contributions payable to the LifePath Index Master Portfolio	475,385	1,327,121	1,049,792	505,764	199,259
Capital shares redeemed	258,940	466,779	473,552	1,182,605	845,149
Income dividends	102,603	70,275	13,810	89,029	9,328
Professional fees	21,559	17,776	19,365	17,944	20,269
Transfer agent fees	20,085	27,972	18,356	28,045	12,534
Service fees	12,637	21,137	22,904	24,400	21,910
Capital gains distributions	11,925	—	—	800	—
Printing fees	10,048	10,707	9,563	10,567	9,457
Registration fees	1,837	4,784	4,424	6,265	4,211
Trustees’ fees	374	734	441	661	343
Other accrued expenses	297	—	—	—	—

Total liabilities	915,690	1,947,285	1,612,207	1,866,080	1,122,460

Net Assets	$589,741,167	$1,273,975,696	$1,033,924,142	$1,334,361,078	$818,609,481

Net Assets Consist of
Paid-in capital	$558,006,196	$1,203,776,303	$993,317,627	$1,266,589,377	$787,676,644
Distributions in excess of net investment income	(928,689)	(1,558,648)	(747,623)	(1,089,215)	(350,512)
Accumulated net realized gain allocated from the applicable LifePath Index Master Portfolio	19,172,607	45,513,234	23,434,738	47,397,665	20,305,916
Net unrealized appreciation (depreciation) allocated from the applicable LifePath Index Master Portfolio	13,491,053	26,244,807	17,919,400	21,463,251	10,977,433

Net Assets	$589,741,167	$1,273,975,696	$1,033,924,142	$1,334,361,078	$818,609,481

Net Asset Value
Institutional:
Net assets	$76,887,760	$92,987,410	$81,382,708	$98,818,455	$65,225,064

Shares outstanding[2]	6,784,743	8,058,578	6,944,417	8,412,480	5,500,766

Net asset value	$11.33	$11.54	$11.72	$11.75	$11.86

Investor A:
Net assets	$61,185,116	$100,970,311	$113,814,924	$114,592,935	$109,357,184

Shares outstanding[2]	5,403,303	8,763,269	9,721,567	9,760,186	9,241,938

Net asset value	$11.32	$11.52	$11.71	$11.74	$11.83

Class K:
Net assets	$451,668,291	$1,080,017,975	$838,726,510	$1,120,949,688	$644,027,233

Shares outstanding[2]	39,875,441	93,612,332	71,544,188	95,523,503	54,360,087

Net asset value	$11.33	$11.54	$11.72	$11.73	$11.85

[1] Investments at cost — from the applicable LifePath Index Master Portfolio	$576,382,008	$1,247,820,850	$1,016,040,556	$1,313,009,988	$807,660,207
[2] No par value, unlimited number of shares authorized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	17

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)	BlackRock LifePath Index 2040 Fund	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund

Assets
Investments at value — from the applicable LifePath Index Master Portfolio[1]	$912,652,109	$452,467,968	$427,239,591	$159,892,006	$1,720,541
Receivables:
Capital shares sold	1,305,778	898,173	1,087,475	426,234	1,082
From the administrator	20,985	17,447	18,844	21,987	34,925
Deferred offering costs	—	—	—	—	107,533
Prepaid expenses	40,222	29,252	36,393	26,812	3,931

Total assets	914,019,094	453,412,840	428,382,303	160,367,039	1,868,012

Liabilities
Payables:
Contributions payable to the LifePath Index Master Portfolio	825,432	694,957	702,246	361,430	1,082
Capital shares redeemed	480,346	203,216	385,229	64,804	—
Income dividends	67,463	7,931	9,036	1,140	7,452
Professional fees	19,438	21,696	22,049	23,085	8,784
Transfer agent fees	15,994	5,034	6,194	—	45
Service fees	14,822	10,186	6,260	3,752	14
Capital gains distributions	—	6	83	31	—
Printing fees	10,113	9,018	8,984	8,441	2,799
Registration fees	4,062	1,841	2,051	932	—
Trustees’ fees	460	183	183	2	—
Offering costs payable	—	—	—	—	161,300
Other accrued expenses	—	325	322	342	—

Total liabilities	1,438,130	954,393	1,142,637	463,959	181,476

Net Assets	$912,580,964	$452,458,447	$427,239,666	$159,903,080	$1,686,536

Net Assets Consist of
Paid-in capital	$871,773,293	$437,772,564	$413,918,730	$155,929,231	$1,588,388
Undistributed (distributions in excess of) net investment income	(430,306)	(116,257)	(110,407)	(19,145)	378
Accumulated net realized gain (loss) allocated from the applicable LifePath Index Master Portfolio	32,296,013	11,174,393	11,427,001	1,926,114	(2,970)
Net unrealized appreciation (depreciation) allocated from the applicable LifePath Index Master Portfolio	8,941,964	3,627,747	2,004,342	2,066,880	100,740

Net Assets	$912,580,964	$452,458,447	$427,239,666	$159,903,080	$1,686,536

Net Asset Value
Institutional:
Net assets	$74,381,007	$50,367,967	$43,270,969	$25,983,071	$54,538

Shares outstanding[2]	6,250,566	4,181,922	3,548,684	2,092,344	5,000

Net asset value	$11.90	$12.04	$12.19	$12.42	$10.91

Investor A:
Net assets	$71,383,402	$51,570,681	$32,286,871	$19,791,472	$77,014

Shares outstanding[2]	6,007,534	4,288,956	2,652,558	1,596,334	7,064

Net asset value	$11.88	$12.02	$12.17	$12.40	$10.90

Class K:
Net assets	$766,816,555	$350,519,799	$351,681,826	$114,128,537	$1,554,984

Shares outstanding[2]	64,453,296	29,083,227	28,843,130	9,189,823	142,574

Net asset value	$11.90	$12.05	$12.19	$12.42	$10.91

[1] Investments at cost — from the applicable LifePath Index Master Portfolio	$903,710,145	$448,840,221	$425,235,249	$157,825,126	$1,619,802
[2] No par value, unlimited number of shares authorized.

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Operations

Six Months Ended June 30, 2016 (Unaudited)	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2020 Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund

Investment Income
Net investment income allocated from the LifePath Index Master Portfolio:
Dividends — affiliated	$2,799,204	$8,036,551	$7,644,020	$12,152,133	$8,191,560
Interest — affiliated	3,000,618	5,275,976	3,145,761	3,073,996	1,171,417
Securities lending — affiliated — net	3,096	5,712	17,174	13,905	12,217
Expenses	(269,346)	(550,965)	(411,730)	(548,429)	(319,983)
Fees waived	52,721	81,467	61,423	69,165	78,845

Total income	5,586,293	12,848,741	10,456,648	14,760,770	9,134,056

Fund Expenses
Administration	79,396	169,894	130,174	173,602	102,153
Service and distribution — class specific	75,597	131,050	134,496	144,560	123,397
Transfer agent — class specific	52,171	76,945	59,781	81,430	54,156
Registration	28,660	34,785	30,033	35,890	29,046
Professional	16,937	17,405	16,684	17,302	16,656
Printing	9,148	12,364	10,078	12,199	9,359
Independent Trustees	61	91	74	91	56
Miscellaneous	4,704	5,136	4,039	5,136	3,813
Recoupment of past waived fees — class specific	—	—	68	—	13

Total expenses	266,674	447,670	385,427	470,210	338,649
Less:
Administration fees waived	(79,396)	(169,894)	(130,174)	(173,602)	(102,153)
Transfer agent fees waived and/or reimbursed — class specific	(20,035)	(29,265)	(15,086)	(30,814)	(15,531)
Fees reimbursed by the Administrator	(58,387)	(68,653)	(60,512)	(69,490)	(58,762)

Total expenses after fees waived and/or reimbursed	108,856	179,858	179,655	196,304	162,203

Net investment income	5,477,437	12,668,883	10,276,993	14,564,466	8,971,853

Realized and Unrealized Gain (Loss) Allocated from the LifePath Index Master Portfolio
Net realized gain from investments and futures contracts	(439,530)	(1,236,181)	(945,249)	(2,648,240)	(1,533,748)

Net change in unrealized appreciation (depreciation) on investments and futures contracts	18,552,256	37,256,197	28,896,671	35,654,212	21,508,437

Net realized and unrealized gain	18,112,726	36,020,016	27,951,422	33,005,972	19,974,689

Net Increase in Net Assets Resulting from Operations	$23,590,163	$48,688,899	$38,228,415	$47,570,438	$28,946,542

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	19

Statements of Operations

Six Months Ended June 30, 2016 (Unaudited)	BlackRock LifePath Index 2040 Fund	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund[1]

Investment Income
Net investment income allocated from the LifePath Index Master Portfolio:
Dividends — affiliated	$10,650,554	$5,395,965	$5,261,496	$1,899,877	$14,244
Interest — affiliated	704,996	156,602	108,967	36,243	207
Securities lending — affiliated — net	15,425	10,914	9,393	8,122	—
Expenses	(375,454)	(184,364)	(179,035)	(74,480)	(16,372)
Fees waived	86,937	70,392	68,577	44,812	16,216

Total income	11,082,458	5,449,509	5,269,398	1,914,574	14,295

Fund Expenses
Administration	119,539	57,037	54,907	19,232	112
Service and distribution — class specific	85,897	57,466	34,822	19,908	48
Transfer agent — class specific	61,255	39,323	43,553	27,797	85
Registration	34,044	26,090	30,165	23,957	1,059
Professional	16,680	16,529	16,541	16,398	8,784
Printing	10,406	8,170	8,269	7,072	2,806
Offering cost	—	—	—	—	53,767
Organization	—	—	—	—	30,000
Independent Trustees	78	30	30	—	—
Miscellaneous	3,813	3,696	3,693	3,696	2,440

Total expenses	331,712	208,341	191,980	118,060	99,101
Less:
Administration fees waived	(119,539)	(57,037)	(54,907)	(19,232)	(112)
Transfer agent fees waived and/or reimbursed — class specific	(27,451)	(16,463)	(26,653)	(18,503)	(63)
Fees reimbursed by the Administrator	(64,852)	(54,460)	(58,645)	(51,067)	(98,854)

Total expenses after fees waived and/or reimbursed	119,870	80,381	51,775	29,258	72

Net investment income	10,962,588	5,369,128	5,217,623	1,885,316	14,223

Realized and Unrealized Gain (Loss) Allocated from the LifePath Index Master Portfolio
Net realized gain from investments and futures contracts	(2,554,539)	(1,092,055)	(1,114,444)	(282,483)	(2,970)

Net change in unrealized appreciation (depreciation) on investments and futures contracts	22,295,903	11,096,450	10,146,461	4,079,880	100,740

Net realized and unrealized gain	19,741,364	10,004,395	9,032,017	3,797,397	97,770

Net Increase in Net Assets Resulting from Operations	$30,703,952	$15,373,523	$14,249,640	$5,682,713	$111,993

[1] Commenced operations on February 29, 2016.

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets	BlackRock LifePath Index Retirement Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$5,477,437	$8,641,794
Net realized gain (loss)	(439,530)	25,091,156
Net change in unrealized appreciation (depreciation)	18,552,256	(35,849,607)

Net increase (decrease) in net assets resulting from operations	23,590,163	(2,116,657)

Distributions to Shareholders[1]
From net investment income:
Institutional	(712,535)	(1,277,848)
Investor A	(515,231)	(1,083,250)
Class K	(4,214,496)	(6,712,304)
From net realized gain:
Institutional	(49,437)	(671,047)
Investor A	(39,322)	(661,044)
Class K	(289,860)	(3,568,084)

Decrease in net assets resulting from distributions to shareholders	(5,820,881)	(13,973,577)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	72,234,832	84,341,187

Net Assets
Total increase in net assets	90,004,114	68,250,953
Beginning of period	499,737,053	431,486,100

End of period	$589,741,167	$499,737,053

Distributions in excess of net investment income, end of period	$(928,689)	$(963,864)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	21

Statements of Changes in Net Assets	BlackRock LifePath Index 2020 Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$12,668,883	$19,700,454
Net realized gain (loss)	(1,236,181)	57,467,254
Net change in unrealized appreciation (depreciation)	37,256,197	(83,870,133)

Net increase (decrease) in net assets resulting from operations	48,688,899	(6,702,425)

Distributions to Shareholders[1]
From net investment income:
Institutional	(927,727)	(1,703,517)
Investor A	(935,760)	(2,187,020)
Class K	(10,638,462)	(16,717,448)
From net realized gain:
Institutional	—	(797,026)
Investor A	—	(1,155,335)
Class K	—	(7,783,760)

Decrease in net assets resulting from distributions to shareholders	(12,501,949)	(30,344,106)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	162,658,617	231,104,256

Net Assets
Total increase in net assets	198,845,567	194,057,725
Beginning of period	1,075,130,129	881,072,404

End of period	$1,273,975,696	$1,075,130,129

Distributions in excess of net investment income, end of period	$(1,558,648)	$(1,725,582)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets	BlackRock LifePath Index 2025 Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$10,276,993	$13,183,833
Net realized gain (loss)	(945,249)	29,568,229
Net change in unrealized appreciation (depreciation)	28,896,671	(48,301,927)

Net increase (decrease) in net assets resulting from operations	38,228,415	(5,549,865)

Distributions to Shareholders[1]
From net investment income:
Institutional	(826,174)	(1,377,536)
Investor A	(1,038,429)	(1,805,811)
Class K	(8,235,594)	(10,608,523)
From net realized gain:
Institutional	—	(407,135)
Investor A	—	(592,391)
Class K	—	(3,270,147)
From return of capital:
Institutional	—	(9,315)
Investor A	—	(13,769)
Class K	—	(65,804)

Decrease in net assets resulting from distributions to shareholders	(10,100,197)	(18,150,431)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	229,282,183	282,075,364

Net Assets
Total increase in net assets	257,410,401	258,375,068
Beginning of period	776,513,741	518,138,673

End of period	$1,033,924,142	$776,513,741

Distributions in excess of net investment income, end of period	$(747,623)	$(924,419)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	23

Statements of Changes in Net Assets	BlackRock LifePath Index 2030 Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$14,564,466	$20,906,687
Net realized gain (loss)	(2,648,240)	61,509,874
Net change in unrealized appreciation (depreciation)	35,654,212	(90,984,619)

Net increase (decrease) in net assets resulting from operations	47,570,438	(8,568,058)

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,069,900)	(1,813,762)
Investor A	(1,165,849)	(2,626,280)
Class K	(12,002,362)	(17,338,274)
From net realized gain:
Institutional	(5,975)	(716,183)
Investor A	(6,938)	(1,160,733)
Class K	(67,800)	(7,146,165)

Decrease in net assets resulting from distributions to shareholders	(14,318,824)	(30,801,397)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	224,456,758	297,955,479

Net Assets
Total increase in net assets	257,708,372	258,586,024
Beginning of period	1,076,652,706	818,066,682

End of period	$1,334,361,078	$1,076,652,706

Distributions in excess of net investment income, end of period	$(1,089,215)	$(1,415,570)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets	BlackRock LifePath Index 2035 Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$8,971,853	$11,244,213
Net realized gain (loss)	(1,533,748)	27,014,851
Net change in unrealized appreciation (depreciation)	21,508,437	(43,393,602)

Net increase (decrease) in net assets resulting from operations	28,946,542	(5,134,538)

Distributions to Shareholders[1]
From net investment income:
Institutional	(719,447)	(1,117,568)
Investor A	(1,085,978)	(1,835,251)
Class K	(6,942,095)	(8,692,886)
From net realized gain:
Institutional	—	(373,420)
Investor A	—	(639,622)
Class K	—	(2,991,293)

Decrease in net assets resulting from distributions to shareholders	(8,747,520)	(15,650,040)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	188,855,274	220,348,776

Net Assets
Total increase in net assets	209,054,296	199,564,198
Beginning of period	609,555,185	409,990,987

End of period	$818,609,481	$609,555,185

Distributions in excess of net investment income, end of period	$(350,512)	$(574,845)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	25

Statements of Changes in Net Assets	BlackRock LifePath Index 2040 Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$10,962,588	$15,551,462
Net realized gain (loss)	(2,554,539)	43,354,569
Net change in unrealized appreciation (depreciation)	22,295,903	(66,075,844)

Net increase (decrease) in net assets resulting from operations	30,703,952	(7,169,813)

Distributions to Shareholders[1]
From net investment income:
Institutional	(878,985)	(1,422,218)
Investor A	(782,748)	(1,669,244)
Class K	(8,989,965)	(12,960,520)
From net realized gain:
Institutional	—	(569,482)
Investor A	—	(758,603)
Class K	—	(5,436,087)

Decrease in net assets resulting from distributions to shareholders	(10,651,698)	(22,816,154)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	141,234,691	234,932,488

Net Assets
Total increase in net assets	161,286,945	204,946,521
Beginning of period	751,294,019	546,347,498

End of period	$912,580,964	$751,294,019

Distributions in excess of net investment income, end of period	$(430,306)	$(741,196)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets	BlackRock LifePath Index 2045 Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$5,369,128	$6,791,462
Net realized gain (loss)	(1,092,055)	15,256,959
Net change in unrealized appreciation (depreciation)	11,096,450	(25,245,810)

Net increase (decrease) in net assets resulting from operations	15,373,523	(3,197,389)

Distributions to Shareholders[1]
From net investment income:
Institutional	(598,074)	(959,840)
Investor A	(552,757)	(878,566)
Class K	(4,066,362)	(5,161,906)
From net realized gain:
Institutional	(307)	(322,391)
Investor A	(314)	(327,816)
Class K	(2,132)	(1,825,857)

Decrease in net assets resulting from distributions to shareholders	(5,219,946)	(9,476,376)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	101,078,847	127,142,109

Net Assets
Total increase in net assets	111,232,424	114,468,344
Beginning of period	341,226,023	226,757,679

End of period	$452,458,447	$341,226,023

Distributions in excess of net investment income, end of period	$(116,257)	$(268,192)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	27

Statements of Changes in Net Assets	BlackRock LifePath Index 2050 Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$5,217,623	$7,132,242
Net realized gain (loss)	(1,114,444)	15,525,064
Net change in unrealized appreciation (depreciation)	10,146,461	(26,110,210)

Net increase (decrease) in net assets resulting from operations	14,249,640	(3,452,904)

Distributions to Shareholders[1]
From net investment income:
Institutional	(521,284)	(848,474)
Investor A	(347,317)	(637,156)
Class K	(4,199,239)	(5,861,725)
From net realized gain:
Institutional	(3,122)	(273,605)
Investor A	(2,306)	(236,197)
Class K	(25,253)	(1,956,362)

Decrease in net assets resulting from distributions to shareholders	(5,098,521)	(9,813,519)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	81,021,088	117,465,063

Net Assets
Total increase in net assets	90,172,207	104,198,640
Beginning of period	337,067,459	232,868,819

End of period	$427,239,666	$337,067,459

Distributions in excess of net investment income, end of period	$(110,407)	$(260,190)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets	BlackRock LifePath Index 2055 Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$1,885,316	$2,091,558
Net realized gain (loss)	(282,483)	3,730,516
Net change in unrealized appreciation (depreciation)	4,079,880	(6,917,381)

Net increase (decrease) in net assets resulting from operations	5,682,713	(1,095,307)

Distributions to Shareholders[1]
From net investment income:
Institutional	(301,431)	(383,507)
Investor A	(208,714)	(263,372)
Class K	(1,327,728)	(1,505,805)
From net realized gain:
Institutional	(5,697)	(99,073)
Investor A	(4,310)	(76,262)
Class K	(24,971)	(391,251)

Decrease in net assets resulting from distributions to shareholders	(1,872,851)	(2,719,270)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	49,082,899	48,966,574

Net Assets
Total increase in net assets	52,892,761	45,151,997
Beginning of period	107,010,319	61,858,322

End of period	$159,903,080	$107,010,319

Distributions in excess of net investment income, end of period	$(19,145)	$(66,588)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	29

Statements of Changes in Net Assets	BlackRock LifePath Index 2060 Fund

Increase (Decrease) in Net Assets:	Period February 29, 2016[1] to June 30, 2016 (Unaudited)

Operations
Net investment income	$14,223
Net realized loss	(2,970)
Net change in unrealized appreciation (depreciation)	100,740

Net increase in net assets resulting from operations	111,993

Distributions to Shareholders[2]
From net investment income:
Institutional	(484)
Investor A	(589)
Class K	(12,772)

Decrease in net assets resulting from distributions to shareholders	(13,845)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,588,388

Net Assets
Total increase in net assets	1,686,536
Beginning of period	—

End of period	$1,686,536

Undistributed net investment income, end of period	$378

[1]	Commencement of operations.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	BlackRock LifePath Index Retirement Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.97		$11.33	$11.05	$10.49	$9.77	$10.00

Net investment income[2]	0.11		0.21	0.21	0.18	0.21	0.16
Net realized and unrealized gain (loss)	0.37		(0.25)	0.42	0.62	0.68	(0.22)

Net increase (decrease) from investment operations	0.48		(0.04)	0.63	0.80	0.89	(0.06)

Distributions:[3]
From net investment income	(0.11)		(0.21)	(0.21)	(0.19)	(0.15)	(0.16)
From net realized gain	(0.01)		(0.11)	(0.14)	(0.05)	(0.02)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.12)		(0.32)	(0.35)	(0.24)	(0.17)	(0.17)

Net asset value, end of period	$11.33		$10.97	$11.33	$11.05	$10.49	$9.77

Total Return[4]
Based on net asset value	4.34%	[5]	(0.36)%	5.73%	7.68%	9.16%	(0.61)%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.19%	[9]	0.21%	0.23%	0.26%	0.38%	6.81%	[9,10]

Total expenses after fees waived and/or reimbursed[7,8]	0.13%	[9]	0.14%	0.16%	0.18%	0.16%	0.18%	[9]

Net investment income[7,8]	2.06%	[9]	1.79%	1.82%	1.70%	2.00%	2.84%	[9]

Supplemental Data
Net assets, end of period (000)	$76,888		$68,492	$68,385	$39,793	$20,223	$24

Portfolio turnover rate of the LifePath Index Master Portfolio	7%	[11]	25% [11]	15% [11]	18% [11]	1% [12]	1%	[12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.03%, 0.02%, 0.06% and 3.37% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.03%	0.03%	0.03%	0.02%	0.02%	0.04%

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 6.84%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[12]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% and 9% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	31

Financial Highlights (continued)	BlackRock LifePath Index Retirement Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.97		$11.33	$11.05	$10.49	$9.77	$10.00

Net investment income[2]	0.10		0.17	0.17	0.16	0.18	0.15
Net realized and unrealized gain (loss)	0.35		(0.24)	0.43	0.62	0.69	(0.23)

Net increase (decrease) from investment operations	0.45		(0.07)	0.60	0.78	0.87	(0.08)

Distributions:[3]
From net investment income	(0.09)		(0.18)	(0.18)	(0.17)	(0.13)	(0.14)
From net realized gain	(0.01)		(0.11)	(0.14)	(0.05)	(0.02)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.10)		(0.29)	(0.32)	(0.22)	(0.15)	(0.15)

Net asset value, end of period	$11.32		$10.97	$11.33	$11.05	$10.49	$9.77

Total Return[4]
Based on net asset value	4.13%	[5]	(0.61)%	5.50%	7.44%	8.88%	(0.76)%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.44%	[9]	0.46%	0.48%	0.51%	0.81%	7.16%	[9,10]

Total expenses after fees waived and/or reimbursed[7,8]	0.38%	[9]	0.39%	0.41%	0.43%	0.41%	0.43%	[9]

Net investment income[7,8]	1.79%	[9]	1.54%	1.55%	1.45%	1.71%	2.58%	[9]

Supplemental Data
Net assets, end of period (000)	$61,185		$61,886	$55,156	$28,215	$7,967	$24

Portfolio turnover rate of the LifePath Index Master Portfolio	7%	[11]	25% [11]	15% [11]	18% [11]	1% [12]	1%	[12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.03%, 0.02%, 0.13% and 3.37% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.03%	0.03%	0.03%	0.02%	0.02%	0.04%

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.10%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[12]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% and 9% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (concluded)	BlackRock LifePath Index Retirement Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.97		$11.33	$11.05	$10.49	$9.77	$10.00

Net investment income[2]	0.12		0.20	0.21	0.19	0.21	0.16
Net realized and unrealized gain (loss)	0.36		(0.23)	0.42	0.61	0.69	(0.22)

Net increase (decrease) from investment operations	0.48		(0.03)	0.63	0.80	0.90	(0.06)

Distributions:[3]
From net investment income	(0.11)		(0.22)	(0.21)	(0.19)	(0.16)	(0.16)
From net realized gain	(0.01)		(0.11)	(0.14)	(0.05)	(0.02)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.12)		(0.33)	(0.35)	(0.24)	(0.18)	(0.17)

Net asset value, end of period	$11.33		$10.97	$11.33	$11.05	$10.49	$9.77

Total Return[4]
Based on net asset value	4.37%	[5]	(0.31)%	5.78%	7.72%	9.17%	(0.59)%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.14%	[9]	0.15%	0.19%	0.22%	0.28%	6.71%	[9,10]

Total expenses after fees waived and/or reimbursed[7,8]	0.08%	[9]	0.09%	0.11%	0.14%	0.15%	0.15%	[9]

Net investment income[7,8]	2.11%	[9]	1.84%	1.87%	1.74%	2.02%	2.87%	[9]

Supplemental Data
Net assets, end of period (000)	$451,668		$369,359	$307,946	$253,463	$173,667	$1,905

Portfolio turnover rate of the LifePath Index Master Portfolio	7%	[11]	25% [11]	15% [11]	18% [11]	1% [12]	1%	[12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.03%, 0.02%, 0.04%, and 3.38% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.03%	0.03%	0.03%	0.02%	0.02%	0.04%

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 6.74%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[12]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% and 9% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	33

Financial Highlights	BlackRock LifePath Index 2020 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.20		$11.57	$11.25	$10.36	$9.48	$10.00

Net investment income[2]	0.12		0.22	0.22	0.22	0.22	0.15
Net realized and unrealized gain (loss)	0.34		(0.27)	0.46	0.94	0.85	(0.53)

Net increase (decrease) from investment operations	0.46		(0.05)	0.68	1.16	1.07	(0.38)

Distributions:[3]
From net investment income	(0.12)		(0.22)	(0.22)	(0.21)	(0.16)	(0.13)
From net realized gain	—		(0.10)	(0.14)	(0.06)	(0.03)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.12)		(0.32)	(0.36)	(0.27)	(0.19)	(0.14)

Net asset value, end of period	$11.54		$11.20	$11.57	$11.25	$10.36	$9.48

Total Return[4]
Based on net asset value	4.09%	[5]	(0.38)%	6.10%	11.32%	11.35%	(3.72)%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.18%	[9]	0.20%	0.22%	0.26%	0.36%	6.91%	[9,10]

Total expenses after fees waived and/or reimbursed[7,8]	0.13%	[9]	0.14%	0.16%	0.18%	0.17%	0.20%	[9]

Net investment income[7,8]	2.20%	[9]	1.89%	1.93%	1.98%	2.14%	2.66%	[9]

Supplemental Data
Net assets, end of period (000)	$92,987		$89,773	$81,485	$42,447	$19,786	$24

Portfolio turnover rate of the LifePath Index Master Portfolio	8%	[11]	14% [11]	12% [11]	12% [11]	1% [12]	1%	[12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.02%, 0.02%, 0.01%, 0.06%, and 3.48% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.04%	0.04%	0.04%	0.03%	0.03%	0.05%

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional Shares would have been 6.94%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[12]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% and 8% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath Index 2020 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.18		$11.55	$11.23	$10.35	$9.48	$10.00

Net investment income[2]	0.11		0.19	0.19	0.19	0.19	0.13
Net realized and unrealized gain (loss)	0.33		(0.26)	0.46	0.94	0.85	(0.52)

Net increase (decrease) from investment operations	0.44		(0.07)	0.65	1.13	1.04	(0.39)

Distributions:[3]
From net investment income	(0.10)		(0.20)	(0.19)	(0.19)	(0.14)	(0.12)
From net realized gain	—		(0.10)	(0.14)	(0.06)	(0.03)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.10)		(0.30)	(0.33)	(0.25)	(0.17)	(0.13)

Net asset value, end of period	$11.52		$11.18	$11.55	$11.23	$10.35	$9.48

Total Return[4]
Based on net asset value	3.97%	[5]	(0.63)%	5.87%	10.99%	10.98%	(3.87)%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.44%	[9]	0.45%	0.47%	0.51%	0.68%	7.16%	[9,10]

Total expenses after fees waived and/or reimbursed[7,8]	0.38%	[9]	0.39%	0.41%	0.44%	0.42%	0.46%	[9]

Net investment income[7,8]	1.93%	[9]	1.64%	1.68%	1.75%	1.85%	2.42%	[9]

Supplemental Data
Net assets, end of period (000)	$100,970		$109,566	$99,790	$61,996	$17,944	$24

Portfolio turnover rate of the LifePath Index Master Portfolio	8%	[11]	14% [11]	12% [11]	12% [11]	1% [12]	1%	[12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.02%, 0.02%, 0.01%, 0.06%, and 3.48% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.04%	0.04%	0.04%	0.03%	0.03%	0.05%

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor A Shares would have been 7.19%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[12]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% and 8% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	35

Financial Highlights (concluded)	BlackRock LifePath Index 2020 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.19		$11.57	$11.25	$10.36	$9.48	$10.00

Net investment income[2]	0.13		0.23	0.23	0.22	0.22	0.15
Net realized and unrealized gain (loss)	0.34		(0.28)	0.46	0.94	0.85	(0.52)

Net increase (decrease) from investment operations	0.47		(0.05)	0.69	1.16	1.07	(0.37)

Distributions:[3]
From net investment income	(0.12)		(0.23)	(0.23)	(0.21)	(0.16)	(0.14)
From net realized gain	—		(0.10)	(0.14)	(0.06)	(0.03)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.12)		(0.33)	(0.37)	(0.27)	(0.19)	(0.15)

Net asset value, end of period	$11.54		$11.19	$11.57	$11.25	$10.36	$9.48

Total Return[4]
Based on net asset value	4.21%	[5]	(0.42)%	6.15%	11.36%	11.36%	(3.71)%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.13%	[9]	0.14%	0.17%	0.21%	0.28%	6.81%	[9,10]

Total expenses after fees waived and paid indirectly[7,8]	0.08%	[9]	0.09%	0.11%	0.14%	0.16%	0.18%	[9]

Net investment income[7,8]	2.27%	[9]	1.95%	1.98%	2.00%	2.20%	2.70%	[9]

Supplemental Data
Net assets, end of period (000)	$1,080,018		$875,791	$699,797	$511,443	$249,157	$1,848

Portfolio turnover rate of the LifePath Index Master Portfolio	8%	[12]	14% [11]	12% [11]	12% [11]	1% [12]	1%	[12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.02%, 0.02%, 0.01%, 0.04%, and 3.48% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.04%	0.04%	0.04%	0.03%	0.03%	0.05%

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 6.84%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[12]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% and 8% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	BlackRock LifePath Index 2025 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.39		$11.74	$11.37	$10.30	$9.35	$10.00

Net investment income[2]	0.13		0.24	0.24	0.25	0.23	0.14
Net realized and unrealized gain (loss)	0.32		(0.29)	0.47	1.12	0.92	(0.65)

Net increase (decrease) from investment operations	0.45		(0.05)	0.71	1.37	1.15	(0.51)

Distributions:[3]
From net investment income	(0.12)		(0.23)	(0.22)	(0.22)	(0.16)	(0.13)
From net realized gain	—		(0.07)	(0.12)	(0.08)	(0.04)	—
From return of capital	—		(0.00)[4]	—	—	—	(0.01)[3]

Total distributions	(0.12)		(0.30)	(0.34)	(0.30)	(0.20)	(0.14)

Net asset value, end of period	$11.72		$11.39	$11.74	$11.37	$10.30	$9.35

Total Return[5]
Based on net asset value	3.97%	[6]	(0.42)%	6.33%	13.46%	12.34%	(5.12)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.18%	[10]	0.20%	0.23%	0.27%	0.51%	6.97%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.13%	[10]	0.14%	0.16%	0.17%	0.18%	0.21%	[10]

Net investment income[8,9]	2.33%	[10]	2.00%	2.03%	2.25%	2.26%	2.55%	[10]

Supplemental Data
Net assets, end of period (000)	$81,383		$73,993	$53,760	$21,097	$4,844	$23

Portfolio turnover rate of the LifePath Index Master Portfolio	5%	[12]	12% [12]	15% [12]	13% [12]	0% [13,14]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.02%, 0.12%, and 3.53% for the six months ended June 30, 2016, and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.06%	0.05%	0.05%	0.04%	0.03%	0.06%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 6.99%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% and 8% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	37

Financial Highlights (continued)	BlackRock LifePath Index 2025 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.38		$11.73	$11.36	$10.30	$9.35	$10.00

Net investment income[2]	0.12		0.20	0.21	0.23	0.22	0.13
Net realized and unrealized gain (loss)	0.32		(0.28)	0.48	1.11	0.91	(0.66)

Net increase (decrease) from investment operations	0.44		(0.08)	0.69	1.34	1.13	(0.53)

Distributions:[3]
From net investment income	(0.11)		(0.20)	(0.20)	(0.20)	(0.14)	(0.11)
From net realized gain	—		(0.07)	(0.12)	(0.08)	(0.04)	—
From return of capital	—		(0.00)[4]	—	—	—	(0.01)

Total distributions	(0.11)		(0.27)	(0.32)	(0.28)	(0.18)	(0.12)

Net asset value, end of period	$11.71		$11.38	$11.73	$11.36	$10.30	$9.35

Total Return[5]
Based on net asset value	3.86%	[6]	(0.67)%	6.10%	13.13%	12.12%	(5.26)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.43%	[10]	0.45%	0.48%	0.52%	0.85%	7.22%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.38%	[10]	0.39%	0.41%	0.43%	0.44%	0.46%	[10]

Net investment income[8,9]	2.07%	[10]	1.75%	1.77%	2.04%	2.21%	2.30%	[10]

Supplemental Data
Net assets, end of period (000)	$113,815		$104,993	$89,983	$49,232	$3,918	$23

Portfolio turnover rate of the LifePath Index Master Portfolio	5%	[12]	12% [12]	15% [12]	13% [12]	0% [13,14]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.02%, 0.13%, and 3.53% for the six months ended June 30, 2016, and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.06%	0.05%	0.05%	0.04%	0.03%	0.06%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.24%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% and 8% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (concluded)	BlackRock LifePath Index 2025 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.39		$11.75	$11.37	$10.30	$9.35	$10.00

Net investment income[2]	0.14		0.24	0.24	0.24	0.23	0.14
Net realized and unrealized gain (loss)	0.31		(0.29)	0.49	1.14	0.92	(0.65)

Net increase (decrease) from investment operations	0.45		(0.05)	0.73	1.38	1.15	(0.51)

Distributions:[3]
From net investment income	(0.12)		(0.24)	(0.23)	(0.23)	(0.16)	(0.13)
From net realized gain	—		(0.07)	(0.12)	(0.08)	(0.04)	—
From return of capital	—		(0.00)[4]	—	—	—	(0.01)

Total distributions	(0.12)		(0.31)	(0.35)	(0.31)	(0.20)	(0.14)

Net asset value, end of period	$11.72		$11.39	$11.75	$11.37	$10.30	$9.35

Total Return[5]
Based on net asset value	4.00%	[6]	(0.45)%	6.47%	13.48%	12.34%	(5.10)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.13%	[10]	0.14%	0.18%	0.23%	0.37%	6.87%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.08%	[10]	0.09%	0.11%	0.14%	0.16%	0.18%	[10]

Net investment income[8,9]	2.41%	[10]	2.06%	2.08%	2.16%	2.26%	2.58%	[10]

Supplemental Data
Net assets, end of period (000)	$838,727		$597,527	$374,396	$208,280	$113,655	$1,823

Portfolio turnover rate of the LifePath Index Master Portfolio	5%	[12]	12% [12]	15% [12]	13% [12]	0% [13,14]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.02%, 0.07%, and 3.53% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.06%	0.05%	0.05%	0.04%	0.03%	0.06%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 6.89%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% and 8% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	39

Financial Highlights	BlackRock LifePath Index 2030 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.45		$11.86	$11.49	$10.26	$9.24	$10.00

Net investment income[2]	0.14		0.25	0.25	0.25	0.23	0.13
Net realized and unrealized gain (loss)	0.29		(0.31)	0.51	1.31	1.00	(0.76)

Net increase (decrease) from investment operations	0.43		(0.06)	0.76	1.56	1.23	(0.63)

Distributions:[3]
From net investment income	(0.13)		(0.25)	(0.24)	(0.24)	(0.17)	(0.12)
From net realized gain	(0.00)[4]		(0.10)	(0.15)	(0.09)	(0.04)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.13)		(0.35)	(0.39)	(0.33)	(0.21)	(0.13)

Net asset value, end of period	$11.75		$11.45	$11.86	$11.49	$10.26	$9.24

Total Return[5]
Based on net asset value	3.78%	[6]	(0.55)%	6.58%	15.34%	13.38%	(6.30)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.18%	[10]	0.20%	0.22%	0.27%	0.41%	7.04%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.13%	[10]	0.14%	0.16%	0.19%	0.18%	0.22%	[10]

Net investment income[8,9]	2.49%	[10]	2.08%	2.10%	2.30%	2.27%	2.47%	[10]

Supplemental Data
Net assets, end of period (000)	$98,818		$88,246	$73,640	$32,538	$16,158	$23

Portfolio turnover rate of the LifePath Index Master Portfolio	6%	[12]	12% [12]	20% [12]	12% [12]	2% [13]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.01%, 0.07% and 3.57% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.06%	0.06%	0.05%	0.04%	0.04%	0.06%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for Institutional Shares would have been 7.06%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 18% and 6% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath Index 2030 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.45		$11.85	$11.49	$10.26	$9.24	$10.00

Net investment income[2]	0.12		0.22	0.22	0.23	0.20	0.12
Net realized and unrealized gain (loss)	0.29		(0.30)	0.50	1.30	1.01	(0.77)

Net increase (decrease) from investment operations	0.41		(0.08)	0.72	1.53	1.21	(0.65)

Distributions:[3]
From net investment income	(0.12)		(0.22)	(0.21)	(0.21)	(0.15)	(0.10)
From net realized gain	(0.00)[4]		(0.10)	(0.15)	(0.09)	(0.04)	—
From tax return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.12)		(0.32)	(0.36)	(0.30)	(0.19)	(0.11)

Net asset value, end of period	$11.74		$11.45	$11.85	$11.49	$10.26	$9.24

Total Return[5]
Based on net asset value	3.65%	[6]	(0.80)%	6.26%	15.09%	13.11%	(6.44)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.44%	[10]	0.45%	0.47%	0.52%	0.72%	7.29%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.38%	[10]	0.39%	0.41%	0.45%	0.44%	0.47%	[10]

Net investment income[8,9]	2.19%	[10]	1.84%	1.84%	2.10%	1.99%	2.22%	[10]

Supplemental Data
Net assets, end of period (000)	$114,593		$117,745	$111,333	$62,487	$13,908	$23

Portfolio turnover rate of the LifePath Index Master Portfolio	6%	[12]	12% [12]	20% [12]	12% [12]	2% [13]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.01%, 0.07% and 3.57% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.06%	0.06%	0.05%	0.04%	0.04%	0.06%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for Investor A would have been 7.32%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 18% and 6% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	41

Financial Highlights (concluded)	BlackRock LifePath Index 2030 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.44		$11.85	$11.48	$10.25	$9.24	$10.00

Net investment income[2]	0.14		0.26	0.25	0.26	0.24	0.14
Net realized and unrealized gain (loss)	0.28		(0.32)	0.51	1.30	0.98	(0.77)

Net increase (decrease) from investment operations	0.42		(0.06)	0.76	1.56	1.22	(0.63)

Distributions:[3]
From net investment income	(0.13)		(0.25)	(0.24)	(0.24)	(0.17)	(0.12)
From net realized gain	(0.00)[4]		(0.10)	(0.15)	(0.09)	(0.04)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.13)		(0.35)	(0.39)	(0.33)	(0.21)	(0.13)

Net asset value, end of period	$11.73		$11.44	$11.85	$11.48	$10.25	$9.24

Total Return[5]
Based on net asset value	3.72%	[6]	(0.50)%	6.64%	15.40%	13.28%	(6.28)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.13%	[10]	0.14%	0.17%	0.22%	0.31%	6.94%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.08%	[10]	0.09%	0.11%	0.15%	0.17%	0.19%	[10]

Net investment income[8,9]	2.56%	[10]	2.15%	2.14%	2.32%	2.37%	2.50%	[10]

Supplemental Data
Net assets, end of period (000)	$1,120,950		$870,661	$633,093	$433,320	$175,849	$1,802

Portfolio turnover rate of the LifePath Index Master Portfolio	6%	[12]	12% [12]	20% [12]	12% [12]	2% [13]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.01%, 0.09% and 3.57% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.06%	0.06%	0.05%	0.04%	0.04%	0.06%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for Class K would have been 6.96%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 18% and 6% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	BlackRock LifePath Index 2035 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.58		$11.98	$11.57	$10.21	$9.14	$10.00

Net investment income[2]	0.15		0.26	0.26	0.29	0.25	0.13
Net realized and unrealized gain (loss)	0.26		(0.32)	0.51	1.43	1.04	(0.87)

Net increase (decrease) from investment operations	0.41		(0.06)	0.77	1.72	1.29	(0.74)

Distributions:[3]
From net investment income	(0.13)		(0.26)	(0.24)	(0.25)	(0.17)	(0.11)
From net realized gain	—		(0.08)	(0.12)	(0.11)	(0.05)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.13)		(0.34)	(0.36)	(0.36)	(0.22)	(0.12)

Net asset value, end of period	$11.86		$11.58	$11.98	$11.57	$10.21	$9.14

Total Return[4]
Based on net asset value	3.59%	[5]	(0.53)%	6.68%	16.98%	14.16%	(7.37)%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.17%	[9]	0.20%	0.24%	0.28%	0.86%	7.12%	[9,10]

Total expenses after fees waived and/or reimbursed[7,8]	0.12%	[9]	0.13%	0.15%	0.18%	0.20%	0.23%	[9]

Net investment income[7,8]	2.60%	[9]	2.19%	2.18%	2.59%	2.52%	2.40%	[9]

Supplemental Data
Net assets, end of period (000)	$65,225		$57,253	$37,073	$10,605	$1,835	$23

Portfolio turnover rate of the LifePath Index Master Portfolio	4%	[11]	10% [11]	25% [11]	12% [11]	1% [12]	0%	[12,13]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.03%, 0.21%, and 3.61% for the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.08%	0.07%	0.06%	0.05%	0.04%	0.06%

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.15%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[12]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 24% and 7% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[13]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	43

Financial Highlights (continued)	BlackRock LifePath Index 2035 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.56		$11.96	$11.56	$10.20	$9.14	$10.00

Net investment income[2]	0.13		0.23	0.23	0.25	0.26	0.12
Net realized and unrealized gain (loss)	0.26		(0.32)	0.51	1.45	1.00	(0.87)

Net increase (decrease) from investment operations	0.39		(0.09)	0.74	1.70	1.26	(0.75)

Distributions:[3]
From net investment income	(0.12)		(0.23)	(0.22)	(0.23)	(0.15)	(0.10)
From net realized gain	—		(0.08)	(0.12)	(0.11)	(0.05)	—
From tax return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.12)		(0.31)	(0.34)	(0.34)	(0.20)	(0.11)

Net asset value, end of period	$11.83		$11.56	$11.96	$11.56	$10.20	$9.14

Total Return[4]
Based on net asset value	3.39%	[5]	(0.78)%	6.37%	16.74%	13.83%	(7.52)%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.42%	[9]	0.45%	0.48%	0.54%	0.89%	7.47%	[9,10]

Total expenses after fees waived and/or reimbursed[7,8]	0.37%	[9]	0.38%	0.41%	0.44%	0.45%	0.48%	[9]

Net investment income[7,8]	2.36%	[9]	1.95%	1.91%	2.29%	2.59%	2.14%	[9]

Supplemental Data
Net assets, end of period (000)	$109,357		$94,830	$83,587	$38,107	$3,798	$23

Portfolio turnover rate of the LifePath Index Master Portfolio	4%	[11]	10% [11]	25% [11]	12% [11]	1% [12]	0%	[12,13]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.03%, 0.09%, and 3.61% for the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.08%	0.07%	0.06%	0.05%	0.04%	0.06%

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.50%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[12]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 24% and 7% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[13]	Rounds to less than 1%.

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (concluded)	BlackRock LifePath Index 2035 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.57		$11.98	$11.56	$10.20	$9.14	$10.00

Net investment income[2]	0.15		0.27	0.26	0.27	0.24	0.13
Net realized and unrealized gain (loss)	0.27		(0.33)	0.53	1.45	1.04	(0.87)

Net increase (decrease) from investment operations	0.42		(0.06)	0.79	1.72	1.28	(0.74)

Distributions:[3]
From net investment income	(0.14)		(0.27)	(0.25)	(0.25)	(0.17)	(0.11)
From net realized gain	—		(0.08)	(0.12)	(0.11)	(0.05)	—
From tax return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.14)		(0.35)	(0.37)	(0.36)	(0.22)	(0.12)

Net asset value, end of period	$11.85		$11.57	$11.98	$11.56	$10.20	$9.14

Total Return[4]
Based on net asset value	3.62%	[5]	(0.56)%	6.82%	17.02%	14.07%	(7.35)%	[5]

Ratio to Average Net Assets[6]
Total expenses[7,8]	0.12%	[9]	0.14%	0.19%	0.25%	0.48%	7.02%	[9,10]

Total expenses after fees waived and/or reimbursed[7,8]	0.07%	[9]	0.08%	0.11%	0.15%	0.17%	0.19%	[9]

Net investment income[7,8]	2.69%	[9]	2.26%	2.22%	2.44%	2.43%	2.43%	[9]

Supplemental Data
Net assets, end of period (000)	$644,027		$457,472	$289,331	$158,455	$76,095	$1,782

Portfolio turnover rate of the LifePath Index Master Portfolio	4%	[11]	10% [11]	25% [11]	12% [11]	1% [12]	0%	[12,13]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.03%, 0.10%, and 3.61% for the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.08%	0.07%	0.06%	0.05%	0.04%	0.06%

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.05%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[12]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 24% and 7% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

[13]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	45

Financial Highlights	BlackRock LifePath Index 2040 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.65		$12.11	$11.69	$10.18	$9.04	$10.00

Net investment income[2]	0.16		0.28	0.27	0.28	0.23	0.13
Net realized and unrealized gain (loss)	0.23		(0.36)	0.54	1.60	1.12	(0.98)

Net increase (decrease) from investment operations	0.39		(0.08)	0.81	1.88	1.35	(0.85)

Distributions:[3]
From net investment income	(0.14)		(0.27)	(0.26)	(0.26)	(0.18)	(0.10)
From net realized gain	—		(0.11)	(0.13)	(0.11)	(0.03)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.14)		(0.38)	(0.39)	(0.37)	(0.21)	(0.11)

Net asset value, end of period	$11.90		$11.65	$12.11	$11.69	$10.18	$9.04

Total Return[4]
Based on net asset value	3.39%	[5]	(0.69)%	6.94%	18.61%	15.01%	(8.44)%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.17%	[9]	0.20%	0.23%	0.29%	0.53%	7.17%	[9,10]

Total expenses after fees waived and/or reimbursed[7,8]	0.12%	[9]	0.13%	0.16%	0.20%	0.19%	0.23%	[9]

Net investment income[7,8]	2.72%	[9]	2.26%	2.23%	2.55%	2.36%	2.34%	[9]

Supplemental Data
Net assets, end of period (000)	$74,381		$66,512	$50,054	$19,346	$9,554	$23

Portfolio turnover rate of the LifePath Index Master Portfolio	5%	[11]	11% [11]	29% [11]	12% [11]	3% [12]	0%	[12,13]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.02%, 0.11% and 3.65% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.08%	0.07%	0.06%	0.05%	0.04%	0.07%

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.19%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[12]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 21% and 5% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[13]	Rounds to less than 1%.

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath Index 2040 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.64		$12.09	$11.68	$10.17	$9.04	$10.00

Net investment income[2]	0.14		0.25	0.24	0.27	0.21	0.11
Net realized and unrealized gain (loss)	0.23		(0.35)	0.53	1.58	1.11	(0.97)

Net increase (decrease) from investment operations	0.37		(0.10)	0.77	1.85	1.32	(0.86)

Distributions:[3]
From net investment income	(0.13)		(0.24)	(0.23)	(0.23)	(0.16)	(0.09)
From net realized gain	—		(0.11)	(0.13)	(0.11)	(0.03)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.13)		(0.35)	(0.36)	(0.34)	(0.19)	(0.10)

Net asset value, end of period	$11.88		$11.64	$12.09	$11.68	$10.17	$9.04

Total Return[4]
Based on net asset value	3.28%	[5]	(0.94)%	6.62%	18.38%	14.63%	(8.58)%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.44%	[9]	0.45%	0.48%	0.53%	0.85%	7.42%	[9,10]

Total expenses after fees waived and/or reimbursed[7,8]	0.37%	[9]	0.38%	0.41%	0.45%	0.45%	0.48%	[9]

Net investment income[7,8]	2.43%	[9]	2.02%	1.98%	2.39%	2.13%	2.08%	[9]

Supplemental Data
Net assets, end of period (000)	$71,383		$69,660	$58,952	$31,753	$7,563	$23

Portfolio turnover rate of the LifePath Index Master Portfolio	5%	[11]	11% [11]	29% [11]	12% [11]	3% [12]	0%	[12,13]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.02%, 0.14% and 3.65% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.08%	0.07%	0.06%	0.05%	0.04%	0.07%

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.45%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[12]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 21% and 5% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[13]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	47

Financial Highlights (concluded)	BlackRock LifePath Index 2040 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.65		$12.10	$11.69	$10.18	$9.04	$10.00

Net investment income[2]	0.16		0.28	0.27	0.29	0.25	0.13
Net realized and unrealized gain (loss)	0.24		(0.34)	0.53	1.59	1.10	(0.97)

Net increase (decrease) from investment operations	0.40		(0.06)	0.80	1.88	1.35	(0.84)

Distributions from:[3]
From net investment income	(0.15)		(0.28)	(0.26)	(0.26)	(0.18)	(0.11)
From net realized gain	—		(0.11)	(0.13)	(0.11)	(0.03)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.15)		(0.39)	(0.39)	(0.37)	(0.21)	(0.12)

Net asset value, end of period	$11.90		$11.65	$12.10	$11.69	$10.18	$9.04

Total Return[4]
Based on net asset value	3.41%	[5]	(0.56)%	6.90%	18.66%	15.03%	(8.42)%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.12%	[9]	0.14%	0.18%	0.24%	0.39%	7.06%	[9,10]

Total expenses after fees waived and/or reimbursed[7,8]	0.07%	[9]	0.08%	0.11%	0.15%	0.18%	0.20%	[9]

Net investment income[7,8]	2.79%	[9]	2.33%	2.27%	2.58%	2.52%	2.36%	[9]

Supplemental Data
Net assets, end of period (000)	$766,817		$615,122	$437,342	$275,471	$90,476	$1,763

Portfolio turnover rate of the LifePath Index Master Portfolio	5%	[11]	11% [11]	29% [11]	12% [11]	3% [12]	0%	[12,13]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.02%, 0.02%, 0.02%, 0.14%, and 3.65 % for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.08%	0.07%	0.06%	0.05%	0.04%	0.07%

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.09%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[12]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 21% and 5% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[13]	Rounds to less than 1%.

See Notes to Financial Statements.

48	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	BlackRock LifePath Index 2045 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.80		$12.25	$11.78	$10.13	$8.94	$10.00

Net investment income[2]	0.16		0.29	0.29	0.34	0.26	0.12
Net realized and unrealized gain (loss)	0.23		(0.37)	0.54	1.69	1.13	(1.07)

Net increase (decrease) from investment operations	0.39		(0.08)	0.83	2.03	1.39	(0.95)

Distributions:[3]
From net investment income	(0.15)		(0.28)	(0.26)	(0.27)	(0.18)	(0.10)
From net realized gain	(0.00)[4]		(0.09)	(0.10)	(0.11)	(0.02)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.15)		(0.37)	(0.36)	(0.38)	(0.20)	(0.11)

Net asset value, end of period	$12.04		$11.80	$12.25	$11.78	$10.13	$8.94

Total Return[5]
Based on net asset value	3.29%	[6]	(0.70)%	7.07%	20.18%	15.58%	(9.51)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.17%	[10]	0.21%	0.26%	0.35%	1.35%	7.23%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.11%	[10]	0.12%	0.15%	0.20%	0.22%	0.24%	[10]

Net investment income[8,9]	2.78%	[10]	2.32%	2.35%	3.01%	2.64%	2.26%	[10]

Supplemental Data
Net assets, end of period (000)	$50,368		$45,228	$27,964	$4,117	$532	$22

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[12]	10% [12]	30% [12]	12% [12]	2% [13]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.04%, 0.03%, 0.03%, 0.05%, 0.36%, and 3.69% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.09%	0.08%	0.07%	0.05%	0.04%	0.07%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.25%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 22% and 6% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	49

Financial Highlights (continued)	BlackRock LifePath Index 2045 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.78		$12.23	$11.77	$10.12	$8.94	$10.00

Net investment income[2]	0.15		0.26	0.25	0.29	0.27	0.11
Net realized and unrealized gain (loss)	0.22		(0.37)	0.54	1.72	1.09	(1.08)

Net increase (decrease) from investment operations	0.37		(0.11)	0.79	2.01	1.36	(0.97)

Distributions:[3]
From net investment income	(0.13)		(0.25)	(0.23)	(0.25)	(0.16)	(0.08)
From net realized gain	(0.00)[4]		(0.09)	(0.10)	(0.11)	(0.02)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.13)		(0.34)	(0.33)	(0.36)	(0.18)	(0.09)

Net asset value, end of period	$12.02		$11.78	$12.23	$11.77	$10.12	$8.94

Total Return[5]
Based on net asset value	3.18%	[6]	(0.94)%	6.74%	19.96%	15.27%	(9.64)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.42%	[10]	0.46%	0.51%	0.58%	1.39%	7.48%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.36%	[10]	0.37%	0.40%	0.44%	0.46%	0.49%	[10]

Net investment income[8,9]	2.54%	[10]	2.09%	2.04%	2.61%	2.75%	2.00%	[10]

Supplemental Data
Net assets, end of period (000)	$51,571		$43,155	$33,859	$16,428	$887	$22

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[12]	10% [12]	30% [12]	12% [12]	2% [13]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.04%, 0.03%, 0.03%, 0.06%, 0.25%, and 3.69% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.09%	0.08%	0.07%	0.05%	0.04%	0.07%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.50%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 22% and 6% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%.

See Notes to Financial Statements.

50	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (concluded)	BlackRock LifePath Index 2045 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.81		$12.26	$11.79	$10.13	$8.94	$10.00

Net investment income[2]	0.17		0.29	0.28	0.30	0.26	0.12
Net realized and unrealized gain (loss)	0.22		(0.37)	0.55	1.74	1.13	(1.07)

Net increase (decrease) from investment operations	0.39		(0.08)	0.83	2.04	1.39	(0.95)

Distributions:[3]
From net investment income	(0.15)		(0.28)	(0.26)	(0.27)	(0.18)	(0.10)
From net realized gain	(0.00)[4]		(0.09)	(0.10)	(0.11)	(0.02)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.15)		(0.37)	(0.36)	(0.38)	(0.20)	(0.11)

Net asset value, end of period	$12.05		$11.81	$12.26	$11.79	$10.13	$8.94

Total Return[5]
Based on net asset value	3.31%	[6]	(0.64)%	7.10%	20.32%	15.61%	(9.49)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.13%	[10]	0.15%	0.22%	0.31%	0.89%	7.12%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.06%	[10]	0.07%	0.10%	0.15%	0.18%	0.21%	[10]

Net investment income[8,9]	2.88%	[10]	2.39%	2.33%	2.73%	2.60%	2.29%	[10]

Supplemental Data
Net assets, end of period (000)	$350,520		$252,843	$164,934	$84,015	$31,724	$1,744

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[12]	10% [12]	30% [12]	12% [12]	2% [13]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.04%, 0.03%, 0.03%, 0.06%, 0.24%, and 3.69% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.09%	0.08%	0.07%	0.05%	0.04%	0.07%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.15%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 22% and 6% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	51

Financial Highlights	BlackRock LifePath Index 2050 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.95		$12.41	$11.91	$10.11	$8.86	$10.00

Net investment income[2]	0.16		0.29	0.29	0.34	0.24	0.12
Net realized and unrealized gain (loss)	0.23		(0.38)	0.57	1.82	1.21	(1.16)

Net increase (decrease) from investment operations	0.39		(0.09)	0.86	2.16	1.45	(1.04)

Distributions:[3]
From net investment income	(0.15)		(0.28)	(0.26)	(0.27)	(0.19)	(0.09)
From net realized gain	(0.00)[4]		(0.09)	(0.10)	(0.09)	(0.01)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.15)		(0.37)	(0.36)	(0.36)	(0.20)	(0.10)

Net asset value, end of period	$12.19		$11.95	$12.41	$11.91	$10.11	$8.86

Total Return[5]
Based on net asset value	3.29%	[6]	(0.72)%	7.23%	21.56%	16.35%	(10.36)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.19%	[10]	0.22%	0.27%	0.34%	1.55%	7.27%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.11%	[10]	0.12%	0.15%	0.20%	0.21%	0.24%	[10]

Net investment income[8,9]	2.80%	[10]	2.32%	2.33%	3.03%	2.44%	2.22%	[10]

Supplemental Data
Net assets, end of period (000)	$43,271		$38,476	$24,618	$7,679	$1,573	$22

Portfolio turnover rate of the LifePath Index Master Portfolio	2%	[12]	14% [12]	22% [12]	12% [12]	3% [13]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.04%, 0.03%, 0.03%, 0.06%, 0.47%, and 3.71% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.09%	0.09%	0.08%	0.06%	0.05%	0.07%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.30%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 26% and 5% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%.

See Notes to Financial Statements.

52	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath Index 2050 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.93		$12.39	$11.89	$10.10	$8.86	$10.00

Net investment income[2]	0.15		0.26	0.26	0.32	0.28	0.10
Net realized and unrealized gain (loss)	0.23		(0.38)	0.57	1.81	1.14	(1.15)

Net increase (decrease) from investment operations	0.38		(0.12)	0.83	2.13	1.42	(1.05)

Distributions:[3]
From net investment income	(0.14)		(0.25)	(0.23)	(0.25)	(0.17)	(0.08)
From net realized gain	(0.00)[4]		(0.09)	(0.10)	(0.09)	(0.01)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.14)		(0.34)	(0.33)	(0.34)	(0.18)	(0.09)

Net asset value, end of period	$12.17		$11.93	$12.39	$11.89	$10.10	$8.86

Total Return[5]
Based on net asset value	3.18%	[6]	(0.96)%	7.01%	21.25%	16.00%	(10.49)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.45%	[10]	0.46%	0.52%	0.59%	1.33%	7.69%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.36%	[10]	0.37%	0.40%	0.45%	0.47%	0.49%	[10]

Net investment income[8,9]	2.56%	[10]	2.09%	2.08%	2.85%	2.86%	1.97%	[10]

Supplemental Data
Net assets, end of period (000)	$32,287		$27,413	$22,053	$12,103	$1,090	$25

Portfolio turnover rate of the LifePath Index Master Portfolio	2%	[12]	14% [12]	22% [12]	12% [12]	3% [13]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.04%, 0.03%, 0.03%, 0.06%, 0.22%, and 3.71% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.09%	0.09%	0.08%	0.06%	0.05%	0.07%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.71%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 26% and 5% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	53

Financial Highlights (concluded)	BlackRock LifePath Index 2050 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.95		$12.41	$11.91	$10.11	$8.86	$10.00

Net investment income[2]	0.17		0.30	0.29	0.32	0.26	0.12
Net realized and unrealized gain (loss)	0.22		(0.38)	0.58	1.85	1.19	(1.16)

Net increase (decrease) from investment operations	0.39		(0.08)	0.87	2.17	1.45	(1.04)

Distributions:[3]
From net investment income	(0.15)		(0.29)	(0.27)	(0.28)	(0.19)	(0.09)
From net realized gain	(0.00)[4]		(0.09)	(0.10)	(0.09)	(0.01)	—
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.15)		(0.38)	(0.37)	(0.37)	(0.20)	(0.10)

Net asset value, end of period	$12.19		$11.95	$12.41	$11.91	$10.11	$8.86

Total Return[5]
Based on net asset value	3.31%	[6]	(0.67)%	7.28%	21.61%	16.37%	(10.34)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.14%	[10]	0.16%	0.23%	0.33%	0.99%	7.17%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.06%	[10]	0.07%	0.10%	0.15%	0.19%	0.21%	[10]

Net investment income[8,9]	2.88%	[10]	2.39%	2.37%	2.88%	2.67%	2.25%	[10]

Supplemental Data
Net assets, end of period (000)	$351,682		$271,178	$186,198	$83,933	$23,342	$1,727

Portfolio turnover rate of the LifePath Index Master Portfolio	2%	[12]	14% [12]	22% [12]	12% [12]	3% [13]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.04%, 0.03%, 0.03%, 0.06%, 0.27%, and 3.71% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.09%	0.09%	0.08%	0.06%	0.05%	0.07%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.19%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 26% and 5% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%.

See Notes to Financial Statements.

54	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	BlackRock LifePath Index 2055 Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.17		$12.60	$12.05	$10.05	$8.80	$10.00

Net investment income[2]	0.17		0.30	0.31	0.37	0.24	0.12
Net realized and unrealized gain (loss)	0.23		(0.38)	0.58	1.91	1.23	(1.22)

Net increase (decrease) from investment operations	0.40		(0.08)	0.89	2.28	1.47	(1.10)

Distributions:[3]
From net investment income	(0.15)		(0.28)	(0.27)	(0.28)	(0.22)	(0.09)
From net realized gain	(0.00)[4]		(0.07)	(0.07)	—	—	—
From return of capital	—		—	—	—	(0.00)[4]	(0.01)

Total distributions	(0.15)		(0.35)	(0.34)	(0.28)	(0.22)	(0.10)

Net asset value, end of period	$12.42		$12.17	$12.60	$12.05	$10.05	$8.80

Total Return[5]
Based on net asset value	3.34%	[6]	(0.64)%	7.46%	22.91%	16.78%	(10.98)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.23%	[10]	0.30%	0.43%	0.75%	4.43%	7.32%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.10%	[10]	0.11%	0.13%	0.20%	0.24%	0.24%	[10]

Net investment income[8,9]	2.92%	[10]	2.39%	2.50%	3.25%	2.46%	2.21%	[10]

Supplemental Data
Net assets, end of period (000)	$25,983		$19,214	$7,874	$896	$25	$22

Portfolio turnover rate of the LifePath Index Master Portfolio	5%	[12]	17% [12]	22% [12]	15% [12]	8% [13]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.07%, 0.05%, 0.10%, 0.26%, 1.36%, and 3.73% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.10%	0.09%	0.09%	0.06%	0.05%	0.08%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.34%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 53% and 13% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	55

Financial Highlights (continued)	BlackRock LifePath Index 2055 Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.15		$12.58	$12.04	$10.05	$8.80	$10.00

Net investment income[2]	0.16		0.27	0.27	0.33	0.25	0.10
Net realized and unrealized gain (loss)	0.23		(0.38)	0.58	1.92	1.20	(1.21)

Net increase (decrease) from investment operations	0.39		(0.11)	0.85	2.25	1.45	(1.11)

Distributions:[3]
From net investment income	(0.14)		(0.25)	(0.24)	(0.26)	(0.20)	(0.08)
From net realized gain	(0.00)[4]		(0.07)	(0.07)	—	—	—
From return of capital	—		—	—	—	(0.00)[4]	(0.01)

Total distributions	(0.14)		(0.32)	(0.31)	(0.26)	(0.20)	(0.09)

Net asset value, end of period	$12.40		$12.15	$12.58	$12.04	$10.05	$8.80

Total Return[5]
Based on net asset value	3.24%	[6]	(0.88)%	7.13%	22.55%	16.55%	(11.11)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.47%	[10]	0.53%	0.69%	0.91%	3.98%	7.57%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.35%	[10]	0.36%	0.40%	0.44%	0.49%	0.49%	[10]

Net investment income[8,9]	2.66%	[10]	2.13%	2.14%	2.87%	2.60%	1.95%	[10]

Supplemental Data
Net assets, end of period (000)	$19,791		$13,140	$8,945	$4,696	$129	$22

Portfolio turnover rate of the LifePath Index Master Portfolio	5%	[12]	17% [12]	22% [12]	15% [12]	8% [13]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.07%, 0.05%, 0.10%, 0.27%, 1.05%, and 3.74% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.10%	0.09%	0.09%	0.06%	0.05%	0.08%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.59%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 53% and 13% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%.

See Notes to Financial Statements.

56	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (concluded)	BlackRock LifePath Index 2055 Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.17		$12.60	$12.05	$10.05	$8.80	$10.00

Net investment income[2]	0.18		0.31	0.30	0.34	0.26	0.12
Net realized and unrealized gain (loss)	0.23		(0.38)	0.60	1.95	1.21	(1.22)

Net increase (decrease) from investment operations	0.41		(0.07)	0.90	2.29	1.47	(1.10)

Distributions:[3]
From net investment income	(0.16)		(0.29)	(0.28)	(0.29)	(0.22)	(0.09)
From net realized gain	(0.00)[4]		(0.07)	(0.07)	—	—	—
From return of capital	—		—	—	—	(0.00)[4]	(0.01)

Total distributions	(0.16)		(0.36)	(0.35)	(0.29)	(0.22)	(0.10)

Net asset value, end of period	$12.42		$12.17	$12.60	$12.05	$10.05	$8.80

Total Return[5]
Based on net asset value	3.36%	[6]	(0.60)%	7.50%	22.95%	16.83%	(10.96)%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	0.19%	[10]	0.24%	0.42%	0.70%	3.71%	7.21%	[10,11]

Total expenses after fees waived and/or reimbursed[8,9]	0.05%	[10]	0.06%	0.10%	0.15%	0.19%	0.21%	[10]

Net investment income[8,9]	3.00%	[10]	2.43%	2.44%	3.05%	2.71%	2.24%	[10]

Supplemental Data
Net assets, end of period (000)	$114,129		$74,656	$45,039	$18,345	$4,706	$1,716

Portfolio turnover rate of the LifePath Index Master Portfolio	5%	[12]	17% [12]	22% [12]	15% [12]	8% [13]	0%	[13,14]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.07%, 0.05%, 0.10%, 0.28%, 0.18% and 3.74% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period May 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Investments in underlying funds	0.10%	0.09%	0.09%	0.06%	0.05%	0.08%

[10]	Annualized.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.22%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[13]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 53% and 13% for the years ended December 31, 2012 and the period ended December 31, 2011, respectively.

[14]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	57

Financial Highlights	BlackRock LifePath Index 2060 Fund

	Institutional
	Period February 29, 2016[1] to June 30, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.12
Net realized and unrealized gain	0.89

Net increase from investment operations	1.01

Distributions from net investment income[3]	(0.10)

Net asset value, end of period	$10.91

Total Return[4]
Based on net asset value	10.07%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8,9]	10.51%	[10]

Total expenses after fees waived/or reimbursed[7,8,9]	0.09%

Net investment income[7,8,9]	3.31%

Supplemental Data
Net assets, end of period (000)	$55

Portfolio turnover rate of the LifePath Index Master Portfolio	86%	[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 3.08% for period ended June 30, 2016.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period February 29, 2016[1] to June 30, 2016 (Unaudited)

Investments in underlying funds	0.12%

[9]	Annualized.

[10]	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 27.14%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

58	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights (continued)	BlackRock LifePath Index 2060 Fund

	Investor A
	Period February 29, 2016[1] to June 30, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.13
Net realized and unrealized gain	0.86

Net increase from investment operations	0.99

Distributions from net investment income[3]	(0.09)

Net asset value, end of period	$10.90

Total Return[4]
Based on net asset value	9.90%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8,9]	10.49%	[10]

Total expenses after fees waived/or reimbursed[7,8,9]	0.36%

Net investment income[7,8,9]	3.58%

Supplemental Data
Net assets, end of period (000)	$77

Portfolio turnover rate of the LifePath Index Master Portfolio	86%	[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 3.05% for period ended June 30, 2016.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period February 29, 2016[1] to June 30, 2016 (Unaudited)

Investments in underlying funds	0.12%

[9]	Annualized.

[10]	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 26.62%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	59

Financial Highlights (concluded)	BlackRock LifePath Index 2060 Fund

	Class K
	Period February 29, 2016[1] to June 30, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.14
Net realized and unrealized gain	0.87

Net increase from investment operations	1.01

Distributions from net investment income[3]	(0.10)

Net asset value, end of period	$10.91

Total Return[4]
Based on net asset value	10.09%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8,9]	10.34%	[10]

Total expenses after fees waived/or reimbursed[7,8,9]	0.04%

Net investment income[7,8,9]	3.87%

Supplemental Data
Net assets, end of period (000)	$1,555

Portfolio turnover rate of the LifePath Index Master Portfolio	86%	[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 3.07% for period ended June 30, 2016.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period February 29, 2016[1] to June 30, 2016 (Unaudited)

Investments in underlying funds	0.12%

[9]	Annualized.

[10]	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 26.72%.

[11]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

60	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Index Funds” or individually, as a “LifePath Index Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2020 Fund	LifePath Index 2020 Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified

Each LifePath Index Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Index Master Portfolio has the same investment objective and strategies as its corresponding LifePath Index Fund. The value of each LifePath Index Fund’s investment in its corresponding LifePath Index Master Portfolio reflects the LifePath Index Fund’s proportionate interest in the net assets of the LifePath Master Portfolio. The performance of the LifePath Funds is directly affected by the performance of its corresponding LifePath Index Master Portfolio. At June 30, 2016, the percentage of the LifePath Index Master Portfolio owned by the corresponding LifePath Index Fund was 100.0%, except that 99.4% of LifePath® Index 2060 Master Portfolio was owned by LifePath Index 2060 Fund. As such, the financial statements of the LifePath Index Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Index Funds’ financial statements.

Each LifePath Index Fund offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K	No	No	None

The LifePath Index Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Index Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from each LifePath Index Master Portfolio are accounted for on a trade date basis. Each LifePath Index Fund records its proportionate share of its LifePath Index Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, each LifePath Index Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Index Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

BLACKROCK FUNDS III	JUNE 30, 2016	61

Notes to Financial Statements (continued)

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the LifePath 2060 Index Fund were expensed by the LifePath Index Fund and reimbursed by the Manager. The Manager reimbursed the LifePath 2060 Index Fund $91,209, which is shown as expenses reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, a LifePath Index Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Index Fund or its classes are charged to that LifePath Index Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Index Funds and other shared expenses prorated to the LifePath Index Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Index Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the LifePath Index Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The LifePath Index Funds’ policy is to value their financial instruments at fair value. Each LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value based on the LifePath Index Fund’s proportionate interest in the net assets of the LifePath Index Master Portfolio. Valuation of securities held by the LifePath Index Master Portfolio is discussed in Note 3 of the LifePath Index Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration

The Trust, on behalf of the LifePath Index Funds, entered into an Administration Agreement with BlackRock Advisor, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Index Funds. BAL is entitled to receive for these administration services an annual fee of 0.03% based on the average daily net assets of each LifePath Index Fund.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Index Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

Service and Distribution Fees

The Trust, on behalf of the LifePath Index Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Index Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of each LifePath Index Fund’s Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Index Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended June 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Index Fund:

Service and Distribution Fees
Investor A
LifePath Index Retirement Fund	$75,597
LifePath Index 2020 Fund	$131,050
LifePath Index 2025 Fund	$134,496
LifePath Index 2030 Fund	$144,560
LifePath Index 2035 Fund	$123,397
LifePath Index 2040 Fund	$85,897
LifePath Index 2045 Fund	$57,466
LifePath Index 2050 Fund	$34,822
LifePath Index 2055 Fund	$19,908
LifePath Index 2060 Fund	$48

62	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (continued)

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the LifePath Index Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2016, the LifePath Index Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Total
LifePath Index Retirement Fund	$16,408	$16,169	$32,577
LifePath Index 2020 Fund	$21,060	$31,047	$52,107
LifePath Index 2025 Fund	$17,043	$25,788	$42,831
LifePath Index 2030 Fund	$21,543	$33,282	$54,825
LifePath Index 2035 Fund	$12,995	$23,196	$36,191
LifePath Index 2040 Fund	$15,843	$20,071	$35,914
LifePath Index 2045 Fund	$10,240	$10,638	$20,878
LifePath Index 2050 Fund	$9,266	$7,555	$16,821
LifePath Index 2055 Fund	$4,464	$3,430	$7,894

The Administrator maintains a call center that is responsible for providing certain shareholder services to the LifePath Index Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions transactions based upon instructions from shareholders. For the six months ended June 30, 2016, each LifePath Index Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Total
LifePath Index Retirement Fund	$173	$270	$709	$1,152
LifePath Index 2020 Fund	$206	$494	$1,473	$2,173
LifePath Index 2025 Fund	$189	$444	$1,048	$1,681
LifePath Index 2030 Fund	$208	$536	$1,487	$2,231
LifePath Index 2035 Fund	$165	$401	$949	$1,515
LifePath Index 2040 Fund	$196	$432	$1,156	$1,784
LifePath Index 2045 Fund	$166	$397	$720	$1,283
LifePath Index 2050 Fund	$164	$331	$823	$1,318
LifePath Index 2055 Fund	$135	$308	$505	$948

For the six months ended June 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of LifePath Index Fund:

	Institutional	Investor A	Class K	Total
LifePath Index Retirement Fund	$18,388	$18,271	$15,512	$52,171
LifePath Index 2020 Fund	$23,297	$33,954	$19,694	$76,945
LifePath Index 2025 Fund	$19,291	$27,911	$12,579	$59,781
LifePath Index 2030 Fund	$24,030	$36,410	$20,990	$81,430
LifePath Index 2035 Fund	$15,423	$25,531	$13,203	$54,156
LifePath Index 2040 Fund	$18,562	$22,700	$19,993	$61,255
LifePath Index 2045 Fund	$12,887	$12,775	$13,661	$39,323
LifePath Index 2050 Fund	$12,564	$10,322	$20,667	$43,553
LifePath Index 2055 Fund	$8,184	$5,246	$14,368	$27,797
LifePath Index 2060 Fund	$12	$12	$61	$85

Expense Limitations, Waivers, Reimbursements and Recoupments

BFA and BAL, with respect to the LifePath Index Funds, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the LifePath Index Funds’ business. The expense limitations as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A, and 1.05% for Class K. This agreement will automatically renew on May 1 of each year for an additional year until May 1, 2026, unless terminated earlier by the Board, including a majority of the Independent Trustees, or by a vote of the majority of the outstanding voting securities of the applicable LifePath Index Fund.

In addition, BFA and BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the

BLACKROCK FUNDS III	JUNE 30, 2016	63

Notes to Financial Statements (continued)

ordinary course of the LifePath Index Fund’s business. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of majority of the outstanding voting securities of the LifePath Index Fund. The expense limitations as a percentage of average daily net assets until May 1, 2017 are as follows:

	Institutional	Investor A	Class K
LifePath Index Retirement Fund	0.10%	0.35%	0.05%
LifePath Index 2020 Fund	0.10%	0.35%	0.05%
LifePath Index 2025 Fund	0.10%	0.35%	0.05%
LifePath Index 2030 Fund	0.10%	0.35%	0.05%
LifePath Index 2035 Fund	0.09%	0.34%	0.04%
LifePath Index 2040 Fund	0.09%	0.34%	0.04%
LifePath Index 2045 Fund	0.08%	0.33%	0.03%
LifePath Index 2050 Fund	0.08%	0.33%	0.03%
LifePath Index 2055 Fund	0.07%	0.32%	0.02%
LifePath Index 2060 Fund	0.07%	0.32%	0.02%

These amounts waived and/or reimbursed are included in fees waived by the Administrator, and shown as transfer agent fees waived and/or reimbursed — class specific, in the Statements of Operations. For the six months ended June 30, 2016, the amounts included in fees waived by the Administrator were as follows:

		Institutional	Investor A	Class K	Total
Amount waived……	LifePath Index Retirement Fund	$1,213	$2,953	$14,804	$18,970
Amount waived……	LifePath Index 2020 Fund	$1,349	$7,586	$18,220	$27,155
Amount waived……	LifePath Index 2025 Fund	$882	$1,254	$11,531	$13,667
Amount waived……	LifePath Index 2030 Fund	$1,903	$7,231	$19,503	$28,637
Amount waived……	LifePath Index 2035 Fund	$556	$1,408	$12,252	$14,216
Amount waived……	LifePath Index 2040 Fund	$1,589	$5,286	$18,837	$25,712
Amount waived……	LifePath Index 2045 Fund	$1,233	$1,100	$12,941	$15,274
Amount waived……	LifePath Index 2050 Fund	$2,563	$2,937	$19,843	$25,343
Amount waived……	LifePath Index 2055 Fund	$2,668	$1,024	$13,862	$17,554
Amount waived……	LifePath Index 2060 Fund	$3	—	$61	$64

If during a LifePath Index Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from BFA or BAL, are less than the expense cap for that share class, the BFA or BAL is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The LifePath Index Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.

•	BFA or BAL or an affiliate continues to serve as the LifePath Index Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which BFA or BAL becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse BFA or BAL shall be calculated by reference to the expense cap for that share class in effect at the time BFA or BAL became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the six months ended June 30, 2016, BAL recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the LifePath Index Funds:

	LifePath Index 2025 Fund	LifePath Index 2035 Fund
Institutional	$68	$13

On June 30, 2016, fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2016	2017	2018
LifePath Index Retirement Fund
Fund level	$236,881	$267,767	$137,783
Institutional	$4,112	$8,299	$1,308
Investor A	—	$10,921	$3,215
Class K	$38,752	$28,603	$15,513

64	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (continued)

	Expiring December 31,
	2016	2017	2018
LifePath Index 2020 Fund
Fund level	$378,914	$470,803	$238,547
Institutional	$5,309	$9,854	$1,492
Investor A	$4,044	$14,497	$8,080
Class K	$34,471	$33,795	$19,693
LifePath Index 2025 Fund
Fund level	$251,481	$335,371	$190,686
Institutional	$1,845	$9,037	$993
Investor A	$2,905	$13,405	$1,513
Class K	$18,068	$18,415	$12,579
LifePath Index 2030 Fund
Fund level	$360,380	$463,274	$243,092
Institutional	$3,365	$9,386	$2,076
Investor A	$3,592	$16,429	$7,748
Class K	$35,943	$35,862	$20,990
LifePath Index 2035 Fund
Fund level	$217,349	$281,863	$160,915
Institutional	$1,495	$6,733	$679
Investor A	$1,076	$13,807	$1,652
Class K	$20,255	$19,218	$13,201
LifePath Index 2040 Fund
Fund level	$274,798	$353,535	$184,391
Institutional	$1,865	$8,017	$1,754
Investor A	$2,134	$9,825	$5,705
Class K	$35,927	$34,606	$19,992
LifePath Index 2045 Fund
Fund level	$161,498	$200,123	$111,497
Institutional	$169	$7,595	$1,391
Investor A	$1,843	$7,392	$1,412
Class K	$21,336	$19,915	$13,660
LifePath Index 2050 Fund
Fund level	$167,905	$212,016	$113,552
Institutional	$1,309	$8,506	$2,727
Investor A	$3,247	$5,578	$3,261
Class K	$35,911	$34,777	$20,666
LifePath Index 2055 Fund
Fund level	$104,536	$126,231	$70,299
Institutional	$1,426	$6,770	$2,803
Investor A	$1,708	$3,365	$1,333
Class K	$17,946	$19,560	$14,367
LifePath Index 2060 Fund
Fund level	—	—	$68,966
Institutional	—	—	$3
Investor A	—	—	—
Class K	—	—	$61

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the LifePath Index Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each LifePath Index Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on each LifePath Index Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Index Funds as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Funds’ financial statements.

BLACKROCK FUNDS III	JUNE 30, 2016	65

Notes to Financial Statements (continued)

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
LifePath Index Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,281,943	$14,239,080	2,554,950	$29,021,680
Shares issued in reinvestment of distributions	67,615	761,971	175,020	1,948,895
Shares redeemed	(806,794)	(8,969,547)	(2,521,227)	(28,805,683)

Net increase	542,764	$6,031,504	208,743	$2,164,892

Investor A
Shares sold	806,443	$8,915,213	3,392,349	$38,594,002
Shares issued in reinvestment of distributions	49,245	554,552	156,883	1,744,295
Shares redeemed	(1,096,302)	(12,096,539)	(2,774,607)	(31,378,201)

Net increase (decrease)	(240,614)	$(2,626,774)	774,625	$8,960,096

Class K
Shares sold	10,727,232	$118,529,955	16,777,846	$189,800,125
Shares issued in reinvestment of distributions	399,569	4,503,203	923,943	10,276,621
Shares redeemed	(4,927,993)	(54,203,056)	(11,204,827)	(126,860,547)

Net increase	6,198,808	$68,830,102	6,496,962	$73,216,199

Total Net Increase	6,500,958	$72,234,832	7,480,330	$84,341,187

LifePath Index 2020 Fund
Institutional
Shares sold	1,833,408	$20,646,026	4,515,664	$52,369,745
Shares issued in reinvestment of distributions	80,853	927,727	220,078	2,500,544
Shares redeemed	(1,873,681)	(21,040,390)	(3,759,343)	(43,917,181)

Net increase	40,580	$533,363	976,399	$10,953,108

Investor A
Shares sold	1,281,459	$14,265,212	4,853,576	$56,122,302
Shares issued in reinvestment of distributions	81,726	935,760	294,782	3,342,355
Shares redeemed	(2,400,182)	(26,939,891)	(3,984,733)	(45,510,700)

Net increase (decrease)	(1,036,997)	$(11,738,919)	1,163,625	$13,953,957

Class K
Shares sold	22,832,025	$257,009,164	30,589,214	$355,194,101
Shares issued in reinvestment of distributions	926,754	10,637,030	2,157,628	24,501,172
Shares redeemed	(8,378,935)	(93,782,021)	(15,000,205)	(173,498,082)

Net increase	15,379,844	$173,864,173	17,746,637	$206,197,191

Total Net Increase	14,383,427	$162,658,617	19,886,661	$231,104,256

LifePath Index 2025 Fund
Institutional
Shares sold	1,520,535	$17,360,175	4,469,528	$52,624,386
Shares issued in reinvestment of distributions	70,870	826,174	153,474	1,771,190
Shares redeemed	(1,143,143)	(13,053,026)	(2,704,757)	(32,206,958)

Net increase	448,262	$5,133,323	1,918,245	$22,188,618

Investor A
Shares sold	1,437,024	$16,279,978	3,065,236	$36,262,072
Shares issued in reinvestment of distributions	89,150	1,038,429	209,188	2,411,971
Shares redeemed	(1,030,605)	(11,777,267)	(1,718,276)	(20,315,086)

Net increase	495,569	$5,541,140	1,556,148	$18,358,957

66	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
LifePath Index 2025 Fund (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	22,937,743	$261,919,029	26,119,320	$307,027,110
Shares issued in reinvestment of distributions	705,940	8,233,232	1,209,314	13,941,182
Shares redeemed	(4,541,452)	(51,544,541)	(6,759,750)	(79,440,503)

Net increase	19,102,231	$218,607,720	20,568,884	$241,527,789

Total Net Increase	20,046,062	$229,282,183	24,043,277	$282,075,364

LifePath Index 2030 Fund
Institutional
Shares sold	1,959,735	$22,463,358	4,274,480	$50,812,514
Shares issued in reinvestment of distributions	92,010	1,075,874	217,842	2,529,945
Shares redeemed	(1,345,769)	(15,406,271)	(2,995,796)	(36,095,486)

Net increase	705,976	$8,132,961	1,496,526	$17,246,973

Investor A
Shares sold	1,826,694	$20,688,290	4,892,193	$58,052,152
Shares issued in reinvestment of distributions	100,413	1,172,787	326,058	3,787,014
Shares redeemed	(2,454,158)	(28,017,524)	(4,325,077)	(50,669,367)

Net increase (decrease)	(527,051)	$(6,156,447)	893,174	$11,169,799

Class K
Shares sold	24,719,064	$282,459,761	31,052,806	$369,413,212
Shares issued in reinvestment of distributions	1,033,758	12,069,906	2,111,529	24,483,767
Shares redeemed	(6,339,690)	(72,049,423)	(10,494,964)	(124,358,272)

Net increase	19,413,132	$222,480,244	22,669,371	$269,538,707

Total Net Increase	19,592,057	$224,456,758	25,059,071	$297,955,479

LifePath Index 2035 Fund
Institutional
Shares sold	1,635,809	$18,828,070	3,454,555	$41,467,537
Shares issued in reinvestment of distributions	60,946	719,447	125,913	1,476,870
Shares redeemed	(1,140,287)	(13,157,170)	(1,729,644)	(21,158,214)

Net increase	556,468	$6,390,347	1,850,824	$21,786,193

Investor A
Shares sold	1,707,233	$19,631,796	2,571,827	$30,980,524
Shares issued in reinvestment of distributions	92,188	1,085,978	211,247	2,474,873
Shares redeemed	(763,085)	(8,684,527)	(1,565,151)	(18,736,195)

Net increase	1,036,336	$12,033,247	1,217,923	$14,719,202

Class K
Shares sold	17,554,356	$201,799,628	19,333,090	$231,569,790
Shares issued in reinvestment of distributions	588,375	6,941,960	997,433	11,683,839
Shares redeemed	(3,323,777)	(38,309,908)	(4,950,460)	(59,410,248)

Net increase	14,818,954	$170,431,680	15,380,063	$183,843,381

Total Net Increase	16,411,758	$188,855,274	18,448,810	$220,348,776

LifePath Index 2040 Fund
Institutional
Shares sold	1,689,444	$19,503,953	3,742,465	$45,441,390
Shares issued in reinvestment of distributions	74,185	878,985	168,425	1,991,699
Shares redeemed	(1,221,555)	(14,149,063)	(2,336,755)	(28,748,355)

Net increase	542,074	$6,233,875	1,574,135	$18,684,734

BLACKROCK FUNDS III	JUNE 30, 2016	67

Notes to Financial Statements (continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
LifePath Index 2040 Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	1,325,945	$15,281,519	3,394,171	$40,987,512
Shares issued in reinvestment of distributions	66,179	782,748	205,645	2,427,847
Shares redeemed	(1,371,486)	(15,897,093)	(2,488,529)	(29,580,282)

Net increase	20,638	$167,174	1,111,287	$13,835,077

Class K
Shares sold	15,265,483	$176,195,919	22,594,367	$274,630,234
Shares issued in reinvestment of distributions	758,584	8,989,728	1,556,425	18,395,984
Shares redeemed	(4,375,776)	(50,352,005)	(7,475,003)	(90,613,541)

Net increase	11,648,291	$134,833,642	16,675,789	$202,412,677

Total Net Increase	12,211,003	$141,234,691	19,361,211	$234,932,488

LifePath Index 2045 Fund
Institutional
Shares sold	1,264,005	$14,766,832	2,832,028	$34,762,713
Shares issued in reinvestment of distributions	49,905	598,382	107,110	1,282,231
Shares redeemed	(964,332)	(11,307,278)	(1,389,856)	(17,360,373)

Net increase	349,578	$4,057,936	1,549,282	$18,684,571

Investor A
Shares sold	974,308	$11,356,600	1,707,713	$21,065,033
Shares issued in reinvestment of distributions	46,195	553,071	100,984	1,206,383
Shares redeemed	(393,872)	(4,608,372)	(914,620)	(11,197,390)

Net increase	626,631	$7,301,299	894,077	$11,074,026

Class K
Shares sold	9,313,347	$108,761,528	10,357,098	$127,174,706
Shares issued in reinvestment of distributions	338,727	4,066,054	583,925	6,985,514
Shares redeemed	(1,979,506)	(23,107,970)	(2,987,293)	(36,776,708)

Net increase	7,672,568	$89,719,612	7,953,730	$97,383,512

Total Net Increase	8,648,777	$101,078,847	10,397,089	$127,142,109

LifePath Index 2050 Fund
Institutional
Shares sold	1,025,224	$12,108,913	2,839,446	$35,471,658
Shares issued in reinvestment of distributions	43,191	524,406	92,590	1,122,079
Shares redeemed	(738,637)	(8,723,152)	(1,696,316)	(21,414,834)

Net increase	329,778	$3,910,167	1,235,720	$15,178,903

Investor A
Shares sold	807,831	$9,541,777	1,493,742	$18,562,504
Shares issued in reinvestment of distributions	28,837	349,623	72,199	873,353
Shares redeemed	(481,200)	(5,594,514)	(1,048,315)	(12,800,671)

Net increase	355,468	$4,296,886	517,626	$6,635,186

Class K
Shares sold	8,293,918	$97,981,789	11,998,246	$149,820,858
Shares issued in reinvestment of distributions	347,872	4,224,325	645,363	7,817,658
Shares redeemed	(2,486,489)	(29,392,079)	(4,957,672)	(61,987,542)

Net increase	6,155,301	$72,814,035	7,685,937	$95,650,974

Total Net Increase	6,840,547	$81,021,088	9,439,283	$117,465,063

68	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (concluded)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
LifePath Index 2055 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	831,032	$10,008,120	1,466,687	$18,564,571
Shares issued in reinvestment of distributions	24,813	307,128	39,112	481,437
Shares redeemed	(342,570)	(4,125,869)	(551,644)	(7,052,483)

Net increase	513,275	$6,189,379	954,155	$11,993,525

Investor A
Shares sold	633,172	$7,565,421	695,213	$8,822,753
Shares issued in reinvestment of distributions	17,235	213,025	27,644	339,634
Shares redeemed	(135,478)	(1,620,070)	(352,293)	(4,399,745)

Net increase	514,929	$6,158,376	370,564	$4,762,642

Class K
Shares sold	3,969,148	$47,748,416	4,101,454	$51,922,767
Shares issued in reinvestment of distributions	109,274	1,352,677	154,168	1,897,041
Shares redeemed	(1,023,963)	(12,365,949)	(1,694,573)	(21,609,401)

Net increase	3,054,459	$36,735,144	2,561,049	$32,210,407

Total Net Increase	4,082,663	$49,082,899	3,885,768	$48,966,574

	Period February 29, 2016[1] to June 30, 2016
LifePath Index 2060 Fund	Shares	Amount
Institutional
Shares sold	5,000	$50,006
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	(5)

Net increase	5,000	$50,001

Investor A
Shares sold	7,301	$75,517
Shares issued in reinvestment of distributions	14	141
Shares redeemed	(251)	(2,722)

Net increase	7,064	$72,936

Class K
Shares sold	142,272	$1,462,153
Shares issued in reinvestment of distributions	358	3,905
Shares redeemed	(56)	(607)

Net increase	142,574	$1,465,451

Total Net Increase	154,638	$1,588,388

[1]	Commencement of operations.

At June 30, 2016, shares of the LifePath Index 2060 Fund owned by BlackRock HoldCo 2, Inc., an affiliate of the LifePath Index Funds, were as follows:

Institutional	Investor A	Class K
5,000	5,000	90,000

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Index Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2016	69

Master Portfolio Information as of June 30, 2016	Master Investment Portfolio

LifePath® Index Retirement Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Fixed Income Funds	59%
Equity Funds	40
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies

U.S. Total Bond Index Master Portfolio	51%
Large Cap Index Master Portfolio	22
iShares TIPS Bond ETF	9
iShares Core MSCI Total International Stock ETF	8
Total International ex U.S. Index Master Portfolio	5
Master Small Cap Index Series	4
BlackRock Cash Funds: Institutional, SL Agency Shares	1

LifePath® Index 2020 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	51%
Fixed Income Funds	49

Ten Largest Holdings	Percent of Affiliated Investment Companies

U.S. Total Bond Index Master Portfolio	42%
Large Cap Index Master Portfolio	28
iShares Core MSCI Total International Stock ETF	9
iShares TIPS Bond ETF	7
Total International ex U.S. Index Master Portfolio	7
Master Small Cap Index Series	3
iShares Cohen & Steers REIT ETF	2
iShares International Developed Real Estate ETF	1
iShares MSCI EAFE Small-Cap ETF	1

LifePath® Index 2025 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	62%
Fixed Income Funds	37
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies

Large Cap Index Master Portfolio	34%
U.S. Total Bond Index Master Portfolio	32
iShares Core MSCI Total International Stock ETF	13
Total International ex U.S. Index Master Portfolio	5
iShares TIPS Bond ETF	5
iShares Cohen & Steers REIT ETF	3
Master Small Cap Index Series	3
iShares International Developed Real Estate ETF	3
BlackRock Cash Funds: Institutional, SL Agency Shares	1
iShares MSCI EAFE Small-Cap ETF	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

70	BLACKROCK FUNDS III	JUNE 30, 2016

Master Portfolio Information as of June 30, 2016 (continued)	Master Investment Portfolio

LifePath® Index 2030 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	73%
Fixed Income Funds	26
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies

Large Cap Index Master Portfolio	39%
U.S. Total Bond Index Master Portfolio	23
iShares Core MSCI Total International Stock ETF	12
Total International ex U.S. Index Master Portfolio	9
iShares Cohen & Steers REIT ETF	5
iShares International Developed Real Estate ETF	4
iShares TIPS Bond ETF	4
Master Small Cap Index Series	2
iShares MSCI EAFE Small-Cap ETF	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1

LifePath® Index 2035 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	82%
Fixed Income Funds	16
Short-Term Securities	2

Ten Largest Holdings	Percent of Affiliated Investment Companies

Large Cap Index Master Portfolio	44%
U.S. Total Bond Index Master Portfolio	14
iShares Core MSCI Total International Stock ETF	17
Total International ex U.S. Index Master Portfolio	8
iShares Cohen & Steers REIT ETF	6
iShares International Developed Real Estate ETF	5
iShares TIPS Bond ETF	2
Master Small Cap Index Series	2
BlackRock Cash Funds: Institutional, SL Agency Shares	1
iShares MSCI EAFE Small-Cap ETF	1

LifePath® Index 2040 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	91%
Fixed Income Funds	8
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies

Large Cap Index Master Portfolio	48%
Total International ex U.S. Index Master Portfolio	11
iShares Core MSCI Total International Stock ETF	16
iShares Cohen & Steers REIT ETF	7
U.S. Total Bond Index Master Portfolio	7
iShares International Developed Real Estate ETF	6
Master Small Cap Index Series	2
iShares MSCI EAFE Small-Cap ETF	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1
iShares TIPS Bond ETF	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS III	JUNE 30, 2016	71

Master Portfolio Information as of June 30, 2016 (continued)	Master Investment Portfolio

LifePath® Index 2045 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	96%
Fixed Income Funds	2
Short-Term Securities	2

Ten Largest Holdings	Percent of Affiliated Investment Companies

Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	20
Total International ex U.S. Index Master Portfolio	9
iShares Cohen & Steers REIT ETF	8
iShares International Developed Real Estate ETF	6
U.S. Total Bond Index Master Portfolio	2
Master Small Cap Index Series	2
BlackRock Cash Funds: Institutional, SL Agency Shares	2
iShares MSCI EAFE Small-Cap ETF	1

LifePath® Index 2050 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	98%
Fixed Income Funds	1
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies

Large Cap Index Master Portfolio	51%
iShares Core MSCI Total International Stock ETF	19
Total International ex U.S. Index Master Portfolio	10
iShares Cohen & Steers REIT ETF	8
iShares International Developed Real Estate ETF	7
Master Small Cap Index Series	2
U.S. Total Bond Index Master Portfolio	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1
iShares MSCI EAFE Small-Cap ETF	1

LifePath® Index 2055 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	93%
Short-Term Securities	6
Fixed Income Funds	1

Ten Largest Holdings	Percent of Affiliated Investment Companies

Large Cap Index Master Portfolio	48%
iShares Core MSCI Total International Stock ETF	25
iShares Cohen & Steers REIT ETF	8
iShares International Developed Real Estate ETF	6
BlackRock Cash Funds: Institutional, SL Agency Shares	5
Total International ex U.S. Index Master Portfolio	4
Master Small Cap Index Series	2
BlackRock Cash Funds: Prime, SL Agency Shares	1
U.S. Total Bond Index Master Portfolio	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

72	BLACKROCK FUNDS III	JUNE 30, 2016

Master Portfolio Information as of June 30, 2016 (concluded)	Master Investment Portfolio

LifePath® Index 2060 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	96%
Short-Term Securities	3
Fixed Income Funds	1

Ten Largest Holdings	Percent of Affiliated Investment Companies

Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	30
iShares Cohen & Steers REIT ETF	8
iShares International Developed Real Estate ETF	7
BlackRock Cash Funds: Institutional, SL Agency Shares	2
Master Small Cap Index Series	2
U.S. Total Bond Index Master Portfolio	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS III	JUNE 30, 2016	73

Schedule of Investments June 30, 2016 (Unaudited)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 40.1%
iShares Cohen & Steers REIT ETF (b)	16,610	$1,797,202
iShares Core MSCI Total International Stock ETF	1,018,787	49,879,812
iShares International Developed Real Estate ETF	48,277	1,407,757
iShares MSCI EAFE Small-Cap ETF	38,878	1,876,252
Large Cap Index Master Portfolio	$132,355,357	132,355,357
Master Small Cap Index Series	$22,295,282	22,295,282
Total International ex U.S. Index Master Portfolio	$27,099,789	27,099,789

		236,711,451
Fixed Income Funds — 59.7%
iShares TIPS Bond ETF	445,010	51,919,317
U.S. Total Bond Index Master Portfolio	$300,029,256	300,029,256

		351,948,573

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (c)(d)	5,056,094	$5,056,094
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (c)(d)	354,895	354,895

		5,410,989
Total Affiliated Investment Companies (Cost — $580,519,872) — 100.7%		594,071,013
Liabilities in Excess of Other Assets — (0.7)%		(4,185,078)

Net Assets — 100.0%		$589,885,935

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,955,906	3,100,188	[1]	—	5,056,094	$5,056,094	$5,378	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	229,051	125,844	[1]	—	354,895	$354,895	$895	[2]	—
iShares Cohen & Steers REIT ETF	14,574	2,471		(435)	16,610	$1,797,202	$28,685		$(1,159)
iShares Core MSCI Total International Stock ETF	640,123	388,164		(9,500)	1,018,787	$49,879,812	$685,817		$(97,480)
iShares International Developed Real Estate ETF	41,936	7,191		(850)	48,277	$1,407,757	$22,682		$(2,933)
iShares MSCI EAFE Small-Cap ETF	38,878	—		—	38,878	$1,876,252	$26,280		—
iShares TIPS Bond ETF	408,584	61,393		(24,967)	445,010	$51,919,317	$15,292		$(229,550)
Large Cap Index Master Portfolio	$111,965,799	$20,389,558	[1]	—	$132,355,357	$132,355,357	$1,310,209		$(209,121)
Master Small Cap Index Series	$19,969,721	$2,325,561	[1]	—	$22,295,282	$22,295,282	$180,586		$(40,585)
Total International ex U.S. Index Master Portfolio	$31,996,970	—		$(4,897,181)[3]	$27,099,789	$27,099,789	$548,806		$(364,853)
U.S. Total Bond Index Master Portfolio	$254,892,164	$45,137,092	[1]	—	$300,029,256	$300,029,256	$2,894,067		$506,140
Total						$594,071,013	$5,718,697		$(439,541)

[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

74	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$54,961,023	$181,750,428	—	$236,711,451
Fixed Income Funds	51,919,317	300,029,256	—	351,948,573
Short-Term Securities	5,410,989	—	—	5,410,989

Total	$112,291,329	$481,779,684	—	$594,071,013

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, collateral on securities loaned at value of $1,227,495 is categorized as Level 2 within the disclosure hierarchy.

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	75

Schedule of Investments June 30, 2016 (Unaudited)	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 51.0%
iShares Cohen & Steers REIT ETF	215,673	$23,335,819
iShares Core MSCI Total International Stock ETF	2,282,680	111,760,013
iShares International Developed Real Estate ETF	652,024	19,013,020
iShares MSCI EAFE Small-Cap ETF	183,140	8,838,336
Large Cap Index Master Portfolio	$356,756,339	356,756,339
Master Small Cap Index Series	$41,832,918	41,832,918
Total International ex U.S. Index Master Portfolio	$88,347,620	88,347,620

		649,884,065

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 48.9%
iShares TIPS Bond ETF	769,152	$89,736,964
U.S. Total Bond Index Master Portfolio	$532,930,436	532,930,436

		622,667,400
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (b)(c)	5,892,330	5,892,330
Total Affiliated Investment Companies (Cost — $1,252,198,440) — 100.3%		1,278,443,795
Liabilities in Excess of Other Assets — (0.3)%		(4,364,980)

Net Assets — 100.0%		$1,274,078,815

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,305,823	—		(1,413,493)[1]	5,892,330	$5,892,330	$9,827	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	2,715,981	—		(2,715,981)[1]	—	—	$3,200	[2]	—
iShares Cohen & Steers REIT ETF	188,176	31,607		(4,110)	215,673	$23,335,819	$369,764		$(15,244)
iShares Core MSCI Total International Stock ETF	1,264,323	1,018,357		—	2,282,680	$111,760,013	$1,581,810		—
iShares International Developed Real Estate ETF	555,003	106,868		(9,847)	652,024	$19,013,020	$304,529		$(55,499)
iShares MSCI EAFE Small-Cap ETF	204,158	—		(21,018)	183,140	$8,838,336	$123,796		$16,714
iShares TIPS Bond ETF	681,438	111,006		(23,292)	769,152	$89,736,964	$26,608		$(226,114)
Large Cap Index Master Portfolio	$310,598,522	$46,157,817	[3]	—	$356,756,339	$356,756,339	$3,531,431		$(573,580)
Master Small Cap Index Series	$38,748,461	$3,084,457	[3]	—	$41,832,918	$41,832,918	$342,498		$(74,928)
Total International ex U.S. Index Master Portfolio	$106,850,308	—		$(18,502,688)[1]	$88,347,620	$88,347,620	$1,793,837		$(1,188,564)
U.S. Total Bond Index Master Portfolio	$454,062,674	$78,867,762	[3]	—	$532,930,436	$532,930,436	$5,044,533		$881,020
Total						$1,278,443,795	$13,131,833		$(1,236,195)

[1] Represents net shares/beneficial interest sold.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest purchased.

(b)	All or a portion of security was purchased with the cash collateral from loaned securities.

(c)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$162,947,188	$486,936,877	—	$649,884,065
Fixed Income Funds	89,736,964	532,930,436	—	622,667,400
Short-Term Securities	5,892,330	—	—	5,892,330

Total	$258,576,482	$1,019,867,313	—	$1,278,443,795

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

76	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 62.5%
iShares Cohen & Steers REIT ETF	320,055	$34,629,951
iShares Core MSCI Total International Stock ETF	2,851,166	139,593,087
iShares International Developed Real Estate ETF	967,353	28,208,014
iShares MSCI EAFE Small-Cap ETF	124,030	5,985,688
Large Cap Index Master Portfolio	$350,429,627	350,429,627
Master Small Cap Index Series	$29,010,384	29,010,384
Total International ex U.S. Index Master Portfolio	$58,627,444	58,627,444

		646,484,195

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 37.4%
iShares TIPS Bond ETF	466,998	$54,484,657
U.S. Total Bond Index Master Portfolio	$331,595,755	331,595,755

		386,080,412
Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (b)(c)	8,509,318	8,509,318
Total Affiliated Investment Companies (Cost — $1,023,154,965) — 100.7%		1,041,073,925
Liabilities in Excess of Other Assets — (0.7)%		(7,100,623)

Net Assets — 100.0%		$1,033,973,302

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,872,778	1,636,540	[1]	—	8,509,318	$8,509,318	$16,514	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,883,549	—		(1,883,549)[3]	—	—	$10,310	[2]	—
iShares Cohen & Steers REIT ETF	248,988	73,267		(2,200)	320,055	$34,629,951	$525,217		$(20,027)
iShares Core MSCI Total International Stock ETF	1,556,261	1,294,905		—	2,851,166	$139,593,087	$1,942,615		—
iShares International Developed Real Estate ETF	715,578	253,575		(1,800)	967,353	$28,208,014	$435,870		$(7,684)
iShares MSCI EAFE Small-Cap ETF	138,530	—		(14,500)	124,030	$5,985,688	$83,840		$7,803
iShares TIPS Bond ETF	361,737	111,061		(5,800)	466,998	$54,484,657	$15,414		$(53,310)
Large Cap Index Master Portfolio	$266,338,811	$84,090,816	[1]	—	$350,429,627	$350,429,627	$3,266,489		$(580,716)
Master Small Cap Index Series	$24,045,521	$4,964,863	[1]	—	$29,010,384	$29,010,384	$227,645		$(40,096)
Total International ex U.S. Index Master Portfolio	$68,026,251	—		$(9,398,807)[3]	$58,627,444	$58,627,444	$1,172,904		$(774,781)
U.S. Total Bond Index Master Portfolio	$248,639,480	$82,956,275	[1]	—	$331,595,755	$331,595,755	$2,976,851		$523,550
Total						$1,041,073,925	$10,673,669		$(945,261)

[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest sold.

(b)	All or a portion of security was purchased with the cash collateral from loaned securities.

(c)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$208,416,740	$438,067,455	—	$646,484,195
Fixed Income Funds	54,484,657	331,595,755	—	386,080,412
Short-Term Securities	8,509,318	—	—	8,509,318

Total	$271,410,715	$769,663,210	—	$1,041,073,925

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	77

Schedule of Investments June 30, 2016 (Unaudited)	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 73.1%
iShares Cohen & Steers REIT ETF	580,958	$62,859,656
iShares Core MSCI Total International Stock ETF (b)	3,420,029	167,444,620
iShares International Developed Real Estate ETF (b)	1,743,876	50,851,424
iShares MSCI EAFE Small-Cap ETF	241,433	11,651,556
Large Cap Index Master Portfolio	$525,494,475	525,494,475
Master Small Cap Index Series	$32,195,453	32,195,453
Total International ex U.S. Index Master Portfolio	$125,292,834	125,292,834

		975,790,018

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 26.7%
iShares TIPS Bond ETF	417,872	$48,753,126
U.S. Total Bond Index Master Portfolio	$307,848,371	307,848,371

		356,601,497
Short-Term Securities — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (c)(d)	11,015,498	11,015,498
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (c)(d)	1,410,810	1,410,810

		12,426,308
Total Affiliated Investment Companies (Cost — $1,323,355,086) — 100.8%		1,344,817,823
Liabilities in Excess of Other Assets — (0.8)%		(10,331,077)

Net Assets — 100.0%		$1,334,486,746

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,224,689	6,790,809	[1]	—	11,015,498	$11,015,498	$20,585	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	202,078	1,208,732	[1]	—	1,410,810	$1,410,810	$4,020	[2]	—
iShares Cohen & Steers REIT ETF	509,918	100,140		(29,100)	580,958	$62,859,656	$995,500		$4,217
iShares Core MSCI Total International Stock ETF	1,857,147	1,562,882		—	3,420,029	$167,444,620	$2,364,578		—
iShares International Developed Real Estate ETF	1,463,321	371,955		(91,400)	1,743,876	$50,851,424	$825,703		$(490,660)
iShares MSCI EAFE Small-Cap ETF	253,525	—		(12,092)	241,433	$11,651,556	$163,200		$10,520
iShares TIPS Bond ETF	350,843	77,529		(10,500)	417,872	$48,753,126	$14,123		$(106,127)
Large Cap Index Master Portfolio	$429,624,226	$95,870,249	[1]	—	$525,494,475	$525,494,475	$5,066,238		$(864,766)
Master Small Cap Index Series	$28,641,879	$3,553,574	[1]	—	$32,195,453	$32,195,453	$259,398		$(50,887)
Total International ex U.S. Index Master Portfolio	$142,152,800	—		$(16,859,966)[3]	$125,292,834	$125,292,834	$2,495,883		$(1,648,071)
U.S. Total Bond Index Master Portfolio	$245,012,642	$62,835,729	[1]	—	$307,848,371	$307,848,371	$2,840,818		$497,505
Total						$1,344,817,823	$15,050,046		$(2,648,269)

[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

78	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$292,807,256	$682,982,762	—	$975,790,018
Fixed Income Funds	48,753,126	307,848,371	—	356,601,497
Short-Term Securities	12,426,308	—	—	12,426,308

Total	$353,986,690	$990,831,133	—	$1,344,817,823

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, collateral on securities loaned at value of $4,879,640 is categorized as Level 2 within the disclosure hierarchy.

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	79

Schedule of Investments June 30, 2016 (Unaudited)	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 83.2%
iShares Cohen & Steers REIT ETF	452,990	$49,013,518
iShares Core MSCI Total International Stock ETF	2,792,362	136,714,043
iShares International Developed Real Estate ETF (b)	1,351,908	39,421,637
iShares MSCI EAFE Small-Cap ETF	140,134	6,762,867
Large Cap Index Master Portfolio	$365,354,738	365,354,738
Master Small Cap Index Series	$17,033,294	17,033,294
Total International ex U.S. Index Master Portfolio	$67,061,337	67,061,337

		681,361,434

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 16.6%
iShares TIPS Bond ETF	151,193	$17,639,688
U.S. Total Bond Index Master Portfolio	$118,029,799	118,029,799

		135,669,487
Short-Term Securities — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (c)(d)	11,146,125	11,146,125
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (c)(d)	1,426,486	1,426,486

		12,572,611
Total Affiliated Investment Companies (Cost — $818,624,638) — 101.3%		829,603,532
Liabilities in Excess of Other Assets — (1.3)%		(10,952,265)

Net Assets — 100.0%		$818,651,267

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,748,132	7,397,993	[1]	—	11,146,125	$11,146,125	$16,124	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	624,013	802,473		—	1,426,486	$1,426,486	$3,532	[2]	—
iShares Cohen & Steers REIT ETF	365,844	107,446		(20,300)	452,990	$49,013,518	$756,619		$(39,634)
iShares Core MSCI Total International Stock ETF	1,508,195	1,284,167		—	2,792,362	$136,714,043	$1,897,063		—
iShares International Developed Real Estate ETF	1,046,365	352,043		(46,500)	1,351,908	$39,421,637	$632,965		$(184,690)
iShares MSCI EAFE Small-Cap ETF	140,134	—		—	140,134	$6,762,867	$94,726		—
iShares TIPS Bond ETF	112,159	39,534		(500)	151,193	$17,639,688	$4,839		$(2,631)
Large Cap Index Master Portfolio	$276,036,983	$89,317,755	[1]	—	$365,354,738	$365,354,738	$3,378,661		$(613,810)
Master Small Cap Index Series	$13,686,883	$3,346,411	[1]	—	$17,033,294	$17,033,294	$129,975		$(13,500)
Total International ex U.S. Index Master Portfolio	$74,464,733	—		$(7,403,396)[3]	$67,061,337	$67,061,337	$1,315,716		$(862,577)
U.S. Total Bond Index Master Portfolio	$85,746,349	$32,283,450	[1]	—	$118,029,799	$118,029,799	$1,040,151		$183,067
Total						$829,603,532	$9,270,371		$(1,533,775)

[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

80	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$231,912,065	$449,449,369	—	$681,361,434
Fixed Income Funds	17,639,688	118,029,799	—	135,669,487
Short-Term Securities	12,572,611	—	—	12,572,611

Total	$262,124,364	$567,479,168	—	$829,603,532

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, collateral on securities loaned at value of $4,933,860 is categorized as Level 2 within the disclosure hierarchy.

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	81

Schedule of Investments June 30, 2016 (Unaudited)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 92.1%
iShares Cohen & Steers REIT ETF (b)	610,616	$66,068,651
iShares Core MSCI Total International Stock ETF (b)	2,940,018	143,943,281
iShares International Developed Real Estate ETF (b)	1,821,905	53,126,750
iShares MSCI EAFE Small-Cap ETF (b)	209,343	10,102,893
Large Cap Index Master Portfolio	$445,516,742	445,516,742
Master Small Cap Index Series	$16,993,247	16,993,247
Total International ex U.S. Index Master Portfolio	$105,060,864	105,060,864

		840,812,428

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 7.7%
iShares TIPS Bond ETF (b)	70,935	$8,275,986
U.S. Total Bond Index Master Portfolio	$61,713,475	61,713,475

		69,989,461
Short-Term Securities — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (c)(d)	9,832,203	9,832,203
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (c)(d)	1,550,566	1,550,566

		11,382,769
Total Affiliated Investment Companies (Cost — $913,242,453) — 101.0%		922,184,658
Liabilities in Excess of Other Assets — (1.0)%		(9,518,800)

Net Assets — 100.0%		$912,665,858

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,836,397	6,995,806	[1]	—	9,832,203	$9,832,203	$18,332	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	1,550,566	[1]	—	1,550,566	$1,550,566	$4,460	[2]	—
iShares Cohen & Steers REIT ETF	554,158	94,058		(37,600)	610,616	$66,068,651	$1,064,947		$(90,461)
iShares Core MSCI Total International Stock ETF	1,745,458	1,194,560		—	2,940,018	$143,943,281	$2,052,626		—
iShares International Developed Real Estate ETF	1,585,534	330,671		(94,300)	1,821,905	$53,126,750	$885,538		$(413,796)
iShares MSCI EAFE Small-Cap ETF	229,343	—		(20,000)	209,343	$10,102,893	$141,509		$(26,154)
iShares TIPS Bond ETF	55,895	18,840		(3,800)	70,935	$8,275,986	$2,285		$(11,586)
Large Cap Index Master Portfolio	$372,521,982	$72,994,760	[1]	—	$445,516,742	$445,516,742	$4,325,306		$(731,194)
Master Small Cap Index Series	$14,850,473	$2,142,774	[1]	—	$16,993,247	$16,993,247	$134,174		$(21,220)
Total International ex U.S. Index Master Portfolio	$117,826,153	—		$(12,765,289)[3]	$105,060,864	$105,060,864	$2,065,787		$(1,356,566)
U.S. Total Bond Index Master Portfolio	$45,832,656	$15,880,819	[1]	—	$61,713,475	$61,713,475	$546,953		$96,397

Total						$922,184,658	$11,241,917		$(2,554,580)

[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

82	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$273,241,575	$567,570,853	—	$840,812,428
Fixed Income Funds	8,275,986	61,713,475	—	69,989,461
Short-Term Securities	11,382,769	—	—	11,382,769

Total	$292,900,330	$629,284,328	—	$922,184,658

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, collateral on securities loaned at value of $5,363,021 is categorized as Level 2 within the disclosure hierarchy.

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	83

Schedule of Investments June 30, 2016 (Unaudited)	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 97.3%
iShares Cohen & Steers REIT ETF (b)	338,654	$36,642,363
iShares Core MSCI Total International Stock ETF	1,831,721	89,681,060
iShares International Developed Real Estate ETF	1,010,110	29,454,808
iShares MSCI EAFE Small-Cap ETF (b)	83,700	4,039,362
Large Cap Index Master Portfolio	$229,074,756	229,074,756
Master Small Cap Index Series	$8,439,995	8,439,995
Total International ex U.S. Index Master Portfolio	$42,750,831	42,750,831

		440,083,175

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 2.4%
iShares TIPS Bond ETF	9,041	$1,054,813
U.S. Total Bond Index Master Portfolio	$9,803,135	9,803,135

		10,857,948
Short-Term Securities — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (c)(d)	6,567,335	6,567,335
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (c)(d)	765,681	765,681

		7,333,016
Total Affiliated Investment Companies (Cost — $454,646,254) — 101.3%		458,274,139
Liabilities in Excess of Other Assets — (1.3)%		(5,792,322)

Net Assets — 100.0%		$452,481,817

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,228,251	4,339,084	[1]	—	6,567,335	$6,567,335	$12,166	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	306,340	459,341	[1]	—	765,681	$765,681	$3,155	[2]	—
iShares Cohen & Steers REIT ETF	276,055	74,799		(12,200)	338,654	$36,642,363	$570,702		$(51,649)
iShares Core MSCI Total International Stock ETF	1,068,849	762,872		—	1,831,721	$89,681,060	$1,274,146		—
iShares International Developed Real Estate ETF	789,580	247,030		(26,500)	1,010,110	$29,454,808	$476,039		$(115,143)
iShares MSCI EAFE Small-Cap ETF	95,700	—		(12,000)	83,700	$4,039,362	$56,578		$(13,514)
iShares TIPS Bond ETF	6,225	2,916		(100)	9,041	$1,054,813	$247		$(176)
Large Cap Index Master Portfolio	$175,431,933	$53,642,823	[1]	—	$229,074,756	$229,074,756	$2,141,694		$(381,780)
Master Small Cap Index Series	$6,688,764	$1,751,231	[1]	—	$8,439,995	$8,439,995	$63,798		$(8,683)
Total International ex U.S. Index Master Portfolio	$45,792,251	—		$(3,041,420)[3]	$42,750,831	$42,750,831	$823,506		$(536,236)
U.S. Total Bond Index Master Portfolio	$6,335,194	$3,467,941	[1]	—	$9,803,135	$9,803,135	$84,680		$15,090

Total						$458,274,139	$5,506,711		$(1,092,091)

[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

84	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$159,817,593	$280,265,582	—	$440,083,175
Fixed Income Funds	1,054,813	9,803,135	—	10,857,948
Short-Term Securities	7,333,016	—	—	7,333,016

Total	$168,205,422	$290,068,717	—	$458,274,139

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, collateral on securities loaned at value of $2,648,300 is categorized as Level 2 within the disclosure hierarchy.

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	85

Schedule of Investments June 30, 2016 (Unaudited)	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.7%
iShares Cohen & Steers REIT ETF	331,178	$35,833,460
iShares Core MSCI Total International Stock ETF	1,698,148	83,141,326
iShares International Developed Real Estate ETF	989,447	28,852,274
iShares MSCI EAFE Small-Cap ETF	70,618	3,408,025
Large Cap Index Master Portfolio	$217,368,618	217,368,618
Master Small Cap Index Series	$8,141,672	8,141,672
Total International ex U.S. Index Master Portfolio	$44,855,328	44,855,328

		421,600,703

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$4,143,826	$4,143,826
Short-Term Securities — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (b)(c)	3,986,450	3,986,450
Total Affiliated Investment Companies (Cost — $427,723,249) — 100.6%		429,730,979
Liabilities in Excess of Other Assets — (0.6)%		(2,477,411)

Net Assets — 100.0%		$427,253,568

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,062,777	923,673	[1]	—	3,986,450	$3,986,450	$4,398	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,208,810	—		(1,208,810)[3]	—	—	$8,814	[2]	—
iShares Cohen & Steers REIT ETF	282,305	63,123		(14,250)	331,178	$35,833,460	$563,791		$(54,659)
iShares Core MSCI Total International Stock ETF	1,075,396	622,752		—	1,698,148	$83,141,326	$1,204,601		—
iShares International Developed Real Estate ETF	806,393	219,154		(36,100)	989,447	$28,852,274	$472,537		$(151,144)
iShares MSCI EAFE Small-Cap ETF	89,118	—		(18,500)	70,618	$3,408,025	$47,735		$3,391
Large Cap Index Master Portfolio	$173,705,052	$43,663,566	[1]	—	$217,368,618	$217,368,618	$2,067,391		$(357,983)
Master Small Cap Index Series	$6,843,092	$1,298,580	[1]	—	$8,141,672	$8,141,672	$63,475		$(9,828)
Total International ex U.S. Index Master Portfolio	$46,580,774	—		$(1,725,446)[3]	$44,855,328	$44,855,328	$852,657		$(551,210)
U.S. Total Bond Index Master Portfolio	$3,370,948	$772,878	[1]	—	$4,143,826	$4,143,826	$39,075		$6,951
Total						$429,730,979	$5,324,474		$(1,114,482)

[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest sold.

(b)	All or a portion of security was purchased with the cash collateral from loaned securities.

(c)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$151,235,085	$270,365,618	—	$421,600,703
Fixed Income Funds	—	4,143,826	—	4,143,826
Short-Term Securities	3,986,450	—	—	3,986,450

Total	$155,221,535	$274,509,444	—	$429,730,979

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

86	BLACKROCK FUNDS III	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.6%
iShares Cohen & Steers REIT ETF (b)	124,417	$13,461,919
iShares Core MSCI Total International Stock ETF	853,720	41,798,131
iShares International Developed Real Estate ETF	372,359	10,857,989
iShares MSCI EAFE Small-Cap ETF	15,217	734,373
Large Cap Index Master Portfolio	$81,142,329	81,142,329
Master Small Cap Index Series	$3,031,982	3,031,982
Total International ex U.S. Index Master Portfolio	$6,609,776	6,609,776

		157,636,499

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$1,624,262	$1,624,262
Short-Term Securities — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (c)(d)	8,027,653	8,027,653
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (c)(d)	2,494,715	2,494,715

		10,522,368
Total Affiliated Investment Companies (Cost — $167,714,122) — 106.2%		169,783,129
Liabilities in Excess of Other Assets — (6.2)%		(9,876,988)

Net Assets — 100.0%		$159,906,141

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,001,864	5,025,789	[1]	—	8,027,653	$8,027,653	$7,779	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,681,340	813,375	[1]	—	2,494,715	$2,494,715	$2,349	[2]	—
iShares Cohen & Steers REIT ETF	88,789	38,168		(2,540)	124,417	$13,461,919	$201,909		$(4,239)
iShares Core MSCI Total International Stock ETF	431,175	422,545		—	853,720	$41,798,131	$608,782		—
iShares International Developed Real Estate ETF	253,583	127,976		(9,200)	372,359	$10,857,989	$171,368		$(35,706)
iShares MSCI EAFE Small-Cap ETF	21,217	—		(6,000)	15,217	$734,373	$10,286		$10,365
Large Cap Index Master Portfolio	$55,147,907	$25,994,422	[1]	—	$81,142,329	$81,142,329	$724,826		$(136,088)
Master Small Cap Index Series	$2,173,646	$858,336	[1]	—	$3,031,982	$3,031,982	$22,285		$(1,452)
Total International ex U.S. Index Master Portfolio	$10,703,083	—		$(4,093,307)[3]	$6,609,776	$6,609,776	$164,312		$(117,819)
U.S. Total Bond Index Master Portfolio	$1,070,209	$554,053	[1]	—	$1,624,262	$1,624,262	$13,691		$2,430
Total						$169,783,129	$1,927,587		$(282,509)

[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$66,852,412	$90,784,087	—	$157,636,499
Fixed Income Funds	—	1,624,262	—	1,624,262
Short-Term Securities	10,522,368	—	—	10,522,368

Total	$77,374,780	$92,408,349	—	$169,783,129

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, collateral on securities loaned at value of $8,628,600 is categorized as Level 2 within the disclosure hierarchy.

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	87

Schedule of Investments June 30, 2016 (Unaudited)	LifePath Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.6%
iShares Cohen & Steers REIT ETF	1,335	$144,447
iShares Core MSCI Total International Stock ETF	10,940	535,622
iShares International Developed Real Estate ETF	4,040	117,806
Large Cap Index Master Portfolio	$878,213	878,213
Master Small Cap Index Series	$31,788	31,788

		1,707,876

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$17,131	$17,131
Short-Term Securities — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (c)(d)	45,438	45,438
Total Investments (Cost — $1,668,801) — 102.2%		1,770,445
Liabilities in Excess of Other Assets — (2.2)%		(38,897)

Net Assets — 100.0%		$1,731,548

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	45,438	[1]	—	45,438	$45,438	$34	[2]	—
iShares Cohen & Steers REIT ETF	2,113		(778)	1,335	$144,447	$1,759		$(797)
iShares Core MSCI Total International Stock ETF	17,295		(6,355)	10,940	$535,622	$6,787		$(682)
iShares International Developed Real Estate ETF	6,400		(2,360)	4,040	$117,806	$1,510		$(282)
Large Cap Index Master Portfolio	878,213	[1]	—	878,213	$878,213	$4,168		$(1,368)
Master Small Cap Index Series	31,788	[1]	—	31,788	$31,788	$152		$138
U.S. Total Bond Index Master Portfolio	17,131	[1]	—	17,131	$17,131	$84		$3
Total					$1,770,445	$14,494		$(2,988)

[1] Represents net shares/beneficial interest sold.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest purchased.

(b)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$797,875	$910,001	—	$1,707,876
Fixed Income Funds	—	17,131	—	17,131
Short-Term Securities	45,438	—	—	45,438

Total	$843,313	$927,132	—	$1,770,445

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

88	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2016 (Unaudited)	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio

Assets
Investments at value — affiliated[1,2]	$594,071,013	$1,278,443,795	$1,041,073,925	$1,344,817,823	$829,603,532
Receivables:
Contributions from investors	475,385	1,327,121	1,049,792	505,764	199,259
Dividends — affiliated	856	1,839	2,959	3,226	1,932
Investment adviser	—	—	—	—	—
Investments sold	2,842,782	3,100,000	2,845,000	3,777,429	2,453,374
Securities lending income — affiliated	625	1,506	1,495	1,705	1,044
Prepaid expenses	830	1,791	1,222	1,769	964

Total assets	597,391,491	1,282,876,052	1,044,974,393	1,349,107,716	832,260,105

Liabilities
Collateral on securities loaned at value	1,227,495	—	—	4,879,640	4,933,860
Payables:
Custodian fees	1,391	1,687	2,181	1,933	1,705
Investment advisory fees	16,510	41,685	32,155	44,042	18,335
Investments purchased	6,235,083	8,725,204	10,941,110	9,667,516	8,630,834
Independent Trustees’ fees	1,980	4,392	2,041	3,823	1,454
Professional fees	22,751	23,628	23,555	23,586	22,650
Other accrued expenses	346	641	49	430	—

Total liabilities	7,505,556	8,797,237	11,001,091	14,620,970	13,608,838

Net Assets	$589,885,935	$1,274,078,815	$1,033,973,302	$1,334,486,746	$818,651,267

Net Assets Consist of
Investors’ capital	$576,334,794	$1,247,833,460	$1,016,054,342	$1,313,024,009	$807,672,373
Net unrealized appreciation (depreciation)	13,551,141	26,245,355	17,918,960	21,462,737	10,978,894

Net Assets	$589,885,935	$1,274,078,815	$1,033,973,302	$1,334,486,746	$818,651,267

[1] Investments at cost — affiliated	$580,519,872	$1,252,198,440	$1,023,154,965	$1,323,355,086	$818,624,638
[2] Securities loaned at value	$1,212,922	—	—	$4,785,624	$4,855,140

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	89

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2016 (Unaudited)	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio

Assets
Investments at value — affiliated[1,2]	$922,184,658	$458,274,139	$429,730,979	$169,783,129	$1,770,445
Receivables:
Contributions from investors	825,432	694,957	702,246	361,430	1,082
Dividends — affiliated	1,538	1,050	848	413	12
Investment adviser	—	—	—	4,733	9,375
Investments sold	2,408,339	724,613	525,523	174,449	6,436
Securities lending income — affiliated	2,193	1,787	—	2,210	—
Prepaid expenses	1,221	533	545	167	—

Total assets	925,423,381	459,697,079	430,960,141	170,326,531	1,787,350

Liabilities
Collateral on securities loaned at value	5,363,021	2,648,300	—	8,628,600	—
Payables:
Custodian fees	1,793	1,473	2,451	2,878	2,803
Investment advisory fees	21,159	4,324	4,052	—	—
Investments purchased	7,345,530	4,537,696	3,676,279	1,766,290	42,045
Independent Trustees’ fees	2,598	872	1,042	191	—
Professional fees	23,158	22,597	22,722	22,038	10,614
Other accrued expenses	264	—	27	393	340

Total liabilities	12,757,523	7,215,262	3,706,573	10,420,390	55,802

Net Assets	$912,665,858	$452,481,817	$427,253,568	$159,906,141	$1,731,548

Net Assets Consist of
Investors’ capital	$903,723,653	$448,853,932	$425,245,838	$157,837,134	$1,629,904
Net unrealized appreciation (depreciation)	8,942,205	3,627,885	2,007,730	2,069,007	101,644

Net Assets	$912,665,858	$452,481,817	$427,253,568	$159,906,141	$1,731,548

[1] Investments at cost — affiliated	$913,242,453	$454,646,254	$427,723,249	$167,714,122	$1,668,801
[2] Securities loaned at value	$5,295,713	$2,611,842	—	$8,526,160	—

See Notes to Financial Statements.

90	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Operations	Master Investment Portfolio

Six Months Ended June 30, 2016 (Unaudited)	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio

Investment Income
Dividends — affiliated	$781,933	$2,413,822	$3,012,606	$4,373,804	$3,393,651
Securities lending — affiliated — net	3,096	5,712	17,174	13,905	12,217
Net investment income allocated from the applicable Underlying Master Portfolio:
Dividends	2,017,337	5,622,819	4,631,523	7,778,460	4,798,060
Interest	3,000,687	5,276,032	3,145,807	3,074,030	1,171,439
Expenses	(105,196)	(224,660)	(157,430)	(215,859)	(116,446)
Fees waived	20,840	38,108	23,989	25,706	11,450

Total income	5,718,697	13,131,833	10,673,669	15,050,046	9,270,371

Expenses
Investment advisory	132,333	283,168	216,968	289,349	170,263
Professional	15,305	16,442	15,559	16,442	15,329
Independent Trustees	10,738	18,343	14,094	18,347	11,957
Accounting services	2,835	2,550	3,751	2,755	2,840
Printing	364	364	372	364	364
Miscellaneous	2,575	5,446	3,560	5,313	2,789

Total expenses	164,150	326,313	254,304	332,570	203,542
Less fees waived by the Manager	(31,881)	(43,359)	(37,434)	(43,459)	(67,396)

Total expenses after fees waived	132,269	282,954	216,870	289,111	136,146

Net investment income	5,586,428	12,848,879	10,456,799	14,760,935	9,134,225

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — affiliated	(331,122)	(280,143)	(73,218)	(582,050)	(226,955)
Allocated from the applicable Underlying Master Portfolios from investments and futures contracts	(108,419)	(956,052)	(872,043)	(2,066,219)	(1,306,820)

	(439,541)	(1,236,195)	(945,261)	(2,648,269)	(1,533,775)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	3,448,035	7,701,790	6,775,657	9,794,626	6,620,791
Allocated from the applicable Underlying Master Portfolios from investments and futures contracts	15,104,640	29,554,805	22,121,387	25,859,940	14,887,978

	18,552,675	37,256,595	28,897,044	35,654,566	21,508,769

Net realized and unrealized gain	18,113,134	36,020,400	27,951,783	33,006,297	19,974,994

Net Increase in Net Assets Resulting from Operations	$23,699,562	$48,869,279	$38,408,582	$47,767,232	$29,109,219

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	91

Statements of Operations	Master Investment Portfolio

Six Months Ended June 30, 2016 (Unaudited)	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio[1]

Investment Income
Dividends — affiliated	$4,154,272	$2,382,119	$2,292,483	$994,349	$10,090
Securities lending — affiliated — net	15,425	10,914	9,393	8,124	—
Net investment income allocated from the applicable Underlying Master Portfolio:
Dividends	6,496,453	3,014,027	2,969,199	905,716	4,276
Interest	705,006	156,608	108,972	36,247	209
Expenses	(138,934)	(60,564)	(58,835)	(17,957)	(87)
Fees waived	9,695	3,607	3,262	1,108	6

Total income	11,241,917	5,506,711	5,324,474	1,927,587	14,494

Expenses
Investment advisory	199,238	95,065	91,513	32,052	189
Professional	15,697	14,901	15,004	14,402	10,614
Independent Trustees	14,054	8,566	8,566	5,547	2,247
Accounting services	3,526	3,534	3,365	4,015	3,050
Printing	372	178	178	86	183
Miscellaneous	3,638	1,563	1,578	430	159

Total expenses	236,525	123,807	120,204	56,532	16,442
Less fees waived by the Manager	(77,243)	(66,787)	(65,317)	(43,709)	(16,365)

Total expenses after fees waived	159,282	57,020	54,887	12,823	77

Net investment income	11,082,635	5,449,691	5,269,587	1,914,764	14,417

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — affiliated	(541,997)	(180,482)	(202,412)	(29,580)	(1,761)
Allocated from the applicable Underlying Master Portfolios from investments and futures contracts	(2,012,583)	(911,609)	(912,070)	(252,929)	(1,227)

	(2,554,580)	(1,092,091)	(1,114,482)	(282,509)	(2,988)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	7,968,478	4,103,683	3,858,439	1,367,009	39,607
Allocated from the applicable Underlying Master Portfolios from investments and futures contracts	14,327,741	6,993,068	6,288,322	2,713,168	62,037

	22,296,219	11,096,751	10,146,761	4,080,177	101,644

Net realized and unrealized gain	19,741,639	10,004,660	9,032,279	3,797,668	98,656

Net Increase in Net Assets Resulting from Operations	$30,824,274	$15,454,351	$14,301,866	$5,712,432	$113,073

[1] Commenced operations on February 29, 2016.

See Notes to Financial Statements.

92	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Index Retirement Master Portfolio		LifePath Index 2020 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$5,586,428	$8,876,782	$12,848,879	$20,127,555
Net realized gain (loss)	(439,541)	25,092,542	(1,236,195)	57,468,798
Net change in unrealized appreciation (depreciation)	18,552,675	(35,851,265)	37,256,595	(83,871,972)

Net increase (decrease) in net assets resulting from operations	23,699,562	(1,881,941)	48,869,279	(6,275,619)

Capital Transactions
Proceeds from contributions	142,059,174	257,415,807	291,920,403	463,686,148
Value of withdrawals	(75,621,817)	(187,579,951)	(141,867,647)	(263,577,292)

Net increase in net assets derived from capital transactions	66,437,357	69,835,856	150,052,756	200,108,856

Net Assets
Total increase in net assets	90,136,919	67,953,915	198,922,035	193,833,237
Beginning of period	499,749,016	431,795,101	1,075,156,780	881,323,543

End of period	$589,885,935	$499,749,016	$1,274,078,815	$1,075,156,780

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	93

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Index 2025 Master Portfolio		LifePath Index 2030 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$10,456,799	$13,523,406	$14,760,935	$21,369,222
Net realized gain (loss)	(945,261)	29,570,553	(2,648,269)	61,512,318
Net change in unrealized appreciation (depreciation)	28,897,044	(48,304,565)	35,654,566	(90,987,411)

Net increase (decrease) in net assets resulting from operations	38,408,582	(5,210,606)	47,767,232	(8,105,871)

Capital Transactions
Proceeds from contributions	295,559,182	395,913,568	325,758,057	478,277,878
Value of withdrawals	(76,529,808)	(132,362,034)	(115,720,029)	(211,785,714)

Net increase in net assets derived from capital transactions	219,029,374	263,551,534	210,038,028	266,492,164

Net Assets
Total increase in net assets	257,437,956	258,340,928	257,805,260	258,386,293
Beginning of period	776,535,346	518,194,418	1,076,681,486	818,295,193

End of period	$1,033,973,302	$776,535,346	$1,334,486,746	$1,076,681,486

See Notes to Financial Statements.

94	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Index 2035 Master Portfolio		LifePath Index 2040 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$9,134,225	$11,549,977	$11,082,635	$15,825,065
Net realized gain (loss)	(1,533,775)	27,017,731	(2,554,580)	43,357,531
Net change in unrealized appreciation (depreciation)	21,508,769	(43,396,849)	22,296,219	(66,079,203)

Net increase (decrease) in net assets resulting from operations	29,109,219	(4,829,141)	30,824,274	(6,896,607)

Capital Transactions
Proceeds from contributions	240,260,087	304,017,851	210,981,390	361,059,136
Value of withdrawals	(60,289,902)	(99,656,977)	(80,445,372)	(149,358,428)

Net increase in net assets derived from capital transactions	179,970,185	204,360,874	130,536,018	211,700,708

Net Assets
Total increase in net assets	209,079,404	199,531,733	161,360,292	204,804,101
Beginning of period	609,571,863	410,040,130	751,305,566	546,501,465

End of period	$818,651,267	$609,571,863	$912,665,858	$751,305,566

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	95

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Index 2045 Master Portfolio		LifePath Index 2050 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$5,449,691	$6,936,498	$5,269,587	$7,240,018
Net realized gain (loss)	(1,092,091)	15,260,388	(1,114,482)	15,528,685
Net change in unrealized appreciation (depreciation)	11,096,751	(25,249,645)	10,146,761	(26,114,247)

Net increase (decrease) in net assets resulting from operations	15,454,351	(3,052,759)	14,301,866	(3,345,544)

Capital Transactions
Proceeds from contributions	134,885,087	183,002,452	119,632,505	203,855,020
Value of withdrawals	(39,087,697)	(65,515,857)	(43,745,212)	(96,352,760)

Net increase in net assets derived from capital transactions	95,797,390	117,486,595	75,887,293	107,502,260

Net Assets
Total increase in net assets	111,251,741	114,433,836	90,189,159	104,156,716
Beginning of period	341,230,076	226,796,240	337,064,409	232,907,693

End of period	$452,481,817	$341,230,076	$427,253,568	$337,064,409

See Notes to Financial Statements.

96	BLACKROCK FUNDS III	JUNE 30, 2016

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Index 2055 Master Portfolio		LifePath Index 2060 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Period February 29, 2016[1] to June 30, 2016 (Unaudited)

Operations
Net investment income	$1,914,764	$2,136,211	$14,417
Net realized gain (loss)	(282,509)	3,734,441	(2,988)
Net change in unrealized appreciation (depreciation)	4,080,177	(6,921,725)	101,644

Net increase (decrease) in net assets resulting from operations	5,712,432	(1,051,073)	113,073

Capital Transactions
Proceeds from contributions	65,321,777	79,310,091	1,618,475
Value of withdrawals	(18,132,157)	(33,130,687)	—

Net increase in net assets derived from capital transactions	47,189,620	46,179,404	1,618,475

Net Assets
Total increase in net assets	52,902,052	45,128,331	1,731,548
Beginning of period	107,004,089	61,875,758	—

End of period	$159,906,141	$107,004,089	$1,731,548

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	97

Financial Highlights	Master Investment Portfolio

	LifePath Index Retirement Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								Period May 31, 2011[1] to December 31, 2011
			2015		2014		2013		2012

Total Return
Total return	4.37%	[2]	(0.31)%		5.78%		7.72%		9.17%		(0.59)%	[2]

Ratios to Average Net Assets
Total expenses[3,4,5]	0.09%	[6]	0.10%		0.13%		0.16%		0.18%		3.44%	[6,7]

Total expenses after fees waived[3,4,5]	0.08%	[6]	0.09%		0.11%		0.14%		0.15%		0.15%	[6]

Net investment income[4,5,8]	2.11%	[6]	1.84%		1.87%		1.74%		2.02%		2.87%	[6]

Supplemental Data
Net assets, end of period (000)	$ 589,886		$ 499,749		$ 431,795		$ 321,594		$ 201,972		$ 1,968

Portfolio turnover rate	7%	[9]	25%	[9]	15%	[9]	18%	[9]	1%	[10]	1%	[10]

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series (for the period May 31, 2011 through December 31, 2012), Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[4]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.03%, 0.01%, 0.01%, 0.00%, 0.02% and 0.08% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%, 0.03%, 0.03%, 0.02%, 0.02% and 0.04% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 3.45%.

[8]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[9]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[10]

Excludes purchases or sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 15% and 9% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

See Notes to Financial Statements.

98	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Index 2020 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								Period May 31, 2011[1] to December 31, 2011
			2015		2014		2013		2012

Total Return
Total return	4.21%	[2]	(0.42)%		6.15%		11.36%		11.36%		(3.71)%	[2]

Ratios to Average Net Assets
Total expenses[3,4,5]	0.09%	[6]	0.10%		0.12%		0.16%		0.19%		3.55%	[6,7]

Total expenses after fees waived[3,4,5]	0.08%	[6]	0.09%		0.11%		0.14%		0.16%		0.18%	[6]

Net investment income[4,5,8]	2.27%	[6]	1.95%		1.99%		2.01%		2.19%		2.70%	[6]

Supplemental Data
Net assets, end of period (000)	$ 1,274,079		$ 1,075,157		$ 881,324		$ 616,003		$ 286,973		$ 1,908

Portfolio turnover rate	8%	[9]	14%	[9]	12%	[9]	12%	[9]	1%	[10]	1%	[10]

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[4]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.01%, 0.01%, 0.01%, 0.00%, 0.02% and 0.10% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.04%, 0.04%, 0.04%, 0.03%, 0.03% and 0.05%% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 3.56%.

[8]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[9]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[10]

Excludes purchases or sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover rate would have been 13% and 8% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	99

Financial Highlights	Master Investment Portfolio

	LifePath Index 2025 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								Period May 31, 2011[1] to December 31, 2011
			2015		2014		2013		2012

Total Return
Total return	4.00%	[2]	(0.45)%		6.47%		13.48%		12.34%		(5.10)%	[2]

Ratios to Average Net Assets
Total expenses[3,4,5]	0.09%	[6]	0.10%		0.12%		0.17%		0.23%		3.59%	[6,7]

Total expenses after fees waived[3,4,5]	0.08%	[6]	0.09%		0.11%		0.14%		0.16%		0.18%	[6]

Net investment income[4,5,8]	2.41%	[6]	2.06%		2.08%		2.19%		2.27%		2.58%	[6]

Supplemental Data
Net assets, end of period (000)	$ 1,033,973		$ 776,535		$ 518,194		$ 278,608		$ 122,448		$ 1,882

Portfolio turnover rate	5%	[9]	12%	[9]	15%	[9]	13%	[9]	0%	[10,11]	0%	[10,11]

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series (for the period May 31, 2011 through December 31, 2012), Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[4]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.01%, 0.00%, 0.01%, 0.00%, 0.02% and 0.11% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.06%, 0.05%, 0.05%, 0.04%, 0.03% and 0.06% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 3.60%.

[8]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[9]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[10]

Excludes purchases or sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 14% and 8% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[11]	Rounds to less than 1%.

See Notes to Financial Statements.

100	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Index 2030 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								Period May 31, 2011[1] to December 31, 2011
			2015		2014		2013		2012

Total Return
Total return	3.72%	[2]	(0.50)%		6.64%		15.40%		13.28%		(6.28)%	[2]

Ratios to Average Net Assets
Total expenses[3,4,5]	0.09%	[6]	0.10%		0.12%		0.16%		0.21%		3.63%	[6,7]

Total expenses after fees waived[3,4,5]	0.08%	[6]	0.09%		0.11%		0.15%		0.17%		0.19%	[6]

Net investment income[4,5,8]	2.55%	[6]	2.15%		2.14%		2.33%		2.36%		2.50%	[6]

Supplemental Data
Net assets, end of period (000)	$ 1,334,487		$ 1,076,681		$ 818,295		$ 528,481		$ 206,007		$ 1,859

Portfolio turnover rate	6%	[9]	12%	[9]	20%	[9]	12%	[9]	2%	[10]	0%	[10,11]

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[4]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.01%, 0.01%, 0.01%, 0.00%, 0.02% and 0.12% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.06%, 0.06%, 0.05%, 0.04%, 0.04% and 0.06% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 3.64%.

[8]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[9]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[10]

Excludes purchases or sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 18% and 6% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[11]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	101

Financial Highlights	Master Investment Portfolio

	LifePath Index 2035 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								Period May 31, 2011[1] to December 31, 2011
			2015		2014		2013		2012

Total Return
Total return	3.62%	[2]	(0.56)%		6.82%		17.02%		14.07%		(7.35)%	[2]

Ratios to Average Net Assets
Total expenses[3,4,5]	0.09%	[6]	0.10%		0.12%		0.18%		0.26%		3.67%	[6,7]

Total expenses after fees waived[3,4,5]	0.07%	[6]	0.08%		0.11%		0.15%		0.17%		0.19%	[6]

Net investment income[4,5,8]	2.68%	[6]	2.26%		2.22%		2.47%		2.44%		2.43%	[6]

Supplemental Data
Net assets, end of period (000)	$ 818,651		$ 609,572		$ 410,040		$ 207,175		$ 81,763		$ 1,838

Portfolio turnover rate	4%	[9]	10%	[9]	25%	[9]	12%	[9]	1%	[10]	0%	[10,11]

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series (for the period May 31, 2011 through December 31, 2012), Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[4]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.02%, 0.00%, 0.01%, 0.00%, 0.02% and 0.13% for the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and the period ended December 31, 2011, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08%, 0.07%, 0.06%, 0.05%, 0.04% and 0.06% for the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and the period ended December 31, 2011, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 3.68%.

[8]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[9]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[10]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 24% and 7% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[11]	Rounds to less than 1%.

See Notes to Financial Statements.

102	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Index 2040 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								Period May 31, 2011[1] to December 31, 2011
			2015		2014		2013		2012

Total Return
Total return	3.41%	[2]	(0.56)%		6.90%		18.66%		15.03%		(8.42)%	[2]

Ratios to Average Net Assets
Total expenses[3,4,5]	0.09%	[6]	0.10%		0.12%		0.17%		0.24%		3.70%	[6,7]

Total expenses after fees waived[3,4,5]	0.07%	[6]	0.08%		0.11%		0.15%		0.18%		0.20%	[6]

Net investment income[4,5,8]	2.78%	[6]	2.33%		2.27%		2.59%		2.50%		2.36%	[6]

Supplemental Data
Net assets, end of period (000)	$ 912,666		$ 751,306		$ 546,501		$ 326,693		$ 107,671		$ 1,819

Portfolio turnover rate	5%	[9]	11%	[9]	29%	[9]	12%	[9]	3%	[10]	0%	[10,11]

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series (for the period May 31, 2011 through December 31, 2012), Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[4]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%, 0.01%, 0.00%, 0.02% and 0.14% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08%, 0.07%, 0.06%, 0.05%, 0.04%, and 0.07% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 3.71%.

[8]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[9]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[10]

Excludes purchases or sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 21% and 5% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[11]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	103

Financial Highlights	Master Investment Portfolio

	LifePath Index 2045 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								Period May 31, 2011[1] to December 31, 2011
			2015		2014		2013		2012

Total Return
Total return	3.31%	[2]	(0.64)%		7.10%		20.33%		15.61%		(9.49)%	[2]

Ratios to Average Net Assets
Total expenses[3,4,5]	0.10%	[6]	0.11%		0.13%		0.21%		0.41%		3.74%	[6,7]

Total expenses after fees waived[3,4,5]	0.06%	[6]	0.07%		0.10%		0.15%		0.17%		0.21%	[6]

Net investment income[4,5,8]	2.87%	[6]	2.39%		2.34%		2.77%		2.62%		2.29%	[6]

Supplemental Data
Net assets, end of period (000)	$ 452,482		$ 341,230		$ 226,796		$ 104,567		$ 33,177		$ 1,799

Portfolio turnover rate	3%	[9]	10%	[9]	30%	[9]	12%	[9]	2%	[10]	0%	[10,11]

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series (for the period May 31, 2011 through December 31, 2012), Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[4]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%,0.00%,0.00%,0.02% and 0.15% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.09%, 0.08%, 0.07%, 0.05%, 0.04% and 0.07 % for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 3.75%.

[8]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[9]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[10]

Excludes purchases or sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover rate would have been 22% and 6% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[11]	Rounds to less than 1%.

See Notes to Financial Statements.

104	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Index 2050 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								Period May 31, 2011[1] to December 31, 2011
			2015		2014		2013		2012

Total Return
Total return	3.31%	[2]	(0.67)%		7.28%		21.62%		16.37%		(10.34)%	[2]

Ratios to Average Net Assets
Total expenses[3,4,5]	0.10%	[6]	0.11%		0.13%		0.21%		0.46%		3.76%	[6,7]

Total expenses after fees waived[3,4,5]	0.06%	[6]	0.07%		0.10%		0.15%		0.18%		0.21%	[6]

Net investment income[4,5,8]	2.88%	[6]	2.39%		2.38%		2.91%		2.67%		2.25%	[6]

Supplemental Data
Net assets, end of period (000)	$ 427,254		$ 337,064		$ 232,908		$ 103,722		$ 26,037		$ 1,784

Portfolio turnover rate	2%	[9]	14%	[9]	22%	[9]	12%	[9]	3%	[10]	0%	[10,11]

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series (for the period May 31, 2011 through December 31, 2012), Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[4]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%,0.00%,0.00%,0.02% and 0.15% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.09%, 0.09%, 0.08%, 0.06%, 0.05% and 0.07% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 3.77%.

[8]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[9]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[10]

Excludes purchases or sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover rate would have been 26% and 5% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[11]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	105

Financial Highlights	Master Investment Portfolio

	LifePath Index 2055 Master Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								Period May 31, 2011[1] to December 31, 2011
			2015		2014		2013		2012

Total Return
Total return	3.36%	[2]	(0.60)%		7.50%		22.99%		16.83%		(10.96)%	[2]

Ratios to Average Net Assets
Total expenses[3,4,5]	0.11%	[6]	0.14%		0.20%		0.42%		1.39%		3.79%	[6,7]

Total expenses after fees waived[3,4,5]	0.05%	[6]	0.06%		0.10%		0.15%		0.15%		0.21%	[6]

Net investment income[4,5,8]	2.99%	[6]	2.44%		2.46%		3.09%		2.76%		2.24%	[6]

Supplemental Data
Net assets, end of period (000)	$ 159,906		$ 107,004		$ 61,856		$ 23,968		$ 4,908		$ 1,769

Portfolio turnover rate	5%	[9]	17%	[9]	22%	[9]	15%	[9]	8%	[10]	0%	[10,11]

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series (for the period May 31, 2011 through December 31, 2012), Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[4]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%, 0.00%, 0.00%, 0.02% and 0.15% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10%, 0.09%, 0.09%, 0.06%, 0.05% and 0.08% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and the period ended December 31, 2011, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 3.79%.

[8]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[9]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[10]

Excludes purchases or sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 53% and 13% for the year ended December 31, 2012 and the period ended December 31, 2011, respectively.

[11]	Rounds to less than 1%.

See Notes to Financial Statements.

106	BLACKROCK FUNDS III	JUNE 30, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Index 2060 Master Portfolio
	Period February 29, 2016[1] to June 30, 2016 (Unaudited)

Total Return
Total return	10.09%	[2]

Ratio to Average Net Assets
Total expenses[3,4,5,6]	4.45%	[7]

Total expenses after fees waived[3,4,5]	0.04%	[7]

Net investment income[4,5,8]	3.88%	[7]

Supplemental Data
Net assets, end of period (000)	$ 1,732

Portfolio turnover rate	86%	[9]

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: iShares exchange-traded funds.

[4]	Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived 0.00% for the period ended June 30, 2016.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12% for the period ended June 30, 2016, although the ratio does not include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[6]	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.59%.

[7]	Annualized.

[8]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[9]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2016	107

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to ten series of MIP: LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). Each LifePath Index Master Portfolio is classified as diversified.

The LifePath Index Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Index Master Portfolios. The LifePath Index Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Index Master Portfolio’s investment in each of Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio reflects that LifePath Index Master Portfolio’s proportionate interest in the net assets of that master portfolio. As of period end, the LifePath Index Master Portfolios held interests in these Underlying Master Portfolios as follows:

	Large Cap Index Master Portfolio	Master Small Cap Index Series	Total International ex U.S. Index Master Portfolio	U.S. Total Bond Index Master Portfolio
LifePath Index Retirement Master Portfolio	4.20%	4.39%	3.24%	13.76%
LifePath Index 2020 Master Portfolio	11.32%	8.24%	10.57%	24.44%
LifePath Index 2025 Master Portfolio	11.12%	5.71%	7.01%	15.21%
LifePath Index 2030 Master Portfolio	16.67%	6.34%	14.99%	14.12%
LifePath Index 2035 Master Portfolio	11.59%	3.35%	8.02%	5.41%
LifePath Index 2040 Master Portfolio	14.13%	3.35%	12.57%	2.83%
LifePath Index 2045 Master Portfolio	7.27%	1.66%	5.12%	0.45%
LifePath Index 2050 Master Portfolio	6.90%	1.60%	5.37%	0.19%
LifePath Index 2055 Master Portfolio	2.57%	0.60%	0.79%	0.07%
LifePath Index 2060 Master Portfolio	0.03%	0.01%	—	0.01%

Large Cap Index Master Portfolio’s, Master Small Cap Index Series’, Total International ex U.S. Index Master Portfolio’s and U.S. Total Bond Index Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

The LifePath Index Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Index Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Index Master Portfolio records its proportionate share of the income, expenses and realized and unrealized gains and losses of the Underlying Master Portfolios in which it invests on a daily basis.

Indemnifications: In the normal course of business, a LifePath Index Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Master Portfolio, which cannot be predicted with any certainty.

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Notes to Financial Statements (continued)	Master Investment Portfolio

Other: Expenses directly related to a LifePath Index Master Portfolio are charged to that LifePath Index Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The LifePath Index Master Portfolios have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Index Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the LifePath Index Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Index Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each LifePath Index Master Portfolio’s assets and liabilities:

•

The market value of the LifePath Index Master Portfolios’s investments in the Underlying Funds is based on the published net asset value (“NAV”) of each Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Index Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each LifePath Index Master Portfolio’s investments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

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Notes to Financial Statements (continued)	Master Investment Portfolio

4. Securities and Other Investments:

Securities Lending: Certain LifePath Index Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Index Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Index Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Index Master Portfolio and any additional required collateral is delivered to the LifePath Index Master Portfolio, or excess collateral returned by the LifePath Index Master Portfolio, on the next business day. During the term of the loan, the LifePath Index Master Portfolios are entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the LifePath Index Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Index Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Index Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and a LifePath Index Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Index Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath Index Retirement Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$1,212,922	$(1,212,922)	—

LifePath Index 2030 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets, Inc.	$195,840	$(195,840)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	513,216	(513,216)	—
SG Americas Securities LLC	4,035,744	(4,035,744)	—
UBS Securities LLC	40,824	(40,824)	—

Total	$4,785,624	$(4,785,624)	—

LifePath Index 2035 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Goldman Sachs & Co.	$3,793,716	$(3,793,716)	—
SG Americas Securities LLC	1,061,424	(1,061,424)	—

Total	$4,855,140	$(4,855,140)	—

110	BLACKROCK FUNDS III	JUNE 30, 2016

Notes to Financial Statements (continued)	Master Investment Portfolio

LifePath Index 2040 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$1,340,598	$(1,340,598)	—
Citigroup Global Markets, Inc.	73,440	(73,440)	—
Credit Suisse Securities (USA) LLC	67,068	(67,068)	—
SG Americas Securities LLC	1,625,472	(1,625,472)	—
UBS Securities LLC	2,189,135	(2,189,135)	—

Total	$5,295,713	$(5,295,713)	—

LifePath Index 2045 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Nomura Securities International Inc.	$1,529,842	$(1,529,842)	—
SG Americas Securities LLC	1,082,000	(1,082,000)	—

Total	$2,611,842	$(2,611,842)	—

LifePath Index 2055 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
SG Americas Securities LLC	$8,526,160	$(8,526,160)	—

[1]

Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above. Collateral has been received in connection with securities lending agreements as follows:

LifePath Index Retirement Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2055 Master Portfolio
$1,227,495	$4,879,640	$4,933,860	$5,363,021	$2,648,300	$8,628,600

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Index Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Index Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory

MIP, on behalf of the LifePath Index Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Index Master Portfolios’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Index Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Index Master Portfolio.

For such services, each LifePath Index Master Portfolio pays BFA a monthly fee, which is determined by calculating a percentage of each LifePath Master Portfolios’s average daily net assets based on the annual rate of 0.05%.

MIP, on behalf of the LifePath Index Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Index Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Index Master Portfolios.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Index Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

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Notes to Financial Statements (continued)	Master Investment Portfolio

BAL is not entitled to compensation for providing administration service to the LifePath Index Master Portfolios, for so long as BAL or its affiliate is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the LifePath Index Master Portfolios, or BAL (or an affiliate) is entitled to investment advisory fees from the LifePath Index Master Portfolios.

The fees and expenses of the MIP’s trustees who are not “interested persons” of the MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Index Master Portfolios. BAL has contractually agreed to reimburse the LifePath Index Master Portfolios or provide an offsetting credit against the administration fees paid by the LifePath Index Master Portfolios in an amount equal to the independent expenses through April 30, 2017. If the LifePath Index Master Portfolios do not pay administration fees, BAL agrees to cap the expenses of the LifePath Index Master Portfolios at the rate at which it pays an investment advisory fee to BAL.

Expense Limitations and Waivers

The Manager, with respect to each LifePath Index Master Portfolio, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the LifePath Index Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the LifePath Index Master Portfolios’ investments in other affiliated investment companies, if any. For the six months ended June 30, 2016, the amounts waived were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Amounts waived	$432	$998	$1,159	$1,410	$1,014

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio
Amounts waived	$1,002	$601	$474	$274	$4

Securities Lending

The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Index Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Index Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Index Master Portfolios bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Index Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Index Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Index Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Index Master Portfolio is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended June 30, 2016, each LifePath Index Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Amounts	$771	$1,417	$4,290	$3,416	$3,051

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio
Amounts	$3,852	$2,723	$2,345	$2,009

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Notes to Financial Statements (continued)	Master Investment Portfolio

Officers and Trustees

Each LifePath Index Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income — affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

6. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios, excluding short-term securities, were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Purchases	$102,840,585	$226,903,344	$264,878,315	$275,566,064	$207,436,080
Sales	$37,096,458	$92,991,901	$43,221,590	$66,719,366	$25,590,631

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio
Purchases	$166,267,444	$105,541,755	$83,907,253	$53,404,977	$2,656,658
Sales	$36,469,442	$9,729,867	$8,881,722	$6,238,753	$1,034,711

7. Income Tax Information:

Each LifePath Index Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the LifePath Index Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Index Master Portfolios. Therefore, no federal income tax provision is required. It is intended that the LifePath Index Master Portfolios’ assets will be managed so an investor in the LifePath Index Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Index Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on each LifePath Index Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Index Master Portfolios as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Master Portfolios’ financial statements.

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Tax cost	$561,926,058	$1,207,032,205	$999,547,123	$1,274,698,120	$797,315,402

Gross unrealized appreciation	$37,481,680	$94,775,405	$59,007,113	$120,743,448	$55,786,942
Gross unrealized depreciation	(5,336,725)	(23,363,815)	(17,480,311)	(50,623,745)	(23,498,812)

Net unrealized appreciation	$32,144,955	$71,411,590	$41,526,802	$70,119,703	$32,288,130

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio
Tax cost	$879,109,003	$442,643,773	$415,439,094	$165,570,401	$1,668,801

Gross unrealized appreciation	$75,013,452	$28,123,157	$27,465,749	$7,304,253	$101,644
Gross unrealized depreciation	(31,937,797)	(12,492,791)	(13,173,864)	(3,091,525)	—

Net unrealized appreciation	$43,075,655	$15,630,366	$14,291,885	$4,212,728	$101,644

8. Bank Borrowings:

MIP, on behalf of the LifePath Index Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the LifePath Index Master Portfolios may borrow to fund

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Notes to Financial Statements (concluded)	Master Investment Portfolio

shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Index Master Portfolios, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months June 30, 2016, the LifePath Index Master Portfolios did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, certain LifePath Index Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the LifePath Index Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the LifePath Index Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the LifePath Index Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Index Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Index Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Index Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Index Master Portfolios.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Index Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

114	BLACKROCK FUNDS III	JUNE 30, 2016

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio and LifePath Index 2055 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. Each of BlackRock LifePath Index Retirement Fund, BlackRock LifePath Index 2020 Fund, BlackRock LifePath Index 2025 Fund, BlackRock LifePath Index 2030 Fund, BlackRock LifePath Index 2035 Fund, BlackRock LifePath Index 2040 Fund, BlackRock LifePath Index 2045 Fund, BlackRock LifePath Index 2050 Fund and BlackRock LifePath Index 2055 Fund (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better

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assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds as determined by Broadridge1, as well as the performance of each Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; and (g) sales and redemption data regarding each Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2017. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the relevant Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolios and the Portfolios. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

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center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to other funds in its applicable Broadridge category and the performance of each Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-year, three-year and since-inception periods reported, each Portfolio’s net performance was within tolerance of its benchmark. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each of the Portfolios.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s/Portfolio’s contractual management fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s/Portfolio’s actual management fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to each Master Portfolio or Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

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The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons.

The Board also noted that the contractual management fee of each of LifePath Index 2045 Master Portfolio/BlackRock LifePath Index 2045 Fund and LifePath Index 2050 Master Portfolio/BlackRock LifePath Index 2050 Fund ranked in the second quartile. The Board also noted that the actual management fee rate of each of these Master Portfolios/Portfolios and the total expense ratio of each of these Portfolios each ranked in the first quartile, relative to the relevant Portfolio’s Expense Peers.

The Board also noted that LifePath Index Retirement Master Portfolio’s/BlackRock LifePath Index Retirement Fund’s contractual management fee rate ranked second out of four funds, and that the actual management fee rate and the Portfolio’s total expense ratio ranked third out of four funds and in the first quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that the contractual management fee rate of each of LifePath Index 2020 Master Portfolio/BlackRock LifePath Index 2020 Fund, LifePath Index 2030 Master Portfolio/BlackRock LifePath Index 2030 Fund, LifePath Index 2035 Master Portfolio/BlackRock LifePath Index 2035 Fund and LifePath Index 2040 Master Portfolio/BlackRock LifePath Index 2040 Fund ranked in the second quartile. The Board also noted that the actual management fee rate of each of these Master Portfolios/Portfolios and the total expense ratio of each of these Portfolios ranked in the second and first quartiles, respectively, relative to the relevant Portfolio’s Expense Peers.

The Board also noted that LifePath Index 2025 Master Portfolio’s/BlackRock LifePath Index 2025 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and the Portfolio’s total expense ratio ranked in the third and first quartiles, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that LifePath Index 2055 Master Portfolio’s/BlackRock LifePath Index 2055 Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and the Portfolio’s total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers.

The Board also noted that, with respect to each Portfolio, BlackRock has contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis. The Board further noted that with respect to BlackRock LifePath Index 2035 Fund, BlackRock LifePath Index 2040 Fund, BlackRock LifePath Index 2045 Fund, BlackRock LifePath Index 2050 Fund and BlackRock Index 2055 Fund, BlackRock proposed, and the Board agreed to, a lower contractual expense cap on each of these Portfolios on a class-by-class basis. This expense cap reduction was implemented on April 30, 2015.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to each Master Portfolio, for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the

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Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

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Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on November 18-20, 2015 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Master Fund, on behalf LifePath Index 2060 Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. BlackRock LifePath Index 2060 Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the proposed Agreement with respect to the Master Portfolio. The Agreement was the same agreement that had been previously approved by the Board of the Master Fund with respect to certain other master portfolios of the Master Fund. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.” The Master Portfolio and the Portfolio each commenced operations in February 2016.

Activities and Composition of the Board

On the date of the Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board of the Master Fund is required to consider the initial approval of the Agreement. In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Master Portfolio and the Portfolio, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the sharing of potential economies of scale; (e) fall out benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Portfolio; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including fees and estimated expense ratios of each class of the Portfolio, and for a representative class of the Portfolio, as compared with the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”)1. The Board also received (a) information regarding BlackRock’s economic outlook for the Master Portfolio and the Portfolio and its general investment outlook for the markets; (b) information regarding fees paid to service providers that are affiliates of BlackRock; and (c) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Master Portfolio. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Master Portfolio, as well as a description of the capabilities,

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

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personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Master Portfolio and the Portfolio under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Master Portfolio and the Portfolio was consistent with the Master Portfolio’s and the Portfolio’s operational requirements, including, in addition to seeking to meet the Master Portfolio’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Master Portfolio and the Portfolio. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Master Portfolio and the Portfolio with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board reviewed BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services to be provided to the Master Portfolio and the Portfolio. The Board noted that BlackRock and its affiliates will provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates will provide the Master Portfolio and the Portfolio with administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and the Portfolio and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Master Portfolio and the Portfolio because the Master Portfolio and the Portfolio were newly organized and had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board also noted that the Master Portfolio’s/Portfolio’s contractual management fee rate ranked first out of four funds, and that the estimated actual management fee rate and the Portfolio’s estimated total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Portfolio’s total net operating expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis.

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Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Master Portfolio and the Portfolio had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Master Portfolio and the Portfolio. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase. The Board also noted the existence of expense caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including a majority of the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Master Portfolio and the Portfolio were consistent with those generally available to other mutual fund sponsors.

Conclusion

All the Members of the Board of the Master Fund present at the Meeting, including all the Independent Board Members present, approved the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including a majority of the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the approval of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

122	BLACKROCK FUNDS III	JUNE 30, 2016

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Barbara G. Novick, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust/MIP.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

BLACKROCK FUNDS III	JUNE 30, 2016	123

Additional Information

Proxy Results

BlackRock Funds III

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

		Votes For	Votes Withheld
Approved the Trustees* as follows:	David O. Beim	61,938,311,360	43,835,788
	Susan J. Carter	61,780,259,925	201,887,223
	Collette Chilton	61,948,124,716	34,022,432
	Neil A. Cotty	61,775,834,676	206,312,472
	Matina S. Horner	61,940,727,663	41,419,485
	Rodney D. Johnson	61,941,649,924	40,497,224
	Cynthia A. Montgomery	61,943,332,673	38,814,475
	Joseph P. Platt	61,944,232,208	37,914,940
	Robert C. Robb, Jr.	61,944,234,953	37,912,195
	Mark Stalnecker	61,943,725,951	38,421,197
	Kenneth L. Urish	61,944,152,210	37,994,938
	Claire A. Walton	61,784,560,644	197,586,504
	Frederick W. Winter	61,939,767,717	42,379,431
	Barbara G. Novick	61,947,782,498	34,364,650
	John M. Perlowski	61,944,381,941	37,765,207

*	Denotes Trust-wide proposal and voting results.

Master Investment Portfolio

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of MIP.

		Votes For	Votes Withheld
Approved the Trustees* as follows:	David O. Beim	93,744,625,170	102,294,210
	Susan J. Carter	93,564,604,497	282,314,883
	Collette Chilton	93,778,667,881	68,251,499
	Neil A. Cotty	93,524,182,594	322,736,786
	Matina S. Horner	93,744,748,738	102,170,642
	Rodney D. Johnson	93,743,366,844	103,552,536
	Cynthia A. Montgomery	93,738,956,489	107,962,891
	Joseph P. Platt	93,750,384,350	96,535,030
	Robert C. Robb, Jr.	93,749,078,613	97,840,767
	Mark Stalnecker	93,668,711,867	178,207,513
	Kenneth L. Urish	93,694,700,012	152,219,368
	Claire A. Walton	93,569,519,963	277,399,417
	Frederick W. Winter	93,699,601,190	147,318,190
	Barbara G. Novick	93,778,480,450	68,438,930
	John M. Perlowski	93,744,975,345	101,944,035

*	Denotes Trust-wide proposal and voting results.

General Information

Householding

The LifePath Index Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Index Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Index Funds/LifePath Index Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Index Funds’/LifePath Index Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Index Funds’/ LifePath Index Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

124	BLACKROCK FUNDS III	JUNE 30, 2016

Additional Information (continued)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Index Funds/LifePath Index Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath Index Funds/LifePath Index Master Portfolios voted proxies relating to securities held in the LifePath Index Funds’/LifePath Index Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

BLACKROCK FUNDS III	JUNE 30, 2016	125

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

126	BLACKROCK FUNDS III	JUNE 30, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Index Fund unless preceded or accompanied by that LifePath Index Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPindex-6/16-SAR

JUNE 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock S&P 500 Index Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape long term drove investors to high quality assets, pushing already-low global yields to even lower levels.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.84%	3.99%
U.S. small cap equities (Russell 2000® Index)	2.22	(6.73)
International equities (MSCI Europe, Australasia, Far East Index)	(4.42)	(10.16)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.05)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.15	0.19
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	7.95	9.49
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	5.31	6.00
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.35	7.80
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.06	1.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2016

Investment Objective

BlackRock S&P 500 Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s (“S&P”) 500® Index.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2016, the Fund’s Institutional Shares returned 3.77%, Service Shares returned 3.71%, Investor A Shares returned 3.64%, Investor C1 Shares returned 3.27% and Class K Shares returned 3.81%. The benchmark S&P 500® Index returned 3.84% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in S&P 500® Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•	Market-moving events and headlines in the first half of the year have been dominated by slowing global growth fears and geopolitical events.

•

The first week of the year was the worst start to a year since 2009, and by February 11, the S&P 500® Index hit a low for the year of (10.27)%. With fears of a global economic slowdown, oil prices cratering, and terrorist attacks in Istanbul, Jakarta, and Pakistan, equities suffered.

•

Russia and Saudi Arabia agreed to freeze oil production, and oil began to rebound in February. U.S. equities responded in kind, aided by dovish comments from Fed officials. In March, the European Central Bank unexpectedly cut rates and increased asset purchases, while the

Fed kept rates unchanged and scaled back the expected number of rate hikes this year. Despite the terror attacks in Brussels, the market rallied in March, and the S&P 500® Index ended the first quarter up 1.35%.

•

Domestic equity markets posted gains in the first half of the year despite increased volatility in June from the “Brexit”, i.e., the United Kingdom’s vote to leave the European Union. Following the vote, equity markets declined worldwide, and investors rushed to high quality assets, driving U.S. Treasury yields further down. However, U.S. equities capitalized on the upward momentum from their March rally, which continued through the second quarter as commodities rebounded and dovish comments from the Fed fueled the market.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the S&P 500® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in a diversified portfolio of equity securities of large companies located in the United States.

[3]	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

Performance Summary for the Period Ended June 30, 2016

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
		w/o sales charge	w/o sales charge	w/o sales charge
Institutional	3.77%	3.86%	11.92%	7.26%
Service	3.71	3.72	11.78	7.12
Investor A	3.64	3.59	11.64	6.99
Investor C1	3.27	2.84	10.84	6.22
Class K	3.81	3.92	12.00	7.33
S&P 500® Index	3.84	3.99	12.10	7.42

[4]	See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[5]	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,037.70	$0.56	$1,000.00	$1,024.32	$0.55	0.11%
Service	$1,000.00	$1,037.10	$1.16	$1,000.00	$1,023.72	$1.16	0.23%
Investor A	$1,000.00	$1,036.40	$1.82	$1,000.00	$1,023.07	$1.81	0.36%
Investor C1	$1,000.00	$1,032.70	$5.46	$1,000.00	$1,019.49	$5.42	1.08%
Class K	$1,000.00	$1,038.10	$0.20	$1,000.00	$1,024.66	$0.20	0.04%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to April 11, 2013, Class K Shares were an undesignated share class of the Fund.

•	Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.15% per year (but no distribution fee) and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•

Investor C1 Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.75% per year and a service fee of 0.15% per year. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain employer-sponsored retirement plans.

Prior to the inception date of April 10, 2013 for Institutional and Investor A Shares and prior to the inception date of April 19, 2013 for Service and Investor C1 Shares, the performance of the classes is based on the returns of the Class K Shares, adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, voluntarily waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to waive or to continue waiving its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 4 of the Notes to Financial Statements for additional information on waivers.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2016 and held through June 30, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Statement of Assets and Liabilities	BlackRock S&P 500 Index Fund

June 30, 2016 (Unaudited)

Asset
Investments at value — Master Portfolio (cost — $5,379,439,096)	$7,151,790,922
Capital shares sold Receivable	33,350,761

Total assets	7,185,141,683

Liabilities
Payables:
Capital shares redeemed	23,848,742
Income dividends	16,520,398
Contributions to the Master Portfolio	9,502,019
Capital gain distributions	3,921,392
Service and distribution fees	373,510
Administration fees	310,796
Professional fees	9,815
Other accrued expenses	299

Total liabilities	54,486,971

Net Assets	$7,130,654,712

Net Assets Consist of
Paid-in capital	$5,200,990,492
Distributions in excess of net investment income	(5,774,278)
Accumulated net realized gain allocated from the Master Portfolio	163,086,672
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	1,772,351,826

Net Assets	$7,130,654,712

Net Asset Value
Institutional — Based on net assets of $3,773,964,957 and 15,041,861 shares outstanding, unlimited number of shares authorized, no par value	$250.90

Service — Based on net assets of $334,250,102 and 1,332,304 shares outstanding, unlimited number of shares authorized, no par value	$250.88

Investor A — Based on net assets of $1,400,038,232 and 5,580,586 shares outstanding, unlimited number of shares authorized, no par value	$250.88

Investor C1 — Based on net assets of $74,151,163 and 295,501 shares outstanding, unlimited number of shares authorized, no par value	$250.93

Class K — Based on net assets of $1,548,250,258 and 6,169,808 shares outstanding, unlimited number of shares authorized, no par value	$250.94

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	7

Statement of Operations	BlackRock S&P 500 Index Fund

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$69,141,430
Dividends — affiliated	1,002,568
Securities lending — affiliated — net	142,815
Foreign taxes withheld	(88,730)
Expenses	(1,395,287)
Fees waived	193,272

Total income	68,996,068

Fund Expenses
Administration — class specific	1,766,757
Service and distribution — class specific	2,158,874
Professional	7,038
Miscellaneous	56

Total expenses	3,932,725
Less fees waived by the Administrator	(7,038)

Total expenses after fees waived	3,925,687

Net investment income	65,070,381

Realized and Unrealized Gain Allocation from the Master Portfolio
Net realized gain from investments and futures contracts	25,081,623
Net change in unrealized appreciation (depreciation) on investments and futures contracts	182,832,920

Net realized and unrealized gain	207,914,543

Net Increase in Net Assets Resulting from Operations	$272,984,924

See Notes to Financial Statements.

8	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Statements of Changes in Net Assets	BlackRock S&P 500 Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$65,070,381	$101,541,341
Net realized gain	25,081,623	78,044,657
Net change in unrealized appreciation (depreciation)	182,832,920	(128,478,964)

Net increase in net assets resulting from operations	272,984,924	51,107,034

Distributions to Shareholders[1]
From net investment income:
Institutional	(37,383,090)	(57,769,260)
Service	(3,052,998)	(5,322,477)
Investor A	(12,188,388)	(20,472,384)
Investor C1	(407,151)	(718,684)
Class K	(15,182,947)	(20,537,451)
From net realized gain:
Institutional	(4,070,554)	(15,240,580)
Service	(362,635)	(1,436,649)
Investor A	(1,507,354)	(5,932,833)
Investor C1	(80,046)	(349,393)
Class K	(1,667,833)	(5,391,331)

Decrease in net assets resulting from distributions to shareholders	(75,902,996)	(133,171,042)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	880,616,258	1,795,625,047

Net Assets
Total increase in net assets	1,077,698,186	1,713,561,039
Beginning of period	6,052,956,526	4,339,395,487

End of period	$7,130,654,712	$6,052,956,526

Distributions in excess of net investment income, end of period	$(5,774,278)	$(2,630,085)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	9

Financial Highlights	BlackRock S&P 500 Index Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,			Period April 10, 2013[1] to December 31, 2013
			2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$244.52		$247.36	$221.97		$190.60

Net investment income[2]	2.49		4.79	4.28		2.89
Net realized and unrealized gain (loss)	6.70		(1.71)	25.50		31.21

Net increase from investment operations	9.19		3.08	29.78		34.10

Distributions:[3]
From net investment income	(2.54)		(4.77)	(4.39)		(2.73)
From net realized gain	(0.27)		(1.15)	—		—

Total distributions	(2.81)		(5.92)	(4.39)		(2.73)

Net asset value, end of period	$250.90		$244.52	$247.36		$221.97

Total Return[4]
Based on net asset value	3.77%	[5]	1.28%	13.53%		18.03%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.11%	[7,8]	0.11% [9]	0.14%	[7]	0.23%	[7,8]

Total expenses after fees waived	0.11%	[7,8]	0.11% [9]	0.14%	[7]	0.23%	[7,8]

Net investment income	2.08%	[7,8]	1.93% [9]	1.84%	[7]	1.93%	[7,8]

Supplemental Data
Net assets, end of period (000)	$3,773,965		$3,247,607	$1,909,077		$1,570,760

Portfolio turnover of the Master Portfolio	2%		2%	3%		2%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less then 0.01%.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See Notes to Financial Statements.

10	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Financial Highlights (continued)	BlackRock S&P 500 Index Fund

	Service
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,			Period April 19, 2013[1] to December 31, 2013
			2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$244.52		$247.35	$221.97		$186.71

Net investment income[2]	2.35		4.48	3.98		2.59
Net realized and unrealized gain (loss)	6.68		(1.69)	25.50		35.22

Net increase from investment operations	9.03		2.79	29.48		37.81

Distributions:[3]
From net investment income	(2.40)		(4.47)	(4.10)		(2.55)
From net realized gain	(0.27)		(1.15)	—		—

Total distributions	(2.67)		(5.62)	(4.10)		(2.55)

Net asset value, end of period	$250.88		$244.52	$247.35		$221.97

Total Return[4]
Based on net asset value	3.71%	[5]	1.16%	13.39%		20.39%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.23%	[7,8]	0.23% [9]	0.27%	[7]	0.35%	[7,8]

Total expenses after fees waived	0.23%	[7,8]	0.23% [9]	0.27%	[7]	0.35%	[7,8]

Net investment income	1.96%	[7,8]	1.81% [9]	1.71%	[7]	1.81%	[7,8]

Supplemental Data
Net assets, end of period (000)	$334,250		$304,088	$277,856		$252,419

Portfolio turnover of the Master Portfolio	2%		2%	3%		2%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less then 0.01%.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	11

Financial Highlights (continued)	BlackRock S&P 500 Index Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,			Period April 10, 2013[1] to December 31, 2013
			2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$244.52		$247.35	$221.96		$190.60

Net investment income[2]	2.19		4.16	3.68		2.50
Net realized and unrealized gain (loss)	6.68		(1.69)	25.51		31.23

Net increase from investment operations	8.87		2.47	29.19		33.73

Distributions:[3]
From net investment income	(2.24)		(4.15)	(3.80)		(2.37)
From net realized gain	(0.27)		(1.15)	—		—

Total distributions	(2.51)		(5.30)	(3.80)		(2.37)

Net asset value, end of period	$250.88		$244.52	$247.35		$221.96

Total Return[4]
Based on net asset value	3.64%	[5]	1.03%	13.25%		17.82%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.36%	[7,8]	0.36% [9]	0.39%	[7]	0.48%	[7,8]

Total expenses after fees waived	0.36%	[7,8]	0.36% [9]	0.39%	[7]	0.48%	[7,8]

Net investment income	1.83%	[7,8]	1.68% [9]	1.59%	[7]	1.67%	[7,8]

Supplemental Data
Net assets, end of period (000)	$1,400,038		$1,281,538	$1,149,714		$1,046,428

Portfolio turnover of the Master Portfolio	2%		2%	3%		2%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less then 0.01%.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See Notes to Financial Statements.

12	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Financial Highlights (continued)	BlackRock S&P 500 Index Fund

	Investor C1
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,			Period April 19, 2013[1] to December 31, 2013
			2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$244.59		$247.36	$221.98		$186.71

Net investment income[2]	1.33		2.36	1.98		1.38
Net realized and unrealized gain (loss)	6.65		(1.65)	25.48		35.22

Net increase from investment operations	7.98		0.71	27.46		36.60

Distributions:[3]
From net investment income	(1.37)		(2.33)	(2.08)		(1.33)
From net realized gain	(0.27)		(1.15)	—		—

Total distributions	(1.64)		(3.48)	(2.08)		(1.33)

Net asset value, end of period	$250.93		$244.59	$247.36		$221.98

Total Return[4]
Based on net asset value	3.27%	[5]	0.30%	12.42%		19.68%	[5]

Ratios to Average Net Assets[6]
Total expenses	1.08%	[7,8]	1.08% [9]	1.12%	[7]	1.19%	[7,8]

Total expenses after fees waived	1.08%	[7,8]	1.08% [9]	1.12%	[7]	1.19%	[7,8]

Net investment income	1.11%	[7,8]	0.95% [9]	0.85%	[7]	0.97%	[7,8]

Supplemental Data
Net assets, end of period (000)	$74,151		$74,558	$79,476		$77,040

Portfolio turnover of the Master Portfolio	2%		2%	3%		2%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less then 0.01%.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	13

Financial Highlights (concluded)	BlackRock S&P 500 Index Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014		2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$244.56		$247.39	$221.99		$171.12		$150.57		$150.60

Net investment income[1]	2.57		4.97	4.44		3.91		3.57		2.97
Net realized and unrealized gain (loss)	6.70		(1.72)	25.51		50.74		20.23		(0.05)

Net increase from investment operations	9.27		3.25	29.95		54.65		23.80		2.92

Distributions:[2]
From net investment income	(2.62)		(4.93)	(4.55)		(3.78)		(3.25)		(2.92)
From net realized gain	(0.27)		(1.15)	—		—		—		—
From return of capital	—		—	—		—		—		(0.03)

Total distributions	(2.89)		(6.08)	(4.55)		(3.78)		(3.25)		(2.95)

Net asset value, end of period	$250.94		$244.56	$247.39		$221.99		$171.12		$150.57

Total Return[3]
Based on net asset value	3.81%	[4]	1.35%	13.61%		32.21%		15.85%		2.00%

Ratios to Average Net Assets[5]
Total expenses	0.04%	[6,7]	0.04% [8]	0.07%	[7]	0.17%	[7]	0.26%	[8]	0.19% [7]

Total expenses after fees waived	0.04%	[6,7]	0.04% [8]	0.07%	[7]	0.16%	[7]	0.18%	[8]	0.18% [7]

Net investment income	2.14%	[6,7]	2.00% [8]	1.91%	[7]	1.96%	[7]	2.15%	[8]	1.95% [7]

Supplemental Data
Net assets, end of period (000)	$1,548,250		$1,145,165	$923,271		$826,342		$380,066		$255,280

Portfolio turnover of the Master Portfolio	2%		2%	3%		2%		10%		5%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less then 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See Notes to Financial Statements.

14	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (Unaudited)	BlackRock S&P 500 Index Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock S&P 500 Index Fund (the “Fund”) is a series of the Trust. The Trust is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2016, the percentage of the Master Portfolio owned by the Fund was 87.2%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Service, Investor A and Investor C1 Shares bear certain expenses related to shareholder servicing of such shares, and Investor C1 Shares also bears certain expenses related to distribution of such shares. Institutional, Service and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Investor C1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Service Shares	No	No	None
Investor A Shares	No	No	None
Investor C1 Shares	No	No	None
Class K Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	15

Notes to Financial Statements (continued)	BlackRock S&P 500 Index Fund

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration

The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays BAL a monthly fee at an annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Institutional	Service	Investor A	Investor C1	Class K
Rate	0.07%	0.04%	0.07%	0.14%	0.00%

The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2016, the amount waived was $7,038.

For the six months ended June 30, 2016, the following table shows the class specific administration fees borne directly by each class of the Fund:

Institutional	Service	Investor A	Investor C1	Class K	Total
$1,205,714	$58,493	$452,332	$50,218	—	$1,766,757

Service and Distribution Fees

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service	Investor A	Investor C1
Service Fee	0.15%	0.25%	0.15%
Distribution Fee	—	—	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended June 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service	Investor A	Investor C1	Total
$219,293	$1,616,731	$322,850	$2,158,874

Other Fees

For the six months ended June 30, 2016, affiliates received CDSCs of $1,360 for Investor C1 Shares.

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

16	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (continued)	BlackRock S&P 500 Index Fund

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of December 31, 2015, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,
2016	$50,950,914
2017	21,080,621
2018	29,366,509

Total	$101,398,044

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,943,647	$947,403,784	9,491,979	$2,366,531,483
Shares issued to shareholders in reinvestment of distributions	163,945	40,734,236	294,747	71,632,015
Shares redeemed	(2,347,115)	(567,682,098)	(4,223,183)	(1,045,339,030)

Net increase	1,760,477	$420,455,922	5,563,543	$1,392,824,468

Service
Shares sold	238,272	$57,828,347	363,978	$87,835,046
Shares issued to shareholders in reinvestment of distributions	13,554	3,368,200	27,395	6,655,833
Shares redeemed	(163,132)	(38,910,881)	(271,091)	(67,543,403)

Net increase	88,694	$22,285,666	120,282	$26,947,476

Investor A
Shares sold	1,070,999	$258,517,618	1,779,017	$439,866,474
Shares issued to shareholders in reinvestment of distributions	52,631	13,073,912	103,205	25,099,530
Shares redeemed	(784,111)	(188,511,300)	(1,289,344)	(319,724,415)

Net increase	339,519	$83,080,230	592,878	$145,241,589

Investor C1
Shares sold	4	$883	109	$27,271
Shares issued to shareholders in reinvestment of distributions	1,736	430,923	3,910	952,238
Shares redeemed	(11,062)	(2,663,726)	(20,498)	(5,108,301)

Net decrease	(9,322)	$(2,231,920)	(16,479)	$(4,128,792)

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	17

Notes to Financial Statements (concluded)	BlackRock S&P 500 Index Fund

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class K
Shares sold	2,140,798	$516,379,537	1,648,844	$408,582,198
Shares issued to shareholders in reinvestment of distributions	57,684	14,343,333	86,179	20,954,346
Shares redeemed	(711,266)	(173,696,510)	(784,525)	(194,796,238)

Net increase	1,487,216	$357,026,360	950,498	$234,740,306

Total Net Increase	3,666,584	$880,616,258	7,210,722	$1,795,625,047

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Master Portfolio Information	S&P 500 Index Master Portfolio

As of June 30, 2016

Ten Largest Holdings	Percent of Net Assets

Apple, Inc.	3%
Microsoft Corp.	2
Exxon Mobil Corp.	2
Johnson & Johnson	2
General Electric Co.	2
Amazon.com, Inc.	1
Berkshire Hathaway, Inc., Class B	1
AT&T, Inc.	1
Facebook, Inc., Class A	1
Verizon Communications, Inc.	1

Sector Allocation	Percent of Net Assets

Information Technology	19%
Financials	15
Health Care	14
Consumer Discretionary	12
Consumer Staples	10
Industrials	10
Energy	7
Utilities	4
Telecommunication Services	3
Materials	3
Short-Term Securities	4
Liabilities in Excess of Other Assets	(1)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	19

Schedule of Investments June 30, 2016 (Unaudited)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co.	260,831	$33,874,122
General Dynamics Corp.	124,631	17,353,620
Honeywell International, Inc.	330,169	38,405,258
L-3 Communications Holdings, Inc.	33,067	4,850,598
Lockheed Martin Corp.	114,162	28,331,584
Northrop Grumman Corp.	77,885	17,312,278
Raytheon Co.	129,107	17,552,097
Rockwell Collins, Inc.	55,318	4,709,775
Textron, Inc.	113,524	4,150,437
TransDigm Group, Inc. (a)	23,260	6,133,429
United Technologies Corp.	339,408	34,806,290

		207,479,488
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	63,418	4,708,786
Expeditors International of Washington, Inc.	81,417	3,992,690
FedEx Corp.	108,784	16,511,236
United Parcel Service, Inc., Class B	299,291	32,239,626

		57,452,338
Airlines — 0.5%
Alaska Air Group, Inc.	52,230	3,044,487
American Airlines Group, Inc.	253,016	7,162,883
Delta Air Lines, Inc.	337,528	12,296,145
Southwest Airlines Co.	276,482	10,840,859
United Continental Holdings, Inc. (a)	144,556	5,932,578

		39,276,952
Auto Components — 0.3%
BorgWarner, Inc.	91,532	2,702,025
Delphi Automotive PLC	117,579	7,360,445
Goodyear Tire & Rubber Co.	111,795	2,868,660
Johnson Controls, Inc.	282,515	12,504,114

		25,435,244
Automobiles — 0.5%
Ford Motor Co.	1,696,825	21,329,090
General Motors Co.	612,020	17,320,166
Harley-Davidson, Inc.	77,041	3,489,958

		42,139,214
Banks — 5.0%
Bank of America Corp.	4,456,855	59,142,466
BB&T Corp.	359,061	12,786,162
Citigroup, Inc.	1,278,533	54,197,014
Citizens Financial Group, Inc.	234,834	4,691,983
Comerica, Inc.	73,212	3,011,210
Fifth Third Bancorp	346,052	6,087,055
Huntington Bancshares, Inc.	333,456	2,981,097
JPMorgan Chase & Co.	1,587,938	98,674,467
KeyCorp	380,587	4,205,486
M&T Bank Corp.	69,277	8,190,620
PNC Financial Services Group, Inc. (b)	216,412	17,613,773
Regions Financial Corp.	545,458	4,641,848
SunTrust Banks, Inc.	221,039	9,080,282
US Bancorp	705,340	28,446,362
Wells Fargo & Co.	2,006,995	94,991,073
Zions Bancorporation	85,616	2,151,530

		410,892,428

Common Stocks	Shares	Value
Beverages — 2.3%
Brown-Forman Corp., Class B	44,626	$4,451,890
Coca-Cola Co.	1,690,306	76,621,571
Constellation Brands, Inc., Class A	76,069	12,581,812
Dr Pepper Snapple Group, Inc.	81,690	7,893,705
Molson Coors Brewing Co., Class B	80,024	8,092,827
Monster Beverage Corp. (a)	61,007	9,804,435
PepsiCo, Inc.	626,637	66,385,924

		185,832,164
Biotechnology — 2.8%
AbbVie, Inc.	703,897	43,578,263
Alexion Pharmaceuticals, Inc. (a)	97,636	11,399,979
Amgen, Inc.	326,871	49,733,423
Biogen, Inc. (a)	94,687	22,897,210
Celgene Corp. (a)	335,821	33,122,025
Gilead Sciences, Inc.	579,245	48,320,618
Regeneron Pharmaceuticals, Inc. (a)	33,821	11,811,308
Vertex Pharmaceuticals, Inc. (a)	107,043	9,207,839

		230,070,665
Building Products — 0.1%
Allegion PLC	40,558	2,815,942
Fortune Brands Home & Security, Inc.	66,648	3,863,584
Masco Corp.	148,020	4,579,739

		11,259,265
Capital Markets — 1.7%
Affiliated Managers Group, Inc. (a)(c)	22,605	3,182,106
Ameriprise Financial, Inc.	74,117	6,659,412
Bank of New York Mellon Corp.	466,492	18,123,214
BlackRock, Inc. (b)	54,501	18,668,228
Charles Schwab Corp.	521,683	13,203,797
E*Trade Financial Corp. (a)	118,354	2,780,136
Franklin Resources, Inc.	157,299	5,249,068
Goldman Sachs Group, Inc.	168,749	25,072,726
Invesco Ltd.	185,002	4,724,951
Legg Mason, Inc.	45,092	1,329,763
Morgan Stanley	654,766	17,010,821
Northern Trust Corp.	94,512	6,262,365
State Street Corp.	174,233	9,394,643
T. Rowe Price Group, Inc.	108,036	7,883,387

		139,544,617
Chemicals — 2.0%
Air Products & Chemicals, Inc.	84,222	11,962,893
Albemarle Corp.	48,786	3,869,218
CF Industries Holdings, Inc.	97,770	2,356,257
Dow Chemical Co.	489,255	24,320,866
E.I. du Pont de Nemours & Co.	378,159	24,504,703
Eastman Chemical Co.	65,885	4,473,591
Ecolab, Inc.	115,342	13,679,561
FMC Corp.	55,954	2,591,230
International Flavors & Fragrances, Inc.	35,400	4,462,878
LyondellBasell Industries NV, Class A	147,303	10,962,289
Monsanto Co.	188,821	19,525,980
Mosaic Co.	147,578	3,863,592
PPG Industries, Inc.	115,756	12,055,987
Praxair, Inc.	123,438	13,873,197
Sherwin-Williams Co.	33,989	9,981,550

		162,483,792

See Notes to Financial Statements.

20	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.5%
Cintas Corp.	36,761	$3,607,357
Iron Mountain, Inc.	100,912	4,019,325
Pitney Bowes, Inc.	80,513	1,433,131
Republic Services, Inc.	100,844	5,174,306
Stericycle, Inc. (a)(c)	38,065	3,963,328
Tyco International PLC	185,819	7,915,889
Waste Management, Inc.	178,896	11,855,438

		37,968,774
Communications Equipment — 1.4%
Cisco Systems, Inc.	2,186,687	62,736,050
F5 Networks, Inc. (a)	28,784	3,276,770
Harris Corp.	55,273	4,611,979
Juniper Networks, Inc.	159,219	3,580,835
Motorola Solutions, Inc.	70,713	4,664,937
QUALCOMM, Inc.	639,759	34,271,890

		113,142,461
Construction & Engineering — 0.1%
Fluor Corp.	58,157	2,865,977
Jacobs Engineering Group, Inc. (a)	51,300	2,555,253
Quanta Services, Inc. (a)	66,892	1,546,543

		6,967,773
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	27,171	5,216,832
Vulcan Materials Co.	58,470	7,037,449

		12,254,281
Consumer Finance — 0.7%
American Express Co.	351,375	21,349,545
Capital One Financial Corp.	225,325	14,310,391
Discover Financial Services	180,199	9,656,864
Navient Corp.	143,530	1,715,184
Synchrony Financial (a)	362,407	9,161,649

		56,193,633
Containers & Packaging — 0.2%
Avery Dennison Corp.	37,440	2,798,640
Ball Corp.	75,609	5,465,774
Owens-Illinois, Inc. (a)	64,902	1,168,885
Sealed Air Corp.	87,371	4,016,445
WestRock Co.	114,847	4,464,103

		17,913,847
Distributors — 0.1%
Genuine Parts Co.	65,811	6,663,364
LKQ Corp. (a)	132,474	4,199,426

		10,862,790
Diversified Consumer Services — 0.0%
H&R Block, Inc.	99,463	2,287,649
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B (a)(c)	813,098	117,728,459
CME Group, Inc.	146,191	14,239,003
Intercontinental Exchange, Inc.	51,388	13,153,273
Leucadia National Corp.	139,518	2,417,847
Moody’s Corp.	74,223	6,955,437
NASDAQ, Inc.	48,143	3,113,408
S&P Global, Inc.	115,048	12,340,049

		169,947,476

Common Stocks	Shares	Value
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	2,673,980	$115,542,676
CenturyLink, Inc.	238,854	6,929,155
Frontier Communications Corp.	493,180	2,436,309
Level 3 Communications, Inc. (a)	126,806	6,529,241
Verizon Communications, Inc.	1,771,025	98,894,036

		230,331,417
Electric Utilities — 1.9%
American Electric Power Co., Inc.	212,020	14,860,482
Duke Energy Corp.	300,146	25,749,525
Edison International	140,942	10,946,965
Entergy Corp.	78,840	6,413,634
Eversource Energy	138,329	8,285,907
Exelon Corp.	399,745	14,534,728
FirstEnergy Corp.	186,845	6,522,759
NextEra Energy, Inc.	200,596	26,157,718
Pinnacle West Capital Corp.	49,736	4,031,600
PPL Corp.	291,382	10,999,671
Southern Co.	403,209	21,624,099
Xcel Energy, Inc.	220,214	9,861,183

		159,988,271
Electrical Equipment — 0.5%
Acuity Brands, Inc.	19,531	4,842,907
AMETEK, Inc.	99,649	4,606,773
Eaton Corp. PLC	199,331	11,906,041
Emerson Electric Co.	279,345	14,570,635
Rockwell Automation, Inc.	57,685	6,623,392

		42,549,748
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	134,393	7,704,751
Corning, Inc.	471,125	9,648,640
FLIR Systems, Inc.	57,588	1,782,348
TE Connectivity Ltd.	156,317	8,927,264

		28,063,003
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	190,848	8,612,970
Diamond Offshore Drilling, Inc.	26,988	656,618
FMC Technologies, Inc. (a)	94,993	2,533,463
Halliburton Co.	372,667	16,878,089
Helmerich & Payne, Inc.	45,561	3,058,510
National Oilwell Varco, Inc.	166,544	5,604,206
Schlumberger Ltd.	605,951	47,918,605
Transocean Ltd. (c)	143,288	1,703,694

		86,966,155
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	190,919	29,981,920
CVS Health Corp.	466,986	44,709,240
Kroger Co.	415,043	15,269,432
Sysco Corp.	226,827	11,509,202
Wal-Mart Stores, Inc.	663,374	48,439,569
Walgreens Boots Alliance, Inc.	374,508	31,185,281
Whole Foods Market, Inc.	136,589	4,373,580

		185,468,224
Food Products — 1.8%
Archer-Daniels-Midland Co.	252,729	10,839,547
Campbell Soup Co.	79,986	5,321,468
ConAgra Foods, Inc.	188,496	9,011,994

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	21

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Food Products (continued)
General Mills, Inc.	259,902	$18,536,211
Hershey Co.	60,606	6,878,175
Hormel Foods Corp.	120,420	4,407,372
J.M. Smucker Co.	52,174	7,951,839
Kellogg Co.	109,575	8,946,799
Kraft Heinz Co.	256,577	22,701,933
McCormick & Co., Inc.	51,416	5,484,545
Mead Johnson Nutrition Co.	81,355	7,382,966
Mondelez International, Inc., Class A	672,513	30,606,067
Tyson Foods, Inc., Class A	131,369	8,774,135

		146,843,051
Gas Utilities — 0.0%
AGL Resources, Inc.	50,500	3,331,485
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	638,239	25,089,175
Baxter International, Inc.	241,306	10,911,857
Becton Dickinson & Co.	91,496	15,516,807
Boston Scientific Corp. (a)	584,452	13,658,643
C.R. Bard, Inc.	32,239	7,581,323
DENTSPLY SIRONA, Inc.	102,070	6,332,423
Edwards Lifesciences Corp. (a)	92,992	9,274,092
Hologic, Inc. (a)	103,297	3,574,076
Intuitive Surgical, Inc. (a)	16,531	10,933,769
Medtronic PLC	611,150	53,029,486
St. Jude Medical, Inc.	123,452	9,629,256
Stryker Corp.	137,366	16,460,568
Varian Medical Systems, Inc. (a)(c)	40,086	3,296,272
Zimmer Biomet Holdings, Inc.	86,572	10,421,537

		195,709,284
Health Care Providers & Services — 2.7%
Aetna, Inc.	150,956	18,436,256
AmerisourceBergen Corp.	78,404	6,219,005
Anthem, Inc.	114,770	15,073,892
Cardinal Health, Inc.	142,750	11,135,927
Centene Corp. (a)	74,899	5,345,542
Cigna Corp.	112,246	14,366,365
DaVita HealthCare Partners, Inc. (a)	69,978	5,410,699
Express Scripts Holding Co. (a)	275,017	20,846,289
HCA Holdings, Inc. (a)	132,189	10,179,875
Henry Schein, Inc. (a)	36,065	6,376,292
Humana, Inc.	64,077	11,526,171
Laboratory Corp. of America Holdings (a)	44,956	5,856,418
McKesson Corp.	97,725	18,240,371
Patterson Cos., Inc.	34,966	1,674,522
Quest Diagnostics, Inc.	60,479	4,923,595
UnitedHealth Group, Inc.	412,454	58,238,505
Universal Health Services, Inc., Class B	38,199	5,122,486

		218,972,210
Health Care Technology — 0.1%
Cerner Corp. (a)	132,332	7,754,655
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	189,580	8,379,436
Chipotle Mexican Grill, Inc. (a)(c)	12,619	5,082,429
Darden Restaurants, Inc.	48,416	3,066,669
Marriott International, Inc., Class A (c)	81,148	5,393,096
McDonald’s Corp.	381,183	45,871,562
Royal Caribbean Cruises Ltd.	71,467	4,799,009

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	635,560	$36,303,187
Starwood Hotels & Resorts Worldwide, Inc.	75,023	5,547,951
Wyndham Worldwide Corp.	47,101	3,355,004
Wynn Resorts Ltd.	34,173	3,097,441
Yum! Brands, Inc.	177,865	14,748,566

		135,644,350
Household Durables — 0.5%
D.R. Horton, Inc.	146,006	4,596,269
Garmin Ltd.	49,244	2,088,930
Harman International Industries, Inc.	29,783	2,139,015
Leggett & Platt, Inc.	56,808	2,903,457
Lennar Corp., Class A	81,487	3,756,551
Mohawk Industries, Inc. (a)	28,184	5,348,196
Newell Brands, Inc.	199,008	9,665,818
PulteGroup, Inc.	134,343	2,618,345
Whirlpool Corp.	34,137	5,688,590

		38,805,171
Household Products — 2.0%
Church & Dwight Co., Inc.	54,903	5,648,970
Clorox Co.	56,529	7,823,048
Colgate-Palmolive Co.	389,484	28,510,229
Kimberly-Clark Corp.	155,883	21,430,795
Procter & Gamble Co.	1,155,085	97,801,047

		161,214,089
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	276,192	3,446,876
NRG Energy, Inc.	131,827	1,976,087

		5,422,963
Industrial Conglomerates — 2.5%
3M Co.	263,097	46,073,547
Danaher Corp.	260,569	26,317,469
General Electric Co.	3,997,893	125,853,671
Roper Technologies, Inc.	43,980	7,501,229

		205,745,916
Insurance — 2.6%
Aflac, Inc.	182,866	13,195,610
Allstate Corp.	164,588	11,512,931
American International Group, Inc.	488,899	25,857,868
Aon PLC	114,370	12,492,635
Arthur J Gallagher & Co.	76,592	3,645,779
Assurant, Inc.	27,119	2,340,641
Chubb Ltd.	201,177	26,295,846
Cincinnati Financial Corp.	65,508	4,905,894
Hartford Financial Services Group, Inc.	173,511	7,700,418
Lincoln National Corp.	102,152	3,960,433
Loews Corp.	118,629	4,874,466
Marsh & McLennan Cos., Inc.	225,093	15,409,867
MetLife, Inc.	478,180	19,045,909
Principal Financial Group, Inc.	114,684	4,714,659
Progressive Corp.	254,006	8,509,201
Prudential Financial, Inc.	190,590	13,596,691
Torchmark Corp.	47,213	2,918,708
Travelers Cos., Inc.	127,927	15,228,430
Unum Group	99,996	3,178,873
Willis Towers Watson PLC	60,298	7,495,644
XL Group PLC	122,158	4,069,083

		210,949,586

See Notes to Financial Statements.

22	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Internet & Catalog Retail — 2.1%
Amazon.com, Inc. (a)	168,168	$120,344,384
Expedia, Inc.	49,913	5,305,752
Netflix, Inc. (a)	185,455	16,965,423
Priceline Group, Inc. (a)	21,487	26,824,586
TripAdvisor, Inc. (a)	47,893	3,079,520

		172,519,665
Internet Software & Services — 4.0%
Akamai Technologies, Inc. (a)(c)	73,995	4,138,540
Alphabet, Inc., Class A (a)	127,730	89,861,887
Alphabet, Inc., Class C (a)	128,272	88,777,051
eBay, Inc. (a)	460,472	10,779,650
Facebook, Inc., Class A (a)	1,004,833	114,832,315
VeriSign, Inc. (a)(c)	40,329	3,486,845
Yahoo!, Inc. (a)	377,932	14,195,126

		326,071,414
IT Services — 3.5%
Accenture PLC, Class A	271,416	30,748,719
Alliance Data Systems Corp. (a)(c)	25,038	4,905,445
Automatic Data Processing, Inc.	197,259	18,122,184
Cognizant Technology Solutions Corp., Class A (a)(c)	264,008	15,111,818
CSRA, Inc.	58,004	1,359,034
Fidelity National Information Services, Inc.	119,871	8,832,095
Fiserv, Inc. (a)	96,303	10,471,025
Global Payments, Inc.	68,525	4,891,315
International Business Machines Corp.	384,063	58,293,082
Mastercard, Inc., Class A	421,006	37,073,788
Paychex, Inc.	140,347	8,350,646
PayPal Holdings, Inc. (a)	481,651	17,585,078
Teradata Corp. (a)(c)	55,832	1,399,708
Total System Services, Inc.	75,487	4,009,115
Visa, Inc., Class A	825,364	61,217,248
Western Union Co.	210,122	4,030,140
Xerox Corp.	424,524	4,028,733

		290,429,173
Leisure Products — 0.1%
Hasbro, Inc.	49,946	4,194,965
Mattel, Inc.	150,381	4,705,421

		8,900,386
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	143,997	6,387,707
Illumina, Inc. (a)	63,857	8,964,246
PerkinElmer, Inc.	45,963	2,409,380
Thermo Fisher Scientific, Inc.	171,159	25,290,454
Waters Corp. (a)	34,410	4,839,766

		47,891,553
Machinery — 1.2%
Caterpillar, Inc.	253,215	19,196,229
Cummins, Inc.	68,895	7,746,554
Deere & Co.	130,353	10,563,807
Dover Corp.	65,841	4,564,098
Flowserve Corp.	54,453	2,459,642
Illinois Tool Works, Inc.	141,570	14,745,931
Ingersoll-Rand PLC	112,799	7,183,041
PACCAR, Inc.	153,639	7,969,255
Parker Hannifin Corp.	59,483	6,427,138

Common Stocks	Shares	Value
Machinery (continued)
Pentair PLC	77,332	$4,507,682
Snap-on, Inc.	25,949	4,095,271
Stanley Black & Decker, Inc.	66,301	7,373,997
Xylem, Inc.	75,027	3,349,956

		100,182,601
Media — 2.6%
CBS Corp., Class B	184,204	10,028,066
Comcast Corp., Class A	1,052,573	68,617,234
Discovery Communications, Inc., Class A (a)	72,458	1,828,115
Discovery Communications, Inc., Class C (a)(c)	100,331	2,392,894
Interpublic Group of Cos., Inc.	178,943	4,133,583
News Corp., Class A	159,077	1,805,524
News Corp., Class B	45,530	531,335
Omnicom Group, Inc.	104,105	8,483,517
Scripps Networks Interactive, Inc., Class A	40,063	2,494,723
TEGNA, Inc.	91,984	2,131,269
Time Warner, Inc.	342,167	25,162,961
Twenty-First Century Fox, Inc., Class A	468,647	12,676,901
Twenty-First Century Fox, Inc., Class B	191,654	5,222,572
Viacom, Inc., Class B	152,665	6,331,018
Walt Disney Co.	649,576	63,541,524

		215,381,236
Metals & Mining — 0.3%
Alcoa, Inc.	582,726	5,401,870
Freeport-McMoRan, Inc.	545,608	6,078,073
Newmont Mining Corp.	229,980	8,996,817
Nucor Corp.	139,587	6,896,994

		27,373,754
Multi-Utilities — 1.4%
Alliant Energy Corp.	98,725	3,919,383
Ameren Corp.	108,015	5,787,444
CenterPoint Energy, Inc.	190,968	4,583,232
CMS Energy Corp.	123,444	5,661,142
Consolidated Edison, Inc.	130,351	10,485,434
Dominion Resources, Inc.	265,059	20,656,048
DTE Energy Co.	78,553	7,786,173
NiSource, Inc.	144,152	3,822,911
PG&E Corp.	217,248	13,886,492
Public Service Enterprise Group, Inc.	219,351	10,223,950
SCANA Corp.	63,291	4,788,597
Sempra Energy	101,919	11,620,804
TECO Energy, Inc.	99,223	2,742,524
WEC Energy Group, Inc.	137,377	8,970,718

		114,934,852
Multiline Retail — 0.6%
Dollar General Corp.	123,234	11,583,996
Dollar Tree, Inc. (a)	102,301	9,640,846
Kohl’s Corp.	79,467	3,013,389
Macy’s, Inc.	137,891	4,634,516
Nordstrom, Inc. (c)	53,112	2,020,912
Target Corp.	256,647	17,919,094

		48,812,753
Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	220,983	11,767,345
Apache Corp.	164,198	9,140,903
Cabot Oil & Gas Corp.	202,224	5,205,246

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	23

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp. (a)	275,170	$1,177,728
Chevron Corp.	819,647	85,923,595
Cimarex Energy Co.	42,276	5,044,372
Columbia Pipeline Group, Inc.	177,175	4,516,191
Concho Resources, Inc. (a)(c)	56,592	6,749,728
ConocoPhillips	541,389	23,604,560
Devon Energy Corp.	231,642	8,397,023
EOG Resources, Inc.	237,622	19,822,427
EQT Corp.	73,874	5,720,064
Exxon Mobil Corp.	1,801,838	168,904,294
Hess Corp.	116,075	6,976,108
Kinder Morgan, Inc.	794,236	14,868,098
Marathon Oil Corp.	376,534	5,651,775
Marathon Petroleum Corp.	230,746	8,759,118
Murphy Oil Corp.	67,700	2,149,475
Newfield Exploration Co. (a)	83,117	3,672,109
Noble Energy, Inc.	187,876	6,739,112
Occidental Petroleum Corp.	330,427	24,967,064
ONEOK, Inc.	88,681	4,207,913
Phillips 66	203,499	16,145,611
Pioneer Natural Resources Co.	70,605	10,676,182
Range Resources Corp.	70,996	3,062,767
Southwestern Energy Co. (a)	163,130	2,052,175
Spectra Energy Corp.	300,077	10,991,821
Tesoro Corp.	53,383	3,999,454
Valero Energy Corp.	204,516	10,430,316
Williams Cos., Inc.	299,934	6,487,572

		497,810,146
Paper & Forest Products — 0.1%
International Paper Co.	181,312	7,684,003
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	96,272	8,762,677
Pharmaceuticals — 5.6%
Allergan PLC (a)	172,027	39,753,720
Bristol-Myers Squibb Co.	725,311	53,346,624
Eli Lilly & Co.	423,723	33,368,186
Endo International PLC (a)	85,582	1,334,223
Johnson & Johnson	1,194,896	144,940,885
Mallinckrodt PLC (a)(c)	46,853	2,847,725
Merck & Co., Inc.	1,204,828	69,410,141
Mylan NV (a)	187,008	8,086,226
Perrigo Co. PLC	62,302	5,648,922
Pfizer, Inc.	2,633,724	92,733,422
Zoetis, Inc.	198,575	9,424,370

		460,894,444
Professional Services — 0.3%
Dun & Bradstreet Corp.	15,161	1,847,216
Equifax, Inc.	52,140	6,694,776
Nielsen Holdings PLC	157,469	8,183,664
Robert Half International, Inc.	54,908	2,095,290
Verisk Analytics, Inc. (a)	68,626	5,564,196

		24,385,142
Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	182,671	20,753,252
Apartment Investment & Management Co., Class A	66,034	2,916,061
AvalonBay Communities, Inc.	59,136	10,667,543
Boston Properties, Inc.	66,673	8,794,169
Crown Castle International Corp.	146,460	14,855,438

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust, Inc. (c)	61,427	$6,694,929
Equinix, Inc.	30,419	11,794,359
Equity Residential	157,786	10,868,300
Essex Property Trust, Inc. (c)	28,738	6,554,850
Extra Space Storage, Inc.	55,621	5,147,167
Federal Realty Investment Trust	31,136	5,154,565
General Growth Properties, Inc.	255,375	7,615,282
HCP, Inc. (c)	204,549	7,236,944
Host Hotels & Resorts, Inc.	318,981	5,170,682
Kimco Realty Corp.	184,112	5,777,435
Macerich Co.	56,127	4,792,685
Prologis, Inc.	227,879	11,175,186
Public Storage	64,419	16,464,852
Realty Income Corp. (c)	113,565	7,876,868
Simon Property Group, Inc.	134,623	29,199,729
SL Green Realty Corp.	44,893	4,779,758
UDR, Inc.	111,833	4,128,874
Ventas, Inc.	146,018	10,633,031
Vornado Realty Trust	77,442	7,753,493
Welltower, Inc.	154,173	11,743,357
Weyerhaeuser Co.	327,304	9,743,840

		248,292,649
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (a)	132,999	3,521,814
Road & Rail — 0.8%
CSX Corp.	411,764	10,738,805
JB Hunt Transport Services, Inc.	37,298	3,018,527
Kansas City Southern	48,241	4,346,032
Norfolk Southern Corp.	129,691	11,040,595
Ryder System, Inc.	22,631	1,383,659
Union Pacific Corp.	366,920	32,013,770

		62,541,388
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	135,222	7,658,974
Applied Materials, Inc.	475,028	11,386,421
Broadcom Ltd.	161,789	25,142,011
First Solar, Inc. (a)	31,273	1,516,115
Intel Corp.	2,051,163	67,278,146
KLA-Tencor Corp.	69,600	5,098,200
Lam Research Corp.	70,625	5,936,738
Linear Technology Corp.	101,724	4,733,218
Microchip Technology, Inc.	91,784	4,658,956
Micron Technology, Inc. (a)	461,329	6,347,887
NVIDIA Corp.	221,394	10,407,732
Qorvo, Inc. (a)(c)	54,422	3,007,360
Skyworks Solutions, Inc.	81,212	5,139,095
Texas Instruments, Inc.	437,223	27,392,021
Xilinx, Inc.	108,556	5,007,688

		190,710,562
Software — 4.0%
Activision Blizzard, Inc.	220,196	8,726,367
Adobe Systems, Inc. (a)	217,717	20,855,111
Autodesk, Inc. (a)	99,507	5,387,309
CA, Inc.	132,208	4,340,389
Citrix Systems, Inc. (a)	68,111	5,455,010
Electronic Arts, Inc. (a)	130,503	9,886,907
Intuit, Inc.	110,839	12,370,741
Microsoft Corp.	3,414,759	174,733,218

See Notes to Financial Statements.

24	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Oracle Corp.	1,353,950	$55,417,174
Red Hat, Inc. (a)	77,359	5,616,263
salesforce.com, Inc. (a)	277,407	22,028,890
Symantec Corp.	273,048	5,608,406

		330,425,785
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	32,335	5,226,306
AutoNation, Inc. (a)(c)	29,995	1,409,165
AutoZone, Inc. (a)	13,140	10,431,058
Bed Bath & Beyond, Inc.	68,485	2,959,922
Best Buy Co., Inc.	125,887	3,852,142
CarMax, Inc. (a)(c)	81,941	4,017,567
Foot Locker, Inc.	57,444	3,151,378
Gap, Inc.	94,735	2,010,277
Home Depot, Inc.	539,830	68,930,893
L Brands, Inc.	108,780	7,302,401
Lowe’s Cos., Inc.	384,869	30,470,079
O’Reilly Automotive, Inc. (a)(c)	42,204	11,441,504
Ross Stores, Inc.	178,346	10,110,435
Signet Jewelers Ltd.	33,296	2,743,923
Staples, Inc.	272,009	2,344,718
Tiffany & Co.	46,739	2,834,253
TJX Cos., Inc.	287,581	22,209,881
Tractor Supply Co.	59,262	5,403,509
Ulta Salon Cosmetics & Fragrance, Inc. (a)	27,043	6,588,756
Urban Outfitters, Inc. (a)	35,003	962,582

		204,400,749
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	2,380,992	227,622,835
EMC Corp.	844,012	22,931,806
Hewlett Packard Enterprise Co.	724,750	13,241,183
HP, Inc.	737,309	9,253,228
NetApp, Inc.	121,307	2,982,939
Seagate Technology PLC	124,095	3,022,954
Western Digital Corp.	124,929	5,904,145

		284,959,090
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	123,415	5,027,927
Hanesbrands, Inc.	163,970	4,120,566
Michael Kors Holdings Ltd. (a)	75,118	3,716,839

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	579,246	$31,974,379
PVH Corp.	34,306	3,232,654
Ralph Lauren Corp. (c)	24,337	2,181,082
Under Armour, Inc., Class A (a)(c)	84,309	3,383,320
Under Armour, Inc., Class C (a)(c)	76,587	2,787,759
VF Corp.	146,304	8,996,233

		65,420,759
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	129,963	1,905,258
Tobacco — 1.8%
Altria Group, Inc.	850,139	58,625,585
Philip Morris International, Inc.	673,678	68,526,526
Reynolds American, Inc.	357,965	19,305,053

		146,457,164
Trading Companies & Distributors — 0.2%
Fastenal Co.	127,454	5,657,683
United Rentals, Inc. (a)	38,084	2,555,436
W.W. Grainger, Inc.	25,110	5,706,248

		13,919,367
Water Utilities — 0.1%
American Water Works Co., Inc.	78,640	6,645,866
Total Long-Term Investments (Cost — $5,191,061,597) — 96.5%		7,914,398,679

Short-Term Securities
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (b)(d)(e)	331,216,906	331,216,906
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (b)(d)(e)	21,110,639	21,110,639
Total Short-Term Securities (Cost — $352,327,545) — 4.3%		352,327,545
Total Investments (Cost — $5,543,389,142) — 100.8%		8,266,726,224
Liabilities in Excess of Other Assets — (0.8)%		(68,813,983)

Net Assets — 100.0%		$8,197,912,241

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at June 30, 2016	Value at June 30, 2016	Income		Realized Loss
BlackRock, Inc.	48,211	6,290	—	54,501	$18,668,228	$242,639		—
BlackRock Cash Funds: Institutional, SL Agency Shares	374,887,021	—	(43,670,115)[1]	331,216,906	$331,216,906	$828,586	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	26,986,879	—	(5,876,240)[1]	21,110,639	$21,110,639	$48,258	[2]	—
PNC Financial Services Group, Inc.	193,874	24,134	(1,596)	216,412	$17,613,773	$208,887		$(17,491)
Total					$388,609,546	$1,328,370		$(17,491)

[1] Represents net shares sold.

[2]   Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	25

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
2,853	S&P 500 E-Mini Index	September 2016	$298,167,030	$706,197

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$706,197	—	—	—	$706,197

[1]    Includes cumulative appreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	—	—	$4,911,571	—	—	—	$4,911,571
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$2,726,041	—	—	—	$2,726,041

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$259,967,090

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$7,914,398,679	—	—	$7,914,398,679
Short-Term Securities:
Money Market Funds	352,327,545	—	—	352,327,545

Total	$8,266,726,224	—	—	$8,266,726,224

See Notes to Financial Statements.

26	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Schedule of Investments (concluded)	S&P 500 Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$706,197	—	—	$706,197

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$11,985,800	—	—	$11,985,800
Liabilities:
Collateral on securities loaned at value	—	$(73,016,450)	—	(73,016,450)

Total	$11,985,800	$(73,016,450)	—	$(61,030,650)

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	27

Statement of Assets and Liabilities	S&P 500 Index Master Portfolio

June 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $71,903,747) (cost — $5,165,009,481)	$7,878,116,678
Investments at value — affiliated (cost — $378,379,661)	388,609,546
Cash pledged for futures contracts	11,985,800
Receivables:
Dividends — unaffiliated	8,896,582
Contributions from the investors	9,512,134
Variation margin on futures contracts	3,344,171
Dividends — affiliated	99,916
Securities lending income — affiliated	19,694

Total assets	8,300,584,521

Liabilities
Collateral on securities loaned at value	73,016,450
Payables:
Withdrawals to the investors	20,657,915
Investments purchased	8,714,257
Investment advisory fees	228,676
Officer’s and Trustees’ fees	31,759
Professional fees	23,223

Total liabilities	102,672,280

Net Assets	$8,197,912,241

Net Assets Consist of
Investors’ capital	$5,473,868,962
Net unrealized appreciation (depreciation)	2,724,043,279

Net Assets	$8,197,912,241

See Notes to Financial Statements.

28	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Statement of Operations	S&P 500 Index Master Portfolio

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Dividends — unaffiliated	$80,657,823
Dividends — affiliated	1,161,461
Securities lending — affiliated — net	166,909
Foreign taxes withheld	(102,222)

Total income	81,883,971

Expenses
Investment advisory	1,499,721
Officer and Trustees	101,742
Professional	25,176

Total expenses	1,626,639
Less fees waived by the Manager	(225,381)

Total expenses after fees waived	1,401,258

Net investment income	80,482,713

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	24,052,870
Investments — affiliated	(17,491)
Futures contracts	4,911,571

28,946,950

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	203,876,582
Investments — affiliated	(2,637,321)
Futures contracts	2,726,041

203,965,302

Net realized and unrealized gain	232,912,252

Net Increase in Net Assets Resulting from Operations	$313,394,965

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	29

Statements of Changes in Net Assets	S&P 500 Index Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$80,482,713	$134,064,606
Net realized gain	28,946,950	110,235,734
Net change in unrealized appreciation (depreciation)	203,965,302	(168,377,143)

Net increase in net assets resulting from operations	313,394,965	75,923,197

Capital Transactions
Proceeds from contributions	1,873,519,757	3,573,168,628
Value of withdrawals	(1,198,859,791)	(2,187,812,801)

Net increase in net assets derived from capital transactions	674,659,966	1,385,355,827

Net Assets
Total increase in net assets	988,054,931	1,461,279,024
Beginning of period	7,209,857,310	5,748,578,286

End of period	$8,197,912,241	$7,209,857,310

Financial Highlights	S&P 500 Index Master Portfolio

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Total Return
Total return	3.81%	[1]	1.35%	13.63%	32.33%	15.98%	2.13%

Ratios to Average Net Assets
Total expenses	0.04%	[2]	0.05%	0.05%	0.05%	0.06%	0.06%

Total expenses after fees waived and/or paid indirectly	0.04%	[2]	0.04%	0.05%	0.05%	0.05%	0.05%

Net investment income	2.15%	[2]	2.00%	1.98%	2.08%	2.22%	2.08%

Supplemental Data
Net assets, end of period (000)	$ 8,197,912		$ 7,209,857	$ 5,748,578	$ 5,271,130	$ 1,717,932	$ 2,108,316

Portfolio turnover rate	2%		2%	3%	2%	10%	5%

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

30	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (Unaudited)	S&P 500 Index Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	31

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Master Portfolio’s investments and derivative financial instruments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned

32	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$16,052	$(16,052)	—
BNP Paribas S.A.	5,762,279	(5,762,279)	—
Citigroup Global Markets, Inc.	8,934,586	(8,934,586)	—
Credit Suisse Securities (USA) LLC	6,306,128	(6,306,128)	—
Goldman Sachs & Co.	9,724,488	(9,724,488)	—
JP Morgan Securities LLC	23,141,092	(23,141,092)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,770,219	(3,770,219)	—
State Street Bank & Trust Co.	9,310,866	(9,310,866)	—
UBS Securities LLC	4,938,037	(4,938,037)	—

Total	$71,903,747	$(71,903,747)	—

[1]

Collateral with a value of $73,016,450 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as equity risk. Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in the value of equity securities (equity risk).

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Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory and Administration

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee, which is determined by calculating a percentage of the Master Portfolio’s average daily net assets based on the annual rate of 0.04%.

MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administration service to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Waivers

The Manager, with respect to the Master Portfolio, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2016, the amount waived was $98,463.

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

34	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Pursuant to a securities lending agreement, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to a securities lending agreement effective March 9, 2015, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. For the period January 1, 2015 through March 8, 2015, BTC could lend securities with respect to the Master Portfolio only when the difference between the borrower rebate rate and the risk free rate exceeded a certain level, and the Master Portfolio retained 80% (85% commencing on the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in the calendar year 2014 exceeded a specified threshold and for the remainder of that calendar year) of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended June 30, 2016, the Master Portfolio paid BTC $66,287 in total for securities lending agent services and collateral investment fees

Officers and Trustees

The fees and expenses of the MIP trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2017. For the six months ended June 30, 2016, the amount waived was $126,918.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions

The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2016, the purchase and sale transactions which resulted in net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were follows:

Purchases	Sales	Net Realized Loss
$92,913,906	$14,620,806	$(11,198,690)

7. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments, excluding short-term securities, were $1,035,462,652 and $154,603,122, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

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Notes to Financial Statements (concluded)	S&P 500 Index Master Portfolio

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,210,999,476

Gross unrealized appreciation	$3,235,374,036
Gross unrealized depreciation	(179,647,288)

Net unrealized appreciation	$3,055,726,748

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2016, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

36	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. BlackRock S&P 500 Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	37

Disclosure of Investment Advisory Agreement (continued)

better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge1, as well as the performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2017. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

38	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (continued)

and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category and the performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for four of the five periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual advisory rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	39

Disclosure of Investment Advisory Agreement (concluded)

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the Master Portfolio or the Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board noted that BlackRock proposed, and the Board agreed to, a contractual reduction of the Master Portfolio’s advisory fee. This advisory fee reduction was implemented on April 30, 2015. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

40	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust/MIP.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	41

Additional Information

Proxy Results

BlackRock Funds III

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of the Trust.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	61,938,311,360	43,835,788
Susan J. Carter	61,780,259,925	201,887,223
Collette Chilton	61,948,124,716	34,022,432
Neil A. Cotty	61,775,834,676	206,312,472
Matina S. Horner	61,940,727,663	41,419,485
Rodney D. Johnson	61,941,649,924	40,497,224
Cynthia A. Montgomery	61,943,332,673	38,814,475
Joseph P. Platt	61,944,232,208	37,914,940
Robert C. Robb, Jr.	61,944,234,953	37,912,195
Mark Stalnecker	61,943,725,951	38,421,197
Kenneth L. Urish	61,944,152,210	37,994,938
Claire A. Walton	61,784,560,644	197,586,504
Frederick W. Winter	61,939,767,717	42,379,431
Barbara G. Novick	61,947,782,498	34,364,650
John M. Perlowski	61,944,381,941	37,765,207

*	Denotes Trust-wide proposal and voting results.

Master Investment Portfolio

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of MIP.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	93,744,625,170	102,294,210
Susan J. Carter	93,564,604,497	282,314,883
Collette Chilton	93,778,667,881	68,251,499
Neil A. Cotty	93,524,182,594	322,736,786
Matina S. Horner	93,744,748,738	102,170,642
Rodney D. Johnson	93,743,366,844	103,552,536
Cynthia A. Montgomery	93,738,956,489	107,962,891
Joseph P. Platt	93,750,384,350	96,535,030
Robert C. Robb, Jr.	93,749,078,613	97,840,767
Mark Stalnecker	93,668,711,867	178,207,513
Kenneth L. Urish	93,694,700,012	152,219,368
Claire A. Walton	93,569,519,963	277,399,417
Frederick W. Winter	93,699,601,190	147,318,190
Barbara G. Novick	93,778,480,450	68,438,930
John M. Perlowski	93,744,975,345	101,944,035

*	Denotes Trust-wide proposal and voting results.

42	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

Additional Information (continued)

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016	43

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

44	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SPSF-6/16-SAR

JUNE 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Total International ex U.S. Index Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape long term drove investors to high quality assets, pushing already-low global yields to even lower levels.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.84%	3.99%
U.S. small cap equities (Russell 2000® Index)	2.22	(6.73)
International equities (MSCI Europe, Australasia, Far East Index)	(4.42)	(10.16)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.05)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.15	0.19
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	7.95	9.49
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	5.31	6.00
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.35	7.80
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.06	1.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2016

Investment Objective

BlackRock Total International ex U.S. Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI All Country World ex USA Index (the “MSCI ACWI ex USA Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2016, the Fund’s Institutional Shares returned (0.06)%, Investor A Shares returned (0.18)% and Class K Shares returned (0.04)%. The benchmark MSCI ACWI ex USA Index returned (1.02)% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•

The year had its worst monthly start since 2008 as the markets struggled with weakness in China and plunging oil prices. Performance declined early in January as concerns about the slowing global economy rattled developed markets globally. Markets partially recovered at the end of January when central banks around the world stepped in to provide monetary stimulus, including the Bank of Japan, which unexpectedly adopted a negative interest rate policy. The downtrend resumed in February on disappointing global macro data that perpetuated fears of a global growth slowdown. Markets abruptly reversed the trend and recovered in March when the People’s Bank of China cut reserve requirement ratios and the European Central Bank announced more monetary stimulus than anticipated. On top of looser policies around the globe, in the United States, the Fed lowered the expected number of rate increases for 2016. Oil price stability toward the end of the quarter helped decrease global volatility and fuel the recovery as well.

•	Performance of equity indexes was mixed in the second quarter amid recovering oil prices, uncertainty about a potential Fed rate hike and the U.K.’s referendum on European Union (“EU”) membership.

•

Global equity markets outperformed slightly in April as oil prices recovered and comments from Fed officials were broadly dovish. In May, developed markets benefited from signs of a strengthening U.S. economy and a continued rebound in oil prices. The most notable event of the second quarter, however, occurred in late June when investors were shocked by the U.K. decision to leave the EU. The vote results sparked a sharp two-day selloff, after which developed markets rallied into the end of the month and recovered much of the losses.

•

In this first half of 2016, the strong U.S. dollar ultimately weakened against most major currencies, with the British pound being a notable exception. For the six months ended June 30, 2016, the U.S. dollar declined 14.7% versus the Japanese yen, 6.5% versus the Canadian dollar, 2.7% versus the Swiss franc, 2.3% versus the Australian dollar and 2.2% versus the euro, but was up 10.3% versus the British pound. Overall, the currency performance hurt U.S. investors in European equities, but helped investors in Asia-Pacific equities. The MSCI Europe Index was down 3.8% in local currency, but down 5.1% in U.S. dollar terms. Meanwhile, the MSCI Pacific Index was down 13.2% in local terms but down only 2.9% in U.S. dollar terms. Similarly, the MSCI EAFE Index was down 7.2% in local currency terms, but down only 4.4% in U.S. dollar terms.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI ACWI ex USA Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

•

As part of its investment strategy, the Master Portfolio utilized derivatives in the form of futures contracts and foreign currency transactions. The Master Portfolio invests in derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Master Portfolio may seek to enhance returns using derivatives. During the period, the Master Portfolio’s use of futures contracts and foreign currency transactions contributed positively to Fund performance.

Describe portfolio positioning at period end.

•	The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expense, including administration fees, if any.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in equity securities in the MSCI ACWI ex USA Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex USA Index.

[3]	The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

[4]	Commencement of operations.

Performance Summary for the Period Ended June 30, 2016

	6-Month Total Returns	Average Annual Total Returns[5]
		1 Year	5 Years	Since Inception[6]
Institutional	(0.06)%	(9.86)%	(0.50)%	(0.50)%
Investor A	(0.18)	(10.15)	(0.77)	(0.77)
Class K	(0.04)	(9.90)	(0.04)	(0.04)
MSCI ACWI ex USA Index	(1.02)	(10.24)	0.10	0.10

[5]	See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on June 30, 2011.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[6]	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$999.40	$0.85	$1,000.00	$1,024.02	$0.86	0.17%
Investor A	$1,000.00	$998.20	$2.04	$1,000.00	$1,022.82	$2.06	0.41%
Class K	$1,000.00	$999.60	$0.60	$1,000.00	$1,024.27	$0.60	0.12%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[7]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	5

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration and service fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2016 and held through June 30, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Statement of Assets and Liabilities	BlackRock Total International ex U.S. Index Fund

June 30, 2016 (Unaudited)

Assets
Investments at value — Master Portfolio (cost — $274,096,575)	$270,066,143
Receivables:
Capital shares sold	2,147,805
From the Administrator	8,986
Prepaid expenses	35,767

Total assets	272,258,701

Liabilities
Payables:
Contributions to the Master Portfolio	1,787,033
Income dividends	1,519,431
Capital shares redeemed	360,772
Capital gain distributions	184,432
Professional fees	54,849
Service fees	29,746
Officer’s fees	49
Other accrued expenses	11,993

Total liabilities	3,948,305

Net Assets	$268,310,396

Net Assets Consist of
Paid-in capital	$278,442,535
Distributions in excess of net investment income	(169,761)
Accumulated net realized loss	(5,931,946)
Net unrealized appreciation (depreciation)	(4,030,432)

Net Assets	$268,310,396

Net Asset Value
Institutional — Based on net assets of $42,084,108 and 5,604,779 shares outstanding, unlimited shares authorized, no par value	$7.51

Investor A — Based on net assets of $145,407,680 and 19,415,957 shares outstanding, unlimited shares authorized, no par value	$7.49

Class K — Based on net assets of $80,818,608 and 10,473,210 shares outstanding, unlimited shares authorized, no par value	$7.72

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	7

Statement of Operations	BlackRock Total International ex U.S. Index Fund

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$4,891,566
Securities lending — affiliated — net	60,416
Dividends — affiliated	2,627
Foreign taxes withheld	(672,382)
Expenses	(84,473)
Fees waived	1,146

Total income	4,198,900

Fund Expenses
Administration	10,516
Service — class specific	176,083
Transfer agent — class specific	45,176
Professional	30,577
Registration	25,804
Printing	9,808
Officer	13
Recoupment of past fees waived and/or reimbursed — class specific	2,757
Miscellaneous	4,512

Total expenses	305,246
Less:
Administration fees waived	(10,516)
Transfer agent fees waiver and/or reimbursed — class specific	(10,398)
Fees reimbursed by the Administrator	(29,991)

Total expenses after fees waived and/or reimbursed	254,341

Net investment income	3,944,559

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized loss from investments, futures contracts and foreign currency transactions	(2,597,940)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(1,274,099)

Net realized and unrealized loss	(3,872,039)

Net Increase in Net Assets Resulting from Operations	$72,520

See Notes to Financial Statements.

8	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Statements of Changes in Net Assets	BlackRock Total International ex U.S. Index Fund

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:

Operations
Net investment income	$3,944,559	$1,505,163
Net realized gain (loss)	(2,597,940)	1,963,965
Net change in unrealized appreciation (depreciation)	(1,274,099)	(6,722,869)

Net increase (decrease) in net assets resulting from operations	72,520	(3,253,741)

Distributions to Shareholders[1]
From net investment income:
Institutional	(701,111)	(571,448)
Investor A	(2,255,885)	(900,995)
Class K	(952,036)	(149,505)
From net realized gain:
Institutional	(50,090)	(493,712)
Investor A	(173,135)	(1,217,105)
Class K	(93,519)	(107,430)

Decrease in net assets resulting from distributions to shareholders	(4,225,776)	(3,440,195)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	80,273,093	174,864,697

Net Assets
Total increase in net assets	76,119,837	168,170,761
Beginning of period	192,190,559	24,019,798

End of period	$268,310,396	$192,190,559

Distributions in excess of net investment income, end of period	$(169,761)	$(205,288)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	9

Financial Highlights	BlackRock Total International ex U.S. Index Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period from June 30, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$7.65		$8.43	$10.06	$9.06	$8.13	$10.00

Net investment income[2]	0.14		0.21	0.30	0.22	0.17	0.08
Net realized and unrealized gain (loss)	(0.14)		(0.69)	(0.75)	1.02	1.16	(1.89)

Net increase (decrease) from investment operations	0.00		(0.48)	(0.45)	1.24	1.33	(1.81)

Distributions:[3]
From net investment income	(0.13)		(0.17)	(0.29)	(0.24)	(0.40)	(0.04)
From net realized gain	(0.01)		(0.13)	(0.89)	—	—	—
From return of capital	—		—	—	—	(0.00)[4]	(0.02)

Total distributions	(0.14)		(0.30)	(1.18)	(0.24)	(0.40)	(0.06)

Net asset value, end of period	$7.51		$7.65	$8.43	$10.06	$9.06	$8.13

Total Return[5]
Based on net asset value	(0.06)%	[6]	(5.89)%	(4.78)%	13.94%	16.61%	(18.05)% [6]

Ratios to Average Net Assets[7]
Total expenses[8]	0.21%	[9]	0.45%	0.83% [10]	1.25%	0.75%	2.04% [9,11]

Total expenses after fees waived and/or reimbursed[8]	0.17%	[9]	0.17%	0.21% [10]	0.35%	0.34%	0.37% [9]

Net investment income[8]	3.79%	[9]	2.49%	3.00% [10]	2.35%	1.95%	1.78% [9]

Supplemental Data
Net assets, end of period (000)	$42,084		$40,716	$17,380	$15,013	$9,602	$46

Portfolio turnover rate of the Master Portfolio	4%		6%	49%	36%	42%	4%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period from June 30, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Allocated fees waived	0.00%	0.00%	0.03%	0.01%	0.08%	1.14%

[9]	Annualized.

[10]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 2.08%.

See Notes to Financial Statements.

10	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Financial Highlights (continued)	BlackRock Total International ex U.S. Index Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period from June 30, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$7.63	$8.41	$10.06	$9.06	$8.13	$10.00

Net investment income[2]	0.13	0.13	0.22	0.21	0.19	0.08
Net realized and unrealized gain (loss)	(0.14)	(0.62)	(0.71)	1.00	1.12	(1.89)

Net increase (decrease) from investment operations	(0.01)	(0.49)	(0.49)	1.21	1.31	(1.81)

Distributions:[3]
From net investment income	(0.12)	(0.16)	(0.27)	(0.21)	(0.38)	(0.04)
From net realized gain	(0.01)	(0.13)	(0.89)	—	—	—
From return of capital	—	—	—	—	(0.00)[4]	(0.02)

Total distributions	(0.13)	(0.29)	(1.16)	(0.21)	(0.38)	(0.06)

Net asset value, end of period	$7.49	$7.63	$8.41	$10.06	$9.06	$8.13

Total Return[5]
Based on net asset value	(0.18)% [6]	(6.05)%	(5.19)%	13.63%	16.31%	(18.11)% [6]

Ratios to Average Net Assets[7]
Total expenses[8]	0.46% [9]	0.43%	1.30% [10]	1.91%	1.88%	2.30% [9,11]

Total expenses after fees waived and/or reimbursed[8]	0.41% [9]	0.38%	0.46% [10]	0.64%	0.63%	0.62% [9]

Net investment income[8]	3.55% [9]	1.63%	2.28% [10]	2.21%	2.18%	1.74% [9]

Supplemental Data
Net assets, end of period (000)	$145,408	$144,177	$372	$65	$39	$20

Portfolio turnover rate of the Master Portfolio	4%	6%	49%	36%	42%	4%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period from June 30, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Allocated fees waived	0.00%	0.00%	0.03%	0.01%	0.16%	1.14%

[9]	Annualized.

[10]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 2.36%.

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	11

Financial Highlights (concluded)	BlackRock Total International ex U.S. Index Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period from June 30, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$7.86		$8.65	$10.30	$9.27	$8.13	$10.00

Net investment income[2]	0.17		0.23	0.19	0.23	0.28	0.09
Net realized and unrealized gain (loss)	(0.17)		(0.71)	(0.65)	1.04	1.27	(1.90)

Net increase (decrease) from investment operations	0.00		(0.48)	(0.46)	1.27	1.55	(1.81)

Distributions:[3]
From net investment income	(0.13)		(0.18)	(0.30)	(0.24)	(0.41)	(0.04)
From net realized gain	(0.01)		(0.13)	(0.89)	—	—	—
From return of capital	—		—	—	—	(0.00)[4]	(0.02)

Total distributions	(0.14)		(0.31)	(1.19)	(0.24)	(0.41)	(0.06)

Net asset value, end of period	$7.72		$7.86	$8.65	$10.30	$9.27	$8.13

Total Return[5]
Based on net asset value	(0.04)%	[6]	(5.83)%	(4.84)%	13.96%	19.25%	(18.04)% [6]

Ratios to Average Net Assets[7]
Total expenses[8]	0.16%	[9]	0.46%	0.81% [10]	1.36%	1.80%	1.73% [9,11]

Total expenses after fees waived and/or reimbursed[8]	0.12%	[9]	0.13%	0.15% [10]	0.34%	0.33%	0.32% [9]

Net investment income[8]	4.64%	[9]	2.71%	2.02% [10]	2.40%	3.31%	2.03% [9]

Supplemental Data
Net assets, end of period (000)	$80,819		$7,297	$6,267	$80	$50	$16,224

Portfolio turnover rate of the Master Portfolio	4%		6%	49%	36%	42%	4%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period from June 30, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Allocated fees waived	0.00%	0.00%	0.03%	0.01%	0.29%	1.14%

[9]	Annualized.

[10]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.79%.

See Notes to Financial Statements.

12	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (Unaudited)	BlackRock Total International ex U.S. Index Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock Total International ex U.S. Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified. The Fund seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2016, the percentage of the Master Portfolio owned by the Fund was 32.3%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A Shares bear certain expenses related to shareholder servicing of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Fund and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by BFA, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	13

Notes to Financial Statements (continued)	BlackRock Total International ex U.S. Index Fund

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to fair value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration

The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays BAL a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2016, the amount waived and/or reimbursed was $40,507.

Service and Distribution Fees

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A shareholders.

For the six months ended June 30, 2016, the class specific service and/or distribution fees borne directly by Investor A Shares was $176,083.

Transfer Agent

BAL maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions transactions based upon instructions from shareholders. For the six months ended June 30, 2016, the Fund reimbursed BAL the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$96	$471	$7	$574

For the six months ended June 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Class K	Total
$7,586	$37,358	$232	$45,176

Expense Limitations, Waivers, Reimbursements and Recoupments

BFA, the investment adviser for the Master Portfolio, and BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is as follows:

	Institutional	Investor A	Class K
Rate	0.17%	0.42%	0.12%

14	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (continued)	BlackRock Total International ex U.S. Index Fund

BFA and BAL have agreed not to reduce or discontinue this contractual expense limitation prior to May 1, 2017, unless approved by the Board, including a majority of the Independent Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a majority of the outstanding voting securities of the Fund. These amounts are shown as administration fees waived and fees reimbursed by the Administrator in the Statement of Operations.

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from BFA or BAL, are less than the expense cap for that share class, BFA or BAL is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.

•	BFA or BAL or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which BFA or BAL, as applicable, becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse BFA or BAL shall be calculated by reference to the expense cap for that share class in effect at the time BFA or BAL became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the six months ended June 30, 2016, BAL recouped the following class specific waivers and/or reimbursements previously recorded by the Fund:

Institutional	Investor A	Total
$2,291	$466	$2,757

On June 30, 2016, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2016	2017	2018
Fund level	$102,174	$115,753	$40,507
Institutional	$2,297	$10	—
Investor A	—	$465	$10,166
Class K	$18	—	$232

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	15

Notes to Financial Statements (concluded)	BlackRock Total International ex U.S. Index Fund

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,133,812	$8,342,035	3,607,468	$29,199,121
Shares issued in reinvestment of distributions	98,264	740,642	124,878	1,009,206
Shares redeemed	(948,527)	(7,029,973)	(474,006)	(3,845,526)

Net increase	283,549	$2,052,704	3,258,340	$26,362,801

Investor A
Shares sold	1,351,350	$9,954,503	19,293,545	$150,340,411
Shares issued in reinvestment of distributions	323,118	2,429,020	275,490	2,118,100
Shares redeemed	(1,148,454)	(8,518,652)	(723,364)	(5,709,494)

Net increase	526,014	$3,864,871	18,845,671	$146,749,017

Class K
Shares sold	9,643,697	$75,085,846	485,159	$4,219,483
Shares issued in reinvestment of distributions	135,266	1,045,555	30,429	256,936
Shares redeemed	(233,796)	(1,775,883)	(312,244)	(2,723,540)

Net increase	9,545,167	$74,355,518	203,344	$1,752,879

Total Net Increase	10,354,730	$80,273,093	22,307,355	$174,864,697

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Master Portfolio Information	Total International ex U.S. Index Master Portfolio

As of June 30, 2016

Ten Largest Holdings	Percent of Net Assets

Nestlé SA, Registered Shares	1%
Novartis AG, Registered Shares	1
Roche Holding AG	1
Tencent Holdings Ltd.	1
Toyota Motor Corp.	1
Samsung Electronics Co. Ltd.	1
Taiwan Semiconductor Manufacturing Co. Ltd.	1
Royal Dutch Shell PLC, Class A	1
HSBC Holdings PLC	1
British American Tobacco PLC	1

Geographic Allocation	Percent of Net Assets

Japan	16%
United Kingdom	11
United States	8
Canada	7
Switzerland	7
France	7
Germany	6
Australia	5
China	5
Netherlands	3
Hong Kong	3
South Korea	3
Taiwan	3
Spain	2
Sweden	2
India	2
Brazil	2
South Africa	2
Other[1]	11
Liabilities in Excess of Other Assets	(5)

[1]

Other includes a 1% or less holding in each of the following countries: Austria, Belgium, Chile, Columbia, Czech Republic, Denmark, Finland, Greece, Hungary, Indonesia, Ireland, Israel, Italy, Luxembourg, Malaysia, Malta, Mexico, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, Romania, Russia, Singapore, Thailand, Turkey and United Arab Emirates.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	17

Schedule of Investments June 30, 2016 (Unaudited)	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.0%
AGL Energy Ltd.	33,932	$492,798
Alumina Ltd. (a)	80,719	79,344
Amcor Ltd.	61,970	696,765
AMP Ltd.	140,036	545,749
APA Group (b)	66,494	462,490
Aristocrat Leisure Ltd.	27,113	282,058
Asciano Ltd.	32,335	214,536
ASX Ltd.	9,130	314,351
Aurizon Holdings Ltd.	104,377	378,710
AusNet Services	34,747	42,795
Australia & New Zealand Banking Group Ltd. (a)	139,444	2,540,677
Bank of Queensland Ltd.	19,847	158,344
Bendigo & Adelaide Bank Ltd. (a)	16,747	121,256
BHP Billiton Ltd.	148,256	2,066,129
Boral Ltd.	39,580	185,821
Brambles Ltd.	85,150	794,993
Caltex Australia Ltd.	14,445	348,268
CIMIC Group Ltd.	10,867	293,383
Coca-Cola Amatil Ltd.	16,044	99,040
Cochlear Ltd.	3,188	290,871
Commonwealth Bank of Australia	81,331	4,565,123
Computershare Ltd. (a)	18,081	125,028
Crown Resorts Ltd.	12,817	121,909
CSL Ltd.	24,426	2,059,907
Dexus Property Group	50,587	343,266
Flight Centre Travel Group Ltd. (a)	1,384	32,926
Fortescue Metals Group Ltd. (a)	63,976	171,203
Goodman Group	90,279	484,212
GPT Group	85,677	348,418
Harvey Norman Holdings Ltd. (a)	13,921	48,439
Healthscope Ltd.	82,216	176,923
Incitec Pivot Ltd.	96,223	216,147
Insurance Australia Group Ltd. (a)	120,818	497,682
Lend Lease Group (b)	31,290	297,229
Macquarie Group Ltd.	15,644	814,340
Medibank Pvt Ltd.	149,927	332,472
Mirvac Group	96,945	147,438
National Australia Bank Ltd.	125,239	2,404,515
Newcrest Mining Ltd. (c)	43,527	754,403
Oil Search Ltd.	68,503	345,910
Orica Ltd. (a)	17,936	166,850
Origin Energy Ltd.	77,987	340,735
Platinum Asset Management Ltd.	9,023	39,188
Qantas Airways Ltd. (c)	21,423	45,381
QBE Insurance Group Ltd.	69,084	545,736
Ramsay Health Care Ltd. (a)	7,590	410,205
REA Group Ltd.	6,650	298,437
Rio Tinto Ltd.	22,393	774,586
Santos Ltd. (a)	81,201	287,434
Scentre Group	288,676	1,069,243
Seek Ltd.	11,674	134,013
Sonic Healthcare Ltd. (a)	20,252	328,429

Common Stocks	Shares	Value
Australia (continued)
South32 Ltd. (c)	304,116	$356,663
Stockland	120,177	426,087
Suncorp Group Ltd.	64,177	588,498
Sydney Airport (b)	56,475	294,892
Tabcorp Holdings Ltd.	54,398	187,389
Tatts Group Ltd.	59,669	171,711
Telstra Corp. Ltd.	194,368	812,406
TPG Telecom Ltd. (a)	14,159	126,962
Transurban Group (b)	107,552	968,696
Treasury Wine Estates Ltd.	48,858	339,508
Vicinity Centres	174,986	436,564
Wesfarmers Ltd.	53,148	1,602,777
Westfield Corp.	107,826	866,131
Westpac Banking Corp.	158,901	3,523,716
Woodside Petroleum Ltd.	37,491	760,214
Woolworths Ltd. (a)	58,393	918,437

		41,516,756
Austria — 0.1%
Andritz AG	5,013	237,702
Erste Group Bank AG (c)	15,117	344,183
OMV AG	7,068	198,686
Raiffeisen Bank International AG (a)(c)	4,478	56,568
Voestalpine AG	4,890	164,574

		1,001,713
Belgium — 1.1%
Ageas	9,520	330,908
Anheuser-Busch InBev SA (a)	38,567	5,099,958
Colruyt SA	3,569	197,501
Delhaize Group	5,181	547,291
Groupe Bruxelles Lambert SA	4,110	337,043
KBC Groep NV (c)	12,394	609,548
Proximus	7,467	237,290
Solvay SA	4,091	382,131
Telenet Group Holding NV (c)	1,997	91,316
UCB SA (a)	6,867	515,625
Umicore SA	7,878	406,932

		8,755,543
Brazil — 1.6%
AMBEV SA	229,963	1,363,757
Banco Bradesco SA — ADR	38,715	325,528
Banco Bradesco SA, Preference Shares	137,486	1,077,701
Banco do Brasil SA	36,400	194,674
Banco Santander Brasil SA	12,700	71,876
BB Seguridade Participacoes SA	38,243	334,655
BM&FBovespa SA	105,100	588,924
BR Malls Participacoes SA	17,810	71,244
Braskem SA, Preference A Shares	11,000	65,199
BRF SA	35,100	493,124
CCR SA	32,500	169,972

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See Notes to Financial Statements.

18	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Brazil (continued)
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares (c)	1,600	$8,771
CETIP SA — Mercados Organizado	9,411	128,291
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	5,400	78,521
Cia Energetica de Minas Gerais, Preference Shares	24,313	55,100
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	4,000	14,818
Cia Paranaense de Energia, Preference ‘B’ Shares	11,500	104,607
Cielo SA	57,998	611,342
Companhia de Saneamento Basico do Estado de Sao Paulo	7,000	63,369
Companhia Siderurgica Nacional SA (c)	48,700	118,555
Cosan SA Industria e Comercio	1,800	18,665
CPFL Energia SA	3,808	24,409
Duratex SA	5,621	14,874
EDP — Energias do Brasil SA	900	3,816
Embraer SA	37,700	205,382
Equatorial Energia SA	13,600	205,971
Fibria Celulose SA	10,300	69,034
Gerdau SA, Preference Shares	30,600	56,107
Hypermarcas SA	19,300	140,230
Itau Unibanco Holding SA, Preference Shares	150,436	1,418,987
Itausa — Investimentos Itau SA, Preference Shares	249,383	589,240
JBS SA	31,400	97,749
Klabin SA, Preference Shares	22,200	106,567
Kroton Educacional SA	59,168	250,501
Localiza Rent a Car SA	2,940	31,576
Lojas Americanas SA	7,200	25,440
Lojas Americanas SA, Preference Shares	14,784	74,005
Lojas Renner SA	59,435	438,320
M Dias Branco SA	1,500	49,451
Multiplan Empreendimentos Imobiliarios SA	4,600	86,292
Natura Cosmeticos SA	8,200	65,094
Odontoprev SA	600	2,486
Petroleo Brasileiro SA (c)	164,300	588,704
Petroleo Brasileiro SA, Preference Shares (c)	177,022	519,113
Porto Seguro SA	4,400	36,640
Qualicorp SA	8,500	49,244
Raia Drogasil SA	9,300	182,798
Sul America SA	8,738	42,543
Suzano Papel e Celulose SA, Preference ‘A’ Shares	13,600	47,968
Telefonica Brasil SA, Preference Shares	16,200	221,897
Tim Participacoes SA	41,040	87,387
Totvs SA	3,300	31,374
Tractebel Energia SA	4,600	54,860
Transmissora Alianca de Energia Eletrica SA	3,300	19,724
Ultrapar Participacoes SA	18,600	411,744
Vale SA	65,800	333,271
Vale SA, Preference Shares	114,000	462,416
WEG SA	18,720	80,071

		13,083,978
Canada — 6.6%
Agnico Eagle Mines Ltd.	12,637	676,282
Agrium, Inc.	7,173	648,982
Alimentation Couche Tard, Inc., Class B	20,794	892,953
AltaGas Ltd. (a)	5,249	127,574
ARC Resources Ltd. (a)	13,939	238,547
Atco Ltd., Class I	2,968	104,114
Bank of Montreal	30,058	1,906,616
Bank of Nova Scotia (a)	57,323	2,809,024

Common Stocks	Shares	Value
Canada (continued)
Barrick Gold Corp.	55,355	$1,181,695
BCE, Inc.	7,340	347,357
BlackBerry Ltd. (c)	17,331	116,305
Bombardier, Inc., Class B (c)	55,865	83,887
Brookfield Asset Management, Inc., Class A	44,288	1,465,126
CAE, Inc.	5,726	69,184
Cameco Corp.	17,020	186,937
Canadian Imperial Bank of Commerce (a)	18,546	1,393,014
Canadian National Railway Co.	37,972	2,242,257
Canadian Natural Resources Ltd.	53,452	1,649,132
Canadian Pacific Railway Ltd.	7,192	925,922
Canadian Tire Corp. Ltd., Class A	4,121	448,958
Canadian Utilities Ltd., Class A	9,258	268,220
CCL Industries, Inc., Class B	1,374	239,119
Cenovus Energy, Inc.	39,944	552,498
CGI Group, Inc., Class A (c)	12,922	552,007
CI Financial Corp.	11,539	240,703
Constellation Software, Inc.	1,101	426,109
Crescent Point Energy Corp.	30,179	476,763
Dollarama, Inc.	6,920	483,133
Eldorado Gold Corp.	17,582	79,068
Element Financial Corp. (a)	19,100	202,539
Empire Co. Ltd., Class A	12,024	178,785
Enbridge, Inc.	42,824	1,814,124
Encana Corp.	30,957	240,813
Fairfax Financial Holdings Ltd.	1,258	677,545
Finning International, Inc.	7,357	119,812
First Capital Realty, Inc.	2,654	45,522
First Quantum Minerals Ltd. (a)	28,339	198,951
Fortis, Inc. (a)	15,891	537,142
Franco-Nevada Corp.	9,282	705,804
George Weston Ltd.	3,435	297,277
Gildan Activewear, Inc.	13,076	382,984
Goldcorp, Inc.	40,940	783,341
Great-West Lifeco, Inc.	12,487	329,391
H&R Real Estate Investment Trust	2,945	51,312
Husky Energy, Inc.	15,100	184,316
Hydro One Ltd. (d)	13,003	261,278
IGM Financial, Inc. (a)	4,062	110,577
Imperial Oil Ltd.	16,836	532,726
Industrial Alliance Insurance & Financial Services, Inc.	3,523	110,739
Intact Financial Corp.	5,846	417,607
Inter Pipeline Ltd. (a)	18,400	390,232
Jean Coutu Group PJC, Inc., Class A	3,208	49,661
Keyera Corp.	8,330	254,810
Kinross Gold Corp. (c)	50,110	245,905
Loblaw Cos. Ltd.	10,899	583,018
Magna International, Inc.	21,261	746,303
Manulife Financial Corp.	100,351	1,372,501
Methanex Corp.	4,533	131,890
Metro, Inc.	13,402	466,910
National Bank of Canada	16,555	566,249
Onex Corp.	5,499	336,252
Open Text Corp.	5,660	334,663
Pembina Pipeline Corp.	18,933	575,339
Peyto Exploration & Development Corp.	6,142	164,871
Potash Corp. of Saskatchewan, Inc.	43,849	712,744
Power Corp. of Canada	21,464	456,875
Power Financial Corp. (a)	12,359	283,637
PrairieSky Royalty Ltd. (a)	6,087	115,526

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	19

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Canada (continued)
Restaurant Brands International, Inc.	11,133	$463,433
RioCan Real Estate Investment Trust	3,112	70,649
Rogers Communications, Inc., Class B	18,164	735,305
Royal Bank of Canada	74,944	4,428,364
Saputo, Inc.	10,940	324,910
Shaw Communications, Inc., Class B	19,068	366,025
Silver Wheaton Corp.	17,253	406,102
SNC-Lavalin Group, Inc.	9,239	388,024
Sun Life Financial, Inc.	30,632	1,006,248
Suncor Energy, Inc.	77,710	2,155,754
Teck Resources Ltd., Class B (a)	19,684	259,162
TELUS Corp.	8,212	264,421
Thomson Reuters Corp.	15,724	636,165
Toronto-Dominion Bank	87,138	3,741,953
Tourmaline Oil Corp. (c)	10,430	274,565
TransCanada Corp. (a)	34,852	1,577,033
Turquoise Hill Resources Ltd. (c)	39,981	135,235
Valeant Pharmaceuticals International, Inc. (c)	16,850	339,752
Veresen, Inc.	9,589	81,272
Vermilion Energy, Inc.	6,754	215,070
West Fraser Timber Co. Ltd.	2,687	78,554
Yamana Gold, Inc.	84,936	441,789

		55,191,242
Chile — 0.3%
AES Gener SA	90,837	44,428
Aguas Andinas SA, Class A	76,400	43,824
Banco de Chile	1,385,221	148,448
Banco de Credito e Inversiones	735	31,760
Banco Santander Chile SA	2,103,327	101,436
Cencosud SA	46,368	132,321
Colbun SA	466,420	113,040
Companhia Cervecerias Unidas SA	4,404	51,522
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	32,835
Empresa Nacional de Electricidad SA	204,788	189,267
Empresa Nacional de Telecomunicaciones SA	2,032	18,409
Empresas CMPC SA	36,023	74,961
Empresas COPEC SA	24,294	213,695
Endesa SA	204,788	94,322
Enersis Chile SA	1,181,655	138,487
Enersis SA	1,181,655	202,365
Itau CorpBanca	2,375,874	20,166
Latam Airlines Group SA (c)	19,853	131,399
SACI Falabella	35,710	272,359
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	1,850	45,767

		2,100,811
China — 4.7%
AAC Technologies Holdings, Inc.	39,500	337,691
Agricultural Bank of China Ltd., Class H	1,110,000	407,841
Air China Ltd., Class H	62,000	42,624
Alibaba Group Holding Ltd. — SP ADR (c)	50,292	3,999,723
Aluminum Corp. of China Ltd., Class H (a)(c)	64,000	20,276
Anhui Conch Cement Co. Ltd., Class H	79,500	192,487
ANTA Sports Products Ltd.	81,000	163,226
AviChina Industry & Technology Co. Ltd., Class H	116,000	81,045
Baidu, Inc. — ADR (c)	12,937	2,136,546
Bank of China Ltd., Class H	3,731,000	1,499,518
Bank of Communications Co. Ltd., Class H	470,700	299,418
Beijing Capital International Airport Co. Ltd., Class H	100,000	108,911

Common Stocks	Shares	Value
China (continued)
Byd Co. Ltd., Class H (a)(c)	26,500	$160,015
CGN Power Co. Ltd. (d)	546,000	152,602
China Cinda Asset Management Co. Ltd.	681,000	230,923
China CITIC Bank Corp. Ltd., Class H	448,000	274,036
China Coal Energy Co. Ltd., Class H (c)	107,000	56,062
China Communications Construction Co. Ltd., Class H	239,000	259,097
China Communications Services Corp. Ltd., Class H	44,000	23,061
China Conch Venture Holdings Ltd.	92,500	183,940
China Construction Bank Corp., Class H	3,987,000	2,657,886
China COSCO Holdings Co. Ltd., Class H (a)(c)	78,000	27,691
China Everbright Bank Co. Ltd., Class H (a)	58,000	26,644
China Galaxy Securities Co. Ltd., Class H	132,500	119,576
China Huishan Dairy Holdings Co. Ltd. (a)	338,000	137,996
China Life Insurance Co. Ltd., Class H	346,000	746,018
China Longyuan Power Group Corp., Class H	125,000	104,350
China Medical System Holdings Ltd.	109,000	167,056
China Mengniu Dairy Co. Ltd.	170,000	297,400
China Merchants Bank Co. Ltd., Class H	209,078	471,705
China Minsheng Banking Corp. Ltd., Class H	306,400	297,649
China National Building Material Co. Ltd., Class H (a)	132,000	58,053
China Oilfield Services Ltd., Class H	64,000	49,724
China Pacific Insurance Group Co. Ltd., Class H	141,800	480,581
China Petroleum & Chemical Corp. Class H	1,278,400	923,796
China Railway Construction Corp. Ltd., Class H	72,000	90,705
China Railway Group Ltd., Class H	230,000	172,865
China Resources Gas Group Ltd.	48,000	145,975
China Shenhua Energy Co. Ltd., Class H	179,500	333,852
China Shipping Container Lines Co. Ltd., Class H (c)	122,000	25,472
China Southern Airlines Co. Ltd., Class H	48,000	27,156
China Telecom Corp. Ltd., Class H	754,000	339,086
China Unicom Hong Kong Ltd.	340,000	354,532
China Vanke Co. Ltd., Class H	48,500	95,778
Chongqing Changan Automobile Co. Ltd.	21,400	29,977
Chongqing Rural Commercial Bank, Co. Ltd., Class H	122,000	62,136
CITIC Securities Co. Ltd., Class H	90,500	200,810
CNOOC Ltd.	857,000	1,069,724
Country Garden Holdings Co. Ltd.	214,270	90,617
CSPC Pharmaceutical Group Ltd.	154,000	137,593
CSR Corp. Ltd., Class H	222,350	199,950
Ctrip.com International Ltd. — ADR (c)	16,126	664,391
Dalian Wanda Commercial Properties Co. Ltd., Class H (d)	24,800	153,486
Dongfeng Motor Group Co. Ltd., Class H	182,000	191,837
Evergrande Real Estate Group Ltd. (a)	286,000	176,437
Far East Horizon Ltd.	141,000	110,127
Fosun International Ltd.	81,500	105,987
GF Securities Co. Ltd., Class H	31,000	71,100
Great Wall Motor Co. Ltd., Class H	123,000	102,836
Guangzhou Automobile Group Co. Ltd., Class H	52,000	62,400
Guangzhou R&F Properties Co. Ltd., Class H (a)	13,200	16,734
Haitian International Holdings Ltd.	67,000	118,544
Haitong Securities Co. Ltd., Class H	163,200	278,073
Hengan International Group Co. Ltd.	39,000	326,653
Huadian Power International Corp. Ltd., Class H	68,000	32,592
Huaneng Power International, Inc., Class H	192,000	119,255
Huaneng Renewables Corp. Ltd., Class H	158,000	52,882
Huatai Securities Co. Ltd., Class H (d)	68,800	148,166

See Notes to Financial Statements.

20	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
China (continued)
Industrial & Commercial Bank of China Ltd., Class H	3,477,000	$1,939,013
JD.com, Inc. — ADR (c)	32,784	696,004
Jiangsu Expressway Co. Ltd., Class H	26,000	36,309
Jiangxi Copper Co. Ltd., Class H	36,000	40,401
Kingsoft Corp. Ltd. (a)	55,000	106,863
Lenovo Group Ltd.	446,000	271,094
Longfor Properties Co. Ltd.	51,500	67,192
Luye Pharma Group Ltd. (c)	189,500	116,682
NetEase, Inc. — ADR	3,772	728,826
New China Life Insurance Co. Ltd., Class H	29,100	104,195
New Oriental Education & Technology Group, Inc. — ADR	6,358	266,273
People’s Insurance Co. Group of China Ltd., Class H	272,000	104,715
PetroChina Co. Ltd., Class H	1,096,000	755,405
PICC Property & Casualty Co. Ltd., Class H	177,532	279,905
Ping An Insurance Group Co. of China Ltd., Class H	241,000	1,067,792
Qihoo 360 Technology Co. Ltd. — ADR (c)	6,494	474,387
Qinqin Foodstuffs Group Cayman Co. Ltd. (c)	7,800	11,059
Semiconductor Manufacturing International Corp. (c)	1,051,000	84,657
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	75,639
Shanghai Electric Group Co. Ltd., Class H (c)	104,000	44,002
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,000	17,156
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	19,100	42,352
Shenzhou International Group Holdings Ltd.	20,000	96,713
Shui On Land Ltd.	76,666	19,490
Sino-Ocean Land Holdings Ltd.	137,000	59,643
Sinopec Engineering Group Co. Ltd., Class H	13,500	12,250
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	56,594
Sinopharm Group Co. Ltd., Class H	47,200	226,734
Sinotrans Ltd., Class H	45,000	20,091
SOHO China Ltd.	195,000	94,144
Sunac China Holdings Ltd.	149,000	92,948
Tencent Holdings Ltd.	281,600	6,459,811
Tingyi Cayman Islands Holding Corp.	138,000	131,040
Tsingtao Brewery Co. Ltd., Class H	14,000	48,673
Vipshop Holdings Ltd. — ADR (c)	33,903	378,696
Want Want China Holdings Ltd.	339,000	239,985
Weichai Power Co. Ltd., Class H	24,400	25,123
Yanzhou Coal Mining Co. Ltd., Class H	36,000	23,455
Zhejiang Expressway Co. Ltd., Class H	54,000	51,086
Zhuzhou CRRC Times Electric Co. Ltd.	25,000	138,855
Zijin Mining Group Co. Ltd., Class H	218,000	73,228
ZTE Corp., Class H	14,400	18,316

		38,899,691
Colombia — 0.1%
Bancolombia SA	15,644	136,469
Cementos Argos SA	38,031	155,203
Corp. Financiera Colombiana SA	1,463	19,113
Ecopetrol SA (c)	184,080	87,916
Grupo Argos SA	6,618	41,917
Grupo Aval Acciones y Valores	125,734	50,795
Grupo de Inversiones Suramericana SA	6,592	86,438
Grupo de Inversiones Suramericana SA, Preference Shares	23,325	300,100

Common Stocks	Shares	Value
Colombia (continued)
Interconexion Electrica SA	6,953	$21,281

		899,232
Czech Republic — 0.0%
CEZ AS	9,764	166,574
Komercni Banka AS	2,790	104,609

		271,183
Denmark — 1.3%
A.P. Moeller — Maersk A/S, Class A	220	277,279
A.P. Moeller — Maersk A/S, Class B (a)	313	408,826
Carlsberg A/S, Class B	4,333	413,403
Chr Hansen Holding A/S	4,943	324,633
Coloplast A/S, Class B (a)	5,471	409,529
Danske Bank A/S	35,120	924,372
DSV A/S	8,213	345,341
Genmab A/S (c)	2,387	435,263
ISS A/S	8,788	330,519
Novo Nordisk A/S, Class B	88,761	4,780,036
Novozymes A/S, Class B	12,683	609,049
Pandora A/S	5,500	749,096
TDC A/S	36,256	177,672
Tryg A/S (a)	5,025	89,970
Vestas Wind Systems A/S	11,244	764,248
William Demant Holding A/S (c)	8,025	156,213

		11,195,449
Finland — 0.7%
Elisa OYJ	8,970	344,656
Fortum OYJ	21,469	344,930
Kone OYJ, Class B	16,423	757,927
Metso OYJ (a)	9,428	221,651
Neste Oil OYJ	5,327	191,020
Nokia OYJ	270,810	1,542,382
Nokian Renkaat OYJ	4,713	168,923
Orion OYJ, Class B	4,256	165,259
Sampo OYJ, Class A	25,381	1,037,989
Stora Enso OYJ, Class R	22,850	183,762
UPM-Kymmene OYJ	27,594	506,923
Wartsila OYJ	6,761	275,857

		5,741,279
France — 6.5%
Accor SA	10,752	411,975
Aeroports de Paris	1,132	124,034
Air Liquide SA	16,009	1,667,843
Airbus Group SE	28,300	1,622,154
Alstom SA (c)	10,571	244,069
ArcelorMittal (c)	86,041	392,278
Arkema SA	3,739	285,856
AtoS SE	4,829	398,146
AXA SA	91,463	1,808,462
BNP Paribas SA	50,974	2,235,491
Bollore SA	36,855	124,073
Bouygues SA	11,139	319,113
Bureau Veritas SA	11,737	246,419
Cap Gemini SA	7,654	660,484
Carrefour SA	24,570	604,315
Casino Guichard-Perrachon SA	2,964	164,527
Christian Dior SA	2,982	477,692
Cie Generale des Etablissements Michelin	9,265	873,139
CNP Assurances	7,565	111,612

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	21

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
France (continued)
Compagnie de Saint-Gobain	23,437	$888,393
Credit Agricole SA	52,014	437,278
Danone SA	27,974	1,957,694
Dassault Systemes SA	6,665	502,514
Edenred	13,608	278,639
Eiffage SA	2,780	197,630
Electricite de France SA	14,412	174,748
Engie SA	69,686	1,118,924
Essilor International SA	10,093	1,326,513
Eurazeo	1,782	105,719
Eutelsat Communications SA	10,133	191,261
Fonciere Des Regions	2,240	197,985
Gecina SA	1,956	264,937
Groupe Eurotunnel SE, Registered Shares	23,156	244,590
Hermes International	1,327	494,677
ICADE	1,426	100,205
Iliad SA	1,504	303,603
Imerys SA	704	44,919
Ingenico Group SA	4,022	466,170
JCDecaux SA	4,756	160,357
Kering	3,641	586,135
Klepierre	10,381	458,064
L’Oreal SA	11,774	2,254,170
Lagardere SCA	4,159	90,467
Legrand SA	13,403	686,117
LVMH Moet Hennessy Louis Vuitton SA	13,374	2,015,925
Natixis SA	32,454	122,120
Numericable-SFR	5,463	136,519
Orange SA	94,347	1,534,130
Pernod Ricard SA	10,214	1,130,856
Peugeot SA (c)	21,557	258,384
Publicis Groupe SA	9,791	655,041
Remy Cointreau SA	2,985	256,952
Renault SA	9,110	687,782
Rexel SA	17,849	224,405
Safran SA	14,145	952,549
Sanofi	56,420	4,687,525
Schneider Electric SE	27,411	1,599,176
SCOR SE	9,355	276,581
SES SA	16,337	349,735
Societe BIC SA	1,438	202,606
Societe Generale SA	35,927	1,124,008
Sodexo SA	5,001	535,754
Suez	25,669	400,372
Technip SA	5,041	272,844
Thales SA	4,833	401,353
TOTAL SA	103,488	4,962,869
Unibail-Rodamco SE	4,674	1,209,135
Valeo SA	11,640	516,747
Veolia Environnement SA	23,837	514,750
Vinci SA	22,988	1,622,190
Vivendi SA	56,472	1,056,518
Wendel SA	1,358	140,395
Zodiac Aerospace	9,179	214,132

		54,364,744
Germany — 5.7%
adidas AG (a)	10,707	1,536,981
Allianz SE, Registered Shares	23,212	3,311,364
Axel Springer AG	2,564	134,619
BASF SE	42,394	3,250,717

Common Stocks	Shares	Value
Germany (continued)
Bayer AG, Registered Shares	39,462	$3,963,358
Bayerische Motoren Werke AG (a)	15,932	1,159,452
Bayerische Motoren Werke AG, Preference Shares	2,023	128,959
Beiersdorf AG	5,135	486,154
Brenntag AG	8,520	412,725
Commerzbank AG (a)	59,739	389,041
Continental AG (a)	5,478	1,036,583
Daimler AG, Registered Shares	45,538	2,724,917
Deutsche Bank AG, Registered Shares (a)(c)	69,330	958,357
Deutsche Boerse AG	9,803	805,363
Deutsche Lufthansa AG, Registered Shares	12,602	148,168
Deutsche Post AG, Registered Shares	45,040	1,268,889
Deutsche Telekom AG, Registered Shares (a)	155,481	2,651,302
Deutsche Wohnen AG, Bearer Shares	16,491	561,486
E.ON SE	97,260	981,821
Evonik Industries AG	7,842	233,759
Fraport AG Frankfurt Airport Services Worldwide	2,602	139,313
Fresenius Medical Care AG & Co. KGaA (a)	10,573	920,976
Fresenius SE & Co. KGaA	22,058	1,620,766
Fuchs Petrolub SE, Preference Shares	3,377	132,854
GEA Group AG	7,070	333,713
Hannover Rueck SE	2,808	294,215
HeidelbergCement AG	7,796	587,288
Henkel AG & Co. KGaA	5,377	581,619
Hugo Boss AG (a)	3,305	187,896
Infineon Technologies AG	59,995	868,512
K+S AG, Registered Shares (a)	10,011	204,947
Lanxess AG	5,116	224,454
Linde AG	9,262	1,290,535
MAN SE	2,023	206,465
Merck KGaA (a)	6,678	678,771
Metro AG	7,442	228,887
Muenchener Rueckversicherungs AG, Registered Shares	7,654	1,283,538
OSRAM Licht AG	4,893	254,225
Porsche Automobil Holding SE, Preference Shares	6,103	282,092
ProSiebenSat.1 Media AG, Registered Shares	11,089	485,056
RWE AG (a)(c)	24,137	384,387
SAP SE	47,374	3,558,031
Siemens AG, Registered Shares	37,367	3,834,644
Symrise AG	6,340	432,458
Telefonica Deutschland Holding AG (a)	33,908	139,670
ThyssenKrupp AG (a)	19,076	383,434
TUI AG	24,966	284,161
United Internet AG, Registered Shares	6,889	286,368
Volkswagen AG	1,804	239,143
Vonovia SE	25,145	918,144

		47,410,577
Greece — 0.1%
Alpha Bank AE (c)	69,105	129,486
Eurobank Ergasias SA (c)	92,831	58,764
FF Group (c)	440	8,189
Hellenic Telecommunications Organization SA	12,770	116,675
JUMBO SA (c)	1,999	26,298
National Bank of Greece SA (c)	3,405	755
OPAP SA	8,833	61,562
Piraeus Bank SA (c)	860,181	160,516
Titan Cement Co. SA	990	20,325

		582,570

See Notes to Financial Statements.

22	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Hong Kong — 3.3%
AIA Group Ltd.	577,200	$3,471,122
Alibaba Health Information Technology Ltd. (c)	176,000	129,899
Alibaba Pictures Group Ltd. (a)(c)	480,000	112,322
ASM Pacific Technology Ltd.	6,300	45,300
Bank of East Asia Ltd. (a)	59,000	228,165
Beijing Enterprises Holdings Ltd.	38,000	215,429
Beijing Enterprises Water Group Ltd.	232,000	140,497
Belle International Holdings Ltd.	292,000	171,861
BOC Hong Kong Holdings Ltd.	180,500	543,910
Brilliance China Automotive Holdings Ltd.	148,000	152,806
Cathay Pacific Airways Ltd.	32,000	46,946
Cheung Kong Infrastructure Holdings Ltd.	38,000	327,638
Cheung Kong Property Holdings Ltd.	157,008	989,252
China Everbright International Ltd.	107,000	119,642
China Everbright Ltd.	102,000	197,913
China Gas Holdings Ltd.	74,000	113,270
China Jinmao Holdings Group Ltd.	326,000	92,243
China Merchants Holdings International Co. Ltd.	60,000	160,620
China Mobile Ltd.	296,000	3,420,046
China Overseas Land & Investment Ltd.	216,000	688,576
China Power International Development Ltd.	139,000	51,310
China Resources Beer Holdings Co. Ltd.	86,000	187,974
China Resources Land Ltd.	163,111	384,363
China Resources Power Holdings Co. Ltd.	118,000	177,088
China State Construction International Holdings Ltd.	70,000	92,881
China Taiping Insurance Holdings Co. Ltd. (c)	67,872	127,726
CITIC Ltd.	220,000	321,601
CK Hutchison Holdings Ltd.	134,008	1,474,149
CLP Holdings Ltd.	79,500	812,107
COSCO Pacific Ltd.	36,000	35,943
ENN Energy Holdings Ltd.	34,000	168,402
First Pacific Co. Ltd.	140,000	101,639
Galaxy Entertainment Group Ltd.	116,000	347,074
GCL-Poly Energy Holdings Ltd.	431,000	56,649
Geely Automobile Holdings Ltd.	365,000	199,086
GOME Electrical Appliances Holding Ltd.	627,000	74,990
Guangdong Investment Ltd.	164,000	250,359
Haier Electronics Group Co. Ltd.	48,000	73,340
Hanergy Thin Film Power Group Ltd. (c)	67,997	—
Hang Lung Properties Ltd.	120,000	242,436
Hang Seng Bank Ltd.	39,400	675,820
Henderson Land Development Co. Ltd.	64,735	365,673
HKT Trust & HKT Ltd. (b)	142,900	205,930
Hong Kong & China Gas Co. Ltd.	397,463	726,253
Hong Kong Exchanges & Clearing Ltd.	56,400	1,374,218
Hongkong Land Holdings Ltd.	56,200	343,959
Hysan Development Co. Ltd.	25,000	111,488
Jardine Matheson Holdings Ltd.	12,200	713,257
Kerry Properties Ltd.	16,500	40,851
Kunlun Energy Co. Ltd.	134,000	111,512
Li & Fung Ltd.	250,000	121,224
Link REIT	126,500	865,033
MGM China Holdings Ltd.	27,200	35,515
MTR Corp. Ltd.	67,500	342,444
New World Development Co. Ltd.	280,666	285,820
Nine Dragons Paper Holdings Ltd.	178,000	136,471
NWS Holdings Ltd.	52,186	82,603
PCCW Ltd.	452,000	303,721
Power Assets Holdings Ltd.	62,000	570,060
Sands China Ltd.	138,800	469,687
Shanghai Industrial Holdings Ltd.	15,000	34,101

Common Stocks	Shares	Value
Hong Kong (continued)
Shangri-La Asia Ltd.	32,000	$32,128
Shimao Property Holdings Ltd.	51,000	64,842
Sino Biopharmaceutical Ltd.	198,000	129,952
Sino Land Co. Ltd.	112,800	185,724
SJM Holdings Ltd.	69,000	42,248
Sun Art Retail Group Ltd.	110,000	77,350
Sun Hung Kai Properties Ltd.	68,000	820,685
Swire Pacific Ltd., Class A	36,500	412,495
Swire Properties Ltd.	42,600	113,503
Techtronic Industries Co. Ltd.	74,000	309,024
WH Group Ltd. (d)	335,500	265,714
Wharf Holdings Ltd.	73,000	445,484
Wheelock & Co. Ltd.	32,000	150,325
Wynn Macau Ltd. (a)	121,200	175,629
Yue Yuen Industrial Holdings Ltd.	19,000	75,303

		27,762,620
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	997	57,717
OTP Bank PLC	11,103	248,456
Richter Gedeon Nyrt	14,765	293,677

		599,850
India — 1.9%
ACC Ltd.	1,747	41,916
Adani Ports & Special Economic Zone Ltd.	43,145	132,792
Ambuja Cements Ltd.	26,422	100,077
Apollo Hospitals Enterprise Ltd.	8,931	174,473
Asian Paints Ltd.	11,155	166,073
Aurobindo Pharma Ltd.	13,516	149,105
Axis Bank Ltd.	28,844	229,200
Bajaj Auto Ltd.	3,253	129,954
Bharat Forge Ltd.	5,977	67,559
Bharat Heavy Electricals Ltd.	22,772	43,270
Bharat Petroleum Corp. Ltd.	6,728	107,055
Bharti Airtel Ltd.	67,324	366,835
Bharti Infratel Ltd.	20,489	104,987
Bosch Ltd.	292	98,155
Cairn India Ltd.	17,443	36,541
Cipla Ltd.	13,384	99,616
Coal India Ltd.	42,303	196,598
Container Corp. of India	2,401	50,998
Dabur India Ltd.	20,426	93,563
Divi’s Laboratories Ltd.	3,088	50,895
Dr. Reddy’s Laboratories Ltd.	1,820	91,796
Dr. Reddy’s Laboratories Ltd. — ADR	4,517	231,406
Eicher Motors Ltd.	723	206,517
GAIL India Ltd.	12,294	70,356
GlaxoSmithKline Consumer Healthcare Ltd.	391	34,271
Glenmark Pharmaceuticals Ltd.	5,797	68,873
Godrej Consumer Products Ltd.	4,619	110,039
HCL Technologies Ltd.	29,571	320,980
Hero MotoCorp Ltd.	1,935	91,387
Hindalco Industries Ltd.	43,227	79,274
Hindustan Unilever Ltd.	40,183	535,982
Housing Development Finance Corp.	76,688	1,428,739
ICICI Bank Ltd.	30,654	109,714
ICICI Bank Ltd. — ADR	20,733	148,863
Idea Cellular Ltd.	41,835	66,293
Indiabulls Housing Finance Ltd.	29,511	294,578
Infosys Ltd.	13,647	236,835

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	23

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
India (continued)
Infosys Ltd. — ADR	75,312	$1,344,319
ITC Ltd.	114,631	627,592
JSW Steel Ltd.	3,280	71,401
Larsen & Toubro Ltd.	4,639	103,318
Larsen & Toubro Ltd. — GDR	12,158	270,919
LIC Housing Finance Ltd.	17,978	132,307
Lupin Ltd.	11,830	270,639
Mahindra & Mahindra Financial Services Ltd.	10,804	53,625
Mahindra & Mahindra Ltd.	3,478	73,879
Mahindra & Mahindra Ltd. — GDR (a)	13,518	287,945
Marico Ltd.	22,064	86,322
Maruti Suzuki India Ltd.	4,295	267,004
Motherson Sumi Systems Ltd.	12,306	53,085
Nestle India Ltd.	897	86,564
NTPC Ltd.	63,930	148,373
Oil & Natural Gas Corp. Ltd.	58,267	187,435
Piramal Enterprises Ltd.	8,297	177,759
Power Finance Corp. Ltd.	10,235	25,810
Reliance Industries Ltd.	11,768	169,515
Reliance Industries Ltd. — GDR (a)(d)	27,499	785,096
Shree Cement Ltd.	231	49,904
Shriram Transport Finance Co. Ltd.	5,718	102,251
Siemens Ltd.	2,761	53,693
State Bank of India	34,826	113,447
State Bank of India — GDR (a)	5,712	181,070
Sun Pharmaceutical Industries Ltd.	47,910	543,222
Tata Consultancy Services Ltd.	23,603	894,532
Tata Motors Ltd. (c)	75,797	518,890
Tata Motors Ltd. — ADR (c)	6,008	208,297
Tata Power Co. Ltd.	42,988	46,809
Tata Steel Ltd.	11,672	55,981
Tech Mahindra Ltd.	11,300	84,950
UltraTech Cement Ltd.	1,383	70,094
United Spirits Ltd. (c)	3,702	137,359
UPL Ltd.	13,245	108,325
Vedanta Ltd. — ADR	11,497	90,481
Wipro Ltd.	9,623	79,760
Wipro Ltd. — ADR	18,332	226,583
Zee Entertainment Enterprises Ltd.	20,478	139,000

		15,493,120
Indonesia — 0.6%
Adaro Energy Tbk PT	230,400	14,973
Astra International Tbk PT	1,198,900	675,894
Bank Central Asia Tbk PT	705,900	714,765
Bank Danamon Indonesia Tbk PT	186,600	50,138
Bank Mandiri Persero Tbk PT	462,000	334,329
Bank Negara Indonesia Persero Tbk PT	405,600	160,735
Bank Rakyat Indonesia Persero Tbk PT	660,000	543,069
Bumi Serpong Damai Tbk PT	111,800	17,991
Charoen Pokphand Indonesia Tbk PT	271,300	77,663
Global Mediacom Tbk PT	137,600	10,303
Gudang Garam Tbk PT	9,800	51,275
Hanjaya Mandala Sampoerna Tbk PT	260,000	74,851
Indocement Tunggal Prakarsa Tbk PT	88,600	113,943
Indofood CBP Sukses Makmur Tbk PT	18,900	24,846
Indofood Sukses Makmur Tbk PT	331,300	182,287
Jasa Marga Persero Tbk PT	71,000	28,484
Kalbe Farma Tbk PT	858,400	99,895
Lippo Karawaci Tbk PT	819,500	71,193
Matahari Department Store Tbk PT	98,800	150,582

Common Stocks	Shares	Value
Indonesia (continued)
Media Nusantara Citra Tbk PT	60,162	$10,093
Perusahaan Gas Negara Persero Tbk PT	426,200	75,994
Semen Indonesia Persero Tbk PT	106,000	75,502
Summarecon Agung Tbk PT	499,900	69,129
Surya Citra Media Tbk PT	84,000	21,108
Telekomunikasi Indonesia Persero Tbk PT	2,805,700	853,622
Tower Bersama Infrastructure Tbk PT	38,000	19,049
Unilever Indonesia Tbk PT	62,700	214,291
United Tractors Tbk PT	67,700	76,384
XL Axiata Tbk PT (c)	82,000	22,796

		4,835,184
Ireland — 0.8%
Bank of Ireland (c)	1,442,740	297,420
CRH PLC	39,330	1,146,089
DCC PLC	6,086	535,565
Experian PLC	44,248	839,476
James Hardie Industries PLC	24,629	381,438
Kerry Group PLC, Class A	8,083	716,871
Paddy Power Betfair PLC	4,015	421,962
Shire PLC	42,751	2,642,116

		6,980,937
Israel — 0.5%
Azrieli Group Ltd.	1,500	63,787
Bank Hapoalim BM	66,126	333,135
Bank Leumi Le-Israel BM (c)	71,682	251,687
Bezeq The Israeli Telecommunication Corp. Ltd.	106,530	211,028
Check Point Software Technologies Ltd. (c)	8,303	661,583
Israel Chemicals Ltd.	18,197	70,897
Mizrahi Tefahot Bank Ltd.	8,332	96,075
Mobileye NV (c)	8,390	387,115
NICE Ltd.	2,571	163,600
Teva Pharmaceutical Industries Ltd.	44,550	2,254,685

		4,493,592
Italy — 1.3%
Assicurazioni Generali SpA	55,938	659,642
Atlantia SpA	17,307	432,414
Enel SpA	358,329	1,590,782
Eni SpA	119,849	1,930,428
Exor SpA	6,195	228,692
Ferrari NV (a)	4,560	187,198
Finmeccanica SpA (c)	15,326	154,987
Intesa Sanpaolo SpA	663,590	1,260,057
Luxottica Group SpA (a)	9,215	449,117
Mediobanca SpA	34,909	201,139
Prysmian SpA	10,105	221,796
Saipem SpA (a)(c)	391,138	156,389
Snam SpA	147,779	883,486
Telecom Italia SpA (c)	577,797	474,549
Telecom Italia SpA, Non-Convertible Savings Shares (c)	219,492	141,216
Tenaris SA (a)	27,208	393,240
Terna — Rete Elettrica Nazionale SpA	77,000	428,513
UniCredit SpA	237,637	522,623
Unione di Banche Italiane SCpA (a)	40,601	112,122
UnipolSai SpA	92,405	139,450

		10,567,840

See Notes to Financial Statements.

24	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan — 16.0%
ABC-Mart, Inc.	4,100	$275,158
Acom Co. Ltd. (c)	16,100	77,997
Aeon Co. Ltd. (a)	34,200	531,009
AEON Financial Service Co. Ltd. (a)	4,000	86,612
Aeon Mall Co. Ltd.	5,190	67,906
Air Water, Inc.	4,000	58,855
Aisin Seiki Co. Ltd.	10,800	439,919
Ajinomoto Co., Inc.	29,000	683,268
Alfresa Holdings Corp.	8,900	185,940
Alps Electric Co. Ltd. (a)	9,900	188,083
Amada Co. Ltd.	12,700	128,932
ANA Holdings, Inc.	80,000	227,969
Aozora Bank Ltd. (a)	70,000	242,829
Asahi Glass Co. Ltd. (a)	49,000	265,918
Asahi Group Holdings Ltd.	20,300	656,397
Asahi Kasei Corp.	68,000	473,214
Asics Corp. (a)	6,100	103,059
Astellas Pharma, Inc.	105,900	1,660,760
Bandai Namco Holdings, Inc.	10,000	258,065
Bank of Kyoto Ltd. (a)	15,000	92,005
Benesse Holdings, Inc.	1,100	25,823
Bridgestone Corp. (a)	29,000	931,971
Brother Industries Ltd.	7,500	80,447
Calbee, Inc. (a)	3,500	146,426
Canon, Inc. (a)	46,100	1,316,164
Casio Computer Co. Ltd. (a)	8,100	116,642
Central Japan Railway Co.	6,600	1,173,899
Chiba Bank Ltd. (a)	41,000	193,756
Chubu Electric Power Co., Inc.	33,600	478,162
Chugai Pharmaceutical Co. Ltd.	11,800	420,531
Chugoku Bank Ltd.	4,000	40,813
Chugoku Electric Power Co., Inc. (a)	14,700	186,883
Concordia Financial Group Ltd. (c)	56,000	216,267
Credit Saison Co. Ltd. (a)	7,700	129,348
Dai Nippon Printing Co. Ltd.	26,000	289,768
Dai-ichi Life Insurance Co. Ltd.	55,200	617,930
Daicel Corp.	12,000	124,345
Daihatsu Motor Co. Ltd. (a)	8,100	105,511
Daiichi Sankyo Co. Ltd.	29,700	721,565
Daikin Industries Ltd.	10,500	882,470
Daito Trust Construction Co. Ltd.	4,000	649,449
Daiwa House Industry Co. Ltd.	29,900	878,073
Daiwa Securities Group, Inc.	82,000	432,006
Denso Corp.	24,600	865,559
Dentsu, Inc. (a)	11,900	557,823
Don Quijote Holdings Co. Ltd.	6,600	245,274
East Japan Railway Co.	16,200	1,501,308
Eisai Co. Ltd.	13,100	731,453
Electric Power Development Co. Ltd.	7,100	165,418
FamilyMart Co. Ltd.	3,300	201,106
FANUC Corp.	9,300	1,512,861
Fast Retailing Co. Ltd. (a)	2,600	698,049
Fuji Electric Co. Ltd.	13,000	54,126
Fuji Heavy Industries Ltd.	29,000	996,828
FUJIFILM Holdings Corp.	20,600	799,289
Fujitsu Ltd.	103,000	378,763
Fukuoka Financial Group, Inc.	34,000	112,106
GungHo Online Entertainment, Inc. (a)	8,800	23,845
Hachijuni Bank Ltd. (a)	10,000	43,553
Hakuhodo DY Holdings, Inc.	5,800	69,518
Hamamatsu Photonics KK (a)	6,400	179,578

Common Stocks	Shares	Value
Japan (continued)
Hankyu Hanshin Holdings, Inc.	57,000	$425,023
Hikari Tsushin, Inc.	1,800	150,792
Hino Motors Ltd.	8,600	85,656
Hirose Electric Co. Ltd.	1,335	164,160
Hiroshima Bank Ltd.	22,000	73,510
Hisamitsu Pharmaceutical Co., Inc.	6,000	345,968
Hitachi Chemical Co. Ltd.	1,600	29,882
Hitachi Construction Machinery Co. Ltd.	4,600	67,142
Hitachi High-Technologies Corp.	1,600	43,788
Hitachi Ltd.	241,000	1,009,755
Hitachi Metals Ltd. (a)	8,000	81,273
Hokuriku Electric Power Co.	7,100	87,977
Honda Motor Co. Ltd.	78,900	1,979,226
Hoshizaki Electric Co Ltd.	2,500	244,735
Hoya Corp.	18,900	675,032
Hulic Co. Ltd. (a)	9,000	94,838
Idemitsu Kosan Co. Ltd.	2,400	52,104
IHI Corp. (a)	58,000	156,338
Iida Group Holdings Co. Ltd.	6,800	139,258
Inpex Corp.	53,500	418,402
Isetan Mitsukoshi Holdings Ltd.	20,100	178,906
Isuzu Motors Ltd.	31,000	381,826
ITOCHU Corp.	69,700	852,655
Iyo Bank Ltd. (a)	8,700	53,285
J. Front Retailing Co. Ltd.	9,700	100,573
Japan Airlines Co. Ltd.	5,100	164,080
Japan Airport Terminal Co. Ltd.	1,500	54,422
Japan Exchange Group, Inc.	29,800	343,101
Japan Post Bank Co. Ltd.	20,200	237,525
Japan Post Holdings Co. Ltd.	22,500	273,721
Japan Prime Realty Investment Corp. (a)	41	175,938
Japan Real Estate Investment Corp.	56	345,888
Japan Retail Fund Investment Corp.	141	360,039
Japan Tobacco, Inc. (a)	52,300	2,107,804
JFE Holdings, Inc. (a)	22,200	289,603
JGC Corp.	10,000	143,156
Joyo Bank Ltd.	29,000	108,414
JSR Corp.	12,500	165,539
JTEKT Corp.	12,600	142,814
JX Holdings, Inc.	103,400	403,603
Kajima Corp.	47,000	326,496
Kakaku.com, Inc.	7,400	147,036
Kamigumi Co. Ltd.	18,000	166,371
Kaneka Corp.	19,000	126,773
Kansai Electric Power Co., Inc. (c)	38,500	374,961
Kansai Paint Co. Ltd. (a)	8,000	161,517
Kao Corp.	23,300	1,357,041
Kawasaki Heavy Industries Ltd.	84,000	236,850
KDDI Corp.	97,200	2,955,826
Keihan Holdings Co. Ltd.	15,000	103,940
Keikyu Corp.	22,000	221,388
Keio Corp.	27,000	254,687
Keisei Electric Railway Co. Ltd.	16,000	206,236
Keyence Corp.	2,220	1,514,769
Kikkoman Corp.	8,000	295,200
Kintetsu Group Holdings Co. Ltd.	91,000	389,429
Kirin Holdings Co. Ltd. (a)	35,100	592,002
Kobe Steel Ltd. (a)	126,000	103,556
Koito Manufacturing Co. Ltd.	6,000	276,267
Komatsu Ltd.	48,200	837,315
Konami Corp.	5,700	217,454

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	25

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Konica Minolta, Inc.	23,700	$172,644
Kose Corp.	1,700	144,058
Kubota Corp. (a)	56,000	757,418
Kuraray Co. Ltd. (a)	19,300	230,277
Kurita Water Industries Ltd. (a)	7,400	164,959
Kyocera Corp.	14,500	689,951
Kyowa Hakko Kirin Co. Ltd.	12,000	204,669
Kyushu Electric Power Co., Inc. (a)	25,500	255,750
Lawson, Inc.	3,800	303,372
LIXIL Group Corp.	13,600	223,337
M3, Inc. (a)	9,700	338,530
Mabuchi Motor Co. Ltd. (a)	2,300	97,416
Makita Corp.	5,800	385,103
Marubeni Corp.	87,100	393,494
Marui Group Co. Ltd. (a)	9,500	127,888
Maruichi Steel Tube Ltd.	2,400	83,880
Mazda Motor Corp.	29,500	390,382
McDonald’s Holdings Co. Japan Ltd.	10,700	290,641
Medipal Holdings Corp.	3,000	49,322
Meiji Holdings Co. Ltd.	6,200	637,083
Minebea Co. Ltd. (a)	19,000	129,084
Miraca Holdings, Inc.	2,400	104,083
Mitsubishi Chemical Holdings Corp.	70,100	321,338
Mitsubishi Corp.	68,400	1,204,341
Mitsubishi Electric Corp.	98,000	1,169,958
Mitsubishi Estate Co. Ltd.	59,000	1,082,225
Mitsubishi Gas Chemical Co., Inc.	31,000	161,724
Mitsubishi Heavy Industries Ltd.	157,000	631,332
Mitsubishi Logistics Corp. (a)	2,000	27,981
Mitsubishi Materials Corp.	62,000	148,450
Mitsubishi Motors Corp.	35,200	162,495
Mitsubishi Tanabe Pharma Corp.	11,400	205,977
Mitsubishi UFJ Financial Group, Inc.	622,300	2,789,679
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,500	44,190
Mitsui & Co. Ltd.	84,200	1,005,109
Mitsui Chemicals, Inc.	37,000	135,966
Mitsui Fudosan Co. Ltd.	47,000	1,078,686
Mitsui OSK Lines Ltd. (a)	47,000	99,946
Mixi, Inc.	1,800	74,422
Mizuho Financial Group, Inc.	1,098,400	1,580,661
MS&AD Insurance Group Holdings, Inc.	25,800	668,481
Murata Manufacturing Co. Ltd.	10,100	1,132,357
Nabtesco Corp. (a)	3,900	93,055
Nagoya Railroad Co. Ltd. (a)	31,000	174,667
NEC Corp.	108,000	251,625
Nexon Co. Ltd.	5,100	75,480
NGK Insulators Ltd.	15,000	303,259
NGK Spark Plug Co. Ltd. (a)	8,500	128,306
NH Foods Ltd.	8,000	195,952
NHK Spring Co. Ltd.	14,000	113,622
Nidec Corp.	11,100	844,965
Nikon Corp.	19,900	269,442
Nintendo Co. Ltd.	5,200	747,235
Nippon Building Fund, Inc. (a)	75	462,003
Nippon Electric Glass Co. Ltd. (a)	28,000	116,886
Nippon Express Co. Ltd.	31,000	141,661
Nippon Paint Holdings Co. Ltd. (a)	14,600	360,938
Nippon Steel & Sumitomo Metal Corp.	37,647	728,832
Nippon Telegraph & Telephone Corp.	34,200	1,603,805
Nippon Yusen KK	93,000	163,609
Nissan Motor Co. Ltd.	109,400	976,320

Common Stocks	Shares	Value
Japan (continued)
Nisshin Seifun Group, Inc.	9,000	$144,674
Nissin Foods Holdings Co. Ltd.	3,500	191,138
Nitori Holdings Co. Ltd.	4,000	485,136
Nitto Denko Corp.	8,800	558,221
NOK Corp.	3,800	64,621
Nomura Holdings, Inc.	183,100	651,205
Nomura Real Estate Holdings, Inc.	5,200	90,865
Nomura Real Estate Master Fund, Inc.	172	271,900
Nomura Research Institute Ltd.	6,710	246,091
NSK Ltd.	24,800	181,534
NTT Data Corp.	6,800	321,153
NTT DoCoMo, Inc.	68,600	1,850,041
NTT Urban Development Corp.	2,400	25,802
Obayashi Corp.	33,000	351,348
Odakyu Electric Railway Co. Ltd. (a)	34,000	398,682
Oji Holdings Corp.	39,000	149,721
Olympus Corp.	14,300	533,984
Omron Corp.	11,500	375,369
Ono Pharmaceutical Co. Ltd.	21,000	914,782
Oracle Corp. Japan	700	37,326
Oriental Land Co. Ltd.	9,900	641,019
ORIX Corp.	61,300	793,251
Osaka Gas Co. Ltd. (a)	94,000	361,382
Otsuka Corp.	2,900	135,608
Otsuka Holdings Co. Ltd. (a)	19,000	875,575
Panasonic Corp.	112,700	969,619
Park24 Co. Ltd.	10,500	360,826
Rakuten, Inc. (a)	48,300	524,216
Recruit Holdings Co. Ltd.	18,600	679,534
Resona Holdings, Inc.	113,000	413,005
Ricoh Co. Ltd.	39,000	338,071
Rinnai Corp.	2,100	185,562
Rohm Co. Ltd.	5,400	213,138
Ryohin Keikaku Co. Ltd.	1,000	243,698
Sankyo Co. Ltd.	3,300	123,727
Santen Pharmaceutical Co. Ltd.	20,200	317,487
SBI Holdings, Inc.	8,850	88,129
Secom Co. Ltd.	9,000	665,395
Sega Sammy Holdings, Inc.	6,900	74,314
Seibu Holdings, Inc.	6,200	105,011
Seiko Epson Corp.	14,900	238,871
Sekisui Chemical Co. Ltd.	19,000	234,095
Sekisui House Ltd.	27,100	474,577
Seven & i Holdings Co. Ltd.	35,900	1,505,219
Seven Bank Ltd.	27,800	86,289
Shikoku Electric Power Co., Inc. (a)	8,000	94,763
Shimadzu Corp.	11,000	165,366
Shimamura Co. Ltd.	900	133,908
Shimano, Inc. (a)	4,100	626,880
Shimizu Corp.	29,000	271,701
Shin-Etsu Chemical Co. Ltd.	19,800	1,160,051
Shinsei Bank Ltd.	100,000	145,698
Shionogi & Co. Ltd.	13,900	759,858
Shiseido Co. Ltd.	19,900	518,549
Shizuoka Bank Ltd. (a)	30,000	211,278
Showa Shell Sekiyu KK (a)	13,900	129,738
SMC Corp.	2,400	590,463
Softbank Group Corp.	46,400	2,624,014
Sompo Japan Nipponkoa Holdings, Inc.	14,800	393,860
Sony Corp.	62,700	1,847,266
Sony Financial Holdings, Inc. (a)	6,900	78,017

See Notes to Financial Statements.

26	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Stanley Electric Co. Ltd. (a)	5,100	$108,917
Sumitomo Chemical Co. Ltd.	79,000	325,959
Sumitomo Corp.	55,700	561,450
Sumitomo Dainippon Pharma Co. Ltd. (a)	3,900	67,598
Sumitomo Electric Industries Ltd.	39,500	522,800
Sumitomo Heavy Industries Ltd.	20,000	87,858
Sumitomo Metal Mining Co. Ltd. (a)	29,000	294,999
Sumitomo Mitsui Financial Group, Inc.	61,500	1,775,815
Sumitomo Mitsui Trust Holdings, Inc.	177,000	575,925
Sumitomo Realty & Development Co. Ltd.	19,000	515,230
Sumitomo Rubber Industries Ltd. (a)	10,500	140,573
Suntory Beverage & Food Ltd.	8,500	384,635
Suruga Bank Ltd. (a)	8,300	187,573
Suzuken Co. Ltd.	1,870	58,861
Suzuki Motor Corp.	18,900	511,773
Sysmex Corp.	7,800	537,096
T&D Holdings, Inc.	31,400	266,650
Taiheiyo Cement Corp.	49,000	116,060
Taisei Corp.	51,000	419,051
Taisho Pharmaceutical Holdings Co. Ltd.	3,500	368,305
Taiyo Nippon Sanso Corp. (a)	4,000	36,764
Takashimaya Co. Ltd.	13,000	93,113
Takeda Pharmaceutical Co. Ltd.	36,900	1,591,430
TDK Corp.	6,800	380,639
Teijin Ltd.	59,000	195,499
Terumo Corp.	16,500	704,143
THK Co. Ltd.	4,000	68,178
Tobu Railway Co. Ltd.	57,000	312,846
Toho Co. Ltd.	5,000	138,457
Toho Gas Co. Ltd.	18,000	147,289
Tohoku Electric Power Co., Inc. (a)	22,400	282,700
Tokio Marine Holdings, Inc.	30,800	1,025,365
Tokyo Electric Power Co. Holdings, Inc. (c)	70,100	296,876
Tokyo Electron Ltd. (a)	8,000	676,069
Tokyo Gas Co. Ltd.	124,000	511,966
Tokyo Tatemono Co. Ltd.	8,000	95,938
Tokyu Corp.	53,000	465,324
Tokyu Fudosan Holdings Corp. (a)	30,800	192,148
TonenGeneral Sekiyu KK (a)	16,000	145,752
Toppan Printing Co. Ltd.	23,000	197,771
Toray Industries, Inc.	62,000	529,039
Toshiba Corp. (a)(c)	208,000	566,592
Toto Ltd.	8,500	339,653
Toyo Seikan Kaisha Ltd. (a)	8,500	162,418
Toyo Suisan Kaisha Ltd.	5,400	219,041
Toyoda Gosei Co. Ltd.	4,300	76,580
Toyota Industries Corp.	6,600	262,415
Toyota Motor Corp.	127,700	6,295,418
Toyota Tsusho Corp.	10,200	219,599
Trend Micro, Inc.	4,200	150,209
Unicharm Corp.	17,500	393,182
United Urban Investment Corp.	132	237,780
USS Co. Ltd.	12,100	199,972
West Japan Railway Co.	8,200	519,661
Yahoo! Japan Corp.	75,400	334,351
Yakult Honsha Co. Ltd. (a)	5,200	270,260
Yamada Denki Co. Ltd.	39,300	207,458
Yamaguchi Financial Group, Inc.	4,000	37,825
Yamaha Corp.	9,600	258,753
Yamaha Motor Co. Ltd. (a)	14,700	224,244
Yamato Holdings Co. Ltd.	17,700	406,410

Common Stocks	Shares	Value
Japan (continued)
Yamazaki Baking Co. Ltd.	7,000	$195,424
Yaskawa Electric Corp.	8,100	105,757
Yokogawa Electric Corp. (a)	8,400	94,728
Yokohama Rubber Co. Ltd. (a)	5,000	62,710

		133,719,282
Luxembourg — 0.0%
RTL Group SA	937	76,524
Malaysia — 0.7%
AirAsia Bhd (a)	60,100	38,913
Alliance Financial Group Bhd	90,800	90,903
AMMB Holdings Bhd	68,900	76,040
Astro Malaysia Holdings Bhd	29,600	21,513
Axiata Group Bhd	165,600	231,776
Berjaya Sports Toto Bhd	118,478	89,340
British American Tobacco Malaysia Bhd	3,100	40,523
CIMB Group Holdings Bhd	239,100	260,071
Dialog Group Bhd	142,134	54,411
DiGi.Com Bhd (a)	169,300	200,936
Felda Global Ventures Holdings Bhd	89,900	33,797
Gamuda Bhd	39,600	47,738
Genting Bhd	78,100	159,082
Genting Malaysia Bhd	106,100	117,311
Genting Plantations Bhd	10,000	26,343
Hong Leong Bank Bhd	14,040	46,054
Hong Leong Financial Group Bhd	7,000	25,544
IHH Healthcare Bhd	176,500	288,949
IJM Corp. Bhd	126,600	109,654
IOI Corp. Bhd	102,200	109,823
IOI Properties Group Sdn Bhd	23,273	13,566
Kuala Lumpur Kepong Bhd	17,500	101,212
Lafarge Malayan Cement Bhd	17,500	33,989
Malayan Banking Bhd	163,500	330,736
Malaysia Airports Holdings Bhd	11,300	17,189
Maxis Bhd (a)	66,600	97,383
MISC Bhd	27,400	50,702
Petronas Chemicals Group Bhd	126,000	206,588
Petronas Dagangan Bhd	6,100	35,406
Petronas Gas Bhd	52,700	288,464
PPB Group Bhd	12,600	51,765
Public Bank Bhd	156,720	755,149
RHB Capital Bhd	16,824	21,403
Sapurakencana Petroleum Bhd	220,700	81,100
Sime Darby Bhd	159,000	299,564
Telekom Malaysia Bhd	55,900	94,088
Tenaga Nasional Bhd	208,700	730,749
UMW Holdings Bhd	10,900	15,534
Westports Holdings Bhd	70,000	73,068
YTL Corp. Bhd	113,160	46,967
YTL Power International Bhd	42,000	14,689

		5,428,032
Malta — 0.0%
Brait SE (a)(c)	18,341	174,833
Mexico — 0.9%
Alfa SAB de CV, Series A	169,400	291,683
America Movil SAB de CV, Series L	1,602,800	983,638
Arca Continental SAB de CV	15,972	114,488
Cemex SAB de CV (c)	741,655	458,399
Coca-Cola Femsa SAB de CV, Series L	24,300	201,537

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	27

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Mexico (continued)
El Puerto de Liverpool SAB de CV, Series C1	10,900	$115,078
Fibra Uno Administracion SA de CV	129,500	275,255
Fomento Economico Mexicano SAB de CV	95,700	885,573
Gentera SAB de CV	37,100	65,971
Gruma SAB de CV	10,000	144,291
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	162,316
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	169,988
Grupo Bimbo SAB de CV, Series A	104,600	327,373
Grupo Carso SAB de CV, Series A1	14,900	63,601
Grupo Comercial Chedraui SA de CV	41,000	102,508
Grupo Financiero Banorte SAB de CV, Series O	127,204	713,301
Grupo Financiero Inbursa SAB de CV, Series O	99,700	169,052
Grupo Financiero Santander Mexico SAB de CV, Series B	179,526	325,419
Grupo Lala SAB de CV	9,900	21,725
Grupo Mexico SAB de CV, Series B	130,223	306,922
Grupo Televisa SAB CPO	132,200	690,048
Industrias Penoles SAB de CV	2,850	67,892
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	185,188
Mexichem SAB de CV	35,730	75,535
OHL Mexico SAB de CV (c)	42,200	51,473
Promotora y Operadora de Infraestructura SAB de CV	9,700	120,167
Wal-Mart de Mexico SAB de CV	281,300	675,610

		7,764,031
Netherlands — 3.5%
Aegon NV	89,219	353,514
AerCap Holdings NV (c)	8,129	273,053
Akzo Nobel NV	10,924	678,607
Altice NV, Class A (c)	14,627	218,402
Altice NV, Class B (c)	14,792	222,859
ASML Holding NV	17,224	1,695,498
CNH Industrial NV	45,146	327,473
Gemalto NV	4,250	257,482
Heineken Holding NV	5,586	452,587
Heineken NV	11,301	1,036,548
ING Groep NV CVA	184,628	1,910,143
Koninklijke Ahold NV	41,302	912,054
Koninklijke Boskalis Westminster NV	4,734	161,537
Koninklijke DSM NV	9,500	548,059
Koninklijke KPN NV (a)	174,560	622,208
Koninklijke Philips NV	47,377	1,176,668
Koninklijke Vopak NV	2,494	124,150
NN Group NV	20,253	557,533
NXP Semiconductor NV (c)	14,055	1,101,069
OCI NV (c)	3,417	46,290
QIAGEN NV (c)	10,835	236,119
Randstad Holding NV	7,147	285,815
Royal Dutch Shell PLC, Class A	211,374	5,805,417
Royal Dutch Shell PLC, Class B	177,886	4,914,736
Steinhoff International Holdings NV	143,318	822,168
Unilever NV CVA	77,911	3,623,611
Wolters Kluwer NV	16,190	655,552

		29,019,152
New Zealand — 0.1%
Auckland International Airport Ltd.	55,568	258,496
Contact Energy Ltd.	39,025	144,880
Fletcher Building Ltd.	30,613	188,302
Meridian Energy Ltd.	95,908	181,003
Mighty River Power Ltd.	12,773	27,567

Common Stocks	Shares	Value
New Zealand (continued)
Ryman Healthcare Ltd.	13,399	$89,434
Spark New Zealand Ltd.	65,332	166,051

		1,055,733
Norway — 0.4%
DNB ASA	51,793	619,952
Gjensidige Forsikring ASA	10,710	178,438
Marine Harvest ASA (c)	18,547	312,837
Norsk Hydro ASA	59,486	217,768
Orkla ASA	51,519	458,187
Statoil ASA	57,162	987,671
Telenor ASA	36,700	607,495
Yara International ASA	9,441	299,910

		3,682,258
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR (c)	4,924	58,842
Credicorp Ltd.	4,101	632,907
Southern Copper Corp.	5,675	153,112

		844,861
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	86,410	143,481
Aboitiz Power Corp.	29,200	28,663
Alliance Global Group, Inc.	35,800	11,294
Ayala Corp.	13,480	243,921
Ayala Land, Inc.	389,400	323,017
Bank of the Philippine Islands	45,031	93,243
BDO Unibank, Inc.	59,814	142,900
DMCI Holdings, Inc.	170,000	45,743
Energy Development Corp.	642,400	75,819
Globe Telecom, Inc.	845	42,715
GT Capital Holdings, Inc.	2,625	80,697
International Container Terminal Services, Inc.	9,550	12,525
JG Summit Holdings, Inc.	156,443	285,800
Jollibee Foods Corp.	12,070	62,249
Megaworld Corp.	600,000	59,700
Metro Pacific Investments Corp.	1,468,000	218,610
Metropolitan Bank & Trust Co.	12,817	24,686
Philippine Long Distance Telephone Co.	6,185	282,697
SM Investments Corp.	6,035	124,765
SM Prime Holdings, Inc.	486,150	284,010
Universal Robina Corp.	34,300	152,128

		2,738,663
Poland — 0.2%
Alior Bank SA (c)	1,352	17,976
Bank Handlowy w Warszawie SA	502	9,144
Bank Millennium SA (c)	13,346	15,832
Bank Pekao SA	6,396	223,312
Bank Zachodni WBK SA	1,160	77,572
CCC SA	981	39,868
Cyfrowy Polsat SA (c)	8,953	50,087
Enea SA	3,084	7,753
Energa SA	5,000	12,084
Eurocash SA	9,624	112,770
Grupa Azoty SA	1,551	27,116
Grupa Lotos SA (c)	1,964	15,193
KGHM Polska Miedz SA	4,863	82,071
LPP SA	55	70,564
Mbank (c)	573	45,076
Orange Polska SA	32,359	41,727

See Notes to Financial Statements.

28	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Poland (continued)
PGE SA	64,372	$193,898
Polski Koncern Naftowy Orlen SA	15,864	278,659
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	133,719
Powszechna Kasa Oszczednosci Bank Polski SA (c)	50,667	300,322
Powszechny Zaklad Ubezpieczen SA	33,880	246,892
Synthos SA (c)	54,162	49,617
Tauron Polska Energia SA	20,989	15,142

		2,066,394
Portugal — 0.1%
EDP — Energias de Portugal SA	94,763	290,123
Galp Energia SGPS SA	18,382	255,663
Jeronimo Martins SGPS SA	11,973	188,835

		734,621
Qatar — 0.2%
Barwa Real Estate Co.	2,548	23,162
Commercial Bank of Qatar QSC	2,974	30,313
Doha Bank QSC	6,076	59,147
Ezdan Holding Group QSC	43,351	213,977
Industries Qatar QSC	10,894	294,204
Masraf Al Rayan	13,978	130,759
Ooredoo QSC	2,666	64,724
Qatar Electricity & Water Co.	1,002	57,254
Qatar Insurance Co. SAQ	5,007	101,343
Qatar Islamic Bank SAQ	11,231	296,567
Qatar National Bank	11,988	461,927
Vodafone Qatar	7,760	22,604

		1,755,981
Romania — 0.0%
New Europe Property Investments PLC	11,085	126,445
Russia — 0.8%
AK Transneft OAO, Preference Shares	32	83,214
Alrosa AO	57,800	62,278
Federal Hydrogenerating Co. JSC	6,552,000	63,010
Gazprom OAO	357,230	782,370
Gazprom OAO — ADR	113,445	490,192
Lukoil OAO	17,457	732,099
Lukoil PJSC — ADR	10,256	429,251
Magnit OJSC — GDR	11,460	382,066
MegaFon OAO — GDR	2,296	23,977
MMC Norilsk Nickel	3,113	414,239
Mobile Telesystems — ADR	27,500	227,700
Moscow Exchange MICEX-RTS OAO	63,850	112,244
NovaTek OAO — GDR	4,662	476,974
Rosneft Oil Co.	21,260	109,738
Rosneft Oil Co. OJSC	20,000	102,896
Rostelecom OJSC	42,250	60,760
Sberbank of Russia	205,970	429,394
Sberbank of Russia — ADR	70,000	613,932
Severstal OAO	10,830	118,557
Sistema JSFC — GDR	2,940	22,138
Surgutneftegas OAO	301,050	155,554
Surgutneftegas OAO — ADR	24,155	123,258
Surgutneftegas OAO, Preference Shares	395,000	237,204
Tatneft OAO	79,770	407,955
VTB Bank OJSC	86,510,000	92,470
VTB Bank OJSC — GDR	50,000	103,451

		6,856,921

Common Stocks	Shares	Value
Singapore — 0.9%
Ascendas Real Estate Investment Trust	51,978	$96,197
CapitaLand Commercial Trust Ltd.	80,000	87,990
CapitaLand Ltd.	147,400	338,427
CapitaLand Mall Trust	210,100	334,064
City Developments Ltd.	14,000	85,076
ComfortDelGro Corp. Ltd.	86,000	176,612
DBS Group Holdings Ltd.	88,484	1,043,307
Genting Singapore PLC	233,000	126,392
Global Logistic Properties Ltd. (a)	100,600	135,815
Golden Agri-Resources Ltd.	270,000	70,646
Hutchison Port Holdings Trust	309,000	141,389
Jardine Cycle & Carriage Ltd. (a)	4,444	121,569
Keppel Corp. Ltd. (a)	76,700	316,411
Noble Group Ltd. (a)(c)	131,000	19,837
Oversea-Chinese Banking Corp. Ltd.	154,649	1,005,532
SembCorp Industries Ltd.	40,000	84,707
SembCorp Marine Ltd. (a)	21,000	24,437
Singapore Airlines Ltd.	28,600	227,110
Singapore Exchange Ltd.	29,000	165,193
Singapore Press Holdings Ltd.	48,376	142,553
Singapore Technologies Engineering Ltd.	57,000	134,172
Singapore Telecommunications Ltd.	409,700	1,265,407
StarHub Ltd.	41,600	117,382
Suntec Real Estate Investment Trust	86,000	113,638
United Overseas Bank Ltd.	65,100	896,944
UOL Group Ltd.	22,000	89,678
Wilmar International Ltd.	108,500	264,122
Yangzijiang Shipbuilding Holdings Ltd.	76,800	51,510

		7,676,117
South Africa — 1.5%
African Bank Investments Ltd. (a)(c)	20,398	14
Anglo American Platinum Ltd. (c)	832	20,800
AngloGold Ashanti Ltd. (c)	19,921	359,744
Aspen Pharmacare Holdings Ltd. (c)	18,439	454,872
Barclays Africa Group Ltd.	20,871	204,706
Bid Corp. Ltd. (c)	15,736	294,890
Bidvest Group Ltd.	15,736	148,454
Capitec Bank Holdings Ltd. (a)	1,291	52,369
Coronation Fund Managers Ltd. (a)	27,149	123,153
Discovery Holdings Ltd. (a)	20,716	173,054
Exxaro Resources Ltd. (a)	15,325	70,606
FirstRand Ltd.	169,651	517,756
Foschini Group Ltd. (a)	6,537	61,716
Gold Fields Ltd.	38,623	187,503
Growthpoint Properties Ltd.	126,575	221,133
Hyprop Investments Ltd.	7,562	66,572
Impala Platinum Holdings Ltd. (c)	29,321	94,470
Imperial Holdings Ltd.	3,661	37,385
Investec Ltd. (a)	7,549	46,282
Liberty Holdings Ltd.	1,922	15,686
Life Healthcare Group Holdings Ltd.	20,938	51,514
Massmart Holdings Ltd.	14,916	127,414
MMI Holdings Ltd.	20,454	31,555
Mondi Ltd.	3,303	60,130
Mr Price Group Ltd.	10,819	152,010
MTN Group Ltd.	80,227	779,677
Naspers Ltd. Class N	22,395	3,419,604
Nedbank Group Ltd.	13,358	169,569
Netcare Ltd. (a)	21,846	46,392
Pick n Pay Stores Ltd. (a)	28,036	136,510

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	29

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
South Africa (continued)
Pioneer Foods Group Ltd.	6,964	$81,717
PSG Group Ltd.	2,684	35,465
Rand Merchant Investment Holdings Ltd.	15,066	42,249
Redefine Properties Ltd.	238,334	182,935
Remgro Ltd.	24,867	431,495
Resilient REIT Ltd.	17,014	152,437
RMB Holdings Ltd.	17,898	68,597
Sanlam Ltd.	87,998	363,538
Sappi Ltd. (c)	61,972	288,506
Sasol Ltd.	27,037	731,452
Shoprite Holdings Ltd.	26,136	296,014
Sibanye Gold Ltd.	36,279	123,524
Spar Group Ltd.	4,305	59,045
Standard Bank Group Ltd.	67,456	587,503
Telkom SA SOC Ltd.	11,210	50,582
Tiger Brands Ltd. (a)	7,701	189,724
Truworths International Ltd.	20,055	116,709
Tsogo Sun Holdings Ltd.	25,000	45,257
Vodacom Group Ltd. (a)	23,375	266,350
Woolworths Holdings Ltd.	41,426	237,208

		12,475,847
South Korea — 3.2%
Amorepacific Corp.	2,183	761,429
Amorepacific Group	1,096	160,831
BGF Retail Co. Ltd.	612	113,951
BNK Financial Group, Inc.	6,269	44,180
Celltrion, Inc. (c)	3,421	287,590
Cheil Worldwide, Inc.	4,081	60,235
CJ CheilJedang Corp.	518	175,438
CJ Corp.	848	149,718
CJ Korea Express Co. Ltd. (c)	414	78,277
Coway Co. Ltd.	1,699	154,698
Daelim Industrial Co. Ltd.	1,073	71,578
Daewoo Engineering & Construction Co. Ltd. (c)	19,237	94,479
Daewoo Securities Co. Ltd.	8,184	55,966
DGB Financial Group, Inc.	5,100	38,619
Dongbu Insurance Co. Ltd.	1,160	69,821
Doosan Heavy Industries & Construction Co. Ltd.	776	14,404
E-Mart, Inc.	1,071	161,617
GS Engineering & Construction Corp. (c)	6,155	150,230
GS Holdings Corp.	1,216	50,498
Hana Financial Group, Inc.	14,915	303,235
Hankook Tire Co. Ltd.	4,552	202,520
Hanmi Pharm Co. Ltd.	208	128,731
Hanmi Science Co. Ltd.	709	95,324
Hanon Systems	3,750	34,320
Hanssem Co. Ltd.	731	101,810
Hanwha Chemical Corp.	4,037	84,350
Hanwha Corp.	4,520	140,419
Hanwha Life Insurance Co. Ltd.	7,120	35,877
Hotel Shilla Co. Ltd.	1,174	69,655
Hyosung Corp.	1,140	124,777
Hyundai Department Store Co. Ltd.	314	35,325
Hyundai Development Co-Engineering & Construction	2,250	78,058
Hyundai Engineering & Construction Co. Ltd.	3,298	96,489
Hyundai Glovis Co. Ltd.	1,138	170,466
Hyundai Heavy Industries Co. Ltd. (c)	1,622	150,172
Hyundai Marine & Fire Insurance Co. Ltd.	1,200	30,599
Hyundai Mobis Co. Ltd.	3,433	755,271
Hyundai Motor Co. (c)	7,769	919,006
Hyundai Motor Co., Preference Shares	852	70,200

Common Stocks	Shares	Value
South Korea (continued)
Hyundai Motor Co., Second Preference Shares	1,756	$147,484
Hyundai Steel Co.	5,604	225,487
Hyundai Wia Corp.	513	39,993
Industrial Bank of Korea	11,789	114,866
Kakao Corp.	1,108	90,160
Kangwon Land, Inc.	7,491	271,811
KB Financial Group, Inc.	19,467	553,562
KCC Corp.	266	88,476
KEPCO Plant Service & Engineering Co. Ltd.	707	39,972
Kia Motors Corp.	13,276	500,232
Korea Aerospace Industries Ltd.	2,530	162,204
Korea Electric Power Corp.	12,939	679,194
Korea Gas Corp.	753	26,180
Korea Investment Holdings Co. Ltd.	1,486	54,784
Korea Zinc Co. Ltd.	398	176,493
Korean Air Lines Co. Ltd. (c)	3,387	76,613
KT Corp.	1,200	30,992
KT&G Corp.	5,534	655,419
Kumho Petrochemical Co. Ltd.	423	22,101
LG Chem Ltd.	2,381	543,746
LG Chem Ltd., Preference Shares	179	29,880
LG Corp.	5,702	317,099
LG Display Co. Ltd.	13,391	310,049
LG Electronics, Inc.	4,891	230,350
LG Household & Health Care Ltd.	443	432,614
LG Innotek Co. Ltd.	954	65,786
LG Uplus Corp.	5,020	47,678
Lotte Chemical Corp.	865	215,288
Lotte Confectionery Co. Ltd.	750	127,295
Lotte Shopping Co. Ltd.	752	133,015
Mirae Asset Securities Co. Ltd.	6,804	137,556
NAVER Corp.	1,412	874,756
NCSoft Corp.	540	111,193
NH Investment & Securities Co. Ltd.	5,312	42,624
OCI Co. Ltd. (c)	1,017	80,621
Orion Corp.	138	113,274
Paradise Co. Ltd.	5,601	74,235
POSCO	3,514	622,507
Posco Daewoo Corp.	1,160	25,481
S-1 Corp.	442	41,443
S-Oil Corp.	3,144	208,350
Samsung C&T Corp.	4,015	432,248
Samsung Card Co. Ltd.	1,210	43,848
Samsung Electro-Mechanics Co. Ltd.	2,177	95,388
Samsung Electronics Co. Ltd.	4,857	6,048,671
Samsung Electronics Co. Ltd., Preference Shares	1,068	1,101,735
Samsung Fire & Marine Insurance Co. Ltd.	1,790	411,127
Samsung Heavy Industries Co. Ltd. (c)	4,858	39,104
Samsung Life Insurance Co. Ltd.	3,994	349,517
Samsung SDI Co. Ltd.	2,189	207,253
Samsung SDS Co. Ltd.	1,671	209,280
Samsung Securities Co. Ltd.	2,400	74,473
Shinhan Financial Group Co. Ltd.	21,504	706,815
Shinsegae Co. Ltd.	670	114,014
SK Holdings Co. Ltd.	1,734	306,483
SK Hynix, Inc.	24,339	692,614
SK Innovation Co. Ltd.	3,761	463,408
SK Networks Co. Ltd.	14,759	76,557
SK Telecom Co. Ltd.	1,726	324,258
Woori Bank	13,531	112,502
Yuhan Corp.	122	32,602

		26,902,923

See Notes to Financial Statements.

30	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Spain — 2.0%
Abertis Infraestructuras SA (a)	28,325	$418,575
ACS Actividades de Construccion y Servicios SA	11,471	314,640
Aena SA (d)	3,841	509,126
Amadeus IT Holding SA, Class A	23,234	1,023,660
Banco Bilbao Vizcaya Argentaria SA	314,792	1,803,584
Banco de Sabadell SA (a)	292,491	387,332
Banco Popular Espanol SA (a)	177,700	230,931
Banco Santander SA	691,096	2,681,918
Bankia SA (a)	308,381	224,492
Bankinter SA	38,876	250,950
CaixaBank SA	189,198	416,987
Distribuidora Internacional de Alimentacion SA (c)	38,924	227,195
Enagas SA (a)	3,839	117,282
Endesa SA (a)	13,298	266,831
Ferrovial SA	25,659	502,351
Gas Natural SDG SA (a)	17,935	356,505
Grifols SA (a)	15,322	348,060
Iberdrola SA	262,986	1,793,976
Industria de Diseno Textil SA	50,755	1,705,061
International Consolidated Airlines Group SA (a)	47,602	235,691
Mapfre SA	66,978	147,095
Red Electrica Corp. SA (a)	2,074	185,319
Repsol SA (a)	48,048	615,921
Telefonica SA	216,147	2,052,059
Zardoya Otis SA (a)	4,481	42,315

		16,857,856
Sweden — 1.9%
Alfa Laval AB	18,245	287,556
Assa Abloy AB, Class B	50,271	1,034,217
Atlas Copco AB, A Shares	33,572	871,937
Atlas Copco AB, B Shares	19,981	473,596
Boliden AB	11,878	232,145
Electrolux AB, Class B	12,094	329,741
Getinge AB, Class B	11,241	232,081
Hennes & Mauritz AB, Class B	46,055	1,354,975
Hexagon AB, Class B	10,638	389,308
Husqvarna AB, Class B	17,215	128,191
ICA Gruppen AB	3,148	105,506
Industrivarden AB, Class C	8,883	144,522
Investor AB, Class B	22,400	752,545
Kinnevik AB	12,764	305,119
Lundin Petroleum AB (c)	9,142	166,596
Millicom International Cellular SA (a)	3,166	194,200
Nordea Bank AB	140,568	1,192,528
Sandvik AB	42,932	429,832
Securitas AB, Class B	18,887	291,574
Skandinaviska Enskilda Banken AB, Class A	69,523	607,331
Skanska AB, Class B	14,682	307,426
SKF AB, Class B	18,910	302,994
Svenska Cellulosa AB, B Shares	30,011	964,273
Svenska Handelsbanken AB, A Shares	70,525	856,209
Swedbank AB, Class A	41,559	872,867
Swedish Match AB	11,349	396,059
Tele2 AB, Class B	12,243	107,485
Telefonaktiebolaget LM Ericsson, Class B	154,231	1,184,888
TeliaSonera AB	135,866	643,390
Volvo AB, Class B	65,438	650,081

		15,809,172

Common Stocks	Shares	Value
Switzerland — 6.6%
ABB Ltd., Registered Shares (c)	92,259	$1,825,998
Actelion Ltd., Registered Shares (c)	5,351	901,095
Adecco SA, Registered Shares	9,034	455,657
Aryzta AG (a)(c)	3,776	139,545
Baloise Holding AG, Registered Shares	2,811	313,090
Barry Callebaut AG, Registered Shares (c)	143	176,069
Cie Financiere Richemont SA, Registered Shares	24,832	1,453,533
Coca-Cola HBC AG (c)	17,206	348,154
Credit Suisse Group AG, Registered Shares (c)	90,687	966,035
Dufry AG (a)(c)	2,230	266,715
EMS-Chemie Holding AG, Registered Shares	450	232,338
Galenica AG	195	262,876
Geberit AG, Registered Shares	2,259	855,624
Givaudan SA, Registered Shares	474	954,411
Glencore PLC (a)(c)	617,224	1,272,171
Julius Baer Group Ltd. (c)	9,335	375,718
Kuehne & Nagel International AG, Registered Shares	2,735	383,200
LafargeHolcim Ltd. (c)	23,444	980,839
Lindt & Spruengli AG	47	280,313
Lindt & Spruengli AG, Registered Shares	6	428,780
Lonza Group AG, Registered Shares (c)	2,009	333,719
Nestle SA, Registered Shares	152,420	11,809,243
Novartis AG, Registered Shares	110,388	9,111,259
Pargesa Holding SA, Bearer Shares	4,151	274,460
Partners Group Holding AG	939	402,423
Roche Holding AG	33,648	8,879,027
Schindler Holding AG, Participation Certificates	1,841	333,309
Schindler Holding AG, Registered Shares	1,042	189,630
SGS SA, Registered Shares	282	645,992
Sika AG, Bearer Shares	114	478,009
Sonova Holding AG, Registered Shares	2,902	385,168
STMicroelectronics NV (a)	37,953	221,585
Swatch Group AG, Bearer Shares (a)	1,687	490,920
Swatch Group AG, Registered Shares	1,971	112,875
Swiss Life Holding AG, Registered Shares (c)	1,676	387,320
Swiss Prime Site AG, Registered Shares (c)	2,212	200,249
Swiss Re AG	16,763	1,464,087
Swisscom AG, Registered Shares	1,123	557,912
Syngenta AG, Registered Shares	4,489	1,723,096
UBS Group AG	177,957	2,309,096
Zurich Insurance Group AG (c)	7,146	1,767,797

		54,949,337
Taiwan — 2.6%
Acer, Inc. (c)	69,504	32,832
Advanced Semiconductor Engineering, Inc.	371,097	422,195
Advantech Co. Ltd.	8,795	67,064
Asia Cement Corp.	57,233	49,752
Asia Pacific Telecom Co. Ltd. (c)	33,000	11,019
Asustek Computer, Inc.	38,220	316,341
AU Optronics Corp.	320,000	110,780
Casetek Holdings Ltd.	6,000	21,155
Catcher Technology Co. Ltd.	36,000	268,422
Cathay Financial Holding Co. Ltd.	455,935	499,739
Chailease Holding Co. Ltd.	23,795	38,795
Chang Hwa Commercial Bank Ltd.	131,794	68,816
Cheng Shin Rubber Industry Co. Ltd.	71,436	150,618
Chicony Electronics Co. Ltd.	15,622	35,354
China Airlines Ltd. (c)	103,687	31,208
China Development Financial Holding Corp.	577,765	140,134
China Life Insurance Co. Ltd.	123,900	96,453

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	31

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Taiwan (continued)
China Steel Corp.	540,638	$352,267
Chunghwa Telecom Co. Ltd.	212,000	766,733
Compal Electronics, Inc.	192,000	121,460
CTBC Financial Holding Co. Ltd.	691,298	363,597
Delta Electronics, Inc.	87,000	424,501
E.Sun Financial Holding Co. Ltd.	359,437	212,933
Eclat Textile Co. Ltd.	7,160	69,436
Eva Airways Corp. (c)	67,689	30,905
Evergreen Marine Corp. Taiwan Ltd.	83,830	31,215
Far Eastern New Century Corp.	210,607	157,607
Far EasTone Telecommunications Co. Ltd.	95,000	230,033
Feng TAY Enterprise Co. Ltd.	14,420	59,953
First Financial Holding Co. Ltd.	445,555	234,295
Formosa Chemicals & Fibre Corp.	181,360	457,882
Formosa Petrochemical Corp.	74,000	201,763
Formosa Plastics Corp.	185,040	448,742
Formosa Taffeta Co. Ltd.	31,000	30,018
Foxconn Technology Co. Ltd.	42,582	100,587
Fubon Financial Holding Co. Ltd.	334,952	394,918
Giant Manufacturing Co. Ltd.	10,000	62,381
Hermes Microvision, Inc.	1,000	41,464
Highwealth Construction Corp.	62,400	103,233
Hiwin Technologies Corp.	10,871	50,558
Hon Hai Precision Industry Co. Ltd.	724,546	1,866,636
Hotai Motor Co. Ltd.	8,000	78,845
HTC Corp.	27,050	87,570
Hua Nan Financial Holdings Co. Ltd.	354,923	184,432
Innolux Corp.	658,494	222,496
Inotera Memories, Inc. (c)	93,000	72,832
Inventec Co. Ltd.	218,470	156,208
Largan Precision Co. Ltd.	5,000	462,416
Lite-On Technology Corp.	99,321	136,794
MediaTek, Inc.	75,255	575,065
Mega Financial Holding Co. Ltd.	510,110	385,832
Merida Industry Co. Ltd.	8,150	34,507
Nan Ya Plastics Corp.	251,790	479,666
Novatek Microelectronics Corp.	23,000	86,201
Pegatron Corp.	105,000	223,012
Phison Electronics Corp.	15,000	130,016
Pou Chen Corp.	92,000	123,833
Powertech Technology, Inc.	70,100	156,518
President Chain Store Corp.	37,000	289,094
Quanta Computer, Inc.	138,000	262,970
Realtek Semiconductor Corp.	53,240	166,049
Ruentex Development Co. Ltd.	47,757	55,862
Ruentex Industries Ltd.	17,521	26,449
Shin Kong Financial Holding Co. Ltd.	292,832	57,643
Siliconware Precision Industries Co.	206,848	315,437
Simplo Technology Co. Ltd.	11,600	40,826
SinoPac Financial Holdings Co. Ltd.	494,136	146,645
Standard Foods Corp.	6,361	15,654
Synnex Technology International Corp.	30,000	32,548
Taishin Financial Holding Co. Ltd.	299,398	115,753
Taiwan Business Bank (c)	242,073	61,643
Taiwan Cement Corp.	105,000	105,020
Taiwan Cooperative Financial Holding Co. Ltd.	389,833	172,298
Taiwan Fertilizer Co. Ltd.	12,000	16,020
Taiwan Mobile Co. Ltd.	98,800	345,330
Taiwan Semiconductor Manufacturing Co. Ltd.	1,199,000	6,042,596
Teco Electric and Machinery Co. Ltd.	39,000	32,981
Transcend Information, Inc.	29,000	88,193

Common Stocks	Shares	Value
Taiwan (continued)
Uni-President Enterprises Corp.	251,950	$497,612
United Microelectronics Corp.	488,000	191,385
Vanguard International Semiconductor Corp.	11,000	18,182
Wistron Corp.	121,993	85,338
WPG Holdings Ltd.	28,270	33,017
Yuanta Financial Holding Co. Ltd.	319,260	103,669
Yulon Motor Co. Ltd.	14,000	11,950
Zhen Ding Technology Holding Ltd.	14,710	26,619

		22,126,820
Thailand — 0.5%
Advanced Info Service PCL — NVDR	52,400	236,035
Airports of Thailand PCL — NVDR	26,500	294,665
Bangkok Bank PCL — NVDR	22,400	101,405
Bangkok Bank PCL, Foreign Registered Shares	30,500	141,208
Bangkok Dusit Medical Services PCL — NVDR	54,300	37,013
Banpu PCL — NVDR (a)	29,500	12,400
BEC World PCL — NVDR (a)	16,900	10,997
BTS Group Holdings PCL — NVDR	152,700	41,781
Bumrungrad Hospital PCL — NVDR	22,400	116,644
Central Pattana PCL — NVDR	27,100	46,177
Charoen Pokphand Foods PCL — NVDR	323,700	265,380
CP ALL PCL — NVDR	280,500	402,342
Delta Electronics Thailand PCL — NVDR	20,000	38,971
Energy Absolute PCL (a)	45,000	27,310
Glow Energy PCL — NVDR	7,600	18,589
Home Product Center PCL — NVDR	82,832	23,417
Indorama Ventures PCL — NVDR	39,200	32,529
IRPC PCL — NVDR	492,400	66,950
Kasikornbank PCL — NVDR	36,500	177,240
Kasikornbank PCL, Foreign Registered Shares	48,700	239,854
Krung Thai Bank PCL — NVDR	143,775	66,972
Minor International PCL — NVDR	34,980	40,206
PTT Exploration & Production PCL — NVDR	76,522	183,780
PTT Global Chemical PCL — NVDR	52,168	88,531
PTT PCL — NVDR	53,000	475,332
Siam Cement PCL — NVDR	5,700	77,437
Siam Cement PCL, Foreign Registered Shares	19,200	260,769
Siam Commercial Bank PCL — NVDR	82,400	327,580
Thai Oil PCL — NVDR	17,800	30,514
Thai Union Group PCL	14,800	9,299
TMB Bank PCL	271,500	16,757
True Corp. PCL — NVDR	355,740	73,032

		3,981,116
Turkey — 0.3%
Akbank TAS	156,050	447,258
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,889	26,296
Arcelik AS	3,960	26,074
BIM Birlesik Magazalar AS	8,104	158,047
Coca-Cola Icecek AS	4,750	58,024
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	92,969	92,594
Eregli Demir ve Celik Fabrikalari TAS	51,754	73,211
Ford Otomotiv Sanayi	2,700	28,737
Haci Omer Sabanci Holding AS	32,457	106,518
KOC Holding AS	17,992	82,282
Petkim Petrokimya Holding	56,271	75,189
TAV Havalimanlari Holding AS	2,171	9,324
Tofas Turk Otomobil Fabrikasi AS	4,704	38,678
Tupras Turkiye Petrol Rafinerileri AS	5,076	112,686
Turk Hava Yollari (a)(c)	26,638	53,064

See Notes to Financial Statements.

32	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Turkey (continued)
Turk Telekomunikasyon AS	10,009	$21,097
Turkcell Iletisim Hizmetleri AS (c)	33,444	122,957
Turkiye Garanti Bankasi AS	133,513	352,665
Turkiye Halk Bankasi	58,372	173,723
Turkiye Is Bankasi, Class C	88,347	140,345
Turkiye Sise ve Cam Fabrikalari AS	39,778	49,183
Turkiye Vakiflar Bankasi Tao, Class D (a)	29,827	46,840
Ulker Biskuvi Sanayi	3,956	28,909
Yapi ve Kredi Bankasi (a)(c)	65,139	90,311

		2,414,012
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	80,031	132,342
Aldar Properties PJSC	61,586	45,408
Arabtec Holding Co. (c)	77,075	28,782
DP World Ltd.	10,522	174,895
Dubai Financial Market	39,225	13,549
Dubai Islamic Bank PJSC	36,085	50,427
Emaar Malls Group PJSC	81,000	62,377
Emaar Properties PJSC	172,958	294,185
Emirates Telecommunications Group Co. PJSC	78,250	403,719
First Gulf Bank PJSC	112,849	387,952
Mediclinic International PLC (a)	17,716	259,359
National Bank of Abu Dhabi PJSC	28,159	74,226

		1,927,221
United Kingdom — 11.5%
3i Group PLC	35,640	261,494
Aberdeen Asset Management PLC	47,482	178,147
Admiral Group PLC	11,495	312,550
Aggreko PLC	10,191	174,297
Anglo American PLC	71,409	699,968
Antofagasta PLC (a)	26,475	165,548
ARM Holdings PLC	70,055	1,064,115
Ashtead Group PLC	25,797	368,482
Associated British Foods PLC	18,131	660,663
AstraZeneca PLC	60,907	3,641,231
Aviva PLC	185,272	976,621
Babcock International Group PLC	15,027	181,680
BAE Systems PLC	153,801	1,076,693
Barclays PLC	793,307	1,475,460
Barratt Developments PLC	48,277	262,338
BHP Billiton PLC	107,556	1,361,328
BP PLC	879,517	5,148,263
British American Tobacco PLC	88,616	5,744,887
British Land Co. PLC	45,237	367,292
BT Group PLC	437,798	2,406,399
Bunzl PLC	19,227	591,586
Burberry Group PLC	21,472	334,006
Capita PLC	33,043	425,776
Carnival PLC	9,212	408,642
Centrica PLC	257,380	778,314
Cobham PLC	98,005	206,480
Coca-Cola European Partners PLC (c)	10,327	370,056
Compass Group PLC	80,904	1,539,229
Croda International PLC	7,020	294,688
Diageo PLC	117,974	3,295,681
Direct Line Insurance Group PLC	65,820	304,296
Dixons Carphone PLC	53,496	229,608
easyJet PLC	8,921	129,637
Fiat Chrysler Automobiles NV	45,604	280,714
Fresnillo PLC	11,261	247,984

Common Stocks	Shares	Value
United Kingdom (continued)
G4S PLC	93,084	$228,089
GKN PLC	101,475	366,878
GlaxoSmithKline PLC	233,235	5,008,718
Hammerson PLC	42,497	306,088
Hargreaves Lansdown PLC	11,100	185,159
HSBC Holdings PLC	936,872	5,804,436
ICAP PLC	22,617	127,259
IMI PLC	17,672	229,017
Imperial Brands PLC	46,369	2,514,717
Inmarsat PLC	25,312	272,784
InterContinental Hotels Group PLC	9,130	336,716
Intertek Group PLC	7,802	363,521
Intu Properties PLC	39,383	153,113
Investec PLC	22,696	141,073
ITV PLC	194,650	466,707
J. Sainsbury PLC	57,848	180,207
Johnson Matthey PLC	10,060	377,323
Kingfisher PLC	117,839	506,128
Land Securities Group PLC	41,762	581,138
Legal & General Group PLC	267,915	685,888
Lloyds Banking Group PLC	3,280,555	2,376,070
London Stock Exchange Group PLC	15,659	532,068
Marks & Spencer Group PLC	87,368	374,155
Meggitt PLC	42,920	233,289
Merlin Entertainments PLC (d)	43,755	257,672
Mondi PLC	18,175	340,281
National Grid PLC	178,343	2,622,591
Next PLC	7,051	465,901
Old Mutual PLC	250,936	677,895
Pearson PLC	43,957	571,797
Persimmon PLC	15,176	294,288
Petrofac Ltd.	14,308	148,726
Provident Financial PLC	7,347	226,536
Prudential PLC	119,915	2,034,825
Randgold Resources Ltd.	5,702	639,864
Reckitt Benckiser Group PLC	30,707	3,079,039
RELX NV (a)	49,245	851,969
RELX PLC	54,420	1,002,113
Rio Tinto PLC	60,525	1,880,301
Rolls-Royce Holdings PLC (c)	94,268	899,784
Royal Bank of Scotland Group PLC (c)	158,796	359,856
Royal Mail PLC	43,082	289,448
RSA Insurance Group PLC	54,630	366,150
SABMiller PLC	46,084	2,687,576
Sage Group PLC	57,581	497,705
Schroders PLC	7,414	234,287
Segro PLC	45,868	254,239
Severn Trent PLC	12,513	408,289
Sky PLC	49,764	565,490
Smith & Nephew PLC	44,736	759,669
Smiths Group PLC	22,769	351,854
SSE PLC	45,297	942,773
St. James’s Place PLC	26,679	281,351
Standard Chartered PLC	158,628	1,203,506
Standard Life PLC	93,066	367,178
Tate & Lyle PLC	18,661	166,847
Taylor Wimpey PLC	149,204	264,700
Tesco PLC (c)	414,229	972,855
Travis Perkins PLC	13,060	257,673
Unilever PLC	62,206	2,980,609
United Utilities Group PLC	37,850	524,613
Vodafone Group PLC	1,280,165	3,903,040
Weir Group PLC	13,734	265,251

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	33

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Whitbread PLC	9,265	$433,502
William Hill PLC	49,735	171,314
WM Morrison Supermarkets PLC (a)	110,313	276,930
Wolseley PLC	11,616	601,518
WPP PLC	63,087	1,314,820

		96,011,319
United States — 0.0%
Ball Corp.	1,885	134,212
Total Common Stocks — 96.8%		809,057,594

Preferred Stocks
Germany — 0.3%
Henkel AG & Co. KGaA Preference Shares, 0.00%	8,131	993,694
Volkswagen AG, Preference Shares, 0.00% (a)	10,129	1,226,827
Total Preferred Securities — 0.3%		2,220,521

Rights
Chile — 0.0%
Empresa Nacional de Telecomunicaciones SA (Expires 07/16/22) (c)	556	538
Hong Kong — 0.0%
Noble Group Ltd. (Expires 07/16/20) (c)	131,000	8,752

Rights	Shares	Value
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 07/16/18) (c)	11,471	$8,058
Repsol SA (Expires 07/16/08) (a)(c)	48,048	15,623

		23,681
Total Rights — 0.0%		32,971
Total Long-Term Investments (Cost — $857,314,978) — 97.1%		811,311,086

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (e)(f)(g)	50,313,990	50,316,668
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (e)(f)(g)	14,915,521	14,915,521
Total Short-Term Securities (Cost — $65,232,189) — 7.8%		65,232,189
Total Investments (Cost — $922,547,167) — 104.9%		876,543,275
Liabilities in Excess of Other Assets — (4.9)%		(40,761,542)

Net Assets — 100.0%		$835,781,733

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

(f)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at June 30, 2016	Value at June 30, 2016	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	25,023,891	25,292,777	50,316,668	$50,316,668	$173,739	[1]
BlackRock Cash Funds: Prime, SL Agency Shares	16,634,043	(1,718,522)	14,915,521	$14,915,521	$66,898	[1]
Total				$65,232,189	$240,637

[1]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrower of securities.

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
203	E-Mini MSCI EAFE Index	September 2016	$16,394,280	$121,895
96	MSCI Emerging Markets Mini Index	September 2016	$4,006,560	137,944
59	S&P/TSX 60 Index	September 2016	$1,859,348	11,639
Total				$271,478

See Notes to Financial Statements.

34	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	Net unrealized appreciation	[1]	—	—	$271,478	—	—	—	$271,478
[1]

Includes cumulative appreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	—	—	$236,779	—	—	—	$236,779
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$204,829	—	—	—	$204,829

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,468,400
Average notional value of contracts — short	$324,977	[1]
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$41,516,756	—	$41,516,756
Austria	—	1,001,713	—	1,001,713
Belgium	—	8,755,543	—	8,755,543
Brazil	$13,083,978	—	—	13,083,978
Canada	55,191,242	—	—	55,191,242
Chile	2,100,811	—	—	2,100,811
China	9,344,846	29,554,845	—	38,899,691
Colombia	899,232	—	—	899,232
Czech Republic	—	271,183	—	271,183
Denmark	—	11,195,449	—	11,195,449
Finland	—	5,741,279	—	5,741,279
France	—	54,364,744	—	54,364,744
Germany	—	47,410,577	—	47,410,577
Greece	28,514	554,056	—	582,570
Hong Kong	205,930	27,556,690	—	27,762,620
Hungary	—	599,850	—	599,850
India	3,428,145	12,064,975	—	15,493,120
Indonesia	—	4,835,184	—	4,835,184

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	35

Schedule of Investments (concluded)	Total International ex U.S. Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Ireland	—	$6,980,937	—	$6,980,937
Israel	$1,048,698	3,444,894	—	4,493,592
Italy	—	10,567,840	—	10,567,840
Japan	216,267	133,503,015	—	133,719,282
Luxembourg	—	76,524	—	76,524
Malaysia	869,346	4,558,686	—	5,428,032
Malta	—	174,833	—	174,833
Mexico	7,764,031	—	—	7,764,031
Netherlands	4,997,733	24,021,419	—	29,019,152
New Zealand	—	1,055,733	—	1,055,733
Norway	—	3,682,258	—	3,682,258
Peru	844,861	—	—	844,861
Philippines	—	2,738,663	—	2,738,663
Poland	23,680	2,042,714	—	2,066,394
Portugal	—	734,621	—	734,621
Qatar	166,067	1,589,914	—	1,755,981
Romania	126,445	—	—	126,445
Russia	249,838	6,607,083	—	6,856,921
Singapore	—	7,676,117	—	7,676,117
South Africa	414,065	12,061,768	$14	12,475,847
South Korea	168,738	26,734,185	—	26,902,923
Spain	—	16,857,856	—	16,857,856
Sweden	—	15,809,172	—	15,809,172
Switzerland	—	54,949,337	—	54,949,337
Taiwan	—	22,126,820	—	22,126,820
Thailand	—	3,981,116	—	3,981,116
Turkey	26,296	2,387,716	—	2,414,012
United Arab Emirates	403,719	1,523,502	—	1,927,221
United Kingdom	370,056	95,641,263	—	96,011,319
United States	134,212	—	—	134,212
Preferred Stocks	—	2,220,521	—	2,220,521
Rights	24,219	8,752	—	32,971
Short-Term Securities	65,232,189	—	—	65,232,189

Total	$167,363,158	$709,180,103	$14	$876,543,275

Derivative Financial Instruments[1]
Assets:
Equity contracts	$271,478	—	—	$271,478
[1] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$1,299,620	—	—	$1,299,620
Foreign currency at value	4,718,948	—	—	4,718,948
Liabilities:
Collateral on securities loaned at value	—	$(51,591,757)	—	(51,591,757)

Total	$6,018,568	$(51,591,757)	—	$(45,573,189)

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

36	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Statement of Assets and Liabilities	Total International ex U.S. Index Master Portfolio

June 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $49,115,481) (cost — $857,314,978)	$811,311,086
Investments at value — affiliated (cost — $65,232,189)	65,232,189
Foreign currency at value (cost — $4,757,876)	4,718,948
Cash pledged for futures contracts	1,299,620
Receivables:
Dividends — unaffiliated	2,576,414
Contributions from investors	1,787,033
Investments sold	471,377
Variation margin on futures contracts	285,343
Securities lending income — affiliated	27,826
Dividends — affiliated	4,462
Prepaid expenses	1,448

Total assets	887,715,746

Liabilities
Collateral on securities loaned at value	51,591,757
Payables:
Investment advisory fees	19,286
Investments purchased	238,853
Trustees’ fees	4,170
Other accrued expenses	79,947

Total liabilities	51,934,013

Net Assets	$835,781,733

Net Assets Consist of
Investors’ capital	$881,583,782
Net unrealized appreciation (depreciation)	(45,802,049)

Net Assets	$835,781,733

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	37

Statement of Operations	Total International ex U.S. Index Master Portfolio

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Dividends — unaffiliated	$17,971,841
Securities lending — affiliated — net	231,383
Dividends — affiliated	9,254
Foreign taxes withheld	(2,467,917)

Total income	15,744,561

Expenses
Accounting services	150,784
Investment advisory	120,039
Professional	25,951
Independent Trustees	15,266
Printing	562
Miscellaneous	4,539

Total expenses	317,141
Less fees waived and/or reimbursed by the Manager	(3,995)

Total expenses after fees waived and/or reimbursed	313,146

Net investment income	15,431,415

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(10,320,533)
Futures contracts	236,779
Foreign currency transactions	151,227

(9,932,527)

Net change in unrealized appreciation (depreciation) on:
Investments	(5,977,223)
Futures contracts	204,829
Foreign currency translations	(42,022)

(5,814,416)

Net realized and unrealized loss	(15,746,943)

Net Decrease in Net Assets Resulting from Operations	$(315,528)

See Notes to Financial Statements.

38	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Statements of Changes in Net Assets	Total International ex U.S. Index Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$15,431,415	$21,060,000
Net realized loss	(9,932,527)	(6,192,960)
Net change in unrealized appreciation (depreciation)	(5,814,416)	(60,069,497)

Net decrease in net assets resulting from operations	(315,528)	(45,202,457)

Capital Transactions
Proceeds from contributions	93,382,459	352,378,750
Value of withdrawals	(93,922,141)	(61,736,783)

Net increase (decrease) in net assets derived from capital transactions	(539,682)	290,641,967

Net Assets
Total increase (decrease) in net assets	(855,210)	245,439,510
Beginning of period	836,636,943	591,197,433

End of period	$835,781,733	$836,636,943

Financial Highlights	Total International ex U.S. Index Master Portfolio

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period from June 30, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Total Return
Total Return	(0.01)%[2]	(5.80)%	(4.68)%	13.96%	16.65%	(18.04)%[2]

Ratios to Average Net Assets
Total expenses	0.08%[3]	0.08%	0.15%[4]	0.25%	0.42%	1.47%[3,5]

Total expenses after fees waived and/or reimbursed	0.08%[3]	0.07%	0.12%[4]	0.24%	0.32%	0.33%[3]

Net investment income	3.86%[3]	2.71%	3.08%[4]	2.60%	2.23%	1.76%[3]

Supplemental Data
Net assets, end of period (000)	$835,782	$836,637	$591,197	$556,443	$381,056	$ 43,554

Portfolio turnover rate	4%	6%	49%	36%	42%	4%

[1]	Commencement of operations.
[2]	Aggregate total return.
[3]	Annualized.
[4]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.
[5]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.48%.

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	39

Notes to Financial Statements (Unaudited)	Total International ex U.S. Index Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as non-diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

40	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

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Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Master Portfolio’s investments and derivative financial instruments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net

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Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
BNP Paribas Securities Corp.	$192,448	$(192,448)	—
Citigroup Global Markets, Inc	3,629,662	(3,629,662)	—
Credit Suisse Securities (USA) LLC	1,270,281	(1,270,281)	—
Deutsche Bank AG	5,756	(5,756)	—
Deutsche Bank Securities, Inc.	1,147,177	(1,147,177)	—
JP Morgan Securities LLC.	1,216,809	(1,216,809)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,337,823	(2,337,823)	—
Mizuho Securities USA, Inc.	4,337,921	(4,337,921)	—
Morgan Stanley & Co.	7,641,363	(7,641,363)	—
Nomura Securities International, Inc.	4,662,637	(4,662,637)	—
SG Americas Securities LLC.	6,435	(6,435)	—
State Street Bank and Trust Co.	22,667,169	(22,667,169)	—

Total	$49,115,481	$(49,115,481)	—

[1]

Collateral with a value of $ 51,591,757 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as equity risk and foreign currency exchange rate risk. Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized

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Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: The Master Portfolio enters into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Master Netting Arrangements: In order to define the Master Portfolio contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee, which is determined by calculating a percentage of the Master Portfolio’s average daily net assets based on the annual rate of 0.03%.

Expense Limitations, Waivers and Reimbursements

The Manager, with respect to the Master Portfolio, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Master Portfolio’s business.

The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to May 1, 2017, unless approved by the Board, including a majority of the independent trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”) or by a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June, 30, 2016, the amount waived was $2,792.

The Manager, with respect to the Master Portfolio, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2016, the amount waived was $1,203.

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated – net in the Statement of Operations. For the six months ended June 30, 2016, the Master Portfolio paid BTC $57,827 in total for securities lending agent services and collateral investment fees.

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Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Officers and Trustees

The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. BTC has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2017.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

7. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments, excluding short-term securities, were $29,026,928 and $34,065,183 respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$926,119,434

Gross unrealized appreciation	$65,043,944
Gross unrealized depreciation	(114,620,103)

Net unrealized depreciation	$(49,576,159)

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2016, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk).

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Notes to Financial Statements (concluded)	Total International ex U.S. Index Master Portfolio

The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

The United Kingdom has voted to withdraw from the European Union on June 23, 2016, which may introduce significant new uncertainties and instability in the financial markets across Europe.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	47

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. BlackRock Total International ex U.S. Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to

48	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (continued)

better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge1, as well as the performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2017. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	49

Disclosure of Investment Advisory Agreement (continued)

and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category and the performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past four one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for all periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s/Portfolio’s contractual management fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual management rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s/Portfolio’s actual management fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

50	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (continued)

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the Master Portfolio or the Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Master Portfolio’s/Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Portfolio’s total expense ratio each ranked in the first quartile relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis. The Board noted that BlackRock proposed, and the Board agreed to, a lower contractual expense cap on the Portfolio on a class-by-class basis. This expense cap reduction was implemented on April 30, 2015. The Board also noted that BlackRock proposed, and the Board agreed to a contractual reduction of the Master Portfolio’s advisory fee and the Portfolio’s administration fee. These reductions were implemented on April 30, 2015.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	51

Disclosure of Investment Advisory Agreement (concluded)

to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust/MIP.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

52	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Additional Information

Proxy Results

BlackRock Funds III

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of the Trust.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	61,938,311,360	43,835,788
Susan J. Carter	61,780,259,925	201,887,223
Collette Chilton	61,948,124,716	34,022,432
Neil A. Cotty	61,775,834,676	206,312,472
Matina S. Horner	61,940,727,663	41,419,485
Rodney D. Johnson	61,941,649,924	40,497,224
Cynthia A. Montgomery	61,943,332,673	38,814,475
Joseph P. Platt	61,944,232,208	37,914,940
Robert C. Robb, Jr.	61,944,234,953	37,912,195
Mark Stalnecker	61,943,725,951	38,421,197
Kenneth L. Urish	61,944,152,210	37,994,938
Claire A. Walton	61,784,560,644	197,586,504
Frederick W. Winter	61,939,767,717	42,379,431
Barbara G. Novick	61,947,782,498	34,364,650
John M. Perlowski	61,944,381,941	37,765,207

*	Denotes Trust-wide proposal and voting results.

Master Investment Portfolio

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of MIP.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	93,744,625,170	102,294,210
Susan J. Carter	93,564,604,497	282,314,883
Collette Chilton	93,778,667,881	68,251,499
Neil A. Cotty	93,524,182,594	322,736,786
Matina S. Horner	93,744,748,738	102,170,642
Rodney D. Johnson	93,743,366,844	103,552,536
Cynthia A. Montgomery	93,738,956,489	107,962,891
Joseph P. Platt	93,750,384,350	96,535,030
Robert C. Robb, Jr.	93,749,078,613	97,840,767
Mark Stalnecker	93,668,711,867	178,207,513
Kenneth L. Urish	93,694,700,012	152,219,368
Claire A. Walton	93,569,519,963	277,399,417
Frederick W. Winter	93,699,601,190	147,318,190
Barbara G. Novick	93,778,480,450	68,438,930
John M. Perlowski	93,744,975,345	101,944,035

*	Denotes Trust-wide proposal and voting results.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	53

Additional Information (continued)

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/ Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

54	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	JUNE 30, 2016	55

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TIEXUS-6/16-SAR

JUNE 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock U.S. Total Bond Index Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape long term drove investors to high quality assets, pushing already-low global yields to even lower levels.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.84%	3.99%
U.S. small cap equities (Russell 2000® Index)	2.22	(6.73)
International equities (MSCI Europe, Australasia, Far East Index)	(4.42)	(10.16)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.05)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.15	0.19
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	7.95	9.49
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	5.31	6.00
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.35	7.80
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.06	1.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2016

Investment Objective

BlackRock U.S. Total Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Barclays U.S. Aggregate Bond Index (the “Index”).

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2016, the Fund’s Institutional Shares returned 5.29%, Investor A Shares returned 5.17% and Class K Shares returned 5.32%. For the same period, the Index returned 5.31%.

•

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses. The Fund invests all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•

The first quarter of 2016 proved to be an uncertain and volatile period for the global economy and markets, as fears ranged from slowing in China’s growth and attendant trouble in commodity-exporting emerging markets, to concern over the United States’ own growth prospects and questions over the future path of the Fed’s monetary policy. Yet by the end of the quarter, much of the fear had abated and financial conditions appeared more stable. The rapid shift toward negative market sentiment was particularly remarkable considering that at the end of 2015 the Fed felt that economic conditions warranted an end to seven years of near-zero short-term rates. Thus, while many U.S. economic measures disappointed early in the quarter, by the end of March the same measurements appeared to be on a stronger footing and markets reversed losses from earlier in the quarter.

•

The monetary policy statement released in March by the Federal Open Market Committee (“FOMC”) represented a continuation of the “wait-and-see” trend anticipated by the market. The Fed continues to keep the door open to interest rate policy normalization, which it began in December, with the pace of change dictated by economic data and financial conditions. Additionally, the FOMC’s changes to its Statement of Economic Projections also highlighted the likely slower path of interest rate change this year, and some continued uncertainty over U.S. growth prospects in a world of slowing economic growth. Markets continued to attempt to time the next U.S. rate hike, without great conviction, but were rocked in late June after the United Kingdom voted unexpectedly to leave the European Union. Markets had been positioned for a “Remain” outcome to the referendum and reacted neg-

atively and turbulently to the decisive 52% to 48% vote for “Brexit.” Risk assets were routed in the immediate aftermath while the British pound plunged more than 10%, a record one-day drop that took the currency to levels not seen since 1985.

•

A flight to safety following the Brexit result saw sovereign bond yields decline sharply. This came on top of downward moves that had already pushed 10-year yields to record lows in Japan, Germany and the United Kingdom ahead of the Brexit vote, as uncertainty over the outcome heightened. The momentous moves in bond markets saw 10-year yields turn negative in Germany ahead of the referendum and plunge below 1% in the United Kingdom following the result. Following Brexit, the yield of the 10-year U.S. Treasury fell to its lowest level since mid-2012. The aftermath left 10-year yields 29 basis points lower over the second quarter at 1.49% in the United States, 18 basis points lower at (0.23)% in Japan, 29 basis points lower at (0.13)% in Germany and 55 basis points lower at 0.87% in the United Kingdom.

•

The U.K. vote also weighed heavily on oil and industrial commodities, while gold rallied by 5%. The yen, another safe haven, strengthened to 102 per dollar. The yen had not seen such levels since August 2014, which prompted Tokyo officials — who are battling deflation — to reaffirm their intention to intervene in order to stem excessive currency strength.

Describe recent portfolio activity.

•

During the period, the Master Portfolio maintained its objective of seeking to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate as represented by the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included credit quality, industry, maturity structure, coupon rates and call features among other factors.

•	The Master Portfolio held cash committed for pending transactions. The cash balance did not have a material impact on performance.

Describe portfolio positioning at period end.

•	The Master Portfolio remains positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in investment-grade U.S. Government securities and corporate bonds, as well as investment-grade mortgage-backed, asset-backed and commercial mortgage-backed securities.

[3]

A widely recognized unmanaged market-capitalization weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended June 30, 2016

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Average Annual Total Returns
				1 Year	5 Years	10 Years
Institutional	1.76%	1.75%	5.29%	5.83%	3.53%	5.05%
Investor A	1.51	1.50	5.17	5.58	3.28	4.80
Class K	1.81	1.80	5.32	5.88	3.57	5.11
Barclays U.S. Aggregate Bond Index	—	—	5.31	6.00	3.76	5.13

See “About Fund Performance” on page 6 for further information on how performance was calculated.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[5]
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[4]	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[4]	Annualized Expense Ratio
Institutional	$1,000.00	$1,052.90	$0.51	$1,000.00	$1,024.37	$0.50	0.10%
Investor A	$1,000.00	$1,051.70	$1.79	$1,000.00	$1,023.12	$1.76	0.35%
Class K	$1,000.00	$1,053.20	$0.26	$1,000.00	$1,024.61	$0.25	0.05%

[4]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

[5]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 31, 2011, Institutional Shares’ performance results are those of Class K Shares restated to reflect Institutional Shares’ fees.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to March 31, 2011, Investor A Shares’ performance results are those of Class K Shares restated to reflect Investor A Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of services, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and/or distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2016 and held through June 30, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Statement of Assets and Liabilities	BlackRock U.S. Total Bond Index Fund

June 30, 2016 (Unaudited)

Assets
Investments at value — Master Portfolio (cost — $494,254,446)	$513,032,809
Receivable for capital shares sold	2,803,350

Total assets	515,836,159

Liabilities
Payables:
Capital shares redeemed	301,249
Contributions payable to the Master Portfolio	2,502,101
Administration fees	13,644
Service fees	7,831
Income dividends	99,112
Other accrued expenses	10,745

Total liabilities	2,934,682

Net Assets	$512,901,477

Net Assets Consist of
Paid-in capital	$495,688,263
Distributions in excess of net investment income	(1,025,251)
Accumulated net realized loss	(539,898)
Net unrealized appreciation (depreciation)	18,778,363

Net Assets	$512,901,477

Net Asset Value
Institutional — Based on net assets of $102,808,237 and 9,875,099 shares outstanding, unlimited shares authorized, no par value	$10.41

Investor A — Based on net assets of $41,924,940 and 4,028,130 shares outstanding, unlimited shares authorized, no par value	$10.41

Class K — Based on net assets of $368,168,300 and 35,357,097 shares outstanding, unlimited shares authorized, no par value	$10.41

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	7

Statement of Operations	BlackRock U.S. Total Bond Index Fund

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Net investment income allocated from the Master Portfolio:
Interest — unaffiliated	$4,057,723
Interest — affiliated	6,675
Dividend — affiliated	116,665
Securities lending — affiliated — net	2,594
Expenses	(85,847)
Fees waived	24,647

Total income	4,122,457

Fund Expenses
Administration — class specific	65,329
Service — class specific	36,793
Professional	7,026
Miscellaneous	395

Total expenses	109,543
Less fees waived by the Administrator	(7,026)

Total expenses after fees waived	102,517

Net investment income	4,019,940

Realized and Unrealized Loss Allocation from the Master Portfolio
Net realized gain from investments	692,084

Net change in unrealized appreciation (depreciation) on investments	15,153,260

Net realized and unrealized gain	15,845,344

Net Increase in Net Assets Resulting from Operations	$19,865,284

See Notes to Financial Statements.

8	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Statements of Changes in Net Assets	BlackRock U.S. Total Bond Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$4,019,940	$4,060,761
Net realized gain (loss)	692,084	(76,251)
Net change in unrealized appreciation (depreciation)	15,153,260	(3,379,947)

Net increase in net assets resulting from operations	19,865,284	604,563

Distributions to Shareholders[1]
From net investment income:
Institutional	(858,754)	(857,237)
Investor A	(291,238)	(260,313)
Class K	(3,114,531)	(3,138,838)
From net realized gain:
Institutional	—	(82,778)
Investor A	—	(28,069)
Class K	—	(302,505)

Decrease in net assets resulting from distributions to shareholders	(4,264,523)	(4,669,740)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	253,910,387	42,736,554

Net Assets
Total increase in net assets	269,511,148	38,671,377
Beginning of period	243,390,329	204,718,952

End of period	$512,901,477	$243,390,329

Distributions in excess of net investment income, end of period	$(1,025,251)	$(780,668)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	9

Financial Highlights	BlackRock U.S. Total Bond Index Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,						Period March 31, 2011[1] to December 31, 2011
			2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$9.99		$10.17	$9.85		$10.65	$10.57		$10.11

Net investment income[2]	0.10		0.19	0.17		0.15	0.19		0.25
Net realized and unrealized gain (loss)	0.43		(0.16)	0.41		(0.40)	0.22		0.46

Net increase (decrease) from investment operations	0.53		0.03	0.58		(0.25)	0.41		0.71

Distributions:[3]
From net investment income	(0.11)		(0.19)	(0.17)		(0.18)	(0.22)		(0.25)
From net realized gain	—		(0.02)	(0.09)		(0.37)	(0.11)		(0.00)[4]

Total distributions	(0.11)		(0.21)	(0.26)		(0.55)	(0.33)		(0.25)

Net asset value, end of period	$10.41		$9.99	$10.17		$9.85	$10.65		$10.57

Total Return[5]
Based on net asset value	5.29%	[6]	0.33%	5.88%		(2.39)%	3.91%		7.18%	[6]

Ratios to Average Net Assets[7]
Total expenses	0.11%	[8,9,10]	0.12% [11,12]	0.17%	[11,12]	0.26% [13]	0.26%	[13]	0.27%	[8,14]

Total expenses after fees waived	0.10%	[8,9,10]	0.11% [11,12]	0.16%	[11,12]	0.25% [13]	0.25%	[13]	0.25%	[8,14]

Net investment income	2.06%	[8,9,10]	1.85% [11,12]	1.67%	[11,12]	1.48% [13]	1.71%	[13]	2.98%	[8,14]

Supplemental Data
Net assets, end of period (000)	$102,808		$58,043	$34,538		$22,939	$11,534		$53

Portfolio turnover rate of the Master Portfolio[15]	128%		356%	476%		417%	436%		122%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Annualized.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[12]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[13]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[14]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05%.

[15]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period March 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	122%	300%	244%	214%	231%	121%

See Notes to Financial Statements.

10	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Financial Highlights (continued)	BlackRock U.S. Total Bond Index Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,						Period March 31, 2011[1] to December 31, 2011
			2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$9.99		$10.17	$9.85		$10.65	$10.57		$10.11

Net investment income[2]	0.09		0.16	0.15		0.11	0.16		0.22
Net realized and unrealized gain (loss)	0.42		(0.15)	0.41		(0.39)	0.22		0.48

Net increase (decrease) from investment operations	0.51		0.01	0.56		(0.28)	0.38		0.70

Distributions:[3]
From net investment income	(0.09)		(0.17)	(0.15)		(0.15)	(0.19)		(0.24)
From net realized gain	—		(0.02)	(0.09)		(0.37)	(0.11)		(0.00)[4]

Total distributions	(0.09)		(0.19)	(0.24)		(0.52)	(0.30)		(0.24)

Net asset value, end of period	$10.41		$9.99	$10.17		$9.85	$10.65		$10.57

Total Return[5]
Based on net asset value	5.17%	[6]	0.08%	5.63%		(2.63)%	3.66%		7.01%	[6]

Ratios to Average Net Assets[7]
Total expenses	0.36%	[8,9,10]	0.37% [11,12]	0.41%	[11,12]	0.51% [13]	0.51%	[13]	0.53%	[8,14]

Total expenses after fees waived	0.35%	[8,9,10]	0.36% [11,12]	0.40%	[11,12]	0.50% [13]	0.50%	[13]	0.50%	[8,14]

Net investment income	1.82%	[8,9,10]	1.61% [11,12]	1.44%	[11,12]	1.10% [13]	1.45%	[13]	2.65%	[8,14]

Supplemental Data
Net assets, end of period (000)	$41,925		$19,145	$10,732		$3,735	$1,805		$202

Portfolio turnover of rate of the Master Portfolio[15]	128%		356%	476%		417%	436%		122%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[8]	Annualized.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[12]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[13]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[14]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05%.

[15]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				Period March 31, 2011[1] to December 31, 2011
		2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	122%	300%	244%	214%	231%	121%

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	11

Financial Highlights (concluded)	BlackRock U.S. Total Bond Index Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014		2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$9.99		$10.17	$9.85		$10.65	$10.57		$10.17

Net investment income[1]	0.11		0.19	0.17		0.16	0.22		0.35
Net realized and unrealized gain (loss)	0.42		(0.15)	0.41		(0.41)	0.19		0.40

Net increase (decrease) from investment operations	0.53		0.04	0.58		(0.25)	0.41		0.75

Distributions:[2]
From net investment income	(0.11)		(0.20)	(0.17)		(0.18)	(0.22)		(0.35)
From net realized gain	—		(0.02)	(0.09)		(0.37)	(0.11)		(0.00)[3]

Total distributions	(0.11)		(0.22)	(0.26)		(0.55)	(0.33)		(0.35)

Net asset value, end of period	$10.41		$9.99	$10.17		$9.85	$10.65		$10.57

Total Return[4]
Based on net asset value	5.32%	[5]	0.38%	5.94%		(2.35)%	3.94%		7.55%

Ratios to Average Net Assets[6]
Total expenses	0.06%	[7,8,9]	0.07% [10,11]	0.12%	[10,11]	0.21% [12]	0.21%	[10]	0.23%	[13]

Total expenses after fees waived	0.05%	[7,8,9]	0.06% [10,11]	0.10%	[10,11]	0.20% [12]	0.20%	[10]	0.20%	[13]

Net investment income	2.11%	[7,8,9]	1.89% [10,11]	1.72%	[10,11]	1.52% [12]	1.96%	[10]	3.19%	[13]

Supplemental Data
Net assets, end of period (000)	$368,168		$166,203	$159,449		$96,193	$115,516		$122,015

Portfolio turnover rate of the Master Portfolio[14]	128%		356%	476%		417%	436%		122%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[11]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[12]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[13]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05%.

[14]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Portfolio turnover rate (excluding MDRs)	122%	300%	244%	214%	231%	121%

See Notes to Financial Statements.

12	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BlackRock U.S. Total Bond Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2016, the percentage of the Master Portfolio owned by the Fund was 23.5%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A shares bear certain expenses related to shareholder servicing of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

The Fund, together with certain other registered investment companies administered by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds administered by BAL, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	13

Notes to Financial Statements (continued)

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration

The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administration services an annual fee of 0.02% based on the average daily net assets of Class K Shares and 0.07% of the average daily net assets of Institutional and Investor A Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2016, BAL waived $7,026.

For the six months ended June 30, 2016, the following table shows the class specific administration fees borne directly by each class of the Fund:

Institutional	Investor A	Class K	Total
$27,516	$10,212	$27,601	$65,329

Service and Distribution Fees

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of the Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended June 30, 2016, the Investor A service fee was $36,793.

Expense Waivers

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2017.

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

14	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (concluded)

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of December 31, 2015, the Fund had a capital loss carryforward, with no expiration date, available to offset future realized capital gains of $24,583.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,028,301	$51,363,044	3,494,789	$35,345,100
Shares issued to shareholders in reinvestment of distributions	83,677	858,754	92,751	940,015
Shares redeemed	(1,045,569)	(10,713,344)	(1,175,402)	(11,908,283)

Net increase	4,066,409	$41,508,454	2,412,138	$24,376,832

Investor A
Shares sold	2,544,872	$26,022,809	1,692,928	$17,181,316
Shares issued to shareholders in reinvestment of distributions	28,386	291,235	28,480	288,368
Shares redeemed	(461,521)	(4,726,130)	(860,554)	(8,749,332)

Net increase	2,111,737	$21,587,914	860,854	$8,720,352

Class K
Shares sold	21,119,579	$215,290,364	6,441,775	$65,411,564
Shares issued to shareholders in reinvestment of distributions	303,296	3,111,634	336,986	3,418,699
Shares redeemed	(2,697,061)	(27,587,979)	(5,827,054)	(59,190,893)

Net increase	18,725,814	$190,814,019	951,707	$9,639,370

Total Net Increase	24,903,960	$253,910,387	4,224,699	$42,736,554

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	15

Master Portfolio Information	U.S. Total Bond Index Master Portfolio

As of June 30, 2016

Portfolio Composition	Percent of Total Investments

U.S. Treasury Obligations	33%
U.S. Government Sponsored Agency Securities	28
Corporate Bonds	24
Foreign Agency Obligations	3
Non-Agency Mortgage-Backed Securities	1
Municipal Bonds	1
Short-Term Securities	11
TBA Sale Commitments	(1)

Credit Quality Allocation[1]	Percent of Total Investments

AAA/Aaa[2]	65%
AA/Aa	4
A	9
BBB/Baa	11
NR	11

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

16	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
BMW Vehicle Owner Trust, Series 2014-A, Class A4, 1.50%, 2/25/21	$200	$201,269
Capital One Multi-Asset Execution Trust:
Series 2007-A7, Class A7, 5.75%, 7/15/20	1,500	1,587,588
Series 2014-A5, Class A, 1.48%, 7/15/20	400	402,606
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.35%, 2/07/20	170	181,679
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	750	751,610
Honda Auto Receivables Owner Trust, Series 2015-3, Class A4, 1.56%, 10/18/21	2,000	2,019,860
Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	1,000	1,001,131
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	3,000	3,089,188
Toyota Auto Receivables Owner Trust, Series 2014-C, Class A4, 1.44%, 4/15/20	200	201,073
Total Asset-Backed Securities — 0.4%		9,436,004

Corporate Bonds
Aerospace & Defense — 0.5%
Boeing Co.:
2.35%, 10/30/21	75	77,707
6.13%, 2/15/33	100	135,327
3.30%, 3/01/35	65	66,097
3.38%, 6/15/46	250	250,927
Crane Co., 4.45%, 12/15/23	125	132,811
Dover Corp., 3.15%, 11/15/25	250	263,613
Eaton Corp.:
2.75%, 11/02/22	250	256,293
4.00%, 11/02/32	200	213,427
General Dynamics Corp.:
3.88%, 7/15/21	50	55,047
2.25%, 11/15/22	500	511,121
Harris Corp.:
3.83%, 4/27/25	250	265,069
4.85%, 4/27/35	65	71,356
Honeywell International, Inc., 5.30%, 3/01/18	100	107,104
L-3 Communications Corp., 4.95%, 2/15/21	250	273,398
Lockheed Martin Corp.:
2.50%, 11/23/20	1,000	1,031,867
3.55%, 1/15/26	250	271,563
3.60%, 3/01/35	65	65,894
4.07%, 12/15/42	100	106,458
3.80%, 3/01/45	500	511,301
4.70%, 5/15/46	250	294,693
Northrop Grumman Corp.:
1.75%, 6/01/18	250	252,392
3.25%, 8/01/23	500	536,542
4.75%, 6/01/43	375	447,354
Parker-Hannifin Corp., 4.20%, 11/21/34	250	280,562
Precision Castparts Corp.:
1.25%, 1/15/18	75	75,338
2.50%, 1/15/23	150	155,140

Corporate Bonds	Par (000)	Value
Aerospace & Defense (continued)
Precision Castparts Corp. (continued):
4.20%, 6/15/35	$250	$281,752
Raytheon Co.:
4.88%, 10/15/40	250	306,545
4.70%, 12/15/41	100	119,032
Textron, Inc., 3.65%, 3/01/21	350	367,240
Tyco Electronics Group SA, 3.45%, 8/01/24	75	78,719
Tyco International Finance SA, 5.13%, 9/14/45	250	286,653
United Technologies Corp.:
1.78%, 5/04/18 (a)	500	504,492
3.10%, 6/01/22	600	639,562
5.70%, 4/15/40	50	66,079
4.50%, 6/01/42	700	801,718
4.15%, 5/15/45	250	274,593

		10,434,786
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 1/15/24	250	273,170
3.25%, 4/01/26	545	570,090
3.90%, 2/01/35	190	193,144
3.88%, 8/01/42	50	49,204
4.75%, 11/15/45	160	178,307
4.55%, 4/01/46	250	271,274
United Parcel Service, Inc.:
5.13%, 4/01/19	50	55,367
2.45%, 10/01/22	500	519,818
6.20%, 1/15/38	100	143,433

		2,253,807
Airlines — 0.1%
American Airlines Pass Through Trust:
Series 2013-2, Class A, 4.95%, 7/15/24	168	182,734
Series 2016-2, Class AA, 3.20%, 12/15/29	500	516,960
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	43	45,068
Delta Air Lines Pass-Through Trust, Series 2012-1, Class A, 4.75%, 11/07/21	73	77,615
Southwest Airlines Co., 2.75%, 11/06/19	75	77,533
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27	185	200,016
Series 2016-1, Class AA, 3.10%, 1/07/30	500	508,750

		1,608,676
Auto Components — 0.0%
BorgWarner, Inc., 3.38%, 3/15/25	70	71,576
Delphi Corp., 5.00%, 2/15/23	250	265,000
Johnson Controls, Inc.:
3.63%, 7/02/24	80	84,549
4.95%, 7/02/64	250	249,221

		670,346
Automobiles — 0.1%
Ford Motor Co.:
7.45%, 7/16/31	150	201,129

Portfolio Abbreviations

ARB	Airport Revenue Bonds	EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	GO	General Obligation Bonds	RB	Revenue Bonds

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	17

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Automobiles (continued)
Ford Motor Co. (continued):
4.75%, 1/15/43	$350	$370,469
General Motors Co.:
4.88%, 10/02/23	100	106,454
6.60%, 4/01/36	250	286,677
5.20%, 4/01/45	250	247,682
6.75%, 4/01/46	25	29,655

		1,242,066
Banks — 3.2%
Asian Development Bank:
1.75%, 9/11/18	500	510,188
1.88%, 4/12/19	500	513,187
1.63%, 3/16/21	250	254,718
Australia & New Zealand Banking Group Ltd.:
1.50%, 1/16/18	250	251,169
2.25%, 6/13/19	250	255,351
Bancolombia SA, 5.95%, 6/03/21	100	109,350
Bank of Montreal, 1.40%, 4/10/18	230	231,016
Bank of New York Mellon Corp.:
1.35%, 3/06/18	250	251,469
2.20%, 5/15/19	250	255,768
2.30%, 9/11/19	500	510,195
2.45%, 11/27/20	190	195,484
2.50%, 4/15/21	250	259,055
2.05%, 5/03/21	500	507,860
3.55%, 9/23/21	50	54,134
3.00%, 2/24/25	105	110,081
2.80%, 5/04/26	70	72,608
Bank of Nova Scotia:
1.30%, 7/21/17	250	250,454
1.38%, 12/18/17	100	100,317
2.05%, 10/30/18	250	254,024
1.95%, 1/15/19	250	253,704
2.45%, 3/22/21	500	513,754
4.50%, 12/16/25	250	259,742
Barclays PLC:
2.00%, 3/16/18	500	496,150
3.25%, 1/12/21	500	498,248
4.38%, 9/11/24	500	483,385
3.65%, 3/16/25	450	432,706
5.20%, 5/12/26	250	252,591
BB&T Corp.:
5.25%, 11/01/19	100	110,807
2.45%, 1/15/20	250	256,967
2.63%, 6/29/20	250	258,246
BNP Paribas SA:
2.38%, 9/14/17	250	253,600
5.00%, 1/15/21	100	112,314
3.25%, 3/03/23	250	259,985
4.25%, 10/15/24	250	257,088
BPCE SA:
2.50%, 12/10/18	250	256,357
4.00%, 4/15/24	250	272,468
Branch Banking & Trust Co.:
2.30%, 10/15/18	250	256,254
1.45%, 5/10/19	1,000	1,004,010
3.80%, 10/30/26	250	275,332
Citizens Bank NA/Providence:
1.60%, 12/04/17	250	250,105

Corporate Bonds	Par (000)	Value
Banks (continued)
Citizens Bank NA/Providence (continued):
2.50%, 3/14/19	$500	$507,119
Commonwealth Bank of Australia, New York:
1.63%, 3/12/18	500	503,472
2.25%, 3/13/19	250	255,097
2.30%, 3/12/20	250	254,761
Compass Bank:
2.75%, 9/29/19	250	246,890
3.88%, 4/10/25	250	239,907
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
1.70%, 3/19/18	250	252,198
2.25%, 1/14/19	250	254,814
4.63%, 12/01/23	500	527,248
3.38%, 5/21/25	500	522,391
5.25%, 5/24/41	25	31,103
5.25%, 8/04/45	250	277,913
Cooperatieve Rabobank UA:
2.50%, 1/19/21	1,000	1,025,016
3.88%, 2/08/22	150	162,960
Credit Suisse, New York:
1.75%, 1/29/18	500	500,416
2.30%, 5/28/19	600	608,032
5.40%, 1/14/20	150	162,837
3.00%, 10/29/21	250	256,075
Discover Bank/Greenwood Delaware, 7.00%, 4/15/20	500	569,451
Fifth Third Bancorp:
3.50%, 3/15/22	100	105,902
4.30%, 1/16/24	250	266,266
Fifth Third Bank:
1.45%, 2/28/18	200	200,992
2.88%, 10/01/21	200	206,578
3.85%, 3/15/26	500	525,081
HSBC Bank USA NA, 4.88%, 8/24/20	500	543,199
HSBC Finance Corp., 6.68%, 1/15/21	161	180,401
HSBC Holdings PLC:
3.40%, 3/08/21	500	515,212
4.88%, 1/14/22	150	164,597
3.60%, 5/25/23	750	766,477
4.25%, 3/14/24	500	505,892
4.25%, 8/18/25	500	504,562
4.30%, 3/08/26	1,000	1,057,574
6.50%, 5/02/36	200	240,130
6.80%, 6/01/38	250	311,406
5.25%, 3/14/44	250	264,130
HSBC USA, Inc.:
2.25%, 6/23/19	250	251,180
2.35%, 3/05/20	1,000	999,670
2.75%, 8/07/20	250	251,966
Huntington Bancshares, Inc., 3.15%, 3/14/21	250	258,980
International Bank for Reconstruction & Development, 1.38%, 3/30/20	750	757,868
Intesa Sanpaolo SpA:
3.88%, 1/16/18	200	205,200
5.25%, 1/12/24	250	266,084
KeyCorp:
2.30%, 12/13/18	340	345,541
2.90%, 9/15/20	500	517,143
5.10%, 3/24/21	100	112,492

See Notes to Financial Statements.

18	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
KFW:
0.88%, 12/15/17	$1,000	$1,001,711
1.00%, 1/26/18	500	501,585
0.88%, 4/19/18	2,000	2,003,100
1.13%, 8/06/18	1,500	1,509,087
1.13%, 11/16/18	1,500	1,509,237
1.88%, 4/01/19	500	513,363
1.88%, 6/30/20	750	771,626
1.63%, 3/15/21	1,250	1,273,640
1.50%, 6/15/21	500	506,263
2.13%, 1/17/23	200	208,062
Korea Development Bank:
1.50%, 1/22/18	200	200,362
3.00%, 3/17/19	350	363,791
Landwirtschaftliche Rentenbank:
0.88%, 9/12/17	750	751,089
2.25%, 10/01/21	500	522,417
Lloyds Bank PLC:
2.35%, 9/05/19	350	352,107
2.40%, 3/17/20	750	756,475
2.70%, 8/17/20	250	254,360
Lloyds Banking Group PLC:
4.65%, 3/24/26	250	253,153
4.58%, 12/10/25 (b)	250	251,315
Manufacturers & Traders Trust Co.:
1.40%, 7/25/17	250	250,261
1.45%, 3/07/18	250	250,567
2.10%, 2/06/20	250	252,933
MUFG Union Bank NA, 2.63%, 9/26/18	250	255,474
National Australia Bank Ltd., 2.00%, 1/14/19	500	506,926
Oesterreichische Kontrollbank AG, 1.63%, 3/12/19	500	508,151
PNC Bank NA (c):
2.20%, 1/28/19	500	510,169
2.25%, 7/02/19	350	357,520
2.30%, 6/01/20	500	512,187
2.45%, 11/05/20	250	256,870
2.95%, 1/30/23	250	254,571
2.95%, 2/23/25	250	258,193
PNC Funding Corp., 3.30%, 3/08/22 (c)	150	159,526
Regions Financial Corp., 2.00%, 5/15/18	250	250,437
Royal Bank of Canada:
1.40%, 10/13/17	225	225,680
2.20%, 7/27/18	250	254,910
1.80%, 7/30/18	250	252,722
2.00%, 12/10/18	250	254,643
2.15%, 3/06/20	250	254,312
2.50%, 1/19/21	250	258,315
4.65%, 1/27/26	200	213,990
Santander Holdings USA, Inc.:
3.45%, 8/27/18	250	255,180
2.70%, 5/24/19	500	502,406
2.65%, 4/17/20	150	148,121
Santander Issuances SAU, 5.18%, 11/19/25	200	199,807
Santander UK Group Holdings PLC:
2.88%, 10/16/20	65	64,498
3.13%, 1/08/21	75	75,163
Santander UK PLC:
1.65%, 9/29/17	250	249,949
2.00%, 8/24/18	195	195,291

Corporate Bonds	Par (000)	Value
Banks (continued)
Santander UK PLC (continued):
2.50%, 3/14/19	$500	$505,101
2.38%, 3/16/20	250	250,497
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17	250	250,013
1.80%, 7/18/17	250	251,405
2.45%, 1/10/19	250	255,332
2.45%, 1/16/20	250	255,478
2.45%, 10/20/20	500	511,929
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 3/09/21	500	521,136
3.78%, 3/09/26	500	544,492
SunTrust Banks, Inc.:
2.35%, 11/01/18	250	253,895
2.90%, 3/03/21	500	517,690
Svenska Handelsbanken AB:
1.63%, 3/21/18	250	251,594
2.45%, 3/30/21	500	513,650
Toronto-Dominion Bank:
1.63%, 3/13/18	500	504,663
1.40%, 4/30/18	250	250,932
2.25%, 11/05/19	300	307,854
2.13%, 4/07/21	500	508,839
US Bancorp:
1.95%, 11/15/18	225	229,725
4.13%, 5/24/21	50	55,684
US Bank NA:
1.35%, 1/26/18	500	501,869
1.40%, 4/26/19	750	754,351
2.13%, 10/28/19	250	256,258
2.80%, 1/27/25	500	520,668
Wells Fargo & Co.:
5.63%, 12/11/17	250	265,770
1.50%, 1/16/18	250	251,400
2.15%, 1/15/19	250	255,229
2.13%, 4/22/19	350	357,536
1.75%, 5/24/19	500	506,764
2.15%, 1/30/20	460	467,803
2.60%, 7/22/20	500	513,858
3.00%, 1/22/21	250	261,226
2.50%, 3/04/21	740	758,823
3.45%, 2/13/23	450	465,628
4.48%, 1/16/24	250	274,036
3.00%, 2/19/25	350	358,479
3.55%, 9/29/25	1,000	1,065,740
3.00%, 4/22/26	250	254,838
4.10%, 6/03/26	520	556,198
4.30%, 7/22/27	500	539,865
5.38%, 11/02/43	400	465,989
5.61%, 1/15/44	306	366,052
4.65%, 11/04/44	345	363,857
3.90%, 5/01/45	150	157,443
4.90%, 11/17/45	250	273,576
4.40%, 6/14/46	250	254,704
Westpac Banking Corp.:
1.50%, 12/01/17	250	251,224
1.60%, 1/12/18	250	251,383
2.25%, 1/17/19	350	357,379
4.88%, 11/19/19	50	55,317

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	19

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Westpac Banking Corp. (continued):
2.60%, 11/23/20	$500	$516,812
2.85%, 5/13/26	500	507,645

		70,681,608
Beverages — 0.7%
Anheuser-Busch Cos. LLC, 6.45%, 9/01/37	100	133,307
Anheuser-Busch InBev Finance, Inc.:
2.15%, 2/01/19	500	510,676
2.65%, 2/01/21	1,160	1,202,937
2.63%, 1/17/23	500	505,846
3.30%, 2/01/23	750	790,252
3.65%, 2/01/26	1,500	1,606,869
4.70%, 2/01/36	500	561,864
4.63%, 2/01/44	400	448,945
4.90%, 2/01/46	1,470	1,722,608
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17	500	501,381
7.75%, 1/15/19	250	289,226
2.50%, 7/15/22	200	203,472
8.20%, 1/15/39	150	239,062
3.75%, 7/15/42	50	50,029
Coca-Cola Co.:
1.15%, 4/01/18	250	251,736
1.65%, 11/01/18	500	507,526
1.88%, 10/27/20	500	511,020
2.45%, 11/01/20	350	365,085
2.88%, 10/27/25	125	132,395
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	250	254,809
Diageo Capital PLC:
5.75%, 10/23/17	100	105,966
3.88%, 4/29/43	125	131,098
Diageo Investment Corp.:
2.88%, 5/11/22	100	105,079
4.25%, 5/11/42	250	276,876
Dr Pepper Snapple Group, Inc.:
3.20%, 11/15/21	25	26,475
2.70%, 11/15/22	100	101,252
7.45%, 5/01/38	250	365,354
Molson Coors Brewing Co.:
3.50%, 5/01/22	75	79,578
3.00%, 7/15/26 (d)	95	94,906
5.00%, 5/01/42	250	280,187
Pepsi Bottling Group, Inc., Series B, 7.00%, 3/01/29	200	286,959
PepsiCo, Inc.:
1.25%, 8/13/17	500	502,299
2.25%, 1/07/19	250	256,869
2.75%, 3/05/22	250	261,915
3.10%, 7/17/22	500	532,314
2.75%, 3/01/23	300	314,005
3.60%, 3/01/24	250	274,704
3.50%, 7/17/25	250	273,420
2.85%, 2/24/26	500	523,592
4.88%, 11/01/40	100	119,173
3.60%, 8/13/42	100	102,043
4.45%, 4/14/46	250	291,745

		16,094,854

Corporate Bonds	Par (000)	Value
Biotechnology — 0.4%
Amgen, Inc.:
2.20%, 5/22/19	$250	$256,422
3.45%, 10/01/20	100	106,940
2.70%, 5/01/22	500	514,567
3.13%, 5/01/25	500	521,615
4.40%, 5/01/45	175	181,801
4.66%, 6/15/51 (b)	904	944,511
Biogen, Inc.:
4.05%, 9/15/25	95	102,263
5.20%, 9/15/45	250	281,136
Celgene Corp.:
2.88%, 8/15/20	500	517,065
3.25%, 8/15/22	150	154,927
3.55%, 8/15/22	750	785,755
3.88%, 8/15/25	500	533,332
5.25%, 8/15/43	145	162,987
Gilead Sciences, Inc.:
2.55%, 9/01/20	500	519,545
3.70%, 4/01/24	500	541,433
3.50%, 2/01/25	170	181,234
3.65%, 3/01/26	325	353,658
4.60%, 9/01/35	350	389,163
5.65%, 12/01/41	50	62,575
4.50%, 2/01/45	150	163,502
4.75%, 3/01/46	500	568,551

		7,842,982
Building Products — 0.0%
Owens Corning:
4.20%, 12/15/22	150	159,950
4.20%, 12/01/24	250	261,595

		421,545
Capital Markets — 1.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	150	162,364
Ares Capital Corp., 3.88%, 1/15/20	300	310,301
Brookfield Asset Management, Inc., 4.00%, 1/15/25	250	253,953
Charles Schwab Corp.:
2.20%, 7/25/18	75	76,271
4.45%, 7/22/20	100	110,897
3.00%, 3/10/25	80	83,531
CME Group, Inc.:
3.00%, 3/15/25	250	261,148
5.30%, 9/15/43	100	127,762
Franklin Resources, Inc., 2.80%, 9/15/22	150	155,331
Goldman Sachs Capital I, 6.35%, 2/15/34	250	293,991
Goldman Sachs Group, Inc.:
5.95%, 1/18/18	300	319,586
2.38%, 1/22/18	250	253,360
2.90%, 7/19/18	500	513,085
2.63%, 1/31/19	500	511,734
7.50%, 2/15/19	150	171,542
2.55%, 10/23/19	755	772,482
2.60%, 4/23/20	600	609,986
2.88%, 2/25/21	1,000	1,025,217
2.63%, 4/25/21	500	507,064
5.75%, 1/24/22	350	406,336
3.63%, 1/22/23	150	157,344
4.00%, 3/03/24	425	454,355

See Notes to Financial Statements.

20	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
3.85%, 7/08/24	$500	$530,155
3.50%, 1/23/25	500	513,754
3.75%, 5/22/25	250	261,093
4.25%, 10/21/25	1,050	1,085,373
3.75%, 2/25/26	380	399,950
6.13%, 2/15/33	400	498,762
6.75%, 10/01/37	650	801,797
5.15%, 5/22/45	250	260,815
Invesco Finance PLC, 4.00%, 1/30/24	250	273,514
Jefferies Group LLC, 5.13%, 4/13/18	500	522,975
Lazard Group LLC, 4.25%, 11/14/20	150	159,661
Legg Mason, Inc., 5.63%, 1/15/44	125	128,426
Morgan Stanley:
3.88%, 1/27/26	500	530,794
1.88%, 1/05/18	250	251,414
6.63%, 4/01/18	500	541,886
2.45%, 2/01/19	925	942,367
7.30%, 5/13/19	500	574,480
2.38%, 7/23/19	500	508,250
5.63%, 9/23/19	250	277,377
2.65%, 1/27/20	500	508,244
2.50%, 4/21/21	500	505,230
5.50%, 7/28/21	100	114,188
4.88%, 11/01/22	500	547,528
3.75%, 2/25/23	500	529,587
4.10%, 5/22/23	250	259,216
3.88%, 4/29/24	250	267,604
3.70%, 10/23/24	500	523,187
4.00%, 7/23/25	505	540,748
5.00%, 11/24/25	250	273,698
4.35%, 9/08/26	500	523,059
3.95%, 4/23/27	250	252,825
7.25%, 4/01/32	50	69,310
6.38%, 7/24/42	50	67,711
4.30%, 1/27/45	250	263,137
NASDAQ OMX Group, Inc., 4.25%, 6/01/24	250	263,649
Nomura Holdings, Inc., 2.75%, 3/19/19	250	255,835
State Street Corp.:
3.10%, 5/15/23	250	258,629
3.30%, 12/16/24	405	433,058
TD Ameritrade Holding Corp., 2.95%, 4/01/22	250	260,479

		23,317,405
Chemicals — 0.5%
Agrium, Inc.:
3.15%, 10/01/22	50	50,928
3.50%, 6/01/23	250	259,515
3.38%, 3/15/25	645	656,098
Airgas, Inc., 2.38%, 2/15/20	250	255,143
Albemarle Corp., 4.15%, 12/01/24	250	261,779
CF Industries, Inc.:
6.88%, 5/01/18	200	217,297
5.15%, 3/15/34	250	244,085
5.38%, 3/15/44	250	235,764
Cytec Industries, Inc., 3.50%, 4/01/23	250	248,807
Dow Chemical Co.:
8.55%, 5/15/19	100	118,704
4.25%, 11/15/20	186	203,284
4.13%, 11/15/21	50	54,854

Corporate Bonds	Par (000)	Value
Chemicals (continued)
Dow Chemical Co. (continued):
3.00%, 11/15/22	$250	$256,851
4.25%, 10/01/34	250	258,043
5.25%, 11/15/41	100	111,073
4.38%, 11/15/42	250	255,283
E.I. du Pont de Nemours & Co.:
6.00%, 7/15/18	325	356,055
4.25%, 4/01/21	500	556,006
2.80%, 2/15/23	250	256,571
Eastman Chemical Co.:
2.70%, 1/15/20	500	514,233
3.60%, 8/15/22	200	210,097
3.80%, 3/15/25	300	317,064
Ecolab, Inc.:
2.25%, 1/12/20	135	137,426
4.35%, 12/08/21	150	169,809
3.25%, 1/14/23	250	262,482
LYB International Finance BV:
4.00%, 7/15/23	200	214,136
5.25%, 7/15/43	75	82,011
4.88%, 3/15/44	350	370,074
LyondellBasell Industries NV, 4.63%, 2/26/55	100	97,596
Methanex Corp., 3.25%, 12/15/19	250	242,808
Monsanto Co.:
4.20%, 7/15/34	300	300,488
4.40%, 7/15/44	150	147,083
3.95%, 4/15/45	120	111,093
Mosaic Co.:
3.75%, 11/15/21	50	53,102
5.45%, 11/15/33	250	276,483
Potash Corp. of Saskatchewan, Inc.:
3.25%, 12/01/17	250	256,298
3.63%, 3/15/24	250	263,573
3.00%, 4/01/25	250	253,332
PPG Industries, Inc., 2.30%, 11/15/19	350	352,921
Praxair, Inc.:
1.25%, 11/07/18	250	250,756
2.65%, 2/05/25	165	170,835
3.20%, 1/30/26	250	270,245
Rohm & Haas Co., 7.85%, 7/15/29	250	344,169
Sherwin-Williams Co., 1.35%, 12/15/17	200	200,373
Valspar Corp., 3.95%, 1/15/26	500	526,518

		11,251,145
Commercial Services & Supplies — 0.1%
3M Co.:
1.63%, 6/15/19	350	356,713
3.00%, 8/07/25	250	272,512
Northwestern University, 3.87%, 12/01/48	100	113,709
Republic Services, Inc.:
5.25%, 11/15/21	50	57,788
3.55%, 6/01/22	250	269,973
3.20%, 3/15/25	250	261,141
2.90%, 7/01/26 (d)	85	86,204
Waste Management, Inc.:
4.60%, 3/01/21	100	111,171
2.90%, 9/15/22	200	209,388
3.90%, 3/01/35	315	330,082

		2,068,681

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	21

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Communications Equipment — 0.1%
Cisco Systems, Inc.:
2.13%, 3/01/19	$500	$513,531
2.45%, 6/15/20	500	520,627
2.90%, 3/04/21	125	132,757
2.95%, 2/28/26	500	532,158
5.50%, 1/15/40	350	458,906
Juniper Networks, Inc., 4.35%, 6/15/25	250	258,450
Motorola Solutions, Inc.:
3.75%, 5/15/22	150	149,934
3.50%, 3/01/23	250	241,343

		2,807,706
Construction & Engineering — 0.0%
ABB Finance USA, Inc., 2.88%, 5/08/22	100	104,181
Fluor Corp., 3.50%, 12/15/24	250	267,103

		371,284
Construction Materials — 0.0%
WW Grainger, Inc., 4.60%, 6/15/45	250	296,649
Consumer Finance — 0.4%
American Express Co.:
1.55%, 5/22/18	250	251,237
3.63%, 12/05/24	300	307,683
4.05%, 12/03/42	67	70,143
Automatic Data Processing, Inc., 2.25%, 9/15/20	500	519,486
Block Financial LLC, 4.13%, 10/01/20	500	515,035
Capital One Bank USA NA:
2.25%, 2/13/19	250	253,196
3.38%, 2/15/23	350	357,490
Capital One Financial Corp.:
2.45%, 4/24/19	250	253,840
3.50%, 6/15/23	110	113,507
4.20%, 10/29/25	340	349,534
Caterpillar Financial Services Corp.:
1.70%, 6/16/18	250	253,186
1.35%, 5/18/19	1,000	1,004,665
3.30%, 6/09/24	250	266,834
Discover Financial Services:
3.95%, 11/06/24	350	358,727
3.75%, 3/04/25	75	75,557
Equifax, Inc., 3.25%, 6/01/26	250	257,591
MasterCard, Inc., 3.38%, 4/01/24	250	270,902
Synchrony Financial:
3.75%, 8/15/21	500	517,969
4.50%, 7/23/25	190	197,011
Total System Services, Inc., 4.80%, 4/01/26	500	542,192
Visa, Inc.:
3.15%, 12/14/25	945	1,010,310
4.30%, 12/14/45	500	578,872

		8,324,967
Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	250	271,548
Diversified Financial Services — 2.8%
Air Lease Corp.:
2.13%, 1/15/18	175	174,125
3.38%, 1/15/19	250	255,000
3.88%, 4/01/21	175	180,250

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
American Express Credit Corp.:
1.55%, 9/22/17	$105	$105,466
2.13%, 3/18/19	400	408,343
2.25%, 8/15/19	250	255,205
2.60%, 9/14/20	145	149,801
2.25%, 5/05/21	500	508,870
American Honda Finance Corp.:
1.55%, 12/11/17	250	252,072
2.15%, 3/13/20	250	257,633
Bank of America Corp.:
1.70%, 8/25/17	250	250,936
2.00%, 1/11/18	1,050	1,056,713
6.88%, 4/25/18	400	436,699
5.63%, 7/01/20	150	168,756
2.63%, 10/19/20	750	761,953
2.63%, 4/19/21	1,000	1,015,337
5.00%, 5/13/21	100	111,968
5.70%, 1/24/22	100	115,782
4.00%, 4/01/24	500	533,646
4.20%, 8/26/24	500	516,859
4.00%, 1/22/25	250	254,828
3.88%, 8/01/25	250	265,203
4.45%, 3/03/26	590	617,102
3.50%, 4/19/26	145	149,841
4.25%, 10/22/26	290	300,756
6.11%, 1/29/37	350	415,432
7.75%, 5/14/38	200	281,619
5.88%, 2/07/42	100	126,226
5.00%, 1/21/44	250	289,169
4.88%, 4/01/44	175	199,429
Series L, 2.60%, 1/15/19	500	511,634
Series L, 2.65%, 4/01/19	500	512,237
Series L, 3.95%, 4/21/25	655	667,016
Bank of America NA:
1.65%, 3/26/18	750	754,498
1.75%, 6/05/18	1,000	1,006,669
Boeing Capital Corp., 4.70%, 10/27/19	250	278,695
Citigroup, Inc.:
1.80%, 2/05/18	480	481,968
2.50%, 9/26/18	350	356,937
2.05%, 12/07/18	750	755,960
2.50%, 7/29/19	250	254,658
2.40%, 2/18/20	695	702,115
2.70%, 3/30/21	250	254,448
4.05%, 7/30/22	250	263,398
3.50%, 5/15/23	250	255,129
3.88%, 3/26/25	500	505,055
3.30%, 4/27/25	155	158,767
4.40%, 6/10/25	500	522,804
4.60%, 3/09/26	250	265,045
3.40%, 5/01/26	500	512,674
4.30%, 11/20/26	150	154,539
4.45%, 9/29/27	500	515,055
6.63%, 6/15/32	100	122,457
6.13%, 8/25/36	184	219,649
8.13%, 7/15/39	75	116,972
6.68%, 9/13/43	250	320,959
5.30%, 5/06/44	500	539,874
4.65%, 7/30/45	250	274,732

See Notes to Financial Statements.

22	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20 (b)	$250	$249,620
3.80%, 9/15/22	500	502,161
3.80%, 6/09/23 (b)	250	249,359
3.75%, 3/26/25	500	489,377
4.55%, 4/17/26 (b)	250	259,345
4.88%, 5/15/45	250	248,954
Daimler Finance North America LLC, 8.50%, 1/18/31	100	162,457
Deutsche Bank AG:
2.50%, 2/13/19	250	250,503
2.85%, 5/10/19	1,000	1,000,700
3.13%, 1/13/21	200	199,748
3.70%, 5/30/24	215	213,721
4.10%, 1/13/26	350	347,589
Ford Motor Credit Co. LLC:
1.72%, 12/06/17	250	250,532
2.38%, 1/16/18	250	253,075
2.24%, 6/15/18	250	252,521
2.38%, 3/12/19	500	507,013
2.02%, 5/03/19	1,000	1,008,509
2.60%, 11/04/19	250	255,770
2.46%, 3/27/20	250	252,063
5.75%, 2/01/21	250	284,181
3.34%, 3/18/21	500	518,563
3.10%, 5/04/23	500	506,984
4.38%, 8/06/23	220	239,105
4.13%, 8/04/25	500	536,075
4.39%, 1/08/26	250	272,912
GE Capital International Funding Co. (b):
2.34%, 11/15/20	770	793,224
3.37%, 11/15/25	227	246,347
4.42%, 11/15/35	1,185	1,329,079
General Electric Capital Corp.:
6.00%, 8/07/19	100	114,552
4.38%, 9/16/20	50	55,687
4.63%, 1/07/21	72	81,645
4.65%, 10/17/21	201	230,180
3.45%, 5/15/24	86	93,637
6.75%, 3/15/32	144	202,097
5.88%, 1/14/38	215	290,781
6.88%, 1/10/39	72	108,680
General Motors Financial Co., Inc.:
2.40%, 4/10/18	155	156,218
3.20%, 7/13/20	1,000	1,013,071
3.70%, 11/24/20	250	256,852
4.20%, 3/01/21	750	784,614
3.45%, 4/10/22	150	149,894
4.00%, 1/15/25	250	252,953
5.25%, 3/01/26	405	440,269
Intercontinental Exchange, Inc.:
2.50%, 10/15/18	250	255,750
3.75%, 12/01/25	115	124,039
Jefferies Group LLC:
8.50%, 7/15/19	125	142,855
5.13%, 1/20/23	150	157,577
John Deere Capital Corp.:
1.95%, 12/13/18	500	510,462
2.25%, 4/17/19	100	102,765

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
John Deere Capital Corp. (continued):
2.05%, 3/10/20	$1,000	$1,021,393
2.80%, 3/04/21	250	262,461
3.90%, 7/12/21	50	55,271
2.80%, 3/06/23	500	525,640
JPMorgan Chase & Co.:
2.00%, 8/15/17	250	252,329
6.00%, 1/15/18	500	534,736
1.80%, 1/25/18	1,000	1,007,902
1.63%, 5/15/18	500	501,954
2.35%, 1/28/19	500	512,328
1.85%, 3/22/19	1,000	1,010,361
2.20%, 10/22/19	500	508,229
2.55%, 10/29/20	500	510,845
2.55%, 3/01/21	500	508,191
4.35%, 8/15/21	500	550,067
4.50%, 1/24/22	300	333,854
3.25%, 9/23/22	200	209,085
3.20%, 1/25/23	150	155,479
3.38%, 5/01/23	250	254,882
2.70%, 5/18/23	500	505,085
3.88%, 9/10/24	300	310,601
3.13%, 1/23/25	250	255,583
3.90%, 7/15/25	250	269,640
3.30%, 4/01/26	500	517,412
4.13%, 12/15/26	250	264,879
4.25%, 10/01/27	500	529,016
6.40%, 5/15/38	100	136,953
5.50%, 10/15/40	125	156,470
5.60%, 7/15/41	550	697,408
5.63%, 8/16/43	500	583,767
4.85%, 2/01/44	100	119,972
4.95%, 6/01/45	250	274,495
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	264,053
Leucadia National Corp., 5.50%, 10/18/23	150	152,683
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/26	500	545,493
Moody’s Corp.:
2.75%, 7/15/19	40	41,253
4.50%, 9/01/22	550	611,469
MUFG Americas Holdings Corp., 3.00%, 2/10/25	250	254,294
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/15/19	250	257,728
3.40%, 11/15/23	350	378,014
2.85%, 1/27/25	250	261,480
NCUA Guaranteed Notes, 3.00%, 6/12/19	1,000	1,062,550
PACCAR Financial Corp., 2.20%, 9/15/19	250	256,822
Royal Bank of Scotland Group PLC, 4.80%, 4/05/26	500	508,535
S&P Global, Inc., 4.40%, 2/15/26	250	280,588
Toyota Motor Credit Corp.:
1.38%, 1/10/18	200	201,402
2.00%, 10/24/18	500	509,713
2.10%, 1/17/19	250	255,768
2.13%, 7/18/19	350	359,360
2.15%, 3/12/20	500	513,948
1.90%, 4/08/21	500	507,826
UBS AG/Stamford CT:
2.38%, 8/14/19	800	818,168

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	23

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
UBS AG/Stamford CT (continued):
2.35%, 3/26/20	$500	$512,150

		60,792,613
Diversified Telecommunication Services — 1.0%
AT&T, Inc.:
1.75%, 1/15/18	500	502,721
2.38%, 11/27/18	500	510,269
2.45%, 6/30/20	1,500	1,531,438
5.00%, 3/01/21	500	559,875
3.80%, 3/15/22	250	265,581
3.60%, 2/17/23	500	521,590
4.45%, 4/01/24	500	549,304
3.95%, 1/15/25	500	531,472
3.40%, 5/15/25	500	511,454
4.13%, 2/17/26	750	805,675
4.50%, 5/15/35	310	317,128
6.30%, 1/15/38	200	240,484
6.00%, 8/15/40	250	291,969
5.35%, 9/01/40	463	506,472
5.55%, 8/15/41	200	224,073
5.15%, 3/15/42	150	161,844
4.30%, 12/15/42	151	146,200
4.80%, 6/15/44	250	256,653
4.35%, 6/15/45	759	735,445
4.75%, 5/15/46	350	358,706
5.65%, 2/15/47	250	286,303
British Telecommunications PLC:
2.35%, 2/14/19	250	255,372
9.63%, 12/15/30	150	231,102
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	325	329,218
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	400	602,356
Orange SA:
9.00%, 3/01/31	250	387,180
5.38%, 1/13/42	225	280,393
Qwest Corp.:
6.75%, 12/01/21	50	54,095
6.88%, 9/15/33	212	209,053
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	100	108,190
Telefonica Emisiones SAU:
3.19%, 4/27/18	250	256,695
5.46%, 2/16/21	50	57,045
4.57%, 4/27/23	200	221,409
7.05%, 6/20/36	75	95,819
Telefonica Europe BV, 8.25%, 9/15/30	300	428,947
Verizon Communications, Inc.:
1.10%, 11/01/17	250	249,944
3.65%, 9/14/18	500	525,398
2.55%, 6/17/19	500	518,019
2.63%, 2/21/20	250	258,716
3.50%, 11/01/21	400	431,020
5.15%, 9/15/23	1,000	1,164,626
4.15%, 3/15/24	250	275,791
3.50%, 11/01/24	500	531,766
7.75%, 12/01/30	50	70,095
6.40%, 9/15/33	500	638,201
5.05%, 3/15/34	500	554,947
4.40%, 11/01/34	500	515,574

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued):
4.27%, 1/15/36	$250	$255,853
6.40%, 2/15/38	200	250,955
6.00%, 4/01/41	250	311,070
3.85%, 11/01/42	250	235,115
6.55%, 9/15/43	750	1,010,539
4.52%, 9/15/48	500	520,650
5.01%, 8/21/54	650	687,409
4.67%, 3/15/55	500	505,720

		22,842,938
Electric Utilities — 1.6%
Alabama Power Co.:
5.50%, 10/15/17	100	105,177
3.75%, 3/01/45	250	259,980
4.30%, 1/02/46	250	280,517
Ameren Illinois Co.:
2.70%, 9/01/22	100	103,796
4.30%, 7/01/44	250	283,372
American Electric Power Co., Inc.:
1.65%, 12/15/17	200	200,576
Series F, 2.95%, 12/15/22	500	520,501
Appalachian Power Co., 4.40%, 5/15/44	250	268,406
Arizona Public Service Co.:
3.15%, 5/15/25	250	266,686
5.05%, 9/01/41	250	308,582
Berkshire Hathaway Energy Co.:
2.00%, 11/15/18	500	508,272
3.75%, 11/15/23	500	546,368
3.50%, 2/01/25	110	118,637
6.13%, 4/01/36	250	331,508
5.15%, 11/15/43	250	303,007
4.50%, 2/01/45	400	449,017
Black Hills Corp., 3.95%, 1/15/26	200	212,230
CenterPoint Energy Houston Electric LLC:
1.85%, 6/01/21	500	505,105
3.55%, 8/01/42	100	101,373
Cleco Corporate Holdings LLC, 3.74%, 5/01/26 (b)	500	513,861
Commonwealth Edison Co.:
2.15%, 1/15/19	500	509,979
3.10%, 11/01/24	250	266,082
2.55%, 6/15/26	250	254,174
5.90%, 3/15/36	50	66,594
Connecticut Light & Power Co., 2.50%, 1/15/23	150	152,262
DTE Electric Co.:
4.00%, 4/01/43	150	165,434
3.70%, 3/15/45	145	153,700
3.70%, 6/01/46	250	263,935
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	136,271
Duke Energy Corp.:
1.63%, 8/15/17	250	251,264
3.95%, 10/15/23	250	270,851
3.75%, 4/15/24	500	536,894
4.80%, 12/15/45	250	289,448
Duke Energy Indiana, Inc.:
4.20%, 3/15/42	150	164,087
4.90%, 7/15/43	250	299,949
Duke Energy Ohio, Inc., 3.70%, 6/15/46	250	254,830
Duke Energy Progress, Inc.:
4.10%, 5/15/42	150	164,159

See Notes to Financial Statements.

24	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Duke Energy Progress, Inc. (continued):
4.10%, 3/15/43	$250	$273,221
4.38%, 3/30/44	100	114,458
4.20%, 8/15/45	250	281,160
Entergy Arkansas, Inc., 3.50%, 4/01/26	65	71,239
Entergy Corp., 4.00%, 7/15/22	200	214,617
Entergy Louisiana LLC, 4.05%, 9/01/23	250	278,521
Entergy Mississippi, Inc., 2.85%, 6/01/28	500	507,913
Eversource Energy:
2.50%, 3/15/21	500	514,341
Series H, 3.15%, 1/15/25	125	130,363
Exelon Corp.:
3.95%, 6/15/25	250	267,268
3.40%, 4/15/26	750	783,845
5.10%, 6/15/45	250	287,286
4.45%, 4/15/46	250	266,901
Exelon Generation Co. LLC, 6.25%, 10/01/39	150	164,768
Florida Power & Light Co.:
2.75%, 6/01/23	250	263,195
3.13%, 12/01/25	500	536,409
5.95%, 2/01/38	50	68,602
Georgia Power Co., 4.30%, 3/15/42	200	219,104
Great Plains Energy, Inc., 5.29%, 6/15/22 (a)	150	167,772
Indiana Michigan Power Co.:
6.05%, 3/15/37	175	216,764
4.55%, 3/15/46	150	166,705
Interstate Power & Light Co., 3.25%, 12/01/24	250	267,348
Kansas City Power & Light Co., 3.65%, 8/15/25	150	158,718
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	53,697
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	297,530
Nevada Power Co., 5.45%, 5/15/41	50	63,433
NextEra Energy Capital Holdings, Inc., 3.63%, 6/15/23	1,250	1,317,552
NiSource Finance Corp.:
6.13%, 3/01/22	500	594,986
5.95%, 6/15/41	50	62,179
5.25%, 2/15/43	75	90,100
4.80%, 2/15/44	250	286,723
Northeast Utilities, 1.45%, 5/01/18	250	250,349
Northern States Power Co.:
3.40%, 8/15/42	200	202,984
4.00%, 8/15/45	85	96,257
Oglethorpe Power Corp., 4.55%, 6/01/44	250	264,503
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	127,344
5.30%, 6/01/42	75	93,462
3.75%, 4/01/45	250	256,299
Pacific Gas & Electric Co.:
3.25%, 6/15/23	500	533,211
2.95%, 3/01/26	250	260,343
6.05%, 3/01/34	250	333,089
5.13%, 11/15/43	250	301,433
4.75%, 2/15/44	250	295,341
4.25%, 3/15/46	250	277,791
PacifiCorp:
2.95%, 2/01/22	100	105,965
2.95%, 6/01/23	300	316,093
Pennsylvania Electric Co., 6.15%, 10/01/38	250	286,950
Potomac Electric Power Co., 3.60%, 3/15/24	250	271,603

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
PPL Capital Funding, Inc.:
1.90%, 6/01/18	$250	$250,889
3.40%, 6/01/23	250	260,876
PPL Electric Utilities Corp., 4.75%, 7/15/43	250	302,949
Progress Energy, Inc.:
4.40%, 1/15/21	100	109,399
7.75%, 3/01/31	50	70,008
Public Service Co. of Colorado:
3.95%, 3/15/43	200	217,624
4.30%, 3/15/44	75	85,085
Public Service Electric & Gas Co.:
1.80%, 6/01/19	250	254,116
3.50%, 8/15/20	50	53,736
2.38%, 5/15/23	250	255,475
3.05%, 11/15/24	250	265,828
3.95%, 5/01/42	50	55,095
3.65%, 9/01/42	50	52,763
3.80%, 3/01/46	250	271,214
Series K, 4.05%, 5/01/45	150	169,250
Puget Energy, Inc.:
5.63%, 7/15/22	500	570,855
3.65%, 5/15/25	250	256,694
Sierra Pacific Power Co., 2.60%, 5/01/26 (b)	750	766,456
South Carolina Electric & Gas Co.:
4.60%, 6/15/43	250	282,937
4.10%, 6/15/46	350	370,341
Southern California Edison Co.:
2.40%, 2/01/22	250	259,171
5.50%, 3/15/40	50	64,635
4.65%, 10/01/43	350	423,946
Series C, 3.60%, 2/01/45	250	259,666
Southern Co.:
2.35%, 7/01/21	1,000	1,019,854
3.25%, 7/01/26	500	519,361
Tampa Electric Co., 4.10%, 6/15/42	250	266,526
Toledo Edison Co., 6.15%, 5/15/37	100	122,928
TransAlta Corp., 4.50%, 11/15/22	500	455,578
Virginia Electric & Power Co.:
2.95%, 1/15/22	400	421,393
4.00%, 1/15/43	250	263,364
4.45%, 2/15/44	150	172,409
Series A, 3.15%, 1/15/26	555	585,953
WEC Energy Group, Inc.:
2.45%, 6/15/20	750	769,218
3.55%, 6/15/25	350	375,564
Westar Energy, Inc., 2.55%, 7/01/26	350	350,260
Xcel Energy, Inc.:
2.40%, 3/15/21	1,000	1,028,050
3.30%, 6/01/25	42	44,299

		35,970,384
Electrical Equipment — 0.1%
Amphenol Corp., 2.55%, 1/30/19	350	356,053
Emerson Electric Co.:
5.00%, 4/15/19	100	110,137
2.63%, 2/15/23	350	362,858
Pentair Finance SA, 1.88%, 9/15/17	250	249,546
Roper Industries, Inc., 3.13%, 11/15/22	150	153,509

		1,232,103

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	25

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 3.00%, 3/01/18	$750	$757,685
Corning, Inc.:
3.70%, 11/15/23	250	265,795
4.75%, 3/15/42	50	52,163
Ingram Micro, Inc., 4.95%, 12/15/24	200	199,204
Jabil Circuit, Inc., 4.70%, 9/15/22	250	251,250
Tyco Electronics Group SA:
6.55%, 10/01/17	50	53,154
3.50%, 2/03/22	100	105,673

		1,684,924
Energy Equipment & Services — 0.1%
Baker Hughes, Inc., 5.13%, 9/15/40	100	112,779
FMC Technologies, Inc., 3.45%, 10/01/22	100	95,362
Halliburton Co.:
6.15%, 9/15/19	100	113,609
3.80%, 11/15/25	800	835,559
4.85%, 11/15/35	250	270,713
4.50%, 11/15/41	50	48,914
4.75%, 8/01/43	250	261,674
5.00%, 11/15/45	175	192,480
National Oilwell Varco, Inc., 3.95%, 12/01/42	150	119,109

		2,050,199
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.:
1.13%, 12/15/17	150	150,895
2.25%, 2/15/22	85	87,701
CVS Health Corp.:
2.25%, 8/12/19	500	513,489
4.00%, 12/05/23	500	552,927
3.88%, 7/20/25	443	487,290
2.88%, 6/01/26	750	766,442
4.88%, 7/20/35	1,000	1,193,906
Kraft Heinz Foods Co. (b):
Kroger Co.:
6.15%, 1/15/20	100	115,113
3.30%, 1/15/21	500	531,401
3.40%, 4/15/22	100	106,971
3.50%, 2/01/26	495	533,400
5.15%, 8/01/43	125	149,178
Lowe’s Cos., Inc., 3.38%, 9/15/25	500	546,771
NIKE, Inc., 3.88%, 11/01/45	500	554,280
Target Corp., 2.50%, 4/15/26	250	256,318
Wal-Mart Stores, Inc.:
1.13%, 4/11/18	250	251,266
1.95%, 12/15/18	750	770,446
3.63%, 7/08/20	150	164,039
6.20%, 4/15/38	250	353,806
5.63%, 4/01/40	500	673,194
5.63%, 4/15/41	500	672,950
4.00%, 4/11/43	150	166,501
4.75%, 10/02/43	250	307,840
4.30%, 4/22/44	250	291,727
Walgreen Co., 3.10%, 9/15/22	200	206,020
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24	500	529,741
3.45%, 6/01/26	305	313,095
4.50%, 11/18/34	155	162,680

Corporate Bonds	Par (000)	Value
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc. (continued):
4.80%, 11/18/44	$150	$161,370

		11,570,757
Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	75	85,881
ConAgra Foods, Inc.:
3.25%, 9/15/22	200	206,931
3.20%, 1/25/23	500	515,834
General Mills, Inc.:
2.20%, 10/21/19	300	307,196
3.15%, 12/15/21	150	159,865
JM Smucker Co.:
3.50%, 10/15/21	50	53,766
4.25%, 3/15/35	250	271,413
Kellogg Co.:
3.25%, 4/01/26	65	66,815
4.50%, 4/01/46	350	374,824
Kraft Heinz Foods Co.:
2.00%, 7/02/18 (b)	1,000	1,012,568
5.38%, 2/10/20	52	58,584
3.00%, 6/01/26 (b)	310	312,535
5.00%, 7/15/35 (b)	500	573,460
6.50%, 2/09/40	250	330,549
5.00%, 6/04/42	200	229,942
4.38%, 6/01/46 (b)	350	370,133
Mead Johnson Nutrition Co., 4.60%, 6/01/44	250	265,140
Mondelez International, Inc.:
2.25%, 2/01/19	250	255,451
4.00%, 2/01/24	250	273,417
Sysco Corp.:
3.75%, 10/01/25	100	106,996
3.30%, 7/15/26	130	134,871
4.85%, 10/01/45	150	167,753
4.50%, 4/01/46	250	266,682
Tyson Foods, Inc.:
2.65%, 8/15/19	500	513,672
4.50%, 6/15/22	150	167,113
4.88%, 8/15/34	70	78,093
Unilever Capital Corp.:
2.20%, 3/06/19	200	205,664
4.25%, 2/10/21	200	223,379
3.10%, 7/30/25	250	272,056

		7,860,583
Gas Utilities — 0.0%
AGL Capital Corp., 3.50%, 9/15/21	50	53,073
Atmos Energy Corp., 4.15%, 1/15/43	100	106,327
National Fuel Gas Co., 3.75%, 3/01/23	300	291,364

		450,764
Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co.:
1.80%, 12/15/17	250	252,044
2.68%, 12/15/19	500	514,266
3.30%, 3/01/23 (b)	200	210,190
6.00%, 5/15/39	250	320,174
Boston Scientific Corp.:
6.00%, 1/15/20	100	113,838

See Notes to Financial Statements.

26	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (continued):
4.13%, 10/01/23	$500	$541,818
3.85%, 5/15/25	250	264,439
Medtronic, Inc.:
1.38%, 4/01/18	300	301,899
4.13%, 3/15/21	50	55,173
3.15%, 3/15/22	350	373,509
3.63%, 3/15/24	400	440,250
4.38%, 3/15/35	350	395,899
4.63%, 3/15/45	1,000	1,175,891
St. Jude Medical, Inc.:
3.25%, 4/15/23	150	154,601
3.88%, 9/15/25	45	47,933
Stryker Corp.:
1.30%, 4/01/18	200	200,048
3.38%, 11/01/25	580	608,658
3.50%, 3/15/26	500	530,440
Zimmer Holdings, Inc.:
3.15%, 4/01/22	500	512,500
4.25%, 8/15/35	295	295,726

		7,309,296
Health Care Providers & Services — 0.7%
Aetna, Inc.:
1.50%, 11/15/17	250	251,127
3.95%, 9/01/20	500	536,650
4.13%, 6/01/21	250	273,171
2.75%, 11/15/22	250	254,888
3.50%, 11/15/24	320	337,602
3.20%, 6/15/26	630	648,159
4.25%, 6/15/36	250	258,294
6.75%, 12/15/37	50	67,816
4.75%, 3/15/44	25	27,468
AmerisourceBergen Corp., 4.25%, 3/01/45	250	264,149
Anthem, Inc.:
1.88%, 1/15/18	950	955,378
2.25%, 8/15/19	225	227,005
3.13%, 5/15/22	200	206,914
3.30%, 1/15/23	100	103,293
4.63%, 5/15/42	50	52,448
5.10%, 1/15/44	150	168,614
4.65%, 8/15/44	350	372,731
4.85%, 8/15/54	150	157,980
Cardinal Health, Inc.:
3.20%, 6/15/22	50	52,835
3.50%, 11/15/24	250	266,603
4.60%, 3/15/43	50	53,278
4.90%, 9/15/45	250	278,632
Cigna Corp.:
4.00%, 2/15/22	525	565,491
3.25%, 4/15/25	300	304,708
5.38%, 2/15/42	50	59,177
Dignity Health:
2.64%, 11/01/19	100	103,082
5.27%, 11/01/64	100	119,162
Express Scripts Holding Co.:
2.25%, 6/15/19	350	355,690
4.75%, 11/15/21	300	336,498
3.50%, 6/15/24	250	258,089
4.50%, 2/25/26	250	274,661

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
Humana, Inc.:
3.85%, 10/01/24	$500	$534,002
4.95%, 10/01/44	250	274,076
Kaiser Foundation Hospitals, 3.50%, 4/01/22	100	107,555
Laboratory Corp. of America Holdings:
3.75%, 8/23/22	100	105,294
4.00%, 11/01/23	100	107,082
3.60%, 2/01/25	75	77,846
McKesson Corp.:
2.85%, 3/15/23	150	153,003
4.88%, 3/15/44	250	285,098
New York and Presbyterian Hospital, 4.02%, 8/01/45	150	163,428
Quest Diagnostics, Inc.:
4.70%, 4/01/21	100	110,033
4.25%, 4/01/24	250	271,055
3.50%, 3/30/25	370	382,056
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	251,297
1.63%, 3/15/19	550	555,626
2.30%, 12/15/19	250	258,146
3.35%, 7/15/22	750	802,366
2.88%, 3/15/23	250	260,267
4.63%, 7/15/35	555	644,575
6.88%, 2/15/38	100	145,926
5.95%, 2/15/41	100	130,972
3.95%, 10/15/42	150	156,937
4.75%, 7/15/45	250	301,176
WellPoint, Inc., 3.50%, 8/15/24	250	258,831

		14,528,240
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 3.95%, 10/15/20	250	269,683
Hyatt Hotels Corp., 3.38%, 7/15/23	190	192,220
Marriott International, Inc.:
3.00%, 3/01/19	100	103,199
3.25%, 9/15/22	100	103,871
McDonald’s Corp.:
1.88%, 5/29/19	100	101,186
3.50%, 7/15/20	50	53,244
3.25%, 6/10/24	400	430,493
3.38%, 5/26/25	500	528,238
3.70%, 1/30/26	250	270,111
4.70%, 12/09/35	315	355,334
3.70%, 2/15/42	100	98,221
4.88%, 12/09/45	250	292,320
Starbucks Corp., 3.85%, 10/01/23	250	280,737
Starwood Hotels & Resorts Worldwide, Inc., 4.50%, 10/01/34	250	255,044
Wyndham Worldwide Corp., 4.25%, 3/01/22	50	53,040

		3,386,941
Household Durables — 0.1%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	210,708
Mohawk Industries, Inc., 3.85%, 2/01/23	125	131,721
Newell Brands, Inc.:
4.00%, 12/01/24	250	261,249
4.20%, 4/01/26	550	596,228
5.38%, 4/01/36	350	404,710
Whirlpool Corp., 5.15%, 3/01/43	200	225,105

		1,829,721

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	27

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Household Products — 0.1%
Clorox Co.:
3.05%, 9/15/22	$50	$52,249
3.50%, 12/15/24	250	267,681
Kimberly-Clark Corp.:
1.90%, 5/22/19	500	512,936
3.63%, 8/01/20	50	54,748
2.65%, 3/01/25	85	89,331
2.75%, 2/15/26	500	524,877
Procter & Gamble Co.:
2.30%, 2/06/22	250	259,998
3.10%, 8/15/23	500	541,968
5.55%, 3/05/37	250	346,427

		2,650,215
Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC:
4.25%, 6/15/22	500	533,280
5.60%, 6/15/42	50	52,279
Southern Power Co., 5.25%, 7/15/43	500	545,637

		1,131,196
Industrial Conglomerates — 0.2%
General Electric Co.:
5.25%, 12/06/17	750	794,581
2.20%, 1/09/20	500	515,352
2.70%, 10/09/22	1,000	1,049,503
4.13%, 10/09/42	250	274,982
4.50%, 3/11/44	750	865,484
Koninklijke Philips NV:
3.75%, 3/15/22	250	268,506
5.00%, 3/15/42	250	276,759

		4,045,167
Insurance — 1.0%
ACE INA Holdings, Inc.:
3.35%, 5/03/26	795	847,390
4.15%, 3/13/43	150	167,183
Aflac, Inc.:
3.63%, 6/15/23	250	267,508
3.63%, 11/15/24	250	267,756
Alleghany Corp., 4.95%, 6/27/22	550	612,472
Allstate Corp.:
3.15%, 6/15/23	250	265,853
4.50%, 6/15/43	150	174,389
American International Group, Inc.:
2.30%, 7/16/19	500	508,767
3.38%, 8/15/20	250	262,293
4.88%, 6/01/22	250	278,507
4.13%, 2/15/24	250	263,733
3.75%, 7/10/25	250	254,801
4.70%, 7/10/35	500	516,952
4.50%, 7/16/44	250	241,861
Aon PLC:
2.80%, 3/15/21	250	256,782
3.88%, 12/15/25	600	632,842
4.45%, 5/24/43	200	199,960
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	135,565
Assurant, Inc., 2.50%, 3/15/18	250	253,025
Assured Guaranty US Holdings, Inc., 5.00%, 7/01/24	110	119,482

Corporate Bonds	Par (000)	Value
Insurance (continued)
AXA SA, 8.60%, 12/15/30	$50	$68,500
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	100	112,252
Berkshire Hathaway, Inc.:
1.55%, 2/09/18	500	505,803
2.10%, 8/14/19	500	515,164
2.20%, 3/15/21	500	515,795
2.75%, 3/15/23	500	516,616
3.13%, 3/15/26	400	419,418
4.50%, 2/11/43	100	114,272
Chubb Corp.:
6.00%, 5/11/37	50	67,874
Series 1, 6.50%, 5/15/38	100	143,323
CNA Financial Corp.:
5.75%, 8/15/21	100	115,136
4.50%, 3/01/26	350	372,542
First American Financial Corp., 4.60%, 11/15/24	200	209,430
Hartford Financial Services Group, Inc.:
6.30%, 3/15/18	250	268,150
6.63%, 3/30/40	100	129,084
6.10%, 10/01/41	100	123,411
Lincoln National Corp.:
4.85%, 6/24/21	300	331,726
4.20%, 3/15/22	600	643,540
4.00%, 9/01/23	200	207,927
3.35%, 3/09/25	65	64,556
Loews Corp., 2.63%, 5/15/23	250	252,060
Manulife Financial Corp., 4.15%, 3/04/26	500	536,303
Markel Corp., 3.63%, 3/30/23	250	258,385
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	235	240,085
2.35%, 3/06/20	190	193,854
4.80%, 7/15/21	50	55,445
3.30%, 3/14/23	500	521,972
MetLife, Inc.:
4.75%, 2/08/21	200	223,334
3.00%, 3/01/25	650	658,104
3.60%, 11/13/25	500	524,662
4.13%, 8/13/42	300	298,658
4.88%, 11/13/43	250	276,345
4.05%, 3/01/45	250	246,277
Old Republic International Corp., 4.88%, 10/01/24	250	267,032
Principal Financial Group, Inc.:
1.85%, 11/15/17	250	251,365
3.40%, 5/15/25	250	255,984
4.63%, 9/15/42	50	52,887
Progressive Corp.:
3.75%, 8/23/21	50	55,008
4.35%, 4/25/44	100	114,289
3.70%, 1/26/45	200	205,852
Prudential Financial, Inc.:
2.35%, 8/15/19	350	356,523
5.38%, 6/21/20	350	394,581
5.10%, 8/15/43	250	275,511
5.20%, 3/15/44 (e)	100	98,050
5.38%, 5/15/45 (e)	500	504,375
8.88%, 6/15/68 (e)	100	110,000
Travelers Cos., Inc.:
3.90%, 11/01/20	250	274,338
4.60%, 8/01/43	100	119,527

See Notes to Financial Statements.

28	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Insurance (continued)
Travelers Cos., Inc. (continued):
4.30%, 8/25/45	$250	$284,660
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	135,412
Trinity Acquisition PLC, 4.40%, 3/15/26	500	522,062
Voya Financial, Inc.:
2.90%, 2/15/18	572	582,705
3.65%, 6/15/26	350	351,649
WR Berkley Corp., 4.63%, 3/15/22	200	218,498
XLIT Ltd.:
2.30%, 12/15/18	250	252,575
5.75%, 10/01/21	100	114,370

		22,054,377
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.:
1.20%, 11/29/17	250	250,886
2.60%, 12/05/19	350	365,071
4.80%, 12/05/34	600	705,725

		1,321,682
Internet Software & Services — 0.1%
Alphabet, Inc., 3.63%, 5/19/21	25	27,627
Baidu, Inc.:
3.25%, 8/06/18	205	210,254
2.75%, 6/09/19	350	354,781
eBay, Inc.:
2.20%, 8/01/19	500	507,613
3.25%, 10/15/20	50	52,268
3.80%, 3/09/22	140	148,761
2.60%, 7/15/22	50	49,510
Expedia, Inc., 4.50%, 8/15/24	250	256,827

		1,607,641
IT Services — 0.3%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21	225	230,098
4.50%, 11/28/34	250	259,897
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	270	272,916
Fidelity National Information Services, Inc.:
2.00%, 4/15/18	250	251,244
3.50%, 4/15/23	25	25,957
5.00%, 10/15/25	500	567,614
Fiserv, Inc., 2.70%, 6/01/20	500	517,640
International Business Machines Corp.:
1.25%, 2/08/18	500	503,097
1.95%, 2/12/19	250	256,147
1.88%, 5/15/19	250	254,765
2.25%, 2/19/21	1,000	1,031,154
2.90%, 11/01/21	100	106,486
3.63%, 2/12/24	275	299,888
3.45%, 2/19/26	250	271,900
4.00%, 6/20/42	350	370,672
4.70%, 2/19/46	250	287,503
Total System Services, Inc., 2.38%, 6/01/18	250	251,925
Verisk Analytics, Inc., 4.00%, 6/15/25	250	262,580
Western Union Co.:
2.88%, 12/10/17	250	254,201
6.20%, 11/17/36	25	26,711

Corporate Bonds	Par (000)	Value
IT Services (continued)
Xerox Corp.:
5.63%, 12/15/19	$100	$107,197
2.80%, 5/15/20	500	481,440
3.80%, 5/15/24	350	316,958

		7,207,990
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44	60	63,701
Mattel, Inc., 1.70%, 3/15/18	200	200,381

		264,082
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/23	200	211,714
Life Technologies Corp., 6.00%, 3/01/20	100	112,853
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19	500	508,696
3.30%, 2/15/22	55	57,062
3.15%, 1/15/23	250	255,448
3.65%, 12/15/25	500	524,959

		1,670,732
Machinery — 0.1%
Caterpillar, Inc.:
3.90%, 5/27/21	50	55,019
3.40%, 5/15/24	500	537,352
5.20%, 5/27/41	100	120,454
3.80%, 8/15/42	250	254,745
Danaher Corp., 3.90%, 6/23/21	50	54,912
Deere & Co., 3.90%, 6/09/42	50	53,382
Flowserve Corp., 3.50%, 9/15/22	100	103,069
Illinois Tool Works, Inc.:
1.95%, 3/01/19	250	255,878
4.88%, 9/15/41	50	60,820
3.90%, 9/01/42	75	80,632
Ingersoll-Rand Global Holding Co. Ltd.:
6.88%, 8/15/18	50	55,521
2.88%, 1/15/19	500	517,801
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44	30	32,166
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	158,358
Trinity Industries, Inc., 4.55%, 10/01/24	250	235,994
Valmont Industries, Inc., 5.00%, 10/01/44	250	232,387

		2,808,490
Media — 1.2%
21st Century Fox America, Inc.:
4.50%, 2/15/21	100	111,650
3.00%, 9/15/22	150	156,227
4.00%, 10/01/23	500	549,728
3.70%, 9/15/24	500	539,858
3.70%, 10/15/25	830	899,053
6.20%, 12/15/34	100	125,383
6.15%, 2/15/41	150	187,317
4.75%, 9/15/44	500	553,943
CBS Corp.:
4.00%, 1/15/26	500	533,683
4.85%, 7/01/42	325	326,552
Charter Communications Operating LLC/Charter Communications Operating Capital (b):
3.58%, 7/23/20	500	522,722

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	29

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (b) (continued):
4.46%, 7/23/22	$250	$268,684
4.91%, 7/23/25	430	470,120
6.38%, 10/23/35	250	296,046
6.48%, 10/23/45	500	597,010
Cintas Corp. No 2, 4.30%, 6/01/21	25	27,635
Comcast Corp.:
5.15%, 3/01/20	350	395,518
2.75%, 3/01/23	750	785,443
3.60%, 3/01/24	250	274,189
3.38%, 8/15/25	500	540,267
3.15%, 3/01/26	750	798,291
4.25%, 1/15/33	650	717,187
4.20%, 8/15/34	235	258,749
4.40%, 8/15/35	250	281,999
6.45%, 3/15/37	200	275,195
4.65%, 7/15/42	150	172,127
4.60%, 8/15/45	250	287,841
Discovery Communications LLC:
4.38%, 6/15/21	50	53,688
3.25%, 4/01/23	50	49,233
4.90%, 3/11/26	330	349,956
4.95%, 5/15/42	50	43,408
4.88%, 4/01/43	150	135,322
Grupo Televisa SAB:
5.00%, 5/13/45	200	191,968
6.13%, 1/31/46	250	276,068
Interpublic Group of Cos., Inc., 4.20%, 4/15/24	250	267,892
NBCUniversal Media LLC:
4.38%, 4/01/21	600	672,341
2.88%, 1/15/23	250	263,084
6.40%, 4/30/40	200	278,874
5.95%, 4/01/41	250	336,379
Omnicom Group, Inc.:
3.63%, 5/01/22	125	132,813
3.65%, 11/01/24	70	73,798
3.60%, 4/15/26	500	526,615
Scripps Networks Interactive, Inc., 3.90%, 11/15/24	250	262,848
Thomson Reuters Corp.:
6.50%, 7/15/18	250	274,112
4.30%, 11/23/23	250	272,716
3.35%, 5/15/26	140	143,107
4.50%, 5/23/43	250	247,801
Time Warner Cable, Inc.:
8.25%, 4/01/19	300	348,360
5.00%, 2/01/20	500	543,472
4.13%, 2/15/21	100	105,864
6.55%, 5/01/37	150	174,782
6.75%, 6/15/39	50	58,745
5.88%, 11/15/40	250	272,247
5.50%, 9/01/41	250	262,596
4.50%, 9/15/42	475	442,437
Time Warner, Inc.:
4.88%, 3/15/20	250	277,701
3.60%, 7/15/25	250	264,536
7.63%, 4/15/31	250	342,908
7.70%, 5/01/32	250	349,032
6.25%, 3/29/41	150	188,769

Corporate Bonds	Par (000)	Value
Media (continued)
Time Warner, Inc. (continued):
4.90%, 6/15/42	$350	$375,954
5.35%, 12/15/43	250	286,405
4.65%, 6/01/44	250	262,782
Viacom, Inc.:
2.50%, 9/01/18	500	506,947
5.63%, 9/15/19	250	275,581
3.13%, 6/15/22	150	149,768
3.25%, 3/15/23	200	196,761
4.25%, 9/01/23	250	259,731
6.88%, 4/30/36	250	274,445
4.38%, 3/15/43	70	56,544
5.85%, 9/01/43	100	100,264
5.25%, 4/01/44	250	234,271
Walt Disney Co.:
1.85%, 5/30/19	500	511,559
2.15%, 9/17/20	500	517,494
2.30%, 2/12/21	500	520,223
3.75%, 6/01/21	50	55,416
2.35%, 12/01/22	300	310,154
3.15%, 9/17/25	165	182,423
3.00%, 2/13/26	200	215,159
WPP Finance 2010:
4.75%, 11/21/21	100	110,931
3.75%, 9/19/24	250	264,209

		25,102,910
Metals & Mining — 0.3%
Barrick Gold Corp.:
4.10%, 5/01/23	157	165,614
5.25%, 4/01/42	200	204,140
Barrick North America Finance LLC:
5.70%, 5/30/41	250	258,212
5.75%, 5/01/43	250	271,471
BHP Billiton Finance USA Ltd.:
2.05%, 9/30/18	175	177,292
2.88%, 2/24/22	250	259,538
3.85%, 9/30/23	250	272,041
5.00%, 9/30/43	350	406,690
Goldcorp, Inc.:
2.13%, 3/15/18	150	150,220
3.63%, 6/09/21	250	257,522
Newmont Mining Corp.:
3.50%, 3/15/22	950	986,462
4.88%, 3/15/42	50	49,440
Nucor Corp., 5.20%, 8/01/43	250	270,330
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	25	25,558
Rio Tinto Finance USA Ltd.:
2.88%, 8/21/22	97	98,482
3.75%, 6/15/25	500	523,061
5.20%, 11/02/40	350	388,459
4.75%, 3/22/42	100	105,974
Southern Copper Corp.:
6.75%, 4/16/40	100	103,113
5.88%, 4/23/45	365	343,857
Vale Overseas Ltd.:
5.88%, 6/10/21	750	750,937
4.38%, 1/11/22 (f)	750	702,900
6.88%, 11/21/36	200	182,000

See Notes to Financial Statements.

30	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Metals & Mining (continued)
Vale SA, 5.63%, 9/11/42	$250	$203,750

		7,157,063
Multi-Utilities — 0.2%
CMS Energy Corp., 4.70%, 3/31/43	200	225,861
Consolidated Edison Co. of New York, Inc.:
6.65%, 4/01/19	100	114,159
3.30%, 12/01/24	250	269,623
4.20%, 3/15/42	400	431,444
3.95%, 3/01/43	150	157,542
4.45%, 3/15/44	250	281,650
Dominion Gas Holdings LLC:
2.80%, 11/15/20	500	516,668
3.60%, 12/15/24	250	264,289
Dominion Resources, Inc.:
1.40%, 9/15/17	250	249,661
3.63%, 12/01/24	250	262,949
7.00%, 6/15/38	250	336,251
4.90%, 8/01/41	50	54,904
ONE Gas, Inc., 4.66%, 2/01/44	250	282,124
San Diego Gas & Electric Co.:
3.60%, 9/01/23	250	276,256
4.30%, 4/01/42	100	115,219
SCANA Corp., 4.13%, 2/01/22	100	103,896
Sempra Energy:
2.40%, 3/15/20	250	255,202
4.05%, 12/01/23	250	270,466
3.55%, 6/15/24	250	262,031
3.75%, 11/15/25	250	267,048

		4,997,243
Multiline Retail — 0.1%
Dollar General Corp., 1.88%, 4/15/18	250	252,665
Kohl’s Corp.:
4.00%, 11/01/21	50	52,300
5.55%, 7/17/45	100	93,135
Nordstrom, Inc., 4.00%, 10/15/21	100	106,922
Target Corp.:
6.00%, 1/15/18	500	538,269
2.30%, 6/26/19	750	775,279
2.90%, 1/15/22	150	159,276
4.00%, 7/01/42	350	378,314

		2,356,160
Oil, Gas & Consumable Fuels — 2.7%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	250	264,218
Anadarko Petroleum Corp.:
5.55%, 3/15/26	590	651,525
6.45%, 9/15/36	350	403,240
4.50%, 7/15/44	250	229,608
Apache Corp.:
3.25%, 4/15/22	645	660,741
6.00%, 1/15/37	100	114,101
4.75%, 4/15/43	250	257,017
4.25%, 1/15/44	100	96,804
Boardwalk Pipelines LP, 3.38%, 2/01/23	200	183,364
BP Capital Markets PLC:
1.38%, 5/10/18	250	250,368
2.24%, 9/26/18	300	306,313
2.24%, 5/10/19	500	513,448

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC (continued):
2.52%, 1/15/20	$115	$118,638
2.32%, 2/13/20	250	255,895
4.74%, 3/11/21	50	56,164
3.06%, 3/17/22	210	216,985
3.25%, 5/06/22	100	104,947
2.75%, 5/10/23	350	352,671
3.99%, 9/26/23	250	271,454
3.12%, 5/04/26	350	357,513
Buckeye Partners LP, 4.15%, 7/01/23	250	251,597
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	600	599,816
3.80%, 4/15/24	250	246,706
3.90%, 2/01/25	250	247,582
6.25%, 3/15/38	50	54,353
Chevron Corp.:
1.72%, 6/24/18	500	505,841
2.19%, 11/15/19	555	570,577
2.43%, 6/24/20	550	567,539
2.41%, 3/03/22	145	147,940
3.33%, 11/17/25	500	534,380
2.95%, 5/16/26	250	258,363
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	300	297,995
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 5/05/20	500	504,609
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25	500	506,522
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	500	529,889
Columbia Pipeline Group, Inc., 4.50%, 6/01/25	250	268,730
ConocoPhillips Co.:
1.05%, 12/15/17	1,000	993,830
2.40%, 12/15/22	500	494,238
4.95%, 3/15/26	500	566,961
4.15%, 11/15/34	395	399,038
6.50%, 2/01/39	400	516,120
5.95%, 3/15/46	250	311,060
ConocoPhillips Holding Co., 6.95%, 4/15/29	100	124,807
Devon Energy Corp.:
2.25%, 12/15/18	500	496,474
4.00%, 7/15/21	150	151,808
5.00%, 6/15/45	500	466,436
Ecopetrol SA:
7.63%, 7/23/19	100	115,000
5.88%, 9/18/23	350	360,500
5.38%, 6/26/26	250	243,125
5.88%, 5/28/45	250	217,250
Enable Midstream Partners LP, 2.40%, 5/15/19	350	328,647
Enbridge Energy Partners LP:
4.20%, 9/15/21	100	102,555
5.88%, 10/15/25	500	552,958
Enbridge, Inc., 3.50%, 6/10/24	65	62,200
Encana Corp., 3.90%, 11/15/21	250	242,438
Energy Transfer Partners LP:
9.70%, 3/15/19	44	49,816
5.20%, 2/01/22	250	263,387
3.60%, 2/01/23	150	143,736
4.90%, 2/01/24	250	255,594
4.75%, 1/15/26	500	514,202
4.90%, 3/15/35	250	220,867
5.95%, 10/01/43	150	144,952
6.13%, 12/15/45	250	259,230

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	31

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP, 5.05%, 4/01/45	$150	$122,567
Enterprise Products Operating LLC:
2.55%, 10/15/19	500	513,798
3.90%, 2/15/24	125	132,295
3.75%, 2/15/25	40	41,719
3.70%, 2/15/26	210	218,538
5.95%, 2/01/41	150	176,023
4.45%, 2/15/43	325	322,256
4.85%, 3/15/44	200	212,439
5.10%, 2/15/45	250	273,604
4.90%, 5/15/46	350	377,064
EOG Resources, Inc.:
5.63%, 6/01/19	150	165,733
3.15%, 4/01/25	80	81,186
5.10%, 1/15/36	250	285,278
EQT Corp., 4.88%, 11/15/21	50	53,166
Exxon Mobil Corp.:
2.22%, 3/01/21	500	515,523
2.40%, 3/06/22	500	512,798
3.18%, 3/15/24	250	268,646
2.71%, 3/06/25	250	261,035
3.04%, 3/01/26	620	658,138
4.11%, 3/01/46	250	281,955
Hess Corp.:
8.13%, 2/15/19	200	222,882
5.60%, 2/15/41	550	554,596
Husky Energy, Inc.:
3.95%, 4/15/22	150	155,142
4.00%, 4/15/24	500	507,929
Kinder Morgan Energy Partners LP:
2.65%, 2/01/19	245	244,894
5.80%, 3/01/21	250	271,548
5.00%, 10/01/21	200	211,799
3.95%, 9/01/22	225	228,985
4.25%, 9/01/24	155	156,942
6.50%, 2/01/37	100	104,921
6.95%, 1/15/38	250	275,894
5.00%, 8/15/42	75	70,709
5.50%, 3/01/44	250	250,119
5.40%, 9/01/44	250	246,681
Kinder Morgan, Inc.:
3.05%, 12/01/19	250	252,611
4.30%, 6/01/25	410	419,807
5.30%, 12/01/34	250	244,350
5.55%, 6/01/45	250	254,020
5.05%, 2/15/46	250	237,630
Magellan Midstream Partners LP, 3.20%, 3/15/25	500	496,173
Marathon Oil Corp.:
5.90%, 3/15/18	100	103,734
2.80%, 11/01/22	400	362,770
3.85%, 6/01/25	250	229,683
Marathon Petroleum Corp.:
5.13%, 3/01/21	150	165,872
3.63%, 9/15/24	115	112,930
4.75%, 9/15/44	250	213,182
MPLX LP (b):
4.50%, 7/15/23	250	242,308
4.88%, 6/01/25	250	244,331

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Nabors Industries, Inc.:
5.00%, 9/15/20	$50	$47,046
4.63%, 9/15/21	250	229,408
Nexen Energy ULC, 6.40%, 5/15/37	100	123,858
Noble Energy, Inc.:
5.63%, 5/01/21	250	260,423
4.15%, 12/15/21	150	157,721
5.25%, 11/15/43	500	508,365
Occidental Petroleum Corp.:
4.10%, 2/01/21	50	54,731
3.50%, 6/15/25	250	264,181
3.40%, 4/15/26	390	411,330
4.40%, 4/15/46	250	276,247
ONEOK Partners LP:
2.00%, 10/01/17	250	249,655
3.38%, 10/01/22	500	489,201
6.13%, 2/01/41	50	52,504
Petroleos Mexicanos:
3.50%, 7/18/18	350	352,275
3.13%, 1/23/19	250	249,375
3.50%, 7/23/20	500	499,555
4.88%, 1/24/22	400	408,956
3.50%, 1/30/23	400	376,640
4.50%, 1/23/26	1,000	962,400
6.88%, 8/04/26 (b)	250	279,500
6.50%, 6/02/41	300	303,750
6.38%, 1/23/45	750	753,750
5.63%, 1/23/46	550	501,325
Phillips 66:
4.65%, 11/15/34	355	378,428
5.88%, 5/01/42	100	120,080
4.88%, 11/15/44	250	272,891
Pioneer Natural Resources Co., 3.95%, 7/15/22	150	156,940
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/01/22	500	490,339
2.85%, 1/31/23	250	230,111
5.15%, 6/01/42	50	44,430
4.70%, 6/15/44	250	213,532
Shell International Finance BV:
1.25%, 11/10/17	500	501,369
1.38%, 5/10/19	250	250,869
4.38%, 3/25/20	100	109,906
2.13%, 5/11/20	750	765,469
2.25%, 11/10/20	120	123,166
1.88%, 5/10/21	250	251,325
3.25%, 5/11/25	250	262,272
2.88%, 5/10/26	500	507,990
4.13%, 5/11/35	500	539,192
6.38%, 12/15/38	300	407,536
5.50%, 3/25/40	300	371,565
4.55%, 8/12/43	200	222,444
4.00%, 5/10/46	250	254,977
Spectra Energy Capital LLC, 3.30%, 3/15/23	150	144,159
Spectra Energy Partners LP:
4.75%, 3/15/24	250	274,761
3.50%, 3/15/25	250	255,756
Statoil ASA:
1.95%, 11/08/18	250	253,397
2.75%, 11/10/21	500	522,785

See Notes to Financial Statements.

32	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Statoil ASA (continued):
2.65%, 1/15/24	$500	$504,638
3.70%, 3/01/24	250	270,040
3.25%, 11/10/24	500	528,025
5.10%, 8/17/40	100	119,774
Suncor Energy, Inc.:
6.10%, 6/01/18	200	216,271
3.60%, 12/01/24	165	173,527
6.50%, 6/15/38	500	644,320
Sunoco Logistics Partners Operations LP:
4.95%, 1/15/43	250	231,165
5.30%, 4/01/44	100	98,389
TC PipeLines LP, 4.38%, 3/13/25	250	246,129
Total Capital Canada Ltd., 2.75%, 7/15/23	150	154,167
Total Capital International SA:
2.13%, 1/10/19	350	357,347
2.75%, 6/19/21	250	259,880
2.70%, 1/25/23	500	514,251
Total Capital SA, 2.13%, 8/10/18	500	510,083
TransCanada PipeLines Ltd.:
1.88%, 1/12/18	500	502,398
4.88%, 1/15/26	600	685,198
4.63%, 3/01/34	250	262,853
6.20%, 10/15/37	200	244,852
7.63%, 1/15/39	250	351,745
5.00%, 10/16/43	150	167,934
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 2/01/26 (b)	250	311,126
4.45%, 8/01/42	250	227,324
Valero Energy Corp.:
6.13%, 2/01/20	150	169,292
6.63%, 6/15/37	300	329,152
Western Gas Partners LP, 4.00%, 7/01/22	250	243,593
Williams Partners LP:
5.25%, 3/15/20	500	514,433
4.00%, 11/15/21	250	243,844
4.30%, 3/04/24	250	235,187
3.90%, 1/15/25	250	227,237
4.00%, 9/15/25	250	229,306
6.30%, 4/15/40	250	237,142

		58,659,392
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/22	50	53,258
Georgia-Pacific LLC, 8.88%, 5/15/31	25	40,045
International Paper Co.:
3.65%, 6/15/24	500	528,727
5.00%, 9/15/35	250	270,784
4.80%, 6/15/44	250	254,164
Westvaco Corp., 8.20%, 1/15/30	100	134,241

		1,281,219
Personal Products — 0.0%
Colgate-Palmolive Co.:
1.75%, 3/15/19	250	255,789
3.25%, 3/15/24	250	277,471

		533,260

Corporate Bonds	Par (000)	Value
Pharmaceuticals — 1.1%
Abbott Laboratories:
2.00%, 3/15/20	$500	$506,987
2.55%, 3/15/22	1,000	1,022,810
AbbVie, Inc.:
1.75%, 11/06/17	300	301,772
2.00%, 11/06/18	150	151,531
2.50%, 5/14/20	500	499,899
2.30%, 5/14/21	750	759,115
3.20%, 5/14/26	185	187,401
4.50%, 5/14/35	450	470,323
4.30%, 5/14/36	200	203,989
4.40%, 11/06/42	400	407,587
4.70%, 5/14/45	250	264,388
4.45%, 5/14/46	250	253,510
Actavis Funding SCS:
2.35%, 3/12/18	750	760,222
3.00%, 3/12/20	500	515,664
3.45%, 3/15/22	155	160,977
4.55%, 3/15/35	380	390,534
4.85%, 6/15/44	250	263,283
4.75%, 3/15/45	500	525,036
Actavis, Inc., 3.25%, 10/01/22	150	153,253
Allergan, Inc., 1.35%, 3/15/18	250	248,416
AstraZeneca PLC:
5.90%, 9/15/17	100	105,665
1.95%, 9/18/19	500	508,298
2.38%, 11/16/20	1,000	1,026,019
3.38%, 11/16/25	700	733,841
6.45%, 9/15/37	100	136,492
4.38%, 11/16/45	150	163,596
Baxalta, Inc.:
2.88%, 6/23/20	500	508,140
4.00%, 6/23/25	100	104,349
5.25%, 6/23/45	350	379,619
Bristol-Myers Squibb Co.:
1.75%, 3/01/19	250	254,730
2.00%, 8/01/22	250	253,797
4.50%, 3/01/44	250	308,742
Eli Lilly & Co.:
1.95%, 3/15/19	250	255,865
2.75%, 6/01/25	45	47,658
3.70%, 3/01/45	250	266,268
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	150	157,839
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	100	108,518
2.80%, 3/18/23	500	524,680
6.38%, 5/15/38	300	429,271
Johnson & Johnson:
2.45%, 12/05/21	450	475,873
2.45%, 3/01/26	120	124,183
4.38%, 12/05/33	250	301,176
3.55%, 3/01/36	750	828,601
4.50%, 9/01/40	100	123,429
Merck & Co., Inc.:
3.88%, 1/15/21	250	274,157
2.75%, 2/10/25	570	596,003
4.15%, 5/18/43	250	280,049
3.70%, 2/10/45	400	423,866
Merck Sharp & Dohme Corp., 5.00%, 6/30/19	500	555,473

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	33

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Mylan NV, 3.95%, 6/15/26 (b)	$750	$758,991
Mylan, Inc., 4.20%, 11/29/23	250	264,037
Novartis Capital Corp.:
4.40%, 4/24/20	100	111,406
3.40%, 5/06/24	650	710,503
3.00%, 11/20/25	350	371,771
4.40%, 5/06/44	250	301,309
Perrigo Co. PLC, 2.30%, 11/08/18	250	252,152
Perrigo Finance PLC:
3.90%, 12/15/24	250	253,463
4.38%, 3/15/26	250	260,376
Pfizer, Inc.:
1.50%, 6/15/18	500	504,991
5.80%, 8/12/23	500	614,428
2.75%, 6/03/26	115	118,589
7.20%, 3/15/39	250	380,381
4.30%, 6/15/43	500	561,945
4.40%, 5/15/44	250	284,965
Sanofi, 1.25%, 4/10/18	250	251,543
Teva Pharmaceutical Finance Co. BV:
3.65%, 11/10/21	113	119,749
2.95%, 12/18/22	309	314,289
Zoetis, Inc., 4.70%, 2/01/43	150	148,629

		24,886,411
Real Estate — 0.2%
AvalonBay Communities, Inc.:
2.95%, 9/15/22	100	102,916
3.45%, 6/01/25	100	104,797
Boston Properties LP:
3.70%, 11/15/18	200	209,389
3.13%, 9/01/23	250	256,978
3.65%, 2/01/26	190	202,486
Brandywine Operating Partnership LP, 3.95%, 2/15/23	250	252,616
Duke Realty LP, 3.63%, 4/15/23	250	260,835
Host Hotels & Resorts LP:
5.25%, 3/15/22	250	274,846
Series E, 4.00%, 6/15/25	190	193,198
Liberty Property LP, 4.40%, 2/15/24	250	269,342
National Retail Properties, Inc., 3.30%, 4/15/23	500	507,413
Prologis LP, 3.75%, 11/01/25	45	47,963
Simon Property Group LP:
2.15%, 9/15/17	250	252,615
4.13%, 12/01/21	100	110,863
3.38%, 3/15/22	100	107,041
3.38%, 10/01/24	500	536,315
4.25%, 10/01/44	250	269,765
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20	250	255,142
4.25%, 3/01/22	100	107,937

		4,322,457
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc., 4.30%, 1/15/26	250	265,178
American Tower Corp.:
3.40%, 2/15/19	250	260,333
2.80%, 6/01/20	250	255,832
5.05%, 9/01/20	25	27,798

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
American Tower Corp. (continued):
5.90%, 11/01/21	$500	$581,788
4.70%, 3/15/22	100	110,353
3.50%, 1/31/23	150	155,213
4.40%, 2/15/26	30	32,571
DDR Corp.:
4.63%, 7/15/22	100	108,135
4.25%, 2/01/26	250	262,094
Digital Realty Trust LP, 4.75%, 10/01/25	500	536,997
ERP Operating LP:
4.75%, 7/15/20	100	110,873
4.50%, 7/01/44	150	166,471
Essex Portfolio LP, 3.88%, 5/01/24	100	106,364
HCP, Inc.:
2.63%, 2/01/20	250	252,004
5.38%, 2/01/21	250	277,918
3.15%, 8/01/22	100	99,109
4.00%, 12/01/22	250	259,551
4.00%, 6/01/25	500	503,859
Healthcare Realty Trust, Inc., 3.75%, 4/15/23	150	150,505
Hospitality Properties Trust, 5.00%, 8/15/22	200	214,938
Kilroy Realty LP, 6.63%, 6/01/20	250	288,082
Kimco Realty Corp., 3.20%, 5/01/21	250	259,691
Mid-America Apartments LP, 4.30%, 10/15/23	200	215,103
Omega Healthcare Investors, Inc.:
5.88%, 3/15/24	250	261,877
4.50%, 4/01/27	250	249,004
Realty Income Corp., 4.65%, 8/01/23	250	275,576
Simon Property Group LP, 4.75%, 3/15/42	100	115,171
Ventas Realty LP, 4.13%, 1/15/26	250	268,659
Welltower, Inc.:
4.13%, 4/01/19	200	211,604
5.25%, 1/15/22	50	56,168
4.00%, 6/01/25	250	262,752
4.25%, 4/01/26	350	376,260
Weyerhaeuser Co., 7.38%, 3/15/32	350	463,050

		8,040,881
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 4.88%, 3/01/26	250	255,595
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.70%, 10/01/19	750	829,297
3.75%, 4/01/24	50	55,246
3.65%, 9/01/25	750	833,238
5.40%, 6/01/41	50	61,995
4.40%, 3/15/42	150	166,569
4.38%, 9/01/42	250	277,954
4.45%, 3/15/43	200	223,694
5.15%, 9/01/43	250	305,118
4.55%, 9/01/44	250	287,542
Canadian National Railway Co.:
2.95%, 11/21/24	305	323,539
2.75%, 3/01/26	60	62,666
3.50%, 11/15/42	100	99,200
Canadian Pacific Railway Co.:
4.45%, 3/15/23	500	551,687
2.90%, 2/01/25	250	253,868
5.75%, 1/15/42	25	30,554
4.80%, 8/01/45	110	126,820

See Notes to Financial Statements.

34	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Road & Rail (continued)
CSX Corp.:
3.70%, 10/30/20	$100	$107,411
3.35%, 11/01/25	250	265,686
4.75%, 5/30/42	100	115,757
3.95%, 5/01/50	200	200,193
4.50%, 8/01/54	250	267,730
Kansas City Southern, 3.13%, 6/01/26	250	255,506
Norfolk Southern Corp.:
3.00%, 4/01/22	750	782,897
3.85%, 1/15/24	250	273,902
3.95%, 10/01/42	100	103,175
4.80%, 8/15/43	350	408,338
4.45%, 6/15/45	250	275,497
Union Pacific Corp.:
4.16%, 7/15/22	100	112,539
3.25%, 8/15/25	250	272,648
4.30%, 6/15/42	50	55,295
4.75%, 12/15/43	250	294,811
4.05%, 11/15/45	250	270,745
4.05%, 3/01/46	140	153,808

		8,704,925
Semiconductors & Semiconductor Equipment — 0.2%
Altera Corp., 4.10%, 11/15/23	250	284,199
Applied Materials, Inc.:
3.90%, 10/01/25	160	177,404
5.85%, 6/15/41	50	61,112
Intel Corp.:
1.35%, 12/15/17	300	301,778
1.70%, 5/19/21	1,000	1,009,349
4.80%, 10/01/41	300	340,723
4.90%, 7/29/45	500	582,435
KLA-Tencor Corp., 4.65%, 11/01/24	305	332,717
Lam Research Corp., 3.80%, 3/15/25	230	237,769
Maxim Integrated Products, Inc., 3.38%, 3/15/23	100	103,487
QUALCOMM, Inc.:
3.45%, 5/20/25	250	265,680
4.65%, 5/20/35	250	271,513
4.80%, 5/20/45	250	262,242
Seagate HDD Cayman:
3.75%, 11/15/18	125	125,079
4.75%, 6/01/23	500	422,620
Texas Instruments, Inc., 1.75%, 5/01/20	250	253,802
Xilinx, Inc., 3.00%, 3/15/21	75	78,423

		5,110,332
Software — 0.4%
Autodesk, Inc., 1.95%, 12/15/17	75	75,180
CA, Inc., 4.50%, 8/15/23	170	185,802
HP Enterprise Co., 4.40%, 10/15/22 (b)	500	535,083
Microsoft Corp.:
1.63%, 12/06/18	250	254,356
1.85%, 2/12/20	500	511,019
3.00%, 10/01/20	50	53,417
2.00%, 11/03/20	500	512,761
2.65%, 11/03/22	500	522,571
3.13%, 11/03/25	250	267,757
3.50%, 2/12/35	165	170,720
5.30%, 2/08/41	100	125,183
3.75%, 5/01/43	150	151,762

Corporate Bonds	Par (000)	Value
Software (continued)
Microsoft Corp. (continued):
4.45%, 11/03/45	$500	$563,825
4.00%, 2/12/55	500	504,218
4.75%, 11/03/55	250	282,860
Oracle Corp.:
1.20%, 10/15/17	750	752,656
5.75%, 4/15/18	150	162,382
2.25%, 10/08/19	500	515,459
3.88%, 7/15/20	100	109,485
2.95%, 5/15/25	500	519,645
2.65%, 7/15/26 (d)	245	244,079
3.25%, 5/15/30	250	258,458
4.30%, 7/08/34	250	265,881
3.90%, 5/15/35	500	510,205
5.38%, 7/15/40	150	181,368
4.50%, 7/08/44	250	281,305
4.13%, 5/15/45	250	257,698
4.38%, 5/15/55	250	262,598

		9,037,733
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	268,523
AutoZone, Inc.:
3.70%, 4/15/22	50	53,352
3.13%, 7/15/23	250	259,208
3.25%, 4/15/25	165	171,047
Bed Bath & Beyond, Inc., 5.17%, 8/01/44	250	220,272
Home Depot, Inc.:
2.00%, 6/15/19	350	359,821
2.00%, 4/01/21	500	513,537
4.40%, 4/01/21	150	169,119
2.63%, 6/01/22	750	784,904
3.35%, 9/15/25	500	544,900
3.00%, 4/01/26	500	531,386
5.88%, 12/16/36	100	136,580
4.20%, 4/01/43	250	280,580
4.40%, 3/15/45	250	289,696
Lowe’s Cos., Inc.:
4.63%, 4/15/20	100	110,248
3.12%, 4/15/22	100	106,900
2.50%, 4/15/26	955	972,671
5.00%, 9/15/43	150	184,511
4.25%, 9/15/44	250	278,119
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/22	300	308,430
4.38%, 9/01/23	200	207,756
3.63%, 6/01/24	250	246,358
5.13%, 1/15/42	250	222,325
QVC, Inc., 5.45%, 8/15/34	200	185,186
Staples, Inc., 2.75%, 1/12/18	150	150,658

		7,556,087
Technology Hardware, Storage & Peripherals — 0.5%
Adobe Systems, Inc., 3.25%, 2/01/25	70	73,715
Apple, Inc.:
1.30%, 2/23/18	1,000	1,006,795
1.00%, 5/03/18	500	501,231
2.00%, 5/06/20	500	513,284
2.25%, 2/23/21	500	514,439
2.85%, 2/23/23	250	262,704

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	35

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued):
2.50%, 2/09/25	$140	$142,200
3.20%, 5/13/25	750	795,166
3.25%, 2/23/26	660	700,640
4.50%, 2/23/36	250	281,375
3.85%, 5/04/43	250	251,005
4.45%, 5/06/44	250	273,112
3.45%, 2/09/45	350	328,878
4.65%, 2/23/46	480	542,197
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b):
4.42%, 6/15/21	500	514,635
5.45%, 6/15/23	500	518,786
6.02%, 6/15/26	490	510,819
8.35%, 7/15/46	350	376,288
EMC Corp.:
1.88%, 6/01/18	250	245,018
2.65%, 6/01/20	250	238,636
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (b)	750	783,616
Hewlett-Packard Co.:
4.65%, 12/09/21	600	648,821
6.00%, 9/15/41	150	143,718
HP, Inc., 4.38%, 9/15/21	250	269,287
NetApp, Inc.:
2.00%, 12/15/17	350	351,587
3.38%, 6/15/21	105	106,700

		10,894,652
Textiles, Apparel & Luxury Goods — 0.0%
VF Corp., 3.50%, 9/01/21	100	107,659
Tobacco — 0.3%
Altria Group, Inc.:
9.25%, 8/06/19	45	55,477
2.63%, 1/14/20	250	259,886
2.85%, 8/09/22	750	785,571
10.20%, 2/06/39	33	61,155
4.50%, 5/02/43	400	451,502
5.38%, 1/31/44	70	89,747
Philip Morris International, Inc.:
1.13%, 8/21/17	250	250,504
1.88%, 1/15/19	250	255,004
4.13%, 5/17/21	50	55,711
2.63%, 3/06/23	250	258,900
2.13%, 5/10/23	500	501,862
3.38%, 8/11/25	750	811,084
2.75%, 2/25/26	165	170,158
4.50%, 3/20/42	50	56,277
3.88%, 8/21/42	100	102,459
4.13%, 3/04/43	200	214,521
4.25%, 11/10/44	115	126,312
Reynolds American, Inc.:
6.88%, 5/01/20	250	294,978
3.25%, 6/12/20	135	142,706
5.70%, 8/15/35	325	395,793
6.15%, 9/15/43	150	195,929
5.85%, 8/15/45	250	319,433

		5,854,969
Trading Companies & Distributors — 0.0%
GATX Corp., 2.38%, 7/30/18	150	151,635

Corporate Bonds	Par (000)	Value
Transportation Infrastructure — 0.0%
Ryder System, Inc., 2.35%, 2/26/19	$500	$505,301
Utilities — 0.0%
Emera US Finance LP (b):
3.55%, 6/15/26	75	76,743
4.75%, 6/15/46	350	355,223

		431,966
Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 3/01/25	250	271,071
4.30%, 9/01/45	250	284,704
United Utilities PLC, 5.38%, 2/01/19	50	53,626

		609,401
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
5.00%, 3/30/20	200	221,605
3.13%, 7/16/22	500	513,009
6.13%, 3/30/40	250	306,526
4.38%, 7/16/42	350	353,711
Crown Castle International Corp.:
3.40%, 2/15/21	750	782,951
3.70%, 6/15/26	280	288,873
Rogers Communications, Inc.:
3.00%, 3/15/23	150	156,516
3.63%, 12/15/25	65	69,444
5.00%, 3/15/44	250	283,981
Vodafone Group PLC:
1.50%, 2/19/18	500	499,737
7.88%, 2/15/30	100	128,807
4.38%, 2/19/43	450	424,276

		4,029,436
Total Corporate Bonds — 25.9%		566,817,777

Foreign Agency Obligations
African Development Bank, Series GDIF, 0.75%, 11/03/17	500	499,987
Asian Development Bank:
0.75%, 7/28/17	750	750,354
0.88%, 4/26/18	500	500,966
1.50%, 9/28/18	1,000	1,015,004
Canada Government International Bond, 1.63%, 2/27/19	500	510,855
Chile Government International Bond, 3.63%, 10/30/42	350	355,250
Colombia Government International Bond:
4.38%, 7/12/21	250	268,375
2.63%, 3/15/23	250	241,625
4.00%, 2/26/24	750	783,375
4.50%, 1/28/26	750	798,750
7.38%, 9/18/37	100	129,875
5.63%, 2/26/44	200	221,500
5.00%, 6/15/45	250	259,375
Corporacion Andina de Fomento, 1.50%, 8/08/17	143	143,522
Council of Europe Development Bank:
1.00%, 3/07/18	250	250,694
1.63%, 3/10/20	250	254,515

See Notes to Financial Statements.

36	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Foreign Agency Obligations	Par (000)	Value
European Investment Bank:
1.00%, 8/17/17	$1,500	$1,504,482
1.00%, 3/15/18	250	250,784
1.25%, 5/15/18	500	503,699
1.00%, 6/15/18	250	250,606
1.13%, 8/15/18	1,000	1,004,665
1.88%, 3/15/19	500	512,059
1.25%, 5/15/19	1,000	1,006,632
1.75%, 6/17/19	500	510,605
1.38%, 6/15/20	1,000	1,008,339
1.63%, 12/15/20	1,000	1,014,252
2.00%, 3/15/21	500	516,662
1.63%, 6/15/21	2,000	2,033,006
Export Development Canada:
1.75%, 8/19/19	500	513,067
1.75%, 7/21/20	500	513,354
Export-Import Bank of Korea:
1.75%, 2/27/18	500	502,105
3.25%, 11/10/25	500	535,464
FMS Wertmanagement AoeR, 1.63%, 11/20/18	500	508,547
Inter-American Development Bank:
1.25%, 1/16/18	1,000	1,008,102
0.88%, 3/15/18	1,000	1,002,834
1.75%, 10/15/19	500	511,056
1.88%, 3/15/21	500	513,759
1.75%, 4/14/22	750	763,626
Series GDP, 1.25%, 10/15/19	500	502,873
International Bank for Reconstruction & Development:
0.88%, 7/19/18	1,000	1,002,603
1.00%, 10/05/18	1,500	1,506,627
1.00%, 11/15/17	1,000	1,004,163
1.38%, 4/10/18	1,000	1,009,984
1.00%, 6/15/18	1,500	1,506,790
1.25%, 7/26/19	1,000	1,011,850
1.38%, 5/24/21	500	503,125
International Finance Corp., 1.75%, 9/16/19	1,500	1,536,006
Israel Government International Bond, 4.50%, 1/30/43	200	223,968
Italian Government International Bond:
6.88%, 9/27/23	100	125,400
5.38%, 6/15/33	250	296,756
Japan Bank for International Cooperation:
2.13%, 2/07/19	200	204,747
1.88%, 4/20/21	2,000	2,030,642
KFW:
1.50%, 4/20/20	500	507,661
2.75%, 10/01/20	500	532,616
Korea International Bond, 4.13%, 6/10/44	250	330,853
Mexico Government International Bond:
8.13%, 12/30/19	100	122,875
5.13%, 1/15/20	100	111,000
3.63%, 3/15/22	500	527,000
4.00%, 10/02/23	250	269,138
3.60%, 1/30/25	500	522,500
4.13%, 1/21/26	1,500	1,626,000
6.75%, 9/27/34	150	202,875
6.05%, 1/11/40	300	377,250
4.75%, 3/08/44	450	484,875
5.55%, 1/21/45	775	928,062

Foreign Agency Obligations	Par (000)	Value
Nordic Investment Bank, 1.13%, 3/19/18	$500	$503,022
Panama Government International Bond:
5.20%, 1/30/20	350	387,625
3.75%, 3/16/25	500	527,500
3.88%, 3/17/28	250	264,375
6.70%, 1/26/36	350	464,625
Peruvian Government International Bond:
7.35%, 7/21/25	400	544,000
8.75%, 11/21/33	191	299,631
5.63%, 11/18/50	300	372,000
Philippine Government International Bond:
4.00%, 1/15/21	500	546,976
4.20%, 1/21/24	500	571,960
7.75%, 1/14/31	500	776,011
6.38%, 10/23/34	250	363,561
3.95%, 1/20/40	250	287,937
3.70%, 3/01/41	350	390,033
Poland Government International Bond:
6.38%, 7/15/19	250	283,250
5.00%, 3/23/22	300	337,410
3.00%, 3/17/23	200	203,420
4.00%, 1/22/24	250	270,000
3.25%, 4/06/26	250	254,859
Province of Manitoba Canada:
1.13%, 6/01/18	500	502,783
2.05%, 11/30/20	500	513,712
Province of Ontario Canada:
1.20%, 2/14/18	750	753,985
2.00%, 9/27/18	500	510,872
2.00%, 1/30/19	500	511,635
4.40%, 4/14/20	200	222,691
1.88%, 5/21/20	500	510,602
Province of Quebec Canada:
3.50%, 7/29/20	500	542,317
2.75%, 8/25/21	500	529,489
2.63%, 2/13/23	250	262,330
South Africa Government International Bond:
4.67%, 1/17/24	200	206,568
5.88%, 9/16/25	500	556,750
5.38%, 7/24/44	200	209,288
Svensk Exportkredit AB, 1.88%, 6/17/19	500	511,701
Turkey Government International Bond:
7.50%, 11/07/19	500	571,045
5.63%, 3/30/21	500	545,000
3.25%, 3/23/23	750	726,562
5.75%, 3/22/24	700	780,577
4.25%, 4/14/26	500	507,575
4.88%, 10/09/26	1,000	1,053,040
6.88%, 3/17/36	250	304,770
6.00%, 1/14/41	500	559,243
4.88%, 4/16/43	250	244,063
6.63%, 2/17/45	250	303,605
Uruguay Government International Bond:
8.00%, 11/18/22	150	189,750
4.50%, 8/14/24	250	272,188
4.38%, 10/27/27	500	527,500
5.10%, 6/18/50	250	248,750
Total Foreign Agency Obligations — 2.9%		63,306,552

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	37

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	$150	$228,960
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	100	146,294
Series S-1, 7.04%, 4/01/50	100	157,138
Series S-3, 6.91%, 10/01/50	200	314,648
Chicago Transit Authority, RB, Pension Funding, Series A, 6.90%, 12/01/40	100	130,263
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 4.24%, 12/15/37	50	55,515
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	151,886
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 7/01/39	100	132,320
6.60%, 7/01/50	90	139,849
City of New York New York, GO, 5.97%, 3/01/36	100	136,221
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	100	130,965
City Public Service Board of San Antonio Texas, RB, 4.43%, 2/01/42	170	203,864
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	100	135,735
Commonwealth of Pennsylvania, GO, Build America Bonds, 4.65%, 2/15/26	100	111,374
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 6/01/39	100	132,277
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 5/01/49	100	144,328
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	100	124,023
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	160	211,384
District of Columbia, RB, Series E, 5.59%, 12/01/34	200	262,094
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	100	137,799
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20	100	104,557
Illinois State Toll Highway Authority, RB, Build America Bonds, 5.85%, 12/01/34	100	133,673
JobsOhio Beverage System, Refunding RB, Series B, 4.53%, 1/01/35	100	116,950
Los Angeles California Community College District, GO, 6.75%, 8/01/49	100	159,231
Los Angeles California Unified School District, GO, 6.76%, 7/01/34	150	216,210
Massachusetts Institute of Technology, 4.68%, 7/01/14	300	357,454
Massachusetts School Building Authority, RB, 5.72%, 8/15/39	100	131,637
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 4.05%, 7/01/26	100	108,712

Municipal Bonds	Par (000)	Value
Metropolitan Transportation Authority, RB, Build America Bonds, Series C-1, 6.69%, 11/15/40	$305	$439,682
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Build America Bonds, 7.46%, 10/01/46	100	154,636
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	186,334
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 4/01/57	125	164,603
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 2/15/29	200	247,306
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	100	152,065
Series F, 7.41%, 1/01/40	400	626,136
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Build America Bonds, 5.77%, 8/01/36	100	131,040
New York City Water & Sewer System, RB, Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 6/15/42	115	164,428
New York City Water & Sewer System, Refunding RB, 5.44%, 6/15/43	200	271,536
New York State Dormitory Authority, RB, Build America Bonds, Series H, 5.43%, 3/15/39	135	176,480
New York State Urban Development Corp., RB, 5.77%, 3/15/39	200	256,428
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 1/01/49	100	153,190
Ohio State University, RB:
Build America Bonds, Series C, 4.91%, 6/01/40	100	126,678
Series A, 4.05%, 12/01/56	150	166,764
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	120,640
Port Authority of New York & New Jersey, ARB, Consolidated, Series 192, 4.81%, 10/15/65	100	120,955
Port Authority of New York & New Jersey, RB:
158th Series, 5.86%, 12/01/24	100	127,912
159th Series, 6.04%, 12/01/29	200	261,824
182nd Series, 5.31%, 8/01/46	100	109,687
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	100	114,407
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series F, 6.58%, 5/15/49	100	144,416
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41	75	96,441
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	100	129,218
State Board of Administration Finance Corp. RB, RB, Series A:
2.16%, 7/01/19	150	153,980
2.64%, 7/01/21	200	208,476
State of California, GO, Build America Bonds:
5.70%, 11/01/21	200	238,944
Various Purpose, 7.50%, 4/01/34	145	219,942

See Notes to Financial Statements.

38	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
State of California, GO, Build America Bonds (continued):
Various Purpose, 7.35%, 11/01/39	$200	$304,136
Various Purposes, 7.55%, 4/01/39	675	1,068,052
Various Purposes, 7.60%, 11/01/40	200	323,520
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	179,011
Series A, 5.85%, 3/15/32	100	128,975
State of Illinois, GO:
5.67%, 3/01/18	200	211,088
5.88%, 3/01/19	500	541,030
Pension, 5.10%, 6/01/33	900	863,955
State of Oregon, GO, Pension, 5.76%, 6/01/23	100	117,434
State of Texas, GO, Build America Bonds, Series A, 5.52%, 4/01/39	100	139,278
State of Washington, GO, Build America Bonds, Series D, 5.48%, 8/01/39	175	236,017
State of Wisconsin, RB, Series A, 5.70%, 5/01/26	100	122,835
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 4/01/30	200	256,974
University of California, RB:
General, Taxable, Series AD, 4.86%, 5/15/12	300	334,455
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series H, 6.55%, 5/15/48	50	72,169
University of California, Refunding RB, General, Taxable, Series AJ, 4.60%, 5/15/31	150	176,025
University of North Carolina at Chapel Hill, Refunding RB, 3.85%, 12/01/34	400	453,216
University of Virginia, RB, Build America Bonds, 6.20%, 9/01/39	140	208,342
Virginia Commonwealth Transportation Board, RB, Build America Bonds, Series A-2, 5.35%, 5/15/35	75	93,411
Total Municipal Bonds — 0.7%		15,809,432

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4, 5.74%, 9/11/42 (e)	936	974,155
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	845,511
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	543,083
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,638,079
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.38%, 7/10/45 (e)	2,700	3,057,798
Series 2013-CR12, Class A4, 4.05%, 10/10/46	300	334,920
Series 2013-CR8, Class A5, 3.61%, 6/10/46 (e)	1,900	2,066,923
Series 2014-UBS2, Class A5, 3.96%, 3/10/47	500	550,818
Series 2015-PC1, Class A5, 3.90%, 7/10/50	1,500	1,648,246
Series 2016-CR28, Class A4, 3.76%, 2/10/49	750	821,168

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Securities Trust, 3.72%, 8/15/48	$1,000	$1,092,712
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 12/10/49	278	288,629
GS Mortgage Securities Corp. II:
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	250	261,292
Series 2015-GC30, Class A4, 3.38%, 5/10/50	600	642,117
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 2/15/47	250	279,683
Series 2014-C22, Class A4, 3.80%, 9/15/47	300	329,115
Series 2015-C29, Class A2, 2.92%, 5/15/48	1,000	1,047,690
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 8/15/46	650	709,833
Series 2012-LC9, Class A3, 2.48%, 12/15/47	300	307,766
Series 2013-C16, Class A2, 3.07%, 12/15/46	634	655,147
Series 2014-C19, Class A2, 3.05%, 4/15/47	300	313,018
Series 2014-C20, Class A5, 3.80%, 7/15/47	1,400	1,536,863
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45 (e)	255	266,815
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, 5.86%, 9/12/49 (e)	675	700,533
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, 5/15/48	750	822,275
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 7/15/46 (e)	200	225,658
Series 2015-C27, Class A5, 3.45%, 2/15/48	1,500	1,609,722
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 3/15/45	500	527,962

		24,097,531
Total Non-Agency Mortgage-Backed Securities — 1.1%		24,097,531

Preferred Securities

Capital Trusts
Insurance — 0.0%
MetLife, Inc., 6.40%	100	106,752
Prudential Financial, Inc., 5.63% (e)	100	104,282
XLIT Ltd., 5.50%	250	246,951
Total Preferred Securities — 0.0%		457,985

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.9%
Fannie Mae:
0.88%, 12/20/17 - 5/21/18	4,828	4,846,045
1.13%, 7/20/18	3,000	3,026,397
1.63%, 1/21/20	500	511,810
6.25%, 5/15/29	2,850	4,150,597
6.63%, 11/15/30	149	228,289
7.25%, 5/15/30	550	874,884
Federal Home Loan Bank:
1.00%, 12/19/17	5,000	5,025,835
5.50%, 7/15/36	1,100	1,587,042

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	39

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations (continued)
Federal Home Loan Mortgage Corp.:
0.75%, 1/12/18	$2,000	$2,003,428
1.20%, 10/29/18	2,200	2,200,728
1.38%, 5/01/20	4,000	4,060,304
Financing Corp., 8.60%, 9/26/19	200	247,883
Freddie Mac:
0.88%, 3/07/18	1,500	1,502,765
1.75%, 5/30/19	420	431,549
2.38%, 1/13/22	7,430	7,869,507
4.88%, 6/13/18	250	270,197
6.25%, 7/15/32	1,300	1,966,789
Tennessee Valley Authority:
3.50%, 12/15/42	140	151,374
6.25%, 12/15/17	400	431,497

		41,386,920
Commercial Mortgage-Backed Securities — 0.5%
Fannie Mae, Class A2:
Series 2012-M9, 2.48%, 4/25/22	2,000	2,088,706
Series 2014-M6, 2.68%, 5/25/21 (e)	150	158,213
Series 2014-M13, 3.02%, 8/25/24 (e)	500	536,029
Freddie Mac:
Series K713, Class A2, 2.31%, 3/25/20	300	310,432
Series K026, Class A2, 2.51%, 11/25/22	200	209,507
Series K038, Class A1, 2.60%, 10/25/23	222	231,204
Series K014, Class A1, 2.79%, 10/25/20	86	88,794
Series K017, Class A2, 2.87%, 12/25/21	500	530,026
Series K033, Class A2, 3.06%, 7/25/23 (e)	100	108,172
Series K052, Class A2, 3.15%, 11/25/25	750	814,848
Series K031, Class A2, 3.30%, 4/25/23 (e)	100	109,644
Series K006, Class A1, 3.40%, 7/25/19	361	372,220
Series K004, Class A1, 3.41%, 5/25/19	376	389,582
Series K037, Class A2, 3.49%, 1/25/24	200	222,118
Series K034, Class A2, 3.53%, 7/25/23 (e)	3,900	4,330,779
Series K013, Class A2, 3.97%, 1/25/21	500	550,179
Series K003, Class A5, 5.09%, 3/25/19	300	327,472

		11,377,925
Mortgage-Backed Securities — 28.4%
Fannie Mae Mortgage-Backed Securities:
1.90%, 4/01/43 (e)	316	323,860
1.93%, 5/01/43 (e)	754	774,495
2.05%, 6/01/43 (e)	681	697,909
2.47%, 8/01/42 (e)	225	231,711
2.50%, 9/01/28 - 7/01/46 (g)	20,008	20,686,992
2.83%, 8/01/41 (e)	61	64,323
3.00%, 1/01/27 - 7/01/46 (g)	57,164	65,502,359
3.15%, 11/01/40 (e)	33	35,078
3.50%, 2/01/26 - 7/14/46 (d)(g)	76,495	80,972,037
4.00%, 10/01/25 - 8/01/46 (g)	49,051	52,724,526
4.50%, 5/01/24 - 8/16/46 (d)(g)	21,952	23,888,434
5.00%, 1/01/19 - 8/16/46 (d)(g)	12,647	14,011,522
5.50%, 4/01/36 - 7/01/46 (g)	6,335	7,125,120
6.00%, 3/01/34 - 7/01/46 (g)	8,001	9,154,315
6.50%, 7/01/32	173	205,717
7.00%, 2/01/32	28	29,602
Freddie Mac Mortgage-Backed Securities:
1.79%, 6/01/43 (e)	141	143,032
2.50%, 7/01/28 - 7/01/31 (g)	13,821	14,298,294
2.80%, 9/01/40 (e)	63	66,143

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued):
2.93%, 8/01/41 (e)	$41	$43,170
3.00%, 3/01/27 - 7/01/46 (g)	44,961	46,872,646
3.00%, 6/01/31 (d)	811	851,098
3.50%, 6/16/31 - 7/01/46 (d)(g)	49,569	52,376,303
4.00%, 5/01/19 - 7/01/46 (d)(g)	32,185	34,407,226
4.50%, 4/01/46 (d)	177	193,717
4.50%, 4/01/18 - 7/01/46 (g)	12,190	13,257,360
5.00%, 10/01/18 - 7/01/46 (g)	8,095	8,930,302
5.50%, 6/01/35 - 7/01/46 (g)	3,403	3,794,807
6.50%, 6/01/31	89	102,197
8.00%, 12/01/24	179	198,630
Ginnie Mae Mortgage-Backed Securities:
2.50%, 5/20/45	1,190	1,215,658
3.00%, 5/15/43 - 7/01/46 (g)	32,699	34,192,020
3.50%, 9/20/42 - 7/20/46 (d)(g)	64,883	68,961,327
4.00%, 3/15/41 - 7/01/46 (g)	37,598	31,955,355
4.00%, 6/20/46 (d)	1,251	1,344,146
4.50%, 7/15/39 - 7/01/46 (g)	16,284	17,614,019
5.00%, 11/15/39 - 7/01/46 (g)	8,809	9,719,676
5.50%, 12/15/32 - 7/20/40	549	607,295
6.00%, 3/15/35 - 10/20/38	337	390,053
6.50%, 9/15/36	172	210,535
7.50%, 12/15/23	174	200,170

		618,373,179
Total U.S. Government Sponsored Agency Securities — 30.8%		671,138,024

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.88%, 2/15/19	8,000	9,719,376
8.75%, 8/15/20	400	527,375
7.63%, 11/15/22	3,400	4,745,921
1.50%, 3/31/23	18,500	18,766,659
6.25%, 8/15/23	4,050	5,428,426
7.63%, 2/15/25	375	565,649
6.00%, 2/15/26	500	704,160
6.75%, 8/15/26	3,000	4,492,968
6.50%, 11/15/26	400	592,406
6.13%, 11/15/27	2,080	3,070,438
5.25%, 2/15/29	2,000	2,827,968
6.13%, 8/15/29	2,500	3,824,707
5.38%, 2/15/31	4,500	6,674,238
4.75%, 2/15/37	1,700	2,528,883
5.00%, 5/15/37	1,000	1,537,188
4.38%, 2/15/38	2,500	3,563,867
4.50%, 5/15/38	1,000	1,450,664
3.50%, 2/15/39	1,300	1,640,640
4.25%, 5/15/39	2,775	3,878,495
4.50%, 8/15/39	1,700	2,457,563
4.38%, 11/15/39	1,800	2,558,531
4.63%, 2/15/40	1,230	1,808,148
4.38%, 5/15/40	1,650	2,347,511
3.88%, 8/15/40	860	1,141,415
4.25%, 11/15/40	3,028	4,239,909
4.75%, 2/15/41	11,000	16,504,730
4.38%, 5/15/41	4,110	5,868,632
3.75%, 8/15/41	1,550	2,021,842

See Notes to Financial Statements.

40	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
3.13%, 11/15/41	$400	$472,359
3.13%, 2/15/42	4,850	5,730,959
3.00%, 5/15/42	480	554,437
2.75%, 8/15/42	750	826,348
2.75%, 11/15/42	4,200	4,620,328
3.13%, 2/15/43	3,050	3,595,306
2.88%, 5/15/43	250	281,123
3.63%, 8/15/43	2,500	3,225,487
3.75%, 11/15/43	1,700	2,242,938
3.63%, 2/15/44	1,000	1,289,375
3.38%, 5/15/44	1,600	1,971,938
3.13%, 8/15/44	2,500	2,942,772
3.00%, 11/15/44	6,300	7,243,526
2.50%, 2/15/45	4,500	4,685,098
3.00%, 5/15/45	7,800	8,965,429
2.88%, 8/15/45	3,000	3,368,673
3.00%, 11/15/45	9,400	10,808,534
2.50%, 2/15/46	7,000	7,289,023
U.S. Treasury Notes:
0.88%, 7/15/17	4,000	4,014,376
0.50%, 7/31/17	900	899,719
2.38%, 7/31/17	3,000	3,059,298
4.75%, 8/15/17	3,800	3,977,384
0.63%, 8/31/17	521	521,468
1.88%, 8/31/17	1,870	1,898,781
1.00%, 9/15/17	3,000	3,015,819
0.88%, 10/15/17	4,710	4,728,581
1.88%, 10/31/17	5,000	5,085,740
0.88%, 11/15/17	14,000	14,057,974
0.63%, 11/30/17	5,000	5,004,100
2.25%, 11/30/17	7,000	7,164,612
1.00%, 12/15/17	8,344	8,395,499
2.75%, 12/31/17	15,000	15,482,220
0.88%, 1/31/18	2,000	2,009,296
2.63%, 1/31/18	2,000	2,064,140
1.00%, 2/15/18	4,500	4,529,529
0.75%, 2/28/18	4,500	4,512,303
2.75%, 2/28/18	1,300	1,346,465
1.00%, 3/15/18	5,000	5,034,375
2.88%, 3/31/18	8,000	8,315,936
0.75%, 4/15/18	9,000	9,024,255
0.63%, 4/30/18	1,500	1,500,996
2.63%, 4/30/18	15,000	15,554,295
1.00%, 5/15/18	7,000	7,052,500
1.00%, 5/31/18	10,000	10,077,340
1.13%, 6/15/18	8,000	8,080,312
2.25%, 7/31/18	3,000	3,101,601
4.00%, 8/15/18	500	536,426
0.88%, 10/15/18	4,000	4,021,408
1.25%, 10/31/18	7,700	7,806,776
1.75%, 10/31/18	2,250	2,307,305
1.38%, 12/31/18	4,030	4,101,311
1.50%, 12/31/18	31,315	31,960,872
1.25%, 1/31/19	11,400	11,568,332
1.50%, 2/28/19	10,000	10,214,060
1.00%, 3/15/19	5,000	5,042,385
1.50%, 3/31/19	10,000	10,224,610
1.63%, 3/31/19	1,500	1,537,617
1.25%, 4/30/19	4,300	4,367,691

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
1.63%, 4/30/19	$17,000	$17,434,299
1.13%, 5/31/19	1,880	1,903,060
1.50%, 5/31/19	14,000	14,316,092
1.00%, 6/30/19	2,000	2,016,954
1.63%, 6/30/19	2,000	2,053,360
0.88%, 7/31/19	1,500	1,506,153
1.00%, 8/31/19	2,300	2,317,699
1.63%, 8/31/19	2,000	2,054,296
3.38%, 11/15/19	3,100	3,368,466
1.50%, 11/30/19	6,500	6,651,326
1.13%, 12/31/19	4,750	4,801,024
1.63%, 12/31/19	12,500	12,845,212
1.38%, 1/31/20	750	764,297
3.63%, 2/15/20	2,500	2,750,978
1.25%, 2/29/20	6,200	6,292,516
1.38%, 2/29/20	5,700	5,807,542
1.13%, 3/31/20	1,500	1,515,234
1.13%, 4/30/20	2,700	2,726,474
1.38%, 4/30/20	6,200	6,316,734
1.38%, 5/31/20	4,400	4,480,780
1.88%, 6/30/20	2,000	2,076,562
2.00%, 7/31/20	6,500	6,783,614
2.63%, 8/15/20	4,140	4,425,917
2.13%, 8/31/20	7,000	7,341,796
1.38%, 10/31/20	10,000	10,180,860
1.75%, 10/31/20	500	516,817
2.63%, 11/15/20	1,000	1,071,406
1.63%, 11/30/20	6,000	6,175,782
2.00%, 11/30/20	5,300	5,538,293
1.75%, 12/31/20	3,800	3,930,773
2.38%, 12/31/20	900	955,406
2.13%, 1/31/21	9,800	10,304,543
3.63%, 2/15/21	2,310	2,585,126
1.13%, 2/28/21	2,000	2,014,062
2.00%, 2/28/21	12,700	13,285,394
1.25%, 3/31/21	9,000	9,104,769
2.25%, 3/31/21	11,500	12,168,886
1.38%, 4/30/21	5,000	5,086,330
3.13%, 5/15/21	3,000	3,300,585
2.00%, 5/31/21	5,000	5,235,940
1.13%, 6/30/21	4,500	4,522,324
2.00%, 8/31/21	4,500	4,712,697
2.13%, 9/30/21	2,900	3,056,101
2.00%, 11/15/21	3,700	3,878,495
1.88%, 11/30/21	11,000	11,454,608
2.13%, 12/31/21	7,000	7,379,806
1.50%, 1/31/22	6,000	6,121,404
2.00%, 2/15/22	1,500	1,571,133
1.75%, 3/31/22	9,100	9,402,502
1.75%, 4/30/22	3,000	3,099,609
2.13%, 6/30/22	8,000	8,435,000
1.88%, 8/31/22	4,958	5,153,028
1.63%, 11/15/22	3,000	3,070,782
2.00%, 11/30/22	11,000	11,512,622
2.13%, 12/31/22	5,000	5,271,680
1.75%, 1/31/23	3,600	3,710,531
1.50%, 2/28/23	3,200	3,246,499
1.63%, 4/30/23	4,000	4,089,844
1.75%, 5/15/23	1,000	1,031,602

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	41

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
1.63%, 5/31/23	$4,000	$4,090,312
1.38%, 6/30/23	3,500	3,518,046
2.50%, 8/15/23	2,000	2,166,640
2.50%, 5/15/24	2,300	2,498,106
2.38%, 8/15/24	7,500	8,073,045
2.25%, 11/15/24	8,980	9,579,137
2.00%, 2/15/25	6,984	7,307,010
2.13%, 5/15/25	2,000	2,112,578
2.25%, 11/15/25	1,600	1,707,000
1.63%, 2/15/26	3,700	3,741,625
1.63%, 5/15/26	2,500	2,530,568
4.50%, 2/15/36	4,666	6,720,864
2.50%, 5/15/46	1,500	1,563,105
Total U.S. Treasury Obligations — 37.1%		809,133,329
Total Long-Term Investments (Cost — $2,096,106,721) — 98.9%		2,160,196,634

Short-Term Securities	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (c)(h)	275,397,667	275,397,667
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (c)(h)(i)	727,500	727,500
Total Short-Term Securities (Cost — $276,125,167) — 12.7%		276,125,167
Total Investments Before TBA Sale Commitments (Cost — $2,372,231,888) — 111.6%		2,436,321,801

TBA Sale Commitments	Par (000)	Value
Fannie Mae Mortgage-Backed Securities (g):
3.50%, 7/01/46	$1,031	$(1,088,188)
4.00%, 7/01/46	232	(248,874)
4.50%, 7/01/46	1,263	(1,378,263)
5.00%, 7/01/46	332	(368,624)
Freddie Mac Mortgage-Backed Securities (g):
3.00%, 7/01/31	811	(851,296)
3.50%, 7/01/36	3,330	(3,512,109)
4.00%, 7/01/46	3,583	(3,836,609)
4.50%, 7/01/46	177	(193,041)
3.00%, 7/01/46	4,766	(5,052,595)
4.00%, 7/01/46	1,251	(1,337,593)
Total TBA Sale Commitments (Proceeds — $17,824,109) — 0.7%		(17,867,192)
Total Investments, Net of TBA Sale Commitments (Cost — $2,354,407,779) — 110.9%		2,418,454,609
Liabilities in Excess of Other Assets — (10.9)%		(237,672,413)

Net Assets — 100.0%		$2,180,782,196

Notes to Schedule of Investments

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at December 31, 2015	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Cash Funds: Institutional, SL Agency Shares	190,311,931	85,085,736	[1]	—	275,397,667	$275,397,667	$550,628		—
BlackRock Cash Funds: Prime, SL Agency Shares	258,161	469,339	[1]	—	727,500	727,500	12,252	[2]	—
PNC Bank NA, 2.20%, 1/28/19	$500,000	—		—	$500,000	510,169	5,500		—
PNC Bank NA, 2.25%, 7/02/19	$350,000	—		—	$350,000	357,520	3,938		—
PNC Bank NA, 2.30%, 6/01/20	$500,000	—		—	$500,000	512,187	5,750		—
PNC Bank NA, 2.45%, 11/5/20	$250,000	—		—	$250,000	256,870	3,062		—
PNC Bank NA, 2.95%, 1/30/23	$250,000	—		—	$250,000	254,571	3,688		—
PNC Bank NA, 2.95%, 2/23/25	—	$250,000		—	$250,000	258,193	2,499		—
PNC Funding Corp., 3.30%, 3/08/22	$150,000	—		—	$150,000	159,526	2,475		—
PNC Funding Corp., 5.63%, 2/01/17[3]	$150,000	—		$(150,000)	—	—	1,453		$6,450
Total						$278,434,203	$591,245		$6,450

[1] Represents net shares purchased.

[2] Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[3] No longer held by the Master Portfolio as of report date.

See Notes to Financial Statements.

42	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Schedule of Investments (concluded)	U.S. Total Bond Index Master Portfolio

(d)	When-issued security.

(e)	Variable rate security. Rate as of period end.

(f)	Security, or a portion of security, is on loan.

(g)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	$7,737,876	$24,856
BNP Paribas SA	$10,090,535	$5,117
Bank of New York Melon Corp.	$1,231,875	$3,473
Citigroup Global Markets, Inc.	$14,135,647	$39,918
Credit Suisse Securities (USA) LLC	$63,628,823	$292,432
Goldman Sachs & Co.	$46,785,642	$308,386
J.P. Morgan Securities LLC	$17,332,810	$42,246
Morgan Stanley & Co. LLC	$25,430,876	$167,712
Nomura Securities International, Inc.	$2,107,405	$15,368
RBC Capital Markets, LLC	$(900,501)	$(1,432)
Wells Fargo Securities, LLC	$2,920,854	$1,482

(h)	Current yield as of period end.

(i)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$9,436,004	—	$9,436,004
Corporate Bonds	—	566,817,777	—	566,817,777
Foreign Agency Obligations	—	63,306,552	—	63,306,552
Municipal Bonds	—	15,809,432	—	15,809,432
Non-Agency Mortgage-Backed Securities	—	24,097,531	—	24,097,531
Preferred Securities	—	457,985	—	457,985
U.S. Government Sponsored Agency Securities	—	671,138,024	—	671,138,024
U.S. Treasury Obligations	—	809,133,329	—	809,133,329
Short-Term Securities	$276,125,167	—	—	276,125,167
Liabilities:
Investments:
TBA Sale Commitments	—	(17,867,192)	—	(17,867,192)

Total	$276,125,167	$2,142,329,442		$2,418,454,609

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,195,488	—	—	$1,195,488
Liabilities:
Cash received as collateral for TBA commitments	—	$(21,000)	—	(21,000)
Collateral on securities loaned at value	—	(727,500)	—	(727,500)

Total	$1,195,488	$(748,500)	—	$446,988

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	43

Statement of Assets and Liabilities	U.S. Total Bond Index Master Portfolio

June 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $702,900) (cost — $2,093,856,856)	$2,157,887,598
Investments at value — affiliated (cost — $278,375,032)	278,434,203
Cash	1,195,488
Receivables:
Contributions from investors	2,502,100
Interest	11,202,523
Investments sold	29,251,035
Principal paydowns	3,049
Dividend — affiliated	117,119
TBA sale commitments	17,824,109
Securities lending income — affiliated	2,210

Total assets	2,498,419,434

Liabilities
TBA sale commitments at value (proceeds — $17,824,109)	17,867,192
Collateral on securities loaned at value	727,500
Payables:
Investment advisory fees	47,274
Investments purchased	295,754,289
Trustees’ fees	6,939
Other accrued expenses	21,383
Withdrawals to investors	3,191,661
Cash received as collateral for TBA commitments	21,000

Total liabilities	317,637,238

Net Assets	$2,180,782,196

Net Assets Consist of
Investors’ capital	$2,116,735,366
Net unrealized appreciation (depreciation)	64,046,830

Net Assets	$2,180,782,196

See Notes to Financial Statements.

44	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Statement of Operations	U.S. Total Bond Index Master Portfolio

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Interest — unaffiliated	$19,299,502
Interest — affiliated	28,365
Dividend — affiliated	550,628
Securities lending — affiliated — net	12,252

Total income	19,890,747

Expenses
Investment advisory	366,175
Trustees	26,108
Professional	16,008

Total expenses	408,291
Less fees waived by the Manager	(117,490)

Total expenses after fees waived	290,801

Net investment income	19,599,946

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments — unaffiliated	3,184,519
Investments — affiliated	6,450

3,190,969

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	72,853,113
Investments — affiliated	60,662

72,913,775

Net realized and unrealized gain	76,104,744

Net Increase in Net Assets Resulting from Operations	$95,704,690

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	45

Statements of Changes in Net Assets	U.S. Total Bond Index Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$19,599,946	$27,215,573
Net realized gain	3,190,969	2,186,271
Net change in unrealized appreciation (depreciation)	72,913,775	(25,913,499)

Net increase in net assets resulting from operations	95,704,690	3,488,345

Capital Transactions
Proceeds from contributions	639,509,134	653,907,369
Value of withdrawals	(142,805,646)	(261,514,633)

Net increase in net assets derived from capital transactions	496,703,488	392,392,736

Net Assets
Total increase in net assets	592,408,178	395,881,081
Beginning of period	1,588,374,018	1,192,492,937

End of period	$2,180,782,196	$1,588,374,018

See Notes to Financial Statements.

46	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Financial Highlights	U.S. Total Bond Index Master Portfolio

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Total Return
Total return	5.33%	[1]	0.40%	5.98%	(2.23)%	4.06%	7.67%

Ratios to Average Net Assets
Total expenses	0.04%	[2]	0.06%	0.09%	0.09%	0.09%	0.13%

Total expenses after fees waived	0.03%	[2]	0.04%	0.07%	0.08%	0.08%	0.08%

Net investment income	2.14%	[2]	1.93%	1.76%	1.63%	1.86%	3.36%

Supplemental Data
Net assets, end of period (000)	$2,180,782		$1,588,374	$1,192,493	$933,770	$481,572	$127,484

Portfolio turnover rate[3,4]	128%		356%	476%	417%	436%	122%

[1]	Aggregate total return.

[2]	Annualized.

[3]	Portfolio turnover rate includes TBA transactions, if any.

[4]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Portfolio turnover rate (excluding MDRs)	122%	300%	244%	214%	231%	121%

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	47

Notes to Financial Statements (Unaudited)

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., To-be-announced (“TBA”) sale commitments) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining

48	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (continued)

the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Master Portfolio’s investments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	49

Notes to Financial Statements (continued)

Asset-backed securities issued as debt instruments, which are also known as collateralized obligations are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

50	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (continued)

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
CitiGroup Global Markets, Inc.	$702,900	$702,900	—

[1]

Collateral with a value of $727,500 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	51

Notes to Financial Statements (continued)

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee, which is determined by calculating a percentage of the Master Portfolio’s average daily net assets at an annual rate of 0.04%.

Administration

MIP entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administration service to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers

The Manager, with respect to the Master Portfolio, contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2016, the amount waived was $75,374.

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended June 30, 2016, the Master Portfolio paid BTC $3,063 in total for securities lending agent services and collateral investment fees.

52	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Notes to Financial Statements (continued)

Officers and Trustees

The fees and expenses of the MIP’s trustees who are not “interested persons” of the MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2017. If the Master Portfolio does not pay administration fees, the Manager agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to the Manager. For the six months ended June 30, 2016, the amount waived was $42,116.

Certain officers and/or trustees of the MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions

The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2016, the purchase and sale transactions which resulted in net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$2,264,136	$188,846	$(80,436)

6. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$2,464,441,139	$2,148,791,478	*
U.S. Government Securities	354,216,858	169,496,990

Total Purchases	$2,818,657,997	$2,318,288,468

*	Includes paydowns

For the six months ended June 30, 2016, purchases and sale related to mortgage dollar rolls were $100,368,820 and $100,514,468, respectively.

7. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

Tax Cost

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,372,362,083

Gross unrealized appreciation	$66,144,784
Gross unrealized depreciation	(2,185,066)

Net unrealized appreciation	$63,959,718

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	53

Notes to Financial Statements (concluded)

8. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2016, the Master Portfolio did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

54	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. BlackRock U.S. Total Bond Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	55

Disclosure of Investment Advisory Agreement (continued)

better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge1, as well as the performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2017. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

56	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (continued)

and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category and the performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for all periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual advisory rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	57

Disclosure of Investment Advisory Agreement (concluded)

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the Master Portfolio or the Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio ranked in the second and first quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board noted that BlackRock proposed, and the Board agreed to, a contractual reduction of the Master Portfolio’s advisory fee. This advisory fee reduction was implemented on April 30, 2015. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

58	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust/MIP.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	59

Additional Information

Proxy Results

BlackRock Funds III

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	61,938,311,360	43,835,788
Susan J. Carter	61,780,259,925	201,887,223
Collette Chilton	61,948,124,716	34,022,432
Neil A. Cotty	61,775,834,676	206,312,472
Matina S. Horner	61,940,727,663	41,419,485
Rodney D. Johnson	61,941,649,924	40,497,224
Cynthia A. Montgomery	61,943,332,673	38,814,475
Joseph P. Platt	61,944,232,208	37,914,940
Robert C. Robb, Jr.	61,944,234,953	37,912,195
Mark Stalnecker	61,943,725,951	38,421,197
Kenneth L. Urish	61,944,152,210	37,994,938
Claire A. Walton	61,784,560,644	197,586,504
Frederick W. Winter	61,939,767,717	42,379,431
Barbara G. Novick	61,947,782,498	34,364,650
John M. Perlowski	61,944,381,941	37,765,207

*	Denotes Trust-wide proposal and voting results.

Master Investment Portfolio

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the MIP.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	93,744,625,170	102,294,210
Susan J. Carter	93,564,604,497	282,314,883
Collette Chilton	93,778,667,881	68,251,499
Neil A. Cotty	93,524,182,594	322,736,786
Matina S. Horner	93,744,748,738	102,170,642
Rodney D. Johnson	93,743,366,844	103,552,536
Cynthia A. Montgomery	93,738,956,489	107,962,891
Joseph P. Platt	93,750,384,350	96,535,030
Robert C. Robb, Jr.	93,749,078,613	97,840,767
Mark Stalnecker	93,668,711,867	178,207,513
Kenneth L. Urish	93,694,700,012	152,219,368
Claire A. Walton	93,569,519,963	277,399,417
Frederick W. Winter	93,699,601,190	147,318,190
Barbara G. Novick	93,778,480,450	68,438,930
John M. Perlowski	93,744,975,345	101,944,035

*	Denotes MIP-wide proposal and voting results.

60	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

Additional Information (continued)

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016	61

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

62	BLACKROCK U.S. TOTAL BOND INDEX FUND	JUNE 30, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

USTB-6/16-SAR

Portfolio Information as of June 30, 2016

Ten Largest Holdings	Percent of Net Assets
Apple, Inc.	4%
Microsoft Corp.	2
Cisco Systems, Inc.	2
Comcast Corp., Class A	2
JPMorgan Chase & Co.	2
Altria Group, Inc.	2
Amgen, Inc.	2
Gilead Sciences, Inc.	1
Alphabet, Inc., Class A	1
Alphabet, Inc., Class C	1

Sector Allocation	Percent of Net Assets
Information Technology	22%
Health Care	16
Financials	16
Consumer Discretionary	14
Industrials	8
Consumer Staples	8
Energy	7
Materials	3
Utilities	3
Telecommunication Services	2
Short-Term Securities	12
Liabilities in Excess of Other Assets	(11)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016	1

Schedule of Investments June 30, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
B/E Aerospace, Inc.	13,912	$642,387
Boeing Co.	5,490	712,986
General Dynamics Corp.	19,893	2,769,901
Honeywell International, Inc.	2,433	283,007
Huntington Ingalls Industries, Inc.	2,380	399,911
Northrop Grumman Corp. (a)	380	84,466
Raytheon Co. (a)	9,732	1,323,066
Vectrus, Inc. (b)	6,647	189,373

		6,405,097
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	4,951	367,612
FedEx Corp.	2,325	352,888

		720,500
Airlines — 1.5%
American Airlines Group, Inc.	16,019	453,498
Delta Air Lines, Inc.	36,217	1,319,385
JetBlue Airways Corp. (b)	20,373	337,377
Southwest Airlines Co.	98,252	3,852,461
United Continental Holdings, Inc. (b)	16,581	680,484

		6,643,205
Auto Components — 1.1%
Goodyear Tire & Rubber Co.	28,487	730,977
Johnson Controls, Inc. (a)	6,892	305,040
Lear Corp.	37,183	3,783,742
Magna International, Inc. (a)	2,460	86,272

		4,906,031
Automobiles — 0.4%
Ford Motor Co.	68,466	860,618
General Motors Co.	27,120	767,496
Thor Industries, Inc.	2,945	190,659

		1,818,773
Banks — 6.0%
Bank of America Corp.	84,182	1,117,095
Citigroup, Inc.	98,998	4,196,525
Citizens Financial Group, Inc.	88,808	1,774,384
First Republic Bank	1,336	93,507
JPMorgan Chase & Co.	139,094	8,643,301
KeyCorp (a)	104,935	1,159,532
Regions Financial Corp. (a)	153,710	1,308,072
SunTrust Banks, Inc. (a)	8,554	351,398
TCF Financial Corp.	24,119	305,105
Umpqua Holdings Corp.	18,734	289,815
US Bancorp	58,151	2,345,230
Wells Fargo & Co.	86,130	4,076,533

		25,660,497
Beverages — 1.2%
Dr Pepper Snapple Group, Inc.	53,378	5,157,916
Biotechnology — 3.7%
AbbVie, Inc.	16,603	1,027,892
Amgen, Inc. (a)	43,342	6,594,485
Biogen, Inc. (b)	3,991	965,104
Celgene Corp. (b)	6,231	614,563
Gilead Sciences, Inc.	77,147	6,435,603
United Therapeutics Corp. (b)	2,569	272,108

		15,909,755

Common Stocks	Shares	Value
Building Products — 0.5%
Masco Corp.	73,327	$2,268,737
Capital Markets — 1.0%
Ameriprise Financial, Inc.	17,212	1,546,498
Charles Schwab Corp.	50,851	1,287,039
Goldman Sachs Group, Inc. (a)	6,138	911,984
KKR & Co. LP	725	8,946
Morgan Stanley	24,316	631,730

		4,386,197
Chemicals — 1.6%
Air Products & Chemicals, Inc.	3,326	472,425
Akzo Nobel NV — ADR (a)	13,805	290,457
Ashland, Inc. (a)	1,180	135,429
Celanese Corp., Series A	6,285	411,353
Dow Chemical Co.	20,023	995,343
E.I. du Pont de Nemours & Co.	4,191	271,577
Eastman Chemical Co.	20,712	1,406,345
GCP Applied Technologies, Inc. (b)	6,953	181,056
LyondellBasell Industries NV, Class A	23,190	1,725,800
Monsanto Co.	1,703	176,107
Praxair, Inc.	783	88,001
Sherwin-Williams Co.	1,733	508,930
Valspar Corp.	831	89,773
Westlake Chemical Corp.	818	35,109

		6,787,705
Commercial Services & Supplies — 0.1%
Rollins, Inc. (a)	9,853	288,397
Waste Management, Inc.	4,237	280,786

		569,183
Communications Equipment — 3.5%
Cisco Systems, Inc.	342,908	9,838,030
Nokia OYJ — ADR (a)	79,978	455,075
QUALCOMM, Inc.	82,591	4,424,400
Telefonaktiebolaget LM Ericsson — ADR (a)	54,350	417,408

		15,134,913
Construction & Engineering — 0.3%
AECOM (b)	36,840	1,170,407
Consumer Finance — 1.9%
Capital One Financial Corp.	37,088	2,355,459
Discover Financial Services	62,643	3,357,038
SLM Corp. (b)	297,459	1,838,297
Synchrony Financial (b)	16,263	411,129

		7,961,923
Containers & Packaging — 1.2%
Avery Dennison Corp.	23,468	1,754,233
Bemis Co., Inc.	5,849	301,165
Crown Holdings, Inc. (b)	3,554	180,081
Packaging Corp. of America	22,148	1,482,366
Sonoco Products Co.	28,284	1,404,583

		5,122,428
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B (b)	8,209	1,188,581
CME Group, Inc.	17,233	1,678,494
Intercontinental Exchange, Inc.	4,416	1,130,319
Moody’s Corp.	10,877	1,019,284
NASDAQ, Inc.	16,511	1,067,767
S&P Global, Inc.	520	55,775

		6,140,220

Portfolio Abbreviations

ADR	American Depositary Receipts
S&P	Standard and Poor’s

See Notes to Financial Statements.

2	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016

Schedule of Investments (continued)

Common Stocks	Shares	Value
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	10,456	$451,804
Level 3 Communications, Inc. (b)	30,612	1,576,212
Verizon Communications, Inc.	72,647	4,056,608

		6,084,624
Electric Utilities — 1.2%
Avangrid, Inc. (a)	565	26,024
Exelon Corp.	82,172	2,987,774
ITC Holdings Corp.	1,629	76,270
NextEra Energy, Inc.	15,004	1,956,521

		5,046,589
Electrical Equipment — 0.1%
Babcock & Wilcox Enterprises, Inc. (b)	17,710	260,160
Eaton Corp. PLC	4,870	290,885
Hubbell, Inc.	328	34,594

		585,639
Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	46,071	1,846,526
Fitbit, Inc., Series A (a)(b)	16,480	201,385
Flextronics International Ltd. (b)	57,383	677,119
FLIR Systems, Inc.	22,827	706,496

		3,431,526
Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	5,288	238,647
Diamond Offshore Drilling, Inc.	2,038	49,585
Dril-Quip, Inc. (b)	6,157	359,754
FMC Technologies, Inc. (b)	942	25,123
Schlumberger Ltd. (a)	23,021	1,820,501
Superior Energy Services, Inc. (a)	51,811	953,840
Transocean Ltd. (a)	10,175	120,981

		3,568,431
Food & Staples Retailing — 2.1%
CVS Health Corp.	58,690	5,618,981
Kroger Co. (a)	48,903	1,799,141
Rite Aid Corp. (b)	10,916	81,761
US Foods Holding Corp. (b)	1,461	35,415
Walgreens Boots Alliance, Inc.	16,241	1,352,388

		8,887,686
Food Products — 1.7%
Blue Buffalo Pet Products, Inc. (b)	5,270	123,002
Bunge Ltd.	396	23,423
Cal-Maine Foods, Inc. (a)	12,700	562,864
General Mills, Inc. (a)	42,020	2,996,867
Ingredion, Inc.	1,771	229,185
McCormick & Co., Inc. (a)	10,133	1,080,887
Mondelez International, Inc., Class A	6,120	278,521
Pilgrim’s Pride Corp. (a)	2,697	68,720
Tyson Foods, Inc., Class A	29,151	1,946,995
Unilever NV — NY Shares	1,980	92,941

		7,403,405
Gas Utilities — 0.0%
AGL Resources, Inc.	1,262	83,254
Questar Corp.	1,848	46,884

		130,138
Health Care Equipment & Supplies — 2.6%
Alere, Inc. (b)	900	37,512
Align Technology, Inc. (b)	2,264	182,365
Baxter International, Inc.	80,056	3,620,132
C.R. Bard, Inc.	10,871	2,556,424
Hologic, Inc. (b)	4,944	171,063
IDEXX Laboratories, Inc. (b)	10,576	982,087

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	13,415	$1,164,020
St. Jude Medical, Inc.	9,292	724,776
Zimmer Biomet Holdings, Inc.	14,279	1,718,906

		11,157,285
Health Care Providers & Services — 4.3%
Aetna, Inc. (a)	21,919	2,676,968
AmerisourceBergen Corp.	7,426	589,030
Anthem, Inc.	5,557	729,856
Cardinal Health, Inc.	7,985	622,910
Centene Corp. (b)	26,251	1,873,534
Cigna Corp.	9,154	1,171,621
Laboratory Corp. of America Holdings (b)	11,435	1,489,637
McKesson Corp.	7,905	1,475,468
UnitedHealth Group, Inc.	37,350	5,273,820
Universal Health Services, Inc., Class B	9,119	1,222,858
VCA, Inc. (b)	21,740	1,469,841

		18,595,543
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	5,251	232,094
Extended Stay America, Inc.	62,171	929,457
International Game Technology PLC	1,731	32,439
J Alexander’s Holdings, Inc. (b)	12,180	120,947
Marriott International, Inc., Class A (a)	6,314	419,629
Starbucks Corp. (a)	39,510	2,256,811
Starwood Hotels & Resorts Worldwide, Inc.	1,792	132,518
Vail Resorts, Inc.	2,610	360,780
Wyndham Worldwide Corp.	129	9,189

		4,493,864
Household Durables — 0.9%
D.R. Horton, Inc.	41,421	1,303,933
Lennar Corp., Class A (a)	13,950	643,095
Newell Brands, Inc.	21,618	1,049,986
NVR, Inc. (b)	364	648,044
Tupperware Brands Corp. (a)	1,808	101,754

		3,746,812
Household Products — 1.1%
Church & Dwight Co., Inc.	1,336	137,461
Clorox Co.	18,710	2,589,277
Kimberly-Clark Corp.	13,721	1,886,363

		4,613,101
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp.	220,379	2,750,330
Dynegy, Inc. (b)	80,068	1,380,372

		4,130,702
Industrial Conglomerates — 1.3%
3M Co. (a)	19,442	3,404,683
Carlisle Cos., Inc.	16,904	1,786,415
General Electric Co.	19,532	614,867

		5,805,965
Insurance — 2.6%
Aflac, Inc.	473	34,132
Aon PLC	9,214	1,006,445
Aspen Insurance Holdings Ltd.	4,101	190,204
Assured Guaranty Ltd.	9,803	248,702
CNA Financial Corp. (a)	28,433	893,365
FNF Group (a)	3,126	117,225
Genworth Financial, Inc., Class A (b)	80,970	208,903
Hartford Financial Services Group, Inc.	30,469	1,352,214
Lincoln National Corp.	17,340	672,272
MetLife, Inc.	19,764	787,200
Prudential Financial, Inc.	35,818	2,555,256

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016	3

Schedule of Investments (continued)

Common Stocks	Shares	Value
Insurance (continued)
Reinsurance Group of America, Inc.	2,549	$247,228
Travelers Cos., Inc.	18,187	2,164,980
XL Group PLC	18,964	631,691

		11,109,817
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (b)	3,151	2,254,919
Expedia, Inc.	1,954	207,710
Priceline Group, Inc. (b)	2,426	3,028,643

		5,491,272
Internet Software & Services — 4.5%
Alphabet, Inc., Class A (b)	8,934	6,285,337
Alphabet, Inc., Class C (b)	8,630	5,972,823
Facebook, Inc., Class A (b)	44,752	5,114,258
VeriSign, Inc. (b)	21,778	1,882,926

		19,255,344
IT Services — 3.1%
Accenture PLC, Class A	20,829	2,359,717
Amdocs Ltd.	30,668	1,770,157
Booz Allen Hamilton Holding Corp.	11,214	332,383
Cognizant Technology Solutions Corp., Class A (a)(b)	49,708	2,845,286
Fidelity National Information Services, Inc.	1,310	96,521
First Data Corp., Class A (a)(b)	10,268	113,667
Mastercard, Inc., Class A (a)	17,219	1,516,305
Paychex, Inc.	15,937	948,251
Sabre Corp.	3,288	88,086
Total System Services, Inc.	21,533	1,143,618
Visa, Inc., Class A (a)	28,907	2,144,032

		13,358,023
Leisure Products — 0.4%
Hasbro, Inc.	22,152	1,860,547
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc. (b)	2,653	218,713
VWR Corp. (b)	20,020	578,578
Waters Corp. (b)	4,772	671,182

		1,468,473
Machinery — 1.2%
Illinois Tool Works, Inc.	12,259	1,276,897
Ingersoll-Rand PLC	11,147	709,841
PACCAR, Inc.	37,356	1,937,656
Snap-on, Inc.	3,731	588,826
WABCO Holdings, Inc. (b)	5,475	501,346

		5,014,566
Media — 3.9%
Comcast Corp., Class A	142,585	9,295,116
Discovery Communications, Inc., Class C (b)	2,494	59,482
Interpublic Group of Cos., Inc.	80,202	1,852,666
Omnicom Group, Inc.	36,394	2,965,747
Scripps Networks Interactive, Inc., Class A (a)	20,214	1,258,726
Time Warner, Inc. (a)	20,253	1,489,406

		16,921,143
Metals & Mining — 0.7%
Allegheny Technologies, Inc. (a)	4,217	53,767
Newmont Mining Corp.	26,541	1,038,284
Reliance Steel & Aluminum Co.	19,301	1,484,247
Steel Dynamics, Inc.	9,898	242,501

		2,818,799
Multi-Utilities — 0.6%
CenterPoint Energy, Inc. (a)	61,935	1,486,440
CMS Energy Corp.	18,989	870,835

Common Stocks	Shares	Value
Multi-Utilities (continued)
DTE Energy Co.	3,080	$305,290
TECO Energy, Inc.	2,473	68,354

		2,730,919
Multiline Retail — 0.3%
Dollar General Corp.	490	46,060
Target Corp.	14,974	1,045,485

		1,091,545
Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	9,513	506,567
Antero Resources Corp. (a)(b)	21,214	551,140
Apache Corp. (a)	75,735	4,216,167
California Resources Corp. (a)	71	866
Chesapeake Energy Corp. (a)(b)	35,553	152,167
Chevron Corp. (a)	5,939	622,585
Columbia Pipeline Group, Inc.	2,463	62,782
Continental Resources, Inc. (b)	8,498	384,705
Devon Energy Corp. (a)	76,141	2,760,111
EnLink Midstream LLC (a)	16,199	257,726
EOG Resources, Inc. (a)	12,542	1,046,254
EP Energy Corp., Class A (a)(b)	17,532	90,816
Exxon Mobil Corp.	40,622	3,807,906
Gulfport Energy Corp. (b)	61,869	1,934,025
Hess Corp.	2,330	140,033
Laredo Petroleum, Inc. (b)	58,007	607,913
Marathon Oil Corp. (a)	169,848	2,549,419
Marathon Petroleum Corp.	25,949	985,024
Memorial Resource Development Corp. (b)	6,382	101,346
Newfield Exploration Co. (b)	26,622	1,176,160
Noble Energy, Inc. (a)	8,135	291,802
Parsley Energy, Inc., Class A (b)	17,850	483,021
Pioneer Natural Resources Co.	3,543	535,737
Plains GP Holdings LP, Class A	10,145	105,812
QEP Resources, Inc.	5,096	89,843
Range Resources Corp.	3,315	143,009
Spectra Energy Corp.	6,653	243,699
Suncor Energy, Inc. (a)	3,500	97,055
Teekay Corp.	3,005	21,426
Tesoro Corp.	828	62,034
Valero Energy Corp.	29,807	1,520,157
Whiting Petroleum Corp. (b)	4,342	40,207
Williams Cos., Inc.	7,962	172,218
World Fuel Services Corp.	2,293	108,895
WPX Energy, Inc. (b)	4,914	45,749

		25,914,376
Personal Products — 0.0%
Herbalife Ltd. (b)	779	45,595
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	20,234	1,488,211
Eli Lilly & Co.	20,608	1,622,880
Johnson & Johnson	44,111	5,350,664
Merck & Co., Inc.	96,516	5,560,287
Pfizer, Inc.	141,343	4,976,687
Prestige Brands Holdings, Inc. (b)	2,259	125,149
Shire PLC, ADR	2,827	520,394
Teva Pharmaceutical Industries Ltd. — ADR (a)	31,563	1,585,409

		21,229,681
Professional Services — 0.9%
Dun & Bradstreet Corp. (a)	1,190	144,990
Equifax, Inc.	6,453	828,565
ManpowerGroup, Inc.	10,243	659,035
Nielsen Holdings PLC (a)	43,317	2,251,184
Robert Half International, Inc.	3,024	115,396

		3,999,170

See Notes to Financial Statements.

4	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016

Schedule of Investments (continued)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 2.4%
Brixmor Property Group, Inc.	10,349	$273,834
Essex Property Trust, Inc.	5,835	1,330,905
First Industrial Realty Trust, Inc.	6,421	178,632
Host Hotels & Resorts, Inc. (a)	22,075	357,836
Lamar Advertising Co., Class A	2,376	157,529
Mid-America Apartment Communities, Inc.	12,864	1,368,729
Prologis, Inc. (a)	9,943	487,605
Public Storage (a)	730	186,581
RLJ Lodging Trust	8,348	179,065
Simon Property Group, Inc. (a)	14,200	3,079,980
Starwood Property Trust, Inc.	37,921	785,723
Weingarten Realty Investors	45,124	1,841,962

		10,228,381
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	6,390	622,705
Realogy Holdings Corp. (b)	3,586	104,066

		726,771
Road & Rail — 0.3%
JB Hunt Transport Services, Inc. (a)	3,551	287,383
Landstar System, Inc. (a)	13,496	926,635
Norfolk Southern Corp.	3,136	266,968

		1,480,986
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	20,412	1,156,136
Applied Materials, Inc.	30,546	732,188
Intel Corp.	4,447	145,861
Lam Research Corp. (a)	25,421	2,136,889
Linear Technology Corp.	4,038	187,888
Maxim Integrated Products, Inc.	22,251	794,138
NVIDIA Corp. (a)	35,195	1,654,517
Teradyne, Inc. (a)	16,227	319,510
Texas Instruments, Inc.	3,333	208,812
Xilinx, Inc.	32,452	1,497,011

		8,832,950
Software — 3.8%
Activision Blizzard, Inc.	62,762	2,487,258
Adobe Systems, Inc. (b)	13,568	1,299,679
Check Point Software Technologies Ltd. (b)	3,888	309,796
Citrix Systems, Inc. (b)	4,258	341,023
Electronic Arts, Inc. (b)	8,909	674,946
Intuit, Inc.	7,549	842,544
Microsoft Corp.	197,914	10,127,259
Oracle Corp.	1,150	47,070
Synopsys, Inc. (b)	477	25,796

		16,155,371
Specialty Retail — 3.9%
Aaron’s, Inc.	18,396	402,688
GNC Holdings, Inc., Class A (a)	42,332	1,028,244
Home Depot, Inc.	40,988	5,233,758
Lowe’s Cos., Inc.	73,380	5,809,495
Office Depot, Inc. (b)	21,646	71,648
Penske Automotive Group, Inc.	22,309	701,841
Ross Stores, Inc.	39,543	2,241,693
Sears Hometown and Outlet Stores, Inc. (b)	5,854	39,456
TJX Cos., Inc.	18,685	1,443,043

		16,971,866
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	167,531	16,015,964
EMC Corp.	51,361	1,395,478
Hewlett Packard Enterprise Co.	21,913	400,350
HP, Inc.	5,109	64,118

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. (a)	8,325	$204,712

		18,080,622
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	35,394	1,953,749
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc. (a)	32,090	481,029
Tobacco — 1.9%
Altria Group, Inc.	117,206	8,082,525
Reynolds American, Inc.	1,431	77,174
Vector Group Ltd. (a)	3,452	77,394

		8,237,093
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (b)	810	27,208
Air Lease Corp.	1,440	38,563
Watsco, Inc.	2,491	350,459

		416,230
Water Utilities — 0.5%
American Water Works Co., Inc.	25,867	2,186,020
Wireless Telecommunication Services — 0.7%
SBA Communications Corp., Class A (b)	7,065	762,596
T-Mobile U.S., Inc. (b)	1,723	74,554
Telephone & Data Systems, Inc.	71,442	2,118,970
United States Cellular Corp. (b)	6,288	246,930

		3,203,050
Total Common Stocks — 98.8%		425,708,185

Preferred Stocks
Food Products — 0.1%
Tyson Foods, Inc., 4.75% (c)	5,768	426,140
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25% (a)(c)	777	90,210
Total Preferred Securities — 0.1%		516,350
Total Long-Term Investments (Cost — $403,464,439) — 98.9%		426,224,535

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (d)(e)(f)	39,700,651	39,700,651
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (d)(e)(f)	14,171,932	14,171,932

		53,872,583
Total Short-Term Securities (Cost — $53,872,583) — 12.5%		53,872,583
Total Investments (Cost — $457,337,022) — 111.4%		480,097,118
Liabilities in Excess of Other Assets — (11.4)%		(49,206,207)

Net Assets — 100.0%		$430,890,911

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016	5

Schedule of Investments (continued)

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Convertible security.

(d)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at June 30, 2016	Value at June 30, 2016	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	21,712,891	17,987,760	39,700,651	$39,700,651	$76,052	[1]
BlackRock Cash Funds: Prime, SL Agency Shares	14,799,184	(627,252)	14,171,932	14,171,932	26,165	[1]
Total				$53,872,583	$102,217

[1]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
33	S&P 500 E-Mini Index	September 2016	USD 3,448,830	$31,070

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$31,070	—	—	—	$31,070

[1]    Includes cumulative appreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statement of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$106,354	—	—	—	$106,354
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$31,431	—	—	—	$31,431

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,416,903

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

6	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016

Schedule of Investments (concluded)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$425,708,185	—	—	$425,708,185
Preferred Stocks[1]	516,350	—	—	516,350
Short-Term Securities	53,872,583	—	—	53,872,583

Total	$480,097,118	—	—	$480,097,118

Derivative Financial Instruments[2]
Assets:
Equity contracts	$31,070	—	—	$31,070

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$102,000	—	—	$102,000
Liabilities:
Collateral on securities loaned at value	—	$(49,017,188)	—	(49,017,188)

Total	$102,000	$(49,017,188)	—	$(48,915,188)

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016	7

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned of $47,972,511 , cost — $403,464,439)	$426,224,535
Investments at value — affiliated (cost — $53,872,583)	53,872,583
Cash pledged for futures contracts	102,000
Receivables:
Dividends receivable	397,810
Investments sold	12,716,521
Variation margin on futures contracts	27,150
Income — affiliated	2,053
Securities lending income — affiliated	12,795

Total assets	493,355,447

Liabilities
Collateral on securities loaned at value	49,017,188
Payables:
Investment advisory fees	54,925
Investments purchased	11,220,574
Trustees’ fees	13,802
Other accrued expenses	27,402
Withdrawals to investors	2,130,645

Total liabilities	62,464,536

Net Assets	$430,890,911

Net Assets Consist of
Investors’ capital	$408,099,745
Net unrealized appreciation (depreciation)	22,791,166

Net Assets	$430,890,911

See Notes to Financial Statements.

8	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016

Statement of Operations

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Dividends — unaffiliated	$3,858,799
Securities lending — affiliated — net	90,497
Dividends — affiliated	11,720
Foreign taxes withheld	(39,149)

Total income	3,921,867

Expenses
Investment advisory	531,728
Administration	212,691
Professional	16,956
Trustees	12,585

Total expenses	773,960
Less:
Fees waived by the Manager	(233,215)
Fees waived by the Administrator	(212,691)

Total expenses after fees waived	328,054

Net investment income	3,593,813

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(13,230,907)
Futures contracts	106,354
Foreign currency transactions	586

(13,123,967)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	18,531,723
Futures contracts	31,431
Foreign currency translations	(41)

18,563,113

Net realized and unrealized gain	5,439,146

Net Increase in Net Assets Resulting from Operations	$9,032,959

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016	9

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:	(Unaudited)

Operations
Net investment income	$3,593,813	$30,042,097
Net realized gain (loss)	(13,123,967)	308,795,739
Net change in unrealized appreciation (depreciation)	18,563,113	(312,013,356)

Net increase in net assets resulting from operations	9,032,959	26,824,480

Capital Transactions
Proceeds from contributions	36,877,667	233,706,507
Value of withdrawals	(61,015,223)	(2,248,961,465)

Net decrease in net assets derived from capital transactions	(24,137,556)	(2,015,254,958)

Net Assets
Total decrease in net assets	(15,104,597)	(1,988,430,478)
Beginning of period	445,995,508	2,434,425,986

End of period	$430,890,911	$445,995,508

See Notes to Financial Statements.

10	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016

Financial Highlights	Active Stock Master Portfolio

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Total Return
Total Return	2.15%	[1]	(1.20)%	11.74%	34.02%	15.55%	2.20%

Ratios to Average Net Assets
Total expenses	0.36%	[2]	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.15%	[2]	0.15%	0.17%	0.23%	0.26%	0.27%

Net investment income	1.69%	[2]	1.65%	1.56%	1.55%	2.03%	1.70%

Supplemental Data
Net assets, end of period (000)	$430,891		$445,996	$2,434,426	$2,940,543	$2,792,818	$2,717,250

Portfolio turnover rate	58%		132%	119%	153%	120%	275%

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016	11

Notes to Financial Statements (Unaudited)

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Active Stock Master Portfolio (the “Master Portfolio”), is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

12	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016

Notes to Financial Statements (continued)

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Master Portfolio’s investments and derivative financial instruments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016	13

Notes to Financial Statements (continued)

inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to Master Portfolio, or excess collateral returned by Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Barclays Capital Inc.	$4,108	$(4,108)	—
BNP Paribas S.A.	23,345,535	(23,345,535)	—
Citigroup Global Markets, Inc.	1,285,966	(1,283,901)	$2,065
Credit Suisse Securities (USA) LLC	5,724,205	(5,724,205)	—
Deutsche Bank Securities, Inc.	1,165,256	(1,165,256)	—
Goldman Sachs & Co	1,760,279	(1,760,279)	—
HSBC Bank PLC	3,063,818	(3,063,818)	—
Jefferies LLC	1,661,801	(1,661,801)	—
JP Morgan Securities LLC	3,535,871	(3,535,871)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,161,890	(4,161,890)	—
Morgan Stanley	1,362,933	(1,362,933)	—
State Street Bank and Trust Co.	748,682	(744,872)	3,810
Wells Fargo Securities, LLC	152,167	(152,167)	—

Total	$47,972,511	$(47,966,636)	$5,875

[1]

Collateral with a value of $49,017,188 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

[2]

The market value of the loaned securities is determined as of June 30, 2016. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of

14	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016

Notes to Financial Statements (continued)

borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over the counter.

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in changes in the value of equity securities (equity risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee, which is determined by calculating a percentage of the Master Portfolio’s average daily net assets, based on the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24%
$3 Billion — $5 Billion	0.23%
$5 Billion — $10 Billion	0.22%
Greater than $10 Billion	0.21%

Administration

MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is entitled to receive for these administration services an annual fee of 0.10% based on the average daily net assets of the Master Portfolio.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. BAL has voluntarily agreed to waive 0.10% of its administration fee payable. This amount is shown as “Fees waived by the Administrator” in the Statement of Operations. This voluntary waiver may be terminated at any time.

Expense Waivers

The Manager has voluntarily agreed to waive 0.095% of its investment advisory fees payable by the Master Portfolio. This voluntary waiver may be terminated at any time. This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended June 30, 2016, the Manager waived $202,057 pursuant to this agreement.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016	15

Notes to Financial Statements (continued)

The Manager, with respect to the Master Portfolio, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2016, the amount waived was $1,617.

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended June 30, 2016, the Master Portfolio paid BTC $35,207 in total for securities lending agent services and collateral investment fees.

Officers and Trustees

The fees and expenses of MIP trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by MIP. BAL has contractually agreed to reimburse MIP or provide an offsetting credit against the administration fees paid by the MIP in an amount equal to these independent expenses through April 30, 2017. The amount of the waiver, if any, is shown as fees waived in the Statement of Operations. For the six months ended June 30, 2016, the manager waived $29,541 pursuant to this agreement.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions

The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2016, the purchase and sale transactions which resulted in net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
Active Stock Master Portfolio	$—	$1,214,639	$(91,434)

7. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments excluding short-term securities were $249,687,148 and $268,989,484, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

16	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016

Notes to Financial Statements (concluded)

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$469,998,059

Gross unrealized appreciation	$35,876,413
Gross unrealized depreciation	(25,777,354)

Net unrealized appreciation	$10,099,059

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2016, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016	17

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Active Stock Master Portfolio (the “Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s interests.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

18	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (continued)

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Portfolio for a one-year term ending June 30, 2017. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing the Portfolio’s performance and the Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the Portfolio ranked in the third, third, and second quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the Portfolio’s underperformance during the one- and three year periods. The Board was informed that, among other things, poor stock selection in the consumer discretionary, financials and utilities sectors was the primary detractor from performance.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016	19

Disclosure of Investment Advisory Agreement (continued)

The Board and BlackRock discussed BlackRock’s strategy for improving the Portfolio’s investment performance. Discussions covered topics such as: investment risks undertaken by the Portfolio; performance attribution; the Portfolio’s investment personnel; and the resources appropriate to support the Fund’s investment processes. The Board and BlackRock also discussed BlackRock’s active equity platform, and it was noted that BlackRock has recruited a Head of Global Active Equity, and has appointed a Chief Performance Officer to provide analysis of investment performance to senior management and the Board.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio: The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rate compared with the other funds in its Broadridge category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as its actual advisory fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Portfolio, to the Portfolio. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board also noted that the Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Portfolio increases above certain contractually specified levels. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Portfolio’s independent registered public accounting firm. The Board additionally noted that BlackRock has voluntarily agreed to waive a portion of its administration and advisory fees payable by the Portfolio in an amount sufficient to maintain the advisory fee payable by each of the LifePath Master Portfolios at a specified annual rate.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Portfolio to more fully participate in these economies of scale. The Board considered the Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the

20	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (concluded)

scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Portfolio for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016	21

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of MIP.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustee of MIP.

Investment Advisor BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02210	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of MIP 400 Howard Street San Francisco, CA 94105

22	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016

Additional Information

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Proxy Results

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of MIP.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	93,744,625,170	102,294,210
Susan J. Carter	93,564,604,497	282,314,883
Collette Chilton	93,778,667,881	68,251,499
Neil A. Cotty	93,524,182,594	322,736,786
Matina S. Horner	93,744,748,738	102,170,642
Rodney D. Johnson	93,743,366,844	103,552,536
Cynthia A. Montgomery	93,738,956,489	107,962,891
Joseph P. Platt	93,750,384,350	96,535,030
Robert C. Robb, Jr.	93,749,078,613	97,840,767
Mark Stalnecker	93,668,711,867	178,207,513
Kenneth L. Urish	93,694,700,012	152,219,368
Claire A. Walton	93,569,519,963	277,399,417
Frederick W. Winter	93,699,601,190	147,318,190
Barbara G. Novick	93,778,480,450	68,438,930
John M. Perlowski	93,744,975,345	101,944,035

*	Denotes Trust-wide proposal and voting results.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2016	23

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –     The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –     There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –    Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 2, 2016

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